     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 25, 2014

                                                             FILE NO. 333-119421

                                                                       811-08580

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 20                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 238                                                           /X/

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                             SEPARATE ACCOUNT THREE

                           (Exact Name of Registrant)

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-8335

              (Depositor's Telephone Number, Including Area Code)

                                   LISA PROCH
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 P. O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 1, 2014, pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)1) of Rule 485
/ /    on              , pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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
                                     PART A

                          SUPPLEMENT DATED MAY 1, 2014
            TO THE DIRECTOR M SERIES AND LEADERS 3 SERIES CONTRACTS
                     PRODUCT PROSPECTUSES DATED MAY 1, 2014

                     ENHANCED SURRENDER VALUE (2014) OFFER

Available for ELIGIBLE CONTRACT OWNERS of the products listed below with an active living withdrawal benefit in force from the LIFETIME INCOME FOUNDATION or LIFETIME INCOME BUILDER II Rider:


- THE DIRECTOR M                                                   - CLASSIC DIRECTOR M
- THE DIRECTOR M ACCESS                                            - CLASSIC DIRECTOR M OUTLOOK
- THE DIRECTOR M EDGE                                              - THE HUNTINGTON DIRECTOR M
- THE DIRECTOR M OUTLOOK                                           - HUNTINGTON DIRECTOR M OUTLOOK
- THE DIRECTOR M PLUS                                              - CLASSIC HARTFORD LEADERS
- HARTFORD LEADERS SERIES III                                      - CLASSIC HARTFORD LEADERS OUTLOOK
- HARTFORD LEADERS ACCESS SERIES III                               - HUNTINGTON HARTFORD LEADERS I
- HARTFORD LEADERS EDGE SERIES III                                 - HUNTINGTON HARTFORD LEADERS OUTLOOK III
- HARTFORD LEADERS OUTLOOK SERIES III
- HARTFORD LEADERS PLUS SERIES III



For a limited period of time, the Company will make the ENHANCED SURRENDER VALUE
(2014) OFFER available to Eligible Contract Owners ("Offer" or "the Offer"), subject to state approval of the ESV Rider, beginning on or about June 2, 2014, for Contract Owners with contracts issued in the INITIAL LAUNCH STATES. We will notify applicable Contract Owners in Writing if the Offer becomes available to Contract Owners with contracts issued in states outside the Initial Launch States.


YOU ARE NOT REQUIRED TO ACCEPT THE OFFER AND YOU DO NOT NEED TO TAKE ANY ACTION IF YOU DO NOT WANT TO ACCEPT THE OFFER.

The Riders listed above are guaranteed benefit riders designed to (i) help protect your Investment from poor market performance through potential annual automatic Payment Base Increases, (ii) provide longevity protection through Lifetime Benefit Payments and (iii) ensure a guaranteed Death Benefit amount. For additional information about the products and each Rider, please review the disclosures in the Prospectus and review your contract (including all Riders).


We are making this Offer because high market volatility, declines in equity markets and the low interest rate environment make continuing to provide the Rider benefits costly to us. We believe the Offer can be mutually beneficial to both us and Contract Owners who no longer need or want the variable annuity Contract and the Rider benefits. If you accept the Offer, we would gain a financial benefit because we would no longer incur the costs of maintaining expensive reserves for the guarantees offered in the Contract and Riders. If you determine that you no longer want or need the Contract and Rider benefits, you would benefit because you may receive an increase in your Contract's Surrender Value and your fees would cease.



If you are eligible for the Offer, the Company will notify you in writing. The OFFER LETTER, which is specific to your Contract, will contain your Contract's Surrender Value and the Enhanced Surrender Value as of the date specified in the letter. If you accept the Offer, you will FULLY SURRENDER your Contract and all Contract benefits will irrevocably TERMINATE. In return, we will pay you the ENHANCED SURRENDER VALUE AS OF THE DATE WE RECEIVE YOUR REQUIRED DOCUMENTS, which is an amount greater than the Contract's Surrender Value. The actual Enhanced Surrender Value amount may be more or less than the amount provided in the Offer letter.


A Full Surrender of your Contract may be taxable to you. We encourage you to review this Offer with your tax adviser regarding the tax consequences of liquidating your Contract and the tax treatment of the Enhanced Surrender Value Offer amount. A 10% tax penalty also may apply if you Surrender before age 59 1/2. Please carefully review the Tax Considerations section of the prospectus for additional information.


THIS OFFER WILL NOT BE APPROPRIATE FOR ALL CONTRACT OWNERS AND IT MAY NOT BE IN YOUR BEST INTEREST TO ACCEPT THIS OFFER. We urge you to discuss this Offer with your financial advisor to help you determine if the Offer is right for you.


WHO IS ELIGIBLE TO PARTICIPATE IN THE ENHANCED SURRENDER VALUE OFFER?

The Offer is available to Contract Owners who meet all of the following qualifications; we refer to Contract Owners that meet all of these qualifications as "Eligible Contract Owners."

YOU ARE AN ELIGIBLE CONTRACT OWNER IF AT THE TIME WE RECEIVE YOUR REQUIRED
DOCUMENTS:

You own one or more of the following series of contracts from Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company with an active living withdrawal benefit in force from the LIFETIME INCOME FOUNDATION OR LIFETIME INCOME BUILDER II RIDER:


- The Director M                                                   - Classic Director M
- The Director M Access                                            - Classic Director M Outlook
- The Director M Edge                                              - The Huntington Director M
- The Director M Outlook                                           - Huntington Director M Outlook
- The Director M Plus                                              - Classic Hartford Leaders
- Hartford Leaders Series III                                      - Classic Hartford Leaders Outlook
- Hartford Leaders Access Series III                               - Huntington Hartford Leaders I
- Hartford Leaders Edge Series III                                 - Huntington Hartford Leaders Outlook III
- Hartford Leaders Outlook Series III
- Hartford Leaders Plus Series III


                                      AND

- YOU MUST NOT HAVE SUBMITTED ADDITIONAL PREMIUM PAYMENTS THAT WERE APPLIED TO YOUR CONTRACT AFTER MAY 1, 2014 UNLESS THE PAYMENT WAS MADE UNDER OUR INVESTEASE PROGRAM.

- You must not have elected the optional death benefits Maximum Anniversary Value or Maximum Anniversary Value Plus.

- You must not have reached your Annuity Commencement Date or annuitized your Contract (you will also not be eligible if we have received an annuitization election from you).

- You must not be receiving Lifetime Benefit Payments under any living benefit rider where your Contract Value has been reduced to below our minimum Contract Value.

- We must not have received a death notification on the Contract. (In addition, if a death that triggers a death benefit under the Contract occurs before we process your request for the Offer, you and your beneficiary(ies) will not be eligible for the Offer.)

-   We have not previously received a separate full surrender request from you.

- The state in which your Contract was issued has approved the Enhanced Surrender Value Offer contract rider (state approval of the rider is not an endorsement of the Offer).

- You must be a customer of a Financial Intermediary and have an active Broker Dealer associated with your Contract (contract owners with HSD as their broker-dealer are NOT eligible for the Offer).


- We RECEIVE a signed Enhanced Surrender Value (2014) Surrender Request and Acknowledgement Form (in addition to a request to send the proceeds to another insurance carrier, if applicable) ("REQUIRED DOCUMENTS") in GOOD ORDER at our ADMINISTRATIVE OFFICE accepting the Offer prior to the Offer Termination Date. If there is a Joint Contract Owner, both Owners must sign the form. IF WE DO NOT RECEIVE A COMPLETE ENHANCED SURRENDER VALUE (2014) SURRENDER REQUEST AND ACKNOWLEDGEMENT FORM WITH YOUR FULL SURRENDER REQUEST WE WILL PROCESS THE FULL SURRENDER BUT YOU WILL NOT RECEIVE THE ENHANCED SURRENDER VALUE.



"ADMINISTRATIVE OFFICE" means: Our overnight mailing address is: Hartford Life Insurance Company/Hartford Life and Annuity Insurance Company, 745 West New Circle Road Building 200,1st Floor, Lexington, KY 40511. Our standard mailing address is: Hartford Life Insurance Company/Hartford Life and Annuity Insurance Company, PO Box 14293, Lexington, KY 40512-4293.


"GOOD ORDER" means the actual receipt of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information and supporting legal documentation necessary to effect the transaction. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any good order requirements at any time.


"INITIAL LAUNCH STATES" are Alabama, Alaska, Arizona, Arkansas, California, Colorado, Connecticut, Washington D.C., Delaware, Florida, Hawaii, Idaho, Illinois, Indiana, Iowa, Kansas, Kentucky, Louisiana, Maine, Maryland, Michigan, Minnesota, Missouri, Montana, Nebraska, Nevada, New Hampshire, New Jersey, New Mexico, North Carolina, North Dakota, Ohio, Oklahoma, Pennsylvania, Rhode Island, South Carolina, South Dakota, Tennessee, Texas, Utah, Vermont, Virginia, Washington, West Virginia, Wisconsin, Wyoming

"OFFER TERMINATION DATE" means the date that the Enhanced Surrender Value (2014) Offer will terminate. We will provide you at least 30 days advanced written notice of the Offer Termination Date.

"RECEIVE" or "RECEIPt" in Good Order generally means that everything necessary must be received at our Administrative Office.

HOW IS THE ENHANCED SURRENDER VALUE DETERMINED?

If you are an Eligible Contract Owner and you have accepted the Offer, you will surrender your Contract and any other rider associated with your Contract. All benefits provided by the Contract will irrevocably terminate. We will pay you the Enhanced Surrender Value amount which is the greater of:

    (a) Contract Value on the full Surrender date (any surrender charges and fees upon surrender will be waived); or


    (b) Contract Value on the full Surrender date plus 10% of the PAYMENT BASE subject to a CAP OF 90% of the Payment Base (any surrender charges and fees upon surrender will be waived).


FOR PURPOSES OF THE OFFER CALCULATION, YOUR PAYMENT BASE WILL BE DETERMINED ON MAY 1, 2014 AND WILL BE FIXED (IT WILL NOT CHANGE).The CAP will be reduced dollar-for-dollar for any partial Surrenders taken after May 1, 2014 and prior to our receipt of the Required Documents. No automatic Payment Base increases will apply during the Offer period if you accept this Offer. Your Contract Value used in computing the Offer fluctuates on a daily basis. We will calculate your Enhanced Surrender Value as of the Valuation Date we received your Required Documents (the "full surrender" date). If you own a Plus contract, and accept the Offer, we will not recapture any Premium Enhancement. Please see Examples 1-4 below for an illustration of the Enhanced Surrender Value amount calculation.


HOW DOES THE ENHANCED SURRENDER VALUE OFFER WORK?



- WE MUST RECEIVE YOUR SIGNED ENHANCED SURRENDER VALUE (2014) SURRENDER REQUEST AND ACKNOWLEDGEMENT FORM IN GOOD ORDER AT OUR ADMINISTRATIVE OFFICES ("REQUIRED DOCUMENTS") TO ACCEPT THE ENHANCED SURRENDER VALUE OFFER.



- The Enhanced Surrender Value (2014) Surrender Request and Acknowledgement Form is an administrative form that: 1) provides your contract information to us such as the account number and needs to be signed by you and/or a joint owner; and 2) requires that you and/or a joint contract owner acknowledge that you understand that your contract and riders benefits will terminate. IF WE DO NOT RECEIVE THE FORM IN GOOD ORDER, YOU WILL NOT RECEIVE THE ENHANCED SURRENDER VALUE.



- Acceptance of the Enhanced Surrender Value Offer will constitute a full Surrender of your Contract and all riders. You may Surrender more than one Contract, if eligible. Partial Surrenders will not be eligible for the Offer. You can only accept this Offer in its entirety. If we do not receive your acceptance before the Offer expires, we will consider you to have rejected this Offer.


-   No payments will be made to you except for the Enhanced Surrender Value.

- No Contingent Deferred Sales Charges, rider charges or any other fees will apply to amounts Surrendered.

- After we receive your "REQUIRED DOCUMENTS" we will calculate your Enhanced Surrender Value Offer amount. We will terminate your Contract and all riders, issue your Enhanced Surrender Value Offer rider, and pay you the Enhanced Surrender Value amount.

-   You must return your existing Contract to us (unless lost or destroyed).

-   You cannot reinstate your Contract after it is terminated.

WHAT OTHER THINGS MIGHT BE CONSIDERED?

- WE CANNOT RECOMMEND WHETHER OR NOT THE ENHANCED SURRENDER VALUE (2014) OFFER IS THE RIGHT CHOICE FOR YOU. PLEASE DISCUSS THE MERITS OF THIS ENHANCED SURRENDER VALUE (2014) OFFER WITH YOUR FINANCIAL ADVISOR TO BE SURE THAT THE ENHANCED SURRENDER VALUE (2014) OFFER IS SUITABLE FOR YOU BASED ON YOUR PARTICULAR CIRCUMSTANCES.


- You and your Financial Advisor and/or tax adviser must consider whether accepting the Enhanced Surrender Value (2014) Offer is appropriate for you versus maintaining your Contract, Death Benefit protection, tax deferral, ability to receive lifetime annuity payments based on guaranteed annuity purchase rates, guaranteed lifetime income and any other benefits provided by rider you may own. There is no compensation paid by Us to the Financial Advisor or Financial Intermediary if you participate in this program.



- A full Surrender of your Contract may be taxable to you. You are urged to review this Offer with your tax adviser regarding the tax consequences of liquidating your Contract and the tax treatment of the Enhanced Surrender Value (2014) Offer amount. A 10% tax penalty also may apply if you Surrender before age 59 1/2. Please carefully review the Tax Considerations section of the prospectus for additional information.


- In your evaluation of the Enhanced Surrender Value (2014) Offer, you should consult with your Financial Advisor, your tax adviser and potentially any beneficiaries named in the Contract to determine whether you still need or may need the guaranteed lifetime income provided by the riders you own and/or the Death Benefit provided by your Contract.


- YOUR ENHANCED SURRENDER VALUE AMOUNT MAY NOT BE SIGNIFICANTLY DIFFERENT FROM YOUR EXISTING SURRENDER VALUE, WHICH MEANS YOU MAY BE SURRENDERING YOUR CONTRACT AND RIDER(S) WITHOUT ANY ADDITIONAL MATERIAL BENEFIT TO YOU.

- If you plan on using the Enhanced Surrender Value to purchase a new annuity contract, you should compare both contracts carefully. There may be a new surrender charge period on the new contract, charges may be higher, and benefits may be different.

- IF YOU ACCEPT THE ENHANCED SURRENDER VALUE OFFER, YOU WILL RECEIVE THE ENHANCED SURRENDER VALUE OFFER AMOUNT WHICH MAY BE LESS THAN THE AMOUNT YOU WOULD HAVE RECEIVED DURING YOUR LIFETIME UNDER YOUR CONTRACT AND THE LIVING BENEFIT RIDER (AND OTHER RIDERS YOU MAY OWN). YOU WILL ALSO LOSE ALL DEATH BENEFITS UNDER YOUR CONTRACT OR RIDER(S), INCLUDING ANY STANDARD OR OPTIONAL DEATH BENEFIT.


The Enhanced Surrender Value (2014) Offer is available for a limited time. The Company will provide written notice to you when the program commences and reserves the right to terminate or suspend this program completely or in any state at any time. This program will terminate on a date that we determine in the future. All eligible contract owners will receive prior written notice of this date ("the Offer Termination Date"). After the Offer Termination Date, we may offer different and/or more or less favorable programs to Contract Owners who have not surrendered their Contract. We reserve the right to reject any request to accept the Enhanced Surrender Value Offer. The Enhanced Surrender Value Offer may not be available in all states, through all Financial Intermediaries or for all contracts.


ENHANCED SURRENDER VALUE (2014) OFFER EXAMPLES:

EXAMPLE 1

Assume the eligible guaranteed benefit rider's Payment Base is $100,000 and the Contract Value is $75,000. The amount of the Enhanced Surrender Value offer is $85,000, $10,000 higher than the current Contract Value. Assume the Contract Owner accepts the offer 30 days later at which time the Contract Value has decreased to $70,000. Further assume there are no changes to any other facts that affect the calculation of the offer amount. The amount of the Enhanced Surrender Value offer would be $80,000, $10,000 higher than the Contract Value of $70,000 on the Valuation Day we receive your signed acknowledgement form and full surrender request in good order.

EXAMPLE 2

Assume the eligible guaranteed benefit rider's Payment Base is $100,000 and the Contract Value is $75,000. The amount of the Enhanced Surrender Value offer is $85,000, $10,000 higher than the current Contract Value. Assume the Contract Owner accepts the offer 30 days later at which time the Contract Value has increased to $82,000. Further assume there are no changes to any other facts that affect the calculation of the offer amount. The amount of the Enhanced Surrender Value offer would be $90,000, $8,000 higher than the Contract Value of $82,000 on the Valuation Day we receive your signed acknowledgement form and full surrender request in good order.

EXAMPLE 3

Assume the eligible guaranteed benefit rider's Payment Base is $100,000 and the Contract Value is $70,000. The amount of the Enhanced Surrender Value offer is $80,000, $10,000 higher than the current Contract Value. Assume the Contract Owner withdraws $4,800 after the offer date and the Contract Value, including the $4,800 withdrawals, decreases to $66,500 on the date we process the surrender. Further assume there are no changes to any other facts that affect the calculation of the offer amount. The amount of the Enhanced Surrender Value offer would be $76,500, $10,000 higher than the Contract Value of $66,500 on the Valuation Day we receive your signed acknowledgement form and full surrender request in good order.

EXAMPLE 4

Assume the eligible guaranteed benefit rider's Payment Base is $100,000, the Contract Value is $120,000, and the Surrender Value is $119,875 because of one month pro-rated rider fee charge. The amount of the Enhanced Surrender Value offer is $120,000, same as the current Contract Value and $125 higher than the current Surrender Value. Assume the Contract Owner accepts the offer 30 days later at which time the Contract Value stays at $120,000 and the Surrender Value has decreased to $119,750 because of one additional month of rider fee. Further assume there are no changes to any other facts that affect the calculation of the offer amount. The amount of the Enhanced Surrender Value offer would be $120,000, $250 higher than the Surrender Value of $119,750 on the Valuation Day we receive your signed acknowledgement form and full surrender request in good order.


If you have any questions regarding this Supplement or want to find out if you are eligible for the offer or to get an offer quote, you may contact our Annuity Contact Center at 1-800-662-6668. Generally, Enhanced Surrender Value quotes will be available for contracts issued in the Initial Launch States on or about June 3, 2014.


 THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.


HV-7555

THE DIRECTOR M OUTLOOK

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT THREE (EST. 6/22/94)
HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT THREE (EST. 6/22/94)
P.O. BOX 14293
LEXINGTON, KY 40512-4293

1-800-862-6668 (CONTRACT OWNERS)
1-800-862-7155 (REGISTERED REPRESENTATIVES)
WWW.HARTFORDINVESTOR.COM

                                                             [THE HARTFORD LOGO]

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This prospectus describes the following contracts: Director M Outlook, Director
M Platinum Outlook, AmSouth Variable Annuity M Outlook, The Director M Select Outlook, The Huntington Director M Outlook, Wells Fargo Director M Outlook, and Classic Director M Outlook.


This variable annuity prospectus describes a contract between each Owner and joint Owner ("you") and Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company ("us," "we" or "our"). This Contract is closed to new investors. This variable annuity allows you to allocate your Premium Payment among the following portfolio companies:

X  Invesco

X  AllianceBernstein L.P.

X  Fidelity Investments

X  Hartford HLS Funds

X  Lord, Abbett & Co. LLC

X  Oppenheimer Variable Account Funds

X  Putnam Investments, LLC

X  The Universal Institutional Funds, Inc.


X  Huntington Funds



X  Pioneer Variable Contracts Trust



X  Sterling Capital Variable Insurance Funds



X  Wells Fargo Variable Trust



Please read this prospectus carefully and keep it for your records and for future reference. You can also contact us to get a Statement of Additional Information free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC" or "Commission"). Although we file this prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from us or the SEC's website (www.sec.gov).


This variable annuity may not be suitable for everyone. This variable annuity may not be appropriate for people who do not have a long investment time horizon or intend to engage in market timing. You will get NO ADDITIONAL TAX advantage from this variable annuity if you are investing in a variable annuity through a tax-advantaged retirement plan (such as a 401(k) plan or Individual Retirement Account ("IRA")). This prospectus is not intended to provide tax, accounting or legal advice.

          NOT INSURED BY FDIC OR ANY                MAY LOSE            NOT A DEPOSIT OF OR GUARANTEED BY           [NOT FDIC BANK
          FEDERAL GOVERNMENT AGENCY                  VALUE                ANY BANK OR ANY BANK AFFILIATE                IMAGE]

--------------------------------------------------------------------------------


PROSPECTUS DATED: MAY 1, 2014



STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2014

2

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TABLE OF CONTENTS


                                                                        PAGE
--------------------------------------------------------------------------------
1. HIGHLIGHTS                                                                  3
2. SYNOPSIS                                                                    5
3. GENERAL INFORMATION                                                         8
  The Company                                                                  8
  The Separate Account                                                         8
  The Funds                                                                    8
  Fixed Accumulation Feature                                                  10
4. PERFORMANCE RELATED INFORMATION                                            11
5. THE CONTRACT                                                               11
  a.  Purchases and Contract Value                                            11
  b.  Charges and Fees                                                        18
  c.  Surrenders                                                              19
  d.  Annuity Payouts                                                         21
  e.  Standard Death Benefits                                                 24
6. OPTIONAL DEATH BENEFITS                                                    28
  a.  MAV Plus                                                                28
7. OPTIONAL WITHDRAWAL BENEFITS                                               30
  a.  The Hartford's Principal First Preferred                                30
  b.  The Hartford's Lifetime Income Foundation                               33
  c.  The Hartford's Lifetime Income Builder II                               41
  d.  The Hartford's Principal First                                          50
8. MISCELLANEOUS                                                              53
  a.  Definitions                                                             53
  b.  State Variations                                                        58
  c.  Financial Statements                                                    60
  d.  More Information                                                        60
  e.  Legal Proceedings                                                       61
  f.  How Contracts Are Sold                                                  61
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                      64
APPENDIX TAX - FEDERAL TAX CONSIDERATIONS/INFORMATION REGARDING        APP TAX-1
TAX-QUALIFIED RETIREMENT PLANS
APPENDIX I - EXAMPLES                                                    APP I-1
APPENDIX II - ACCUMULATION UNIT VALUES                                  APP II-1
APPENDIX A - PRODUCT COMPARISON INFORMATION                              APP A-1
APPENDIX B - THE HARTFORD'S LIFETIME INCOME BUILDER                      APP B-1
APPENDIX C - THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS AND          APP C-1
 THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS
APPENDIX D - RIDER INVESTMENT RESTRICTIONS                               APP D-1

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1. HIGHLIGHTS

A. OVERVIEW

This Contract and all features are closed to new investors.

This is a deferred, flexible-premium variable annuity. A deferred variable annuity has an accumulation phase and a payout phase. You make investments during the accumulation phase. The value of your investments is used to set your benefits. At the end of the accumulation phase, we use that accumulated value to set the payments that we make during the payout phase. Generally speaking, the longer the accumulation phase, the greater your Contract Value will be for setting your benefits and annuity payouts.


This variable annuity provides:



X  Different investment options. (Sections 3, 5(a) & Appendix A)



X  Tax-free transfers among investment options. (Sections 5(a), 9 & 10)



X Tax deferral on your investments until you withdraw your money (subject to possible IRS penalty). (Sections 5(c), 9 & 10)



X Several optional living benefits that provide guaranteed withdrawals over a fixed or an indeterminate time period. (Sections 2 & 7)



X  Annuity Payouts over a fixed or an indeterminate time period. (Section 5(d))



X  Different Death Benefits. (Sections 2, 5(e), 6, 7(b) & 7(c))



B. OPTIONAL FEATURES PREVIOUSLY AVAILABLE


           OPTIONAL FEATURE                          GENERAL PURPOSE
--------------------------------------------------------------------------------
MAV/MAV Plus*                            Guaranteed Minimum Death Benefit that
                                         ratchets up based on performance
The Hartford's Principal First*          Guaranteed Minimum Withdrawal Benefit
                                         with periodic step-up rights
The Hartford's Principal First           Guaranteed Minimum Withdrawal Benefit
Preferred*
The Hartford's Lifetime Income Builder   Guaranteed Minimum Lifetime Withdrawal
Selects*                                 Benefit with limited annual step-up
                                         rights
The Hartford's Lifetime Income Builder   Guaranteed Minimum Lifetime Withdrawal
Portfolios*                              Benefit with full annual step-up rights
The Hartford's Lifetime Income Builder*  Guaranteed Minimum Lifetime Withdrawal
                                         Benefit
The Hartford's Lifetime Income Builder   Guaranteed Minimum Lifetime Withdrawal
II*                                      Benefit with limited annual step-up
                                         rights
The Hartford's Lifetime Income           Guaranteed Minimum Lifetime Withdrawal
Foundation*                              Benefit

*   No longer available for sale.

For The Hartford's Lifetime Income Builder Selects, we reserve the right to limit the Funds into which you may allocate your Contract Value. For The Hartford's Lifetime Income Builder Portfolios, your Contract Value must be invested in one or more Programs and in an approved model portfolio, Funds, or other investment vehicles established from time to time.

Partial Surrenders taken prior to the Lifetime Eligibility Date or in excess of the available Lifetime Benefit Payment will reduce the Guaranteed Minimum Death Benefit by an amount greater than the amount withdrawn as a result of a proportionate reduction.


Optional features are subject to restrictions that may limit or eliminate the availability of these benefits. Optional features selected are identified on your application and Contract. Not every optional feature was available from your Financial Intermediary and may be subject to additional restrictions. For more information, see Section 6, 7 and Appendices B and C.


C. INVESTMENT OPTIONS (Sections 3, 5(a) & Appendices II & A)

You may invest in:

X Funds with different investment strategies, objectives and risk/reward profiles.


X In certain circumstances, you were able to invest in a Fixed Accumulation Feature. Effective October 4, 2013, we no longer accept new allocations or Premium Payments to the Fixed Accumulation Feature.

4

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D. CHARGES AND FEES (Sections 2, 5(b), 5(c) & Appendices II & A)

You will pay the following types of fees:

X  Sales charges (varies by Contract version)

X  Contract expenses (varies by Contract version)

X  Optional rider fees (if selected)

X  Fund expenses

Here are a few suggestions that might make it easier for you to use this prospectus:

X We use a lot of defined terms to describe how this variable annuity works. These terms are capitalized and described in the Definition section (section 8(a)). Unavoidably, we sometimes interchangeably use different terms that essentially mean the same thing (for instance, this variable annuity is also called a "Contract").

X We include cross references to other sections to help describe certain aspects of this variable annuity in more detail. For example, we may describe an optional benefit in section 7 but examples of how it works are in Appendix I.

X Know what kind of variable annuity you purchased. We have noted what type of variable annuity (and in some instances, what series of variable annuity) this is on the cover page of this prospectus. This information will also appear in your Contract.

X The format and tables provided are designed to help you compare features. We have used a consistent question and answer format in sections 6 and 7 to make it easier to compare optional benefits. Appendix A is designed to compare and contrast different variations of this variable annuity.

F. COMMISSIONS FOR SELLING THIS VARIABLE ANNUITY (Section 8(f) & Appendix A)

We paid a commission for selling this variable annuity and even though this product is no longer available for new sales, commissions may continue to be paid for past sales. Commissions vary based on a variety of factors such as whether they are paid up front or over time, the type of variable annuity sold and your age.


G. SEE THE ATTACHED PROSPECTUS SUPPLEMENT DATED MAY 1, 2014 FOR A DESCRIPTION OF AN ENHANCED SURRENDER VALUE (2014) OFFER AVAILABLE FOR A LIMITED TIME TO CERTAIN CONTRACT OWNERS. AS PREVIOUSLY COMMUNICATED TO YOU IN WRITING, THE ENHANCED SURRENDER VALUE OFFER AVAILABLE BEGINNING IN JANUARY 2013 TO CERTAIN ELIGIBLE CONTRACT OWNERS WAS TERMINATED ON FEBRUARY 28, 2014.

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2. SYNOPSIS

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING YOUR VARIABLE ANNUITY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THIS VARIABLE ANNUITY. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

SALES CHARGE IMPOSED ON PURCHASES (as a percentage of Premium Payments)                                 None
  $0 - $49,999                                                                                              0%
  $50,000 - $99,999                                                                                         0%
  $100,000 - $249,999                                                                                       0%
  $250,000 - $499,999                                                                                       0%
  $500,000 - $999,999                                                                                       0%
  $1,000,000+                                                                                               0%
CONTINGENT DEFERRED SALES CHARGE* (as a percentage of Premium Payments)
  First Year                                                                                                7%
  Second Year                                                                                               6%
  Third Year                                                                                                5%
  Fourth Year                                                                                               4%
  Fifth Year                                                                                                0%
  Sixth Year                                                                                                0%
  Seventh Year                                                                                              0%
  Eighth Year                                                                                               0%
  Ninth Year                                                                                                0%
SURRENDER FEE (as a percentage of amount Surrendered, if applicable)                                    None
EXCHANGE FEE                                                                                            None

*   Each Premium Payment has its own Contingent Deferred Sales Charge schedule.

CONTRACT OWNER PERIODIC EXPENSES

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS (EXCEPT AS NOTED) DURING THE TIME THAT YOU OWN THIS VARIABLE ANNUITY, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL MAINTENANCE FEE (1)                                                                              $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Account Value)
  Mortality and Expense Risk Charge                                                                      1.40%
  Administrative Charge                                                                                  0.20%
  Total Separate Account Annual Expenses                                                                 1.60%
MAXIMUM OPTIONAL CHARGES (as a percentage of average daily Account Value)
  The Hartford's Principal First Preferred Charge (5)                                                    0.20%
  The Hartford's Principal First Charge (2)(5)                                                           0.75%
  MAV/MAV Plus Charge                                                                                    0.30%
  Total Separate Account Annual Expenses with optional benefit separate account charges                  2.65%
MAXIMUM OPTIONAL CHARGES (3) (as a percentage of Benefit Amount or Payment Base (4))
  The Hartford's Lifetime Income Foundation (5)                                                          0.30%
  The Hartford's Lifetime Income Builder II Charge (2)(5)                                                0.75%
  The Hartford's Lifetime Income Builder Charge (2)(5)                                                   0.75%
  The Hartford's Lifetime Income Builder Selects (2)(3)(5)
  Single Life Option Charge                                                                              1.50%
  Joint/Spousal Life Option Charge                                                                       1.50%

6

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
The Hartford's Lifetime Income Builder Portfolios (2)(3)(5)
  Single Life Option Charge                                                                              1.50%
  Joint/Spousal Life Option Charge                                                                       1.50%

(1) Fee waived if Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract.


(2) Current rider charges are: The Hartford's Lifetime Income Builder - 0.75%; The Hartford's Lifetime Income Builder II - 0.75%; The Hartford's Principal First - 0.75%: Current charges for The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios (Single and Joint/Spousal Options) are 1.50%.


(3) Charge deducted on each Contract Anniversary and when you fully Surrender your Contract.

(4)  See "Does the Benefit Amount/Payment Base change under this rider?" in
     Section 6 for a description of the terms "Benefit Amount" and "Payment
     Base."

(5)  You may not own more than one of these optional riders at the same time.

The next item shows the minimum and maximum Total Annual Fund Operating Expenses charged by the Funds that you may pay on a daily basis during the time that you own this variable annuity. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund

THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THIS VARIABLE ANNUITY. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                                                                  MINIMUM            MAXIMUM
---------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                0.33%              2.06%
(expenses that are deducted from Sub-Account assets,
including management fees, distribution
and/or service fees (12b-1) fees, and other expenses)

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EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THIS VARIABLE ANNUITY WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITIES.

LET'S SAY, HYPOTHETICALLY, THAT YOUR ANNUAL INVESTMENT RETURN IS 5% AND THAT YOUR FEES AND EXPENSES TODAY WERE AS HIGH AS POSSIBLE.

THE EXAMPLE ILLUSTRATES THE EFFECT OF FEES AND EXPENSES THAT YOU COULD INCUR (OTHER THAN TAXES). YOUR ACTUAL FEES AND EXPENSES MAY VARY. FOR EVERY $10,000 INVESTED, HERE'S HOW MUCH YOU WOULD PAY UNDER EACH OF THE THREE SCENARIOS POSED:


(1)  If you Surrender your Contract at the end of the applicable time period:



1 year                                                                    $1,222
3 years                                                                   $2,196
5 years                                                                   $2,901
10 years                                                                  $5,710



(2)  If you annuitize at the end of the applicable time period:



1 year                                                                      $406
3 years                                                                   $1,570
5 years                                                                   $2,719
10 years                                                                  $5,528



(3)  If you do not Surrender your Contract:



1 year                                                                      $587
3 years                                                                   $1,751
5 years                                                                   $2,901
10 years                                                                  $5,710


CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

When Premium Payments (and any applicable Payment Enhancements) are credited to your Funds, they are converted into Accumulation Units by dividing the amount of your Premium Payments (and any applicable Payment Enhancements), minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see Section 5(a). Please refer to Appendix II for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by contacting us.

AVAILABLE INFORMATION

We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

You may read or copy these reports at the SEC's Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.hartfordinvestor.com or visiting at the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

8

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3. GENERAL INFORMATION

THE COMPANY


We are a stock life insurance company. Hartford Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. Hartford Life and Annuity Insurance Company is authorized to do business in all states of the United States except New York, the District of Columbia and Puerto Rico. Hartford Life and Annuity Insurance Company was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford Life Insurance Company was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut. Not all Contracts were available from each issuing company. Neither company cross guarantees the obligations of the other. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


THE GENERAL ACCOUNT


The Fixed Accumulation Feature (including amounts invested in the DCA Plus program) are part of our General Account. Any amounts that we are obligated to pay under the Fixed Accumulation Feature and any other payment obligation we undertake under the Contract are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We invest the assets of the General Account according to the laws governing the investments of insurance company general accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in our General Account. Amounts in our General Account are available to our general creditors. We issue other types of insurance policies and financial products and pay our obligations under these products from our assets in the General Account. Effective October 4, 2013, we no longer accept new allocations or Premium Payments to the Fixed Accumulation Feature.


THE SEPARATE ACCOUNT

We set aside and invest the assets of some of our annuity contracts, including this Contract, in a Separate Account. These Separate Accounts are registered as a unit investment trust under the 1940 Act. This registration does not involve supervision by the SEC of the management or the investment practices of a Separate Account or us. Separate Accounts meet the definition of "Separate Account" under federal securities law. The Separate Accounts referenced in this prospectus hold only assets for variable annuity contracts. These Separate
Accounts:

- Hold assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Are not subject to the liabilities arising out of any other business we may conduct. The General Account is subject to the Company's claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

- Are not affected by the rate of return of our General Account or by the investment performance of any of our other Separate Accounts.

- May be subject to liabilities from a Sub-Account of a Separate Account that holds assets of other variable annuity contracts offered by a Separate Account, which are not described in this prospectus.

- Are credited with income and gains, and takes losses, whether or not realized, from the assets they hold without regard to our other income, gains or loss.

We do not guarantee the investment results of any Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS

The Funds available for investment are described in Appendix A. These are not the same mutual funds that you can buy through your stockbroker even though they may have similar investment strategies and the same portfolio managers. Each Fund has varying degrees of investment risk. Funds are also subject to separate fees and expenses such as management fees, distribution fees and operating expenses. PLEASE CONTACT US TO OBTAIN A COPY OF THE PROSPECTUSES FOR EACH FUND. YOU SHOULD READ THESE PROSPECTUSES CAREFULLY BEFORE INVESTING. We do not guarantee the investment results of any Fund. Certain Funds may not be available in all states and in all variations of this Contract.

MIXED AND SHARED FUNDING - Fund shares may be sold to our other separate accounts, our insurance company affiliates or other unaffiliated insurance companies to serve as an underlying investment for variable annuity contracts and variable life insurance policies, pursuant to a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and other contract owners investing these Funds. If a material conflict arose, we will

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consider what action may be appropriate, including removing the Fund from the
Separate Account or replacing the Fund with another underlying fund.

VOTING RIGHTS - We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Funds' shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

-   Arrange for the handling and tallying of proxies received from Contract
    Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease. As a result of proportional voting, a small number of Contract Owners could determine the outcome of a proposition subject to shareholder vote.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS - Subject to any applicable law, we may make certain changes to the underlying funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds may be made available to existing Contract Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

FEES AND PAYMENTS WE RECEIVE FROM FUNDS AND RELATED PARTIES- We receive substantial fees and payments with respect to the Funds that are offered through your Contract (sometimes referred to as "revenue sharing" payments). We consider these fees and payments, among a number of facts, when deciding to include a Fund that we offer through the Contract. All of the Funds on the overall menu make payments to Hartford or an affiliate. We receive these payments and fees under agreements between us and a Fund's principal underwriter transfer agent, investment adviser and/or other entities related to the Funds in amounts up to 0.55% of assets invested in a Fund. These fees and payments may include asset-based sales compensation and service fees under distribution and/or servicing plans adopted by Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. Hartford expects to make a profit on the amount of the fees and payments that exceed Hartford's own expenses, including our expenses of payment compensation to broker-dealers, financial institutions and other persons for selling the Contracts.

The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance. As of December 31, 2013, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities):


AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Variable Insurance Series & Capital Research and Management Company, American Century Investment Services Inc., BlackRock Advisors, LLC, BlackRock Investment, LLC, Columbia Management Distributors, Inc., Fidelity Distributors Corporation, Fidelity Investments Institutional Operations Company, Franklin Templeton Services, LLC, Hartford Funds Management Company, LLC, The Huntington Funds, Invesco Advisors Inc., Invesco Distributors Inc., Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Institutional Funds, JPMorgan Investment Advisors, Inc., Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Pacific Investment Management Company, LLC, Pioneer Variable Contracts Trust & Pioneer Investment

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Management, Inc. & Pioneer Funds Distributor, Inc., Prudential Investment
Management Services, LLC, Putnam Retail Management Limited Partnership, Sterling Capital Variable Insurance Funds, The Victory Variable Insurance Funds & Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.

We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the HLS Funds) based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to provide, among other things, administrative, processing, accounting and shareholder services for the HLS Funds.


Not all Fund complexes pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of fees and payments received by Hartford varies by Fund and Hartford may receive greater or less fees and payments depending on the Funds you select. Revenue sharing payments and Rule 12b-1 fees did not exceed 0.40% and 0.35%, respectively, in 2013, and are not expected to exceed 0.40% and 0.35%, respectively, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect a total of $75 from that Fund). For the fiscal year ended December 31, 2013, revenue sharing payments and Rule 12b-1 fees did not collectively exceed approximately $95.7 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.


FIXED ACCUMULATION FEATURE

EFFECTIVE AS OF OCTOBER 4, 2013, WE ARE NO LONGER ACCEPTING NEW ALLOCATIONS OR PREMIUM PAYMENTS TO THE FIXED ACCUMULATION FEATURE.

The following information applies only for Contract Value allocated to or in the Fixed Accumulation Feature as of October 4, 2013.

THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE 1933 ACT AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SEC HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURES. THE FIXED ACCUMULATION FEATURE IS NOT OFFERED IN ALL CONTRACTS.

Premium Payments (and any applicable Payment Enhancements) and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in the General Account. Premium Payments (and any applicable Payment Enhancements) and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.

We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a minimum rate that meets your State's minimum non-forfeiture requirements. We reserve the right to prospectively declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Accumulation Feature. This means that amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates and no assurances are offered as to future rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available for the types of investments and durations that match our liabilities and anticipated yields on our investments, regulatory and tax requirements, and competitive factors.

We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis. The Fixed Accumulation Feature interest rates may vary by State.

ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR. WHILE WE DO NOT CHARGE A SEPARATE RIDER FEE FOR INVESTING IN THE FIXED ACCUMULATION FEATURE, OUR EXPENSES ASSOCIATED WITH OFFERING THIS FEATURE ARE FACTORED INTO THE FIXED ACCUMULATION FEATURE.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

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                                                                          11

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4. PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of either the Separate Account's inception or the Sub-Account's inception, whichever is later, for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge (CDSC), and Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for CDSC or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the Fund less the recurring charges at the Separate Account level.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

5. THE CONTRACT

A. PURCHASES AND CONTRACT VALUE


WHO COULD BUY THIS CONTRACT?



This Contract is no longer available for sale. The Contract is an individual or group tax-deferred variable annuity Contract. It was designed for retirement planning purposes and was available for purchase by any individual, group or trust, including:


- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code. We no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts or additional Premium Payments into any individual annuity contract funded through a 403(b) plan;

-   Individual Retirement Annuities adopted according to Section 408 of the
    Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.


The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts were able to purchase Contracts that were not part of a tax qualified retirement plan. These are known as non-qualified Contracts.


If you purchased the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax-deferred treatment under the Code.

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Refer to Appendix A for more information about the different forms of contracts we offered.

HOW WAS THIS CONTRACT PURCHASED?


The Contract was only available for purchase through a Financial Intermediary.


Premium Payments sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred. A check must clear our account through our Administrative Office to be considered to be in good order.

We will not accept Premium Payments in the aggregate of $1 million or more unless we provide prior approval. In order to request prior approval, you must submit a completed enhanced due diligence form prior to the submission of your Premium Payment:

- if total Premium Payments aggregated by social security number or taxpayer identification number equal $1 million or more; and

-   for all applications where the Owner or joint Owner are non-resident aliens.

It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the US Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your annuity contract being considered abandoned property under state law, and remitted to the applicable state and may result in you not receiving important notices about your Contract.

DESCRIPTION OF THE RIGHT TO CANCEL PROVISION YOU HAD WHEN YOU PURCHASED YOUR CONTRACT

If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

Unless otherwise required by state law, we will pay you your Contract Value as of the Valuation Day we receive your request to cancel and will refund any sales or Contract charges incurred during the period you owned the Contract. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Account. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. In certain states, however, we are required to return your Premium Payment without deduction for any fees or charges.

If you cancel a Plus Contract, we will recapture any Payment Enhancements we previously credited to your Contract, and you will assume the risk of any investment loss on those Payment Enhancements.

HOW ARE PREMIUM PAYMENTS APPLIED TO YOUR CONTRACT?


If we receive your subsequent Premium Payment before the end of a Valuation Day, it will be invested on the same Valuation Day. If we receive your subsequent Premium Payment after the end of a Valuation Day, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest all Premium Payments based on your last instructions on record. We will send you a confirmation when we invest your Premium Payments.



HOW IS THE VALUE OF YOUR CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT
DATE?


The Contract Value is the sum of the value of the Fixed Accumulation Feature, if applicable, and all Funds. There are two things that affect your Contract Value:
(1) the number of Accumulation Units, and (2) the Accumulation Unit Value. Contract Value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day the investment performance of the Sub-Accounts will fluctuate with the performance of the Funds.

When Premium Payments are credited to your Account, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting partial or full Surrenders, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; reduced by

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-   The net asset value per share of each Fund at the end of the prior Valuation
    Day; reduced by

- Contract charges including the deductions for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, divided by the number of days in the year multiplied by the number of days in the Valuation period.

We will send you a statement at least annually.

WHAT OTHER WAYS CAN YOU INVEST?

You may enroll in the following features (sometimes called a "Program") for no additional fee. Not all Programs are available with all Contract variations.

INVESTEASE

This electronic funds transfer feature allows you to have money automatically transferred from your checking or savings account and deposited into your Contract on a monthly or quarterly basis. It can be changed or discontinued at any time. The minimum amount for each transfer is $50. You can elect to have transfers made into any available Fund.

STATIC ASSET ALLOCATION MODELS

This feature allows you to select an asset allocation model of Funds based on several potential factors including your risk tolerance, time horizon, investment objectives, or your preference to invest in certain funds or fund families. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Contract. Asset allocation models can be based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods, or can be based on certain potential investment strategies that could possibly be achieved by investing in particular funds or fund families and are not based on such investment theories.

If you choose to participate in one of these asset allocation models, you must invest all of your Premium Payment into one model. You may invest in an asset allocation model through the Dollar Cost Averaging Program where the Fixed Accumulation Feature is the source of the assets to be invested in the asset allocation model you have chosen. You can also participate in these asset allocation models while enrolled in the Automatic Income Program.

You may participate in only one asset allocation model at a time. Asset allocation models cannot be combined with other asset allocation models or with individual sub-account elections. You can switch asset allocation models up to twelve times per year. Your ability to elect or switch into and between asset allocation models may be restricted based on fund abusive trading restrictions.

You may be required to invest in an acceptable asset allocation model as a condition for electing and maintaining certain guaranteed minimum withdrawal benefits.

Your investments in an asset allocation model will be rebalanced quarterly to reflect the model's original percentages and you may cancel your model at any time subject to investment restrictions for maintaining certain guaranteed minimum withdrawal benefits.

We have no discretionary authority or control over your investment decisions. These asset allocation models are based on then available Funds and do not include the Fixed Accumulation Feature. We make available educational information and materials (e.g., risk tolerance questionnaire, pie charts, graphs, or case studies) that can help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.

While we will not alter allocation percentages used in any asset allocation model, allocation weightings could be affected by mergers, liquidations, fund substitutions or closures. Individual availability of these models is subject to fund company restrictions. Please refer to WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER? for more information.

You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the asset allocation models, and we will not reallocate your Account Value based on those updates. Information on updated asset allocation models may be obtained by contacting your Registered Representative. If you wish to update your asset allocation model, you may do so by terminating your existing model and re-enrolling into a new one. Investment alternatives other than these asset allocation models are available that may enable you to invest your Contract Value with similar risk and return characteristics. When considering an asset allocation model for your individual situation, you should consider your other assets, income and investments in addition to this annuity.

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-   Asset Rebalancing

In asset rebalancing, you select a portfolio of Funds, and we will rebalance your assets at the specified frequency to reflect the original allocation percentages you selected. You can choose how much of your Contract Value you want to invest in this program. You can also combine this program with others such as the Automatic Income Program and Dollar Cost Averaging Program (subject to restrictions). You may designate only one set of asset allocation instructions at a time.

-   Dollar Cost Averaging

We offered three dollar cost averaging programs:

       -   DCA Plus

       -   Fixed Amount DCA

       -   Earnings/Interest DCA


DCA Plus - EFFECTIVE OCTOBER 4, 2013, THE DCA PLUS PROGRAM IS NO LONGER AVAILABLE AND WE NO LONGER ACCEPT INITIAL OR SUBSEQUENT PREMIUM PAYMENTS INTO THE PROGRAM. CONTRACT OWNERS WHO HAD COMMENCED EITHER A 12-MONTH OR 6-MONTH TRANSFER PROGRAM PRIOR TO OCTOBER 4, 2013 CAN COMPLETE THEIR CURRENT PROGRAM, BUT WILL NOT BE ALLOWED TO ELECT A NEW PROGRAM.


These programs allow you to earn a fixed rate of interest on investments. These programs are different from the Fixed Accumulation Feature. We determine, in our sole discretion, the interest rates to be credited. These interest rates may vary depending on the Contract you purchased and the date business is received. Please consult your Registered Representative to determine the interest rate for your Program.

Fixed Amount DCA - This feature allows you to regularly transfer (monthly or quarterly) a fixed amount from the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into a different Fund. This program begins approximately 15 days following the next monthly Contract Anniversary from the day the enrollment requested is established unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.

Earnings/Interest DCA - This feature allows you to regularly transfer (monthly or quarterly) the interest earned from your investment in the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into another Fund. This program begins two business days plus the frequency selected unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.

AUTOMATIC INCOME PROGRAM

This systematic withdrawal feature allows you to make partial Surrenders up to 10% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can designate the Funds to be surrendered from and also choose the frequency of partial Surrenders (monthly, quarterly, semiannual, or annually). The minimum amount of each Surrender is $100. Amounts taken under this program will count towards the Annual Withdrawal Amount, and if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment. You may satisfy Code Section 72(t)/(q) requirements by enrolling in this program. Your level of participation in this program may result in your exceeding permissible withdrawal limits under certain optional withdrawal riders.

OTHER PROGRAM CONSIDERATIONS

-   You may terminate your enrollment in any Program at any time.

- We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:

       - any Fund is merged or substituted into another Fund - then your allocations will be directed to the surviving Fund; or

       - any Fund is liquidated - then your allocations will be directed to any available money market Fund (subject to applicable law).

     You may always provide us with updated instructions following any of these events.

- Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

- We make available educational information and materials (e.g., pie charts, graphs, or case studies) that can help you select a model portfolio, but we do not recommend models or otherwise provide advice as to what model portfolio may be appropriate for you. Asset allocation does not guarantee that your Contract Value will increase nor will it protect against a decline if market prices fall. If you choose to participate in an asset allocation program, you are responsible for determining which model portfolio is best for you.

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  Tools used to assess your risk tolerance may not be accurate and could be useless if your circumstances change over time. Although each model portfolio is intended to maximize returns given various levels of risk tolerance, a model portfolio may not perform as intended. Market, asset class or allocation option class performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause a model portfolio to be ineffective or less effective in reducing volatility. A model portfolio may perform better or worse than any single Fund, allocation option or any other combination of Funds or allocation options. In addition, the timing of your investment and automatic rebalancing may affect performance. Quarterly rebalancing and periodic updating of model portfolios can cause their component Funds to incur transactional expenses to raise cash for money flowing out of Funds or to buy securities with money flowing into the Funds. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect the performance of the relevant Funds and of the model portfolios. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund's investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular fund, see that Fund's prospectus.

- Additional considerations apply for qualified Contracts with respect to Static Asset Allocation Model programs. Neither we, nor any third party service provider, nor any of their respective affiliates, is acting as a fiduciary under The Employee Retirement Income Security Act of 1974, as amended (ERISA) or the Code, in providing any information or other communication contemplated by any Program, including, without limitation, any model portfolios. That information and communications are not intended, and may not serve as a primary basis for your investment decisions with respect to your participation in a Program. Before choosing to participate in a Program, you must determine that you are capable of exercising control and management of the assets of the plan and of making an independent and informed decision concerning your participation in the Program. Also, you are solely responsible for determining whether and to what extent the Program is appropriate for you and the assets contained in the qualified Contract. Qualified Contracts are subject to additional rules regarding participation in these Programs. It is your responsibility to ensure compliance of any recommendation in connection with any model portfolio with governing plan documents.

-   These Programs may be adversely affected by Fund trading policies.

CAN YOU TRANSFER FROM ONE FUND TO ANOTHER?


During those phases of your Contract when transfers are permissible, you may make transfers between Funds according to the following policies and procedures, as they may be amended from time to time. In addition, there may be Investment Restrictions applicable to your Contract in conjunction with certain riders as described in this prospectus.


In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Contract Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer", however, you cannot transfer the same Contract Value more than once a Valuation Day.


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EXAMPLES

TRANSFER REQUEST PER VALUATION DAY                               PERMISSIBLE?
--------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to a growth         Yes
Sub-Account
Transfer $10,000 from a money market Sub-Account to any              Yes
number of other Sub-Accounts (dividing the $10,000 among the other Sub-Accounts however you chose)
Transfer $10,000 from any number of different Sub-Accounts           Yes
to any number of other Sub-Accounts
Transfer $10,000 from a money market Sub-Account to a growth          No
Sub-Account and then, before the end of that same Valuation
Day, transfer the same $10,000 from the growth Sub-Account
to an international Sub-Account

SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CONTRACT YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, Internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger, substitution, or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed.

Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.

In certain circumstances, Fund abusive trading policies do not apply or may be limited. For instance:

- Certain types of financial intermediaries may not be required to provide us with shareholder information.

- "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

- A Fund can decide to exempt categories of contract holders whose contracts are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a step-up in Contract Value pursuant to a Contract Death Benefit or guaranteed minimum withdrawal benefit; (iv) as a result of any deduction of charges or fees under a Contract; or (v) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan salary reduction contributions, or planned premium payments.

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POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading or market timing activities. For instance,

- Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

- These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

- In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds ("Participants") or enforce the Transfer Rule because we do not keep Participants' account records for a Contract. In those cases, the Participant account records and Participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce value of other optional benefits available under your Contract.

Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

FIXED ACCUMULATION FEATURE TRANSFERS - If applicable, during each Contract Year, you may make transfers out of the Fixed Accumulation Feature to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). Each Contract Year you may transfer the greater of:


- 30% of the Contract Value in the Fixed Accumulation Feature as of the last Contract Anniversary or Contract issue date or the largest sum of your prior transfers. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary. These restrictions also apply to systematic transfers except for certain programs specified by us. The 30% does not include Contract Value in any DCA Plus Program (discontinued effective October 4, 2013); or


- An amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.


We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Program (discontinued effective October 4, 2013).


If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer any amount up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to 6 months from the date of your request.

As a result of these limitations, it may take a significant amount of time (i.e., several years) to move Contract Values in the Fixed Accumulation Feature to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.

TELEPHONE AND INTERNET TRANSFERS - Transfer instructions received by telephone before the end of any Valuation Day will be carried out at the end of that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the

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18

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instructions will be carried out at the end of that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the end of the Valuation Day you made the transfer request.

We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY - You may authorize another person to conduct financial and other transactions on your behalf by submitting a copy of a power of attorney
(POA) executed by you that meets the requirements of your resident state law. Once we have the POA on file, we will accept transaction requests, including transfer instructions, subject to our transfer restrictions, from your designated agent (attorney-in-fact). We reserve the right to request an affidavit or certification from the agent that the POA is in effect when the agent makes such transactions. You may instruct us to discontinue honoring the POA at any time.

B. CHARGES AND FEES

MORTALITY AND EXPENSE RISK CHARGE

We deduct a daily charge for assuming mortality and expense risks under the Contract. This charge is deducted from your Sub-Account Value.

The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- Mortality Risk - There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the accumulation phase of your Contract, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur in periods of declining value or in periods where the CDSCs would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- Expense Risk - We also bear an expense risk that the CDSCs, if applicable, and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned. If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and your Account. The annual charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Sub-Account in which you are invested.

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include

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contracts from our Putnam Hartford line of variable annuity contracts with the
Contracts when we combine Contract Value for purposes of this waiver.

ADMINISTRATIVE CHARGE

We apply a daily administration charge against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge. This charge compensates us for administrative expenses that exceed revenues from the Annual Maintenance Fee described above.

PREMIUM TAXES


The amount of tax, if any, charged by federal, state, or other governmental entity on Premium Payments or Contract Values. On any contract subject to a Premium Tax, We may deduct the tax on a pro-rata basis from the Sub-Accounts at the time We pay the tax to the applicable taxing authorities, at the time the contract is surrendered, at the time death benefits are paid or on the Annuity Com-mencement Date. The Premium Tax rate varies by state or municipality. Currently the maximum rate charged by any state is 3.5% and 1.0% in Puerto Rico.


SALES CHARGES

We offer three contract variations that have a CDSC (these forms of contract are called "Outlook", "Plus" and our base contract (which does not have a separate marketing name but is sometimes referred to in this prospectus as the "Core" version)), one contract version has a front end sales charge (called "Edge") and one contract version has no sales charge (called "Access"). These types of charges (and any available reductions or waivers) are described in Section 2.

CHARGES AGAINST THE FUNDS

Annual Fund Operating Expenses - The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees, operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses.

REDUCED FEES AND CHARGES

We may offer, in our discretion, reduced fees and charges including, but not limited to, CDSCs, the Mortality and Expense Risk Charge, the Annual Maintenance Fee, and charges for optional benefits, for certain Contracts (including employer sponsored savings plans) which may result in decreased costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.

Please see "Synopsis" for a description of charges and fees.

C. SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

BEFORE THE ANNUITY COMMENCEMENT DATE:

Full Surrenders - When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, CDSCs, a pro-rated portion of optional benefit charges, if applicable and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

SEE THE PROSPECTUS SUPPLEMENT DATED MAY 1, 2014 FOR A DESCRIPTION OF AN ENHANCED SURRENDER VALUE OFFER (2014) AVAILABLE FOR A LIMITED TIME TO CERTAIN CONTRACT OWNERS. THE ENHANCED SURRENDER VALUE OFFER MADE TO CERTAIN CONTRACT OWNERS BEGINNING IN JANUARY 2013 TERMINATED ON FEBRUARY 28, 2014.


Partial Surrenders - You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable CDSC. However, on a noncumulative basis, you may make partial Surrenders during any Contract Year, up to the Annual Withdrawal Amount allowed and the Contingent Deferred Sales Charge will not be assessed against such amounts. Surrender of Contract Values in excess of the Annual Withdrawal Amount and additional surrenders made in any Contract Year will be subject to the Contingent Deferred Sales Charge. You can ask us to deduct the CDSC from the amount you are Surrendering or from your remaining Contract Value. If we deduct the CDSC from your remaining Contract Value, that amount will also be subject to CDSC. This is our default option.


Both full and partial Surrenders are taken proportionally out of the Sub-Accounts and the Fixed Accumulation Feature unless prohibited by your state. Please see section 8 (State Variations) for additional details.

There are several restrictions on partial Surrenders before the Annuity Commencement Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

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20

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-   After a Surrender, your Contract Value must be equal to or greater than our then current minimum Contract Value that we establish according to our current policies and procedures. We may change the minimum Contract Value in our sole discretion, with notice to you. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after a Surrender.

Your resulting standard Death Benefit will be reduced proportionately if you Surrender the majority of your Contract Value. See sections 6 and 7 for information regarding the impact of Surrenders to Death Benefits and optional benefits.


UNDER CERTAIN CIRCUMSTANCES HARTFORD HAD PERMITTED CERTAIN CONTRACT OWNERS TO REINSTATE THEIR CONTRACTS WHEN A CONTRACT OWNER HAD REQUESTED A SURRENDER (EITHER FULL OR PARTIAL) AND RETURNED THE FORMS IN GOOD ORDER TO HARTFORD. EFFECTIVE AS OF OCTOBER 4, 2013, WE NO LONGER ALLOW CONTRACT OWNERS TO REINSTATE THEIR CONTRACTS WHEN A CONTRACT OWNER REQUESTS A SURRENDER (EITHER FULL OR PARTIAL).


AFTER THE ANNUITY COMMENCEMENT DATE:

Full Surrenders - You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payment for a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable CDSCs. The Commuted Value is determined on the day we receive your written request for Surrender.

Partial Surrenders - Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

Both full and partial Surrenders are taken proportionally out of the Sub-Accounts and the Fixed Accumulation Feature unless prohibited by your state. Please see section 8 (State Variations) for additional details.

To qualify for partial Surrenders under these Annuity Payout Options you must make the Surrender request during the Period Certain.

We will deduct any applicable CDSCs.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

These options may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO YOU REQUEST A SURRENDER?

SEE THE PROSPECTUS SUPPLEMENT DATED MAY 1, 2014 FOR A DESCRIPTION OF AN ENHANCED SURRENDER VALUE OFFER (2014) FOR CERTAIN CONTRACT OWNERS.


Requests for full Surrenders terminating your Contract must be in writing. Requests for partial Surrenders can be made in writing, by telephone or via the internet. We will send your money within seven days of receiving complete instructions. However, we may postpone payment whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.



We may also postpone payment of Surrenders with respect to a money market Fund if the board of directors of the underlying money market Fund suspends redemptions from the Fund in connection with the Fund's plan of liquidation, in compliance with rules of the SEC or an order of the SEC.



We may defer payment of any amounts from the Fixed Accumulation for up to six months from the date of the request to Surrender. If we defer payment for more than thirty days, we will pay interest of at least 3% per annum on the amount deferred.



WRITTEN REQUESTS - Complete a Surrender form or send us a letter, signed by you, stating:



- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,



-   your tax withholding amount or percentage, if any, and



-   your disbursement instructions, including your mailing address.


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                                                                          21

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You may submit this form via mail, fax or a request via the internet.



Unless you specify otherwise, we will provide the dollar amount you want to receive after applicable taxes and charges as the default option.



If there are joint Owners, both must authorize these transactions. For a partial Surrender, specify the Sub-Accounts that you want your Surrender to come from (this may be limited to pro-rata Surrenders if optional benefits are elected); otherwise, the Surrender will be taken in proportion to the value in each Sub-Account.



TELEPHONE OR INTERNET REQUESTS - To request a partial Surrender by telephone or internet, we must have received your completed Internet Partial Withdrawal/Telephone Redemption Authorization Form. If there are joint Owners, both must sign the form. By signing the form, you authorize us to accept telephone or internet instructions for partial Surrenders from either Owner. Telephone or Internet authorization will remain in effect until we receive a written cancellation notice from you or your joint Owner, we discontinue the program, or you are no longer the Owner of the Contract. Please call us with any questions regarding restrictions on telephone or internet Surrenders.



We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE AND/OR INTERNET REDEMPTIONS AT ANY TIME.



Telephone and internet Surrender instructions received before the end of a Valuation Day will be processed at the end of that Valuation Day. Otherwise, your request will be processed at the end of the next Valuation Day.



COMPLETING A POWER OF ATTORNEY FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE AND INTERNET.


WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders. If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. CONSULT YOUR PERSONAL TAX ADVISER TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY.

More than one Contract issued in the same calendar year - If you own more than one Contract issued by us or our affiliates in the same calendar year, then these Contracts may be treated as one Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date.

Internal Revenue Code section 403(b) annuities - As of December 31, 1988, all section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2 ). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

We will no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts.

D. ANNUITY PAYOUTS

When you "annuitize" your Contract, you begin the process of converting Accumulation Units in what is known as the "payout phase." The payout phase starts with your Annuity Commencement Date and ends when we make the last payment required under your Contract. You should answer the following questions:

-   When do you want Annuity Payouts to begin?

-   Which Annuity Payout Option do you want to use?

-   How often do you want the Payee to receive Annuity Payouts?

- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?

Please check with your Registered Representative to select the Annuity Payout Option that best meets your income needs.

WHEN DO YOUR ANNUITY PAYOUTS BEGIN?

Your Annuity Commencement Date cannot be earlier than:

X  2nd Contract Anniversary - if choosing a fixed dollar amount Annuity Payout

X  Immediately - if choosing a variable dollar amount Annuity Payout


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or be later than:

X Annuitant's 90th birthday (or if the Contract Owner is a Charitable Remainder Trust, the Annuitant's 100th birthday); or

X  10th Contract Year (subject to state variation)


EFFECTIVE AS OF OCTOBER 4, 2013 WE NO LONGER ALLOW CONTRACT OWNERS TO EXTEND THEIR ANNUITY COMMENCEMENT DATE EVEN THOUGH WE MAY HAVE GRANTED EXTENSIONS IN THE PAST TO YOU OR OTHER SIMILARLY SITUATED INVESTORS.


The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.


PROOF OF SURVIVAL



The payment of any annuity benefit will be subject to evidence that the Annuitant is alive on the date such payment is otherwise due.


WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus all Annuity Payouts already made. This option is only available for fixed dollar amount Annuity Payouts.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

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When choosing this option, you must decide what will happen to the Annuity
Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE, IF APPLICABLE, MAY BE DEDUCTED.

For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

Automatic Annuity Payouts - If you do not elect an Annuity Payout Option, monthly Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

-   monthly,

-   quarterly,

-   semi-annually, or

-   annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

Fixed Dollar Amount Annuity Payouts - Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate set by us.

Variable Dollar Amount Annuity Payouts - Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

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The dollar amount of the first variable Annuity Payout depends on:

-   the Annuity Payout Option chosen,

-   the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table adjusted for projections based on accepted actuarial principles, and

-   the Assumed Investment Return ("AIR").

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by the Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout.

The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the Funds in relation to the AIR. The degree of the fluctuation will depend on the AIR you select.

You can select one of the following AIRs offered, subject to state variations:

          ANNUITY                ANNUITY                ANNUITY
 AIR    UNIT FACTOR     AIR    UNIT FACTOR     AIR    UNIT FACTOR
-------------------------------------------------------------------
 3%      0.999919%      5%      0.999866%      6%      0.999840%

The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in a smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of variation depends on the AIR you select.

After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with applicable transfer restriction policies.

Combination Annuity Payout - You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs. Combination Annuity Payouts are not available during the first two Contract Years.

E. STANDARD DEATH BENEFITS

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?


The Death Benefit is the amount we will pay if the Owner, joint Owner, or the Annuitant, if applicable, dies before we begin to make Annuity Payouts. We calculate the Death Benefit when, and as of the date that, we receive a certified death certificate or other legal document acceptable to us. The Death Benefits described below are at no additional cost. Standard Death Benefits are automatically included in your Contract unless superseded by certain optional benefits. Terms and titles used in riders to your Contract may differ from those used in this prospectus.


The calculated Death Benefit will remain invested according to the Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the Account. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

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THE PREMIUM SECURITY DEATH BENEFIT

This standard Death Benefit is automatically issued if you and the Annuitant are all younger than age 81 when the Contract is issued. This Death Benefit is the highest of:

-   Contract Value; or

-   Total Premium Payments adjusted for partial Surrenders; or

-   The lesser of:

       -   Maximum Anniversary Value, or

       - the sum of Contract Value plus 25% of Maximum Anniversary Value (excluding Premium Payments we receive within 12 months of death).

Please refer to Premium Security Death Benefit examples 1 - 2 in Appendix I.

THE ASSET PROTECTION DEATH BENEFIT

This standard Death Benefit is automatically issued if you or the Annuitant are between ages 81 to 85 when the Contract is issued. This Death Benefit is the highest of:

-   Contract Value; or

-   The lesser of:

       -   Premium Payments (adjusted for partial Surrenders), or

       - the sum of Contract Value plus 25% of total Premium Payments adjusted for partial Surrenders (excluding Premium Payments we receive within 12 months of death).

If one of the Owners and Annuitant is age 81 or older on the date we issue this Contract and one of the Owners and Annuitant is age 79 or younger on the date we issue this Contract; however, the Death Benefit payable upon the death of the younger of the Owners or Annuitant will be the lesser of Maximum Anniversary Value or the sum of Contract Value plus 25% of Maximum Anniversary Value.

Please refer to Asset Protection Death Benefit examples 1 - 3 in Appendix I.

MAXIMUM ANNIVERSARY VALUE

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or the date of death, whichever is earlier.

The Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced for any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

ADJUSTMENTS FOR SURRENDERS

We calculate the adjustments to your Maximum Anniversary Value for any Surrenders by reducing your Anniversary Value on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your Anniversary Value proportionally based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender.

For examples of how this is applied for the Premium Security Death Benefit, please refer to Premium Security Death Benefit examples 1 - 2 in Appendix I and for the Asset Protection Death Benefit, please refer to Asset Protection Death Benefit examples 1 - 3 in Appendix I.

We calculate the adjustment to your aggregate Premium Payments for any Surrenders by reducing your aggregate Premium Payments on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your aggregate Premium Payments proportionately based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender.

26

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ADDITIONAL INFORMATION ABOUT DEATH BENEFITS

We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purposes of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed:

a. the aggregate Premium Payments, modified by adjustments for partial Surrenders under applicable contracts and riders; or

b.  the aggregate Contract Value plus $1 million.

Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.


In addition, there may be limitations on the aggregate death benefits if you purchased one or more contracts with an initial Premium Payment of less than $5,000,000 but you add Premium Payments or purchased additional contracts such that Premium Payments un-der the contracts aggregate to $5,000,000 or more. See your contract for more information.


HOW IS THE DEATH BENEFIT PAID?


The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Owner has designated the manner in which the Beneficiary will receive the Death Benefit. When payment is taken in one lump sum, payment will be made within seven days of Our receipt of complete instructions, except when We are permitted to defer such payment under the Investment Company Act of 1940. We will calculate the Death Benefit as of the date we receive a certified death certificate or other legal documents acceptable by us. The Death Benefit amount remains invested and is subject to market fluctuation until complete settlement instructions are received from each Beneficiary. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a non-Valuation Day, computations will take place on the next Valuation Day.



If the Death Benefit payment is $5,000 or more, the Beneficiary may elect to have their Death Benefit paid through our "Safe Haven Program." Under this program, the proceeds remain in our General Account and the Beneficiary will receive a draft book. Proceeds are guaranteed by the claims paying ability of the Company; however, it is not a bank account and is not insured by Federal Deposit Insurance Corporation (FDIC), nor is it backed by any federal or state government agency. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. We will credit interest at a rate determined periodically in our sole discretion. THE INTEREST RATE IS BASED UPON THE ANALYSIS OF INTEREST RATES CREDITED TO FUNDS LEFT ON DEPOSIT WITH OTHER INSURANCE COMPANIES UNDER PROGRAMS SIMILAR TO THE HARTFORD'S SAFE HAVEN PROGRAM. IN DETERMINING THE INTEREST RATE, WE ALSO FACTOR IN THE IMPACT OF OUR PROFITABILITY, GENERAL ECONOMIC TRENDS, COMPETITIVE FACTORS AND ADMINISTRATIVE EXPENSES. THE INTEREST RATE CREDIT IS NOT THE SAME RATE EARNED ON ASSETS IN THE FIXED ACCUMULATION FEATURE AND IS NOT SUBJECT TO MINIMUM INTEREST RATES PRESCRIBED BY STATE NON-FORFEITURE LAWS. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Program in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for this program, we earn investment income from the proceeds. The investment income we earn is likely more than the amount of interest we credit; therefore, we make a profit from the difference.


The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers (subject to applicable restrictions) and (b) take Surrenders without paying Contingent Deferred Sales Charges, if any. We reserve the right to inform the IRS in the event that we believe that any Beneficiary has intentionally delayed delivering proper proof of death in order to circumvent applicable Code proceeds payment duties. We shall endeavor to fully discharge the last instructions from the Owner wherever possible or practical.

The Beneficiary of a non-qualified Contract or IRA (prior to the required distribution date) may also elect the Single Life Expectancy Only option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

If the Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

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                                                                          27

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If the Owner dies on or after the Annuity Commencement Date under an Annuity
Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Owner's death.

If the Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

Alternatives to the Required Distributions - The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

Spousal Contract Continuation - If the Owner dies and the Owner's Spouse is a beneficiary, then the portion of the Contract payable to the Spouse may be continued with the Spouse as Owner, unless the Spouse elects to receive the Death Benefit as a lump sum payment or as an Annuity Payment Option. For certain Contracts, if the Contract continues with the Spouse as Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the Spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving joint       The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Designated Beneficiary receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Contract Owner's estate
                                 Contract Owner and the           deceased                         receives the Death Benefit.
                                 Beneficiary predeceases the
                                 Contract Owner
Annuitant                        The Contract Owner is living     There is no named Contingent     The Contract Owner becomes the
                                                                  Annuitant                        Contingent Annuitant and the
                                                                                                   Contract continues. The
                                                                                                   Contract Owner may waive this
                                                                                                   presumption and receive the
                                                                                                   Death Benefit.
Annuitant                        The Contract Owner is living     The Contingent Annuitant is      Contingent Annuitant becomes
                                                                  living                           the Annuitant, and the Contract
                                                                                                   continues.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                             AND . . .                               THEN THE . . .
Contract Owner                            The Annuitant is living                   Designated Beneficiary becomes the
                                                                                    Contract Owner.
Annuitant                                 The Contract Owner is living              Contract Owner receives the payout at
                                                                                    death, if any.
Annuitant                                 The Annuitant is also the Owner           Designated Beneficiary receives the
                                                                                    payout at death, if any.

THESE ARE THE MOST COMMON SCENARIOS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH.


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28

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6. OPTIONAL DEATH BENEFITS

A. MAV PLUS

OBJECTIVE

Refund net Premium Payments as well as some percentage of any Contract Value gains.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

The Death Benefit will be the greater of the standard Death Benefit and MAV Plus Death Benefit. If you also elect any optional benefit rider, the Death Benefit will be the greater of such optional rider and this rider.

The MAV Plus Death Benefit is the greatest of:

A.  Contract Value on the date we receive due proof of death.

B. Total Premium Payments adjusted for any partial Surrenders (see clause D below for a description of this adjustment).

C. Maximum Anniversary Value - The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or the date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:
    (a) Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and (b) Anniversary Value is adjusted for any partial Surrenders since the Contract Anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

D. Earnings Protection Benefit - The Earnings Protection Benefit depends on the age of you and/or your Annuitant on the date this rider is added to your Contract.

       - If each is aged 69 or younger, the Death Benefit is the Contract Value on the date we receive due proof of death plus 40% of the lesser of Contract gain on that date and the cap.

       - If you and/or your Annuitant are age 70 or older on the date this rider is added to your Contract, the benefit is the Contract Value on the date we receive due proof of death plus 25% of the lesser of Contract gain on that date and the cap.

    We determine Contract gain by subtracting your Contract Value on the date you added this rider from the Contract Value on the date we receive due proof of death. We then deduct any Premium Payments and add adjustments for any partial Surrender made during that time. We make an adjustment for partial Surrenders if the amount of Surrender is greater than the Contract gain immediately prior to the Surrender. The adjustment is the difference between the two, but not less than zero.

    We calculate the adjustment to your Maximum Anniversary Value for any Surrenders by reducing your Maximum Anniversary Value on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your Maximum Anniversary Value proportionately based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender. Please refer to the examples in Appendix I for illustrations of this adjustment.

    The Contract gain that is used to determine your Death Benefit has a limit or cap. The cap is 200% of the following:

       - the Contract Value on the date this rider was added to your Contract; plus

       - Premium Payments made after this rider was added to your Contract, excluding any Premium Payments made within 12 months of the date we receive due proof of death; minus

       -   any adjustments for partial Surrenders.

    If you elect MAV Plus, the Death Benefit will be the greater of the Premium Security Death Benefit and the MAV Plus Death Benefit.

WHEN CAN YOU BUY THIS RIDER?


The MAV Plus rider is closed to new investors (including to existing Owners).



This rider was only available at the time of issue and if you elected it, your choice was irrevocable.


DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

No.

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                                                                          29

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HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The annual charge for this rider is based on your daily Contract Value and is deducted daily. The charge for this rider continues to be deducted until we begin to make Annuity Payouts.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

No. This rider is not affected by the Benefit Amount or Payment Base.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

No.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes.

DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?

No.

CAN YOU REVOKE THIS RIDER?

No.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?

Surrenders will reduce the MAV Plus Death Benefit and will be subject to CDSCs, if any.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

We reserve the right to approve all ownership changes, including any assignment of your Contract to others or the pledging of your Contract as collateral. Certain approved changes in ownership may cause a re-calculation of the benefits subject to applicable state law. Generally, we will not re-calculate the benefits under your Contract so long as the change in ownership does not affect the Owner and does not result in a change in the tax identification number under the Contract. Changes in ownership can also adversely affect your Death Benefits and optional withdrawal benefits.

You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR CONTRACT RIGHTS?

Yes. If your Spouse continues the Contract as Owner, we will use the date the Contract is continued with your Spouse as Owner as the effective date this rider was added to the Contract. This means we will use the date the Contract is continued with your Spouse as Owner as the effective date for calculating this Death Benefit going forward. The percentage used for this Death Benefit will be determined by the oldest age of any remaining joint Owner or Annuitant at the time the Contract is continued. Spousal Contract continuation can apply once during the term of this Contract.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

This rider will be terminated and the fee will no longer be assessed.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

No.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

No.

CAN WE AGGREGATE CONTRACTS?

Yes. We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purposes of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed:

a. the aggregate Premium Payments, modified by adjustments for partial Surrenders under applicable contracts and riders; or

b.  the aggregate Contract Value plus $1 million.

Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- This rider is not available in all states or is named differently in those states.

- If your Contract has no gain, your Beneficiary will receive no additional benefit.

30

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-   A Death Benefit is paid to Beneficiaries upon the death of the Annuitant or any Owner, whichever occurs first.

- This rider may be used to supplement Death Benefits in other optional riders. In certain instances, however, this additional Death Benefit coverage could be superfluous.

-   Annuitizing your Contract will extinguish this rider.

7. OPTIONAL WITHDRAWAL BENEFITS

A. THE HARTFORD'S PRINCIPAL FIRST PREFERRED

OBJECTIVE

Protect your Premium Payments from poor market performance through annual Benefit Payments until the Benefit Amount is reduced to zero.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider protects Premium Payments by guaranteeing annual Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted.

WHEN CAN YOU BUY THIS RIDER?


The Hartford's Principal First Preferred rider is closed to new investors (including to existing Owners).


DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?


Yes. If you elected this rider, you may not elect any optional riders other than MAV Plus (MAV only in applicable states).


HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The annual charge for this rider is based on your daily Sub-Account Value and is deducted daily. We will continue to deduct The Hartford's Principal First Preferred Charge until we begin to make Annuity Payouts or the rider is revoked.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. Your Benefit Amount will fluctuate based on subsequent Premium Payments or partial Surrenders. If you elect the rider at a later date, your Contract Value on the date it is added to your Contract will be the initial Benefit Amount. Partial Surrenders in excess of your annual Benefit Payments may also trigger a recalculation of the Benefit Amount and future Benefit Payments. Your Benefit Amount can never be more than $5 million.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

No. You can continue to take Benefit Payments until the Benefit Amount has been depleted. Once the initial Benefit Amount has been determined, we calculate Benefit Payments. If you elect the rider when purchasing the Contract, your initial Premium Payment is equal to the initial Benefit Amount. The maximum Benefit Payment is 5% of your Benefit Amount. Benefit Payments are available at any time and can be taken on any schedule that you request. Benefit Payments are non-cumulative, which means that your Benefit Payment will not increase in the future if you fail to take your full Benefit Payment for the current Contract Year. For example, if you do not take 5% one Contract Year, you may not take more than 5% the next Contract Year.


If you elected this rider when you purchased your Contract, we count one year as the time between each Contract Anniversary. If you purchased this rider after you purchased your Contract, we count the first year as the time between the date you added this rider to your Contract and your next Contract Anniversary, which could be less than a year.


Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment on a dollar-for-dollar basis. When you make a subsequent Premium Payment, your Benefit Payments will increase by 5% of the amount of the subsequent Premium Payment.

Your Benefit Amount cannot be less than $0 or more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.

If, in one year, your Surrenders total more than your annual Benefit Payment, we will recalculate your Benefit Amount and your Benefit Payment could be significantly lower in the future. Any time we re-calculate your Benefit Amount and your Benefit Payment we count one year as the time between the date we recalculate and your next Contract Anniversary, which could be less than a year.

Whenever a partial Surrender is made, the Benefit Amount will be equal to the amount determined in either (A) or (B) as follows:

A. If the total partial Surrenders since the later of (i) the most recent Contract Anniversary, or (ii) the Valuation Day that the Benefit Payment was last established (excluding subsequent Premium Payments), are equal to or less than the Benefit Payment, the new Benefit Amount becomes the Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.

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                                                                          31

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B.  If the total partial Surrenders as determined in (A) above exceed the
    Benefit Payment, the Benefit Amount will have an automatic reset to the greater of zero or the lesser of (i) or (ii) as follows:

       (i)  The Contract Value immediately following the partial Surrender; or

       (ii) The Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.

Please refer to examples 2 - 6 for The Hartford's Principal First Preferred in Appendix I for illustrations regarding recalculation of your Benefit Amount.

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on a calendar year basis (i.e., compared to a Contract Year basis), usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions ("RMD"). An RMD may exceed your Benefit Payment, which will cause a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future.

IS THIS RIDER DESIGNED TO PAY YOU A DEATH BENEFIT?

No. However, partial Surrenders will reduce the standard Death Benefit.

DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?

No.

CAN YOU REVOKE THIS RIDER?

Yes. You may revoke this rider in writing anytime following the earlier of the 5th Contract Year (if elected at issuance) or the 5th anniversary of electing this rider post-issuance or at the time we exercise our right to impose investment restrictions. You may terminate this rider by submitting The Hartford's Principal First Preferred Termination Form to our Administrative Office or by calling us. Termination requests will not be accepted more than 30 days prior to your fifth rider anniversary. Annuitizing your Contract instead of receiving Benefit Payments will terminate this rider. If you revoke this rider you will not be able to elect any other optional benefit rider or participate in a Company-sponsored exchange program. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?

Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value and Benefit Amount. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your annual Benefit Payment include any applicable CDSC.

If, in one year, your Surrenders total more than your annual Benefit Payment, we will re-calculate your Benefit Amount and your Benefit Payment could be significantly lower in the future. Any time we re-calculate your Benefit Amount and your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

If your Contract Value is reduced to zero due to receiving annual Benefit Payments, and you still have a Benefit Amount, you will continue to receive a Benefit Payment through a fixed Annuity Payout option until your Benefit Amount is depleted. While you are receiving payments under fixed Annuity Payout options, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining Benefit Payments.

You can Surrender your entire Contract Value any time; however, you will receive your Contract Value at the time you request a full Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount that you would have received under this rider.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

If you change the ownership or assign this Contract to someone other than your Spouse after 12 months of electing this rider, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future. The Benefit Amount will be recalculated to equal the lesser of:

-   The Benefit Amount immediately prior to the ownership change or assignment;
    or

-   The Contract Value at the time of the ownership change or assignment.

The Benefit Payment will then be reset to 5% of the new Benefit Amount.

If the Owner dies and the sole Beneficiary is the Owner's Spouse, then the surviving Spouse can either become the Contract Owner or elect to receive the standard Death Benefit.

You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

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32

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Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

Yes. If the Owner dies and the sole Beneficiary is the deceased Owner's Spouse at the time of death, that Spouse may continue the Contract and this rider. This right may be exercised only once during the term of the Contract.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

You may elect the annuitization option at any time. If you annuitize your Contract, you may choose this payout option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option (called the "PFP Annuity Payout Option"), we will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Owner or the Annuitant should die before the PFP Annuity Payout Period is complete, the remaining payments will be made to the Beneficiary. The PFP Annuity Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options. If you, the joint Owner or Annuitant die before the Annuity Calculation Date and all of the Benefit Payments guaranteed by us have not been made, the Beneficiary may elect to take the remaining Benefit Payments by electing the PFP Payout Option. Electing this option forfeits any right to Death Benefit values calculated under the standard Death Benefit or any optional death benefits you may have purchased. If the Annuitant dies after the Annuity Calculation Date and before all of the Benefit Payments guaranteed by us have been made, the payments will continue to be made to the Beneficiary. If your Contract Value is reduced to zero, you will receive a fixed Annuity Payout option until your Benefit Amount is depleted.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value on and after the effective date.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

No; however, your Benefit Amount cannot be more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.

CAN WE AGGREGATE CONTRACTS?

Yes. We reserve the right to treat all Contracts issued to you by us or one of our affiliates as one Contract for purposes of this rider. This means that if you purchase two Contracts from us in any twelve month period and elect optional withdrawal benefits in such other Contracts, withdrawals from one Contract may be treated as withdrawals from the other Contract.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- We can revoke this rider if you violate the investment restrictions requirements.

- The annual percentage used for determining Benefit Payments is not a fixed rate of return. The Contract Value used in the calculation of the Benefit Amount and Benefit Payment is based on the investment performance of your Sub-Accounts.

-   Benefit Payments can't be carried forward from one year to the next.

- Annual Surrenders exceeding 5% accelerate depletion of your Benefit Amount even if you use the Automatic Income Program to meet RMD requirements. No reliable assumptions can be made that your payments will continue for any particular number of years.

- Additional contributions made to your Contract after withdrawals have begun may not restore the previous amount of Benefit Payments, even if the additional contribution restores the Benefit Amount to the previous Benefit Amount.

- If elected post-issuance, the first one year period will be considered to be the time period between election and the next following Contract Anniversary.

- When the Contract Value is small in relation to the Benefit Amount, Surrenders may have a significant effect on future Benefit Payments.

- We do not automatically increase payments under the Automatic Income Program if your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

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B. THE HARTFORD'S LIFETIME INCOME FOUNDATION

OBJECTIVE

Protect principal from poor market performance, provide longevity protection through Lifetime Benefit Payments, and ensure a Death Benefit equivalent to the greater of Premium Payments reduced for partial Surrenders or Contract Value.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider provides two separate but bundled benefits that help achieve this goal. In other words, this rider is a guarantee that you can access two ways:

- LIFETIME WITHDRAWAL BENEFIT. This rider provides a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life's 60th birthday, until the first death of any Covered Life ("Single Life Option") or the second death of any Covered Life ("Joint/Spousal Option"). Lifetime Benefit Payments are maximum amounts that can be withdrawn each year based on the higher of your Payment Base or Contract Value on each Contract Anniversary multiplied by the applicable Withdrawal Percent. In an Eligible Withdrawal Year, your initial Lifetime Benefit Payment is equal to the Payment Base multiplied by the applicable Withdrawal Percentage. Payments may continue even if the Contract Value has been reduced to below our minimum Contract Value. The Withdrawal Percent varies based upon the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender, and the survivor option chosen. Any partial Surrender taken prior to the Contract Anniversary following the Relevant Covered Life's 60th birthday will reduce the Payment Base and your future Lifetime Benefit Payment. Such partial Surrender may potentially eliminate your Lifetime Benefit Withdrawal Guarantee.

- GUARANTEED MINIMUM DEATH BENEFIT. This guaranteed minimum Death Benefit provides a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date due proof of death is received for any Contract Owner or Annuitant. PARTIAL SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.

WHEN CAN YOU BUY THIS RIDER?


The Hartford's Lifetime Income Foundation is closed to new investors (including to existing Owners).


A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.

For the Single Life Option, the Covered Life is most often the same as the Contract Owner and joint Owner (which could be two different people). In the Joint/Spousal Option, the Covered Life is most often the Contract Owner and his or her Spouse, as joint Owner or Beneficiary.

The Relevant Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the Relevant Covered Life; and when the Joint/Spousal Option is chosen, we use the younger Covered Life as the Relevant Covered Life.

The maximum age of any Contract Owner or Annuitant when electing this rider is
80. When the Joint/Spousal Option is chosen, the Beneficiary also must be younger than age 81.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?


Yes. If you elected this rider, you could not elect any rider other than MAV Plus (MAV only in applicable states).


HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for this rider is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary AFTER your Anniversary Value and Payment Base have been computed and prior to all other financial transactions. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for this rider will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.


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34

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DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. Your initial Payment Base equals your initial Premium Payment. Your Payment Base will fluctuate based on subsequent Premium Payments and partial Surrenders. Your Payment Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Payment Base above this ceiling will not be included for any benefits under this rider. The Payment Base will be recalculated based on:

- Subsequent Premium Payments. Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis.

- Partial Surrenders. Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior or during an Eligible Withdrawal Year, and (b) if the aggregate amount of the partial Surrenders during any Contract Year exceeds the applicable Threshold, as discussed below:

    A. If cumulative partial Surrenders taken during any Contract Year and prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will not reduce the Payment Base.

    C. For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable CDSC.

Partial Surrenders will diminish the Guaranteed Minimum Death Benefit. Please refer to the Examples in Appendix I for a more complete description of these effects.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

Yes. However, your Withdrawal Percent, and therefore the amount of your Lifetime Benefit Payment, is dependent upon when you take your first partial Surrender. For instance,

- If you take your first partial Surrender before an Eligible Withdrawal Year, your Withdrawal Percent will never increase above 5% for Single Life Option or 4.5% for Joint/Spousal option for the remaining duration of your Contract.

- If you take your first partial Surrender during an Eligible Withdrawal Year, your Withdrawal Percent will never increase above the Withdrawal Percent corresponding with the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender. If such a partial Surrender took place during the first Contract Year, we will use the attained age of the Relevant Covered Life as of Contract issue date to set the Withdrawal Percent. Once the Withdrawal Percent has been established, it will not change for the remaining duration of your Contract. In other words, prior to the Relevant Covered Life turning 80, the longer the first partial Surrender is delayed, the higher your Withdrawal Percent shall be.

     ATTAINED AGE OF RELEVANT COVERED                WITHDRAWAL PERCENT
     LIFE ON THE CONTRACT ANNIVERSARY         SINGLE LIFE         JOINT/SPOUSAL
   PRIOR TO THE FIRST PARTIAL SURRENDER          OPTION               OPTION
--------------------------------------------------------------------------------
                  60 - 64                         5.0%                 4.5%
                  65 - 69                         5.5%                 5.0%
                  70 - 74                         6.0%                 5.5%
                  75 - 79                         6.5%                 6.0%
                    80+                           7.0%                 6.5%

Your Withdrawal Percent may change based on a permissible Covered Life change. If you choose to receive less than your full Lifetime Benefit Payment in any Contract Year; you will not be able to carry remaining amounts forward to future Contract Years.

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                                                                          35

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IS THIS RIDER DESIGNED TO PAY YOU A DEATH BENEFIT?

Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or Annuitant. Termination of this rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:

    A. If cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.

    C. For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Please refer to the section labeled "CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT" for more information on the continuation of the Lifetime Benefit Payments by your Spouse.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes.

CAN YOU REVOKE THIS RIDER?

Yes. Anytime following the earlier of Spousal Contract continuation or the 5th Contract Year, the Contract Owner may also elect to revoke the Lifetime Withdrawal Benefits whereupon we will deduct one last pro-rated fee for this rider and only the Guaranteed Minimum Death Benefit shall continue to apply. Certain changes in the Covered Life will also constitute a revocation of the Withdrawal Benefits. A Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

In the event that this rider is terminated, whether as a result of your actions or ours, your Lifetime Benefit Payments will cease; your Payment Base will be eliminated, the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?

Please refer to the discussion under "DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?" for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under this rider. If Your Contract Value is reduced below our minimum Contract Value rules in effect on a particular Valuation Day, and your Lifetime Benefit Payment amount remains greater than zero, then we will consider this date as your Annuity Commencement Date and we will no longer accept subsequent Premium Payments.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Inasmuch as this rider is affected only by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a re-calculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.

Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new Relevant Covered Life.

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36

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After the first 6 months from the Contract Issue date, if you elected the
Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change.

Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change.

You may not convert your Joint/Spousal Option election to a Single Life Option. In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then we will:

    A. If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Withdrawal Benefits of this rider and continue the Guaranteed Minimum Death Benefit only. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.

    B. If the older Covered Life after the change exceeds the maximum age limitation of the rider at the time of the change, or we no longer offer this rider, then the rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then:

    A. If we no longer offer this rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Withdrawal Benefit will terminate. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or

    B. If we offer this rider and: (i) if partial Surrenders have been taken prior to the first Contract Anniversary, then we will use the attained age of the oldest Covered Life as of the rider effective date to reset the Withdrawal Percent, or (ii) if partial Surrenders have not been taken prior to the first Contract Anniversary, then we will use the attained age of the older Covered Life as of the Contract Anniversary prior to the first partial Surrender to reset the Withdrawal Percent. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change; or

    C. If we offer this rider and the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If the rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.

The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.

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                                                                          37

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SINGLE LIFE OPTION ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving             The Annuitant is living or       Joint Contract Owner receives
                                 non-spousal Contract Owner       deceased                         the Death Benefit and this
                                                                                                   rider terminates
Contract Owner                   There is a surviving spousal     The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit and this
                                                                                                   rider can continue under
                                                                                                   Spousal Contract continuation
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Designated
                                 Owner                            deceased                         Beneficiary receives the Death
                                                                                                   Benefit
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Estate
                                 Owner or Beneficiary             deceased                         receives the Death Benefit
Annuitant                        Contract Owner is living         There is no Contingent           Contract continues, no Death
                                                                  Annuitant and the Contract       Benefit is paid, and this rider
                                                                  Owner becomes the Contingent     continues
                                                                  Annuitant
Annuitant                        Contract Owner is living         There is no Contingent           Rider terminates and Contract
                                                                  Annuitant and the Contract       Owner receives the Death
                                                                  Owner waives their right to      Benefit
                                                                  become the Contingent Annuitant
Annuitant                        Contract Owner is Living         Contingent Annuitant is Living   Contingent Annuitant becomes
                                                                                                   the Annuitant and the Contract
                                                                                                   and this rider continues

JOINT/SPOUSAL ELECTION:

IF THE DECEASED IS . . .                 AND . . .                          AND . . .                       THEN THE . . .
Contract Owner               There is a surviving Contract      The Annuitant is living or         The surviving Contract Owner
                             Owner                              deceased                           continues the Contract and rider;
                                                                                                   we will increase the Contract
                                                                                                   Value to the Death Benefit value
Contract Owner               There is no surviving Contract     The Spouse is the sole primary     Follow Spousal Contract
                             Owner                              beneficiary                        continuation rules for joint life
                                                                                                   elections
Contract Owner               There is no surviving Contract     The Annuitant is living or         Rider terminates and Contract
                             Owner or Beneficiary               deceased                           Owner's estate receives the Death
                                                                                                   Benefit
Annuitant                    The Contract Owner is living       There is a Contingent Annuitant    The Rider continues; upon the
                                                                                                   death of the last surviving
                                                                                                   Covered Life, the rider will
                                                                                                   terminate.


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38

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Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

-   SINGLE LIFE OPTION:

If a Covered Life dies and the Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. If the Spouse elects to continue the Contract and this rider, we will continue the rider with respect to all Lifetime Withdrawal Benefits at the charge that is currently being assessed for new sales of this rider at the time of continuation. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal Contract continuation. If the new Covered Life is less than age 81 at the time of the Spousal Contract continuation, and the rider is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal Contract continuation. If the new Covered Life is 81 or older at the time of the Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.

If we are no longer offering this rider at the time of Spousal Contract continuation, we will revoke the Lifetime Withdrawal Benefit, the Guaranteed Minimum Death Benefit will be set equal to the Contract Value and the rider charge will no longer be assessed.

-   JOINT/SPOUSAL OPTION:

This rider is designed to facilitate the continuation of your rights under this rider by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater and we will continue the rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:

- The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date;

- The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal Contract continuation date;

- The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Contract Anniversary prior to the first partial Surrender; and

- The Lifetime Benefit Payment will be recalculated to equal the Withdrawal Percent multiplied by the greater of the Contract Value or Payment Base on the date of Spousal Contract continuation.

The remaining Covered Life can not name a new Owner of the Contract. Any new beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. The rider will then terminate upon the death of the remaining Covered Life.

If the Spouse elects to continue the Contract and revoke the Lifetime Withdrawal Benefit, we will assess the charge on the revocation date and it will no longer be assessed thereafter. The Covered Life will be re-determined on the date of Spousal Contract continuation for purposes of the Guaranteed Minimum Death Benefit. If the age of the Covered Life is greater than the age limitation of the rider at the time of Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will equal the Contract Value.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value and will not be able to elect any of the annuitization options allowed under this rider. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our minimum Contract Value then in effect. By annuitizing your Contract and choosing an income option, you will be exchanging your accumulated savings and Death Benefits for a guaranteed income stream.

If your Contract Value is reduced below our minimum Contract Value then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.

-   SINGLE LIFE OPTION:

If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.

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                                                                          39

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If the older Annuitant is age 59 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.

If the Annuitant is alive and the older Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of your Withdrawal Percent or 5%. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

This option may not be available if the Contract is issued to qualify under Code
Section 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

-   JOINT/SPOUSAL OPTION:

If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.

If the younger Annuitant is alive and age 59 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.

If the Annuitant is alive and the younger Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of Withdrawal Percent or 4.5%. Therefore, the higher your then remaining Guaranteed Minimum Death Benefit is at the time of annuitization, the longer the time period you will be entitled to receive annuitization payments. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

These options may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

YES. WE RESERVE THE RIGHT TO LIMIT THE SUB-ACCOUNTS INTO WHICH YOU MAY ALLOCATE YOUR CONTRACT VALUE. EFFECTIVE OCTOBER 4, 2013, WE BEGAN ENFORCING THIS CONTRACTUAL RIGHT FOR THE PRODUCTS DESCRIBED IN APPENDIX D AND REQUIRE THAT YOU ALLOCATE YOUR CONTRACT VALUE AND FUTURE PREMIUM PAYMENTS IN ACCORDANCE WITH THE INVESTMENT RESTRICTIONS DESCRIBED IN APPENDIX D AS A CONDITION TO MAINTAINING THE WITHDRAWAL FEATURE OF THE RIDER. YOUR SELECTED ALLOCATIONS ARE AUTOMATICALLY REBALANCED QUARTERLY. IF YOUR ALLOCATIONS DO NOT COMPLY WITH THE INVESTMENT RESTRICTIONS DESCRIBED IN APPENDIX D, ON AND AFTER OCTOBER 4, 2013 THE WITHDRAWAL FEATURE OF THE RIDER IS REVOKED. THESE RESTRICTIONS ARE INTENDED TO REDUCE THE RISK OF INVESTMENT LOSSES THAT COULD REQUIRE THE COMPANY TO USE ITS GENERAL ACCOUNT ASSETS TO PAY AMOUNTS DUE UNDER THE RIDER.

To the extent permitted by law we may modify, add, delete, or substitute, the asset allocation models, investment pro-grams, Funds, portfolio rebalancing requirements, and other investment requirements and restrictions that apply while the rider is in effect. For instance, we might amend these asset allocation models if a Fund (i) merges into another fund, (ii) changes investment objectives, (iii) closes to further investments and/or (iv) fails to meet acceptable risk parameters. These changes will not be applied with respect to then existing investments. We will give you advance notice of these changes. Please refer to "Other Program considerations" under

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40

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the section entitled "What other ways can you invest?" in Section 4.a for more information regarding the potential impact of Fund mergers and liquidations with respect to then existing investments within an asset allocation model.

EXCEPT AS PROVIDED BELOW, FAILURE TO COMPLY WITH THE INVESTMENT RESTRICTIONS WILL RESULT IN TERMINATION OF THE RIDER. IF THE RIDER IS TERMINATED BY US FOR VIOLATION OF APPLICABLE INVESTMENT RESTRICTIONS, WE WILL ASSESS A PRO-RATED SHARE OF THE RIDER CHARGE AND WILL NO LONGER ASSESS A RIDER CHARGE THEREAFTER. TERMINATION OF THE RIDER WILL NOT TERMINATE ANY CONCURRENT GUARANTEED MINIMUM DEATH BENEFIT RIDER.

If the rider is terminated by us due to a failure to comply with these investment restrictions, you will have one opportunity to rein-state the rider by reallocating your Contract Value in accordance with then prevailing investment restrictions. You will have a thirty calendar day reinstatement period to do this. The reinstatement period will begin upon termination of the rider. Your right to reinstate the rider will be terminated if during the reinstatement period you make a subsequent Premium Payment, take a partial Surrender or make a Covered Life change. Upon reinstatement, your Payment Base will be reset at the lower of the Payment Base prior to the termination or Contract Value as of the date of reinstatement. Your With-drawal Percentage will be reset to equal the Withdrawal Percentage prior to termination unless during the reinstatement period the relevant Covered Life qualifies for a new age band.

Investment in any asset allocation model could mitigate losses but also hamper potential gains. The asset allocation models that you must invest in under the rider provide very different potential risk/reward characteristics. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these investment requirements and restrictions. If the restrictions are violated, the Withdrawal Benefit will be revoked but the Guaranteed Minimum Death Benefit will continue to apply.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months and to not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments to in excess of $100,000 without prior approval. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments.

CAN WE AGGREGATE CONTRACTS?

Yes. For purposes of determining the Payment Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.

We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The benefits under this rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate this rider and allow us to terminate the rider.

- Your annual Lifetime Benefit Payment may fluctuate based on changes in the Payment Base and Contract Value. The Payment Base is sensitive to partial Surrenders in excess of the Lifetime Benefit Payment/Threshold. It is therefore possible that Surrenders and subsequent Premium Payments within the same Contract Year, whether or not equal to one another, can result in lower Lifetime Benefit Payments.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these "lifetime" benefits. First, you may no longer invest additional Premium Payments. Second, any Death Benefit, whether standard or optional, will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize (because you reach the Annuity Commencement Date or your Guaranteed Minimum Withdrawal Benefit requires annuitization because the Contract Value has fallen below our minimum Contract Value then in effect), lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.

- Even though this rider is designed to provide "living benefits," you should not assume that you will necessarily receive "payments for life" if you have violated any of the terms of this rider.

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-   The amount of the Withdrawal Percent used to compute your Lifetime Benefit
    Payment is frozen based on the date of the first partial Surrender.

- The determination of the "Relevant" Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.

- We may terminate this rider post-election based on your violation of benefit rules and may otherwise withdraw this rider for new sales at any time.

- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.

- You may select this rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect this rider you will not be eligible for the standard Death Benefits or be able to elect optional riders other than MAV Plus.

- When the Single Life Option is chosen, your Spouse may find continuation of this rider to be unavailable or unattractive after the death of the Covered Life. Continuation of the benefits available in this optional rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.

- The Joint/Spousal Option provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under this rider.

- Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.

-   This rider may not be suitable if a Covered Life is under attained age 60.

- The purchase of an optional withdrawal benefit feature may not be appropriate for contracts owned by certain types of non-natural entities, including Charitable Trusts. Because many non-natural entities are required to make certain periodic distributions and those amounts may be different than the withdrawal amounts permitted by the optional withdrawal benefit feature, you may wish to consult with your tax advisor to help determine the appropriateness of this benefit.

- We do not automatically increase payments under the Automatic Income Program if your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

C. THE HARTFORD'S LIFETIME INCOME BUILDER II

OBJECTIVE

Protect your investment from poor market performance through potential annual automatic Payment Base increases, provide longevity protection through Lifetime Benefit Payments, and ensure a Death Benefit equivalent to the greater of Premium Payments reduced for partial Surrenders or Contract Value.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider provides two separate but bundled benefits that help achieve this goal. In other words, this rider is a guarantee that you can access two ways:

- LIFETIME WITHDRAWAL BENEFIT. This rider provides a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life's 60th birthday, until the first death of any Covered Life ("Single Life Option") or until the second death of any Covered Life ("Joint/Spousal Option"). Lifetime Benefit Payments are maximum amounts that can be withdrawn each year based on the higher of your Payment Base or Contract Value on each Contract Anniversary, as adjusted by annual Payment Base increases, multiplied by the applicable Withdrawal Percent. In an Eligible Withdrawal Year, your initial Lifetime Benefit Payment is equal to the Payment Base multiplied by the applicable Withdrawal Percentage. Payments may continue even if the Contract Value has been reduced to below our minimum Contract Value. The Withdrawal Percent varies based upon the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender, and the survivor option chosen. Any partial Surrender taken prior to the Contract Anniversary following the Relevant Covered Life's 60th birthday will reduce the Payment Base and your future Lifetime Benefit Payment. Such partial Surrender may potentially eliminate your Lifetime Benefit Withdrawal Guarantee.

- GUARANTEED MINIMUM DEATH BENEFIT. This guaranteed minimum Death Benefit provides a Death Benefit equal to the greater of Premium Payments reduced for Partial Surrenders or Contract Value as of the date due proof of death is received for any

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  Contract Owner or Annuitant. PARTIAL SURRENDERS WILL REDUCE OR ELIMINATE THE
  GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.

WHEN CAN YOU BUY THIS RIDER?

The Hartford's Lifetime Income Builder II is closed to new investors (including to existing Owners).

A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.

For the Single Life Option, the Covered Life is most often the same as the Contract Owner and joint Owner (which could be two different people). In the Joint/Spousal Option, the Covered Life is most often the Contract Owner and his or her Spouse, as joint Owner or Beneficiary.

The Relevant Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the Relevant Covered Life; and when the Joint/Spousal Option is chosen, we use the younger Covered Life as the Relevant Covered Life.

The maximum age of any Contract Owner or Annuitant when electing this rider is
75. When the Joint/Spousal Option is chosen, the Beneficiary also must be younger than age 76.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elected this rider, you could not elect any rider other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for this rider is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary AFTER your Anniversary Value and Payment Base have been computed and prior to all other financial transactions. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for this rider will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.

We reserve the right to increase the charge for this rider up to a maximum rate of 0.75% any time on or after the fifth anniversary of electing this rider or five years from the date from which we last notified you of a fee increase, whichever is later. Fee increases will not apply if (a) the age of the Relevant Covered Life is 80 or older; or (b) you notify us in writing of your election to permanently waive automatic Payment Base increases. This fee may not be the same as the fee that we charge new purchasers.

Subject to the foregoing limitation, we also reserve the right to charge a different fee for this rider to any new Contract Owners as a result of a change of Covered Life. Unless exempt, we will automatically deduct rider fees, as they may be increased from time to time.

We may offer a lower fee to customers who agree to participate in any asset allocation models, investment programs, or fund-of-funds we may designate from time to time.

You will receive advanced notice of any fee increase. You may decline the fee increase and permanently waive automatic Payment Base increases by:

-   Notifying us in writing, verbally or electronically, if available.

- Written notifications must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of declining the fee increase. We will take direction from one joint Owner. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuiness of any election.

- We will accept your notification up to 60 days prior to the Contract Anniversary on which the fee increase is scheduled to become effective.

- We will only honor notifications from the Owner or joint Owner and not through your broker.

- Your decision to decline the fee increase and waive automatic Payment Base increases is irrevocable. You will not be able to accept the fee increase and resume automatic Payment Base increases in the future.

- If you decline the fee increase, your Lifetime Benefit Payment will continue to be reset on each Contract Anniversary according to the rider's rules.

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DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. Your initial Payment Base equals your initial Premium Payment. Your Payment Base will fluctuate based on subsequent Premium Payments and partial Surrenders as well as automatic Payment Base increases. Your Payment Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Payment Base above this ceiling will not be included for any benefits under this rider. The Payment Base will be recalculated based on certain changes in Covered Lives.

- Automatic Payment Base increases. Your Payment Base may fluctuate based on annual "automatic Payment Base increases." You will be qualified for annual automatic Payment Base increases commencing on your first Contract Anniversary. Automatic Payment Base increases will cease upon the earlier of the Annuity Commencement Date or the Contract Anniversary immediately following the Relevant Covered Life's attained age of 80. Automatic Payment Base increases are based on your then current Anniversary Value (prior to the rider charge being taken) divided by your Maximum Contract Value and then reduced by 1. In no event will this factor be less than 0% or greater than 10%. Automatic Payment Base increases will not take place if the investment performance of your Sub-Accounts is neutral or negative.

- Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis.

- Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior or during an Eligible Withdrawal Year, and (b) if the cumulative amount of all partial Surrenders during any Contract Year exceeds the applicable Threshold, as discussed below:

    A. If cumulative partial Surrenders taken during any Contract Year and prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will not reduce the Payment Base.

    C. For any partial Surrender that first causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable CDSC.

Partial Surrenders will diminish the Guaranteed Minimum Death Benefit.

See Examples 7, 8 and 10-14 under The Hartford's Lifetime Income Builder II.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

Yes. However, your Withdrawal Percentage and therefore the amount of your Lifetime Benefit Payment, is dependent upon when you take your first partial Surrender. For instance:

- If you take your first partial Surrender before an Eligible Withdrawal Year, your Withdrawal Percent will never increase above 5% for Single Life Option or 4.5% for Joint/Spousal option for the remaining duration of your Contract.

- If you take your first partial Surrender during an Eligible Withdrawal Year, your Withdrawal Percent will never increase above the Withdrawal Percent corresponding with the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender. If such a partial Surrender took place during the first Contract Year, we will use the attained age of the Relevant Covered Life as of Contract issuance to set the Withdrawal Percent. Once the Withdrawal Percent has been established, it will not change for the remaining duration of your Contract. In other words, prior to the Relevant Covered Life turning 80, the longer the first partial Surrender is delayed, the higher your Withdrawal Percent shall be.

     ATTAINED AGE OF RELEVANT COVERED                WITHDRAWAL PERCENT
     LIFE ON THE CONTRACT ANNIVERSARY         SINGLE LIFE         JOINT/SPOUSAL
   PRIOR TO THE FIRST PARTIAL SURRENDER          OPTION               OPTION
--------------------------------------------------------------------------------
                  60 - 64                         5.0%                 4.5%
                  65 - 69                         5.5%                 5.0%
                  70 - 74                         6.0%                 5.5%
                  75 - 79                         6.5%                 6.0%
                    80+                           7.0%                 6.5%


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Your Withdrawal Percent may change based on a permissible Covered Life change.
If you choose to receive less than your full Lifetime Benefit Payment in any Contract Year, you will not be able to carry remaining amounts forward to future Contract Years.

See Examples 1-6 and 11-14 under The Hartford's Lifetime Income Builder II.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or Annuitant. Termination of this rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:

    A. If cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.

    C. For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Please refer to the section labeled "CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT" for more information on the continuation of the Lifetime Benefit Payments by your Spouse.

See Examples 9, 10 and under The Hartford's Lifetime Income Builder II.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes.

CAN YOU REVOKE THIS RIDER?

No. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?

Please refer to "DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?" for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under this rider. If Your Contract Value is reduced below our minimum Contract Value rules in effect on a particular Valuation Day, and your Lifetime Benefit Payment amount remains greater than zero, then we will consider this date as your Annuity Commencement Date and we will no longer accept subsequent Premium Payments.

See Examples 7, 8 and 10-14 under The Hartford's Lifetime Income Builder II.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Inasmuch as this rider is affected only by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a re-calculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.

Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new relevant Covered Life.


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After the first 6 months from the Contract Issue date, if you elected the
Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change.

Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change.

You may not convert your Joint/Spousal Option election to a Single Life Option. In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then:

    A. If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Withdrawal Benefits of this rider and continue the Guaranteed Minimum Death Benefit only. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.

    B. If the older Covered Life after the change exceeds the maximum age limitation of the rider at the time of the change, or we no longer offer this rider, then the rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then we will:

    A. If we no longer offer this rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Withdrawal Benefit will terminate. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or

    B. If we offer this rider and: (i) if partial Surrenders have been taken prior to the first Contract Anniversary, then we will use the attained age of the oldest Covered Life as of the rider effective date to reset the Withdrawal Percent, or (ii) if partial Surrenders have not been taken prior to the first Contract Anniversary, then we will use the attained age of the older Covered Life as of the Contract Anniversary prior to the first partial Surrender to reset the Withdrawal Percent. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change. The Maximum Contract Value will be recalculated to equal the Contract Value on the date of the change; or

    C. If we offer this rider and the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If the rider is no longer available for sale, the maximum age limitation of the rider is 76.

The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.

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46

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SINGLE LIFE OPTION ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving             The Annuitant is living or       Joint Contract Owner receives
                                 non-spousal Contract Owner       deceased                         the Death Benefit and this
                                                                                                   rider terminates
Contract Owner                   There is a surviving spousal     The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit and this
                                                                                                   rider can continue under
                                                                                                   Spousal Contract continuation
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Designated
                                 Owner                            deceased                         Beneficiary receives the Death
                                                                                                   Benefit
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Estate
                                 Owner or Beneficiary             deceased                         receives the Death Benefit
Annuitant                        Contract Owner is living         There is no Contingent           Contract continues, no Death
                                                                  Annuitant and the Contract       Benefit is paid, and this rider
                                                                  Owner becomes the Contingent     continues
                                                                  Annuitant
Annuitant                        Contract Owner is living         There is no Contingent           Rider terminates and Contract
                                                                  Annuitant and the Contract       Owner receives the Death
                                                                  Owner waives their right to      Benefit
                                                                  become the Contingent Annuitant
Annuitant                        Contract Owner is Living         Contingent Annuitant is Living   Contingent Annuitant becomes
                                                                                                   the Annuitant and the Contract
                                                                                                   and this rider continues

JOINT/SPOUSAL ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving Contract    The Annuitant is living or       The surviving Contract Owner
                                 Owner                            deceased                         continues the Contract and
                                                                                                   rider; we will increase the
                                                                                                   Contract Value to the Death
                                                                                                   Benefit value
Contract Owner                   There is no surviving Contract   The Spouse is the sole primary   Follow Spousal Contract
                                 Owner                            beneficiary                      continuation rules for joint
                                                                                                   life elections
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates and Contract
                                 Owner or Beneficiary             deceased                         Owner's estate receives the
                                                                                                   Death Benefit
Annuitant                        The Contract Owner is living     There is a Contingent Annuitant  The Rider continues; upon the death of the last surviving
                                                                                                   Covered Life, the rider will
                                                                                                   terminate.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

-   SINGLE LIFE OPTION:

If a Covered Life dies and the Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. If the Spouse elects to continue the Contract and this rider, we will continue the rider with respect to all Lifetime Withdrawal Benefits at the charge that is currently being assessed for new sales at the time of continuation. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal

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                                                                          47

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Contract continuation. If the new Covered Life is less than age 81 at the time of the Spousal Contract continuation, and the rider is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal Contract continuation. If the new Covered Life is 81 or older at the time of the Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.

If we are no longer offering this rider at the time of Spousal Contract continuation, we will revoke the Lifetime Withdrawal Benefit, the Guaranteed Minimum Death Benefit will be set equal to the Contract Value and the rider charge will no longer be assessed.

-   JOINT/SPOUSAL OPTION:

This rider is designed to facilitate the continuation of your rights under this rider by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater and we will continue the rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:

- The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date

- The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal Contract continuation date

- The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Contract Anniversary prior to the first partial Surrender

- The Lifetime Benefit Payment will be recalculated to equal the Withdrawal Percent multiplied by the greater of the Contract Value or Payment Base on the date of Spousal Contract continuation.

The remaining Covered Life can not name a new owner on the Contract. Any new beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. The rider will terminate upon the death of the remaining Covered Life.

If the Spouse elects to continue the Contract and revoke the Lifetime Withdrawal Benefit, we will assess the charge on the revocation date and it will no longer be assessed thereafter. The Covered Life will be re-determined on the date of Spousal Contract continuation for purposes of the Guaranteed Minimum Death Benefit. If the Covered Life is greater than the age limitation of the rider at the time of Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will equal the Contract Value.

See Example 17 under The Hartford's Lifetime Income Builder II.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value and will not be able to elect any of the annuitization options allowed under this rider. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our minimum Contract Value then in effect.

If your Contract Value is reduced below our minimum Contract Value then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.

-   SINGLE LIFE OPTION:

If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.

If the older Annuitant is age 59 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.

If the Annuitant and joint Annuitant are alive and the older Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid

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48

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to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or 5%. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

This option may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

-   JOINT/SPOUSAL OPTION:

If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.

If the younger Annuitant is alive and age 59 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.

If the Annuitant is alive and the younger Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or 4.5%. Therefore, the higher your then remaining Guaranteed Minimum Death Benefit is at the time of annuitization, the longer the time period you will be entitled to receive annuitization payments. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

These options may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?


YES. EFFECTIVE OCTOBER 4, 2013, WE BEGAN ENFORCING OUR CONTRACTUAL RIGHT TO REQUIRE THAT YOU ALLOCATE YOUR CONTRACT VALUE AND FUTURE PREMIUM PAYMENTS IN ACCORDANCE WITH THE INVESTMENT RESTRICTIONS DESCRIBED IN APPENDIX D AS A CONDITION TO MAINTAINING THE WITHDRAWAL FEATURE OF THE RIDER. YOUR SELECTED ALLOCATIONS ARE AUTOMATICALLY REBALANCED QUARTERLY. IF YOUR ALLOCATION DO NOT COMPLY WITH THE INVESTMENT RESTRICTIONS DESCRIBED IN APPENDIX D, ON AND AFTER OCTOBER 4, 2013 THE WITHDRAWAL FEATURE OF YOUR RIDER IS REVOKED. THESE RESTRICTIONS ARE INTENDED TO REDUCE THE RISK OF INVESTMENT LOSSES THAT COULD REQUIRE THE COMPANY TO USE ITS GENERAL ACCOUNT ASSETS TO PAY AMOUNTS DUE UNDER THE RIDER.


To the extent permitted by law, we may modify, add, delete, or substitute (to the extent permitted by applicable law), the asset allocation models, investment programs, Funds, portfolio rebalancing requirements, and other investment requirements and restrictions that apply while the rider is in effect. For instance, we might amend these asset allocation models if a Fund (i) merges into another fund, (ii) changes investment objectives, (iii) closes to further investments and/or (iv) fails to meet acceptable risk parameters. These changes will not be applied with respect to then existing investments. We will give you advance notice of these changes. Please refer to "Other Program considerations" under the section entitled "What other ways can you invest?" in Section 4.a for more information regarding the potential impact of Fund mergers and liquidations with respect to then existing investments within an asset allocation model.

EXCEPT AS PROVIDED BELOW, FAILURE TO COMPLY WITH THE INVESTMENT RESTRICTIONS WILL RESULT IN TERMINATION OF THE RIDER. IF THE RIDER IS TERMINATED BY US FOR VIOLATION OF APPLICABLE INVESTMENT RESTRICTIONS, WE WILL ASSESS A PRO-RATED SHARE OF THE RIDER CHARGE AND WILL NO LONGER ASSESS A RIDER CHARGE THEREAFTER. TERMINATION OF THE RIDER WILL NOT TERMINATE ANY CONCURRENT GUARANTEED MINIMUM DEATH BENEFIT RIDER.

If the rider is terminated by us due to a failure to comply with these investment restrictions, you will have one opportunity to reinstate the rider by reallocating your Contract Value in accordance with then prevailing investment restrictions. You will have a thirty calendar day reinstatement period to do this. The reinstatement period will begin upon termination of the rider. Your right to reinstate the rider will be terminated if during the reinstatement period you make a subsequent Premium Payment, take

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a partial Surrender, or make a Covered Life change. Upon reinstatement, your
Payment Base will be reset at the lower of the Payment Base prior to the termination or Contract Value as of the date of reinstatement. Your Withdrawal Percentage will be reset to equal the Withdrawal Percentage prior to termination unless during the reinstatement period the relevant Covered Life qualifies for a new age band.

Investment in any asset allocation model could mitigate losses but also hamper potential gains. The asset allocation models that you must invest in under the rider provide very different potential risk/reward characteristics. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these investment requirements and restrictions. If the restrictions are violated, the Withdrawal Benefit will be revoked but the Guaranteed Minimum Death Benefit will continue to apply.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We will not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments to in excess of $100,000 without prior approval. This restriction is not currently enforced. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments.

See Examples 9 and 10 under The Hartford's Lifetime Income Builder II.

CAN WE AGGREGATE CONTRACTS?

Yes. For purposes of determining the Payment Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.

We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The benefits under this rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate this rider and allow us to terminate the rider.

- Your annual Lifetime Benefit Payments may fluctuate based on changes in the Payment Base and Contract Value. The Payment Base is sensitive to partial Surrenders in excess of the Lifetime Benefit Payment/Threshold. It is therefore possible that Surrenders and subsequent Premium Payments within the same Contract Year, whether or not equal to one another, can result in lower Lifetime Benefit Payments.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these "lifetime" benefits. First, you may no longer invest additional Premium Payments. Second, any Death Benefit, whether standard or optional, will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize (because you reach the Annuity Commencement Date or your Guaranteed Minimum Withdrawal Benefit requires annuitization because the Contract Value has fallen below our minimum Contract Value then in effect), you will forfeit automatic Payment Base increases (if applicable) and lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.

- Even though this rider is designed to provide "living benefits," you should not assume that you will necessarily receive "payments for life" if you have violated any of the terms of this rider.

- The amount of the Withdrawal Percent used to compute your Lifetime Benefit Payment is frozen based on the date of the first partial Surrender.

- The determination of the "Relevant" Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.

- We may terminate this rider post-election based on your violation of benefit rules and may otherwise withdraw this rider for new sales at any time. In the event that this rider is terminated by us, your Lifetime Benefit Payments will cease; your Payment Base, including any automatic Payment Base increases will be eliminated, the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.

- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.

50

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-   You may select this rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect this rider you will not be eligible for the standard Death Benefits or able to elect optional riders other than MAV Plus.

- When the Single Life Option is chosen, Spouses may find continuation of this rider to be unavailable or unattractive after the death of the Contract Owner. Continuation of the benefits available in this optional rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.

- The Joint/Spousal Option provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under this rider.

- Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.

-   This rider may not be suitable if a Covered Life is under attained age 60.

- Annuity pay-out options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.

- We do not automatically increase payments under the Automatic Income Program if your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

- The purchase of an optional withdrawal benefit feature may not be appropriate for contracts owned by certain types of non-natural entities, including Charitable Trusts. Because many non-natural entities are required to make certain periodic distributions and those amounts may be different than the withdrawal amounts permitted by the optional withdrawal benefit feature, you may wish to consult with your tax advisor to help determine the appropriateness of this benefit.

D. THE HARTFORD'S PRINCIPAL FIRST

OBJECTIVE

Protect your investment from poor market performance through annual Benefit Payments until the Benefit Amount is reduced to zero.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider protects your investment by guaranteeing Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted. You may also elect "step-ups" that reset your Benefit Amount to the then prevailing Contract Value.

You or your Spouse (if Spousal Contract continuation has been chosen) may elect to step-up your Benefit Amount following the 5th Contract Year that you added this rider to your Contract and again on each fifth anniversary from the last time you elected to step-up your Benefit Amount (or upon Spousal Contract continuation, whichever is earlier)(these dates are called "election dates" in this section). Your Benefit Amount will then become the Contract Value as of the close of business on the Valuation Date that you properly made this election. Each time that you exercise step-up rights, your Benefit Payment will be reset to 7% of the new Benefit Amount, but will never be less than your then existing Benefit Payment. You must follow certain requirements to make this election:

- We will accept requests for a step-up in writing, verbally or electronically, if available.

- Written elections must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of making this election. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuiness of any election.

- We will not accept any election request prior to an election date. You may not post-date your election.

- If an election form is received in good order on or after an election date, the step-up will occur as of the close of business on the Valuation Day that the request is received by us at our Administrative Office. We reserve the right to require you to elect step-ups only on Contract Anniversaries.

- We will not honor any election request if your Contract Value is less than your Benefit Amount effective as of the step-up effective date.

- Your election is irrevocable. This means that if your Contract Value increases after your step-up, you can not ask us to reset your Benefit Amount again until your next election date. The fee for this rider may also change when you make this election and will remain in effect until your next election, if any.

WHEN CAN YOU BUY THIS RIDER?

The Hartford's Principal First rider is closed to new investors (including to existing Owners).

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect this rider, you may not elect any riders other than MAV Plus (MAV only in applicable states).

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                                                                          51

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HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The annual charge for this rider is based on your daily Sub-Account Value and is deducted daily. The charge continues to be deducted until we begin to make Annuity Payouts.

We will recalculate the charge each time that you step-up your Benefit Amount. The fee at the time of step-up will be the charge that we are then currently charging other customers who have previously elected this rider and have elected to step-up. This fee may not be the same as, but will not be more than, the fee that we charge new purchasers or the fee we set before we cease offering this rider. If we cease sales of this rider, we will predetermine the rider charge on a non-discriminatory basis. Before you decide to exercise your step-up privileges, you should request a current prospectus which will describe the then current charge effective upon exercising step-up rights.

We also reserve the right to increase the charge for this rider up to a maximum rate of 0.75% any time on or after the fifth anniversary of electing this rider or five years from the date from which we last notified you of a fee increase, whichever is later. The fee increase will only apply if you elect to step-up your Benefit Amount. Subject to limitation, we also reserve the right to charge a different fee for this rider to any new Contract Owners as a result of a change of ownership of this Contract.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. If elected at the time of Contract issuance, your initial Benefit Amount is your initial Premium Payment. If elected after the Contract has been issued, your initial Benefit Amount will be the based on your Contract Value at the time the rider is elected. Any time after the 5th Contract Year that this rider has been in effect and thereafter on each fifth anniversary of the last step-up (or sooner upon Spousal Contract continuation); you (or your Spouse if Spousal Contract continuation rights have been elected) may elect to step-up the Benefit Amount to the Contract Value.

Your Benefit Amount will fluctuate based on subsequent Premium Payments or partial Surrenders. Partial Surrenders in excess of your Benefit Payments may also trigger a recalculation of the Benefit Amount and future Benefit Payments. Your Benefit Amount can never be more than $5 million.

You cannot elect the step-up privilege if your then current Benefit Amount is higher than your Contract Value on step-up dates.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

No. You can continue to take Benefit Payments until the Benefit Amount has been depleted. Once the initial Benefit Amount has been determined, we calculate the Benefit Payment. The maximum Benefit Payment is 7% of your Benefit Amount on rider effective date, or if more recently, the last date on which a step up was elected, or the Benefit Amount was reduced due to a partial Surrender exceeding the Benefit Payment. Benefit Payments can begin at any time and can be taken on any schedule that you request. Benefit Payments are non-cumulative, which means that your Benefit Payment will not increase in the future if you fail to take your full Benefit Payment for the current year. For example, if you do not take 7% one year, you may not take more than 7% the next year.

If you elect this rider when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you purchase this rider after you purchase your Contract, we count the first year as the time between the date we added this rider to your Contract and your next Contract Anniversary, which could be less than a year.

Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by 7% of the amount of the subsequent Premium Payment.

Your Benefit Amount cannot be less than $0 or more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.

Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value and Benefit Amount. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your annual Benefit Payment include any applicable Contingent Deferred Sales Charge.

IF, IN ONE YEAR, YOUR SURRENDERS TOTAL MORE THAN YOUR BENEFIT PAYMENT, WE WILL RE-CALCULATE YOUR BENEFIT AMOUNT AND YOUR BENEFIT PAYMENT COULD BE SIGNIFICANTLY LOWER IN THE FUTURE. Any time we recalculate your Benefit Amount or your Benefit Payment, we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

Whenever a partial Surrender is made, the Benefit Amount will be equal to the amount determined in either (A) or (B) as follows:

A. If the total partial Surrenders since the later of (i) the most recent Contract Anniversary, or (ii) the Valuation Day that the Benefit Payment was last established (excluding establishments for subsequent Premium Payments), are equal to or less than the Benefit Payment, the Benefit Amount becomes the Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.

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B.  If the total partial Surrenders as determined in (A) above exceed the
    Benefit Payment, the Benefit Amount will have an automatic reset to the greater of zero or the lesser of (i) or (ii) as follows:

       (i)  The Contract Value immediately following the partial Surrender; or

       (ii) The Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.

Please refer to examples 2 - 7 for The Hartford's Principal First in Appendix I for illustrations regarding recalculation of your Benefit Amount.

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on a calendar year basis (i.e., compared to a Contract Year basis), usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, which will cause a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

No. However, partial Surrenders will reduce the standard Death Benefit.

DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?

No.

CAN YOU REVOKE THIS RIDER?

No. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?

Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value and Benefit Amount. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable CDSC.

If, in one year, your Surrenders total more than your Benefit Payment, we will re-calculate your Benefit Amount and your Benefit Payment could be significantly lower in the future. Any time we re-calculate your Benefit Amount or your Benefit Payment, we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

If your Contract Value is reduced to zero due to receiving Benefit Payments, and you still have a Benefit Amount, you will continue to receive a Benefit Payment through a fixed Annuity Payout option until your Benefit Amount is depleted. While you are receiving payments under fixed Annuity Payout options, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining Benefit Payments. You can Surrender your entire Contract Value any time; however, you will receive your Contract Value at the time you request a full Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount that you would have received under this rider.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

If you change the ownership or assign this Contract to someone other than your Spouse after 12 months of electing this rider, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future. The Benefit Amount will be recalculated to equal the lesser of:

-   The Benefit Amount immediately prior to the ownership change or assignment;
    or

-   The Contract Value at the time of the ownership change or assignment.

The Benefit Payment will then be reset to 7% of the new Benefit Amount.

If the Owner dies and the sole Beneficiary is the Owner's Spouse, then the surviving Spouse can either become the Contract Owner or elect to receive the standard Death Benefit.

You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

Yes. If the Owner dies and the Beneficiary is the deceased Owner's Spouse at the time of death, the Spouse may continue the Contract and this rider. This right may be exercised only once during the term of the Contract.


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WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

You may elect the annuitization option at any time. If you annuitize your Contract, you may choose this Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option (called the "PF Annuity Payout Option"), we will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Owner or the Annuitant should die before the PF Annuity Payout Period is complete, the remaining payments will be made to the Beneficiary. The PF Annuity Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options. If you, the joint Owner or Annuitant die before the Annuity Calculation Date and all of the Benefit Payments guaranteed by us have not been made, the Beneficiary may elect to take the remaining Benefit Payments by electing the PF Annuity Payout Option or any of the Death Benefit options offered in your Contract. If the Annuitant dies after the Annuity Calculation Date and before all of the Benefit Payments guaranteed by us have been made, the payments will continue to be made to the Beneficiary. If your Contract Value is reduced to zero, you will receive a fixed dollar amount Annuity Payout option until your Benefit Amount is depleted.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

No.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

No; however, your Benefit Amount cannot be more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.

CAN WE AGGREGATE CONTRACTS?

We reserve the right to treat all Contracts issued to you by us or one of our affiliates as one Contract for purposes of this rider. This means that if you purchase two Contracts from us in any twelve month period and elect any optional withdrawal benefit rider on both Contracts, withdrawals from one Contract may be treated as withdrawals from the other Contract.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The annual percentage used for determining Benefit Payments is not a fixed rate of return. The Contract Value used to set Benefit Payments is based on the investment performance of your Sub-Accounts.

- Benefit Payments cannot be carried forward from one year to the next. You will not be warned if you take less than the maximum withdrawals available without triggering recalculation of your Benefit Payments.

- Annual Surrenders exceeding 7% accelerate depletion of your Benefit Amount even if you use the Automatic Income Program to meet RMD requirements. No reliable assumptions can be made that your payments will continue for any particular number of years.

- Additional contributions made to your Contract after withdrawals have begun may not restore the previous amount of Benefit Payments, even if the additional contribution restores the Benefit Amount to the previous Benefit Amount.

- Voluntary or involuntary annuitization will terminate Benefit Payments. Annuity Payout options available subsequent to the Annuity Commencement Date may be less than Benefit Payments.

- There are no assurances made or implied that automatic Benefit Amount increases will occur and if occurring, will be predictable.

- When the Contract Value is small in relation to the Benefit Amount, Surrenders may have a significant effect on future Benefit Payments.

- We do not automatically increase payments under the Automatic Income Program if your Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Benefit Payments and your eligible Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

- The 2009 change to the Internal Revenue Code pertaining to Required Minimum Distributions do not change the calculation of your eligible withdrawal amount under the rider if you are enrolled in the Automatic Income Program.

8. MISCELLANEOUS

A. DEFINITIONS

Except as provided elsewhere in this prospectus, the following capitalized terms shall have the meaning ascribed below:

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

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ACCUMULATION UNITS: If you allocate your Premium Payment to any of the
Sub-Accounts, we will convert those Payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE: Our overnight mailing address is:

The Hartford Wealth Management - Individual Annuities, 745 West New Circle Road Building 200, 1st Floor, Lexington, KY 40511. Our standard mailing address is:
The Hartford Wealth Management - Individual Annuities, PO Box 14293, Lexington, KY 40512-4293

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, as adjusted for subsequent Premium Payments and partial Surrenders.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Sub-Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is issued. Except as otherwise provided, the Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive benefits pursuant to the terms of the Contract upon the death of any Contract Owner and Annuitant as the case may be.

BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under The Hartford's Principal First, The Hartford's Principal First Preferred and The Hartford's Lifetime Income Builder. The Benefit Amount is comprised of net Premium Payments, less any Payment Enhancements, if applicable, and may be subject to periodic step ups when The Hartford's Principal First or The Hartford's Lifetime Income Builder have been elected.

BENEFIT PAYMENT: The maximum guaranteed amount that may be withdrawn each Contract Year under The Hartford's Principal First, The Hartford's Principal First Preferred or The Hartford's Lifetime Income Builder. A Benefit Payment constitutes a partial Surrender.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge, if applicable, that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

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CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

COVERED LIFE: The governing life or lives used for determining the Lifetime Withdrawal Feature under The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios.

DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

ELIGIBLE WITHDRAWAL YEAR: As used in The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II, any Contract Year following the Relevant Covered Life's 60th birthday.


FIXED ACCUMULATION FEATURE: Part of our General Account, where you were able to allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature may be called the Fixed Account. Not all forms of Contracts we offered contain a Fixed Accumulation Feature. Effective October 4, 2013, we no longer accept new allocations or Premium Payments to the Fixed Accumulation Feature.


FUND: A registered investment company or a series thereof in which assets of a Sub-Account may be invested. We sometimes call the Funds you select a "Sub-Account".

GENERAL ACCOUNT: The General Account includes our company assets, including any money you may have invested in the Fixed Accumulation Feature, if available.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

LIFETIME BENEFIT PAYMENT: The maximum guaranteed amount that can be withdrawn each year pursuant to The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios. A Lifetime Benefit Payment constitutes a partial Surrender. Withdrawals taken prior to an Eligible Withdrawal Year (The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II) or prior to the Lifetime Income Eligibility Date (The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios) are excluded from this definition.

LIFETIME INCOME ELIGIBILITY DATE: Under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios, the date the relevant Covered Life attains age 59 1/2, at which point Lifetime Benefit Payments can begin.

LIFETIME WITHDRAWAL FEATURE: Under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios, a series of Lifetime Benefit Payments in each Contract Year following the Lifetime Income Eligibility Date.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value, adjusted for subsequent Premium Payments and partial Withdrawals, prior to the deceased's 81st birthday or the date of death, if earlier.

MAXIMUM CONTRACT VALUE: The greatest of: (i) the Contract Value on the rider issue date, plus Premium Payments received after such date or (ii) the Contract Value on each subsequent Contract Anniversary, excluding the current Contract Anniversary, plus Premium Payments received after such Contract Anniversary date.

MINIMUM CONTRACT VALUE: Subject to state variations, the Minimum Contract Value we establish from time to time.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

1933 ACT: The Securities Act of 1933, as amended.

1934 ACT: The Securities Exchange Act of 1934, as amended.

1940 ACT: The Investment Company Act of 1940, as amended.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

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OUR WEBSITE: Our current website, www.hartfordinvestor.com, will be changing to
www.thehartford/annuities prior to December 31, 2014.



PAYEE: The person or party you designate to receive Annuity Payouts.

PAYMENT BASE: The amount used to determine the Lifetime Benefit Payments for The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios. The Payment Base may be subject to automatic annual Payment Base increases when The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios has been elected. In The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios, Payment Base includes Payment Enhancements (Plus Contracts only) and front end sales charges (Edge Contracts only) but excludes any Employee Gross-Up. Your initial Payment Base equals your initial Premium Payment except in regard to a company sponsored exchange program. For Plus contracts, your initial Payment Base includes any Payment Enhancement, if applicable; provided, however, Payment Enhancements are not taken into consideration as such for the purposes of The Hartford's Lifetime Income Foundation or The Hartford's Lifetime Income Builder II.

PAYMENT ENHANCEMENT: An amount we credit to your Contract Value at the time a Premium Payment is made for "Plus" Contracts only. The amount of a Payment Enhancement is based on the cumulative Premium Payments you make to your Contract.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract (not taking into consideration any applicable front-end charges, Payment Enhancements or Employee Gross Up).


PREMIUM TAX: The amount of tax, if any, charged by federal, state, or other governmental entity on Premium Payments or Contract Values. On any contract subject to a Premium Tax, We may deduct the tax on a pro-rata basis from the Sub-Accounts at the time We pay the tax to the applicable taxing authorities, at the time the contract is surrendered, at the time death benefits are paid or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently the maximum rate charged by any state is 3.5% and 1.0% in Puerto Rico.


RELEVANT COVERED LIFE: When the Single Life option is chosen, the Relevant Covered Life will be the older of the Contract Owner(s) if the Contract Owner is a natural person or the Annuitant(s) if the Contract Owner is not a natural person. When the Joint/Spousal Option is chosen, however, the Relevant Covered Life will be the younger of the Contract Owner and his or her Spouse if the Contract Owner is a natural person or the Annuitant if the Contract Owner is not a natural person. As used herein, "attained age" means the chronological age of the Relevant Covered Life as of the most recent Contract Anniversary before requesting any partial Surrender or if a partial Surrender is requested during the first Contract Year, the chronological age of the Relevant Covered Life as of the Contract issuance date.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SPOUSE: A person related to a Contract Owner by marriage pursuant to the Code.

SUB-ACCOUNT: A division of the Separate Account containing shares of a Fund. There is a Sub-Account for each Fund. We sometimes call the Funds you select your "Sub-Account".

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for each Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges (subject to rounding).

THRESHOLD: For the purposes of The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios, the amount used to determine the change in the Payment Base following a partial Surrender in any Contract Year that is not an Eligible Withdrawal Year (The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II) or any Contract Year that is prior to the Lifetime Income Eligibility Date (The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios). For the purposes of these optional riders, the percentage used to determine your Threshold amount is 5% (Single Life Election) or 4.5% Joint/Spousal Election) of the Payment Base.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange. The Exchange generally closes at 4:00 p.m. Eastern Time but may close earlier on certain days and as conditions warrant.

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VALUATION PERIOD: The time span between the close of trading on the New York
Stock Exchange from one Valuation Day to the next.

WE, US OR OUR: Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company, as the case may be.

WITHDRAWAL PERCENT: The multiplier used in calculating Lifetime Benefit Payments under The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios.

YOU: The Owner including any joint Owner(s). We do not capitalize "you" or "your" in this prospectus.


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B. STATE VARIATIONS

The following section describes modifications to this prospectus required by one or more state insurance departments as of the date of this prospectus. Unless otherwise noted, variations apply to all forms of Contracts we issue. References to certain state's variations do not imply that we actually offer Contracts in each such state. These variations are subject to change without notice and additional variations may be imposed as specific states approve new riders.

- ALABAMA - We will accept subsequent Premium Payments only during the first three Contract Years (if Contract contains the Fixed Account Rider).

- CALIFORNIA - Any Owner 60 years old or older when purchasing this Contract in California must either elect the Senior Protection Program, or elect to immediately allocate the initial Premium Payments to the other investment options. Under the Senior Protection Program, we will allocate your initial Premium Payment to a Money Market Fund Sub-Account (or comparable money market Sub-Account) for the first 35 days your initial Premium Payment is invested. After the 35th day we will automatically allocate your Contract Value according to your most current investment instructions. If you elect the Senior Protection Program you will not be able to participate in any InvestEase (if otherwise available) or Dollar Cost Averaging Program until after the Program has terminated. The Dollar Cost Averaging Plus, Static Asset Allocation Models and certain Automatic Income Programs are not available if you elect the Senior Protection Program. Under the Senior Protection Program any subsequent Premium Payment received during the 35 days after the initial Premium Payment is invested will also be invested in a Money Market Fund Sub-Account (or comparable money market Sub-Account) unless you direct otherwise. You may voluntarily terminate your participation in the Senior Protection Program by contacting us in writing or by telephone. You will automatically terminate your participation in the Senior Protection Program if you allocate a subsequent Premium Payment to any other investment option or transfer Account Value from a Money Market Fund Sub-Account (or comparable money market Sub-Account) to another investment option. When you terminate your participation in the Senior Protection Program you may reallocate your Contract Value in the Program to other investment options or we will automatically reallocate your Account Value in the Program according to your original instructions 35 days after your initial Premium Payment was invested.

- CONNECTICUT - There are no investment restrictions on the Sub-Accounts that you may invest in while subject to The Hartford's Principal First Preferred benefits. If you elect that rider, our approval is required for any subsequent Premium Payments if the Premium Payments for all deferred variable annuity Contracts issued by us or our affiliates to you equal or exceed $100,000. For Connecticut residents that elect The Hartford's Principle First Preferred, The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II or The Hartford's Lifetime Income Foundation, contract aggregation provisions do not apply.

- FLORIDA - The limit on Death Benefits imposed when aggregate Premium Payments total $5 million or more does not apply.

- ILLINOIS - The Fixed Accumulation Feature is not available if you elect The Hartford's Lifetime Income Builder Selects, The Hartford's Lifetime Income Builder Portfolios, The Hartford's Lifetime Income Builder II and The Hartford's Lifetime Income Foundation.

- MASSACHUSETTS - We will accept subsequent Premium Payments only until the Annuitant's 66th birthday or the sixth Contract Anniversary, whichever is later. The Nursing Home Waiver is not available.

-   MINNESOTA - MAV Plus is not available and the Maximum Anniversary Value
    (MAV) Death Benefit is offered instead.

- NEW JERSEY - The Fixed Accumulation Feature is not available. The only AIRs available are 3% and 5%. The investment restrictions and the contract aggregation provisions of The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II and The Hartford's Lifetime Income Foundation are not applicable to New Jersey Owners electing such rider. The Nursing Home Waiver is not available.

- NEW YORK - We will not recalculate The Hartford's Principal First Preferred or The Hartford's Principal First Benefit Amounts if you change ownership or assign your Contract to someone other than your Spouse. The Minimum Contract Value is $1,000 after any Surrender. The minimum monthly Annuity Payout is $20. There are no investment restrictions for The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II and The Hartford's Lifetime Income Foundation. The rider charge for The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder Selects, and The Hartford's Lifetime Income Builder Portfolios is only deducted from the Sub-Accounts. MAV Plus is not available and the Maximum Anniversary Value (MAV) Death Benefit is offered instead.

  The Fixed Accumulation Feature is not available if you elect The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder Selects, and The Hartford's Lifetime Income Builder Portfolios. The only AIRs available are 3% and 5%. The Nursing Home Waiver is not available.

-   OHIO - The Fixed Accumulation Feature is not available.

-   OKLAHOMA - The only AIRs available are 3% and 5%.

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-   OREGON - We will accept subsequent Premium Payments during the first six years. Owners may only sign up for DCA Plus Programs that are 6 months or longer. You may not choose a fixed dollar amount Annuity Payout. The Life Annuity with a Cash Refund Annuity Payout Option is not available for Oregon residents and the only AIRs available are 3% and 5%.

- PENNSYLVANIA - The Nursing Home Waiver minimum confinement period is changed from 180 days to 90 days. Pennsylvania residents may not choose a fixed dollar amount Annuity Payout or the Life Annuity with a Cash Refund Annuity Payout Option.

- WASHINGTON - MAV Plus is not available and Maximum Anniversary Value (MAV) Death Benefit is offered instead. The Fixed Accumulation is not available if you elect The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder Selects, and The Hartford's Lifetime Income Builder Portfolios. The rider charge for The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder Selects, and The Hartford's Lifetime Income Builder Portfolios is only deducted from the Sub-Accounts.


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C. FINANCIAL STATEMENTS

You can find financial statements for us and the Separate Account in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

D. MORE INFORMATION

OWNERSHIP CHANGES - We reserve the right to approve all ownership changes, including any assignment of your Contract (or any benefits) to others or the pledging of your Contract as collateral. Certain approved changes in ownership may cause a re-calculation of the benefits subject to applicable state law. Generally, we will not re-calculate the benefits under your Contract so long as the change in ownership does not affect the Owner and does not result in a change in the tax identification number under the Contract. Changes in ownership can also adversely affect your Death Benefits and optional withdrawal benefits.

If the Owner dies and the sole Beneficiary is the Owner's Spouse, then the surviving Spouse can either become the Contract Owner or elect to receive the applicable Death Benefit. We will adjust the Contract Value in these circumstances to equal the amount that we would have paid as the Death Benefit payment, had the Spouse elected to receive the applicable Death Benefit as a lump sum payment. This privilege will only apply once for each Contract.

You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

ASSIGNMENT - A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. A qualified Contract may not be transferred or otherwise assigned (whether directly or used as collateral for a loan), unless allowed by applicable law and approved by us in writing. We can withhold our consent for any reason. We are not obligated to process any request for approval within any particular time frame. Please consult a qualified tax adviser before assigning your Contract.


SPECULATIVE INVESTING - Do not purchase this Contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme. When you purchased this Contract you represented and warranted that you would not use this Contract, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.



CONTRACT MODIFICATION - We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

MEDICAID BENEFITS - Medicaid is a program that covers most medical costs, including nursing home and home care for the elderly and certain persons with disabilities. To qualify, individuals must meet both income and resource tests. Subject to state law, income tests measure whether earned and unearned income such as benefit payments exceeds predetermined monthly caps. Resource tests look to the value of countable assets such as this Contract. Medicaid also allows the costs of benefits such as nursing home care, home and community based services, and related hospital prescription drug services to be recaptured from a recipient's estate after their death (or if the recipient has a surviving Spouse, the recapture is suspended until after the death of the recipient's surviving Spouse).

Medicaid estate planning may be important to people who are concerned about long term care costs or the adequacy of their private LTC insurance. Benefits associated with this variable annuity may have an impact on your Medicaid eligibility and the assets considered for Medicaid benefits.

Certain asset and/or trust transfers (or a "spend down" of assets) made to become eligible for Medicaid may trigger periods of potentially unlimited ineligibility and can be considered fraud. Each state examines the financial history of a person to determine whether he or she transferred funds at below market value in order to qualify for Medicaid. These look-back periods are currently 36-months for asset transfers and 60-months for Medicaid exempt trust transfers.

Ownership interests or beneficiary status under this variable annuity can render you or your loved ones ineligible for Medicaid. This may be particularly troubling if your Spouse or Beneficiary is already receiving Medicaid benefits at the time of transfer or receipt of Death Benefits. As certain ownership changes are either impermissible or are subject to benefit resetting rules, you may want to carefully consider how you structure the ownership and beneficiary status of your Contract.

This discussion is intended to provide a very general overview and does not constitute legal advice or in any way suggest that you circumvent these rules. You should seek advice from a competent elder law attorney to make informed decisions about how this variable annuity may affect your plans.

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E. LEGAL PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

F. HOW CONTRACTS WERE SOLD

We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The principal business address of HSD is the same as ours. Hartford Life Distributors, LLC, a subsidiary of Hartford Life Insurance Company, provides marketing support for us.


HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2013. Contracts were be sold by individuals were appointed by us as insurance agents and who were registered representatives of Financial Intermediaries ("Registered Representatives").


Core and Edge Contracts may have been sold directly to the following individuals free of any commission ("Employee Gross-Up" on Core and no front-end sales charge on Edge): 1) current or retired officers, directors, trustees and employees (and their families) of our ultimate corporate parent and affiliates; and 2) employees and Registered Representatives (and their families) of Financial Intermediaries. If applicable, we may have credited the Core Contract with a credit of 5.0% of the initial Premium Payment and each subsequent Premium Payment, if any. This additional percentage of Premium Payment in no way affects current or future charges, rights, benefits or account values of other Contract Owners.

We list below types of arrangements that helped to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affected each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries' internal compensation practices.

Affiliated broker-dealers also employed individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

COMMISSIONS

Up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation. We may pay a lower commission for sales to people over age 80.

Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

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ADDITIONAL PAYMENTS

Subject to FINRA Financial Intermediary and insurance rules, we (or our affiliates) also pay the following types of fees to among other things encourage the sale of this Contract and/or to provide inforce Contract Owner Support. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others, which may not necessarily be to your benefit. In addition, some Financial Intermediaries may make a profit from fees received for inforce Contract Owner support services.

ADDITIONAL
PAYMENT TYPE                                                            WHAT IT'S USED FOR
---------------------------------------------------------------------------------------------------------------------------------
Access                            Access to Registered Representatives and/or Financial Intermediaries such as one-on-one wholesaler visits or attendance at national sales meetings or similar events.
Gifts & Entertainment             Occasional meals and entertainment, tickets to sporting events and other gifts.
Marketing                         Joint marketing campaigns and/or Financial Intermediary event advertising/participation;
                                  sponsorship of Financial Intermediary sales contests and/or promotions in which participants
                                  (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; client generation expenses.
Marketing Expense Allowances      Pay Fund related parties for wholesaler support, training and marketing activities for certain
                                  Funds.
Inforce Contract Owner Support    Support for such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services.
Training                          Educational (due diligence), sales or training seminars, conferences and programs, sales and service desk training.
Volume                            Pay for the overall volume of their sales or the amount of money investing in our products.


As of December 31, 2013, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for our entire suite of variable annuities:



AIG Advisors Group, Inc., (FSC Securities Corporation, Royal Alliance Assoc., Inc., Sagepoint Financial), Allen & Company of Florida, Inc., Bancwest Investment Services, Inc., BBVA Compass Inv. Solutions, Inc., Cadaret, Grant & Co., Inc., Cambridge Investment Research Inc., Capital Analyst Inc., Centaurus Financial, Inc., Cetera Financial Group (Cetera Financial Specialists, LLC, Cetera Investment Services, LLC, Cetera Advisors, LLC, Cetera Advisor Networks,
LLC), CCO Investment Services Corp., Citigroup Global Markets, Inc., Comerica Securities, Inc., Commonwealth Financial Network, Crown Capital Securities, LLP, Cuna Brokerage Services, Inc., Cuso Financial Services, LLP, Edward D. Jones & Co., LLP, Fifth Third Securities, Inc., First Allied Securities, Inc., First Citizens Investor Services, Inc., First Tennessee Brokerage Inc., Frost Brokerage Services, Inc., H. Beck, Inc., H.D. Vest Investment Services, Harbour Investments, Inc., Heim, Young & Associates, Inc., Huntington Investment Company, Infinex Investment, Inc., ING Financial Partners, Investacorp, Inc., Investment Professionals, Inc., Investors Capital Corp., J.J.B. Hilliard, W.L. Lyons LLC, Janney Montgomery Scott, Inc., Key Investment Services, Lincoln Financial Advisors Corp., Lincoln Financial Securities Corp., Lincoln Investment Planning, LPL Financial Corporation, M&T Securities, Inc., Merrill Lynch Pierce Fenner & Smith, MML Investor Services Inc., Morgan Stanley Smith Barney, LLC, (various divisions and affiliates), Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., Prime Capital Services, Inc., Prospera Financial Services, Inc., Raymond James & Associates, Inc., Raymond James Financial Services, RBC Capital Markets., Robert W. Baird & Co. Inc., Rogan & Associates, Securities America, Inc., Sigma Financial Corporation, Sorrento Pacific Financial LLC, Summit Brokerage Services Inc., TFS Securities, Inc., The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc., Transamerica Financial Advisors, Triad Advisors, Inc., U.S. Bancorp Investments, Inc., Unionbanc Investment Services, UBS Financial Services, Inc., Vanderbilt Securities, LLC, Wells Fargo Advisors LLC (various divisions), Woodbury Financial Services, Inc.



Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their investment professional is or should be included in any such listing.



As of December 31, 2013, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities: American Variable Insurance Series & Capital Research and Management Company & Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.


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                                                                          63

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For the fiscal year ended December 31, 2013, Additional Payments did not in the aggregate exceed approximately $21 million (excluding corporate-sponsorship related perquisites and Marketing Expense Allowances) or approximately 0.04% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $0.2 million or approximately 0.15% of the Premium Payments invested in a particular Fund during this period.



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64

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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION


GENERAL INFORMATION
  Safekeeping of Assets
  Experts
  Non-Participating
  Misstatement of Age or Sex
  Principal Underwriter
PERFORMANCE RELATED INFORMATION
  Total Return for all Sub-Accounts
  Yield for Sub-Accounts
  Money Market Sub-Accounts
  Additional Materials
  Performance Comparisons
ACCUMULATION UNIT VALUES
FINANCIAL STATEMENTS



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                                                                   APP TAX-1

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APPENDIX TAX



FEDERAL TAX CONSIDERATIONS


A. INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code ("Code"), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, although this discussion addresses certain tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements, this discussion is not exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Internal Revenue Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.

The federal, as well as state and local, tax laws and regulations require the Company to report certain transactions with respect to Your contract (such as an exchange of or a distribution from the contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide You with a copy of what was reported. This copy is not intended to supplant Your own records. It is Your responsibility to ensure that what You report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on Your books and records. You should review whatever is reported to the taxing authorities by the Company against your own records, and in consultation with your own tax advisor, and should notify the Company if You find any discrepancies in case corrections have to be made.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

B. TAXATION OF THE COMPANY AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of the Company which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. The Company is entitled to certain tax benefits related to the investment of company assets, including

APP TAX-2

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assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.

C. TAXATION OF ANNUITIES - GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

    1.   NON-NATURAL PERSONS AS OWNERS

Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

For tax years beginning after December 31, 2012, estates and trusts with gross income from annuities may be subject to an additional tax (Unearned Income Medicare Contribution) of 3.8%, depending upon the amount of the estate's or trust's adjusted gross income for the taxable year.

    2.   OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982. For tax years beginning after December 31, 2012, individuals with gross income from annuities may be subject to an additional tax (Unearned Income Medicare Contribution) of 3.8%, depending upon the amount of the individual's modified adjusted gross income for the taxable year.

       a.   AMOUNTS RECEIVED AS AN ANNUITY

Contract payments made periodically at regular intervals over a period of more than one full year, such that the total amount payable is determinable from the start ("amounts received as an annuity") are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the allocable "investment in the contract" to the total amount of the payments to be made after the start of the payments (the "exclusion ratio") under Section 72 of the Code. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract." The start of the payments may be the Annuity Commencement Date, or may be an annuity starting date assigned should any portion less than the full Contract be converted to periodic payments from the Contract (Annuity Payouts).

i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the allocated investment in the contract for the Annuity Payout, any additional payments (including surrenders) will be entirely includable in gross income.

                                                                   APP TAX-3

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ii.  To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract". It is unclear what value should be used in determining the "income on the contract." We believe that the "income on the contract" does not include some measure of the value of certain future cash-value type benefits, but the IRS could take a contrary position and include such value in determining the "income on the contract".

iii. Under Section 72(a)(2) of the Code, if any amount is received as an annuity (i.e., as one of a series of periodic payments at regular intervals over more than one full year) for a period of 10 or more years, or during one or more lives, under any portion of an annuity, endowment, or life insurance contract, then that portion of the contract shall be treated as a separate contract with its own annuity starting date (otherwise referred to as a partial annuitization of the contract). This assigned annuity starting date for the new separate contract can be different from the original Annuity Commencement Date for the Contract. Also, for purposes of applying the exclusion ratio for the amounts received under the partial annuitization, the investment in the contract before receiving any such amounts shall be allocated pro rata between the portion of the Contract from which such amounts are received as an annuity and the portion of the Contract from which amounts are not received as an annuity. These provisions apply to payments received in taxable years beginning after December 31, 2010.


      APPLIES TO CONTRACTS THAT OFFER THE PERSONAL PENSION ACCOUNT (THERE MAY BE NO CONTRACTS THAT OFFER PPA DESCRIBED IN THIS PROSPECTUS)


      We believe that Personal Pension Account Payouts are partial annuitizations of the Contract, and that an equitable allocation of the investment in the contract would be in proportion to the estimated fair market values of the portions of the Contract.


      When annuitization of the Personal Pension Account has occurred, your Benefit Balance will be calculated by using an actuarial present value formula.


       b.  AMOUNTS NOT RECEIVED AS AN ANNUITY

i. To the extent that the "cash value" of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

ii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender), which is non-periodic and not part of a partial annuitization, is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" is computed by reference to the aggregation rule described in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract," and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

iii. Generally, non-periodic amounts received or deemed received after the Annuity Commencement Date (or after the assigned annuity starting date for a partial annuitization) are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph 2.c. may apply).

iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a.

v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a. This transfer rule does not apply, however, to certain transfers of property between Spouses or incident to divorce.

vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.

       c.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the

APP TAX-4

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contracts will be added together to determine the taxation under subparagraph
2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code
Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

       d. 10% PENALTY TAX - APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.

i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.  The 10% penalty tax will not apply to the following distributions:

       1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

       2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

       3.   Distributions attributable to a recipient becoming disabled.

       4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

       5. Distributions made under certain annuities issued in connection with structured settlement agreements.

       6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

       7. Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.

If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

       e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

       f.   REQUIRED DISTRIBUTIONS

i.   Death of Contract Owner or Primary Annuitant

      Subject to the alternative election or Spouse beneficiary provisions in ii or iii below:

       1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

       2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

       3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the

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                                                                   APP TAX-5

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           Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.  Alternative Election to Satisfy Distribution Requirements

      If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.

iii.  Spouse Beneficiary

      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her Spouse, and the Annuitant or Contingent Annuitant is living, such Spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This Spousal Contract continuation shall apply only once for this Contract.

iv.  Civil Union or Domestic Partner

      Upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving civil union or domestic partner of the Contract Owner pursuant to a civil union or domestic partnership recognized under state law, then such designated beneficiary's right to continue the Contract as the succeeding Contract Owner will be contingent, among other things, upon the treatment of such designated beneficiary as the spouse of the Contract Owner under Code
      Section 72(s) (or any successor provision). Currently, Federal tax law only recognizes spouses if they are married individuals of the opposite sex. Consequently, such designated beneficiary who is not recognized as a "spouse" under Federal tax law will not be able to continue the Contract and the entire interest in the Contract must be distributed within five years of the Contract Owner's death or under the Alternative Election.

       g.   ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

       h.  PARTIAL EXCHANGES.

The IRS, in Rev. Rul. 2003-76, confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange").

The IRS issued additional guidance, Rev. Proc. 2011-38, that addresses partial exchanges. Rev. Proc. 2011-38 modifies and supersedes Rev. Proc. 2008-24 and applies to the direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract, regardless of whether the two annuity contracts are issued by the same or different companies and is effective for transfers that are completed on or after October 24, 2011. The Rev. Proc. does not apply to transactions to which the rules for partial annuitization under Code Section 72(a)(2) apply.

Under Rev. Proc. 2011-38, a transfer within the scope of the Rev. Proc. will be treated as a tax-free exchange under Section 1035 if no amount, other than an amount received as an annuity for a period of 10 years or more or during one or more lives, is received under either the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, the date the contract is placed in-force). A subsequent direct transfer of all or a portion of either contract is not taken into account for purposes of this characterization if the subsequent transfer qualifies (or is intended to qualify) as a tax-free exchange under Code Section 1035.

If a transfer falls within the scope of the Rev. Proc. but is not described above (for example - if a distribution is made from either contract within the 180 day period), the transfer will be characterized in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. The IRS will not require aggregation (under Code Section 72(e)(12)) of an original, pre-existing contract with a second contract that is the subject of a tax-free exchange, even if both contracts are issued by the same insurance company, but will instead treat the contracts as separate annuity contracts. The applicability of the IRS's partial exchange guidance to the splitting of an annuity contract is not clear. You should consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange or split of annuity contracts.

    3.   DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

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APP TAX-6

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The Treasury Department's diversification regulations under Code Section 817(h)
require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.

Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, the Company obtained a private letter ruling ("PLR") from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. The Company and the Funds will monitor the Funds' compliance with the terms and conditions contained in the PLR.

    4.   TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular Sub-Accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, although the owner of a Contract has more than 20 fund choices, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.


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                                                                   APP TAX-7

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5.   CERTAIN TAX CONSIDERATIONS FOR FULL OR PARTIAL SETTLEMENT PAYMENTS FROM THE
     PERSONAL PENSION ACCOUNT


APPLIES TO CONTRACTS THAT OFFER THE PERSONAL PENSION ACCOUNT (THERE MAY BE NO CONTRACTS THAT OFFER THE PPA DESCRIBED IN THIS PROSPECTUS)


The recent enactment of new Section 72(a)(2) of the Code for partial annuitizations provides direction on how Personal Pension Account Payouts should be treated for tax purposes, effective for payments received in taxable years beginning after December 31, 2010 (regardless of when the annuity was purchased). However, because there is yet to be guidance on the new provisions from the IRS, there is still some uncertainty as to how the partial annuitization provisions will be applied and we advise you to consult with a qualified tax adviser concerning such tax treatment before you deposit amounts into the Personal Pension Account or take a settlement for a Personal Pension Account Payout.

With respect to the Personal Pension Account, the Company plans to report any periodic payments under a settlement of the Personal Pension Account (Personal Pension Account Payouts) as amounts received as an annuity and a partial annuitization of the Contract, resulting in that portion of the Contract being treated as a separate contract for which an annuity starting date is assigned, a portion of the investment in the contract is allocated and an exclusion ratio is determined (discussed in subparagraph 2.a. above). Likewise, after December 31, 2010, the Company plans to report any continuing periodic settlement payments from the Personal Pension Account as amounts received as an annuity under a separate contract with an annuity starting date of January 1, 2010, for which a portion of the investment in the contract should be allocated and an exclusion ratio should be determined consistent with new Section 72(a)(2) of the Code (and discussed in subparagraph 2.a. above).

D.  FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the Payee is also subject to federal income tax withholding, pursuant to Code
Section 3405, which requires the following:

    1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

    2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the Payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

Generally no "election out" is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the Payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee's total tax liability.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to the section entitled "Information Regarding Tax-Qualified Retirement Plans" for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-Spouse

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APP TAX-8

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beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code
Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code
Section 72(e)(4)(C)(iii) and Section 1015.

H. TAX DISCLOSURE OBLIGATIONS

In some instances certain transactions must be disclosed to the IRS or penalties could apply. See, for example, IRS Notice 2004-67. The Code also requires certain "material advisers" to maintain a list of persons participating in such "reportable transactions," which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by Hartford The Company, the Owner(s) or other persons involved in transactions involving annuity contracts. It is the responsibility of each party, in consultation with their tax and legal advisers, to determine whether the particular facts and circumstances warrant such disclosures.

INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE WITH REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A CONTRACT THROUGH A QUALIFIED PLAN, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.

The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

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                                                                   APP TAX-9

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1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) may elect to provide for a separate account or annuity contract that accepts after-tax employee contributions and is treated as a "Deemed IRA" under Code Section 408(q), which is generally subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

    a.   TRADITIONAL IRAS

Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant).

IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    b.  SEP IRAS

Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer contributions, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    c.   SIMPLE IRAS

The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow

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each eligible participant to have the balance in his SIMPLE IRA held by the
Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

    d.  ROTH IRAS

Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion (special rules apply to 2010 conversions). In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. After 2007, distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")

Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on annual elective deferrals that a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact his plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.

A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

    a.   after the employee reaches age 59 1/2;

    b.  upon the employee's separation from service;

                                                                  APP TAX-11

-------------------------------------------------------------------------------

    c.   upon the employee's death or disability;

    d. in the case of hardship (as defined in applicable law and in the case of hardship, any income attributable to such contributions may not be distributed); or

    e. as a qualified reservist distribution upon certain calls to active duty.

An employer sponsoring a TSA may impose additional restrictions on your TSA through its plan document.

Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. Section 1.403(b)-8(c)(2).

Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. Section 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information. In addition, the same Regulation provides corresponding rules for a transfer from one TSA to another TSA under a different TSA Plan (e.g., for a different eligible employer). We are no longer accepting any incoming exchange request, or new contract application, for any individual TSA contract.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")

Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, equal to $15,000 for 2006 and thereafter ($17,500 for 2013). The Plan may provide for additional "catch-up" contributions . In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).

Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).

APP TAX-12

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5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

Except under certain circumstances in the case of Roth IRAs or Roth accounts in certain Qualified Plans, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

  a. PENALTY TAXES ON PREMATURE DISTRIBUTIONS

Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

    (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

    (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);

    (iii) part of a series of substantially equal periodic payments (not less frequently than annually - "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

    (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

    (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

    (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year;

    (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty;

    (viii) made an account of an IRS levy on the Qualified Plan under Code
           Section 72(t)(2)(A)(vii); or

    (ix) made as a "direct rollover" or other timely rollover to an Eligible Retirement Plan, as described below.

  In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

    (x) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions in Code Section 72(t)(2)(D) are met;

    (xi) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

    (xii) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

                                                                  APP TAX-13

-------------------------------------------------------------------------------

If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death, disability or a method change allowed by Rev. Rul. 2002-62), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

  b. RMDS AND 50% PENALTY TAX

If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of -

    (i)  the calendar year in which the individual attains age 70 1/2, or

    (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

A special rule applies to individuals who attained age 70 1/2 in 2009. Such individuals should consult with a qualified tax adviser before taking RMDs in 2010.

The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over -

    (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

    (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a qualifying designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If the individual's surviving spouse is the sole designated beneficiary, distributions may be delayed until the deceased individual would have attained age 70 1/2.

If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

APP TAX-14

-------------------------------------------------------------------------------

Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transfer or Plan and certain other conditions to maintain the applicable tax qualification are satisfied. Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan fiduciary) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.

Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either -

    a.   an RMD amount;

    b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

    c.   any distribution made upon hardship of the employee.

Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified
Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a

                                                                  APP TAX-15

-------------------------------------------------------------------------------

"conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a non-spouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be re-contributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken. Other rules and exceptions may apply, so please consult with a qualified tax adviser.

9. CERTAIN TAX CONSIDERATIONS WITH THE PERSONAL PENSION ACCOUNT IN QUALIFIED
PLANS


APPLIES TO CONTRACTS THAT OFFER THE PERSONAL PENSION ACCOUNT (THERE MAY BE NO CONTRACTS THAT OFFER THE PPA DESCRIBED IN THIS PROSPECTUS)


Because the IRS has published no guidance on the tax treatment of arrangements resembling the Personal Pension Account, there is necessarily some uncertainty as to how an annuity contract with a Personal Pension Account will be treated in different types of Qualified Plans, and we advise you to consult with a qualified tax adviser concerning such treatment before you deposit any amount into a Personal Pension Account that is held in any Qualified Plan.

Among such tax issues for you to consider with a qualified tax adviser in such a case are the following:

a. Any amounts received by you (or your payee) prior to your attaining age 59 1/2 are generally subject to the penalty tax on premature distributions described above, unless such an amount received can qualify for an exception from such a penalty tax, e.g., scheduled payments that qualify for the SEPP Exception. In addition, any modification in payments qualifying for the SEPP Exception (e.g., by commutation) can have adverse penalty tax consequences, as described above.

b. The tax rules for satisfying RMD requirements vary according to both the form of Qualified Plan (e.g., NonRoth or Roth IRA) and the form of payment (e.g., periodic annuity payout or non-periodic distribution from an account value). As a result, such variations should be considered when RMD amounts need to be taken (e.g., after age 70 1/2 or death). In addition, any modification in the form or amount of such payments (e.g., by commutation) could have adverse tax consequences, if such a modification does not satisfy an IRS-recognized RMD exception (e.g., for an acceleration or other change in periodic payments under Reg. Section 1.401(a) (9)-6, Q&A-1 and Q&A-14).

c. Any attempt to transfer an amount from the Benefit Balance to Sub-Accounts or the Fixed Accumulation Feature (if available) that exceeds the threshold for such a transfer will be treated by us as a form of annuitization distribution from the Personal Pension Account, and thus may not qualify as a tax-free direct transfer. Instead, such an attempted excess transfer could be treated for tax purposes as a potentially taxable distribution out of the entire annuity contract, followed by a contribution back into the same contract. While such a distribution from an IRA may qualify for 60-day rollover treatment (if it is not needed to satisfy RMD requirements), only one such tax-free 60-day rollover is allowed for any 365-day period for any individual from all of such individual's IRAs. Failing such tax-free rollover treatment, such a distribution could be subject to both income and penalty tax, and any deemed contribution back into the contract may be subject to an excise tax on excess contributions, particularly after age 70 1/2. IN ADDITION, ANY SUCH DISTRIBUTION FROM A NON-IRA FORM OF QUALIFIED PLAN MAY BE SUBJECT TO THE 20% MANDATORY WITHHOLDING TAX, UNLESS SUCH DISTRIBUTION IS AN RMD OR OTHERWISE AVOIDS CLASSIFICATION AS AN "ELIGIBLE ROLLOVER DISTRIBUTION," AS DESCRIBED ABOVE.

                                                               APP I-1

-------------------------------------------------------------------------------

APPENDIX I - EXAMPLES

TABLE OF CONTENTS

                                                                         PAGE
--------------------------------------------------------------------------------
Premium Security Death Benefit                                           APP 1-2
Asset Protection Death Benefit                                           APP 1-4
The Hartford's Principal First                                           APP 1-6
The Hartford's Principal First Preferred                                 APP 1-7
The Hartford's Lifetime Income Builder                                   APP 1-8
The Hartford's Lifetime Income Foundation                               APP 1-10
The Hartford's Lifetime Income Builder II                               APP 1-14
The Hartford's Lifetime Income Builder Selects and The Hartford's       APP 1-20
 Lifetime Income Builder Portfolios
MAV Plus                                                                APP 1-32

APP I-2

-------------------------------------------------------------------------------

PREMIUM SECURITY DEATH BENEFIT

EXAMPLE 1

Assume that:

- You purchased your Contract with the Premium Security Death Benefit, because You and Your Annuitant were both no older than age 80 on the issue date,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we receive proof of Death, your Contract Value was $117,403, and your Maximum Anniversary Value was $106,000.

CALCULATION OF PREMIUM SECURITY DEATH BENEFIT

To calculate the Premium Security Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$117,403],

- Total Premium Payments adjusted for any partial Surrenders [$100,000 - $8,000 = $92,000],

- The lesser of (a) Your Maximum Anniversary Value [$106,000] and (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$117,403 + 25% x $106,000 = $143,903];
    the lesser (a) and (b) is $106,000.

The Premium Security Death Benefit is the greatest of these three values, which is $117,403.

                                                               APP I-3

-------------------------------------------------------------------------------

EXAMPLE 2

Assume that:

- You purchased your Contract with the Premium Security Death Benefit, because You and Your Annuitant were both no older than age 80 on the issue date,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we receive proof of Death, your Contract Value was $120,000,

- Your Maximum Anniversary Value is $83,571 (based on an adjustment to an anniversary value that was $140,000 before the partial Surrender (see below)).

CALCULATION OF PREMIUM SECURITY DEATH BENEFIT

To calculate the Premium Security Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$120,000],

- Total Premium Payments adjusted for any partial Surrenders [$57,857 (see below)],

-   The lesser of (a) Your Maximum Anniversary Value [$83,571 (see below)] and
    (b) Your Contract Value on the day we receive proof of Death plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% (83,571) = $140,893]; the lesser (a) and (b) is $83,571.

The Premium Security Death Benefit is the greatest of these three values, which is $120,000.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

ADJUSTMENT FOR PARTIAL SURRENDER FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar for dollar basis up to 10% of Premium Payments is $140,000 - $10,000 = $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

APP I-4

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ASSET PROTECTION DEATH BENEFIT

EXAMPLE 1

Assume that:

- You purchased your Contract with the Asset Protection Death Benefit, because You and/or Your Annuitant were over age 80 on the issue date,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we receive proof of Death, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $106,000.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$117,403],

- The lesser of (a) total Premium Payments adjusted for any partial Surrenders [$100,000 - $8,000 = $92,000] or (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your total Premium Payments adjusted for any partial Surrenders and excluding any subsequent Premium Payments we receive within 12 months of death [$117,403 + 25% x $92,000 = $140,403]; the lesser of (a) and (b) is $92,000.

- The lesser of (a) Your Maximum Anniversary Value [$106,000] and (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$117,403 + 25% x $106,000 = $143,903];
    the lesser (a) and (b) is $106,000.

The Asset Protection Death Benefit is the greatest of these three values, which is $117,403.

EXAMPLE 2

Assume that:

- You purchased your Contract with the Asset Protection Death Benefit because You and/or Your Annuitant were over age 80 on the issue date,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we receive proof of Death, your Contract Value was $120,000,

- Your Maximum Anniversary Value is $83,571 (based on an adjustment to an anniversary value that was $140,000 before the partial Surrender (see below)).

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$120,000],

- The lesser of (a) total Premium Payments adjusted for any partial Surrenders [$57,857 (see Example 1 under Premium Security Death Benefit)] or (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your total Premium Payments adjusted for any partial Surrenders and excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% x $57,857 = $134,464]; the lesser (a) and (b) is $57,857,

- The lesser of (a) Your Maximum Anniversary Value [$83,571 (see Example 1 under Premium Security Death Benefit)] and (b) Your Contract Value on the day we receive proof of Death plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% (83,571) = $140,893]; the lesser (a) and (b) is
    $83,571.

The Asset Protection Death Benefit is the greatest of these three values, which is $120,000.

                                                               APP I-5

-------------------------------------------------------------------------------

EXAMPLE 3

ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN WE RECALCULATE YOUR BENEFIT AMOUNT BY COMPARING THE RESULTS OF TWO CALCULATIONS AND TAKING THE LESSER OF THE
TWO:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$120,000],

- The lesser of (a) total Premium Payments adjusted for any partial Surrenders [$57,857 (see Example 1 under Premium Security Death Benefit)] or (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your total Premium Payments adjusted for any partial Surrenders and excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% x $57,857 = $134,464]; the lesser (a) and (b) is $57,857.

- The lesser of (a) Your Maximum Anniversary Value [$83,571 (see Example 1 under Premium Security Death Benefit)] and (b) Your Contract Value on the day we receive proof of Death plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% ($83,571) = $140,893]; the lesser (a) and (b) is
    $83,571.

The Asset Protection Death Benefit is the greatest of these three values, which is $120,000.

APP I-6

-------------------------------------------------------------------------------

THE HARTFORD'S PRINCIPAL FIRST

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP UP" THE HARTFORD'S PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

                                                               APP I-7

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THE HARTFORD'S PRINCIPAL FIRST PREFERRED

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST PREFERRED WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $5,000, which is 5% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $7,500, which is your new Benefit Amount ($150,000) multiplied by 5%.

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $95,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($5,000).

- Your Benefit Payment for the next year remains $5,000, because you did not take more than your maximum Benefit Payment ($5,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations and taking the lesser of the two:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $5,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 5% of the greater of your New Contract Value and New Benefit Amount, which is $4,500.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations and taking the lesser of the two:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($5,000) to 5% of the New Benefit Amount ($1,500). Your Benefit Payment becomes the lower of those two values, or $1,500.

APP I-8

-------------------------------------------------------------------------------

THE HARTFORD'S LIFETIME INCOME BUILDER

FOR ALL EXAMPLES YOUR GUARANTEED MINIMUM DEATH BENEFIT IS THE GREATER OF THE BENEFIT AMOUNT AND THE CONTRACT VALUE ON THE DATE OF DUE PROOF OF DEATH.

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S LIFETIME INCOME BUILDER WHEN YOU PURCHASE YOUR CONTRACT, YOU ARE YOUNGER THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $5,000, which is 5% of your Benefit Amount.

- Your Lifetime Benefit Payment is zero. The Lifetime Benefit Payment will be set equal to the Benefit Amount multiplied by 5% on the Contract Anniversary immediately following the Older Owner's 60th birthday.

EXAMPLE 2: ASSUME THE SAME FACTS AS EXAMPLE 1. ALSO ASSUME THAT YOU MAKE NO ADDITIONAL PREMIUM PAYMENTS AND TAKE NO WITHDRAWALS DURING THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $105,000.

- At the anniversary, we calculate the automatic Benefit Amount Increase. The ratio is the Contract Value ($105,000) divided by the Maximum Contract Value ($100,000), less 1 subject to a minimum of 0% and a maximum of 10%.

       -   ($105,000 / $100,000) - 1 = .05 = 5%.

- Your Benefit Amount is $105,000, which is your previous Benefit Amount plus the automatic Benefit Amount increase.

-   Your Benefit Payment is $5,250, which is 5% of your Benefit Amount.

- The annual charge for The Hartford's Lifetime Income Builder is 75 bps of the Benefit Amount after the automatic increase calculation.

       - $105,000 x .0075 = $787.50, this amount is deducted from the Contract Value.

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

-   Your initial Benefit Amount is $100,000.

-   Your Benefit Payment is $5,000.

-   After the partial Surrenders of $1,000, your Benefit Amount is $99,000.

- There is no change to the annual Benefit Payment since the partial Surrender is less than the Benefit Payment.

- At the anniversary, we calculate the automatic Benefit Amount Increase. The ratio is the Contract Value ($99,000) divided by the Maximum Contract Value ($100,000), less 1 subject to a minimum of 0% and a maximum of 10%.

       -   ($99,000 / $100,000) - 1 = -.01 subject to the minimum of 0%.

- Your Benefit Amount is $99,000, which is your previous Benefit Amount since the automatic Benefit Amount increase was 0%.

- Your Benefit Payment will remain at $5,000. Because your Benefit Amount did not increase because of the automatic Benefit Amount increase provision on the anniversary, the Benefit Payment will not increase. And because the remaining Benefit Amount ($99,000) is not less than the Benefit Payment immediately prior to the anniversary, the Benefit Payment will not be reduced.

- The annual charge for The Hartford's Lifetime Income Builder is 75 bps of the Benefit Amount after the automatic increase calculation.

       - $99,000 x .0075 = $742.50, this amount is deducted from the Contract Value.

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 3. ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2 AND THAT, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

-   At the beginning of Contract Year 2, your initial Benefit Amount is $99,000.

-   Your Benefit Payment is $5,000.

-   Your Benefit Amount after the premium payment is $119,000.

-   Your Benefit Payment is $5,950, which is 5% of your Benefit Amount.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 4. ASSUME THAT AT THE ON THE FOLLOWING ANNIVERSARY (THE END OF CONTRACT YEAR 2) THE CONTRACT VALUE IS $118,000 AND THAT NO WITHDRAWALS WERE TAKEN IN CONTRACT YEAR 2.

-   After premium payment, your Benefit Amount is $119,000.

                                                               APP I-9

-------------------------------------------------------------------------------

-   Your Benefit Payment is $5,950.

- At the anniversary, we calculate the automatic Benefit Amount Increase. The ratio is the Contract Value ($118,000) divided by the Maximum Contract Value ($120,000), less 1 subject to a minimum of 0% and a maximum of 10%.

       -   ($118,000 / $120,000) - 1 = -.01667 subject to a minimum of 0%

- Your Benefit Amount is $119,000, which is your previous Benefit Amount since the automatic Benefit Amount increase is 0%.

-   Your Benefit Payment is $5,950, which is 5% of your Benefit Amount.

- The annual charge for The Hartford's Lifetime Income Builder is 75 bps of the Benefit Amount after the automatic increase calculation.

       - $119,000 x .0075 = $892.50, this amount is deducted from the Contract Value.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 5. ASSUME THAT IN THE THIRD CONTRACT YEAR, A $35,000 PARTIAL SURRENDER IS TAKEN. THE PARTIAL SURRENDER INCLUDES A CONTINGENT DEFERRED SALES CHARGE. THE WITHDRAWAL LOWERED THE CONTRACT VALUE FROM $115,000 TO $80,000.

-   At the beginning of Contract Year 3, your initial Benefit Amount is
    $119,000.

-   Your Benefit Payment is $5,950.

- Since the total partial Surrender exceeds the Benefit Payment, the Benefit Amount is reset to the lesser of (i) or (ii) as follows

       -   (i) the Contract Value immediately following the partial withdrawal:
           $80,000.

       - (ii) the Benefit Amount prior to the partial Surrender, less the amount of the Surrender: $119,000 - $35,000 = $84,000.

-   Your new Benefit Amount is $80,000.

-   Your new Benefit Payment is $4,000, which is 5% of the new Benefit Amount.

EXAMPLE 7: ASSUME THAT ON THE CONTRACT ANNIVERSARY IMMEDIATELY FOLLOWING THE OLDER OWNER'S 60TH BIRTHDAY, THE CONTRACT VALUE IS $200,000.

-   Your Benefit Amount after the automatic increase calculation is $200,000.

-   Your Lifetime Benefit Payment is $10,000 which is 5% of your Benefit Amount.

- The annual charge for The Hartford's Lifetime Income Builder is 75 bps of the Benefit Amount after the automatic increase calculation.

       - $200,000 x .0075 = $1500, this amount is deducted from the Contract Value.

EXAMPLE 8: ASSUME THE OWNER WITHDRAWS $9,000 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE BENEFIT PAYMENT IS $10,000; THE LIFETIME BENEFIT PAYMENT IS $7,000; THE BENEFIT AMOUNT $80,000 AND THE CONTRACT VALUE IS $85,000.

-   Your Benefit Amount is $80,000 before the partial Surrender.

- Your Benefit Amount after the partial Surrender is $71,000, since the partial Surrender is less than your Benefit Payment.

- There is no change to the annual Benefit Payment since the partial Surrender is less than the Benefit Payment.

- Your Lifetime Benefit Payment will be reset to $3,550 which is 5% of the Benefit Amount after the partial Surrender. This reset occurs because partial Surrender is greater that the annual Lifetime Benefit Payment.

EXAMPLE 9: ASSUME THE OWNER WITHDRAWS $12,000 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE BENEFIT PAYMENT IS $10,000; THE LIFETIME BENEFIT PAYMENT IS $7,000; THE BENEFIT AMOUNT $80,000 AND THE CONTRACT VALUE IS $85,000.

-   Your Benefit Amount is $80,000 before the partial Surrender.

-   Your Benefit Amount after the partial Surrender is $68,000.

- It is the lesser of Contract Value after the partial Surrender ($73,000) and the Benefit Amount immediately prior the partial Surrender, less the partial Surrender amount ($68,000). This comparison is done because the partial Surrender is greater than your Benefit Payment.

- Your Benefit Amount will reset to $3,400 which is 5% of the Benefit Amount after the partial Surrenders. This reset occurs because the partial Surrender is greater than the annual Benefit Payment.

- Your Lifetime Benefit Payment will reset to $3,400 which is 5% of the Benefit Amount after the partial Surrender. This reset occurs because partial Surrender is greater that the annual Lifetime Benefit Payment.

APP I-10

-------------------------------------------------------------------------------

THE HARTFORD'S LIFETIME INCOME FOUNDATION

EXAMPLE 1: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $5,000, which is 5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 2: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $4,500, which is 4.5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 3: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 5%, which is based on your age.

-   Your Lifetime Benefit Payment is $5,000, which is 5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 4: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 3, HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 6% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $105,000.

- Your Lifetime Benefit Payment is $6,300, which is the product of your Withdrawal Percent multiplied by $105,000, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $6,000.

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 6% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $300.

-   Your Contract Value after the withdrawal is $99,000.

- Your Guaranteed Minimum Death Benefit is $94,000, which is your prior Death Benefit reduced by the amount of the withdrawal.

EXAMPLE 5: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 4.5%, which is based on your age.

-   Your Lifetime Benefit Payment is $4,500, which is 4.5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

                                                                 APP I-11

-------------------------------------------------------------------------------

EXAMPLE 6: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 5, HOWEVER YOUR FIRST PARTIAL SURRENDER AT AGE 70. YOUR WITHDRAWAL PERCENT IS 5.5% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $106,500.

- Your Lifetime Benefit Payment is $5,857.50, which is the product of your Withdrawal Percent multiplied by $106,500, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $5,500.

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 5.5% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $357.50.

-   Your Contract Value after the withdrawal is $101,000.

- Your Guaranteed Minimum Death Benefit is $94,500, which is your prior Death Benefit reduced by the withdrawal.

EXAMPLE 7: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $5,000.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $4,000, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Foundation is 0.30% of the Payment Base.

         - $99,000 x 0.30% = $297, this amount is deducted from the Contract Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 8: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $4,500.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 4.5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $3,500, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Foundation is 0.30% of the Payment Base.

         - $99,000 x 0.30% = $297, this amount is deducted from the Contract Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

APP I-12

-------------------------------------------------------------------------------

EXAMPLE 9: ASSUME THE SAME FACTS AS EXAMPLE 7 (SINGLE LIFE). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,950.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,950, which is 5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

EXAMPLE 10: ASSUME THE SAME FACTS AS EXAMPLE 8 (JOINT/SPOUSAL). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,455.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,355, which is 4.5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

EXAMPLE 11: ASSUME THE OLDER COVERED LIFE IS 74 (SINGLE LIFE). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,300 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 6%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 6% MULTIPLIED BY THE GREATER OF THE PAYMENT BASE OR CONTRACT VALUE, OR $3,300.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 6% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,700, which is your prior Death Benefit reduced by the amount of the partial Surrender.

                                                                 APP I-13

-------------------------------------------------------------------------------

EXAMPLE 12: ASSUME THE YOUNGER COVERED LIFE IS 74 (JOINT/SPOUSAL). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,025 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 5.5%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 5.5% MULTIPLIED BY THE GREATER OF PAYMENT BASE OR CONTRACT VALUE, OR $3,025.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 5.5% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,975, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 13: ASSUME THE SAME FACTS AS EXAMPLE 11 (SINGLE LIFE). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $1,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $52,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $51,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 6%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,700.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base is $49,038, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,802, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment /Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

EXAMPLE 14: ASSUME THE SAME FACTS AS EXAMPLE 12 (JOINT/SPOUSAL). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $2,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $49,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $47,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 5.5%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,975.

     AFTER THE PARTIAL SURRENDER:

       - Your new Payment Base is $47,959, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment / Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,058, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment /Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

APP I-14

-------------------------------------------------------------------------------

THE HARTFORD'S LIFETIME INCOME BUILDER II

EXAMPLE 1: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $5,000, which is 5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 2: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $4,500, which is 4.5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 3: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 5%, which is based on your age.

-   Your Lifetime Benefit Payment is $5,000, which is 5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 4: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 3, HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 6% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $105,000.

- Your Lifetime Benefit Payment is $6,300, which is the product of your Withdrawal Percent multiplied by $105,000, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $6,000.

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 6% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $300.

-   Your Contract Value after the withdrawal is $99,000.

- Your Guaranteed Minimum Death Benefit is $94,000, which is your prior Death Benefit reduced by the amount of the withdrawal.

EXAMPLE 5: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 4.5%, which is based on your age.

-   Your Lifetime Benefit Payment is $4,500, which is 4.5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

                                                                 APP I-15

-------------------------------------------------------------------------------

EXAMPLE 6: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 5, HOWEVER YOUR FIRST PARTIAL SURRENDER AT AGE 70. YOUR WITHDRAWAL PERCENT IS 5.5% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $106,500.

- Your Lifetime Benefit Payment is $5,857.50, which is the product of your Withdrawal Percent multiplied by $106,500, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $5,500.

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 5.5% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $357.50.

-   Your Contract Value after the withdrawal is $101,000.

- Your Guaranteed Minimum Death Benefit is $94,500, which is your prior Death Benefit reduced by the withdrawal.

EXAMPLE 7: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $5,000.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($95,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

         -   ($95,000/$100,000) - 1 = -.05 subject to the minimum of 0%.

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender, since the automatic Payment Base increase was 0%.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $4,000, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Builder II is 0.75% of the Payment Base after the automatic increase calculation.

         - $99,000 x 0.75% = $742.50, this amount is deducted from the Contract Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

APP I-16

-------------------------------------------------------------------------------

EXAMPLE 8: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $4,500.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($95,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

         -   ($95,000/$100,000) - 1 = -.05 subject to the minimum of 0%.

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender, since the automatic Payment Base increase was 0%.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 4.5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $3,500, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Builder II is 0.75% of the Payment Base after the automatic increase calculation.

         - $99,000 x 0.75% = $742.50, this amount is deducted from the Contract Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 9: ASSUME THE SAME FACTS AS EXAMPLE 7 (SINGLE LIFE). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,950.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,950, which is 5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

EXAMPLE 10: ASSUME THE SAME FACTS AS EXAMPLE 8 (JOINT/SPOUSAL). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,455.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,355, which is 4.5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

                                                                    APP I-17

-------------------------------------------------------------------------------

EXAMPLE 11: ASSUME THE OLDER COVERED LIFE IS 74 (SINGLE LIFE). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,300 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 6%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 6% MULTIPLIED BY THE GREATER OF THE PAYMENT BASE OR CONTRACT VALUE, OR $3,300.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 6% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,700, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 12: ASSUME THE YOUNGER COVERED LIFE IS 74 (JOINT/SPOUSAL). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,025 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 5.5%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 5.5% MULTIPLIED BY THE GREATER OF PAYMENT BASE OR CONTRACT VALUE, OR $3,025.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 5.5% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,975, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 13: ASSUME THE SAME FACTS AS EXAMPLE 11 (SINGLE LIFE). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $1,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $52,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $51,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 6%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,700.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base is $49,038, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,802, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

APP I-18

-------------------------------------------------------------------------------

EXAMPLE 14: ASSUME THE SAME FACTS AS EXAMPLE 12 (JOINT/SPOUSAL). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $2,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $49,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $47,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 5.5%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,975.

     AFTER THE PARTIAL SURRENDER:

       - Your new Payment Base is $47,959, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/ Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,058, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

EXAMPLE 15: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE CONTRACT ANNIVERSARY IS $110,000.

     PRIOR TO THE CONTRACT ANNIVERSARY:

       -   Your Payment Base is $100,000, which is your initial Premium Payment.

       -   Your Threshold is $5,000, which is 5% of your Payment Base.

       - Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

       - Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

     AFTER THE CONTRACT ANNIVERSARY:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($110,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

         -   ($110,000/$100,000) - 1 = .10 subject to the maximum of 10%.

       - Your Payment Base is $110,000, which is your prior Payment Base multiplied by the automatic Payment Base increase.

       - Your Threshold amount for the Contract Year is $5,500, which is your new Payment Base multiplied by 5%.

       - Your Guaranteed Minimum Death Benefit remains $100,000, as it is not impacted by the automatic Payment Base increase.

                                                                    APP I-19

-------------------------------------------------------------------------------

EXAMPLE 16: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE ANNIVERSARY IS $105,000.

     PRIOR TO THE CONTRACT ANNIVERSARY:

       -   Your Payment Base is $100,000, which is your initial Premium Payment.

       -   Your Threshold is $4,500, which is 4.5% of your Payment Base.

       - Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

       - Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

     AFTER THE CONTRACT ANNIVERSARY:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($105,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

         -   ($105,000/$100,000) - 1 = .05 subject to the maximum of 10%.

       - Your Payment Base is $105,000, which is your prior Payment Base multiplied by the automatic Payment Base increase.

       - Your Threshold amount for the Contract Year is $4,725, which is your new Payment Base multiplied by 4.5%.

       - Your Guaranteed Minimum Death Benefit remains $100,000, as it is not impacted by the automatic Payment Base increase.

EXAMPLE 17: SPOUSAL CONTRACT CONTINUATION

On date of Spousal Contract continuation, we increase the Contract Value to equal the Death Benefit (if greater). For illustration purposes, we will assume the Contract Value on the date of continuation is set equal to the Death Benefit of $150,000 and the Payment Base is $125,000. The values for the rider are impacted as follows:

  Payment Base = $150,000 (greater of Contract Value or Payment Base on date of continuation)

  WP = existing Withdrawal Percent if partial Surrender have been taken, or else it is set using the remaining Spouse's attained age on the Contract Anniversary prior to the first partial Surrender (for this example we will say it is 6%).

  Lifetime Benefit Payment = $9,000 (WP x greater of Payment Base or Contract Value on date of continuation)

  Death Benefit = $150,000 (Contract Value on date of continuation)

  Maximum Contract Value (LIB II Only) = $150,000 (greater of Contract Value or Payment Base on date of continuation)

APP I-20

-------------------------------------------------------------------------------

THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS AND THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS

EXAMPLE 1: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $5,000                                     $5,000
                                           - 5% of your Payment Base                  - 5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

EXAMPLE 2: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $4,500                                     $4,500
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

EXAMPLE 3: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
WITHDRAWAL PERCENT                                            5%                                         5%
                                           - Based on your age                        - Based on your age
LIFETIME BENEFIT PAYMENT                                    $5,000                                     $5,000
                                           - 5% of your Payment Base                  - 5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

EXAMPLE 4: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 3 (SINGLE LIFE), HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 6% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $105,000. YOUR CONTRACT VALUE UPON ATTAINING AGE 70 IS $105,500.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
LIFETIME BENEFIT PAYMENT                                    $6,330                                     $6,300
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by your
                                           greater of your Payment Base or Contract   Payment Base
                                           Value upon attaining age 70

                                                                    APP I-21

-------------------------------------------------------------------------------

YOU TAKE A PARTIAL SURRENDER OF $6,000, VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
WITHDRAWAL PERCENT                                           6%(1)                                      6%(1)
LIFETIME BENEFIT PAYMENT                                     $330                                       $300
                                           - Remaining for Contract Year              - Remaining for Contract Year
CONTRACT VALUE AFTER THE WITHDRAWAL                         $99,000                                    $99,000
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

EXAMPLE 5: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
WITHDRAWAL PERCENT                                           4.5%                                       4.5%
                                           - Based on your age                        - Based on your age
LIFETIME BENEFIT PAYMENT                                    $4,500                                     $4,500
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

(1) The Withdrawal Percentage will remain for the duration of your Contract unless an automatic Payment Base increase occurs on a future anniversary and a new Withdrawal Percent age band is applicable; if no automatic Payment Base increase occurs on a future anniversary where a new Withdrawal Percent age band is applicable, your Withdrawal Percent will remain as is.

EXAMPLE 6: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 5 (JOINT/SPOUSAL), HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 5.5% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE CONTRACT YEAR IS $110,000. YOUR CONTRACT VALUE UPON ATTAINING AGE 70 IS $111,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $110,000                                   $110,000
LIFETIME BENEFIT PAYMENT                                    $6,105                                     $6,050
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by your
                                           greater of your Payment Base or Contract   Payment Base
                                           Value upon attaining age 70

YOU TAKE A PARTIAL SURRENDER OF $6,000, VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $110,000                                   $110,000
WITHDRAWAL PERCENT                                          5.5%(1)                                    5.5%(1)
LIFETIME BENEFIT PAYMENT                                     $105                                        $50
                                           - Remaining for Contract Year              - REMAINING FOR CONTRACT YEAR
CONTRACT VALUE AFTER THE WITHDRAWAL                        $105,000                                   $105,000
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

APP I-22

-------------------------------------------------------------------------------

EXAMPLE 7: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE PRIOR TO THE RIDER CHARGE BEING DEDUCTED ON YOUR FIRST ANNIVERSARY IS $95,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
THRESHOLD                                                   $5,000                                     $5,000
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - Prior Payment Base reduced by            - Prior Payment Base reduced by
                                           withdrawal                                 withdrawal
WITHDRAWAL PERCENT                                           5%(1)                                      5%(1)
THRESHOLD                                                   $4,000                                     $4,000
                                           - Remaining for the Contract Year          - Remaining for the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($95,000) divided by your current Payment  the rider charge being taken, or
                                           Base ($99,000), less 1                     - Your current Payment Base
                                           - Resulting in -0.04%, subject to minimum
                                           of 0%, No change to the Payment Base
THRESHOLD                                                   $4,950                                     $4,950
                                           - 5% of your Payment Base                  - 5% of your Payment Base
RIDER CHARGE                                                $841.50                                   $1,138.50
                                           - Rider charge of 0.85% multiplied by      - Rider charge of 1.15% multiplied by
                                           your current Payment Base                  your current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 8: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE PRIOR TO THE RIDER CHARGE BEING DEDUCTED ON YOUR FIRST ANNIVERSARY IS $105,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
THRESHOLD                                                   $5,000                                     $5,000
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000

                                                                    APP I-23

-------------------------------------------------------------------------------

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - Prior Payment Base reduced by            - Prior Payment Base reduced by
                                           withdrawal                                 withdrawal
WITHDRAWAL PERCENT                                           5%(1)                                      5%(1)
THRESHOLD                                                   $4,000                                     $4,000
                                           - Remaining for the Contract Year          - Remaining for the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($105,000) divided by your current         the rider charge being taken, or
                                           Payment Base ($99,000), less 1             - Your current Payment Base
                                           - Resulting in 0.06%, subject to minimum
                                           of 0% and maximum of 10%
THRESHOLD                                                   $5,250                                     $5,250
                                           - 5% of your Payment Base                  - 5% of your Payment Base
RIDER CHARGE                                                $892.50                                   $1,207.50
                                           - Rider charge of 0.85% multiplied by      - Rider charge of 1.15% multiplied by
                                           your current Payment Base                  your current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 9: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE PRIOR TO THE RIDER CHARGE BEING DEDUCTED ON YOUR FIRST ANNIVERSARY IS $95,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
THRESHOLD                                                   $4,500                                     $4,500
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - Prior Payment Base reduced by            - Prior Payment Base reduced by
                                           withdrawal                                 withdrawal
WITHDRAWAL PERCENT                                          4.5%(1)                                    4.5%(1)
THRESHOLD                                                   $3,500                                     $3,500
                                           - Remaining for the Contract Year          - Remaining for the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

APP I-24

-------------------------------------------------------------------------------

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($95,000) divided by your current Payment  the rider charge being taken, or
                                           Base ($99,000), less 1                     - Your current Payment Base
                                           - Resulting in -0.04%, subject to minimum
                                           of 0%, No change to the Payment Base
THRESHOLD                                                   $4,455                                     $4,455
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
RIDER CHARGE                                                $841.50                                   $1,138.50
                                           - Rider charge of 0.85% multiplied by      - Rider charge of 1.15% multiplied by
                                           your current Payment Base                  your current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 10: ASSUME THE SAME FACTS AS EXAMPLE 7 (SINGLE LIFE). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, THE CONTRACT VALUE AFTER THE PAYMENT IS $121,000.

VALUES PRIOR TO THE PREMIUM PAYMENT:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
THRESHOLD                                                   $4,950                                     $4,950
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000

VALUES AFTER THE PREMIUM PAYMENT:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $119,000                                   $119,000
                                           - Prior Payment Base increased by the      - Prior Payment Base increased by the
                                           Premium Payment                            Premium Payment
THRESHOLD                                                   $6,050                                     $5,950
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by your
                                           greater of your current Payment Base or    current Payment Base
                                           Contract Value
GUARANTEED MINIMUM DEATH BENEFIT                           $119,000                                   $119,000
                                           - Prior Death Benefit increased by the     - Prior Death Benefit increased by the
                                           Premium Payment                            Premium Payment

                                                                    APP I-25

-------------------------------------------------------------------------------

EXAMPLE 11: ASSUME THE SAME FACTS AS EXAMPLE 9 (JOINT/SPOUSAL). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, THE CONTRACT VALUE AFTER THE PAYMENT IS $125,000.

VALUES PRIOR TO THE PREMIUM PAYMENT:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
THRESHOLD                                                   $4,455                                     $4,455
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000

VALUES AFTER THE PREMIUM PAYMENT:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $119,000                                   $119,000
                                           - Prior Payment Base increased by the      - Prior Payment Base increased by the
                                           Premium Payment                            Premium Payment
THRESHOLD                                                   $5,625                                     $5,355
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by your
                                           greater of your current Payment Base or    current Payment Base
                                           Contract Value
GUARANTEED MINIMUM DEATH BENEFIT                           $119,000                                   $119,000
                                           - Prior Death Benefit increased by the     - Prior Death Benefit increased by the
                                           Premium Payment                            Premium Payment

EXAMPLE 12: ASSUME THE OLDER COVERED LIFE IS 74 (SINGLE LIFE). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,000 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 6%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000.

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $50,000                                    $50,000
                                           - Partial Surrender did not exceed the     - Partial Surrender did not exceed the
                                           Lifetime Benefit Payment                   Lifetime Benefit Payment
WITHDRAWAL PERCENT                                           6%(1)                                      6%(1)
LIFETIME BENEFIT PAYMENT                                     $300                                        $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
                                           - Available Lifetime Benefit Payment was   - Available Lifetime Benefit Payment was
                                           6% multiplied by the greater of the        6% multiplied by the Payment Base on the
                                           Payment Base or Contract Value on the      Contract Anniversary
                                           Contract Anniversary                       - Available Lifetime Benefit Payment was
                                           - Available Lifetime Benefit Payment was   $3,000
                                           $3,300
GUARANTEED MINIMUM DEATH BENEFIT                            $47,000                                    $47,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           partial Surrender                          partial Surrender

APP I-26

-------------------------------------------------------------------------------

EXAMPLE 13: ASSUME THE YOUNGER COVERED LIFE IS 74 (JOINT/SPOUSAL). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $2,750 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 5.5%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000.

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $50,000                                    $50,000
                                           - Partial Surrender did not exceed the     - Partial Surrender did not exceed the
                                           Lifetime Benefit Payment                   Lifetime Benefit Payment
WITHDRAWAL PERCENT                                          5.5%(1)                                    5.5%(1)
LIFETIME BENEFIT PAYMENT                                     $275                                        $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
                                           - Available Lifetime Benefit Payment was   - Available Lifetime Benefit Payment was
                                           5.5% multiplied by the greater of the      5.5% multiplied by the Payment Base on
                                           Payment Base or Contract Value on the      the Contract Anniversary
                                           Contract Anniversary                       - Available Lifetime Benefit Payment was
                                           - Available Lifetime Benefit Payment was   $2,750
                                           $3,025
GUARANTEED MINIMUM DEATH BENEFIT                            $47,250                                    $47,250
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           partial Surrender                          partial Surrender

EXAMPLE 14: ASSUME THE SAME FACTS AS EXAMPLE 12 (SINGLE LIFE). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $1,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $52,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $51,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $50,000                                    $50,000
                                           - Partial Surrender did not exceed the     - Partial Surrender did not exceed the
                                           Lifetime Benefit Payment                   Lifetime Benefit Payment
WITHDRAWAL PERCENT                                            6%                                         6%
LIFETIME BENEFIT PAYMENT                                     $300                                        $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
                                           - Available Lifetime Benefit Payment was   - Available Lifetime Benefit Payment was
                                           6% multiplied by the greater of the        6% multiplied by the Payment Base on the
                                           Payment Base or Contract Value on the      Contract Anniversary
                                           Contract Anniversary                       - Available Lifetime Benefit Payment was
                                           - Available Lifetime Benefit Payment was   $3,000
                                           $3,300
GUARANTEED MINIMUM DEATH BENEFIT                            $47,000                                    $47,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           partial Surrender                          partial Surrender

                                                                    APP I-27

-------------------------------------------------------------------------------

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $49,323                                    $49,038
                                           - Proportional reduction:                  - Proportional reduction:
                                           1-($700/($52,000-$300)                     1-($1000/$52,000)
LIFETIME BENEFIT PAYMENT                                      $0                                         $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $46,068                                    $46,096
                                           - Prior Death Benefit reduced by partial   - Prior Death Benefit reduced by partial
                                           surrender NOT exceeding the Lifetime       surrender NOT exceeding the Lifetime
                                           Benefit Payment. Then, proportional        Benefit Payment. Then, proportional
                                           reduction multiplied by the result of the  reduction multiplied by the result of the
                                           above                                      above

EXAMPLE 15: ASSUME THE SAME FACTS AS EXAMPLE 13 (JOINT/SPOUSAL). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $2,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $49,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $47,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $50,000                                    $50,000
WITHDRAWAL PERCENT                                           5.5%                                       5.5%
LIFETIME BENEFIT PAYMENT                                     $275                                        $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
                                           - Available Lifetime Benefit Payment was   - Available Lifetime Benefit Payment was
                                           5.5% multiplied by the greater of the      5.5% multiplied by the Payment Base on
                                           Payment Base or Contract Value on the      the Contract Anniversary
                                           Contract Anniversary                       - Available Lifetime Benefit Payment was
                                           - Available Lifetime Benefit Payment was   $2,750
                                           $3,025
GUARANTEED MINIMUM DEATH BENEFIT                            $47,250                                    $47,250

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $48,230                                    $47,959
                                           - Proportional reduction:                  - Proportional reduction:
                                           1-($1,725/($49,000-$275)                   1-($2,000/$49,000)
LIFETIME BENEFIT PAYMENT                                      $0                                         $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $45,312                                    $45,321
                                           - Prior Death Benefit reduced by partial   - Prior Death Benefit reduced by partial
                                           surrender NOT exceeding the Lifetime       surrender NOT exceeding the Lifetime
                                           Benefit Payment. Then, proportional        Benefit Payment. Then, proportional
                                           reduction multiplied by the result of the  reduction multiplied by the result of the
                                           above                                      above

APP I-28

-------------------------------------------------------------------------------

EXAMPLE 16: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE CONTRACT ANNIVERSARY IS $115,000.

VALUES PRIOR TO THE CONTRACT ANNIVERSARY:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $5,000                                     $5,000
                                           - 5% of your Payment Base                  - 5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $110,000                                   $115,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($115,000) divided by your current         the rider charge being taken, or
                                           Payment Base ($100,000), less 1            - Your current Payment Base
                                           - Resulting in 0.15%, capped at 10%.
                                           Subject to minimum of 0% and maximum of
                                           10%
THRESHOLD                                                   $5,500                                     $5,750
                                           - 5% of your Payment Base                  - 5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 17: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE ANNIVERSARY IS $115,000.

VALUES PRIOR TO THE CONTRACT ANNIVERSARY:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $4,500                                     $4,500
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

VALUES AFTER THE CONTRACT ANNIVERSARY:

PAYMENT BASE                                               $110,000                                   $115,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($115,000) divided by your current         the rider charge being taken, or
                                           Payment Base ($100,000), less 1            - Your current Payment Base
                                           - Resulting in 0.15%, capped at 10%.
                                           Subject to minimum of 0% and maximum of
                                           10%
THRESHOLD                                                   $4,950                                     $5,175
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

                                                                    APP I-29

-------------------------------------------------------------------------------

EXAMPLE 18: SPOUSAL CONTRACT CONTINUATION (SINGLE LIFE)

On date of Spousal Contract continuation, we increase the Contract Value to equal the Death Benefit (if greater). For illustration purposes, we will assume the Contract Value on the date of continuation is set equal to the Death Benefit of $150,000 and the Payment Base is $125,000.

VALUES UPON SPOUSAL CONTINUATION:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $150,000                                   $150,000
                                           - Equal to the Contract Value on date of   - Equal to Contract Value on date of
                                           continuation                               continuation
WITHDRAWAL PERCENTAGE                                         6%                                         6%
                                           - Withdrawal Percent is set using the      - Withdrawal Percent is set using the
                                           oldest Covered Life's age on the           oldest Covered Life's age on the
                                           effective date of continuation             effective date of continuation
LIFETIME BENEFIT PAYMENT                                    $9,000                                     $9,000
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by the
                                           Payment Base on date of continuation       Payment Base on date of continuation
GUARANTEED MINIMUM DEATH BENEFIT                           $150,000                                   $150,000
                                           - Equal to Contract Value on date of       - Equal to Contract Value on date of
                                           continuation                               continuation

EXAMPLE 19: SPOUSAL CONTRACT CONTINUATION (JOINT/SPOUSAL)

On date of Spousal Contract continuation, we increase the Contract Value to equal the Death Benefit (if greater). For illustration purposes, we will assume the Contract Value on the date of continuation is set equal to the Death Benefit of $150,000 and the Payment Base is $125,000.

VALUES UPON SPOUSAL CONTRACT CONTINUATION:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $150,000                                   $150,000
                                           - Greater of Contract Value or Payment     - Greater of Contract Value or Payment
                                           Base on date of continuation               Base on date of continuation
WITHDRAWAL PERCENTAGE                                        5.5%                                       5.5%
                                           - Withdrawal Percent is set using the      - Withdrawal Percent is set using the
                                           oldest Covered Life's age on the           oldest Covered Life's age on the
                                           effective date of continuation             effective date of continuation
LIFETIME BENEFIT PAYMENT                                    $8,250                                     $8,250
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by
                                           greater of the Contract Value or Payment   Payment Base on date of continuation
                                           Base on date of continuation
GUARANTEED MINIMUM DEATH BENEFIT                           $150,000                                   $150,000
                                           - Equal to Contract Value on date of       - Equal to Contract Value on date of
                                           continuation                               continuation

APP I-30

-------------------------------------------------------------------------------

EXAMPLE 20: WITHDRAWAL PERCENT INCREASE; ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 4 (SINGLE LIFE). YOUR WITHDRAWAL PERCENT IS 6%, WHICH WAS BASED ON YOUR AGE (70) AT THE TIME OF FIRST WITHDRAWAL. YOUR LIFETIME BENEFIT PAYMENT PRIOR TO THE CONTRACT ANNIVERSARY IS $6,300. YOU ARE NOW AGE 75 AND YOUR ANNIVERSARY IS BEING PROCESSED. YOUR CONTRACT VALUE ON ANNIVERSARY IS $117,000.

VALUES PRIOR TO THE ANNIVERSARY:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
WITHDRAWAL PERCENT                                            6%                                         6%
LIFETIME BENEFIT PAYMENT                                    $6,300                                     $6,300
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $115,500                                   $117,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($117,000) divided by your current         the rider charge being taken, or
                                           Payment Base ($105,000), less 1            - Your current Payment Base
                                           - Resulting in 0.11%, capped at 10%.
                                           Subject to minimum of 0% and maximum of
                                           10%
WITHDRAWAL PERCENT                                           6.5%                                       6.5%
                                           - Due to the automatic increase and        - Due to the automatic increase and
                                           client reaching a new age band, the        client reaching a new age band, the
                                           Withdrawal Percent has increased           Withdrawal Percent has increased
LIFETIME BENEFIT PAYMENT                                   $7,507.50                                   $7,605
RIDER CHARGE                                                $977.50                                   $1,345.50
                                           - Rider charge of 0.85% multiplied by      - Rider charge of 1.15% multiplied by
                                           your current Payment Base                  your current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 21

Assume the following Contract values:

Contract Value = $3,000

Lifetime Benefit Payment = $2,000

Client takes a partial Surrender of $2,000 (within rider limit)

New Contract Value = $2,000

- Minimum Amount Rule is reached as remaining Contract Value is reduced below one Lifetime Benefit Payment and the Partial Surrender was within the rider limit

       -   Contract Value is transferred to approved investment program

       -   We will no longer accept subsequent Premium Payments

       - We will begin to automatically pay the annual Lifetime Benefit Payment via the Automatic Income Program. The Lifetime Benefit Payment will be paid out of our General Account

       - The payout of the Lifetime Benefit Payment will no longer reduce the Contract Value, however, the Death Benefit will continue to be reduced

       -   We will waive the Annual Maintenance Fee and rider fee

       -   Benefit Increases will no longer be applied

NOTE: If the Contract Value is reduced below one Lifetime Benefit Payment on any Contract Anniversary due to performance the above scenario would occur.

                                                                    APP I-31

-------------------------------------------------------------------------------

EXAMPLE 22

Assume the following Contract values:

Contract Value = $3,000

Lifetime Benefit Payment = $2,000

Client takes a partial Surrender of $2,800 (exceeds rider limit)

New Contract Value = $2,000

- Minimum Account Rule is reached as remaining Contract Value is reduced below the Minimum Account Rule under the contract, $500 (varies by state) and the Partial Surrender exceeded the rider limit

       -   Contract is fully liquidated

EXAMPLE 23: AUTOMATIC PAYMENT BASE INCREASE TO RELEVANT COVERED LIFE ATTAINED AGE 90. ASSUME THAT YOU SELECT A SINGLE LIFE OPTION. YOUR WITHDRAWAL PERCENTAGE IS 7.5%, WHICH IS BASED ON YOUR AGE (85) AT THE TIME OF YOUR FIRST WITHDRAWAL. YOUR LIFETIME BENEFIT PAYMENT PRIOR TO CONTRACT ANNIVERSARY IS $7,500. YOU ARE NOW AGE 90 AND YOUR ANNIVERSARY IS BEING PROCESSED. YOUR CONTRACT VALUE ON YOUR ANNIVERSARY IS $120,000.

VALUES PRIOR TO ANNIVERSARY:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
WITHDRAWAL PERCENTAGE                                        7.5%                                       7.5%
LIFETIME BENEFIT PAYMENT                                    $7,500                                     $7,500
GUARANTEED MINIMUM DEATH BENEFIT                            $92,500                                    $92,500

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $110,000                                   $120,000
                                           The ratio is the Contract Value            Greater of the Contract Value prior to
                                           ($120,000) divided by current Payment      the rider charge being taken, or Your
                                           Base ($100,00), less 1 results in .20%,    Payment Base
                                           capped at 10%
WITHDRAWAL PERCENTAGE                                         8%                                         8%
                                           Due to the automatic increase and client   Due to the automatic increase and client
                                           reaching a new age band, the Withdrawal    reaching a new age band, the Withdrawal
                                           Percentage has increased                   Percentage has increased
LIFETIME BENEFIT PAYMENT                                    $8,800                                     $9,600
RIDER CHARGE                                                 $935                                     $1,380.50
                                           Rider charge of 0.85% multiplied by your   Rider charge of 1.15% multiplied by your
                                           current Payment Base                       current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $92,500                                    $92,500
                                           No change due to anniversary processing    No change due to anniversary processing

APP I-32

-------------------------------------------------------------------------------

EXAMPLE 24: DEFERRAL ILLUSTRATION. ASSUME THAT ON YOUR BIRTHDAY IN SEPTEMBER 2008 YOU ARE 60. YOU PURCHASE THE CONTRACT IN NOVEMBER 2008 AND SELECT THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS WITH THE SINGLE LIFE OPTION. ASSUME NO GROWTH IN CONTRACT VALUE.

                                                   NO PARTIAL SURRENDERS IN                     PARTIAL SURRENDER IN
                 FEATURE                          FIRST 5 YEARS OF THE RIDER                  SECOND YEAR OF THE RIDER
-------------------------------------------------------------------------------------------------------------------------------
WITHDRAWAL PERCENTAGE AT ISSUE                                5%                                         5%
PAYMENT BASE AT ISSUE                                      $100,000                                   $100,000
LIFETIME BENEFIT PAYMENT AT ISSUE                           $5,000                                     $5,000
WITHDRAWAL PERCENTAGE ON BIRTHDAY IN                   Increased to 5.5%                            Remains at 5%
SEPTEMBER 2013 WHEN RELEVANT COVERED LIFE
IS AGE 65
PAYMENT BASE ON BIRTHDAY                                   $100,000                                   $100,000
                                           No change due to birthday                  No change due to birthday
LIFETIME BENEFIT PAYMENT ON BIRTHDAY                  Increased to $5,500                         Remains at $5,000
ANNIVERSARY IN NOVEMBER 2013 - CONTRACT                    $100,000                                   $100,000
VALUE IS LESS THAN CURRENT PAYMENT BASE,
SO THERE IS NO CHANGE TO THE PAYMENT BASE
WITHDRAWAL PERCENTAGE                                        5.5%                                        5%
LIFETIME BENEFIT PAYMENT                                    $5,500                                     $5,000

MAV PLUS

EXAMPLE 1

Assume that:

- You elected the MAV Plus Death Benefit when you purchased your Contract with the Premium Security Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we receive proof of Death, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $106,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was greater than the Premium Security Death Benefit, your adjusted total Premium Payments, and your Maximum Anniversary Value.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR EARNINGS PROTECTION BENEFIT

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- We determine Contract gain by subtracting the Contract Value on the date you added the MAV Plus Death Benefit from the Contract Value immediately before the partial surrender, then deduct any premium payments and add any adjustments for partial Surrenders made during that time [$109,273 - $100,000 - $0 + $0 = $9,273].

Since the Contract gain at the time of partial Surrender [$9,273] exceeds the partial Surrender [$8,000], there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

We would calculate the Contract gain as follows:

-   Contract Value on the day we receive proof of Death [$117,403],

- Subtract the Contract Value on the date the MAV Plus Death Benefit was added to your Contract [$100,000],

-   Add any adjustments for partial Surrenders [$0],

So the Contract gain equals $17,403.

                                                                    APP I-33

-------------------------------------------------------------------------------

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- We calculate the Contract Value on the date the MAV Plus Death Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date excluding Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

MAV PLUS DEATH BENEFIT AMOUNT IS $106,000. (See Example 1 under Premium Security Death Benefit for details of calculation.)

ADJUSTED TOTAL PREMIUM PAYMENT AMOUNT IS $92,000. (See Example 1 under MAV PLUS/EPB Death Benefit for details of calculation.)

MAV PLUS DEATH BENEFIT

In this situation the cap does not apply, so we take the Contract Value on the date we receive proof of death and adds 40% of gain [$117,403 + 40% (17,403)] which totals $124,364. This is the greatest of the four values compared, and so is the Death Benefit.

EXAMPLE 2

Assume that:

- You elected the MAV Plus Death Benefit when you purchased your Contract with the Premium Security Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

- Your Maximum Anniversary Value is $83,571 (based on an adjustment to an anniversary value that was $140,000 before the partial Surrender (see below)),

-   On the day we receive proof of Death, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the Death Benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- We determine Contract gain by subtracting the Contract Value on the date you added the MAV Plus Death Benefit from the Contract Value immediately before the partial surrender, then deduct any premium payments and add any adjustments for partial Surrenders made during that time [$150,000 - $100,000 - $0 + $0 = $50,000].

Since the partial Surrender [$60,000] exceeds the Contract gain at the time of partial Surrender [$50,000], the adjustment for the partial Surrender is the difference, or $10,000.

CALCULATION OF CONTRACT GAIN

We would calculate the Contract gain as follows:

-   Contract Value on the day we receive proof of Death [$120,000],

- Subtract the Contract Value on the date the MAV Plus Death Benefit was added to your Contract [$100,000],

-   Add any adjustments for partial Surrenders [$10,000],

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- We calculate the Contract Value on the date the MAV Plus Death Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date excluding Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000, which is $180,000.

APP I-34

-------------------------------------------------------------------------------

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $140,000 - $10,000 = $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so we take 40% of Contract gain on the day we receive proof of death $30,000 or $12,000 and add that to the Contract Value on the date we receive proof of death. Therefore, the Earnings Protection Benefit is [40% ($30,000) + $120,000], which equals $132,000.

                                                                    APP II-1

-------------------------------------------------------------------------------

APPENDIX II - ACCUMULATION UNIT VALUES

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. There are two tables below reflecting the Accumulation Unit Values for Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company. The tables show only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. Tables showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits appear in the Statement of Additional Information, which you may obtain free of charge by contacting us.


HARTFORD LIFE INSURANCE COMPANY



                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.992        $10.748        $11.266        $10.379         $8.474
  Accumulation Unit Value at end of
   period                                $13.723        $11.992        $10.748        $11.266        $10.379
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                293            400            460            467            533
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.251        $12.907        $13.671        $12.728        $10.502
  Accumulation Unit Value at end of
   period                                $16.137        $14.251        $12.907        $13.671        $12.728
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              1              1              -              -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.516         $6.627         $8.021         $7.238         $5.282
  Accumulation Unit Value at end of
   period                                 $8.382         $7.516         $6.627         $8.021         $7.238
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 61            106            121            107            104
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.637        $13.042        $15.952        $14.546        $10.728
  Accumulation Unit Value at end of
   period                                $16.153        $14.637        $13.042        $15.952        $14.546
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.479         $7.545         $9.517         $9.272         $7.012
  Accumulation Unit Value at end of
   period                                $10.242         $8.479         $7.545         $9.517         $9.272
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                862          1,233          1,361          1,365          1,436
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.298        $11.059        $14.096        $13.878        $10.606
  Accumulation Unit Value at end of
   period                                $14.699        $12.298        $11.059        $14.096        $13.878
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11              4              4              2              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.337        $11.910        $10.638         $9.737
  Accumulation Unit Value at end of
   period                                 $8.474        $12.337        $11.910        $10.638
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                544            384             99             32
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.517        $10.365              -              -
  Accumulation Unit Value at end of
   period                                 $5.282        $10.517              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 62              8              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.252        $14.678        $11.038         $9.315
  Accumulation Unit Value at end of
   period                                 $7.012        $15.252        $14.678        $11.038
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,638          1,202            751            142
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

APP II-2

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.733        $11.778        $13.098        $10.514         $7.488
  Accumulation Unit Value at end of
   period                                $18.601        $13.733        $11.778        $13.098        $10.514
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                119            150            163            164            173
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.195        $16.637        $18.696        $15.165        $10.916
  Accumulation Unit Value at end of
   period                                $25.729        $19.195        $16.637        $18.696        $15.165
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.440         $8.302         $8.767         $7.995         $6.712
  Accumulation Unit Value at end of
   period                                $12.680         $9.440         $8.302         $8.767         $7.995
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                385            564            706            806            882
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.045        $12.482        $13.320        $12.276        $10.415
  Accumulation Unit Value at end of
   period                                $18.669        $14.045        $12.482        $13.320        $12.276
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              -              1              1              -
FIDELITY VIP CONTRAFUND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.559        $11.863        $12.399        $10.775         $8.082
  Accumulation Unit Value at end of
   period                                $17.474        $13.559        $11.863        $12.399        $10.775
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,415          1,983          2,436          2,905          3,153
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.427        $14.523        $15.341        $13.472        $10.212
  Accumulation Unit Value at end of
   period                                $20.949        $16.427        $14.523        $15.341        $13.472
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13              3              3              -              -
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.845         $8.183         $8.552         $7.365         $5.511
  Accumulation Unit Value at end of
   period                                $13.395         $9.845         $8.183         $8.552         $7.365
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 27             36             11             10              8
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.071        $15.179        $16.030        $13.951        $10.550
  Accumulation Unit Value at end of
   period                                $24.330        $18.071        $15.179        $16.030        $13.951
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.843        $11.853        $10.546         $9.413
  Accumulation Unit Value at end of
   period                                 $7.488        $11.843        $11.853        $10.546
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                191            198             91             16
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.562        $12.259        $10.293         $9.626
  Accumulation Unit Value at end of
   period                                 $6.712        $11.562        $12.259        $10.293
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                935            686            386             97
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
FIDELITY VIP CONTRAFUND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.331        $12.414        $11.320         $9.562
  Accumulation Unit Value at end of
   period                                 $8.082        $14.331        $12.414        $11.320
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,408          2,886          1,381            190
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.548         $9.642              -              -
  Accumulation Unit Value at end of
   period                                 $5.511         $9.548              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

                                                                    APP II-3

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP EQUITY-INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.333         $9.838         $9.932         $8.782         $6.870
  Accumulation Unit Value at end of
   period                                $14.257        $11.333         $9.838         $9.932         $8.782
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                459            602            694            819            909
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.207        $14.217        $14.504        $12.960        $10.246
  Accumulation Unit Value at end of
   period                                $20.175        $16.207        $14.217        $14.504        $12.960
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              -              1              1              -
FIDELITY VIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.249        $10.879        $11.058         $9.072         $7.204
  Accumulation Unit Value at end of
   period                                $16.394        $12.249        $10.879        $11.058         $9.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                182            218            244            261            306
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.421        $14.739        $15.140        $12.551        $10.072
  Accumulation Unit Value at end of
   period                                $21.749        $16.421        $14.739        $15.140        $12.551
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.355        $12.733        $14.513        $11.470         $8.340
  Accumulation Unit Value at end of
   period                                $19.195        $14.355        $12.733        $14.513        $11.470
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                313            390            478            548            614
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.321        $15.525        $17.883        $14.282        $10.494
  Accumulation Unit Value at end of
   period                                $22.919        $17.321        $15.525        $17.883        $14.282
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              1              1              -              -
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.715        $10.168        $11.359         $9.136         $5.907
  Accumulation Unit Value at end of
   period                                $16.290        $12.715        $10.168        $11.359         $9.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                109            118            127            142            139
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $22.165        $17.912        $20.221        $16.435        $10.739
  Accumulation Unit Value at end of
   period                                $28.101        $22.165        $17.912        $20.221        $16.435
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD BALANCED HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.651         $5.126         $5.114         $4.634         $3.614
  Accumulation Unit Value at end of
   period                                 $6.740         $5.651         $5.126         $5.114         $4.634
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                581            661            768            797            721
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.527        $14.233        $14.349        $13.139        $10.356
  Accumulation Unit Value at end of
   period                                $18.325        $15.527        $14.233        $14.349        $13.139
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              8              -              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
FIDELITY VIP EQUITY-INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.208        $12.249        $10.378         $9.543
  Accumulation Unit Value at end of
   period                                 $6.870        $12.208        $12.249        $10.378
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                991            803            422             91
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
FIDELITY VIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.892        $11.145        $10.627         $9.553
  Accumulation Unit Value at end of
   period                                 $7.204        $13.892        $11.145        $10.627
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                307            176            109             15
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.032        $12.362        $11.176         $9.318
  Accumulation Unit Value at end of
   period                                 $8.340        $14.032        $12.362        $11.176
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                628            643            399             54
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.322        $11.874        $10.401         $8.953
  Accumulation Unit Value at end of
   period                                 $5.907        $12.322        $11.874        $10.401
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                138             40             11              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD BALANCED HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.372         $5.119         $4.699         $4.355
  Accumulation Unit Value at end of
   period                                 $3.614         $5.372         $5.119         $4.699
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                708            682            468            254
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

APP II-4

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.327        $10.584        $12.140        $10.588         $7.386
  Accumulation Unit Value at end of
   period                                $16.872        $12.327        $10.584        $12.140        $10.588
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                259            241            294            334            291
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.705        $14.495        $16.801        $14.808        $10.439
  Accumulation Unit Value at end of
   period                                $22.626        $16.705        $14.495        $16.801        $14.808
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2              2              2              2
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.466         $1.267         $1.272         $1.134         $0.917
  Accumulation Unit Value at end of
   period                                 $1.960         $1.466         $1.267         $1.272         $1.134
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,486         10,166         12,855         16,390         18,477
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.982        $13.952        $14.164        $12.753        $10.422
  Accumulation Unit Value at end of
   period                                $21.139        $15.982        $13.952        $14.164        $12.753
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              3              4              5              -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $4.122         $3.688         $3.698         $3.320         $2.706
  Accumulation Unit Value at end of
   period                                 $5.352         $4.122         $3.688         $3.698         $3.320
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,962          5,510          6,675          7,864          8,354
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.104        $13.654        $13.839        $12.552        $10.338
  Accumulation Unit Value at end of
   period                                $19.405        $15.104        $13.654        $13.839        $12.552
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15              3              1              -              -
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.835         $1.511         $1.783         $1.586         $1.188
  Accumulation Unit Value at end of
   period                                 $2.462         $1.835         $1.511         $1.783         $1.586
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 83            159            198            371            364
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.603        $12.983        $15.482        $13.915        $10.534
  Accumulation Unit Value at end of
   period                                $20.711        $15.603        $12.983        $15.482        $13.915
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.216         $8.768         $9.821         $8.602         $6.150
  Accumulation Unit Value at end of
   period                                $12.970        $10.216         $8.768         $9.821         $8.602
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              5             10              8              7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.685        $14.471        $16.381        $14.499        $10.476
  Accumulation Unit Value at end of
   period                                $20.962        $16.685        $14.471        $16.381        $14.499
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.517              -              -              -
  Accumulation Unit Value at end of
   period                                 $7.386              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 56              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.485         $1.393         $1.259         $1.157
  Accumulation Unit Value at end of
   period                                 $0.917         $1.485         $1.393         $1.259
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             20,405         22,274         14,696          2,914
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $4.069         $3.819         $3.224         $3.001
  Accumulation Unit Value at end of
   period                                 $2.706         $4.069         $3.819         $3.224
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,912          7,933          3,708            745
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.539         $2.064         $1.837         $1.628
  Accumulation Unit Value at end of
   period                                 $1.188         $2.539         $2.064         $1.837
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                224            183             71             27
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.478              -              -              -
  Accumulation Unit Value at end of
   period                                 $6.150              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

                                                                    APP II-5

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.402         $1.203         $1.343         $1.143         $0.865
  Accumulation Unit Value at end of
   period                                 $1.870         $1.402         $1.203         $1.343         $1.143
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                359            485            580            764            549
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.161        $14.014        $15.805        $13.596        $10.400
  Accumulation Unit Value at end of
   period                                $21.324        $16.161        $14.014        $15.805        $13.596
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.780         $1.426         $1.590         $1.374         $1.077
  Accumulation Unit Value at end of
   period                                 $2.378         $1.780         $1.426         $1.590         $1.374
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,490          1,727          2,196          2,624          2,945
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.700        $13.518        $15.232        $13.304        $10.541
  Accumulation Unit Value at end of
   period                                $22.077        $16.700        $13.518        $15.232        $13.304
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              2              -              -              -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.030         $1.804         $1.751         $1.532         $1.035
  Accumulation Unit Value at end of
   period                                 $2.126         $2.030         $1.804         $1.751         $1.532
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,908          2,739          2,917          3,077          2,776
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.533        $17.546        $17.209        $15.214        $10.383
  Accumulation Unit Value at end of
   period                                $20.245        $19.533        $17.546        $17.209        $15.214
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              -              -              -              -
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.398         $4.744         $4.735         $4.193         $3.378
  Accumulation Unit Value at end of
   period                                 $7.010         $5.398         $4.744         $4.735         $4.193
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 79            226            208            118            122
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.590        $13.845        $13.964        $12.497        $10.173
  Accumulation Unit Value at end of
   period                                $20.033        $15.590        $13.845        $13.964        $12.497
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              -              -
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.657         $2.246         $2.653         $2.354         $1.793
  Accumulation Unit Value at end of
   period                                 $3.178         $2.657         $2.246         $2.653         $2.354
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,540          2,858          3,525          3,929          2,728
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.196        $12.982        $15.496        $13.899        $10.694
  Accumulation Unit Value at end of
   period                                $17.988        $15.196        $12.982        $15.496        $13.899
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10              2              2              1              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.510         $1.314         $1.277         $1.135
  Accumulation Unit Value at end of
   period                                 $0.865         $1.510         $1.314         $1.277
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                653            677            394             86
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.014         $1.579         $1.432         $1.148
  Accumulation Unit Value at end of
   period                                 $1.077         $2.014         $1.579         $1.432
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,987          2,148          1,296            136
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.406         $1.390         $1.270         $1.220
  Accumulation Unit Value at end of
   period                                 $1.035         $1.406         $1.390         $1.270
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,303          1,866            832            222
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.458         $5.272         $4.640         $4.321
  Accumulation Unit Value at end of
   period                                 $3.378         $5.458         $5.272         $4.640
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                116            134             65             20
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $3.154         $2.515         $2.053         $1.761
  Accumulation Unit Value at end of
   period                                 $1.793         $3.154         $2.515         $2.053
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,047          2,854          2,023            385
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

APP II-6

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.590        $11.052        $12.281        $10.268              -
  Accumulation Unit Value at end of
   period                                $18.017        $13.590        $11.052        $12.281              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24             17             21             18              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.235        $10.877        $12.214        $10.258              -
  Accumulation Unit Value at end of
   period                                $17.363        $13.235        $10.877        $12.214              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.781         $2.443         $2.569         $2.103         $1.653
  Accumulation Unit Value at end of
   period                                 $3.951         $2.781         $2.443         $2.569         $2.103
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                867          1,020          1,287          1,509          1,655
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.862        $14.973        $15.910        $13.161        $10.453
  Accumulation Unit Value at end of
   period                                $23.709        $16.862        $14.973        $15.910        $13.161
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD SMALL/MID CAP EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.233         $8.974         $9.223         $7.448         $5.118
  Accumulation Unit Value at end of
   period                                $13.849        $10.233         $8.974         $9.223         $7.448
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             31             33             33             32
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.761        $17.512        $18.189        $14.843        $10.307
  Accumulation Unit Value at end of
   period                                $26.463        $19.761        $17.512        $18.189        $14.843
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.724         $1.492         $1.495         $1.112         $0.835
  Accumulation Unit Value at end of
   period                                 $2.458         $1.724         $1.492         $1.495         $1.112
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                726            757          1,106          1,289          1,098
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $21.073        $18.432        $18.662        $14.033        $10.643
  Accumulation Unit Value at end of
   period                                $29.731        $21.073        $18.432        $18.662        $14.033
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.610         $5.872         $6.033         $5.340         $3.834
  Accumulation Unit Value at end of
   period                                 $8.603         $6.610         $5.872         $6.033         $5.340
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                108            132            187            251            245
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.077        $15.330        $15.916        $14.236        $10.329
  Accumulation Unit Value at end of
   period                                $21.994        $17.077        $15.330        $15.916        $14.236
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              -              -              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.828         $2.515         $2.463              -
  Accumulation Unit Value at end of
   period                                 $1.653         $2.828         $2.515              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,720            891             44              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD SMALL/MID CAP EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.785         $9.510              -              -
  Accumulation Unit Value at end of
   period                                 $5.118         $9.785              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18              3              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.356         $1.403         $1.334         $1.140
  Accumulation Unit Value at end of
   period                                 $0.835         $1.356         $1.403         $1.334
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,103          1,345            833            300
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.850         $6.573         $5.825         $5.211
  Accumulation Unit Value at end of
   period                                 $3.834         $6.850         $6.573         $5.825
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                243            286            169             51
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

                                                                    APP II-7

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $3.966         $3.748         $3.560         $3.364         $2.972
  Accumulation Unit Value at end of
   period                                 $3.850         $3.966         $3.748         $3.560         $3.364
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,877          8,968         10,198         11,937         12,889
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.121        $12.529        $12.025        $11.485        $10.254
  Accumulation Unit Value at end of
   period                                $12.604        $13.121        $12.529        $12.025        $11.485
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14              7              6              2              -
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.215         $1.191         $1.153         $1.129         $1.110
  Accumulation Unit Value at end of
   period                                 $1.176         $1.215         $1.191         $1.153         $1.129
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,445         13,289         14,373         17,369         19,422
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.521        $10.418        $10.201        $10.092        $10.024
  Accumulation Unit Value at end of
   period                                $10.073        $10.521        $10.418        $10.201        $10.092
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13              8             18              4              -
HARTFORD ULTRASHORT BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.898         $1.929         $1.960         $1.992         $2.023
  Accumulation Unit Value at end of
   period                                 $1.868         $1.898         $1.929         $1.960         $1.992
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,043          4,151          5,345          6,042          8,858
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.982         $9.223         $9.471         $9.725         $9.979
  Accumulation Unit Value at end of
   period                                 $8.747         $8.982         $9.223         $9.471         $9.725
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.428         $1.240         $1.285         $1.139         $0.931
  Accumulation Unit Value at end of
   period                                 $1.854         $1.428         $1.240         $1.285         $1.139
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,046          3,922          5,205          5,730          4,321
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.162        $13.308        $13.939        $12.482        $10.305
  Accumulation Unit Value at end of
   period                                $19.482        $15.162        $13.308        $13.939        $12.482
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              3              4              2              -
INVESCO V.I. AMERICAN VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.906        $12.937        $13.038        $10.843         $7.917
  Accumulation Unit Value at end of
   period                                $19.647        $14.906        $12.937        $13.038        $10.843
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 45             64             62             81             78
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.056        $16.714        $17.022        $14.306        $10.556
  Accumulation Unit Value at end of
   period                                $24.856        $19.056        $16.714        $17.022        $14.306
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $3.269         $3.174         $3.077         $3.066
  Accumulation Unit Value at end of
   period                                 $2.972         $3.269         $3.174         $3.077
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             13,359         12,395          6,762          1,443
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.135         $1.105         $1.080         $1.081
  Accumulation Unit Value at end of
   period                                 $1.110         $1.135         $1.105         $1.080
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             20,225         18,579          9,068          1,727
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD ULTRASHORT BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.012         $1.948         $1.891         $1.871
  Accumulation Unit Value at end of
   period                                 $2.023         $2.012         $1.948         $1.891
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             12,392          4,639          2,397            901
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.433         $1.337         $1.115         $1.037
  Accumulation Unit Value at end of
   period                                 $0.931         $1.433         $1.337         $1.115
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,669          2,425            167             81
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
INVESCO V.I. AMERICAN VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.734        $12.952        $10.911         $9.630
  Accumulation Unit Value at end of
   period                                 $7.917        $13.734        $12.952        $10.911
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 84             69             31              1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

APP II-8

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.670        $14.243        $14.785        $12.985        $10.276
  Accumulation Unit Value at end of
   period                                $22.255        $16.670        $14.243        $14.785        $12.985
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                177            259            332            359            403
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.333        $14.102        $14.793        $13.129        $10.499
  Accumulation Unit Value at end of
   period                                $21.577        $16.333        $14.102        $14.793        $13.129
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              -              1              1              -
INVESCO V.I. GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.675        $14.818        $15.405        $13.953        $11.424
  Accumulation Unit Value at end of
   period                                $21.953        $16.675        $14.818        $15.405        $13.953
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                126            191            234            256            276
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.491        $13.013        $13.672        $12.513        $10.353
  Accumulation Unit Value at end of
   period                                $18.878        $14.491        $13.013        $13.672        $12.513
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              2              2              -              -
INVESCO V.I. MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.981              -              -              -              -
  Accumulation Unit Value at end of
   period                                 $9.908              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 93              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.967              -              -              -              -
  Accumulation Unit Value at end of
   period                                 $9.847              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10              -              -              -              -
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.085        $13.621        $13.260        $11.996         $9.076
  Accumulation Unit Value at end of
   period                                $16.059        $15.085        $13.621        $13.260        $11.996
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                281            370            416            435            451
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.738        $15.273        $15.024        $13.736        $10.502
  Accumulation Unit Value at end of
   period                                $17.632        $16.738        $15.273        $15.024        $13.736
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              2              2              -              -
LORD ABBETT CALIBRATED DIVIDEND GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.707        $11.482        $11.644        $10.310         $8.489
  Accumulation Unit Value at end of
   period                                $15.998        $12.707        $11.482        $11.644        $10.310
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 36             36             49             50             61
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.944        $13.645        $13.984        $12.512        $10.411
  Accumulation Unit Value at end of
   period                                $18.617        $14.944        $13.645        $13.984        $12.512
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  ----------------------------------------------------------
INVESCO V.I. COMSTOCK FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.264        $16.920        $14.816        $14.064
  Accumulation Unit Value at end of
   period                                $10.276        $16.264        $16.920        $14.816
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                435            466            298             65
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
INVESCO V.I. GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.123        $16.971        $14.870        $13.596
  Accumulation Unit Value at end of
   period                                $11.424        $17.123        $16.971        $14.870
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                295            270             67             13
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
INVESCO V.I. MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -(a)
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -(a)
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.183        $10.702         $9.946         $9.561
  Accumulation Unit Value at end of
   period                                 $9.076        $11.183        $10.702         $9.946
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                396            283            114             10
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
LORD ABBETT CALIBRATED DIVIDEND GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.687        $11.511        $10.211         $9.642
  Accumulation Unit Value at end of
   period                                 $8.489        $11.687        $11.511        $10.211
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 59             47             34              9
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

                                                                    APP II-9

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT CLASSIC STOCK PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.300        $10.860        $12.014        $10.697         $8.661
  Accumulation Unit Value at end of
   period                                $15.718        $12.300        $10.860        $12.014        $10.697
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 40             54             64             86             86
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.783        $12.297        $13.748        $12.371        $10.122
  Accumulation Unit Value at end of
   period                                $17.430        $13.783        $12.297        $13.748        $12.371
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
LORD ABBETT FUNDAMENTAL EQUITY
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.021        $11.965        $12.729        $10.867         $8.765
  Accumulation Unit Value at end of
   period                                $17.396        $13.021        $11.965        $12.729        $10.867
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 98            120            135             86            103
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.803        $13.746        $14.779        $12.750        $10.393
  Accumulation Unit Value at end of
   period                                $19.572        $14.803        $13.746        $14.779        $12.750
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              -              -
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.334         $9.369        $10.136         $8.772         $7.497
  Accumulation Unit Value at end of
   period                                $13.822        $10.334         $9.369        $10.136         $8.772
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                733          1,001          1,206          1,394          1,500
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.667        $12.521        $13.689        $11.972        $10.340
  Accumulation Unit Value at end of
   period                                $18.089        $13.667        $12.521        $13.689        $11.972
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              -              -              -              -
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.076         $9.889        $10.189         $9.486         $6.686
  Accumulation Unit Value at end of
   period                                $14.108        $11.076         $9.889        $10.189         $9.486
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                324            441            555            653            716
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.300        $14.707        $15.313        $14.407        $10.262
  Accumulation Unit Value at end of
   period                                $20.546        $16.300        $14.707        $15.313        $14.407
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              -              -              1              -
OPPENHEIMER DISCOVERY MID CAP GROWTH
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.764         $9.415         $9.488         $7.582         $5.825
  Accumulation Unit Value at end of
   period                                $14.367        $10.764         $9.415         $9.488         $7.582
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 27             57             66             41             37
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.342        $16.213        $16.510        $13.332        $10.351
  Accumulation Unit Value at end of
   period                                $24.226        $18.342        $16.213        $16.510        $13.332
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
LORD ABBETT CLASSIC STOCK PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.807        $11.758        $10.581        $10.000
  Accumulation Unit Value at end of
   period                                 $8.661        $12.807        $11.758        $10.581
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 66             43             28              9
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
LORD ABBETT FUNDAMENTAL EQUITY
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.486        $11.889        $10.538         $9.508
  Accumulation Unit Value at end of
   period                                 $8.765        $12.486        $11.889        $10.538
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                111             91             51             10
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.982        $11.770        $10.198         $9.583
  Accumulation Unit Value at end of
   period                                 $7.497        $11.982        $11.770        $10.198
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,672          1,421            600             30
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.504        $11.159        $10.530         $9.696
  Accumulation Unit Value at end of
   period                                 $6.686        $12.504        $11.159        $10.530
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                781            539            254             44
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
OPPENHEIMER DISCOVERY MID CAP GROWTH
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.654        $11.168        $11.049         $9.483
  Accumulation Unit Value at end of
   period                                 $5.825        $11.654        $11.168        $11.049
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 43             29             15              4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

APP II-10

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.561        $11.392        $12.655        $11.114         $8.104
  Accumulation Unit Value at end of
   period                                $16.948        $13.561        $11.392        $12.655        $11.114
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                850          1,252          1,496          1,740          1,882
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.081        $14.501        $16.279        $14.447        $10.646
  Accumulation Unit Value at end of
   period                                $21.125        $17.081        $14.501        $16.279        $14.447
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              1              1              -              -
OPPENHEIMER MAIN STREET FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.766        $10.252        $10.451         $9.168         $7.278
  Accumulation Unit Value at end of
   period                                $15.219        $11.766        $10.252        $10.451         $9.168
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 39             56             65             82             89
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.122        $14.197        $14.624        $12.965        $10.401
  Accumulation Unit Value at end of
   period                                $20.637        $16.122        $14.197        $14.624        $12.965
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
OPPENHEIMER MAIN STREET SMALL CAP
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.209        $11.406        $11.873         $9.804         $7.278
  Accumulation Unit Value at end of
   period                                $18.280        $13.209        $11.406        $11.873         $9.804
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                312            461            571            655            729
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.787        $16.394        $17.245        $14.391        $10.795
  Accumulation Unit Value at end of
   period                                $25.729        $18.787        $16.394        $17.245        $14.391
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              1              1              1              -
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $21.863        $19.920        $20.903        $18.852        $12.330
  Accumulation Unit Value at end of
   period                                $23.197        $21.863        $19.920        $20.903        $18.852
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                180            232            283            296            290
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.741        $16.334        $17.322        $15.786        $10.434
  Accumulation Unit Value at end of
   period                                $18.627        $17.741        $16.334        $17.322        $15.786
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              5              5              -              -
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.086        $14.553        $14.509        $13.092        $10.438
  Accumulation Unit Value at end of
   period                                $22.266        $17.086        $14.553        $14.509        $13.092
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 27             37             39             42             48
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.367        $14.087        $14.193        $12.942        $10.427
  Accumulation Unit Value at end of
   period                                $21.106        $16.367        $14.087        $14.193        $12.942
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              -              -              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
OPPENHEIMER GLOBAL FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.801        $13.219        $11.445         $9.607
  Accumulation Unit Value at end of
   period                                 $8.104        $13.801        $13.219        $11.445
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,069          1,829            771             42
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
OPPENHEIMER MAIN STREET FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.051        $11.757        $10.410         $9.592
  Accumulation Unit Value at end of
   period                                 $7.278        $12.051        $11.757        $10.410
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 82             79             56              9
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
OPPENHEIMER MAIN STREET SMALL CAP
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.929        $12.292        $10.893         $9.300
  Accumulation Unit Value at end of
   period                                 $7.278        $11.929        $12.292        $10.893
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                818            767            425             69
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.109        $17.671        $16.893        $16.626
  Accumulation Unit Value at end of
   period                                $12.330        $18.109        $17.671        $16.893
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                210            228            114             15
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

                                                                   APP II-11

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT GEORGE PUTNAM BALANCED FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.699        $10.564        $10.445         $9.577         $7.746
  Accumulation Unit Value at end of
   period                                $13.597        $11.699        $10.564        $10.445         $9.577
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             35             46             39             40
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.970        $13.660        $13.649        $12.646        $10.337
  Accumulation Unit Value at end of
   period                                $17.217        $14.970        $13.660        $13.649        $12.646
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              -              -              -              -
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $40.082        $35.664        $36.392        $32.243        $24.232
  Accumulation Unit Value at end of
   period                                $47.135        $40.082        $35.664        $36.392        $32.243
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6             13             18             16             11
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.566        $14.895        $15.360        $13.752        $10.444
  Accumulation Unit Value at end of
   period                                $19.277        $16.566        $14.895        $15.360        $13.752
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $51.031        $43.524        $46.379        $41.203        $32.252
  Accumulation Unit Value at end of
   period                                $68.139        $51.031        $43.524        $46.379        $41.203
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              7              8              8              8
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.553        $13.405        $14.436        $12.960        $10.252
  Accumulation Unit Value at end of
   period                                $20.551        $15.553        $13.405        $14.436        $12.960
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.392        $15.329        $18.752        $17.318        $14.119
  Accumulation Unit Value at end of
   period                                $23.181        $18.392        $15.329        $18.752        $17.318
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                178            259            308            322            350
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.344        $11.239        $13.894        $12.967        $10.684
  Accumulation Unit Value at end of
   period                                $16.643        $13.344        $11.239        $13.894        $12.967
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              1              1              1              -
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.890         $5.752         $6.780         $6.431         $5.178
  Accumulation Unit Value at end of
   period                                 $8.287         $6.890         $5.752         $6.780         $6.431
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 50             17             24             12              6
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.704        $11.563        $13.772        $13.201        $10.742
  Accumulation Unit Value at end of
   period                                $16.310        $13.704        $11.563        $13.772        $13.201
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
PUTNAM VT GEORGE PUTNAM BALANCED FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.278        $13.365        $12.134        $11.639
  Accumulation Unit Value at end of
   period                                 $7.746        $13.278        $13.365        $12.134
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 41             27              8              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $36.928        $36.452        $32.820        $30.837
  Accumulation Unit Value at end of
   period                                $24.232        $36.928        $36.452        $32.820
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12              7              4              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $53.461        $57.815        $50.684        $47.143
  Accumulation Unit Value at end of
   period                                $32.252        $53.461        $57.815        $50.684
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              8              2              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $25.598        $24.003        $19.096        $16.749
  Accumulation Unit Value at end of
   period                                $14.119        $25.598        $24.003        $19.096
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                410            375            241             53
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.748         $9.864              -              -
  Accumulation Unit Value at end of
   period                                 $5.178         $9.748              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

APP II-12

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.866         $8.581         $8.716         $7.774         $6.038
  Accumulation Unit Value at end of
   period                                $13.120         $9.866         $8.581         $8.716         $7.774
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                284            396            531            592            651
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.948        $14.017        $14.388        $12.969        $10.179
  Accumulation Unit Value at end of
   period                                $20.987        $15.948        $14.017        $14.388        $12.969
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              -              -              -              -
PUTNAM VT MULTI-CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.286        $11.562        $12.378        $10.727              -
  Accumulation Unit Value at end of
   period                                $17.840        $13.286        $11.562        $12.378              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21              3              3              2              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.963        $11.400        $12.333        $10.719              -
  Accumulation Unit Value at end of
   period                                $17.224        $12.963        $11.400        $12.333              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $23.365        $20.208        $21.552        $17.383        $13.429
  Accumulation Unit Value at end of
   period                                $32.101        $23.365        $20.208        $21.552        $17.383
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 83            128            153            182            205
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.855        $15.605        $16.819        $13.709        $10.702
  Accumulation Unit Value at end of
   period                                $24.275        $17.855        $15.605        $16.819        $13.709
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              -              -              -              -
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $60.452        $53.775        $66.516        $55.951        $34.689
  Accumulation Unit Value at end of
   period                                $85.506        $60.452        $53.775        $66.516        $55.951
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              4              7              7              7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.546        $15.773        $19.716        $16.760        $10.500
  Accumulation Unit Value at end of
   period                                $24.559        $17.546        $15.773        $19.716        $16.760
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
UIF EMERGING MARKETS EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.806        $15.098        $18.763        $16.029         $9.574
  Accumulation Unit Value at end of
   period                                $17.331        $17.806        $15.098        $18.763        $16.029
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                102            165            203            183            177
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.038        $16.313        $20.487        $17.686        $10.675
  Accumulation Unit Value at end of
   period                                $18.337        $19.038        $16.313        $20.487        $17.686
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              1              1              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.150        $10.876         $9.700         $8.601
  Accumulation Unit Value at end of
   period                                 $6.038        $10.150        $10.876         $9.700
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                759            341             25              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
PUTNAM VT MULTI-CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $22.504        $26.199        $22.697        $19.908
  Accumulation Unit Value at end of
   period                                $13.429        $22.504        $26.199        $22.697
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                234            242            149             20
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $55.979        $53.906        $51.952        $46.089
  Accumulation Unit Value at end of
   period                                $34.689        $55.979        $53.906        $51.952
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              2              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
UIF EMERGING MARKETS EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $22.490        $16.270        $12.052         $9.032
  Accumulation Unit Value at end of
   period                                 $9.574        $22.490        $16.270        $12.052
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                159            168             75             13
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

                                                                   APP II-13

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
UIF MID CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.648        $14.656        $16.044        $12.325         $7.958
  Accumulation Unit Value at end of
   period                                $21.173        $15.648        $14.656        $16.044        $12.325
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 89             96            119            139            139
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.380        $18.343        $20.291        $15.752        $10.278
  Accumulation Unit Value at end of
   period                                $25.948        $19.380        $18.343        $20.291        $15.752
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
STERLING CAPITAL EQUITY INCOME VIF
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.395         $1.241         $1.314         $1.193         $1.023
  Accumulation Unit Value at end of
   period                                 $1.617         $1.395         $1.241         $1.314         $1.193
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                177            189            211            233            259
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.293        $11.944        $12.780        $11.725        $10.161
  Accumulation Unit Value at end of
   period                                $15.243        $13.293        $11.944        $12.780        $11.725
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
STERLING CAPITAL SPECIAL OPPORTUNITIES
 VIF
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.948         $1.731         $1.824         $1.594         $1.129
  Accumulation Unit Value at end of
   period                                 $2.431         $1.948         $1.731         $1.824         $1.594
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                416            497            723            819            895
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.639        $15.842        $16.863        $14.897        $10.657
  Accumulation Unit Value at end of
   period                                $21.784        $17.639        $15.842        $16.863        $14.897
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
STERLING CAPITAL TOTAL RETURN BOND VIF
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.366         $1.308         $1.253         $1.181         $1.105
  Accumulation Unit Value at end of
   period                                 $1.323         $1.366         $1.308         $1.253         $1.181
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                204            276            264            323            365
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.206        $11.811        $11.430        $10.894        $10.302
  Accumulation Unit Value at end of
   period                                $11.700        $12.206        $11.811        $11.430        $10.894
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
PIONEER FUND VCT PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.107         $1.023         $1.089         $0.956         $0.778
  Accumulation Unit Value at end of
   period                                 $1.448         $1.107         $1.023         $1.089         $0.956
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             11             15             28             51
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.847        $12.932        $13.913        $12.345        $10.149
  Accumulation Unit Value at end of
   period                                $17.933        $13.847        $12.932        $13.913        $12.345
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
UIF MID CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.205        $12.601        $11.732         $9.494
  Accumulation Unit Value at end of
   period                                 $7.958        $15.205        $12.601        $11.732
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                130             96             29              6
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
STERLING CAPITAL EQUITY INCOME VIF
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.661         $1.793         $1.502         $1.410
  Accumulation Unit Value at end of
   period                                 $1.023         $1.661         $1.793         $1.502
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                312            261             25             73
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
STERLING CAPITAL SPECIAL OPPORTUNITIES
 VIF
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.730         $1.550         $1.263         $1.174
  Accumulation Unit Value at end of
   period                                 $1.129         $1.730         $1.550         $1.263
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                881            757            383             72
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
STERLING CAPITAL TOTAL RETURN BOND VIF
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.087         $1.037         $1.018         $1.017
  Accumulation Unit Value at end of
   period                                 $1.105         $1.087         $1.037         $1.018
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                336            318            115              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
PIONEER FUND VCT PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.204         $1.167         $1.020         $0.995
  Accumulation Unit Value at end of
   period                                 $0.778         $1.204         $1.167         $1.020
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 58             60             40             23
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

APP II-14

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL
 EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.003         $0.897         $1.045              -              -
  Accumulation Unit Value at end of
   period                                 $1.184         $1.003         $0.897              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                403            496            599              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.020        $11.760        $13.847              -              -
  Accumulation Unit Value at end of
   period                                $15.208        $13.020        $11.760              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT OMEGA GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.953         $0.802         $0.861         $0.730         $0.515
  Accumulation Unit Value at end of
   period                                 $1.315         $0.953         $0.802         $0.861         $0.730
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 53             54             63             77             81
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.848        $16.027        $17.389        $14.906        $10.631
  Accumulation Unit Value at end of
   period                                $25.738        $18.848        $16.027        $17.389        $14.906
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT OPPORTUNITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.937        $10.474        $10.000              -              -
  Accumulation Unit Value at end of
   period                                $15.389        $11.937        $10.474              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.770        $10.437        $10.000              -              -
  Accumulation Unit Value at end of
   period                                $15.015        $11.770        $10.437              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.793        $12.024        $12.773        $10.000              -
  Accumulation Unit Value at end of
   period                                $18.956        $12.793        $12.024        $12.773              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 30             42             52             63              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.468        $11.842        $12.712        $10.000              -
  Accumulation Unit Value at end of
   period                                $18.281        $12.468        $11.842        $12.712              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              1              1              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL
 EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
WELLS FARGO ADVANTAGE VT OMEGA GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.719         $0.653         $0.626         $0.556
  Accumulation Unit Value at end of
   period                                 $0.515         $0.719         $0.653         $0.626
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28             12             12              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
WELLS FARGO ADVANTAGE VT OPPORTUNITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

                                                                   APP II-15

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.549        $11.153        $12.193        $10.000              -
  Accumulation Unit Value at end of
   period                                $14.206        $12.549        $11.153        $12.193              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 96            106            139            160              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.230        $10.984        $12.135        $10.000              -
  Accumulation Unit Value at end of
   period                                $13.700        $12.230        $10.984        $12.135              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              1              1              -
HUNTINGTON VA DIVIDEND CAPTURE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.655         $1.509         $1.432         $1.264         $1.027
  Accumulation Unit Value at end of
   period                                 $1.954         $1.655         $1.509         $1.432         $1.264
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                201            212            240            291            311
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.217        $15.861        $15.211        $13.568        $11.136
  Accumulation Unit Value at end of
   period                                $20.114        $17.217        $15.861        $15.211        $13.568
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HUNTINGTON VA GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.785         $0.722         $0.757         $0.700         $0.614
  Accumulation Unit Value at end of
   period                                 $1.033         $0.785         $0.722         $0.757         $0.700
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                105            163            210            240            266
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.488        $11.610        $12.297        $11.493        $10.177
  Accumulation Unit Value at end of
   period                                $16.265        $12.488        $11.610        $12.297        $11.493
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HUNTINGTON VA INCOME EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.241         $1.138         $1.081         $0.982         $0.821
  Accumulation Unit Value at end of
   period                                 $1.512         $1.241         $1.138         $1.081         $0.982
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 39             61             73            100            108
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.204        $14.099        $13.523        $12.421        $10.488
  Accumulation Unit Value at end of
   period                                $18.332        $15.204        $14.099        $13.523        $12.421
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HUNTINGTON VA INTERNATIONAL EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.980        $11.566        $13.287        $12.366         $9.415
  Accumulation Unit Value at end of
   period                                $15.700        $12.980        $11.566        $13.287        $12.366
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             19             25             26             26
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.097        $12.694        $14.738        $13.861        $10.664
  Accumulation Unit Value at end of
   period                                $16.874        $14.097        $12.694        $14.738        $13.861
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HUNTINGTON VA DIVIDEND CAPTURE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.451         $1.570         $1.369         $1.316
  Accumulation Unit Value at end of
   period                                 $1.027         $1.451         $1.570         $1.369
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                375            423            257             10
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HUNTINGTON VA GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.004         $0.890         $0.839         $0.811
  Accumulation Unit Value at end of
   period                                 $0.614         $1.004         $0.890         $0.839
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                275            145             23              6
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HUNTINGTON VA INCOME EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.341         $1.350         $1.219         $1.181
  Accumulation Unit Value at end of
   period                                 $0.821         $1.341         $1.350         $1.219
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                112             86             30              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HUNTINGTON VA INTERNATIONAL EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.094        $14.373        $11.613        $10.095
  Accumulation Unit Value at end of
   period                                 $9.415        $16.094        $14.373        $11.613
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26             21              5              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

APP II-16

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
HUNTINGTON VA MID CORP AMERICA FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.814         $1.608         $1.681         $1.391         $1.053
  Accumulation Unit Value at end of
   period                                 $2.362         $1.814         $1.608         $1.681         $1.391
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                102            134             98            124            136
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.272        $15.478        $16.346        $13.669        $10.456
  Accumulation Unit Value at end of
   period                                $22.261        $17.272        $15.478        $16.346        $13.669
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HUNTINGTON VA MORTGAGE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.090        $11.887        $11.471        $11.113        $10.707
  Accumulation Unit Value at end of
   period                                $11.697        $12.090        $11.887        $11.471        $11.113
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              6              9             11             11
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.034        $10.963        $10.691        $10.466        $10.191
  Accumulation Unit Value at end of
   period                                $10.564        $11.034        $10.963        $10.691        $10.466
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HUNTINGTON VA ROTATING MARKETS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.396         $1.326         $1.261         $1.194         $0.910
  Accumulation Unit Value at end of
   period                                 $1.709         $1.396         $1.326         $1.261         $1.194
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                150            191            223            249            276
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.942        $14.347        $13.789        $13.191        $10.156
  Accumulation Unit Value at end of
   period                                $18.107        $14.942        $14.347        $13.789        $13.191
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HUNTINGTON VA SITUS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.669         $1.383         $1.418         $1.112         $0.850
  Accumulation Unit Value at end of
   period                                 $2.167         $1.669         $1.383         $1.418         $1.112
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                292            370            499            607            642
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.970        $16.722        $17.329        $13.729        $10.603
  Accumulation Unit Value at end of
   period                                $25.656        $19.970        $16.722        $17.329        $13.729
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT DISCOVERY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.631        $15.216        $15.397        $11.542         $8.359
  Accumulation Unit Value at end of
   period                                $24.951        $17.631        $15.216        $15.397        $11.542
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.636        $17.998        $18.403        $13.942        $10.203
  Accumulation Unit Value at end of
   period                                $28.900        $20.636        $17.998        $18.403        $13.942
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
HUNTINGTON VA MID CORP AMERICA FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.749         $1.634         $1.549         $1.358
  Accumulation Unit Value at end of
   period                                 $1.053         $1.749         $1.634         $1.549
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                139            144             46              3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HUNTINGTON VA MORTGAGE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.651        $10.414         $9.993        $10.032
  Accumulation Unit Value at end of
   period                                $10.707        $10.651        $10.414         $9.993
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             10              3              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HUNTINGTON VA ROTATING MARKETS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.596         $1.486         $1.262         $1.115
  Accumulation Unit Value at end of
   period                                 $0.910         $1.596         $1.486         $1.262
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                320            272             33              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HUNTINGTON VA SITUS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.469         $1.340         $1.299         $1.084
  Accumulation Unit Value at end of
   period                                 $0.850         $1.469         $1.340         $1.299
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                683            609            230             10
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
WELLS FARGO ADVANTAGE VT DISCOVERY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.265        $12.681        $11.239        $10.522
  Accumulation Unit Value at end of
   period                                 $8.359        $15.265        $12.681        $11.239
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

                                                                   APP II-17

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.423         $1.279         $1.220         $1.095         $0.963
  Accumulation Unit Value at end of
   period                                 $1.675         $1.423         $1.279         $1.220         $1.095
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.760        $13.408        $12.930        $11.720        $10.423
  Accumulation Unit Value at end of
   period                                $17.196        $14.760        $13.408        $12.930        $11.720
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT INTERNATIONAL
 EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.656        $10.437        $12.177        $10.085              -
  Accumulation Unit Value at end of
   period                                $13.710        $11.656        $10.437        $12.177              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.351        $10.271        $12.111        $10.078              -
  Accumulation Unit Value at end of
   period                                $13.212        $11.351        $10.271        $12.111              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT INTRINSIC
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.280         $1.089         $1.131         $1.010         $0.878
  Accumulation Unit Value at end of
   period                                 $1.642         $1.280         $1.089         $1.131         $1.010
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.213        $12.216        $12.821        $11.566        $10.162
  Accumulation Unit Value at end of
   period                                $18.037        $14.213        $12.216        $12.821        $11.566
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT OMEGA GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.876        $11.711        $12.598        $10.000              -
  Accumulation Unit Value at end of
   period                                $19.102        $13.876        $11.711        $12.598              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.523        $11.534        $12.539        $10.000              -
  Accumulation Unit Value at end of
   period                                $18.422        $13.523        $11.534        $12.539              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.381         $1.304         $1.182         $1.113
  Accumulation Unit Value at end of
   period                                 $0.963         $1.381         $1.304         $1.182
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
WELLS FARGO ADVANTAGE VT INTERNATIONAL
 EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
WELLS FARGO ADVANTAGE VT INTRINSIC
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.404         $1.388         $1.190         $1.132
  Accumulation Unit Value at end of
   period                                 $0.878         $1.404         $1.388         $1.190
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
WELLS FARGO ADVANTAGE VT OMEGA GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

APP II-18

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.860        $12.191        $13.111        $10.765         $7.404
  Accumulation Unit Value at end of
   period                                $17.825        $13.860        $12.191        $13.111        $10.765
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.563        $16.500        $17.933        $14.880        $10.342
  Accumulation Unit Value at end of
   period                                $23.624        $18.563        $16.500        $17.933        $14.880
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.677         $1.580         $1.682         $1.348         $0.898
  Accumulation Unit Value at end of
   period                                 $2.479         $1.677         $1.580         $1.682         $1.348
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.308        $18.380        $19.783        $16.024        $10.779
  Accumulation Unit Value at end of
   period                                $28.249        $19.308        $18.380        $19.783        $16.024
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT SMALL CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.668        $12.183        $13.349        $11.569         $7.339
  Accumulation Unit Value at end of
   period                                $15.436        $13.668        $12.183        $13.349        $11.569
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.723        $16.865        $18.675        $16.354        $10.484
  Accumulation Unit Value at end of
   period                                $20.924        $18.723        $16.865        $18.675        $16.354
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT TOTAL RETURN
 BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.596         $1.528         $1.433         $1.361         $1.234
  Accumulation Unit Value at end of
   period                                 $1.532         $1.596         $1.528         $1.433         $1.361
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.838        $12.424        $11.777        $11.297        $10.355
  Accumulation Unit Value at end of
   period                                $12.198        $12.838        $12.424        $11.777        $11.297
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.560        $11.969        $10.837        $10.327
  Accumulation Unit Value at end of
   period                                 $7.404        $12.560        $11.969        $10.837
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.557         $1.390         $1.151         $0.962
  Accumulation Unit Value at end of
   period                                 $0.898         $1.557         $1.390         $1.151
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
WELLS FARGO ADVANTAGE VT SMALL CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.448        $13.761        $12.083        $10.823
  Accumulation Unit Value at end of
   period                                 $7.339        $13.448        $13.761        $12.083
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
WELLS FARGO ADVANTAGE VT TOTAL RETURN
 BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.225         $1.172         $1.147         $1.145
  Accumulation Unit Value at end of
   period                                 $1.234         $1.225         $1.172         $1.147
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -



(a)  Inception date July 15, 2013.

                                                                   APP II-19

-------------------------------------------------------------------------------


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY



                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.992        $10.748        $11.266        $10.379         $8.474
  Accumulation Unit Value at end of
   period                                $13.723        $11.992        $10.748        $11.266        $10.379
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                458          1,091          1,416          1,815          2,221
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.251        $12.907        $13.671        $12.728        $10.502
  Accumulation Unit Value at end of
   period                                $16.137        $14.251        $12.907        $13.671        $12.728
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -             13              -              -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.516         $6.627         $8.021         $7.238         $5.282
  Accumulation Unit Value at end of
   period                                 $8.382         $7.516         $6.627         $8.021         $7.238
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                168            345            497            575            613
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.637        $13.042        $15.952        $14.546        $10.728
  Accumulation Unit Value at end of
   period                                $16.153        $14.637        $13.042        $15.952        $14.546
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.479         $7.545         $9.517         $9.272         $7.012
  Accumulation Unit Value at end of
   period                                $10.242         $8.479         $7.545         $9.517         $9.272
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,481          4,134          4,896          5,216          5,545
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.298        $11.059        $14.096        $13.878        $10.606
  Accumulation Unit Value at end of
   period                                $14.699        $12.298        $11.059        $14.096        $13.878
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             13             12              3              -
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.733        $11.778        $13.098        $10.514         $7.488
  Accumulation Unit Value at end of
   period                                $18.601        $13.733        $11.778        $13.098        $10.514
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                310            474            602            724            656
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.195        $16.637        $18.696        $15.165        $10.916
  Accumulation Unit Value at end of
   period                                $25.729        $19.195        $16.637        $18.696        $15.165
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              -              -              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.337        $11.910        $10.638         $9.737
  Accumulation Unit Value at end of
   period                                 $8.474        $12.337        $11.910        $10.638
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,561          1,977            838            136
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.517        $10.365              -              -
  Accumulation Unit Value at end of
   period                                 $5.282        $10.517              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                518             35              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.252        $14.678        $11.038         $9.315
  Accumulation Unit Value at end of
   period                                 $7.012        $15.252        $14.678        $11.038
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,259          5,796          3,145            706
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.843        $11.853        $10.546         $9.413
  Accumulation Unit Value at end of
   period                                 $7.488        $11.843        $11.853        $10.546
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                795            878            369             83
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

APP II-20

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.440         $8.302         $8.767         $7.995         $6.712
  Accumulation Unit Value at end of
   period                                $12.680         $9.440         $8.302         $8.767         $7.995
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                642          1,881          2,572          3,029          3,181
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.045        $12.482        $13.320        $12.276        $10.415
  Accumulation Unit Value at end of
   period                                $18.669        $14.045        $12.482        $13.320        $12.276
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12              8              7              3              -
FIDELITYVIP CONTRAFUNDPORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.559        $11.863        $12.399        $10.775         $8.082
  Accumulation Unit Value at end of
   period                                $17.474        $13.559        $11.863        $12.399        $10.775
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,201          6,252          7,895          9,871         11,211
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.427        $14.523        $15.341        $13.472        $10.212
  Accumulation Unit Value at end of
   period                                $20.949        $16.427        $14.523        $15.341        $13.472
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13              7              7              2              -
FIDELITYVIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.845         $8.183         $8.552         $7.365         $5.511
  Accumulation Unit Value at end of
   period                                $13.395         $9.845         $8.183         $8.552         $7.365
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                140             59             55             58             41
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.071        $15.179        $16.030        $13.951        $10.550
  Accumulation Unit Value at end of
   period                                $24.330        $18.071        $15.179        $16.030        $13.951
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FIDELITY VIP EQUITY-INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.333         $9.838         $9.932         $8.782         $6.870
  Accumulation Unit Value at end of
   period                                $14.257        $11.333         $9.838         $9.932         $8.782
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                922          1,583          2,074          2,482          2,721
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.207        $14.217        $14.504        $12.960        $10.246
  Accumulation Unit Value at end of
   period                                $20.175        $16.207        $14.217        $14.504        $12.960
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11              6              5              1              -
FIDELITYVIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.249        $10.879        $11.058         $9.072         $7.204
  Accumulation Unit Value at end of
   period                                $16.394        $12.249        $10.879        $11.058         $9.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                266            903            747            891          1,007
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.421        $14.739        $15.140        $12.551        $10.072
  Accumulation Unit Value at end of
   period                                $21.749        $16.421        $14.739        $15.140        $12.551
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              3              3              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.562        $12.259        $10.293         $9.626
  Accumulation Unit Value at end of
   period                                 $6.712        $11.562        $12.259        $10.293
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,363          2,773          1,530            395
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
FIDELITYVIP CONTRAFUNDPORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.331        $12.414        $11.320         $9.562
  Accumulation Unit Value at end of
   period                                 $8.082        $14.331        $12.414        $11.320
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             12,634         11,162          5,354            748
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
FIDELITYVIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.548         $9.642              -              -
  Accumulation Unit Value at end of
   period                                 $5.511         $9.548              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28              4              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
FIDELITY VIP EQUITY-INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.208        $12.249        $10.378         $9.543
  Accumulation Unit Value at end of
   period                                 $6.870        $12.208        $12.249        $10.378
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,956          2,463          1,476            397
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
FIDELITYVIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.892        $11.145        $10.627         $9.553
  Accumulation Unit Value at end of
   period                                 $7.204        $13.892        $11.145        $10.627
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,136          1,140            547             70
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

                                                                   APP II-21

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
FIDELITYVIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.355        $12.733        $14.513        $11.470         $8.340
  Accumulation Unit Value at end of
   period                                $19.195        $14.355        $12.733        $14.513        $11.470
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                850          1,563          1,984          2,421          2,613
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.321        $15.525        $17.883        $14.282        $10.494
  Accumulation Unit Value at end of
   period                                $22.919        $17.321        $15.525        $17.883        $14.282
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              5              6              4              -
FIDELITYVIP VALUE STRATEGIES PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.715        $10.168        $11.359         $9.136         $5.907
  Accumulation Unit Value at end of
   period                                $16.290        $12.715        $10.168        $11.359         $9.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                115            225            187            272            296
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $22.165        $17.912        $20.221        $16.435        $10.739
  Accumulation Unit Value at end of
   period                                $28.101        $22.165        $17.912        $20.221        $16.435
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              -              -              -              -
HARTFORD BALANCED HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.651         $5.126         $5.114         $4.634         $3.614
  Accumulation Unit Value at end of
   period                                 $6.740         $5.651         $5.126         $5.114         $4.634
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                732          1,400          1,625          1,892          1,799
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.527        $14.233        $14.349        $13.139        $10.356
  Accumulation Unit Value at end of
   period                                $18.325        $15.527        $14.233        $14.349        $13.139
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              2              3              -              -
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.327        $10.584        $12.140        $10.588         $7.386
  Accumulation Unit Value at end of
   period                                $16.872        $12.327        $10.584        $12.140        $10.588
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,291          1,058          1,404          1,743          1,492
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.705        $14.495        $16.801        $14.808        $10.439
  Accumulation Unit Value at end of
   period                                $22.626        $16.705        $14.495        $16.801        $14.808
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14              6              6              1              -
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.466         $1.267         $1.272         $1.134         $0.917
  Accumulation Unit Value at end of
   period                                 $1.960         $1.466         $1.267         $1.272         $1.134
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             18,678         34,097         41,926         54,187         63,590
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.982        $13.952        $14.164        $12.753        $10.422
  Accumulation Unit Value at end of
   period                                $21.139        $15.982        $13.952        $14.164        $12.753
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 47             28             19              2              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
FIDELITYVIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.032        $12.362        $11.176         $9.318
  Accumulation Unit Value at end of
   period                                 $8.340        $14.032        $12.362        $11.176
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,667          2,559          1,641            413
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
FIDELITYVIP VALUE STRATEGIES PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.322        $11.874        $10.401         $8.953
  Accumulation Unit Value at end of
   period                                 $5.907        $12.322        $11.874        $10.401
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                291            310             65             16
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD BALANCED HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.372         $5.119         $4.699         $4.355
  Accumulation Unit Value at end of
   period                                 $3.614         $5.372         $5.119         $4.699
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,813          1,621          1,207            380
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.517              -              -              -
  Accumulation Unit Value at end of
   period                                 $7.386              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                199              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.485         $1.393         $1.259         $1.157
  Accumulation Unit Value at end of
   period                                 $0.917         $1.485         $1.393         $1.259
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             69,767         81,084         55,296         12,076
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

APP II-22

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $4.122         $3.688         $3.698         $3.320         $2.706
  Accumulation Unit Value at end of
   period                                 $5.352         $4.122         $3.688         $3.698         $3.320
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,205         20,335         25,103         28,731         31,727
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.104        $13.654        $13.839        $12.552        $10.338
  Accumulation Unit Value at end of
   period                                $19.405        $15.104        $13.654        $13.839        $12.552
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 30             24             19              6              -
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.835         $1.511         $1.783         $1.586         $1.188
  Accumulation Unit Value at end of
   period                                 $2.462         $1.835         $1.511         $1.783         $1.586
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                502            852          1,063          1,522          1,875
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.603        $12.983        $15.482        $13.915        $10.534
  Accumulation Unit Value at end of
   period                                $20.711        $15.603        $12.983        $15.482        $13.915
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              1              -              -
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.216         $8.768         $9.821         $8.602         $6.150
  Accumulation Unit Value at end of
   period                                $12.970        $10.216         $8.768         $9.821         $8.602
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 66             32             29             28             64
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.685        $14.471        $16.381        $14.499        $10.476
  Accumulation Unit Value at end of
   period                                $20.962        $16.685        $14.471        $16.381        $14.499
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.402         $1.203         $1.343         $1.143         $0.865
  Accumulation Unit Value at end of
   period                                 $1.870         $1.402         $1.203         $1.343         $1.143
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,093          3,535          6,641          7,846          5,030
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.161        $14.014        $15.805        $13.596        $10.400
  Accumulation Unit Value at end of
   period                                $21.324        $16.161        $14.014        $15.805        $13.596
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.780         $1.426         $1.590         $1.374         $1.077
  Accumulation Unit Value at end of
   period                                 $2.378         $1.780         $1.426         $1.590         $1.374
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,422          9,995         12,951         15,691         19,293
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.700        $13.518        $15.232        $13.304        $10.541
  Accumulation Unit Value at end of
   period                                $22.077        $16.700        $13.518        $15.232        $13.304
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              1              -              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $4.069         $3.819         $3.224         $3.001
  Accumulation Unit Value at end of
   period                                 $2.706         $4.069         $3.819         $3.224
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             34,462         30,091         13,978          2,160
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.539         $2.064         $1.837         $1.628
  Accumulation Unit Value at end of
   period                                 $1.188         $2.539         $2.064         $1.837
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,030          2,183          1,154            292
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.478              -              -              -
  Accumulation Unit Value at end of
   period                                 $6.150              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.510         $1.314         $1.277         $1.135
  Accumulation Unit Value at end of
   period                                 $0.865         $1.510         $1.314         $1.277
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,664          4,802          2,764            992
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.014         $1.579         $1.432         $1.148
  Accumulation Unit Value at end of
   period                                 $1.077         $2.014         $1.579         $1.432
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             21,437         16,275          6,715          1,702
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

                                                                   APP II-23

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.030         $1.804         $1.751         $1.532         $1.035
  Accumulation Unit Value at end of
   period                                 $2.126         $2.030         $1.804         $1.751         $1.532
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,524         10,367         11,999         13,633         11,023
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.533        $17.546        $17.209        $15.214        $10.383
  Accumulation Unit Value at end of
   period                                $20.245        $19.533        $17.546        $17.209        $15.214
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16              5              5              4              -
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.398         $4.744         $4.735         $4.193         $3.378
  Accumulation Unit Value at end of
   period                                 $7.010         $5.398         $4.744         $4.735         $4.193
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                565          1,934          1,086          1,235          1,096
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.590        $13.845        $13.964        $12.497        $10.173
  Accumulation Unit Value at end of
   period                                $20.033        $15.590        $13.845        $13.964        $12.497
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              -              -              -              -
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.657         $2.246         $2.653         $2.354         $1.793
  Accumulation Unit Value at end of
   period                                 $3.178         $2.657         $2.246         $2.653         $2.354
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,550         11,132         14,800         17,621         12,744
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.196        $12.982        $15.496        $13.899        $10.694
  Accumulation Unit Value at end of
   period                                $17.988        $15.196        $12.982        $15.496        $13.899
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             13              9              1              -
HARTFORD MIDCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.590        $11.052        $12.281        $10.268              -
  Accumulation Unit Value at end of
   period                                $18.017        $13.590        $11.052        $12.281              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 96             88             88             94              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.235        $10.877        $12.214        $10.258              -
  Accumulation Unit Value at end of
   period                                $17.363        $13.235        $10.877        $12.214              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              3              3              -              -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.781         $2.443         $2.569         $2.103         $1.653
  Accumulation Unit Value at end of
   period                                 $3.951         $2.781         $2.443         $2.569         $2.103
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,981          3,746          5,919          6,964          6,535
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.862        $14.973        $15.910        $13.161        $10.453
  Accumulation Unit Value at end of
   period                                $23.709        $16.862        $14.973        $15.910        $13.161
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              1              1              1              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.406         $1.390         $1.270         $1.220
  Accumulation Unit Value at end of
   period                                 $1.035         $1.406         $1.390         $1.270
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,480          7,498          3,969            846
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.458         $5.272         $4.640         $4.321
  Accumulation Unit Value at end of
   period                                 $3.378         $5.458         $5.272         $4.640
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                814          1,315            670             99
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $3.154         $2.515         $2.053         $1.761
  Accumulation Unit Value at end of
   period                                 $1.793         $3.154         $2.515         $2.053
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             13,685         12,333          7,858          1,782
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD MIDCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.828         $2.515         $2.463              -
  Accumulation Unit Value at end of
   period                                 $1.653         $2.828         $2.515              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,696          3,981            401              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

APP II-24

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
HARTFORD SMALL/MID CAP EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.233         $8.974         $9.223         $7.448         $5.118
  Accumulation Unit Value at end of
   period                                $13.849        $10.233         $8.974         $9.223         $7.448
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                141            637            220            286            297
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.761        $17.512        $18.189        $14.843        $10.307
  Accumulation Unit Value at end of
   period                                $26.463        $19.761        $17.512        $18.189        $14.843
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              2              2              -              -
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.724         $1.492         $1.495         $1.112         $0.835
  Accumulation Unit Value at end of
   period                                 $2.458         $1.724         $1.492         $1.495         $1.112
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,304          4,473          4,895          5,551          5,489
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $21.073        $18.432        $18.662        $14.033        $10.643
  Accumulation Unit Value at end of
   period                                $29.731        $21.073        $18.432        $18.662        $14.033
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11              3              6              -              -
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.610         $5.872         $6.033         $5.340         $3.834
  Accumulation Unit Value at end of
   period                                 $8.603         $6.610         $5.872         $6.033         $5.340
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                297            572            683          1,029          1,180
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.077        $15.330        $15.916        $14.236        $10.329
  Accumulation Unit Value at end of
   period                                $21.994        $17.077        $15.330        $15.916        $14.236
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              -              -
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $3.966         $3.748         $3.560         $3.364         $2.972
  Accumulation Unit Value at end of
   period                                 $3.850         $3.966         $3.748         $3.560         $3.364
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             50,498         30,810         36,946         42,157         45,854
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.121        $12.529        $12.025        $11.485        $10.254
  Accumulation Unit Value at end of
   period                                $12.604        $13.121        $12.529        $12.025        $11.485
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 64             45             29             11              1
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.215         $1.191         $1.153         $1.129         $1.110
  Accumulation Unit Value at end of
   period                                 $1.176         $1.215         $1.191         $1.153         $1.129
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             19,817         41,704         46,604         56,375         62,485
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.521        $10.418        $10.201        $10.092        $10.024
  Accumulation Unit Value at end of
   period                                $10.073        $10.521        $10.418        $10.201        $10.092
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 29             34              7              6              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
HARTFORD SMALL/MID CAP EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.785         $9.510              -              -
  Accumulation Unit Value at end of
   period                                 $5.118         $9.785              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                111              3              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.356         $1.403         $1.334         $1.140
  Accumulation Unit Value at end of
   period                                 $0.835         $1.356         $1.403         $1.334
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,277          5,427          4,123          1,786
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.850         $6.573         $5.825         $5.211
  Accumulation Unit Value at end of
   period                                 $3.834         $6.850         $6.573         $5.825
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,391          1,388            941            269
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $3.269         $3.174         $3.077         $3.066
  Accumulation Unit Value at end of
   period                                 $2.972         $3.269         $3.174         $3.077
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             43,861         42,451         22,682          5,008
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.135         $1.105         $1.080         $1.081
  Accumulation Unit Value at end of
   period                                 $1.110         $1.135         $1.105         $1.080
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             68,363         60,999         29,837          6,100
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

                                                                   APP II-25

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
HARTFORD ULTRASHORT BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning    $1.898         $1.929         $1.960         $1.992         $2.023
   of period
  Accumulation Unit Value at end of       $1.868         $1.898         $1.929         $1.960         $1.992
   period
  Number of Accumulation Units            11,762         18,418         24,443         23,576         33,252
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning    $8.982         $9.223         $9.471         $9.725         $9.979
   of period
  Accumulation Unit Value at end of       $8.747         $8.982         $9.223         $9.471         $9.725
   period
  Number of Accumulation Units                 2             26              2              1              -
   outstanding at end of period (in
   thousands)
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning    $1.428         $1.240         $1.285         $1.139         $0.931
   of period
  Accumulation Unit Value at end of       $1.854         $1.428         $1.240         $1.285         $1.139
   period
  Number of Accumulation Units            10,240         14,399         22,827         27,148         16,406
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning   $15.162        $13.308        $13.939        $12.482        $10.305
   of period
  Accumulation Unit Value at end of      $19.482        $15.162        $13.308        $13.939        $12.482
   period
  Number of Accumulation Units                11              5              4              3              -
   outstanding at end of period (in
   thousands)
INVESCO V.I. AMERICAN VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning   $14.906        $12.937        $13.038        $10.843         $7.917
   of period
  Accumulation Unit Value at end of      $19.647        $14.906        $12.937        $13.038        $10.843
   period
  Number of Accumulation Units                99            199            234            302            314
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning   $19.056        $16.714        $17.022        $14.306        $10.556
   of period
  Accumulation Unit Value at end of      $24.856        $19.056        $16.714        $17.022        $14.306
   period
  Number of Accumulation Units                 6              -              -              -              -
   outstanding at end of period (in
   thousands)
INVESCO V.I. COMSTOCK FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning   $16.670        $14.243        $14.785        $12.985        $10.276
   of period
  Accumulation Unit Value at end of      $22.255        $16.670        $14.243        $14.785        $12.985
   period
  Number of Accumulation Units               327            783          1,031          1,260          1,375
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning   $16.333        $14.102        $14.793        $13.129        $10.499
   of period
  Accumulation Unit Value at end of      $21.577        $16.333        $14.102        $14.793        $13.129
   period
  Number of Accumulation Units                 7              4              3              -              -
   outstanding at end of period (in
   thousands)
INVESCO V.I. GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning   $16.675        $14.818        $15.405        $13.953        $11.424
   of period
  Accumulation Unit Value at end of      $21.953        $16.675        $14.818        $15.405        $13.953
   period
  Number of Accumulation Units               170            566            695            836            966
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning   $14.491        $13.013        $13.672        $12.513        $10.353
   of period
  Accumulation Unit Value at end of      $18.878        $14.491        $13.013        $13.672        $12.513
   period
  Number of Accumulation Units                 4              -              -              -              -
   outstanding at end of period (in
   thousands)

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
HARTFORD ULTRASHORT BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning    $2.012         $1.948         $1.891         $1.871
   of period
  Accumulation Unit Value at end of       $2.023         $2.012         $1.948         $1.891
   period
  Number of Accumulation Units            53,528         13,113          6,472          2,184
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning         -              -              -              -
   of period
  Accumulation Unit Value at end of            -              -              -              -
   period
  Number of Accumulation Units                 -              -              -              -
   outstanding at end of period (in
   thousands)
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning    $1.433         $1.337         $1.115         $1.037
   of period
  Accumulation Unit Value at end of       $0.931         $1.433         $1.337         $1.115
   period
  Number of Accumulation Units            18,014         10,834          2,201            343
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning         -              -              -              -
   of period
  Accumulation Unit Value at end of            -              -              -              -
   period
  Number of Accumulation Units                 -              -              -              -
   outstanding at end of period (in
   thousands)
INVESCO V.I. AMERICAN VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning   $13.734        $12.952        $10.911         $9.630
   of period
  Accumulation Unit Value at end of       $7.917        $13.734        $12.952        $10.911
   period
  Number of Accumulation Units               348            325            126             38
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning         -              -              -              -
   of period
  Accumulation Unit Value at end of            -              -              -              -
   period
  Number of Accumulation Units                 -              -              -              -
   outstanding at end of period (in
   thousands)
INVESCO V.I. COMSTOCK FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning   $16.264        $16.920        $14.816        $14.064
   of period
  Accumulation Unit Value at end of      $10.276        $16.264        $16.920        $14.816
   period
  Number of Accumulation Units             1,562          1,751          1,167            329
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning         -              -              -              -
   of period
  Accumulation Unit Value at end of            -              -              -              -
   period
  Number of Accumulation Units                 -              -              -              -
   outstanding at end of period (in
   thousands)
INVESCO V.I. GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning   $17.123        $16.971        $14.870        $13.596
   of period
  Accumulation Unit Value at end of      $11.424        $17.123        $16.971        $14.870
   period
  Number of Accumulation Units             1,038            956            405             91
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning         -              -              -              -
   of period
  Accumulation Unit Value at end of            -              -              -              -
   period
  Number of Accumulation Units                 -              -              -              -
   outstanding at end of period (in
   thousands)

APP II-26

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
INVESCO V.I. MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning    $9.981              -              -              -              -
   of period
  Accumulation Unit Value at end of       $9.908              -              -              -              -
   period
  Number of Accumulation Units             1,019              -              -              -              -
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning    $9.967              -              -              -              -
   of period
  Accumulation Unit Value at end of       $9.847              -              -              -              -
   period
  Number of Accumulation Units                 -              -              -              -              -
   outstanding at end of period (in
   thousands)
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning   $15.085        $13.621        $13.260        $11.996         $9.076
   of period
  Accumulation Unit Value at end of      $16.059        $15.085        $13.621        $13.260        $11.996
   period
  Number of Accumulation Units               665          1,446          1,605          1,691          1,725
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning   $16.738        $15.273        $15.024        $13.736        $10.502
   of period
  Accumulation Unit Value at end of      $17.632        $16.738        $15.273        $15.024        $13.736
   period
  Number of Accumulation Units                 9              7              1              1              -
   outstanding at end of period (in
   thousands)
LORD ABBETT CALIBRATED DIVIDEND GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning   $12.707        $11.482        $11.644        $10.310         $8.489
   of period
  Accumulation Unit Value at end of      $15.998        $12.707        $11.482        $11.644        $10.310
   period
  Number of Accumulation Units               140            114            139            152            182
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning   $14.944        $13.645        $13.984        $12.512        $10.411
   of period
  Accumulation Unit Value at end of      $18.617        $14.944        $13.645        $13.984        $12.512
   period
  Number of Accumulation Units                 -              -              -              -              -
   outstanding at end of period (in
   thousands)
LORD ABBETT CLASSIC STOCK PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning   $12.300        $10.860        $12.014        $10.697         $8.661
   of period
  Accumulation Unit Value at end of      $15.718        $12.300        $10.860        $12.014        $10.697
   period
  Number of Accumulation Units                64            204            292            326            321
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning   $13.783        $12.297        $13.748        $12.371        $10.122
   of period
  Accumulation Unit Value at end of      $17.430        $13.783        $12.297        $13.748        $12.371
   period
  Number of Accumulation Units                 1              -              1              -              -
   outstanding at end of period (in
   thousands)
LORD ABBETT FUNDAMENTAL EQUITY
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning   $13.021        $11.965        $12.729        $10.867         $8.765
   of period
  Accumulation Unit Value at end of      $17.396        $13.021        $11.965        $12.729        $10.867
   period
  Number of Accumulation Units               639            295            361            392            361
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning   $14.803        $13.746        $14.779        $12.750        $10.393
   of period
  Accumulation Unit Value at end of      $19.572        $14.803        $13.746        $14.779        $12.750
   period
  Number of Accumulation Units                 4              -              -              -              -
   outstanding at end of period (in
   thousands)

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  ----------------------------------------------------------
INVESCO V.I. MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning         -              -              -              -(a)
   of period
  Accumulation Unit Value at end of            -              -              -              -
   period
  Number of Accumulation Units                 -              -              -              -
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning         -              -              -              -(a)
   of period
  Accumulation Unit Value at end of            -              -              -              -
   period
  Number of Accumulation Units                 -              -              -              -
   outstanding at end of period (in
   thousands)
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning   $11.183        $10.702         $9.946         $9.561
   of period
  Accumulation Unit Value at end of       $9.076        $11.183        $10.702         $9.946
   period
  Number of Accumulation Units             1,515          1,224            528             82
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning         -              -              -              -
   of period
  Accumulation Unit Value at end of            -              -              -              -
   period
  Number of Accumulation Units                 -              -              -              -
   outstanding at end of period (in
   thousands)
LORD ABBETT CALIBRATED DIVIDEND GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning   $11.687        $11.511        $10.211         $9.642
   of period
  Accumulation Unit Value at end of       $8.489        $11.687        $11.511        $10.211
   period
  Number of Accumulation Units               169            175             92             32
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning         -              -              -              -
   of period
  Accumulation Unit Value at end of            -              -              -              -
   period
  Number of Accumulation Units                 -              -              -              -
   outstanding at end of period (in
   thousands)
LORD ABBETT CLASSIC STOCK PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning   $12.807        $11.758        $10.581        $10.000
   of period
  Accumulation Unit Value at end of       $8.661        $12.807        $11.758        $10.581
   period
  Number of Accumulation Units               411            151             79             16
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning         -              -              -              -
   of period
  Accumulation Unit Value at end of            -              -              -              -
   period
  Number of Accumulation Units                 -              -              -              -
   outstanding at end of period (in
   thousands)
LORD ABBETT FUNDAMENTAL EQUITY
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning   $12.486        $11.889        $10.538         $9.508
   of period
  Accumulation Unit Value at end of       $8.765        $12.486        $11.889        $10.538
   period
  Number of Accumulation Units               496            414            292             57
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning         -              -              -              -
   of period
  Accumulation Unit Value at end of            -              -              -              -
   period
  Number of Accumulation Units                 -              -              -              -
   outstanding at end of period (in
   thousands)

                                                                   APP II-27

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning   $10.334         $9.369        $10.136         $8.772         $7.497
   of period
  Accumulation Unit Value at end of      $13.822        $10.334         $9.369        $10.136         $8.772
   period
  Number of Accumulation Units             2,315          3,369          4,105          4,886          5,527
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning   $13.667        $12.521        $13.689        $11.972        $10.340
   of period
  Accumulation Unit Value at end of      $18.089        $13.667        $12.521        $13.689        $11.972
   period
  Number of Accumulation Units                 7              6              6              1              -
   outstanding at end of period (in
   thousands)
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning   $11.076         $9.889        $10.189         $9.486         $6.686
   of period
  Accumulation Unit Value at end of      $14.108        $11.076         $9.889        $10.189         $9.486
   period
  Number of Accumulation Units               483          1,415          1,965          2,368          2,536
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning   $16.300        $14.707        $15.313        $14.407        $10.262
   of period
  Accumulation Unit Value at end of      $20.546        $16.300        $14.707        $15.313        $14.407
   period
  Number of Accumulation Units                10             10             10              3              1
   outstanding at end of period (in
   thousands)
OPPENHEIMER DISCOVERY MID CAP GROWTH
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning   $10.764         $9.415         $9.488         $7.582         $5.825
   of period
  Accumulation Unit Value at end of      $14.367        $10.764         $9.415         $9.488         $7.582
   period
  Number of Accumulation Units                63            165            186            143            111
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning   $18.342        $16.213        $16.510        $13.332        $10.351
   of period
  Accumulation Unit Value at end of      $24.226        $18.342        $16.213        $16.510        $13.332
   period
  Number of Accumulation Units                 2              -              1              -              -
   outstanding at end of period (in
   thousands)
OPPENHEIMER GLOBAL FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning   $13.561        $11.392        $12.655        $11.114         $8.104
   of period
  Accumulation Unit Value at end of      $16.948        $13.561        $11.392        $12.655        $11.114
   period
  Number of Accumulation Units             2,218          3,769          4,674          5,688          6,438
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning   $17.081        $14.501        $16.279        $14.447        $10.646
   of period
  Accumulation Unit Value at end of      $21.125        $17.081        $14.501        $16.279        $14.447
   period
  Number of Accumulation Units                10              4              3              -              -
   outstanding at end of period (in
   thousands)
OPPENHEIMER MAIN STREET FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning   $11.766        $10.252        $10.451         $9.168         $7.278
   of period
  Accumulation Unit Value at end of      $15.219        $11.766        $10.252        $10.451         $9.168
   period
  Number of Accumulation Units                99            206            222            247            283
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning   $16.122        $14.197        $14.624        $12.965        $10.401
   of period
  Accumulation Unit Value at end of      $20.637        $16.122        $14.197        $14.624        $12.965
   period
  Number of Accumulation Units                 -              -              -              -              -
   outstanding at end of period (in
   thousands)

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning   $11.982        $11.770        $10.198         $9.583
   of period
  Accumulation Unit Value at end of       $7.497        $11.982        $11.770        $10.198
   period
  Number of Accumulation Units             6,188          5,787          2,448            183
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning         -              -              -              -
   of period
  Accumulation Unit Value at end of            -              -              -              -
   period
  Number of Accumulation Units                 -              -              -              -
   outstanding at end of period (in
   thousands)
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning   $12.504        $11.159        $10.530         $9.696
   of period
  Accumulation Unit Value at end of       $6.686        $12.504        $11.159        $10.530
   period
  Number of Accumulation Units             2,816          2,064            973            216
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning         -              -              -              -
   of period
  Accumulation Unit Value at end of            -              -              -              -
   period
  Number of Accumulation Units                 -              -              -              -
   outstanding at end of period (in
   thousands)
OPPENHEIMER DISCOVERY MID CAP GROWTH
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning   $11.654        $11.168        $11.049         $9.483
   of period
  Accumulation Unit Value at end of       $5.825        $11.654        $11.168        $11.049
   period
  Number of Accumulation Units               109             91             49              5
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning         -              -              -              -
   of period
  Accumulation Unit Value at end of            -              -              -              -
   period
  Number of Accumulation Units                 -              -              -              -
   outstanding at end of period (in
   thousands)
OPPENHEIMER GLOBAL FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning   $13.801        $13.219        $11.445         $9.607
   of period
  Accumulation Unit Value at end of       $8.104        $13.801        $13.219        $11.445
   period
  Number of Accumulation Units             7,095          6,504          3,030            344
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning         -              -              -              -
   of period
  Accumulation Unit Value at end of            -              -              -              -
   period
  Number of Accumulation Units                 -              -              -              -
   outstanding at end of period (in
   thousands)
OPPENHEIMER MAIN STREET FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning   $12.051        $11.757        $10.410         $9.592
   of period
  Accumulation Unit Value at end of       $7.278        $12.051        $11.757        $10.410
   period
  Number of Accumulation Units               403            439            202             35
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning         -              -              -              -
   of period
  Accumulation Unit Value at end of            -              -              -              -
   period
  Number of Accumulation Units                 -              -              -              -
   outstanding at end of period (in
   thousands)

APP II-28

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.209        $11.406        $11.873         $9.804         $7.278
  Accumulation Unit Value at end of
   period                                $18.280        $13.209        $11.406        $11.873         $9.804
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                756          1,690          2,651          3,047          3,405
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.787        $16.394        $17.245        $14.391        $10.795
  Accumulation Unit Value at end of
   period                                $25.729        $18.787        $16.394        $17.245        $14.391
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              6              4              1              -
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $21.863        $19.920        $20.903        $18.852        $12.330
  Accumulation Unit Value at end of
   period                                $23.197        $21.863        $19.920        $20.903        $18.852
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                343          1,506          1,049          1,271          1,667
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.741        $16.334        $17.322        $15.786        $10.434
  Accumulation Unit Value at end of
   period                                $18.627        $17.741        $16.334        $17.322        $15.786
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              2              2              2              1
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.086        $14.553        $14.509        $13.092        $10.438
  Accumulation Unit Value at end of
   period                                $22.266        $17.086        $14.553        $14.509        $13.092
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                144            178            183            186            171
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.367        $14.087        $14.193        $12.942        $10.427
  Accumulation Unit Value at end of
   period                                $21.106        $16.367        $14.087        $14.193        $12.942
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              -              -              -              -
PUTNAM VT GEORGE PUTNAM BALANCED FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.699        $10.564        $10.445         $9.577         $7.746
  Accumulation Unit Value at end of
   period                                $13.597        $11.699        $10.564        $10.445         $9.577
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                137            292            358            378            406
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.970        $13.660        $13.649        $12.646        $10.337
  Accumulation Unit Value at end of
   period                                $17.217        $14.970        $13.660        $13.649        $12.646
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $40.082        $35.664        $36.392        $32.243        $24.232
  Accumulation Unit Value at end of
   period                                $47.135        $40.082        $35.664        $36.392        $32.243
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 58            149            147            162            151
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.566        $14.895        $15.360        $13.752        $10.444
  Accumulation Unit Value at end of
   period                                $19.277        $16.566        $14.895        $15.360        $13.752
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              -              -              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.929        $12.292        $10.893         $9.300
  Accumulation Unit Value at end of
   period                                 $7.278        $11.929        $12.292        $10.893
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,795          3,542          2,022            320
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.109        $17.671        $16.893        $16.626
  Accumulation Unit Value at end of
   period                                $12.330        $18.109        $17.671        $16.893
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                939            917            366             90
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
PUTNAM VT GEORGE PUTNAM BALANCED FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.278        $13.365        $12.134        $11.639
  Accumulation Unit Value at end of
   period                                 $7.746        $13.278        $13.365        $12.134
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                474            515            210             41
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $36.928        $36.452        $32.820        $30.837
  Accumulation Unit Value at end of
   period                                $24.232        $36.928        $36.452        $32.820
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                171            164             85             18
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

                                                                   APP II-29

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $51.031        $43.524        $46.379        $41.203        $32.252
  Accumulation Unit Value at end of
   period                                $68.139        $51.031        $43.524        $46.379        $41.203
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             25             33             37             39
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.553        $13.405        $14.436        $12.960        $10.252
  Accumulation Unit Value at end of
   period                                $20.551        $15.553        $13.405        $14.436        $12.960
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              -              -              -              -
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.392        $15.329        $18.752        $17.318        $14.119
  Accumulation Unit Value at end of
   period                                $23.181        $18.392        $15.329        $18.752        $17.318
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                372            961          1,218          1,316          1,424
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.344        $11.239        $13.894        $12.967        $10.684
  Accumulation Unit Value at end of
   period                                $16.643        $13.344        $11.239        $13.894        $12.967
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12              7              7              1              -
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.890         $5.752         $6.780         $6.431         $5.178
  Accumulation Unit Value at end of
   period                                 $8.287         $6.890         $5.752         $6.780         $6.431
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                773             28             19             15             14
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.704        $11.563        $13.772        $13.201        $10.742
  Accumulation Unit Value at end of
   period                                $16.310        $13.704        $11.563        $13.772        $13.201
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.866         $8.581         $8.716         $7.774         $6.038
  Accumulation Unit Value at end of
   period                                $13.120         $9.866         $8.581         $8.716         $7.774
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                405          1,259          2,028          2,342          2,234
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.948        $14.017        $14.388        $12.969        $10.179
  Accumulation Unit Value at end of
   period                                $20.987        $15.948        $14.017        $14.388        $12.969
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              3              3              3              -
PUTNAM VT MULTI-CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.286        $11.562        $12.378        $10.727              -
  Accumulation Unit Value at end of
   period                                $17.840        $13.286        $11.562        $12.378              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                421             31             40             51              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.963        $11.400        $12.333        $10.719              -
  Accumulation Unit Value at end of
   period                                $17.224        $12.963        $11.400        $12.333              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $53.461        $57.815        $50.684        $47.143
  Accumulation Unit Value at end of
   period                                $32.252        $53.461        $57.815        $50.684
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 41             37             18              4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $25.598        $24.003        $19.096        $16.749
  Accumulation Unit Value at end of
   period                                $14.119        $25.598        $24.003        $19.096
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,619          1,496            970            222
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.748         $9.864              -              -
  Accumulation Unit Value at end of
   period                                 $5.178         $9.748              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21              1              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.150        $10.876         $9.700         $8.601
  Accumulation Unit Value at end of
   period                                 $6.038        $10.150        $10.876         $9.700
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,480          1,194            207             14
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
PUTNAM VT MULTI-CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

APP II-30

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $23.365        $20.208        $21.552        $17.383        $13.429
  Accumulation Unit Value at end of
   period                                $32.101        $23.365        $20.208        $21.552        $17.383
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                179            707            653            831            961
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.855        $15.605        $16.819        $13.709        $10.702
  Accumulation Unit Value at end of
   period                                $24.275        $17.855        $15.605        $16.819        $13.709
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              6              4              -              -
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $60.452        $53.775        $66.516        $55.951        $34.689
  Accumulation Unit Value at end of
   period                                $85.506        $60.452        $53.775        $66.516        $55.951
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             28            105             53             76
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.546        $15.773        $19.716        $16.760        $10.500
  Accumulation Unit Value at end of
   period                                $24.559        $17.546        $15.773        $19.716        $16.760
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              2              -              -
UIF EMERGING MARKETS EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.806        $15.098        $18.763        $16.029         $9.574
  Accumulation Unit Value at end of
   period                                $17.331        $17.806        $15.098        $18.763        $16.029
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                216            749            965          1,197          1,193
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.038        $16.313        $20.487        $17.686        $10.675
  Accumulation Unit Value at end of
   period                                $18.337        $19.038        $16.313        $20.487        $17.686
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              4              1              -
UIF MID CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.648        $14.656        $16.044        $12.325         $7.958
  Accumulation Unit Value at end of
   period                                $21.173        $15.648        $14.656        $16.044        $12.325
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 80            356            752            730            639
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.380        $18.343        $20.291        $15.752        $10.278
  Accumulation Unit Value at end of
   period                                $25.948        $19.380        $18.343        $20.291        $15.752
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              -              4              -              -
WELLS FARGO ADVANTAGE VT DISCOVERY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.631        $15.216        $15.397        $11.542         $8.359
  Accumulation Unit Value at end of
   period                                $24.951        $17.631        $15.216        $15.397        $11.542
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              3              3              4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.636        $17.998        $18.403        $13.942        $10.203
  Accumulation Unit Value at end of
   period                                $28.900        $20.636        $17.998        $18.403        $13.942
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $22.504        $26.199        $22.697        $19.908
  Accumulation Unit Value at end of
   period                                $13.429        $22.504        $26.199        $22.697
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,037          1,189            721            138
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $55.979        $53.906        $51.952        $46.089
  Accumulation Unit Value at end of
   period                                $34.689        $55.979        $53.906        $51.952
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              7              6              3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
UIF EMERGING MARKETS EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $22.490        $16.270        $12.052         $9.032
  Accumulation Unit Value at end of
   period                                 $9.574        $22.490        $16.270        $12.052
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,129            859            360            110
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
UIF MID CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.205        $12.601        $11.732         $9.494
  Accumulation Unit Value at end of
   period                                 $7.958        $15.205        $12.601        $11.732
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                770            400            135             21
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
WELLS FARGO ADVANTAGE VT DISCOVERY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.265        $12.681        $11.239        $10.522
  Accumulation Unit Value at end of
   period                                 $8.359        $15.265        $12.681        $11.239
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              7              6              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

                                                                   APP II-31

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.423         $1.279         $1.220         $1.095         $0.963
  Accumulation Unit Value at end of
   period                                 $1.675         $1.423         $1.279         $1.220         $1.095
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             11             21             21             21
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.760        $13.408        $12.930        $11.720        $10.423
  Accumulation Unit Value at end of
   period                                $17.196        $14.760        $13.408        $12.930        $11.720
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT INTERNATIONAL
 EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.656        $10.437        $12.177        $10.085              -
  Accumulation Unit Value at end of
   period                                $13.710        $11.656        $10.437        $12.177              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.351        $10.271        $12.111        $10.078              -
  Accumulation Unit Value at end of
   period                                $13.212        $11.351        $10.271        $12.111              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT INTRINSIC
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.280         $1.089         $1.131         $1.010         $0.878
  Accumulation Unit Value at end of
   period                                 $1.642         $1.280         $1.089         $1.131         $1.010
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 51             59             67            104             77
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.213        $12.216        $12.821        $11.566        $10.162
  Accumulation Unit Value at end of
   period                                $18.037        $14.213        $12.216        $12.821        $11.566
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT OMEGA GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.876        $11.711        $12.598        $10.000              -
  Accumulation Unit Value at end of
   period                                $19.102        $13.876        $11.711        $12.598              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             18             29             44              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.523        $11.534        $12.539        $10.000              -
  Accumulation Unit Value at end of
   period                                $18.422        $13.523        $11.534        $12.539              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.381         $1.304         $1.182         $1.113
  Accumulation Unit Value at end of
   period                                 $0.963         $1.381         $1.304         $1.182
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             21             21              2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
WELLS FARGO ADVANTAGE VT INTERNATIONAL
 EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
WELLS FARGO ADVANTAGE VT INTRINSIC
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.404         $1.388         $1.190         $1.132
  Accumulation Unit Value at end of
   period                                 $0.878         $1.404         $1.388         $1.190
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 87             92             96             74
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
WELLS FARGO ADVANTAGE VT OMEGA GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

APP II-32

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.860        $12.191        $13.111        $10.765         $7.404
  Accumulation Unit Value at end of
   period                                $17.825        $13.860        $12.191        $13.111        $10.765
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              1             19              1              2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.563        $16.500        $17.933        $14.880        $10.342
  Accumulation Unit Value at end of
   period                                $23.624        $18.563        $16.500        $17.933        $14.880
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.677         $1.580         $1.682         $1.348         $0.898
  Accumulation Unit Value at end of
   period                                 $2.479         $1.677         $1.580         $1.682         $1.348
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 65            108            194            272            284
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.308        $18.380        $19.783        $16.024        $10.779
  Accumulation Unit Value at end of
   period                                $28.249        $19.308        $18.380        $19.783        $16.024
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT SMALL CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.668        $12.183        $13.349        $11.569         $7.339
  Accumulation Unit Value at end of
   period                                $15.436        $13.668        $12.183        $13.349        $11.569
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.723        $16.865        $18.675        $16.354        $10.484
  Accumulation Unit Value at end of
   period                                $20.924        $18.723        $16.865        $18.675        $16.354
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT TOTAL RETURN
 BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.596         $1.528         $1.433         $1.361         $1.234
  Accumulation Unit Value at end of
   period                                 $1.532         $1.596         $1.528         $1.433         $1.361
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31             74            121            144            147
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.838        $12.424        $11.777        $11.297        $10.355
  Accumulation Unit Value at end of
   period                                $12.198        $12.838        $12.424        $11.777        $11.297
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.560        $11.969        $10.837        $10.327
  Accumulation Unit Value at end of
   period                                 $7.404        $12.560        $11.969        $10.837
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              2              2              2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.557         $1.390         $1.151         $0.962
  Accumulation Unit Value at end of
   period                                 $0.898         $1.557         $1.390         $1.151
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                357            371            400             93
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
WELLS FARGO ADVANTAGE VT SMALL CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.448        $13.761        $12.083        $10.823
  Accumulation Unit Value at end of
   period                                 $7.339        $13.448        $13.761        $12.083
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
WELLS FARGO ADVANTAGE VT TOTAL RETURN
 BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.225         $1.172         $1.147         $1.145
  Accumulation Unit Value at end of
   period                                 $1.234         $1.225         $1.172         $1.147
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                170            102            346             20
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -



(a)  Inception date July 15, 2013.

                    APP A-1

--------------------------------------------------------------------------------

APPENDIX A - PRODUCT COMPARISON INFORMATION


In addition to the variable annuity Contract described in this prospectus, we offered other deferred individual variable annuities, each having different sales charges (if any), fees and investment options. The primary differences between the "Director M" and "Leaders" suites of variable annuities we offered generally relate to the investment options offered and mortality expense risk charges. We offered three contract variations that have a contingent deferred sales charge (these forms of contract are called "Outlook", "Plus" and our base contract (which does not have a separate marketing name, but is sometimes referred to in this prospectus as the "Core" version)), one contract version has a front end sales charge (called "Edge") and one contract version has no sales charge (called "Access"). We have not included information regarding our Edge Contract because it is offered through a very limited number of Financial Intermediaries.



Not all forms of contract are offered by all Financial Intermediaries. This Appendix does not constitute, and may not be used for the purposes of making, any offer or solicitation by anyone of any form of variable annuity other than as specifically provided in this prospectus.


Presented below are some, but certainly not all, of the differentiating features between our individual deferred variable annuities. The form of Contract you select will be identified on your application and the contract issued to you. Consider the investment objectives, risks, charges and expenses of an investment carefully before investing. Both the variable annuity product and underlying Fund prospectuses contain other information about variable annuities and investment options. Your Registered Representative can provide you with prospectuses or you can contact us to receive one. This and any of the other variable annuities referenced in this Appendix are underwritten and distributed by Hartford Securities Distribution Company, Inc. Member SIPC. Please read the prospectus carefully before investing.

I. KEY DIFFERENCES

              MINIMUM INITIAL
                  PREMIUM
                           NON-
          QUALIFIED      QUALIFIED
CONTRACT  CONTRACT       CONTRACT                           SALES CHARGE
----------------------------------------------------------------------------------------
ACCESS     $10,000        $2,000                                                 None
CORE       $1,000         $1,000    Year      1        2        3        4        5
                                    CDSC(2)  7%       7%       7%       6%       5%
OUTLOOK    $10,000        $2,000    Year      1        2        3        4       5+
                                    CDSC(2)  7%       6%       5%       4%       0%
PLUS       $10,000        $2,000    Year      1        2        3        4        5
                                    CDSC(2)  8%       8%       8%       8%       7%


                                          MORTALITY &                    MAXIMUM
                                          EXPENSE RISK     PAYMENT       UP-FRONT
CONTRACT           SALES CHARGE            CHARGE(1)     ENHANCEMENT    COMMISSION
--------  -------------------------------------------------------------------------
ACCESS                                       1.45%           No             2%
CORE       6        7       8+
          4%       3%       0%               0.95%           No             7%
OUTLOOK
                                             1.40%           No           5.75%
PLUS       6        7        8       9+
          6%       5%       4%       0%      1.40%         Yes(3)          6.5%

(1) Excluded fees include administrative charges (up to 0.20%), annual maintenance fees (applies to contracts with anniversary/surrender contract values less than $50,000), premium taxes (0 - 3.5%) and optional benefit fees.

APP A-2

--------------------------------------------------------------------------------

(2) Each Premium Payment has its own CDSC schedule. Only amounts invested for less than the requisite holding period are subject to a CDSC. When a CDSC is applicable, only Surrenders in excess of the Annual Withdrawal Amount
     (AWA) will be subject to a CDSC. After the AWA deduction, surrenders will then be taken first: from earnings, second: from Premium Payments not subject to a CDSC, third: from 10% of Premium Payments still subject to a CDSC, fourth: from Premium Payments subject to a CDSC on a first-in-first-out basis, and fifth: from Payment Enhancements for Plus contracts only. A CDSC will not exceed your total Premium Payments.

(3) We add an additional sum to your Account Value equal to 3% of the Premium Payment if cumulative Premium Payments are less than $50,000 or 4% of the Premium Payment if cumulative Premium Payments are more than $50,000. If a subsequent Premium Payment increases cumulative Premium Payments to $50,000 or more, we will credit an additional Payment Enhancement to your Account Value equal to 1% of your Premium Payments. Payment Enhancements will be allocated to the same Accounts and in the same proportion as your Premium Payment. The cost of providing Payment Enhancements is included in the higher Mortality and Expense Risk Charges. Payment Enhancements will be recaptured if you:

-   Cancel your Contract during any "Free Look" period.

- Annuitize your Contract, you will forfeit Payment Enhancements credited in the 24 months prior to the Annuity Commencement Date.

- Request a full or partial Surrender under the CDSC exemption applicable when you are a patient in a certified long-term care facility or other eligible facility.

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CDSC:


- Annual Withdrawal Amount - Each Premium Payment has its own schedule of Contingent Deferred Sales charges; however, in any contract year you may able to take Partial Surrenders up to a certain percentage of your total Premium Payments without being subject to a Contingent Deferred Sales Charge. Please refer to your Contract for your specific Annual Withdrawal Percentage amounts and your Contingent Deferred Sales Charge schedule.


- If you are a patient in a certified long-term care facility or other eligible facility - We will waive any CDSC for a partial or full Surrender if you, the joint Contract Owner or the Annuitant, are confined for at least 180 calendar days to a:

       - facility recognized as a general hospital by the proper authority of the state in which it is located or the Joint Commission on the Accreditation of Hospitals;

       -   facility certified as a hospital or long-term care facility; or

       - nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day.

- Exchanges - As an accommodation, we may, in our sole discretion, credit the time that you held an annuity previously issued by us against otherwise applicable CDSCs.

                    APP A-3

--------------------------------------------------------------------------------

  For this waiver to apply, you must:

       -   have owned the Contract continuously since it was issued,

       -   provide written proof of your eligibility satisfactory to us, and

       - request the Surrender within 91 calendar days of the last day that you are an eligible patient in a recognized facility or nursing home.

  This waiver is not available if you, the joint Contract Owner or the Annuitant is in a facility or nursing home when you purchase or upgrade the Contract. We will not waive any CDSC applicable to any Premium Payments made while you are in an eligible facility or nursing home. This waiver may not be available in all states.

- Upon death of the Annuitant or any Contract Owner(s) - No CDSC will be deducted if the Annuitant or any Contract Owner(s) dies.

- Upon Annuitization - The CDSC is not deducted when you annuitize the Contract. However, we will charge a CDSC if the Contract is Surrendered during the CDSC period under an Annuity Payout Option which allows Surrenders.

- For Required Minimum Distributions - This allows Annuitants who are age 70 1/2 or older, with a Contract held under an IRA or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a CDSC for one year's required minimum distribution for that Contract Year. All requests for Required Minimum Distributions must be in writing.

- For substantially equal periodic payments - We will waive the CDSC if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59 1/2.

- Upon cancellation during the Right to Cancel Period - No CDSC will be deducted if you cancel your Contract during the Right to Cancel Period.

APP A-4

-------------------------------------------------------------------------------


II. INVESTMENT OPTIONS (STANDARD)



The following investment options are available for The Director M Outlook, Director M Platinum Outlook, AmSouth Variable Annuity M Outlook, The Director M Select Outlook, Huntington Director M Outlook, Wells Fargo Director M Outlook and Classic Director M Outlook:



FUNDING OPTION                                   INVESTMENT OBJECTIVE SUMMARY              INVESTMENT ADVISER/SUB-ADVISER
-------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 Invesco V.I. American Value Fund -        Seeks above-average total return over a    Invesco Advisers, Inc.
  Series II (1)                            market cycle of three to five years by
                                           investing in common stocks and other
                                           equity securities
 Invesco V.I. Comstock Fund - Series II    Seeks capital growth and income through    Invesco Advisers, Inc.
  (2)                                      investments in equity securities,
                                           including common stocks, preferred stocks
                                           and securities convertible into common
                                           and preferred stocks
 Invesco V.I. Growth and Income Fund -     Seeks long-term growth of capital and      Invesco Advisers, Inc.
  Series II (3)                            income
 Invesco V.I. Money Market Fund - Series   Seeks to provide current income            Invesco Advisers, Inc.
  I*                                       consistent with preservation of capital
                                           and liquidity
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 AllianceBernstein VPS International       Seeks long-term growth of capital          ABIS - AllianceBernstein Investor
  Growth Portfolio - Class B                                                          Services, Inc.
 AllianceBernstein VPS International       Seeks long-term growth of capital          ABIS - AllianceBernstein Investor
  Value Portfolio - Class B                                                           Services, Inc.
 AllianceBernstein VPS Small/Mid Cap       Seeks long-term growth of capital          ABIS - AllianceBernstein Investor
  Value Portfolio - Class B                                                           Services, Inc.
 AllianceBernstein VPS Value Portfolio -   Seeks long-term growth of capital          ABIS - AllianceBernstein Investor
  Class B                                                                             Services, Inc.
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
 Fidelity(R) VIP Contrafund(R) Portfolio   Seeks long-term capital appreciation       Fidelity Management & Research Company
  - Service Class 2                                                                   Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates
 Fidelity(R) VIP Dynamic Capital           Seeks capital appreciation                 Fidelity Management & Research Company
  Appreciation Portfolio - Service Class                                              Sub-advised by FMR Co., Inc. and other
  2                                                                                   Fidelity affiliates
 Fidelity(R) VIP Equity-Income Portfolio   Seeks reasonable income. Fund will also    Fidelity Management & Research Company
  - Service Class 2                        consider potential for capital             Sub-advised by FMR Co., Inc. and other
                                           appreciation                               Fidelity affiliates
 Fidelity(R) VIP Growth Portfolio -        Seeks to achieve capital appreciation      Fidelity Management & Research Company
  Service Class 2                                                                     Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates
 Fidelity(R) VIP Mid Cap Portfolio -       Seeks long-term growth of capital          Fidelity Management & Research Company
  Service Class 2                                                                     Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates

                                                                     APP A-5

-------------------------------------------------------------------------------


FUNDING OPTION                                   INVESTMENT OBJECTIVE SUMMARY              INVESTMENT ADVISER/SUB-ADVISER
-------------------------------------------------------------------------------------------------------------------------------
 Fidelity(R) VIP Value Strategies          Seeks capital appreciation                 Fidelity Management & Research Company
  Portfolio - Service Class 2                                                         Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS Fund -  Seeks capital appreciation                 Hartford Funds Management Company, LLC
  Class IA                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Small/Mid Cap Equity HLS Fund -  Seeks long-term growth of capital          Hartford Funds Management Company, LLC
  Class IA                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford SmallCap Growth HLS Fund -       Seeks long-term capital appreciation       Hartford Funds Management Company, LLC
  Class IA                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford U.S. Government Securities HLS   Seeks to maximize total return while       Hartford Funds Management Company, LLC
  Fund - Class IA                          providing shareholders with a high level   Sub-advised by Wellington Management
                                           of current income consistent with prudent  Company, LLP
                                           investment risk
HARTFORD SERIES FUND, INC.
 Hartford Balanced HLS Fund - Class IA     Seeks long-term total return               Hartford Funds Management Company, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Capital Appreciation HLS Fund -  Seeks growth of capital                    Hartford Funds Management Company, LLC
  Class IA                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Disciplined Equity HLS Fund -    Seeks growth of capital                    Hartford Funds Management Company, LLC
  Class IA                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Dividend and Growth HLS Fund -   Seeks a high level of current income       Hartford Funds Management Company, LLC
  Class IA                                 consistent with growth of capital          Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Global Growth HLS Fund - Class   Seeks growth of capital                    Hartford Funds Management Company, LLC
  IA                                                                                  Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Global Research HLS Fund -       Seeks long-term capital appreciation       Hartford Funds Management Company, LLC
  Class IA (a)                                                                        Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Growth HLS Fund - Class IA (a)   Seeks long-term capital appreciation       Hartford Funds Management Company, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP

APP A-6

-------------------------------------------------------------------------------


FUNDING OPTION                                   INVESTMENT OBJECTIVE SUMMARY              INVESTMENT ADVISER/SUB-ADVISER
-------------------------------------------------------------------------------------------------------------------------------
 Hartford High Yield HLS Fund - Class IA   Seeks to provide high current income, and  Hartford Funds Management Company, LLC
                                           long-term total return                     Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Index HLS Fund - Class IA        Seeks to provide investment results which  Hartford Funds Management Company, LLC
                                           approximate the price and yield            Sub-advised by Hartford Investment
                                           performance of publicly traded common      Management Company
                                           stocks in the aggregate
 Hartford International Opportunities HLS  Seeks long-term growth of capital          Hartford Funds Management Company, LLC
  Fund - Class IA                                                                     Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford MidCap Value HLS Fund - Class    Seeks long-term capital appreciation       Hartford Funds Management Company, LLC
  IA+                                                                                 Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Small Company HLS Fund - Class   Seeks growth of capital                    Hartford Funds Management Company, LLC
  IA                                                                                  Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Stock HLS Fund - Class IA        Seeks long-term growth of capital          Hartford Funds Management Company, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Total Return Bond HLS Fund -     Seeks a competitive total return, with     Hartford Funds Management Company, LLC
  Class IA                                 income as a secondary objective            Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Ultrashort Bond HLS Fund -       Seeks total return and income consistent   Hartford Funds Management Company, LLC
  Class IA (4)                             with preserving capital and maintaining    Sub-advised by Wellington Management
                                           liquidity                                  Company, LLP
 Hartford Value HLS Fund - Class IA        Seeks long-term total return               Hartford Funds Management Company, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
LORD ABBETT SERIES FUND, INC.
 Lord Abbett Bond-Debenture Portfolio -    Seeks high current income and the          Lord, Abbett & Co. LLC
  Class VC                                 opportunity for capital appreciation to
                                           produce a high total return
 Lord Abbett Calibrated Dividend Growth    Seeks current income and capital           Lord, Abbett & Co. LLC
  Portfolio - Class VC (5)                 appreciation
 Lord Abbett Classic Stock Portfolio -     Seeks growth of capital and growth of      Lord, Abbett & Co. LLC
  Class VC                                 income consistent with reasonable risk
 Lord Abbett Fundamental Equity Portfolio  Seeks long-term growth of capital and      Lord, Abbett & Co. LLC
  - Class VC                               income without excessive fluctuations in
                                           market value
 Lord Abbett Growth and Income Portfolio   Seeks long-term growth of capital and      Lord, Abbett & Co. LLC
  - Class VC                               income without excessive fluctuations in
                                           market value

                                                                     APP A-7

-------------------------------------------------------------------------------


FUNDING OPTION                                   INVESTMENT OBJECTIVE SUMMARY              INVESTMENT ADVISER/SUB-ADVISER
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 Oppenheimer Capital Appreciation Fund/VA  Seeks capital appreciation                 OFI Global Asset Management, Inc.
  - Service Shares                                                                    Sub-advised by OppenheimerFunds, Inc.
 Oppenheimer Discovery Mid Cap Growth      Seeks capital appreciation                 OFI Global Asset Management, Inc.
  Fund/VA (6)                                                                         Sub-advised by OppenheimerFunds, Inc.
 Oppenheimer Global Fund/VA - Service      Seeks capital appreciation                 OFI Global Asset Management, Inc.
  Shares (7)                                                                          Sub-advised by OppenheimerFunds, Inc.
 Oppenheimer Main Street Fund(R)/VA -      Seeks capital appreciation                 OFI Global Asset Management, Inc.
  Service Shares                                                                      Sub-advised by OppenheimerFunds, Inc.
 Oppenheimer Main Street Small Cap         Seeks capital appreciation                 OFI Global Asset Management, Inc.
  Fund/VA (8)                                                                         Sub-advised by OppenheimerFunds, Inc.
PUTNAM VARIABLE TRUST
 Putnam VT Diversified Income Fund -       As high a level of current income as       Putnam Investment Management, LLC
  Class IB                                 Putnam Investment Management, LLC
                                           believes is consistent with preservation
                                           of capital
 Putnam VT Equity Income Fund - Class IB   Capital growth and current income          Putnam Investment Management, LLC
 Putnam VT George Putnam Balanced Fund -   A balanced investment composed of a well   Putnam Investment Management, LLC
  Class IB                                 diversified portfolio of stocks and bonds
                                           which produce both capital growth and
                                           current income
 Putnam VT Global Asset Allocation Fund -  Long-term return consistent with           Putnam Investment Management, LLC
  Class IB                                 preservation of capital                    Sub-advised by Putnam Advisory Company,
                                                                                      LLC
 Putnam VT Growth and Income Fund - Class  Capital growth and current income          Putnam Investment Management, LLC
  IB
 Putnam VT International Equity Fund -     Capital appreciation                       Putnam Investment Management, LLC
  Class IB                                                                            Sub-advised by Putnam Advisory Company,
                                                                                      LLC
 Putnam VT International Value Fund -      Capital growth. Current income is a        Putnam Investment Management, LLC
  Class IB                                 secondary objective                        Sub-advised by Putnam Advisory Company,
                                                                                      LLC
 Putnam VT Investors Fund - Class IB       Long-term growth of capital and any        Putnam Investment Management, LLC
                                           increased income that results from this
                                           growth
 Putnam VT Multi-Cap Growth Fund - Class   Long-term capital appreciation             Putnam Investment Management, LLC
  IB
 Putnam VT Small Cap Value Fund - Class    Capital appreciation                       Putnam Investment Management, LLC
  IB
 Putnam VT Voyager Fund - Class IB         Capital appreciation                       Putnam Investment Management, LLC
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 UIF Emerging Markets Equity Portfolio -   Seeks long-term capital appreciation by    Morgan Stanley Investment Management Inc.
  Class II                                 investing primarily in growth-oriented     Sub-advised by Morgan Stanley Investment
                                           equity securities of issuers in emerging   Management Company and Morgan Stanley
                                           market countries                           Investment Management Limited

APP A-8

-------------------------------------------------------------------------------


FUNDING OPTION                                   INVESTMENT OBJECTIVE SUMMARY              INVESTMENT ADVISER/SUB-ADVISER
-------------------------------------------------------------------------------------------------------------------------------
 UIF Mid Cap Growth Portfolio - Class II   Seeks long-term capital growth by          Morgan Stanley Investment Management Inc.
                                           investing primarily in common stocks and
                                           other equity securities
 Fixed Accumulation Feature**              Preservation of capital                    N/A



+ Closed to new and subsequent Premium Payments and transfers of Contract Value.
* In a low interest rate environment, yields for money market funds, after deduction of Contract charges may be negative even though the fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a money market Sub-Account, that portion of your Contract Value may decrease in value.
** The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature. The Fixed Accumulation Feature is currently not available to Outlook products.
(a) Closed to new and subsequent Premium Payments and transfers of Contract Value effective at the close of business on or about June 19, 2014.




NOTES



(1)  Formerly Invesco Van Kampen V.I. American Value Fund - Series II



(2)  Formerly Invesco Van Kampen V.I. Comstock Fund - Series II



(3)  Formerly Invesco Van Kampen V.I. Growth and Income Fund - Series II



(4)  Formerly Hartford Money Market HLS Fund - Class IA



(5)  Formerly Lord Abbett Capital Structure Portfolio - Class VC



(6)  Formerly Oppenheimer Small- & Mid-Cap Growth Fund/VA - Service Shares



(7)  Formerly Oppenheimer Global Securities Fund/VA - Service Shares



(8)  Formerly Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA - Service
     Shares



THE FOLLOWING INVESTMENT OPTIONS ARE AVAILABLE FOR:



DIRECTOR M PLATINUM OUTLOOK:



FUNDING OPTION                                   INVESTMENT OBJECTIVE SUMMARY              INVESTMENT ADVISER/SUB-ADVISER
-------------------------------------------------------------------------------------------------------------------------------
STERLING CAPITAL VARIABLE INSURANCE FUNDS
(1)
 Sterling Capital Equity Income VIF (2)    Seeks capital growth and current income    Sterling Capital Management, LLC
 Sterling Capital Special Opportunities    Seeks long-term capital appreciation       Sterling Capital Management, LLC
  VIF
 Sterling Capital Total Return Bond VIF    Seeks a high level of current income and   Sterling Capital Management, LLC
                                           a competitive total return



NOTES



(1)  Formerly BB&T Variable Insurance Funds



(2)  Formerly Sterling Capital Select Equity VIF



AMSOUTH VARIABLE ANNUITY M OUTLOOK:



FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST
 Pioneer Fund VCT Portfolio - Class II   Long-term growth of capital and reasonable   Pioneer Investment Management, Inc.
                                         current income

                                                                     APP A-9

-------------------------------------------------------------------------------


THE DIRECTOR M SELECT OUTLOOK:



FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST FUNDS
 Wells Fargo Advantage VT International  Seeks long-term capital appreciation         Wells Fargo Funds Management, LLC
  Equity Fund - Class 1                                                               Sub-advised by Wells Capital Management
                                                                                      Incorporated
 Wells Fargo Advantage VT Omega Growth   Seeks long-term capital appreciation         Wells Fargo Funds Management, LLC
  Fund - Class 1                                                                      Sub-advised by Wells Capital Management
                                                                                      Incorporated
 Wells Fargo Advantage VT Opportunity    Seeks long-term capital appreciation         Wells Fargo Funds Management, LLC
  Fund - Class 1                                                                      Sub-advised by Wells Capital Management
                                                                                      Incorporated
 Wells Fargo Advantage VT Small Cap      Seeks long-term capital appreciation         Wells Fargo Funds Management, LLC
  Growth Fund - Class 1                                                               Sub-advised by Wells Capital Management
                                                                                      Incorporated
 Wells Fargo Advantage VT Small Cap      Seeks long-term capital appreciation         Wells Fargo Funds Management, LLC
  Value Fund - Class 1                                                                Sub-advised by Wells Capital Management
                                                                                      Incorporated



THE HUNTINGTON DIRECTOR M OUTLOOK:



FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
HUNTINGTON FUNDS
 Huntington VA Dividend Capture Fund     Seeks total return with dividend income as   Huntington Asset Advisors, Inc.
                                         an important component of that return
 Huntington VA Growth Fund (b)           Seeks long-term capital appreciation         Huntington Asset Advisors, Inc.
 Huntington VA Income Equity Fund (a)    Seeks current income and moderate            Huntington Asset Advisors, Inc.
                                         appreciation of capital
 Huntington VA International Equity      Seeks total return                           Huntington Asset Advisors, Inc.
  Fund
 Huntington VA Mid Corp America Fund     Seeks long-term capital appreciation         Huntington Asset Advisors, Inc.
  (a)
 Huntington VA Mortgage Securities Fund  Seeks current income                         Huntington Asset Advisors, Inc.
  (b)
 Huntington VA Rotating Markets Fund     Seeks capital appreciation                   Huntington Asset Advisors, Inc.
  (b)
 Huntington VA Situs Fund                Seeks long-term capital appreciation         Huntington Asset Advisors, Inc.



(a) Closed to new and subsequent Premium Payments and transfer of Contact Value effective as of the close of business on June 19, 2014.



(b) Effective as of the close of business on or about May 16, 2014, Contract Value will be transferred to the Invesco V.I. Money Market Fund.



WELLS FARGO DIRECTOR M OUTLOOK:



FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST FUNDS
 Wells Fargo Advantage VT Discovery      Seeks long-term capital appreciation         Wells Fargo Funds Management, LLC
  Fund - Class 2                                                                      Sub-advised by Wells Capital Management
                                                                                      Incorporated
 Wells Fargo Advantage VT Index Asset    Long-term total return, consisting of        Wells Fargo Funds Management, LLC
  Allocation Fund - Class 2              capital appreciation and current income      Sub-advised by Wells Capital Management
                                                                                      Incorporated

APP A-10

-------------------------------------------------------------------------------


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Wells Fargo Advantage VT International  Seeks long-term capital appreciation         Wells Fargo Funds Management, LLC
  Equity Fund - Class 2                                                               Sub-advised by Wells Capital Management
                                                                                      Incorporated
 Wells Fargo Advantage VT Opportunity    Seeks long-term capital appreciation         Wells Fargo Funds Management, LLC
  Fund - Class 2                                                                      Sub-advised by Wells Capital Management
                                                                                      Incorporated
 Wells Fargo Advantage VT Small Cap      Seeks long-term capital appreciation         Wells Fargo Funds Management, LLC
  Growth Fund - Class 2                                                               Sub-advised by Wells Capital Management
                                                                                      Incorporated
 Wells Fargo Advantage VT Small Cap      Seeks long-term capital appreciation         Wells Fargo Funds Management, LLC
  Value Fund - Class 2                                                                Sub-advised by Wells Capital Management
                                                                                      Incorporated
 Wells Fargo Advantage VT Total Return   Total return consisting of income and        Wells Fargo Funds Management, LLC
  Bond Fund - Class 2                    capital appreciation                         Sub-advised by Wells Capital Management
                                                                                      Incorporated

                                                                     APP B-1

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APPENDIX B - THE HARTFORD'S LIFETIME INCOME BUILDER

OBJECTIVE

Protect your investment from poor market performance through potential annual Benefit Amount increases and provide income through predetermined periodic payments based either on a set schedule or your lifetime.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider (called the Unified Benefit Design in your Contract) provides a single Benefit Amount payable as two separate but bundled benefits which form the entire benefit. In other words, this rider is a guarantee of the Benefit Amount that you can access two ways:

- WITHDRAWAL BENEFIT allows (a) BENEFIT PAYMENTS: a series of withdrawals which may be paid annually until the Benefit Amount is reduced to zero or
    (b) LIFETIME BENEFIT PAYMENTS: a series of withdrawals which may be paid annually until the death of any Owner if the older Owner (or Annuitant if the Contract Owner is a trust) is age 60 or older. The Benefit Payments and Lifetime Benefit Payments may continue even if the Contract Value is reduced to zero; and/or

- GUARANTEED MINIMUM DEATH BENEFIT ("GMDB"). The GMDB is equal to the greater of the Benefit Amount or the Contract Value if the Contract Value is greater than zero. DEPLETING THE BENEFIT AMOUNT BY TAKING SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.

WHEN CAN YOU BUY THIS RIDER?


The Hartford's Lifetime Income Builder is closed to new investors (including existing Owners).


DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?


Yes. If you elected this rider, you could not elect any rider other than MAV Plus (MAV only in applicable states).


HOW IS THE CHARGE FOR THIS RIDER CALCULATED?


The fee for this rider is based on your then current Benefit Amount. This additional charge will automatically be deducted from your Contract Value on each Contract Anniversary. The charge is withdrawn from each Sub-Account and the Fixed Account in the same proportion that the value of the Sub-Account bears to the total Contract Value. The rider fee will not be taken from the DCA Plus account. The charge is deducted after all other financial transactions and any Benefit Amount increases are made. Once you elect this benefit, we will continue to deduct the charge until we begin to make Annuity Payouts. The rider charge may limit access to Fixed Accounts in certain states.


We reserve the right to increase the charge up to a maximum rate of 0.75% any time on or after your fifth Contract Anniversary or five years from the date from which we last notified you of a fee increase, whichever is later. If we increase this charge, you will receive advance notice of the increase and will be given the opportunity to suspend this and future charge increases. If you suspend any charge increase, you will no longer receive automatic Benefit Amount increases. If we do not receive notice from you to suspend the increase, we will automatically assume that automatic Benefit Amount increases will continue and the new charge will apply. Within 30 days prior to subsequent Contract Anniversaries, you may re-start automatic Benefit Amount increases at the charge in effect since your most recent notification. If you Surrender prior to a Contract Anniversary, a pro rata share of the charge will be assessed and will be equal to the charge multiplied by the Benefit Amount prior to the Surrender, multiplied by the number of days since the last charge was assessed, divided by 365.

You may decline the fee increase and permanently waive automatic Benefit Amount increases by:

-   Notifying us in writing, verbally or electronically, if available.

- Written notifications must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of declining the fee increase. We will take direction from one joint Owner. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuiness of any election.

- We will accept your notification up to 60 days prior to the Contract Anniversary on which the fee increase is scheduled to become effective.

- We will only honor notifications from the Owner or joint Owner and not through your broker.

- If you decline the fee increase we will suspend automatic Benefit Amount increases. You can re-start automatic Benefit Amount increases within 30 days of your Contract Anniversary if you accept the rider fee currently in effect.

- If you decline the fee increase, your Lifetime Benefit Payment will continue to be reset on each Contract Anniversary according to the rider's rules.

APP B-2

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DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. The initial Benefit Amount equals your initial Premium Payment. The Benefit Amount will be adjusted in the future through your actions as well as ours. The Benefit Amount will be increased as a result of automatic Benefit Amount increases or subsequent Premium Payments; However, if Surrenders have been taken, your new Benefit Payment may not be greater than your Benefit Amount prior to the Surrender. The Benefit Amount will be decreased as a result of any Surrenders and potentially, any changes in ownership.

- Automatic Benefit Amount increases. We may increase the Benefit Amount on each Contract Anniversary (referred to as "automatic Benefit Amount increases"), depending on the investment performance of your Contract. To compute this percentage, we will divide your Contract Value on the then current Contract Anniversary by the Maximum Contract Value and then reduced by 1. In no event will this factor be less than 0% or greater than 10%. Automatic Benefit Amount increases will not take place if the investment performance of your Sub-Accounts is neutral or negative. Automatic Benefit Amount increases will continue until the earlier of the Contract Anniversary immediately following the older Owner's or Annuitant's 75th birthday or the Annuity Commencement Date.

- Subsequent Premium Payments. When subsequent Premium Payments are received, the Benefit Amount will be increased by the dollar amount of the subsequent Premium Payment. However, if Surrenders have been taken your new Benefit Payment may not be greater than your Benefit Amount prior to the Surrender.

- Surrenders. When a Surrender is made, the Benefit Amount will be equal to the amount determined in either (A), (B) or (C) as follows:

    A. If total Surrenders since the most recent Contract Anniversary are equal to or less than the Benefit Payment, the Benefit Amount becomes the Benefit Amount immediately prior to the Surrender, less the amount of Surrender.

    B. If total Surrenders since the most recent Contract Anniversary exceed the Benefit Payment as a result of enrollment in our Automatic Income program to satisfy Required Minimum Distributions, the Benefit Amount becomes the Benefit Amount immediately prior to the Surrender, less the amount of Surrender.

    C. If total Surrenders since the most recent Contract Anniversary exceed the Benefit Payment and the Required Minimum Distribution exception in
        (B) does not apply, the Benefit Amount is re-calculated to the greater of zero or the lesser of (i) or (ii) as follows:

       (i)  the Contract Value immediately following the Surrender; or

       (ii) the Benefit Amount immediately prior to the Surrender, less the amount of Surrender.

- Benefit Amount limits. Your Benefit Amount can not be less than zero or more than $5 million. Any sums in excess of this ceiling will not be included for any benefits under this rider.

Since the Benefit Amount is a central source for both benefits under this rider, taking withdrawals will lessen or eliminate the Guaranteed Minimum Death Benefit. Refer to the Examples included in Appendix I for a more complete description of these effects.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

Yes. The following section describes both Benefit Payments and Lifetime Benefit Payments which together comprise the Withdrawal Benefit.

-   BENEFIT PAYMENTS

Under this option, Surrenders may be taken immediately as a Benefit Payment that is initially set equal to 5% annually of the initial Benefit Amount. The Benefit Payment is the amount guaranteed for withdrawal each Contract Year until the Benefit Amount is reduced to zero (even if the Contract Value is first reduced to zero). We support this guaranteed payment through our General Account which is subject to our claims paying ability and other liabilities as a company.

The Benefit Payment can be taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable Contingent Deferred Sales Charge.

Whenever a Surrender is taken during any Contract Year, the Benefit Payment will be adjusted to equal the amount in either (A), (B) or (C) as follows:

    A. If total Surrenders since the most recent Contract Anniversary are equal to or less than the Benefit Payment, the Benefit Payment until the next Contract Anniversary is equal to the lesser of the Benefit Payment immediately prior to the Surrender or the Benefit Amount immediately after the Surrender.

                                                                     APP B-3

-------------------------------------------------------------------------------

    B. If total Surrenders since the most recent Contract Anniversary exceed the Benefit Payment as a result of enrollment in our Automatic Income Program to satisfy Required Minimum Distributions, the provisions of (A) will apply.

    C. If total Surrenders since the most recent Contract Anniversary are more than the Benefit Payment and the Required Minimum Distribution exception in (B) does not apply, the Benefit Payment will be re-calculated to equal the Benefit Amount immediately following the Surrender multiplied by 5%.

If you choose an amount less than the Benefit Payment in any Contract Year, the remaining annual Benefit Payment cannot be carried forward to the next Contract Year. You may elect to take Benefit Payments at any time provided that the Benefit Amount is greater than zero.

If you make a subsequent Premium Payment, the Benefit Payment will be re-calculated to equal 5% of the Benefit Amount immediately after the subsequent Premium Payment is made.

If there is an increase in the Benefit Amount due to an automatic Benefit Amount increase on any Contract Anniversary, we will automatically re-calculate the Benefit Payment to the greater of the Benefit Payment immediately prior to the increase or the Benefit Amount immediately after the increase multiplied by 5%. If you are enrolled in our Automatic Income Program you must request in writing to increase the amount being withdrawn.

If Surrenders are less than or equal to the Benefit Payment but result in the Contract Value remaining after such Surrender to be less than our minimum amount rules then in effect, we will not terminate the Contract under our minimum amount rules if the Benefit Amount is greater than zero. However, if the Benefit Amount is zero and the Contract Value remaining after any Surrender is also less than our minimum amount rules then in effect, we may terminate the Contract and pay you the Surrender Value.

-   LIFETIME BENEFIT PAYMENTS

Under this option, Surrenders may be taken as Lifetime Benefit Payments that are initially equal to 5% annually of the Benefit Amount on the Contract Anniversary immediately following the older Owner's 60th birthday or 5% of the initial Benefit Amount if the older Owner is 60 or older at the rider's effective date The Lifetime Benefit Payment is the amount guaranteed to be available for withdrawal each Contract Year until the first death of any Owner (even if the Contract Value is reduced to zero). We support this payment through our General Account which is subject to our claims paying ability and other liabilities as a company.

The Lifetime Benefit Payment can be taken on any payment schedule that you request.

Lifetime Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value. Each Lifetime Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Lifetime Benefit Payment include any applicable Contingent Deferred Sales Charge.

Whenever a Surrender is taken after the Contract Anniversary immediately following the older Owner's 60th Birthday, the Lifetime Benefit Payment will be equal to the amount determined in either (A), (B) or (C) as follows:

    A. If total Surrenders since the most recent Contract Anniversary are equal to or less than the Lifetime Benefit Payment, the Lifetime Benefit Payment is equal to the Lifetime Benefit Payment immediately prior to the Surrender.

    B. If total Surrenders since the most recent Contract Anniversary exceed the Lifetime Benefit Payment as a result of enrollment in our Automatic Income program to satisfy Required Minimum Distributions, the provisions of (A) will apply.

    C. If total Surrenders since the most recent Contract Anniversary are more than the Lifetime Benefit Payment and the Required Minimum Distribution exception in (B) does not apply, the Lifetime Benefit Payments will be re-calculated to equal the Benefit Amount immediately following the partial Surrender multiplied by 5%.

If you choose an amount less than the Lifetime Benefit Payment in any Contract Year, the remaining annual Lifetime Benefit Payment cannot be carried forward to the next Contract Year.

Lifetime Benefit Payments will be available until the first death of any Owner. If the Contract Value is reduced to zero, Lifetime Benefit Payments will automatically continue under this Fixed Lifetime and Period Certain Annuity Payout.

If you make a subsequent Premium Payment after the Contract Anniversary immediately following the older Owner's 60th birthday, the Lifetime Benefit Payment will be re-calculated to equal 5% of the Benefit Amount after the subsequent Premium Payment is made.

If Surrenders are not taken prior to the Contract Anniversary immediately following the older Owner's 60th birthday, the Lifetime Benefit Payment will equal the Benefit Payment. If Surrenders are taken prior to the Contract Anniversary immediately following the older Owner's 60th birthday, the Lifetime Benefit Payment may be less than the Benefit Payment. The greater of the Benefit Payment or Lifetime Benefit Payment can be taken.

APP B-4

-------------------------------------------------------------------------------

If there is an increase in the Benefit Amount due to an automatic Benefit Amount increase on any Contract Anniversary after the older Owner's 60th birthday, we will automatically re-calculate the Lifetime Benefit Payment to equal the greater of the Lifetime Benefit Payment immediately prior to the increase or the Benefit Amount immediately after the increase multiplied by 5%.

If a Surrender is less than or equal to the Lifetime Benefit Payment but results in the Contract Value remaining after such Surrender to be less than our minimum amount rules then in effect, we will not terminate the Contract under our minimum amount rules. However, if the Contract Value remaining after any Surrender is less than our minimum amount rules then in effect and the Benefit Amount and your Lifetime Benefit Payments have been reduced to zero, we may terminate the Contract and pay the Surrender Value.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This rider includes a Guaranteed Minimum Death Benefit that replaces the standard Death Benefit. The GMDB is equal to the greater of the Benefit Amount or the Contract Value IF the Contract Value is greater than zero.

The Death Benefit is payable at the first death of an Owner or Annuitant. We will pay to the Beneficiary the greater of the Benefit Amount or the Contract Value (as long as the Contract Value is greater than zero) as of the date due proof of death is received by us.

If the Contract Value is zero as of the date of due proof of death, there will be no Death Benefit. Otherwise, the Death Benefit will fluctuate based on the Benefit Amount as reduced by Surrenders, Withdrawal Benefits and expenses as discussed above.

DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?

Yes. This rider replaces the standard Death Benefit.

CAN YOU REVOKE THIS RIDER?

No. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

WHAT EFFECT DO FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS RIDER?

You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value at the time you request a Surrender with any applicable charges deducted and not the Benefit Amount, Lifetime Benefit Payment or the Benefit Payment amount you would have received under this rider.

If you still have a Benefit Amount or Lifetime Benefit Payment Amount after you Surrender all of your Contract Value (following the provisions or the rider) or your Contract Value is reduced to zero, we will issue a payout annuity. If the Owner is a natural person we will treat the Owners(s) as the Annuitant for purposes of this annuity. If there is more than one Annuitant, the annuity will be on a first-to-die basis (joint and 0% survivor annuity). You may elect to have the Benefit Amount or Lifetime Benefit Payment paid to you under either the Fixed Period Certain Annuity Payout or the Fixed Lifetime and Period Certain Annuity Payout Option. The election is irrevocable.

Under certain circumstances Hartford had permitted certain Contract Owners to reinstate their Contracts (and certain riders) when a Contract Owner had requested a Surrender (either full or Partial) and returned the forms in good order to Hartford. Effective October 4, 2013, we will no longer allow Contract Owners to reinstate their Contracts (or riders) when a Contract Owner requests a Surrender (either full or Partial), except as noted in the section "Are there restrictions on how you must invest?"

If your Benefit Payment or your Lifetime Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Any ownership change made prior to the first anniversary of the rider effective date will have no impact on the Benefit Amount, but the Lifetime Benefit Payment may change as long as the new Owner(s) and Annuitant are less than age 76 at the time of the change. The Lifetime Benefit Payment may change based on the age of the new owner.

An ownership change after the first Contract Anniversary that causes a re-calculation in the benefits as long as the older Owner after the change is less than age 76 at the time of the change will automatically result in either
(A) or (B):

(A) If this rider is not currently available for sale, we will continue the existing rider for the GMDB only and the Withdrawal Benefit will terminate. This rider charge will then discontinue.

(B) If this rider is currently available for sale, we will continue the existing rider with respect to all benefits at your current charge. The Benefit Amount will be re-calculated to the lesser of the Contract Value or the Benefit Amount on the date of the change. The Benefit Payment and Lifetime Benefit Payment will be re-calculated on the date of the change.

                                                                     APP B-5

-------------------------------------------------------------------------------

If the older Owner is age 76 or greater at the time of an ownership change, this rider will continue with respect to the GMDB only and the Withdrawal Benefit will terminate. The GMDB will be modified to equal Contract Value only and the Rider charge will discontinue.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

Yes. If the Owner dies and the Beneficiary is the deceased Owner's Spouse at the time of death, the Spouse may continue the Contract and we will adjust the Contract Value to the amount we would have paid as a Death Benefit payment (the greater of the Contract Value and the Benefit Amount). If the Spouse elects to continue the Contract and is less than age 76 at the time of the continuation, then either (A) or (B) will automatically apply:

(A) If this rider is not currently available for sale, we will continue the existing The Hartford's Lifetime Income Builder for the GMDB only and the Withdrawal Benefit will terminate and the rider charge will discontinue.

(B) If this rider is currently available for sale, we will continue the existing rider with respect to all benefits at the current charge. The Benefit Amount and Maximum Contract Value will be re-calculated to the Contract Value on the continuation date. The Benefit Payments and Lifetime Benefit Payments will be re-calculated on the continuation date.

If the Spouse elects to continue the Contract and is age 76 or greater at the time of the continuation, this rider will continue with respect to the GMDB only and the Withdrawal Benefits will terminate. The GMDB will be modified to equal Contract Value only and the rider charge will discontinue. Spousal Contract continuation will only apply one time for each Contract.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you annuitize your Contract, you may choose any of those Annuity Payout Options offered in the Contract. The amount used for calculating Annuity Payout Options will be the Contract Value. In other words, you will forfeit any difference between your Contract Value and Benefit Amount by voluntarily annuitizing before the maximum Annuity Commencement Date.

If the annuity reaches the maximum Annuity Commencement Date the Contract will automatically be annuitized unless we and the Owner(s) agree to extend the Annuity Commencement Date, which approval may be withheld or delayed for any reason. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under The Hartford's Lifetime Income Builder rules applicable when the Contract Value equals zero.

-   FIXED PERIOD CERTAIN PAYOUT OPTION

If your Contract Value goes to zero, you are entitled to receive payments in a fixed dollar amount for a stated number of years. The actual number of years that payments will be made is determined by dividing the Benefit Amount by the Benefit Payment. The total amount payable under this Annuity Payout Option will equal the Benefit Amount. This annualized amount will be paid over the determined number of years. The frequency of payments you may elect will be among those offered by us at that time but will be no less frequently than annually. The amount payable in the final year of payments may be less than the prior year's annual amount payable so that the total amount of the payouts will be equal to the Benefit Amount. If, at the death of the any Annuitant, payments have been made for less than the stated number of years, the remaining scheduled payments will be made to the Beneficiary as scheduled payments in accordance with the Code and the Owner's last instructions on record.

-   FIXED LIFETIME AND PERIOD CERTAIN PAYOUT OPTION

If your Contract Value goes to zero and the Owner(s) are alive and age 60 or older, you are entitled to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years. The minimum number of years that payments will be made is determined on the Annuity Calculation Date by dividing the Benefit Amount by the Lifetime Benefit Payment. The total minimum amount payable under this option will equal the Benefit Amount. This Lifetime Benefit Payment amount will be paid over the greater of the minimum number of years, or until the death of any Annuitant. The frequency of payments you may elect will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the minimum number of years, the remaining scheduled payments will be made to the Beneficiary as scheduled payments in accordance with the Code and the Owner's last instructions on record.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?


Yes. Effective October 4, 2013, we began enforcing our contractual right to require that you allocate your Contract Value and future Premium Payments in accordance with the investment restrictions described in Appendix D as a condition to maintaining the withdrawal benefit of the rider. Your selected allocations are automatically rebalanced quarterly. If your allocations do not comply with the investment restrictions described in Appendix D, on and after October 4, 2013 the living benefit feature of the rider will be

APP B-6

-------------------------------------------------------------------------------


revoked. These restrictions are intended to reduce the risk of investment losses that could require the Company to use its General Account assets to pay amounts due under the rider.



To the extent permitted by law, we may modify, add, delete, or substitute, the asset allocation models, investment programs, Funds, portfolio rebalancing requirements, and other investment requirements and restrictions that apply while either rider is in effect. For instance, we might amend these asset allocation models if a Fund (i) merges into another fund, (ii) changes investment objectives, (iii) closes to further investments and/or (iv) fails to meet acceptable risk parameters. These changes will not be applied with respect to then existing investments. We will give you advance notice of these changes. Please refer to "Other Program considerations" under the section entitled "What other ways can you invest?" in Section 4.a for more information regarding the potential impact of Fund mergers and liquidations with respect to then existing investments within an asset allocation model.


EXCEPT AS PROVIDED BELOW, FAILURE TO COMPLY WITH THE INVESTMENT REQUIREMENT OR RESTRICTION WILL RESULT IN TERMINATION OF THE RIDER. IF THE RIDER IS TERMINATED BY US, FOR VIOLATION OF APPLICABLE INVESTMENT REQUIREMENTS OR RESTRICTIONS, WE WILL ASSESS A PRO-RATED SHARE OF THE RIDER CHARGE AND WILL NO LONGER ASSESS A RIDER CHARGE THEREAFTER. TERMINATION OF THE RIDER WILL NOT TERMINATE ANY CONCURRENT GUARANTEED MINIMUM DEATH BENEFIT RIDER.


If the rider is terminated by us due to a failure to comply with these investment restrictions, you will have one opportunity to reinstate the rider by reallocating your Contract Value in accordance with then prevailing investment restrictions. You will have a thirty calendar day reinstatement period to do this. The reinstatement period will begin upon termination of the rider. Your right to reinstate the rider will be terminated if during the reinstatement period you make a subsequent Premium Payment, take a partial Surrender or make a Covered Life change. Upon reinstatement, your Payment Base will be reset at the lower of the Payment Base prior to the termination or Contract Value as of the date of reinstatement. Your Withdrawal Percentage will be reset to equal the Withdrawal Percentage prior to termination unless during the reinstatement period the relevant Covered Life qualifies for a new age band.


Investment in any asset allocation model could mitigate losses but also hamper potential gains. The asset allocation models that you must invest in under the rider provide very different potential risk/reward characteristics. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these investment requirements and restrictions.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

No.

CAN WE AGGREGATE CONTRACTS?

For purposes of determining the Benefit Amount under this rider, we reserve the right to treat one or more Contracts issued by us to you with any optional Withdrawal Benefit rider in the same calendar year as one Contract. Accordingly, if we elect to aggregate Contracts, we will change the period over which we measure withdrawals against the Benefit Payment.

OTHER INFORMATION

For examples of how this rider works, see "Appendix I."


This rider may not be appropriate for all investors. Several factors, among others, should be considered:


- The benefits under this rider cannot be directly or indirectly assigned, pledged, collateralized or securitized in any way. Any such actions will invalidate this rider.

- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use. For instance, if you deplete your Benefit Amount through Surrenders, whether voluntarily or as a result of Required Minimum Distributions, you will reduce your Death Benefit. If your Contract Value is zero as of the date of due proof of death, there will be no Death Benefit. This may be of special concern to seniors.

- Inasmuch as Withdrawal Benefits may reduce or eliminate the GMDB, electing this rider as part of an investment program involving a qualified plan may not make sense unless, for instance, other features of this Contract such as Withdrawal Benefits and access to Funds, outweigh the absence of additional tax advantages from a variable annuity.

- Annuitizing your Contract, whether voluntarily or not, will impact these benefits. First, annuitization shall eliminate the Guaranteed Minimum Death Benefit. Second, annuitization will terminate any Withdrawal Benefits which will be converted into annuity payments according to the annuitization option chosen. Accordingly, Lifetime Benefit Payments could be replaced by another "lifetime" payout option and will not be subject to automatic Benefit Amount increases.

- Even though this rider is designed to provide "living benefits," you should not assume that you will necessarily receive "payments for life" if you have violated any of the terms of this rider.

                                                                     APP B-7

-------------------------------------------------------------------------------

- Purchasing this rider is a one time only event and cannot be undone later. If you elect this rider you will not be able to elect standard Death Benefits or optional riders other than MAV Plus.

- Any additional contributions made to your Contract after withdrawals have begun will cause the Benefit Amount to be recalculated. If an additional contribution is made, the Benefit Amount will be recalculated to equal the remaining Benefit Amount plus the additional contribution, which could be more or less than the original Benefit Amount and could change the amount of your Benefit Payments or Lifetime Benefit Payments, as the case may be.

- Spouses who are not a joint Owner or Beneficiary may find continuation of this rider to be unavailable or unattractive after the death of the Owner-Spouse. Continuation of the options available in this rider is dependent upon its availability at the time of death of the first Owner-Spouse and will be subject to then prevailing charges.

-   Certain ownership changes may result in a reduction of benefits.

- Annuitizing your Contract instead of receiving Benefit Payments or Lifetime Benefit Payments will forfeit any increases in your Benefit Amount over your Contract Value. Voluntary or involuntary annuitization will terminate Lifetime Benefit Payments. Annuity Payout Options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.

- Finally, we may increase the charge for this rider on or after the fifth Contract Anniversary or five years since your last increase notification, whichever is later.

- There are no assurances made or implied that automatic Benefit Amount increases will occur and if occurring, will be predictable.

- We do not automatically increase payments under the Automatic Income Program if your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

                                                                     APP C-1

-------------------------------------------------------------------------------

APPENDIX C - THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS AND THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS

OBJECTIVE

The objective of these two different riders is to (i) protect your investment from poor market performance; (ii) provide longevity protection through Lifetime Benefit Payments; and (iii) provide Death Benefit protection.

HOW DO THE RIDERS HELP ACHIEVE THIS GOAL?

- LIFETIME WITHDRAWAL FEATURE. Provided you follow the rules below, the riders provide a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life's Lifetime Income Eligibility Date until the first death of any Covered Life ("Single Life Option") or until the second death of any Covered Life ("Joint/Spousal Option"). Lifetime Benefit Payments are maximum amounts that can be withdrawn each year based on the rider chosen:

Lifetime Income                 =      Payment Base or Contract   x      Withdrawal Percent
Builder Selects                        Value, whichever is
                                       higher
                                                - or -
Lifetime Income                 =      Payment Base               x      Withdrawal Percent
Builder Portfolios

- GUARANTEED MINIMUM DEATH BENEFIT. This guaranteed minimum Death Benefit provides a Death Benefit equal to the greater of Premium Payments (adjusted for partial Surrenders) or Contract Value as of the date due proof of death is received by us for any Contract Owner or Annuitant. PARTIAL SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.

WHEN CAN YOU BUY THE RIDERS?


The Hartford's Lifetime Income Builders Selects is closed to new investors (including existing Owners).


When you buy either rider, you must provide us with the names and date of birth of the Owner, any joint Owner, Annuitant and Beneficiary. We then determine who the "Relevant Covered Life" and other "Covered Lives" will be when establishing the Withdrawal Percent.

- A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.

- For the Single Life Option, the Covered Life is most often the same as the Contract Owner and joint Owner (which could be two different people). In the Joint/Spousal Option, the Covered Life is most often the Contract Owner, and his or her Spouse is the joint Owner or Beneficiary.

- The Relevant Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the Relevant Covered Life; and when the Joint/Spousal Option is chosen, we use the younger Covered Life as the Relevant Covered Life.

The maximum age of any Contract Owner or Annuitant when electing either rider is
80. These age restrictions also apply to the Beneficiary when the Joint/Spousal Option is chosen.

DOES ELECTING EITHER RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?


Yes. If you elected either rider, you could not elect any rider other than MAV Plus (MAV only in applicable states).


HOW IS THE CHARGE FOR EITHER RIDER CALCULATED?

The fee for the riders is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary after your Anniversary Value and Payment Base have been computed and prior to all other financial transactions. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for the riders will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.

APP C-2

-------------------------------------------------------------------------------

We reserve the right to increase the charge for either or both riders (and any option) up to the maximum fees described in the Synopsis at any time 12 months after either rider's effective date. Any future fee increase will be based on the charge that we are then currently charging other customers who have not previously elected such rider.

Fee increases will not apply if (a) the age of the Relevant Covered Life is 81 or older; (b) you notify us of your election to permanently waive automatic Payment Base increases as described below; or (c) we convert your benefits based on our Minimum Amount rules defined in your Contract. This fee may not be the same as the fee that we charge new purchasers.

Subject to the foregoing limitation, we also reserve the right to charge a different fee for either rider (or options) to any new Contract Owners as a result of a change of Covered Life. Unless exempt, we will automatically deduct rider fees, as they may be increased from time to time.

You will receive advanced notice of any fee increase. You may decline the fee increase and permanently waive automatic Payment Base increases by:

-   Notifying us in writing, verbally or electronically, if available.

- Written notifications must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of declining the fee increase. We will take direction from one joint Owner. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuiness of any election.

- We will accept your notification up to 60 days prior to the Contract Anniversary on which the fee increase is scheduled to become effective.

- We will only honor notifications from the Owner or joint Owner and not through your broker.

- Your decision to decline the fee increase and waive automatic Payment Base increases is irrevocable. You will not be able to accept the fee increase and resume automatic Payment Base increases in the future.

- If you decline the fee increase, your Lifetime Benefit Payment will continue to be reset on each Contract Anniversary according to the rider's rules.

- If you decline the fee increase, and defer withdrawals for at least five years, the Withdrawal Percentage will continue to be reset when a new age band is reached according to the rider's rules.

DOES THE PAYMENT BASE CHANGE UNDER EITHER RIDER?

Yes, your initial Payment Base equals your initial Premium Payment except in regard to a company sponsored-exchange program. Your Payment Base will fluctuate based on:

       -   automatic Payment Base increases; and

       -   subsequent Premium Payments; and

       - partial Surrenders (including partial Surrenders taken prior to the Lifetime Income Eligibility Date or if the amount of the partial Surrender exceeds either your Threshold or Lifetime Benefit Payment amount).

- Automatic Payment Base Increase: Your automatic annual Payment Base increase varies depending on whether you choose The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios. The following table describes how these options operate:

                         THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS         THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------------------
New Payment Base     [(current Anniversary Value (prior to the rider charge   The higher of current Contract Value or Payment Base
                     being taken) divided by your prior Payment Base)]
                     multiplied by your prior Payment Base
Annual Payment Base  0% - 10%                                                 Unlimited
increase limits

  We will determine if you are eligible for annual automatic Payment Base increases on each Contract Anniversary.

  Automatic Payment Base increases will cease upon the earliest of:

    -   your Annuity Commencement Date;

    - the Contract Anniversary immediately following the Relevant Covered Life's attained age of 80; or

                                                                     APP C-3

-------------------------------------------------------------------------------

    -   You waive your right to receive automatic Payment Base increases.

  Your Payment Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Payment Base above this ceiling will not be included for any benefits under either rider. See Examples 16 and 17 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix I.

- Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis. See Examples 10 and 11 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix I.

- Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior to the Lifetime Income Eligibility Date, and (b) if the cumulative amount of all partial Surrenders during any Contract Year exceeds the applicable limits as discussed below:

    A. If cumulative partial Surrenders taken during any Contract Year and prior to the Lifetime Income Eligibility Date, are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to the Lifetime Income Eligibility Date are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B. If cumulative partial Surrenders taken after the Lifetime Income Eligibility Date are equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will not reduce the Payment Base.

    C. For any partial Surrender that causes cumulative partial Surrenders after the Lifetime Income Eligibility Date to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.

  See Examples 3-9 and 12-15 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix I

- Covered Life changes may also trigger a recalculation of your Payment Base, Lifetime Benefit Payment, Guaranteed Minimum Death Benefit and rider fees. See "WHAT HAPPENS IF YOU CHANGE OWNERSHIP?" below.

- Option Conversion. We reserve the right to offer a one-time only conversion from The Hartford's Lifetime Income Builder Selects to The Hartford's Lifetime Income Builder Portfolios, or vice versa, on or after the first Contract Anniversary after the rider has been in effect and prior to the Relevant Covered Life's reaching attained age 81. Your then current Payment Base will be your new Payment Base for the purposes of the converted rider. This conversion will go into effect on the next following Contract Anniversary. A conversion notice must be received by us in good order between 30 days prior to, or within 15 days after, a Contract Anniversary. This privilege may be withdrawn at our sole discretion at any time without prior notice. The rider fee and any associated restrictions will be based on the rider then in effect. You may rescind your election within 15 days after making your election. Upon rescission; however, your Payment Base will be reset at the LOWER of the then applicable Payment Base or the Contract Value at the time of rescission. RESCISSION OF A CONVERSION OPTION MAY THEREFORE RESULT IN A PERMANENT REDUCTION OF BENEFITS. Once rescinded, this privilege will be terminated.

- Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable CDSC.

IS EITHER RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

Yes. However, withdrawals taken prior to the Lifetime Income Eligibility Date are not guaranteed to be available throughout your lifetime. Such withdrawals will reduce (and may even eliminate) the Payment Base otherwise available to establish Lifetime Benefit Payments and Guaranteed Minimum Death Benefits.

APP C-4

-------------------------------------------------------------------------------

As shown in the following table, the Withdrawal Percent for all partial Surrenders taken BEFORE the Lifetime Income Eligibility Date will be 5% (Single Life Option) or 4.5% (Joint/Spousal Option). In contrast, the Withdrawal Percent for partial Surrenders taken AFTER the Lifetime Income Eligibility Date will be based on the chronological age of the Relevant Covered Life at the time of the first withdrawal as shown below:

                                                     WITHDRAWAL PERCENT
           RELEVANT COVERED LIFE              SINGLE LIFE         JOINT/SPOUSAL
               ATTAINED AGE                      OPTION               OPTION
--------------------------------------------------------------------------------
          [LESS THAN]59 1/2 - 64                  5.0%                 4.5%
                  65 - 69                         5.5%                 5.0%
                  70 - 74                         6.0%                 5.5%
                  75 - 79                         6.5%                 6.0%
                  80 - 84                         7.0%                 6.5%
                  85 - 90                         7.5%                 7.0%
                    90+                           8.0%                 7.5%

Except as provided below, the Withdrawal Percent will be based on the chronological age of the Relevant Covered Life at the time of the first Surrender.

    1. If a partial Surrender HAS NOT been taken, your new Withdrawal Percent will be effective on the next birthday that brought the Relevant Covered Life into a new Withdrawal Percent age band; or

    2. If you have deferred taking partial Surrenders for five years from the date you purchased this rider, your new Withdrawal Percent will be effective on the next birthday that brings the Relevant covered Life into a new Withdrawal Percent age band. Your new Withdrawal Percent will thereafter continue to change based on the age of the Relevant Covered Life as shown on the table above regardless of whether partial Surrenders are taken after such five year period or;

    3. If the preceding requirements in (1) or (2) have not been met, your new Withdrawal Percent will be effective as of the Contract Anniversary when the next automatic Payment Base increase occurs due to market performance after the birthday that brings the Relevant Covered Life into a new Withdrawal Percent age band.

If you meet the deferral requirements above, you will not forfeit your right to automatic Withdrawal Percent increases even if you decline future fee increases.

Please refer to Example 24 in The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios Examples Appendix for more information.

IS EITHER RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments adjusted for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or Annuitant. Termination of either rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. For Joint/Spousal election of either rider, no Death Benefit will be available when a Relevant Covered Life is the Beneficiary and the Beneficiary dies.

Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:

    A. If cumulative partial Surrenders taken prior to the Lifetime Income Eligibility Date are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to the Lifetime Income Eligibility Date are greater than the Threshold (subject to rounding), then we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and
        (ii) proportionate basis for the amount in excess of the Threshold.

    B. If cumulative partial Surrenders after the Lifetime Income Eligibility Date are (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.

    C. For any partial Surrender that causes cumulative partial Surrenders after the Lifetime Income Eligibility Date to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.

                                                                     APP C-5

-------------------------------------------------------------------------------

Please refer to the section labeled "CAN YOUR SPOUSE CONTINUE YOUR LIFETIME WITHDRAWAL FEATURE" for more information on the continuation of the Lifetime Benefit Payments by your Spouse.

DOES EITHER RIDER REPLACE THE STANDARD DEATH BENEFIT?

YES, IT PERMANENTLY REPLACES THE STANDARD DEATH BENEFIT. The Guaranteed Minimum Death Benefit will be reset to equal Contract Value when there is a Covered Life change that exceeds the permissible age limitation under either rider. This may also occur for the Single Life Option when the spouse elects Spousal Contract continuation and the new Covered Life exceeds the age limit.

CAN YOU REVOKE THIS RIDER?

No. However, a Company-sponsored exchange of this rider will not be considered to be a revocation by you of either rider.

WHAT EFFECT DOES PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS RIDER?

Please refer to "DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER EITHER RIDER?" for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under either rider.

If your Contract Value on any Contract Anniversary is ever reduced below the minimum amount (as defined in your Contract - generally, the greater of $500 or one Lifetime Benefit Payment) as a result of investment performance or if on any Valuation Day a partial Surrender is taken that reduces your Contract Value below the minimum amount, then the following will occur:

-   We will no longer accept subsequent Premium Payments; and

- You will be required to either make a full Surrender or promptly transfer your remaining Contract Value to an approved Sub-Account(s) and/or Programs (failure to do so after a reasonable amount of time being deemed as acquiescence to our reallocation of these sums to the Money Market Sub-Account); and

- Lifetime Benefit Payments will continue and Withdrawal Percent increases will continue if the Contract qualifies for the 5-year deferral provision;

- Your Guaranteed Minimum Death Benefit will continue to be reduced by Lifetime Benefit Payments until reduced to zero at which time your Death Benefit shall be equal to your Contract Value; and

- All other privileges under either rider will terminate and you will no longer be charged a rider fee or Annual Maintenance Fee; and

- If any amount greater than a Lifetime Benefit Payment is requested, the Contract will be liquidated, the rider will terminate and the Guaranteed Minimum Death Benefit will be lost.

See Examples 21 and 22 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix I.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Inasmuch as this rider is affected by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a recalculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.

Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the applicable rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new relevant Covered Life.

After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change. The charge for this rider will remain the same.

Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change. The charge for this rider will remain the same.

APP C-6

-------------------------------------------------------------------------------

You may not convert your Joint/Spousal Option election to a Single Life Option. In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then:

    A. If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Lifetime Withdrawal Feature of either rider and continue the Guaranteed Minimum Death Benefit only. The charge for the rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.

    B. If the older Covered Life after the change exceeds the maximum age limitation of either rider at the time of the change, or we no longer offer either rider, then the rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then:

    A. If we no longer offer such rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Lifetime Withdrawal Feature will terminate. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or

    B. If we offer such rider, then we will use the attained age of the older Covered Life as of the date of the Covered Life change to reset the Withdrawal Percent. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change; or

    C. If we offer such rider and the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If such rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.

The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.

SINGLE LIFE OPTION ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving             The Annuitant is living or       Joint Contract Owner receives
                                 non-spousal Contract Owner       deceased                         the Death Benefit and this
                                                                                                   rider terminates
Contract Owner                   There is a surviving spousal     The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit and this
                                                                                                   rider can continue under
                                                                                                   Spousal Contract continuation
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Designated
                                 Owner                            deceased                         Beneficiary receives the Death
                                                                                                   Benefit
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Estate
                                 Owner or Beneficiary             deceased                         receives the Death Benefit
Annuitant                        Contract Owner is living         There is no Contingent           Contract continues, no Death
                                                                  Annuitant and the Contract       Benefit is paid, and this rider
                                                                  Owner becomes the Contingent     continues
                                                                  Annuitant
Annuitant                        Contract Owner is living         There is no Contingent           Rider terminates and Contract
                                                                  Annuitant and the Contract       Owner receives the Death
                                                                  Owner waives their right to      Benefit
                                                                  become the Contingent Annuitant
Annuitant                        Contract Owner is Living         Contingent Annuitant is Living   Contingent Annuitant becomes
                                                                                                   the Annuitant and the Contract
                                                                                                   and this rider continues

                                                                    APP C-7

-------------------------------------------------------------------------------

JOINT/SPOUSAL ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving Contract    The Annuitant is living or       The surviving Contract Owner
                                 Owner                            deceased                         continues the Contract and
                                                                                                   rider; we will increase the
                                                                                                   Contract Value to the Death
                                                                                                   Benefit value
Contract Owner                   There is no surviving Contract   The Spouse is the sole primary   Follow Spousal Contract
                                 Owner                            beneficiary                      continuation rules for joint
                                                                                                   life elections
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates and Contract
                                 Owner or Beneficiary             deceased                         Owner's estate receives the
                                                                                                   Death Benefit
Annuitant                        The Contract Owner is living     There is a Contingent Annuitant  The Rider continues; upon the death of the last surviving
                                                                                                   Covered Life, the rider will
                                                                                                   terminate.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR LIFETIME WITHDRAWAL FEATURE?

-   SINGLE LIFE OPTION:

If a Covered Life dies and the sole Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. If the Spouse elects to continue the Contract and such rider, we will continue the rider with respect to all Lifetime Withdrawal Benefits at the charge that is currently being assessed for new sales at the time of continuation. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal Contract continuation. If the new Covered Life is less than age 81 at the time of the Spousal Contract continuation, and such rider (or a similar rider, as we determine) is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal Contract continuation. If the new Covered Life is 81 or older at the time of the Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.

If we are no longer offering such rider at the time of Spousal Contract continuation, we will revoke the Lifetime Withdrawal Feature, the Guaranteed Minimum Death Benefit will be set equal to the Contract Value and the rider charge will no longer be assessed.

-   JOINT/SPOUSAL OPTION:

Either rider is designed to facilitate the continuation of your rights under the rider by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater and we will continue the rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:

- The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date;

- The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal Contract continuation date;

- The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Spousal Contract continuation date; and

-   The Lifetime Benefit Payment will be recalculated.

The remaining Covered Life can not name a new owner on the Contract. Any new Beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. Either rider will terminate upon the death of the remaining Covered Life.

See Examples 18 and 19 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix I.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value and will not be able to elect any of the annuitization options allowed under this rider. If your Contract reaches the Annuity

APP C-8

-------------------------------------------------------------------------------

Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our Minimum Amount rule then in effect.

If your Contract Value is reduced below our Minimum Amount rule (as defined in your Contract), then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.

-   SINGLE LIFE OPTION:

If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.

If the older Annuitant is age 59 1/2 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 59 1/2 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.

If the Annuitant and joint Annuitant are alive and the older Annuitant is age 59 1/2 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or the applicable Threshold. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

This option may not be available if the Contract is issued to qualify under Code Sections 401, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

-   JOINT/SPOUSAL OPTION:

If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.

If the younger Annuitant is alive and age 59 1/2 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 59 1/2 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.

If the Annuitant is alive and the younger Annuitant is age 59 1/2 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or the applicable Threshold. Therefore, the higher your then remaining Guaranteed Minimum Death Benefit is at the time of annuitization, the longer the time period you will be entitled to receive annuitization payments. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

                                                                    APP C-9

-------------------------------------------------------------------------------

These options may not be available if the Contract is issued to qualify under Code Sections 401, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes, as described in the following table:


Lifetime Income Builder     Yes. Effective October 4, 2013, we began enforcing our contractual right to require that you
Selects                     allocate your Contract Value and future Premium Payments must be invested in accordance with the investment restrictions described in Appendix D as a condition to maintaining the withdrawal benefit of the rider. Your allocations are automatically rebalanced quarterly. If your allocations do not comply with the investment restrictions described in Appendix D on and after October 4, 2013 the withdrawal benefit of your rider will be revoked. These restrictions are intended to reduce the risk of investment losses that could require the Company to use its
                            General Account assets to pay amounts due under the rider.
                            To the extent permitted by applicable law we may modify, add, delete, or substitute (to the extent permitted by applicable law), the asset allocation models, investment programs, Funds, portfolio rebalancing requirements, and other investment requirements and restrictions that apply while the rider is in effect. For instance, we might amend these asset allocation models if a Fund (i) merges into another fund, (ii) changes investment objectives, (iii) closes to further investments and/or (iv) fails to meet acceptable risk parameters. These changes will not be applied with respect to then existing investments. We will give you advance notice of these changes. Please refer to "Other Program considerations" under the section entitled "What other ways can you invest?" in Section 4.a for more information regarding the potential impact of Fund mergers and liquidations with respect to then existing investments within an asset allocation model.
                            EXCEPT AS PROVIDED BELOW, FAILURE TO COMPLY WITH THE INVESTMENT RESTRICTIONS WILL RESULT IN
                            TERMINATION OF THE RIDER. IF THE RIDER IS TERMINATED BY US FOR VIOLATION OF APPLICABLE
                            INVESTMENT RESTRICTIONS, WE WILL ASSESS A PRO-RATED SHARE OF THE RIDER CHARGE AND WILL NO
                            LONGER ASSESS A RIDER CHARGE THEREAFTER. TERMINATION OF THE RIDER WILL NOT TERMINATE ANY
                            CONCURRENT GUARANTEED MINIMUM DEATH BENEFIT RIDER.
                            If the rider is terminated by us due to a failure to comply with these investment restrictions, you will have one opportunity to reinstate the rider by reallocating your Contract Value in accordance with then prevailing investment restrictions. You will have a thirty calendar day reinstatement period to do this. The reinstatement period will begin upon termination of the rider. Your right to reinstate the rider will be terminated if during the reinstatement period you make a subsequent Premium Payment, take a partial Surrender or make a Covered Life change.
                            Upon reinstatement, your Payment Base will be reset at the lower of the Payment Base prior to the termination or Contract Value as of the date of reinstatement. Your Withdrawal Percentage will be reset to equal the Withdrawal Percentage prior to termination unless during the reinstatement period the relevant Covered Life qualifies for a new age band.
                            Investment in any asset allocation model could mitigate losses but also hamper potential gains.
                            The asset allocation models that you must invest in under the rider provide very different potential risk/ reward characteristics. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these investment requirements and restrictions.
Lifetime Income Builder     Yes, Your Contract Value must be invested in one or more Programs and in an approved model
Portfolios                  portfolio, Funds or other investment vehicles established from time to time. Permissible portfolios, Funds, Programs or other investment vehicles are described in Appendix D. Not all model portfolios or Programs are available through all Financial Intermediaries.
                            To the extent permitted by applicable law, we may, in our sole discretion, add, replace or alter Funds, Programs and model portfolios from time to time. You will be provided with advance notification of any investment restriction changes. Changes may be made on a prospective basis with respect to any additional Premium Payments received.

APP C-10

-------------------------------------------------------------------------------

                                While you may switch from model portfolio to model portfolio, you can not pick and choose Funds within any model portfolios nor may you specify which Funds should be redeemed to satisfy the
                                Lifetime Withdrawal Feature. You may provide written investment instructions to invest Contract
                                Value in a manner that violates these investment restrictions. Any such action will; however, result in the termination of your rights under either rider.

Investments within model portfolios will fluctuate in value and may be worth more or less than your original investment. We are not responsible for lost investment opportunities associated with the implementation of these investment restrictions. Please refer to each Fund's investment objectives, policies and restrictions and the risks of investing in each Fund as described in this prospectus and the prospectus for each Fund.


If your Lifetime Withdrawal Feature is revoked due to failure to comply with the investment restrictions, you will have a one time opportunity to reinstate the Lifetime Withdrawal Feature on your rider. There is a thirty calendar day reinstatement period that will begin from the date your lifetime withdrawal feature is revoked. During the reinstatement period, if you make a subsequent Premium Payment, take a partial Surrender or make a Covered Life change, your opportunity to reinstate will be terminated.


Upon reinstatement of your Lifetime Withdrawal Feature under either rider, your Payment Base will be reset at the lower of the Payment Base prior to the revocation and Contract Value as of the date of the reinstatement. Your Withdrawal Percentage will be set equal to the Withdrawal Percentage prior to the Lifetime Withdrawal Feature revocation; unless, if within the reinstatement period you reach a new age band and no partial Surrenders have been taken, then the Withdrawal Percentage will be set equal to the appropriate percentage based on the attained age of the Relevant Covered Life. Your Lifetime Benefit Payment will be recalculated based on the Lifetime Withdrawal Feature values as of the date of the reinstatement. We will deduct a prorated rider charge on your Contract Anniversary following the reinstatement for the time period between the reinstatement date and your first Contract Anniversary following the reinstatement.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We may not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments in excess of $100,000 without prior approval. This restrictions are not currently enforced. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments.

CAN WE AGGREGATE CONTRACTS?

Yes. For purposes of determining the Payment Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.

We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The benefits under this rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

- YOUR ANNUAL LIFETIME BENEFIT PAYMENTS MAY FLUCTUATE BASED ON CHANGES IN THE PAYMENT BASE AND CONTRACT VALUE. THE PAYMENT BASE IS SENSITIVE TO PARTIAL SURRENDERS IN EXCESS OF THE THEN CURRENT MAXIMUM LIFETIME BENEFIT PAYMENT OR THRESHOLD. IT IS THEREFORE POSSIBLE THAT SURRENDERS AND SUBSEQUENT PREMIUM PAYMENTS WITHIN THE SAME CONTRACT YEAR, WHETHER OR NOT EQUAL TO ONE ANOTHER, CAN RESULT IN LOWER LIFETIME BENEFIT PAYMENTS.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these "lifetime" benefits. First, you may no longer invest additional Premium Payments. Second, the Death Benefit will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize, you will forfeit automatic Payment Base increases (if applicable) and lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.

- If you had elected the conversion option from The Hartford's Lifetime Income Builder Selects to The Hartford's Lifetime Income Builder Portfolios, or vice versa, and subsequently rescinded that election, your Payment Base will be set to the lower of the

                                                                   APP C-11

-------------------------------------------------------------------------------

  Payment Base or the Contract Value on the date of the rescission and therefore your old Payment Base will not be restored. The Death Benefit will also be set to the lower of the Guaranteed Minimum Death Benefit and the Contract Value on the date of the rescission.

- Even though either rider is designed to provide living benefits, you should not assume that you will necessarily receive payments for life if you have violated any of the terms of this rider.

- While there is no minimum age for electing either rider, withdrawals taken prior to the Lifetime Income Eligibility Date will reduce, or can even eliminate guaranteed Lifetime Benefit Payments. PAYMENTS TAKEN PRIOR TO THE LIFETIME INCOME ELIGIBILITY DATE ARE NOT GUARANTEED TO LAST FOR A LIFETIME. Either rider may not be suitable if a Covered Life is under attained age 59 1/2.

- The determination of the Relevant Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.

- We may terminate either or both riders post-election based on your violation of benefit rules and may otherwise withdraw such rider (or any option) for new sales at any time. In the event that either rider (or any option) is terminated by us, your Lifetime Benefit Payments will cease; your Payment Base, including any automatic Payment Base increases will be eliminated and the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.

- Unless otherwise provided, you may select either rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect either rider you will not be eligible to elect optional riders other than MAV or MAV Plus.

- When the Single Life Option is chosen, Spouses may find continuation of either rider to be unavailable or unattractive after the death of the Contract Owner. Continuation of the benefits available in either optional rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.

- The Joint/Spousal Option provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under this rider.

- Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.

- Annuity pay-out options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.

- The fee for either rider may increase any time after 12 months from either rider's effective date. There are no assurances as to the fee we will be charging at the time of each Payment Base increase. This is subject to the maximum fee disclosed in the Synopsis.

- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.

- We do not automatically increase payments under the Automatic Income Program if your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

                                                                     APP D-1

-------------------------------------------------------------------------------


APPENDIX D - OPTIONAL RIDER INVESTMENT RESTRICTIONS (PERCENTAGE ALLOCATIONS APPLY TO VALUE IN THE
SUB-ACCOUNTS)



  A: INVESTMENT RESTRICTIONS FOR: THE HARTFORD'S LIFETIME INCOME BUILDER, THE HARTFORD'S LIFETIME INCOME BUILDER FOUNDATION, THE HARTFORD'S LIFETIME INCOME
          BUILDER II, THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS:



     (Applicable TO: DIRECTOR M, DIRECTOR M ACCESS, DIRECTOR M EDGE, DIRECTOR M
                                  PLUS AND DIRECTOR M OUTLOOK)



Your Sub-Account value must be allocated in accordance with the following investment restrictions on and after October 4, 2013 and you must elect to rebalance to the allocations on a quarterly basis:


                                (1) SELF SELECT


CATEGORY 1:   FIXED INCOME     RULE: MINIMUM 40% OF ALLOCATION MAXIMUM OF 100% OF ALLOCATION*
CATEGORY 2:   ACCEPTABLE INVESTMENT OPTIONS (EQUITY OR MULTI-ASSET)    RULE: MAXIMUM 60% OF ALLOCATION,
              MAXIMUM 20% IN ANY ONE FUND
CATEGORY 3:   LIMITED INVESTMENT OPTIONS (EQUITY, MULTI-ASSET, OR BOND)    RULE: MAXIMUM 20% OF
              ALLOCATION, MAXIMUM OF 10% IN ANY ONE FUND



CATEGORY 1: FIXED INCOME    RULE: MINIMUM 40% OF ALLOCATION MAXIMUM OF 100% OF
ALLOCATION*



Hartford Ultrashort Bond HLS Fund
Hartford Total Return Bond HLS Fund
Hartford U.S. Government Securities HLS Fund
Invesco V.I. Money Market Fund



* If you have 100% allocation to the Fixed Accumulation Feature (FAF) on and after October 4, 2013 you will comply with these investment restrictions for as long as your allocation remains at 100% to the FAF. Please remember that effective October 4, 2013, the FAF was closed to new allocations or Premium Payments (with limited state exclusions). Therefore, if you move any money out of the FAF and into the Sub‐Accounts you will not be able to move it back into the FAF AND your Sub‐Account allocations must comply with these investment restrictions in order to prevent the termination of your living benefit rider.



CATEGORY 2: ACCEPTABLE INVESTMENT OPTIONS (EQUITY OR MULTI-ASSET)    RULE:
MAXIMUM 60% OF ALLOCATION, MAXIMUM 20% IN ANY ONE FUND


AllianceBernstein VPS Balanced Wealth Strategy Portfolio
AllianceBernstein VPS International Growth Portfolio
AllianceBernstein VPS International Value Portfolio
AllianceBernstein VPS Value Portfolio
Fidelity VIP Contrafund Portfolio
Fidelity VIP Dynamic Capital Appreciation Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Hartford Balanced HLS Fund
Hartford Capital Appreciation HLS Fund
Hartford Disciplined Equity HLS Fund
Hartford Dividend and Growth HLS Fund
Hartford Global Growth HLS Fund
Hartford Global Research HLS
Hartford Growth HLS Fund
Hartford Growth Opportunities HLS Fund
Hartford Index HLS Fund
Hartford Stock HLS Fund
Hartford Value HLS Fund
Invesco V.I. Comstock Fund
Invesco V.I. Growth and Income Fund

APP D-2

-------------------------------------------------------------------------------


Lord Abbett Calibrated Dividend Growth Portfolio
Lord Abbett Classic Stock
Lord Abbett Fundamental Equity
Lord Abbett Growth & Income Portfolio
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Global Securities Fund/VA
Oppenheimer Main Street Fund/VA
Putnam VT Equity Income
Putnam VT George Putnam Balanced
Putnam VT Global Asset Allocation Fund
Putnam VT Growth & Income
Putnam VT International Equity Fund
Putnam VT International Value
Putnam VT Investors
Putnam VT Multi-cap Growth
Putnam VT Voyager


CATEGORY 3: LIMITED INVESTMENT OPTIONS (EQUITY, MULTI-ASSET, OR BOND)    RULE:
MAXIMUM 20% OF ALLOCATION, MAXIMUM OF 10% IN ANY ONE FUND


AllianceBernstein VPS Small/Mid-Cap Value Portfolio
Fidelity VIP Mid Cap Portfolio
Fidelity VIP Value Strategies Portfolio
Hartford High Yield HLS Fund
Hartford International Opportunities HLS Fund
Hartford Mid Cap Value HLS Fund
Hartford Small Cap Growth HLS Fund
Hartford Small Company HLS Fund
Hartford Small/Mid Cap Equity HLS Fund
Invesco Van Kampen VI American Value Fund
UIF Emerging Markets Equity Portfolio
UIF Mid Cap Growth Portfolio
Invesco Van Kampen Mid Cap Growth Portfolio
Lord Abbett Bond-Debenture Portfolio
Oppenheimer Main Street Small Cap Fund/VA
Oppenheimer Discovery Mid Cap Growth Fund/VA
Putnam VT Diversified Income Fund
Putnam VT Small Cap Value Fund

                                                                     APP D-3

-------------------------------------------------------------------------------

                          (2) ASSET ALLOCATIONS MODELS


                                                                                   HARTFORD LIB & LIF RIDERS
FUND                                                          CONSERVATIVE 2            BALANCED 2            MODERATE GROWTH 2
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund VA                                              3%                     3%                       4%
Putnam VT International Value Fund                                      3%                     3%                       4%
Fidelity VIP Mid Cap Portfolio                                          2%                     3%                       3%
Hartford Disciplined Equity HLS Fund                                    6%                     7%                       8%
Hartford Dividend & Growth HLS Fund                                     5%                     6%                       7%
Hartford Value HLS Fund                                                 4%                     5%                       6%
Hartford Growth Opportunities HLS Fund                                  4%                     7%                       8%
Hartford International Opportunities HLS Fund                           3%                     4%                       5%
Hartford Small Company HLS Fund                                         0%                     0%                       2%
Hartford Total Return Bond HLS Fund                                    49%                    44%                      40%
Hartford High Yield HLS Fund                                            4%                     2%                       0%
Lord Abbett Fundamental Equity Portfolio                                4%                     5%                       6%
Putnam VT Multi-cap Growth                                              3%                     4%                       5%
Oppenheimer Main St. Small Cap Fund/VA                                  3%                     3%                       2%
Lord Abbett Bond Debenture Portfolio                                    7%                     4%                       0%
TOTAL                                                                 100%                   100%                     100%


                             (3) INVESTMENT MODELS

INVESTMENT MODEL OPTION A: HARTFORD

FUNDS
--------------------------------------------------------------------------------
Hartford Total Return Bond HLS Fund                                      40%
Hartford Capital Appreciation HLS Fund                                   20%
Hartford Dividend and Growth HLS Fund                                    20%
Hartford Small Company HLS Fund                                          10%
Hartford International Opportunities HLS Fund                            10%
TOTAL                                                                   100%

INVESTMENT MODEL OPTION B: DIVERSIFIVE


FUNDS
--------------------------------------------------------------------------------
Hartford Total Return Bond HLS Fund                                      40%
Fidelity VIP Contrafund Portfolio                                        20%
Lord Abbett Growth & income Portfolios                                   20%
Hartford International Opportunities HLS Fund                            10%
Oppenheimer Global Fund/VA                                               10%
TOTAL                                                                   100%

APP D-4

-------------------------------------------------------------------------------


                          (4) PORTFOLIO PLANNER MODEL



 (ONLY AVAILABLE FOR CONTRACT OWNERS WHO WERE INVESTED IN ONE OF THE FOLLOWING
      MODELS AS OF OCTOBER 4, 2013. THESE MODELS ARE REBALANCED QUARTERLY)



                                                                                                                  ENHANCED
                                                           INCOME            INCOME            INCOME              INCOME
PORTFOLIO PLANNER MODELS                                    2006              2006R             2007                2007
---------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS International Value Portfolio             7%              7%               8%                     9%
AllianceBernstein VPS Value Portfolio                           6%              5%               7%                     7%
Fidelity VIP Equity-Income Portfolio                            0%              0%               0%                     4%
Hartford Disciplined Equity HLS Fund                           17%             21%               0%                     0%
Hartford High Yield HLS Fund                                    5%              3%               3%                     3%
Hartford Ultrashort Bond HLS Fund                              23%              7%               6%                     2%
Hartford Small Company HLS Fund                                 0%              0%               4%                     4%
Hartford Total Return Bond HLS Fund                            16%             25%              26%                    23%
Hartford US Government Securities HLS Fund                     15%             24%              24%                    16%
Hartford Value HLS Fund                                         0%              0%               8%                    11%
Invesco V.I. Comstock Fund                                      4%              0%               0%                     0%
Oppenheimer Main Street Small Cap Fund/VA                       4%              4%               0%                     3%
Oppenheimer Capital Appreciation Fund/VA                        0%              0%               4%                     6%
Putnam VT International Equity Fund                             3%              4%               0%                     0%
Putnam VT Investors Fund                                        0%              0%              10%                    12%



B. INVESTMENT RESTRICTIONS FOR: THE HARFORD'S LIFETIME INCOME BUILDER PORTFOLIOS



(APPLICABLE FOR THE FOLLOWING PRODUCTS: DIRECTOR M, DIRECTOR M PLATINUM, AMSOUTH
  VARIABLE ANNUITY M, THE DIRECTOR M SELECT, THE HUNTINGTON DIRECTOR M, FIFTH THIRD DIRECTOR M, WELLS FARGO DIRECTOR M, CLASS DIRECTOR M, DIRECTOR M ULTRA,
            DIRECTOR M ACCESS, DIRECTOR M EDGE, DIRECTOR M OUTLOOK)



                         (1) INVESTMENT STRATEGY MODELS



HARTFORD FUNDS FOR RETIREMENT



Hartford Dividend and Growth HLS Fund                                         34%
Hartford Growth Opportunities HLS Fund                                        11%
Hartford International Opportunities HLS Fund                                 11%
Hartford Total Return Bond HLS Fund                                           33%
Hartford Values Opportunities HLS Fund                                        11%



CORE FIVE



Fidelity VIP Contrafund Portfolio                                            17%
Hartford Dividend and Growth HLS Fund                                        17%
Hartford Total Return Bond HLS Fund                                          32%
Lord Abbott Growth & Income Portfolio                                        17%
Oppenheimer Global Fund/VA                                                   17%

                                                                     APP D-5

-------------------------------------------------------------------------------


                          (2) PORTFOLIO PLANNER MODELS



                                              BALANCED       MODERATE GROWTH       GROWTH
---------------------------------------------------------------------------------------------
AllianceBernstein VPS International Growth         3%                4%                3%
 Portfolio
AllianceBernstein VPS International Value          3%                4%                3%
 Portfolio
Fidelity VIP Mid Cap Portfolio                     3%                3%                2%
Hartford Disciplined Equity HLS Fund               7%                8%                9%
Hartford Dividend and Growth HLS Fund              6%                7%                8%
Hartford Growth Opportunities HLS Fund             7%                8%                9%
Hartford International Opportunities HLS           4%                5%                9%
 Fund
Hartford Small Company HLS Fund                    0%                2%                2%
Hartford Total Return Bond HLS Fund               30%               21%               15%
Hartford Value HLS Fund                            5%                6%                7%
Lord Abbett Bond-Debenture Portfolio               5%                5%                5%
Lord Abbett Classic Stock Portfolio                5%                6%                7%
Oppenheimer Capital Appreciation Fund/VA           4%                5%                6%
Oppenheimer Main Street Small Cap Fund/VA          3%                2%                3%
Putnam VT Diversified Income Fund                 15%               14%               10%
UIF Mid Cap Growth Portfolio                       0%                0%                2%



                          (3) INDIVIDUAL SUB-ACCOUNTS



You may choose any combination of these funds as long as they equal 100% of your Sub-Account allocation. For example, you may allocate 100% of you Sub-Account allocation to ONE of these funds OR you may allocate among TWO, THREE, FOUR, FIVE or ALL SIX of these funds as long as your Sub-Account allocation equals 100%.



AllianceBernstein VPS Balanced Wealth Strategy Portfolio
Hartford Balanced HLS Fund
Hartford Mid Cap Value HLS
Hartford Ultrashort Bond HLS Fund
Invesco V.I. Money Market Fund
Lord Abbett Calibrated Dividend Growth Portfolio

To obtain a Statement of Additional Information, please complete the form below and mail to:

     Hartford Life Insurance Company/Hartford Life and
     Annuity Insurance Company
     PO Box 14293
     Lexington, KY 40512-4293

Please send a Statement of Additional Information to me at the following address:

----------------------------------------------------------------
                              Name
----------------------------------------------------------------
                            Address
----------------------------------------------------------------
     City/State                                   Zip Code

Contract Name
Issue Date

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                             SEPARATE ACCOUNT THREE

                             THE DIRECTOR M OUTLOOK


                         WELLS FARGO DIRECTOR M OUTLOOK


This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to:

Hartford Life and Annuity Insurance Company
PO Box 14293
Lexington, KY 40512-4293


Date of Prospectus: May 1, 2014
Date of Statement of Additional Information: May 1, 2014


TABLE OF CONTENTS


GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
PERFORMANCE RELATED INFORMATION                                                2
  Total Return for all Sub-Accounts                                            2
  Yield for Sub-Accounts                                                       3
  Money Market Sub-Accounts                                                    3
  Additional Materials                                                         3
  Performance Comparisons                                                      3
ACCUMULATION UNIT VALUES                                                       4
FINANCIAL STATEMENTS                                                        SA-1

2

-------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

We hold title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from our general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


The statutory-basis financial statements of Hartford Life and Annuity Insurance Company as of December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report (which report expresses an unmodified opinion in accordance with accounting practices prescribed and permitted by the Insurance Department of the State of Connecticut), and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account Three as of December 31, 2013, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which reports are both included in the Statement of Additional Information which is part of the registration statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.


We currently pay HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2013: $7,059,368; 2012: $3,828,903; and 2011: $4,878,705.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the later of the date of the inception of the Sub-Account or Separate Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, we use a hypothetical initial premium payment of $1,000.00 and deduct for the Total Annual Fund Operating Expenses, any Sales Charge, Separate Account Annual Expenses without any optional charge deductions and the Annual Maintenance Fee.

The formula we use to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

-------------------------------------------------------------------------------

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund or for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula we use to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. We take a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. We then subtract an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, we then multiply it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation we use is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

4

-------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.


There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. There are two tables below reflecting the Accumulation Unit Values for Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company. The tables show all classes of Accumulation Unit Values corresponding to all combinations of optional benefits. Tables showing only the highest and lowest possible Accumulation Unit Value appear in the prospectus, which assumes you select either no optional benefits or all optional benefits.



                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.992        $10.748        $11.266        $10.379         $8.474
  Accumulation Unit Value at end of
   period                                $13.723        $11.992        $10.748        $11.266        $10.379
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                458          1,091          1,416          1,815          2,221
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.806        $10.602        $11.135        $10.279         $8.409
  Accumulation Unit Value at end of
   period                                $13.482        $11.806        $10.602        $11.135        $10.279
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 74             94            165            191            210
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.714        $10.530        $11.070        $10.229         $8.377
  Accumulation Unit Value at end of
   period                                $13.364        $11.714        $10.530        $11.070        $10.229
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                118            183            237            228            254
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.532        $10.387        $10.942        $10.131         $8.313
  Accumulation Unit Value at end of
   period                                $13.130        $11.532        $10.387        $10.942        $10.131
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                458            787          1,033          1,560          2,090
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.532        $10.387        $10.942        $10.131         $8.313
  Accumulation Unit Value at end of
   period                                $13.130        $11.532        $10.387        $10.942        $10.131
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                458            787          1,033          1,560          2,090
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.427        $13.027        $13.758        $12.770        $10.505
  Accumulation Unit Value at end of
   period                                $16.385        $14.427        $13.027        $13.758        $12.770
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 40             28              9              1              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.264        $10.176        $10.752         $9.985         $8.218
  Accumulation Unit Value at end of
   period                                $12.786        $11.264        $10.176        $10.752         $9.985
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 47             51             61             79             67
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.251        $12.907        $13.671        $12.728        $10.502
  Accumulation Unit Value at end of
   period                                $16.137        $14.251        $12.907        $13.671        $12.728
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -             13              -              -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.516         $6.627         $8.021         $7.238         $5.282
  Accumulation Unit Value at end of
   period                                 $8.382         $7.516         $6.627         $8.021         $7.238
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                168            345            497            575            613

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.337        $11.910        $10.638         $9.737
  Accumulation Unit Value at end of
   period                                 $8.474        $12.337        $11.910        $10.638
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,561          1,977            838            136
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.268        $11.866        $10.621         $9.734
  Accumulation Unit Value at end of
   period                                 $8.409        $12.268        $11.866        $10.621
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                262            289            231            104
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.233        $11.844        $10.612         $9.732
  Accumulation Unit Value at end of
   period                                 $8.377        $12.233        $11.844        $10.612
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                345            294            129              5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.164        $11.801        $10.594         $9.729
  Accumulation Unit Value at end of
   period                                 $8.313        $12.164        $11.801        $10.594
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,461          1,907          1,080            384
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.164        $11.801        $10.594         $9.729
  Accumulation Unit Value at end of
   period                                 $8.313        $12.164        $11.801        $10.594
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,461          1,907          1,080            384
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.060        $11.736        $10.567         $9.724
  Accumulation Unit Value at end of
   period                                 $8.218        $12.060        $11.736        $10.567
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 73             78             51              6
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.517        $10.365              -              -
  Accumulation Unit Value at end of
   period                                 $5.282        $10.517              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                518             35              -              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $7.437         $6.571         $7.968         $7.205         $5.268
  Accumulation Unit Value at end of
   period                                 $8.277         $7.437         $6.571         $7.968         $7.205
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 27             27             31             36             66
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.397         $6.542         $7.942         $7.188         $5.262
  Accumulation Unit Value at end of
   period                                 $8.225         $7.397         $6.542         $7.942         $7.188
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                122            118            115            129            164
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $7.320         $6.487         $7.890         $7.156         $5.248
  Accumulation Unit Value at end of
   period                                 $8.123         $7.320         $6.487         $7.890         $7.156
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                119            166            222            342            448
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.320         $6.487         $7.890         $7.156         $5.248
  Accumulation Unit Value at end of
   period                                 $8.123         $7.320         $6.487         $7.890         $7.156
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                119            166            222            342            448
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.817        $13.164        $16.052        $14.594        $10.731
  Accumulation Unit Value at end of
   period                                $16.401        $14.817        $13.164        $16.052        $14.594
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             10              8              1              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.205         $6.404         $7.813         $7.107         $5.228
  Accumulation Unit Value at end of
   period                                 $7.971         $7.205         $6.404         $7.813         $7.107
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26             27             33             37             44
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.637        $13.042        $15.952        $14.546        $10.728
  Accumulation Unit Value at end of
   period                                $16.153        $14.637        $13.042        $15.952        $14.546
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.479         $7.545         $9.517         $9.272         $7.012
  Accumulation Unit Value at end of
   period                                $10.242         $8.479         $7.545         $9.517         $9.272
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,481          4,134          4,896          5,216          5,545
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $8.348         $7.443         $9.406         $9.182         $6.958
  Accumulation Unit Value at end of
   period                                $10.062         $8.348         $7.443         $9.406         $9.182
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                361            547            664            761            902
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.282         $7.392         $9.351         $9.138         $6.932
  Accumulation Unit Value at end of
   period                                 $9.974         $8.282         $7.392         $9.351         $9.138
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                568            756            800            719            758

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.511        $10.362              -              -
  Accumulation Unit Value at end of
   period                                 $5.268        $10.511              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 30              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.508        $10.360              -              -
  Accumulation Unit Value at end of
   period                                 $5.262        $10.508              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                231             49              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.502        $10.357              -              -
  Accumulation Unit Value at end of
   period                                 $5.248        $10.502              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                386             35              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.502        $10.357              -              -
  Accumulation Unit Value at end of
   period                                 $5.248        $10.502              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                386             35              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.493        $10.353              -              -
  Accumulation Unit Value at end of
   period                                 $5.228        $10.493              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 57              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.252        $14.678        $11.038         $9.315
  Accumulation Unit Value at end of
   period                                 $7.012        $15.252        $14.678        $11.038
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,259          5,796          3,145            706
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.165        $14.624        $11.020         $9.312
  Accumulation Unit Value at end of
   period                                 $6.958        $15.165        $14.624        $11.020
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,049            986            874            410
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.122        $14.597        $11.011         $9.310
  Accumulation Unit Value at end of
   period                                 $6.932        $15.122        $14.597        $11.011
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                886            723            562             82

6

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $8.153         $7.291         $9.243         $9.050         $6.879
  Accumulation Unit Value at end of
   period                                 $9.799         $8.153         $7.291         $9.243         $9.050
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,812          2,589          2,956          3,396          3,807
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.153         $7.291         $9.243         $9.050         $6.879
  Accumulation Unit Value at end of
   period                                 $9.799         $8.153         $7.291         $9.243         $9.050
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,812          2,589          2,956          3,396          3,807
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.450        $11.162        $14.185        $13.923        $10.609
  Accumulation Unit Value at end of
   period                                $14.926        $12.450        $11.162        $14.185        $13.923
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                137             67             50             21              6
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.964         $7.143         $9.082         $8.920         $6.800
  Accumulation Unit Value at end of
   period                                 $9.543         $7.964         $7.143         $9.082         $8.920
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                278            370            417            453            500
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.298        $11.059        $14.096        $13.878        $10.606
  Accumulation Unit Value at end of
   period                                $14.699        $12.298        $11.059        $14.096        $13.878
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             13             12              3              -
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.733        $11.778        $13.098        $10.514         $7.488
  Accumulation Unit Value at end of
   period                                $18.601        $13.733        $11.778        $13.098        $10.514
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                310            474            602            724            656
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.519        $11.618        $12.946        $10.412         $7.431
  Accumulation Unit Value at end of
   period                                $18.275        $13.519        $11.618        $12.946        $10.412
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 35             58             67             85             83
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.413        $11.539        $12.870        $10.362         $7.403
  Accumulation Unit Value at end of
   period                                $18.115        $13.413        $11.539        $12.870        $10.362
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                136            110            139            147             94
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.205        $11.383        $12.721        $10.262         $7.346
  Accumulation Unit Value at end of
   period                                $17.797        $13.205        $11.383        $12.721        $10.262
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                139            191            263            381            412
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.205        $11.383        $12.721        $10.262         $7.346
  Accumulation Unit Value at end of
   period                                $17.797        $13.205        $11.383        $12.721        $10.262
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                139            191            263            381            412

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.037        $14.544        $10.992         $9.307
  Accumulation Unit Value at end of
   period                                 $6.879        $15.037        $14.544        $10.992
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,411          4,488          3,836          1,938
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.037        $14.544        $10.992         $9.307
  Accumulation Unit Value at end of
   period                                 $6.879        $15.037        $14.544        $10.992
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,411          4,488          3,836          1,938
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.910        $14.464        $10.964         $9.302
  Accumulation Unit Value at end of
   period                                 $6.800        $14.910        $14.464        $10.964
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                568            525            539            220
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.843        $11.853        $10.546         $9.413
  Accumulation Unit Value at end of
   period                                 $7.488        $11.843        $11.853        $10.546
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                795            878            369             83
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.776        $11.809        $10.528         $9.409
  Accumulation Unit Value at end of
   period                                 $7.431        $11.776        $11.809        $10.528
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 92             84             61             21
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.742        $11.787        $10.520         $9.408
  Accumulation Unit Value at end of
   period                                 $7.403        $11.742        $11.787        $10.520
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 90            111             58              2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.676        $11.744        $10.502         $9.405
  Accumulation Unit Value at end of
   period                                 $7.346        $11.676        $11.744        $10.502
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                441            582            367            170
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.676        $11.744        $10.502         $9.405
  Accumulation Unit Value at end of
   period                                 $7.346        $11.676        $11.744        $10.502
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                441            582            367            170

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.432        $16.792        $18.813        $15.215        $10.919
  Accumulation Unit Value at end of
   period                                $26.124        $19.432        $16.792        $18.813        $15.215
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31             19             17              9              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.898        $11.151        $12.500        $10.114         $7.262
  Accumulation Unit Value at end of
   period                                $17.332        $12.898        $11.151        $12.500        $10.114
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 37             39             58             79             79
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.195        $16.637        $18.696        $15.165        $10.916
  Accumulation Unit Value at end of
   period                                $25.729        $19.195        $16.637        $18.696        $15.165
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              -              -              -              -
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.440         $8.302         $8.767         $7.995         $6.712
  Accumulation Unit Value at end of
   period                                $12.680         $9.440         $8.302         $8.767         $7.995
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                642          1,881          2,572          3,029          3,181
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $9.293         $8.189         $8.665         $7.918         $6.661
  Accumulation Unit Value at end of
   period                                $12.458         $9.293         $8.189         $8.665         $7.918
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                173            254            336            423            502
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.220         $8.133         $8.614         $7.880         $6.635
  Accumulation Unit Value at end of
   period                                $12.348         $9.220         $8.133         $8.614         $7.880
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                263            344            410            403            425
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $9.077         $8.022         $8.514         $7.804         $6.584
  Accumulation Unit Value at end of
   period                                $12.132         $9.077         $8.022         $8.514         $7.804
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                809          1,173          1,532          1,928          2,162
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.077         $8.022         $8.514         $7.804         $6.584
  Accumulation Unit Value at end of
   period                                $12.132         $9.077         $8.022         $8.514         $7.804
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                809          1,173          1,532          1,928          2,162
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.218        $12.598        $13.404        $12.316        $10.418
  Accumulation Unit Value at end of
   period                                $18.956        $14.218        $12.598        $13.404        $12.316
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 70             36             29             14              4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.866         $7.860         $8.366         $7.691         $6.509
  Accumulation Unit Value at end of
   period                                $11.814         $8.866         $7.860         $8.366         $7.691
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                126            169            217            250            276

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.577        $11.680        $10.476         $9.400
  Accumulation Unit Value at end of
   period                                 $7.262        $11.577        $11.680        $10.476
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 83             96             65             34
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.562        $12.259        $10.293         $9.626
  Accumulation Unit Value at end of
   period                                 $6.712        $11.562        $12.259        $10.293
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,363          2,773          1,530            395
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.497        $12.214        $10.275         $9.623
  Accumulation Unit Value at end of
   period                                 $6.661        $11.497        $12.214        $10.275
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                562            524            461            234
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.464        $12.192        $10.267         $9.621
  Accumulation Unit Value at end of
   period                                 $6.635        $11.464        $12.192        $10.267
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                450            335            235             52
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.400        $12.147        $10.250         $9.618
  Accumulation Unit Value at end of
   period                                 $6.584        $11.400        $12.147        $10.250
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,387          2,150          1,811            885
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.400        $12.147        $10.250         $9.618
  Accumulation Unit Value at end of
   period                                 $6.584        $11.400        $12.147        $10.250
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,387          2,150          1,811            885
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.303        $12.081        $10.224         $9.613
  Accumulation Unit Value at end of
   period                                 $6.509        $11.303        $12.081        $10.224
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                296            286            239            119

8

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.045        $12.482        $13.320        $12.276        $10.415
  Accumulation Unit Value at end of
   period                                $18.669        $14.045        $12.482        $13.320        $12.276
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12              8              7              3              -
FIDELITYVIP CONTRAFUNDPORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.559        $11.863        $12.399        $10.775         $8.082
  Accumulation Unit Value at end of
   period                                $17.474        $13.559        $11.863        $12.399        $10.775
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,201          6,252          7,895          9,871         11,211
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.348        $11.701        $12.255        $10.671         $8.020
  Accumulation Unit Value at end of
   period                                $17.168        $13.348        $11.701        $12.255        $10.671
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                448            562            746          1,061          1,271
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.243        $11.622        $12.184        $10.620         $7.990
  Accumulation Unit Value at end of
   period                                $17.016        $13.243        $11.622        $12.184        $10.620
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,011          1,051          1,225          1,230          1,366
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.037        $11.464        $12.042        $10.518         $7.929
  Accumulation Unit Value at end of
   period                                $16.718        $13.037        $11.464        $12.042        $10.518
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,090          3,050          3,948          5,262          6,616
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.037        $11.464        $12.042        $10.518         $7.929
  Accumulation Unit Value at end of
   period                                $16.718        $13.037        $11.464        $12.042        $10.518
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,090          3,050          3,948          5,262          6,616
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.630        $14.659        $15.437        $13.516        $10.215
  Accumulation Unit Value at end of
   period                                $21.271        $16.630        $14.659        $15.437        $13.516
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                331            151            107             37             13
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.734        $11.231        $11.833        $10.366         $7.838
  Accumulation Unit Value at end of
   period                                $16.281        $12.734        $11.231        $11.833        $10.366
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                197            227            318            414            479
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.427        $14.523        $15.341        $13.472        $10.212
  Accumulation Unit Value at end of
   period                                $20.949        $16.427        $14.523        $15.341        $13.472
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13              7              7              2              -
FIDELITYVIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.845         $8.183         $8.552         $7.365         $5.511
  Accumulation Unit Value at end of
   period                                $13.395         $9.845         $8.183         $8.552         $7.365
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                140             59             55             58             41

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
FIDELITYVIP CONTRAFUNDPORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.331        $12.414        $11.320         $9.562
  Accumulation Unit Value at end of
   period                                 $8.082        $14.331        $12.414        $11.320
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             12,634         11,162          5,354            748
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.250        $12.369        $11.301         $9.559
  Accumulation Unit Value at end of
   period                                 $8.020        $14.250        $12.369        $11.301
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,380          1,467          1,186            468
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.209        $12.346        $11.292         $9.557
  Accumulation Unit Value at end of
   period                                 $7.990        $14.209        $12.346        $11.292
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,551          1,401            779             87
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.129        $12.301        $11.273         $9.554
  Accumulation Unit Value at end of
   period                                 $7.929        $14.129        $12.301        $11.273
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,837          7,943          6,032          2,199
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.129        $12.301        $11.273         $9.554
  Accumulation Unit Value at end of
   period                                 $7.929        $14.129        $12.301        $11.273
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,837          7,943          6,032          2,199
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.009        $12.233        $11.245         $9.549
  Accumulation Unit Value at end of
   period                                 $7.838        $14.009        $12.233        $11.245
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                539            549            512            300
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
FIDELITYVIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.548         $9.642              -              -
  Accumulation Unit Value at end of
   period                                 $5.511         $9.548              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28              4              -              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $9.741         $8.113         $8.496         $7.331         $5.497
  Accumulation Unit Value at end of
   period                                $13.228         $9.741         $8.113         $8.496         $7.331
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -             11             13             12              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.690         $8.078         $8.468         $7.315         $5.490
  Accumulation Unit Value at end of
   period                                $13.145         $9.690         $8.078         $8.468         $7.315
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 61             57             12              7              5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $9.588         $8.010         $8.413         $7.281         $5.476
  Accumulation Unit Value at end of
   period                                $12.981         $9.588         $8.010         $8.413         $7.281
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32             58             38             50             89
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.588         $8.010         $8.413         $7.281         $5.476
  Accumulation Unit Value at end of
   period                                $12.981         $9.588         $8.010         $8.413         $7.281
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32             58             38             50             89
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.294        $15.320        $16.132        $13.997        $10.553
  Accumulation Unit Value at end of
   period                                $24.705        $18.294        $15.320        $16.132        $13.997
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              2              2              6              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.437         $7.907         $8.330         $7.232         $5.455
  Accumulation Unit Value at end of
   period                                $12.738         $9.437         $7.907         $8.330         $7.232
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             10              2              2              4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.071        $15.179        $16.030        $13.951        $10.550
  Accumulation Unit Value at end of
   period                                $24.330        $18.071        $15.179        $16.030        $13.951
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FIDELITY VIP EQUITY-INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.333         $9.838         $9.932         $8.782         $6.870
  Accumulation Unit Value at end of
   period                                $14.257        $11.333         $9.838         $9.932         $8.782
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                922          1,583          2,074          2,482          2,721
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.157         $9.704         $9.816         $8.697         $6.818
  Accumulation Unit Value at end of
   period                                $14.007        $11.157         $9.704         $9.816         $8.697
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                168            213            286            372            445
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.070         $9.638         $9.759         $8.655         $6.792
  Accumulation Unit Value at end of
   period                                $13.884        $11.070         $9.638         $9.759         $8.655
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                307            405            449            431            444

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $9.543         $9.639              -              -
  Accumulation Unit Value at end of
   period                                 $5.497         $9.543              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.540         $9.637              -              -
  Accumulation Unit Value at end of
   period                                 $5.490         $9.540              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $9.535         $9.635              -              -
  Accumulation Unit Value at end of
   period                                 $5.476         $9.535              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 37              2              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.535         $9.635              -              -
  Accumulation Unit Value at end of
   period                                 $5.476         $9.535              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 37              2              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.527         $9.630              -              -
  Accumulation Unit Value at end of
   period                                 $5.455         $9.527              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
FIDELITY VIP EQUITY-INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.208        $12.249        $10.378         $9.543
  Accumulation Unit Value at end of
   period                                 $6.870        $12.208        $12.249        $10.378
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,956          2,463          1,476            397
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.139        $12.204        $10.361         $9.540
  Accumulation Unit Value at end of
   period                                 $6.818        $12.139        $12.204        $10.361
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                522            524            480            247
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.104        $12.181        $10.352         $9.538
  Accumulation Unit Value at end of
   period                                 $6.792        $12.104        $12.181        $10.352
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                480            391            234             72

10

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.897         $9.507         $9.646         $8.572         $6.740
  Accumulation Unit Value at end of
   period                                $13.640        $10.897         $9.507         $9.646         $8.572
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                801          1,034          1,344          1,673          1,937
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.897         $9.507         $9.646         $8.572         $6.740
  Accumulation Unit Value at end of
   period                                $13.640        $10.897         $9.507         $9.646         $8.572
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                801          1,034          1,344          1,673          1,937
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.407        $14.349        $14.595        $13.003        $10.249
  Accumulation Unit Value at end of
   period                                $20.486        $16.407        $14.349        $14.595        $13.003
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 93             47             35             13              3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.644         $9.314         $9.478         $8.448         $6.662
  Accumulation Unit Value at end of
   period                                $13.283        $10.644         $9.314         $9.478         $8.448
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                165            150            176            229            262
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.207        $14.217        $14.504        $12.960        $10.246
  Accumulation Unit Value at end of
   period                                $20.175        $16.207        $14.217        $14.504        $12.960
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11              6              5              1              -
FIDELITYVIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.249        $10.879        $11.058         $9.072         $7.204
  Accumulation Unit Value at end of
   period                                $16.394        $12.249        $10.879        $11.058         $9.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                266            903            747            891          1,007
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.058        $10.731        $10.930         $8.985         $7.149
  Accumulation Unit Value at end of
   period                                $16.107        $12.058        $10.731        $10.930         $8.985
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 65            107            110            121            155
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.964        $10.658        $10.866         $8.941         $7.121
  Accumulation Unit Value at end of
   period                                $15.965        $11.964        $10.658        $10.866         $8.941
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                106            187            173            115            117
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.778        $10.513        $10.740         $8.855         $7.067
  Accumulation Unit Value at end of
   period                                $15.685        $11.778        $10.513        $10.740         $8.855
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                304            458            416            608            685
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.778        $10.513        $10.740         $8.855         $7.067
  Accumulation Unit Value at end of
   period                                $15.685        $11.778        $10.513        $10.740         $8.855
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                304            458            416            608            685
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.624        $14.877        $15.236        $12.593        $10.075
  Accumulation Unit Value at end of
   period                                $22.084        $16.624        $14.877        $15.236        $12.593
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 56             32             11              1              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.036        $12.137        $10.335         $9.535
  Accumulation Unit Value at end of
   period                                 $6.740        $12.036        $12.137        $10.335
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,183          2,055          1,785            897
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.036        $12.137        $10.335         $9.535
  Accumulation Unit Value at end of
   period                                 $6.740        $12.036        $12.137        $10.335
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,183          2,055          1,785            897
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.934        $12.070        $10.309         $9.530
  Accumulation Unit Value at end of
   period                                 $6.662        $11.934        $12.070        $10.309
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                288            292            276            112
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
FIDELITYVIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.892        $11.145        $10.627         $9.553
  Accumulation Unit Value at end of
   period                                 $7.204        $13.892        $11.145        $10.627
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,136          1,140            547             70
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.814        $11.104        $10.609         $9.550
  Accumulation Unit Value at end of
   period                                 $7.149        $13.814        $11.104        $10.609
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                171            157            115             34
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.775        $11.084        $10.600         $9.548
  Accumulation Unit Value at end of
   period                                 $7.121        $13.775        $11.084        $10.600
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                269            404             85             11
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.697        $11.043        $10.582         $9.545
  Accumulation Unit Value at end of
   period                                 $7.067        $13.697        $11.043        $10.582
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                739            748            556            171
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.697        $11.043        $10.582         $9.545
  Accumulation Unit Value at end of
   period                                 $7.067        $13.697        $11.043        $10.582
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                739            748            556            171
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.504        $10.300        $10.554         $8.727         $6.986
  Accumulation Unit Value at end of
   period                                $15.275        $11.504        $10.300        $10.554         $8.727
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 45             57             80             93            110
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.421        $14.739        $15.140        $12.551        $10.072
  Accumulation Unit Value at end of
   period                                $21.749        $16.421        $14.739        $15.140        $12.551
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              3              3              -              -
FIDELITYVIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.355        $12.733        $14.513        $11.470         $8.340
  Accumulation Unit Value at end of
   period                                $19.195        $14.355        $12.733        $14.513        $11.470
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                850          1,563          1,984          2,421          2,613
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.132        $12.560        $14.345        $11.359         $8.276
  Accumulation Unit Value at end of
   period                                $18.859        $14.132        $12.560        $14.345        $11.359
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                121            160            219            309            359
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.022        $12.474        $14.261        $11.305         $8.244
  Accumulation Unit Value at end of
   period                                $18.693        $14.022        $12.474        $14.261        $11.305
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                274            286            371            487            380
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.804        $12.305        $14.096        $11.196         $8.181
  Accumulation Unit Value at end of
   period                                $18.365        $13.804        $12.305        $14.096        $11.196
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                617          1,015          1,290          1,668          1,972
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.804        $12.305        $14.096        $11.196         $8.181
  Accumulation Unit Value at end of
   period                                $18.365        $13.804        $12.305        $14.096        $11.196
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                617          1,015          1,290          1,668          1,972
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.535        $15.670        $17.996        $14.329        $10.497
  Accumulation Unit Value at end of
   period                                $23.272        $17.535        $15.670        $17.996        $14.329
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                200             67             61             32              4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.483        $12.055        $13.851        $11.034         $8.087
  Accumulation Unit Value at end of
   period                                $17.885        $13.483        $12.055        $13.851        $11.034
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 99            123            172            225            237
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.321        $15.525        $17.883        $14.282        $10.494
  Accumulation Unit Value at end of
   period                                $22.919        $17.321        $15.525        $17.883        $14.282
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              5              6              4              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.581        $10.983        $10.556         $9.540
  Accumulation Unit Value at end of
   period                                 $6.986        $13.581        $10.983        $10.556
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                125            333             81             27
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
FIDELITYVIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.032        $12.362        $11.176         $9.318
  Accumulation Unit Value at end of
   period                                 $8.340        $14.032        $12.362        $11.176
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,667          2,559          1,641            413
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.953        $12.317        $11.157         $9.314
  Accumulation Unit Value at end of
   period                                 $8.276        $13.953        $12.317        $11.157
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                360            369            332            124
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.913        $12.294        $11.148         $9.313
  Accumulation Unit Value at end of
   period                                 $8.244        $13.913        $12.294        $11.148
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                395            392            309             45
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.834        $12.249        $11.129         $9.310
  Accumulation Unit Value at end of
   period                                 $8.181        $13.834        $12.249        $11.129
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,129          2,197          1,850            700
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.834        $12.249        $11.129         $9.310
  Accumulation Unit Value at end of
   period                                 $8.181        $13.834        $12.249        $11.129
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,129          2,197          1,850            700
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.717        $12.182        $11.101         $9.305
  Accumulation Unit Value at end of
   period                                 $8.087        $13.717        $12.182        $11.101
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                255            268            516            319
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

12

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
FIDELITYVIP VALUE STRATEGIES PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.715        $10.168        $11.359         $9.136         $5.907
  Accumulation Unit Value at end of
   period                                $16.290        $12.715        $10.168        $11.359         $9.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                115            225            187            272            296
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.517        $10.030        $11.227         $9.048         $5.862
  Accumulation Unit Value at end of
   period                                $16.005        $12.517        $10.030        $11.227         $9.048
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8             11             22             48             47
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.419         $9.961        $11.161         $9.004         $5.839
  Accumulation Unit Value at end of
   period                                $15.864        $12.419         $9.961        $11.161         $9.004
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 46             70             66            126            160
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.226         $9.826        $11.032         $8.917         $5.795
  Accumulation Unit Value at end of
   period                                $15.586        $12.226         $9.826        $11.032         $8.917
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                127            173            215            397            410
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.226         $9.826        $11.032         $8.917         $5.795
  Accumulation Unit Value at end of
   period                                $15.586        $12.226         $9.826        $11.032         $8.917
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                127            173            215            397            410
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $22.439        $18.079        $20.349        $16.489        $10.742
  Accumulation Unit Value at end of
   period                                $28.534        $22.439        $18.079        $20.349        $16.489
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 35             11              7              3              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.942         $9.626        $10.840         $8.788         $5.728
  Accumulation Unit Value at end of
   period                                $15.178        $11.942         $9.626        $10.840         $8.788
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 30             29             31             39             33
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $22.165        $17.912        $20.221        $16.435        $10.739
  Accumulation Unit Value at end of
   period                                $28.101        $22.165        $17.912        $20.221        $16.435
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              -              -              -              -
HARTFORD BALANCED HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.651         $5.126         $5.114         $4.634         $3.614
  Accumulation Unit Value at end of
   period                                 $6.740         $5.651         $5.126         $5.114         $4.634
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                732          1,400          1,625          1,892          1,799
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $5.535         $5.030         $5.028         $4.566         $3.568
  Accumulation Unit Value at end of
   period                                 $6.588         $5.535         $5.030         $5.028         $4.566
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                207            227            250            272            219

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
FIDELITYVIP VALUE STRATEGIES PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.322        $11.874        $10.401         $8.953
  Accumulation Unit Value at end of
   period                                 $5.907        $12.322        $11.874        $10.401
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                291            310             65             16
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.252        $11.831        $10.384         $8.950
  Accumulation Unit Value at end of
   period                                 $5.862        $12.252        $11.831        $10.384
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             24             17              9
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.217        $11.809        $10.375         $8.948
  Accumulation Unit Value at end of
   period                                 $5.839        $12.217        $11.809        $10.375
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 33             89             16              3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.148        $11.766        $10.358         $8.945
  Accumulation Unit Value at end of
   period                                 $5.795        $12.148        $11.766        $10.358
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                372            369            281            158
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.148        $11.766        $10.358         $8.945
  Accumulation Unit Value at end of
   period                                 $5.795        $12.148        $11.766        $10.358
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                372            369            281            158
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.045        $11.701        $10.332         $8.940
  Accumulation Unit Value at end of
   period                                 $5.728        $12.045        $11.701        $10.332
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 29             69             12              3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD BALANCED HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.372         $5.119         $4.699         $4.355
  Accumulation Unit Value at end of
   period                                 $3.614         $5.372         $5.119         $4.699
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,813          1,621          1,207            380
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $5.314         $5.074         $4.667         $4.331
  Accumulation Unit Value at end of
   period                                 $3.568         $5.314         $5.074         $4.667
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                247            222            206            109

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.280         $1.164         $1.165         $1.059         $0.828
  Accumulation Unit Value at end of
   period                                 $1.522         $1.280         $1.164         $1.165         $1.059
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,042          1,513          1,757          1,576          1,186
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.253         $1.142         $1.145         $1.043         $0.818
  Accumulation Unit Value at end of
   period                                 $1.487         $1.253         $1.142         $1.145         $1.043
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,825          4,004          5,252          7,128          6,125
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.253         $1.142         $1.145         $1.043         $0.818
  Accumulation Unit Value at end of
   period                                 $1.487         $1.253         $1.142         $1.145         $1.043
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,825          4,004          5,252          7,128          6,125
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.719        $14.366        $14.439        $13.183        $10.359
  Accumulation Unit Value at end of
   period                                $18.607        $15.719        $14.366        $14.439        $13.183
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                105             64             34             18              4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.230         $1.125         $1.131         $1.033         $0.812
  Accumulation Unit Value at end of
   period                                 $1.456         $1.230         $1.125         $1.131         $1.033
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                491            542            429            650            551
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.527        $14.233        $14.349        $13.139        $10.356
  Accumulation Unit Value at end of
   period                                $18.325        $15.527        $14.233        $14.349        $13.139
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              2              3              -              -
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.327        $10.584        $12.140        $10.588         $7.386
  Accumulation Unit Value at end of
   period                                $16.872        $12.327        $10.584        $12.140        $10.588
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,291          1,058          1,404          1,743          1,492
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.222        $10.516        $12.085        $10.562         $7.382
  Accumulation Unit Value at end of
   period                                $16.696        $12.222        $10.516        $12.085        $10.562
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                109            122            126            206            252
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.170        $10.482        $12.058        $10.549         $7.381
  Accumulation Unit Value at end of
   period                                $16.608        $12.170        $10.482        $12.058        $10.549
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                421            272            327            289            274
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.067        $10.414        $12.004        $10.522         $7.377
  Accumulation Unit Value at end of
   period                                $16.435        $12.067        $10.414        $12.004        $10.522
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                418            747          1,020          1,398          1,351
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.067        $10.414        $12.004        $10.522         $7.377
  Accumulation Unit Value at end of
   period                                $16.435        $12.067        $10.414        $12.004        $10.522
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                418            747          1,020          1,398          1,351

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.235         $1.180         $1.087         $1.009
  Accumulation Unit Value at end of
   period                                 $0.828         $1.235         $1.180         $1.087
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,156            851            676            126
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.222         $1.170         $1.079         $1.003
  Accumulation Unit Value at end of
   period                                 $0.818         $1.222         $1.170         $1.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,599          7,748          5,626          3,125
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.222         $1.170         $1.079         $1.003
  Accumulation Unit Value at end of
   period                                 $0.818         $1.222         $1.170         $1.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,599          7,748          5,626          3,125
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.217         $1.169         $1.082         $1.008
  Accumulation Unit Value at end of
   period                                 $0.812         $1.217         $1.169         $1.082
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                615            719            611            334
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.517              -              -              -
  Accumulation Unit Value at end of
   period                                 $7.386              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                199              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $7.516              -              -              -
  Accumulation Unit Value at end of
   period                                 $7.382              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.515              -              -              -
  Accumulation Unit Value at end of
   period                                 $7.381              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $7.513              -              -              -
  Accumulation Unit Value at end of
   period                                 $7.377              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                171              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.513              -              -              -
  Accumulation Unit Value at end of
   period                                 $7.377              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                171              -              -              -

14

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.912        $14.630        $16.907        $14.857        $10.442
  Accumulation Unit Value at end of
   period                                $22.974        $16.912        $14.630        $16.907        $14.857
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                172             47             48             35              8
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.914        $10.313        $11.923        $10.483         $7.371
  Accumulation Unit Value at end of
   period                                $16.178        $11.914        $10.313        $11.923        $10.483
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                158            108            134             97            117
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.705        $14.495        $16.801        $14.808        $10.439
  Accumulation Unit Value at end of
   period                                $22.626        $16.705        $14.495        $16.801        $14.808
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14              6              6              1              -
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.466         $1.267         $1.272         $1.134         $0.917
  Accumulation Unit Value at end of
   period                                 $1.960         $1.466         $1.267         $1.272         $1.134
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             18,678         34,097         41,926         54,187         63,590
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.436         $1.243         $1.251         $1.117         $0.905
  Accumulation Unit Value at end of
   period                                 $1.916         $1.436         $1.243         $1.251         $1.117
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,105          6,146          8,237         11,171         13,927
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.272        $10.633        $10.714         $9.574         $7.766
  Accumulation Unit Value at end of
   period                                $16.354        $12.272        $10.633        $10.714         $9.574
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                790            808            880            911            931
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.274         $1.106         $1.117         $1.000         $0.813
  Accumulation Unit Value at end of
   period                                 $1.695         $1.274         $1.106         $1.117         $1.000
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             20,061         28,468         37,380         50,669         60,387
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.274         $1.106         $1.117         $1.000         $0.813
  Accumulation Unit Value at end of
   period                                 $1.695         $1.274         $1.106         $1.117         $1.000
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             20,061         28,468         37,380         50,669         60,387
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.179        $14.082        $14.253        $12.795        $10.425
  Accumulation Unit Value at end of
   period                                $21.464        $16.179        $14.082        $14.253        $12.795
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                244            123             98             30              2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.159         $1.009         $1.022         $0.918         $0.748
  Accumulation Unit Value at end of
   period                                 $1.537         $1.159         $1.009         $1.022         $0.918
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,802          4,939          6,184          7,764          9,023

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.510              -              -              -
  Accumulation Unit Value at end of
   period                                 $7.371              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.485         $1.393         $1.259         $1.157
  Accumulation Unit Value at end of
   period                                 $0.917         $1.485         $1.393         $1.259
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             69,767         81,084         55,296         12,076
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.469         $1.381         $1.250         $1.151
  Accumulation Unit Value at end of
   period                                 $0.905         $1.469         $1.381         $1.250
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             16,413         18,130         16,884          7,910
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.618        $11.870        $10.758         $9.910
  Accumulation Unit Value at end of
   period                                 $7.766        $12.618        $11.870        $10.758
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,090          1,208            861            158
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.323         $1.247         $1.133         $1.045
  Accumulation Unit Value at end of
   period                                 $0.813         $1.323         $1.247         $1.133
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             67,581         77,374         69,351         31,148
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.323         $1.247         $1.133         $1.045
  Accumulation Unit Value at end of
   period                                 $0.813         $1.323         $1.247         $1.133
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             67,581         77,374         69,351         31,148
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.222         $1.155         $1.052         $0.972
  Accumulation Unit Value at end of
   period                                 $0.748         $1.222         $1.155         $1.052
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,998         11,291         10,039          4,391

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.982        $13.952        $14.164        $12.753        $10.422
  Accumulation Unit Value at end of
   period                                $21.139        $15.982        $13.952        $14.164        $12.753
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 47             28             19              2              -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $4.122         $3.688         $3.698         $3.320         $2.706
  Accumulation Unit Value at end of
   period                                 $5.352         $4.122         $3.688         $3.698         $3.320
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,205         20,335         25,103         28,731         31,727
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $4.037         $3.619         $3.637         $3.271         $2.671
  Accumulation Unit Value at end of
   period                                 $5.231         $4.037         $3.619         $3.637         $3.271
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,168          1,450          1,903          2,353          2,872
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.618         $1.452         $1.460         $1.315         $1.075
  Accumulation Unit Value at end of
   period                                 $2.094         $1.618         $1.452         $1.460         $1.315
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,272          9,341          9,938          9,446          9,831
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.585         $1.425         $1.436         $1.295         $1.061
  Accumulation Unit Value at end of
   period                                 $2.047         $1.585         $1.425         $1.436         $1.295
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             15,646         23,437         30,353         36,606         44,297
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.585         $1.425         $1.436         $1.295         $1.061
  Accumulation Unit Value at end of
   period                                 $2.047         $1.585         $1.425         $1.436         $1.295
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             15,646         23,437         30,353         36,606         44,297
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.291        $13.781        $13.926        $12.594        $10.341
  Accumulation Unit Value at end of
   period                                $19.704        $15.291        $13.781        $13.926        $12.594
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                414            214            161             47             18
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.556         $1.403         $1.418         $1.283         $1.054
  Accumulation Unit Value at end of
   period                                 $2.004         $1.556         $1.403         $1.418         $1.283
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,962          2,592          3,764          3,214          3,670
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.104        $13.654        $13.839        $12.552        $10.338
  Accumulation Unit Value at end of
   period                                $19.405        $15.104        $13.654        $13.839        $12.552
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 30             24             19              6              -
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.835         $1.511         $1.783         $1.586         $1.188
  Accumulation Unit Value at end of
   period                                 $2.462         $1.835         $1.511         $1.783         $1.586
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                502            852          1,063          1,522          1,875

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $4.069         $3.819         $3.224         $3.001
  Accumulation Unit Value at end of
   period                                 $2.706         $4.069         $3.819         $3.224
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             34,462         30,091         13,978          2,160
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $4.025         $3.786         $3.202         $2.984
  Accumulation Unit Value at end of
   period                                 $2.671         $4.025         $3.786         $3.202
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,147          2,961          2,315          1,003
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.621         $1.526         $1.292         $1.205
  Accumulation Unit Value at end of
   period                                 $1.075         $1.621         $1.526         $1.292
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,707         10,488          6,480          1,009
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.604         $1.513         $1.284         $1.199
  Accumulation Unit Value at end of
   period                                 $1.061         $1.604         $1.513         $1.284
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             50,277         46,380         33,300         11,903
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.604         $1.513         $1.284         $1.199
  Accumulation Unit Value at end of
   period                                 $1.061         $1.604         $1.513         $1.284
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             50,277         46,380         33,300         11,903
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.598         $1.512         $1.287         $1.204
  Accumulation Unit Value at end of
   period                                 $1.054         $1.598         $1.512         $1.287
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,948          3,791          3,881          2,508
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.539         $2.064         $1.837         $1.628
  Accumulation Unit Value at end of
   period                                 $1.188         $2.539         $2.064         $1.837
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,030          2,183          1,154            292

16

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.797         $1.483         $1.753         $1.563         $1.173
  Accumulation Unit Value at end of
   period                                 $2.406         $1.797         $1.483         $1.753         $1.563
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 60             67             98            105            103
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.112         $8.351         $9.884         $8.817         $6.625
  Accumulation Unit Value at end of
   period                                $13.523        $10.112         $8.351         $9.884         $8.817
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 60             57             61             69             87
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.728         $1.430         $1.696         $1.516         $1.141
  Accumulation Unit Value at end of
   period                                 $2.306         $1.728         $1.430         $1.696         $1.516
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                540          1,028          1,226          1,495          1,705
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.728         $1.430         $1.696         $1.516         $1.141
  Accumulation Unit Value at end of
   period                                 $2.306         $1.728         $1.430         $1.696         $1.516
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                540          1,028          1,226          1,495          1,705
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.796        $13.104        $15.580        $13.961        $10.537
  Accumulation Unit Value at end of
   period                                $21.030        $15.796        $13.104        $15.580        $13.961
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 49              9              6              1              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.180         $0.979         $1.165         $1.044         $0.788
  Accumulation Unit Value at end of
   period                                 $1.570         $1.180         $0.979         $1.165         $1.044
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                135            165            197            300            380
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.603        $12.983        $15.482        $13.915        $10.534
  Accumulation Unit Value at end of
   period                                $20.711        $15.603        $12.983        $15.482        $13.915
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              1              -              -
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.216         $8.768         $9.821         $8.602         $6.150
  Accumulation Unit Value at end of
   period                                $12.970        $10.216         $8.768         $9.821         $8.602
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 66             32             29             28             64
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.118         $8.701         $9.766         $8.571         $6.140
  Accumulation Unit Value at end of
   period                                $12.820        $10.118         $8.701         $9.766         $8.571
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3             11             10              1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.069         $8.668         $9.738         $8.555         $6.135
  Accumulation Unit Value at end of
   period                                $12.745        $10.069         $8.668         $9.738         $8.555
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8             26             11             24             26
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $9.972         $8.601         $9.683         $8.524         $6.125
  Accumulation Unit Value at end of
   period                                $12.597         $9.972         $8.601         $9.683         $8.524
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             15             11             14             19

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $2.512         $2.045         $1.824         $1.619
  Accumulation Unit Value at end of
   period                                 $1.173         $2.512         $2.045         $1.824
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                153            162            108             69
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.203        $11.576        $10.336         $9.180
  Accumulation Unit Value at end of
   period                                 $6.625        $14.203        $11.576        $10.336
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                188            238             42              5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $2.451         $2.002         $1.791         $1.593
  Accumulation Unit Value at end of
   period                                 $1.141         $2.451         $2.002         $1.791
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,894          2,175          1,442            568
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.451         $2.002         $1.791         $1.593
  Accumulation Unit Value at end of
   period                                 $1.141         $2.451         $2.002         $1.791
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,894          2,175          1,442            568
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.699         $1.391         $1.249         $1.113
  Accumulation Unit Value at end of
   period                                 $0.788         $1.699         $1.391         $1.249
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                470          1,436            379             84
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.478              -              -              -
  Accumulation Unit Value at end of
   period                                 $6.150              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.474              -              -              -
  Accumulation Unit Value at end of
   period                                 $6.140              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.473              -              -              -
  Accumulation Unit Value at end of
   period                                 $6.135              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.469              -              -              -
  Accumulation Unit Value at end of
   period                                 $6.125              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13              -              -              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.972         $8.601         $9.683         $8.524         $6.125
  Accumulation Unit Value at end of
   period                                $12.597         $9.972         $8.601         $9.683         $8.524
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             15             11             14             19
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.891        $14.606        $16.484        $14.547        $10.479
  Accumulation Unit Value at end of
   period                                $21.285        $16.891        $14.606        $16.484        $14.547
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              4              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.828         $8.503         $9.601         $8.477         $6.109
  Accumulation Unit Value at end of
   period                                $12.378         $9.828         $8.503         $9.601         $8.477
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              6              5              6              9
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.685        $14.471        $16.381        $14.499        $10.476
  Accumulation Unit Value at end of
   period                                $20.962        $16.685        $14.471        $16.381        $14.499
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.402         $1.203         $1.343         $1.143         $0.865
  Accumulation Unit Value at end of
   period                                 $1.870         $1.402         $1.203         $1.343         $1.143
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,093          3,535          6,641          7,846          5,030
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.373         $1.181         $1.320         $1.126         $0.854
  Accumulation Unit Value at end of
   period                                 $1.827         $1.373         $1.181         $1.320         $1.126
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                365            438            642            797            587
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.359         $1.170         $1.309         $1.118         $0.849
  Accumulation Unit Value at end of
   period                                 $1.807         $1.359         $1.170         $1.309         $1.118
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                481            672            877          1,008            588
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.331         $1.148         $1.288         $1.102         $0.838
  Accumulation Unit Value at end of
   period                                 $1.766         $1.331         $1.148         $1.288         $1.102
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,216          2,207          3,949          5,337          2,959
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.331         $1.148         $1.288         $1.102         $0.838
  Accumulation Unit Value at end of
   period                                 $1.766         $1.331         $1.148         $1.288         $1.102
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,216          2,207          3,949          5,337          2,959
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.361        $14.145        $15.905        $13.641        $10.403
  Accumulation Unit Value at end of
   period                                $21.652        $16.361        $14.145        $15.905        $13.641
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 42             19             19              8              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.307         $1.130         $1.272         $1.091         $0.833
  Accumulation Unit Value at end of
   period                                 $1.729         $1.307         $1.130         $1.272         $1.091
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                192            263            305            428            252

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.469              -              -              -
  Accumulation Unit Value at end of
   period                                 $6.125              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.464              -              -              -
  Accumulation Unit Value at end of
   period                                 $6.109              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.510         $1.314         $1.277         $1.135
  Accumulation Unit Value at end of
   period                                 $0.865         $1.510         $1.314         $1.277
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,664          4,802          2,764            992
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.494         $1.303         $1.268         $1.129
  Accumulation Unit Value at end of
   period                                 $0.854         $1.494         $1.303         $1.268
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                694            642            565            335
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.486         $1.297         $1.264         $1.126
  Accumulation Unit Value at end of
   period                                 $0.849         $1.486         $1.297         $1.264
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                834            779            334            125
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.470         $1.286         $1.255         $1.119
  Accumulation Unit Value at end of
   period                                 $0.838         $1.470         $1.286         $1.255
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,260          3,223          3,395          1,850
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.470         $1.286         $1.255         $1.119
  Accumulation Unit Value at end of
   period                                 $0.838         $1.470         $1.286         $1.255
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,260          3,223          3,395          1,850
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.465         $1.285         $1.258         $1.125
  Accumulation Unit Value at end of
   period                                 $0.833         $1.465         $1.285         $1.258
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                300            280            191             86

18

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.161        $14.014        $15.805        $13.596        $10.400
  Accumulation Unit Value at end of
   period                                $21.324        $16.161        $14.014        $15.805        $13.596
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.780         $1.426         $1.590         $1.374         $1.077
  Accumulation Unit Value at end of
   period                                 $2.378         $1.780         $1.426         $1.590         $1.374
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,422          9,995         12,951         15,691         19,293
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.743         $1.399         $1.563         $1.354         $1.063
  Accumulation Unit Value at end of
   period                                 $2.324         $1.743         $1.399         $1.563         $1.354
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                779          1,002          1,507          1,844          2,244
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.785        $14.288        $15.980        $13.853        $10.894
  Accumulation Unit Value at end of
   period                                $23.688        $17.785        $14.288        $15.980        $13.853
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                304            258            234            197            196
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.690         $1.360         $1.524         $1.324         $1.043
  Accumulation Unit Value at end of
   period                                 $2.246         $1.690         $1.360         $1.524         $1.324
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,916          7,913         10,489         13,035         16,194
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.690         $1.360         $1.524         $1.324         $1.043
  Accumulation Unit Value at end of
   period                                 $2.246         $1.690         $1.360         $1.524         $1.324
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,916          7,913         10,489         13,035         16,194
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.906        $13.644        $15.328        $13.348        $10.544
  Accumulation Unit Value at end of
   period                                $22.417        $16.906        $13.644        $15.328        $13.348
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                279            101             74             34              8
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.703         $1.375         $1.545         $1.346         $1.064
  Accumulation Unit Value at end of
   period                                 $2.256         $1.703         $1.375         $1.545         $1.346
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                557            648            695            966          1,275
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.700        $13.518        $15.232        $13.304        $10.541
  Accumulation Unit Value at end of
   period                                $22.077        $16.700        $13.518        $15.232        $13.304
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              1              -              -              -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.030         $1.804         $1.751         $1.532         $1.035
  Accumulation Unit Value at end of
   period                                 $2.126         $2.030         $1.804         $1.751         $1.532
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,524         10,367         11,999         13,633         11,023

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.014         $1.579         $1.432         $1.148
  Accumulation Unit Value at end of
   period                                 $1.077         $2.014         $1.579         $1.432
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             21,437         16,275          6,715          1,702
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.993         $1.565         $1.422         $1.142
  Accumulation Unit Value at end of
   period                                 $1.063         $1.993         $1.565         $1.422
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,444          1,952          1,064            235
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $20.435        $16.063        $14.611        $11.742
  Accumulation Unit Value at end of
   period                                $10.894        $20.435        $16.063        $14.611
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                365            424             83             14
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.961         $1.544         $1.408         $1.133
  Accumulation Unit Value at end of
   period                                 $1.043         $1.961         $1.544         $1.408
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             20,016         18,737         12,160          3,838
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.961         $1.544         $1.408         $1.133
  Accumulation Unit Value at end of
   period                                 $1.043         $1.961         $1.544         $1.408
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             20,016         18,737         12,160          3,838
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.006         $1.585         $1.449         $1.168
  Accumulation Unit Value at end of
   period                                 $1.064         $2.006         $1.585         $1.449
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,506          3,271          1,160          1,327
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.406         $1.390         $1.270         $1.220
  Accumulation Unit Value at end of
   period                                 $1.035         $1.406         $1.390         $1.270
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,480          7,498          3,969            846

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.988         $1.770         $1.722         $1.509         $1.021
  Accumulation Unit Value at end of
   period                                 $2.078         $1.988         $1.770         $1.722         $1.509
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                609            894          1,245          1,362          2,032
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.975        $15.135        $14.733        $12.928         $8.757
  Accumulation Unit Value at end of
   period                                $17.727        $16.975        $15.135        $14.733        $12.928
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                158            266            293            284            292
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.911         $1.707         $1.665         $1.464         $0.994
  Accumulation Unit Value at end of
   period                                 $1.991         $1.911         $1.707         $1.665         $1.464
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,761          4,557          6,037          7,741          7,666
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.911         $1.707         $1.665         $1.464         $0.994
  Accumulation Unit Value at end of
   period                                 $1.991         $1.911         $1.707         $1.665         $1.464
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,761          4,557          6,037          7,741          7,666
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.774        $17.709        $17.317        $15.264        $10.386
  Accumulation Unit Value at end of
   period                                $20.557        $19.774        $17.709        $17.317        $15.264
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 75             51             42             18              2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.876         $1.681         $1.645         $1.451         $0.987
  Accumulation Unit Value at end of
   period                                 $1.950         $1.876         $1.681         $1.645         $1.451
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                799            806          1,328            766            756
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.533        $17.546        $17.209        $15.214        $10.383
  Accumulation Unit Value at end of
   period                                $20.245        $19.533        $17.546        $17.209        $15.214
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16              5              5              4              -
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.398         $4.744         $4.735         $4.193         $3.378
  Accumulation Unit Value at end of
   period                                 $7.010         $5.398         $4.744         $4.735         $4.193
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                565          1,934          1,086          1,235          1,096
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $5.287         $4.655         $4.656         $4.132         $3.335
  Accumulation Unit Value at end of
   period                                 $6.852         $5.287         $4.655         $4.656         $4.132
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 70            106             30             43            106
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.151         $1.015         $1.016         $0.902         $0.729
  Accumulation Unit Value at end of
   period                                 $1.491         $1.151         $1.015         $1.016         $0.902
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                579            780            899          1,178            973
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.128         $0.996         $0.999         $0.889         $0.720
  Accumulation Unit Value at end of
   period                                 $1.457         $1.128         $0.996         $0.999         $0.889
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,591          4,322          2,256          3,244          4,051

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.391         $1.378         $1.262         $1.214
  Accumulation Unit Value at end of
   period                                 $1.021         $1.391         $1.378         $1.262
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,278          1,284          1,179            526
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.937        $11.836        $10.851        $10.443
  Accumulation Unit Value at end of
   period                                 $8.757        $11.937        $11.836        $10.851
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                163            181             50             11
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.357         $1.348         $1.239         $1.194
  Accumulation Unit Value at end of
   period                                 $0.994         $1.357         $1.348         $1.239
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,192          5,229          3,815          1,710
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.357         $1.348         $1.239         $1.194
  Accumulation Unit Value at end of
   period                                 $0.994         $1.357         $1.348         $1.239
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,192          5,229          3,815          1,710
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.353         $1.348         $1.242         $1.199
  Accumulation Unit Value at end of
   period                                 $0.987         $1.353         $1.348         $1.242
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                844            764          1,347            204
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.458         $5.272         $4.640         $4.321
  Accumulation Unit Value at end of
   period                                 $3.378         $5.458         $5.272         $4.640
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                814          1,315            670             99
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $5.399         $5.225         $4.608         $4.297
  Accumulation Unit Value at end of
   period                                 $3.335         $5.399         $5.225         $4.608
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                110            122             86             21
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.182         $1.145         $1.011         $0.943
  Accumulation Unit Value at end of
   period                                 $0.729         $1.182         $1.145         $1.011
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                846            948            521            498
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.169         $1.135         $1.004         $0.938
  Accumulation Unit Value at end of
   period                                 $0.720         $1.169         $1.135         $1.004
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,944          4,604          3,765          2,169

20

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.128         $0.996         $0.999         $0.889         $0.720
  Accumulation Unit Value at end of
   period                                 $1.457         $1.128         $0.996         $0.999         $0.889
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,591          4,322          2,256          3,244          4,051
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.783        $13.974        $14.052        $12.539        $10.176
  Accumulation Unit Value at end of
   period                                $20.342        $15.783        $13.974        $14.052        $12.539
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 78             42             21              8              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.107         $0.981         $0.987         $0.881         $0.715
  Accumulation Unit Value at end of
   period                                 $1.426         $1.107         $0.981         $0.987         $0.881
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                242            347            401            590            538
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.590        $13.845        $13.964        $12.497        $10.173
  Accumulation Unit Value at end of
   period                                $20.033        $15.590        $13.845        $13.964        $12.497
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              -              -              -              -
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.657         $2.246         $2.653         $2.354         $1.793
  Accumulation Unit Value at end of
   period                                 $3.178         $2.657         $2.246         $2.653         $2.354
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,550         11,132         14,800         17,621         12,744
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $2.602         $2.204         $2.608         $2.320         $1.770
  Accumulation Unit Value at end of
   period                                 $3.106         $2.602         $2.204         $2.608         $2.320
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,263          1,678          2,215          2,654          2,189
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.439         $1.220         $1.446         $1.287         $0.983
  Accumulation Unit Value at end of
   period                                 $1.716         $1.439         $1.220         $1.446         $1.287
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,181          3,998          4,595          4,384          3,838
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.409         $1.197         $1.422         $1.268         $0.970
  Accumulation Unit Value at end of
   period                                 $1.678         $1.409         $1.197         $1.422         $1.268
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             11,283         15,378         19,881         25,719         20,511
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.409         $1.197         $1.422         $1.268         $0.970
  Accumulation Unit Value at end of
   period                                 $1.678         $1.409         $1.197         $1.422         $1.268
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             11,283         15,378         19,881         25,719         20,511
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.384        $13.103        $15.594        $13.944        $10.697
  Accumulation Unit Value at end of
   period                                $18.265        $15.384        $13.103        $15.594        $13.944
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                276            101             98             36              1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.384         $1.179         $1.404         $1.256         $0.964
  Accumulation Unit Value at end of
   period                                 $1.642         $1.384         $1.179         $1.404         $1.256
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,769          2,130          3,590          3,602          2,652

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.169         $1.135         $1.004         $0.938
  Accumulation Unit Value at end of
   period                                 $0.720         $1.169         $1.135         $1.004
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,944          4,604          3,765          2,169
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.165         $1.134         $1.006         $0.942
  Accumulation Unit Value at end of
   period                                 $0.715         $1.165         $1.134         $1.006
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                291            705            702            590
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $3.154         $2.515         $2.053         $1.761
  Accumulation Unit Value at end of
   period                                 $1.793         $3.154         $2.515         $2.053
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             13,685         12,333          7,858          1,782
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $3.120         $2.493         $2.039         $1.752
  Accumulation Unit Value at end of
   period                                 $1.770         $3.120         $2.493         $2.039
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,549          2,330          2,290          1,098
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.734         $1.387         $1.136         $0.976
  Accumulation Unit Value at end of
   period                                 $0.983         $1.734         $1.387         $1.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,644          4,734          2,682            341
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.716         $1.375         $1.128         $0.971
  Accumulation Unit Value at end of
   period                                 $0.970         $1.716         $1.375         $1.128
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             22,265         18,823         17,069          8,142
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.716         $1.375         $1.128         $0.971
  Accumulation Unit Value at end of
   period                                 $0.970         $1.716         $1.375         $1.128
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             22,265         18,823         17,069          8,142
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.710         $1.375         $1.131         $0.975
  Accumulation Unit Value at end of
   period                                 $0.964         $1.710         $1.375         $1.131
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,787          3,526          2,516          1,049

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.196        $12.982        $15.496        $13.899        $10.694
  Accumulation Unit Value at end of
   period                                $17.988        $15.196        $12.982        $15.496        $13.899
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             13              9              1              -
HARTFORD MIDCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.590        $11.052        $12.281        $10.268              -
  Accumulation Unit Value at end of
   period                                $18.017        $13.590        $11.052        $12.281              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 96             88             88             94              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.522        $11.018        $12.268        $10.266              -
  Accumulation Unit Value at end of
   period                                $17.890        $13.522        $11.018        $12.268              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             13             22             27              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.488        $11.001        $12.262        $10.265              -
  Accumulation Unit Value at end of
   period                                $17.828        $13.488        $11.001        $12.262              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 35             22             17             27              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.420        $10.968        $12.249        $10.263              -
  Accumulation Unit Value at end of
   period                                $17.702        $13.420        $10.968        $12.249              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 61             53             68            111              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.420        $10.968        $12.249        $10.263              -
  Accumulation Unit Value at end of
   period                                $17.702        $13.420        $10.968        $12.249              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 61             53             68            111              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.336        $10.926        $12.233        $10.261              -
  Accumulation Unit Value at end of
   period                                $17.547        $13.336        $10.926        $12.233              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 65             18              8              1              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.319        $10.918        $12.230        $10.260              -
  Accumulation Unit Value at end of
   period                                $17.517        $13.319        $10.918        $12.230              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 30              8             24             32              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.235        $10.877        $12.214        $10.258              -
  Accumulation Unit Value at end of
   period                                $17.363        $13.235        $10.877        $12.214              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              3              3              -              -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.781         $2.443         $2.569         $2.103         $1.653
  Accumulation Unit Value at end of
   period                                 $3.951         $2.781         $2.443         $2.569         $2.103
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,981          3,746          5,919          6,964          6,535

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD MIDCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.828         $2.515         $2.463              -
  Accumulation Unit Value at end of
   period                                 $1.653         $2.828         $2.515              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,696          3,981            401              -

22

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $2.723         $2.398         $2.526         $2.072         $1.632
  Accumulation Unit Value at end of
   period                                 $3.862         $2.723         $2.398         $2.526         $2.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                178            253            415            489            578
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.898         $1.673         $1.764         $1.448         $1.142
  Accumulation Unit Value at end of
   period                                 $2.689         $1.898         $1.673         $1.764         $1.448
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,658          1,177          1,959          1,187          1,330
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.859         $1.641         $1.735         $1.427         $1.127
  Accumulation Unit Value at end of
   period                                 $2.628         $1.859         $1.641         $1.735         $1.427
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,995          3,100          4,283          5,552          6,189
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.859         $1.641         $1.735         $1.427         $1.127
  Accumulation Unit Value at end of
   period                                 $2.628         $1.859         $1.641         $1.735         $1.427
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,995          3,100          4,283          5,552          6,189
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.071        $15.113        $16.011        $13.205        $10.456
  Accumulation Unit Value at end of
   period                                $24.074        $17.071        $15.113        $16.011        $13.205
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 72             22             21             11              4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.807         $1.601         $1.697         $1.400         $1.109
  Accumulation Unit Value at end of
   period                                 $2.548         $1.807         $1.601         $1.697         $1.400
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                231            276            432            401            449
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.862        $14.973        $15.910        $13.161        $10.453
  Accumulation Unit Value at end of
   period                                $23.709        $16.862        $14.973        $15.910        $13.161
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              1              1              1              -
HARTFORD SMALL/MID CAP EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.233         $8.974         $9.223         $7.448         $5.118
  Accumulation Unit Value at end of
   period                                $13.849        $10.233         $8.974         $9.223         $7.448
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                141            637            220            286            297
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.126         $8.897         $9.163         $7.414         $5.105
  Accumulation Unit Value at end of
   period                                $13.676        $10.126         $8.897         $9.163         $7.414
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 42             77             55             65             55
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.072         $8.859         $9.133         $7.397         $5.099
  Accumulation Unit Value at end of
   period                                $13.590        $10.072         $8.859         $9.133         $7.397
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                147            157            212            218            216
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $9.966         $8.784         $9.073         $7.364         $5.085
  Accumulation Unit Value at end of
   period                                $13.420         $9.966         $8.784         $9.073         $7.364
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                127            290            131            202            225

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $2.797         $2.493         $2.444              -
  Accumulation Unit Value at end of
   period                                 $1.632         $2.797         $2.493              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                495            278             21              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.959         $1.748         $1.714              -
  Accumulation Unit Value at end of
   period                                 $1.142         $1.959         $1.748              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,477          1,150            148              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.938         $1.733         $1.701              -
  Accumulation Unit Value at end of
   period                                 $1.127         $1.938         $1.733              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,066          4,769            848              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.938         $1.733         $1.701              -
  Accumulation Unit Value at end of
   period                                 $1.127         $1.938         $1.733              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,066          4,769            848              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.913         $1.716         $1.687              -
  Accumulation Unit Value at end of
   period                                 $1.109         $1.913         $1.716              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                586          1,185            410              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD SMALL/MID CAP EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.785         $9.510              -              -
  Accumulation Unit Value at end of
   period                                 $5.118         $9.785              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                111              3              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $9.780         $9.507              -              -
  Accumulation Unit Value at end of
   period                                 $5.105         $9.780              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 29              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.777         $9.506              -              -
  Accumulation Unit Value at end of
   period                                 $5.099         $9.777              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14              2              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $9.772         $9.503              -              -
  Accumulation Unit Value at end of
   period                                 $5.085         $9.772              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 61              -              -              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.966         $8.784         $9.073         $7.364         $5.085
  Accumulation Unit Value at end of
   period                                $13.420         $9.966         $8.784         $9.073         $7.364
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                127            290            131            202            225
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.005        $17.675        $18.304        $14.892        $10.310
  Accumulation Unit Value at end of
   period                                $26.871        $20.005        $17.675        $18.304        $14.892
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31             20              6              2              1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.810         $8.671         $8.984         $7.313         $5.066
  Accumulation Unit Value at end of
   period                                $13.170         $9.810         $8.671         $8.984         $7.313
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             24             20             19             19
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.761        $17.512        $18.189        $14.843        $10.307
  Accumulation Unit Value at end of
   period                                $26.463        $19.761        $17.512        $18.189        $14.843
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              2              2              -              -
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.724         $1.492         $1.495         $1.112         $0.835
  Accumulation Unit Value at end of
   period                                 $2.458         $1.724         $1.492         $1.495         $1.112
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,304          4,473          4,895          5,551          5,489
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.688         $1.464         $1.470         $1.096         $0.824
  Accumulation Unit Value at end of
   period                                 $2.402         $1.688         $1.464         $1.470         $1.096
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                395            562            751            985          1,121
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.962        $14.726        $14.798        $11.044         $8.314
  Accumulation Unit Value at end of
   period                                $24.111        $16.962        $14.726        $14.798        $11.044
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                192            187            246            228             89
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.636         $1.424         $1.433         $1.072         $0.809
  Accumulation Unit Value at end of
   period                                 $2.322         $1.636         $1.424         $1.433         $1.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,977          2,983          3,710          4,974          5,446
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.636         $1.424         $1.433         $1.072         $0.809
  Accumulation Unit Value at end of
   period                                 $2.322         $1.636         $1.424         $1.433         $1.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,977          2,983          3,710          4,974          5,446
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $21.333        $18.604        $18.780        $14.079        $10.646
  Accumulation Unit Value at end of
   period                                $30.189        $21.333        $18.604        $18.780        $14.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 87             38             23             12              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.649         $1.439         $1.453         $1.090         $0.825
  Accumulation Unit Value at end of
   period                                 $2.333         $1.649         $1.439         $1.453         $1.090
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                507            393            715            770            766

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.772         $9.503              -              -
  Accumulation Unit Value at end of
   period                                 $5.085         $9.772              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 61              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.764         $9.499              -              -
  Accumulation Unit Value at end of
   period                                 $5.066         $9.764              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.356         $1.403         $1.334         $1.140
  Accumulation Unit Value at end of
   period                                 $0.835         $1.356         $1.403         $1.334
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,277          5,427          4,123          1,786
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.341         $1.391         $1.325         $1.133
  Accumulation Unit Value at end of
   period                                 $0.824         $1.341         $1.391         $1.325
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,284          1,373          1,386          1,050
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.541        $14.059        $13.410        $11.474
  Accumulation Unit Value at end of
   period                                 $8.314        $13.541        $14.059        $13.410
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                105             97             60             12
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.320         $1.373         $1.312         $1.124
  Accumulation Unit Value at end of
   period                                 $0.809         $1.320         $1.373         $1.312
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,177          6,677          8,881          7,405
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.320         $1.373         $1.312         $1.124
  Accumulation Unit Value at end of
   period                                 $0.809         $1.320         $1.373         $1.312
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,177          6,677          8,881          7,405
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.350         $1.409         $1.350         $1.159
  Accumulation Unit Value at end of
   period                                 $0.825         $1.350         $1.409         $1.350
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                842            851          1,413          1,255

24

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $21.073        $18.432        $18.662        $14.033        $10.643
  Accumulation Unit Value at end of
   period                                $29.731        $21.073        $18.432        $18.662        $14.033
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11              3              6              -              -
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.610         $5.872         $6.033         $5.340         $3.834
  Accumulation Unit Value at end of
   period                                 $8.603         $6.610         $5.872         $6.033         $5.340
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                297            572            683          1,029          1,180
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $6.474         $5.763         $5.932         $5.261         $3.785
  Accumulation Unit Value at end of
   period                                 $8.409         $6.474         $5.763         $5.932         $5.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 84            103            142            156            184
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.087         $0.968         $0.998         $0.886         $0.638
  Accumulation Unit Value at end of
   period                                 $1.410         $1.087         $0.968         $0.998         $0.886
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                912            971          1,019            908            924
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.064         $0.950         $0.981         $0.873         $0.630
  Accumulation Unit Value at end of
   period                                 $1.378         $1.064         $0.950         $0.981         $0.873
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,134          2,923          3,183          4,345          5,380
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.064         $0.950         $0.981         $0.873         $0.630
  Accumulation Unit Value at end of
   period                                 $1.378         $1.064         $0.950         $0.981         $0.873
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,134          2,923          3,183          4,345          5,380
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.288        $15.473        $16.017        $14.283        $10.332
  Accumulation Unit Value at end of
   period                                $22.332        $17.288        $15.473        $16.017        $14.283
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22              9              8              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.045         $0.936         $0.969         $0.865         $0.626
  Accumulation Unit Value at end of
   period                                 $1.349         $1.045         $0.936         $0.969         $0.865
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                406            494            516            722            790
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.077        $15.330        $15.916        $14.236        $10.329
  Accumulation Unit Value at end of
   period                                $21.994        $17.077        $15.330        $15.916        $14.236
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              -              -
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $3.966         $3.748         $3.560         $3.364         $2.972
  Accumulation Unit Value at end of
   period                                 $3.850         $3.966         $3.748         $3.560         $3.364
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             50,498         30,810         36,946         42,157         45,854

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.850         $6.573         $5.825         $5.211
  Accumulation Unit Value at end of
   period                                 $3.834         $6.850         $6.573         $5.825
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,391          1,388            941            269
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $6.776         $6.515         $5.785         $5.183
  Accumulation Unit Value at end of
   period                                 $3.785         $6.776         $6.515         $5.785
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                199            214            217            100
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.143         $1.100         $0.978         $0.877
  Accumulation Unit Value at end of
   period                                 $0.638         $1.143         $1.100         $0.978
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                912            857            675             98
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.131         $1.090         $0.971         $0.872
  Accumulation Unit Value at end of
   period                                 $0.630         $1.131         $1.090         $0.971
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,163          7,939          6,544          3,903
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.131         $1.090         $0.971         $0.872
  Accumulation Unit Value at end of
   period                                 $0.630         $1.131         $1.090         $0.971
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,163          7,939          6,544          3,903
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.127         $1.090         $0.974         $0.876
  Accumulation Unit Value at end of
   period                                 $0.626         $1.127         $1.090         $0.974
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                814            820            977            653
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $3.269         $3.174         $3.077         $3.066
  Accumulation Unit Value at end of
   period                                 $2.972         $3.269         $3.174         $3.077
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             43,861         42,451         22,682          5,008

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $3.885         $3.678         $3.500         $3.315         $2.934
  Accumulation Unit Value at end of
   period                                 $3.763         $3.885         $3.678         $3.500         $3.315
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,470          3,388          4,178          5,202          6,519
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.502        $15.640        $14.898        $14.123        $12.515
  Accumulation Unit Value at end of
   period                                $15.971        $16.502        $15.640        $14.898        $14.123
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,891          1,817          1,866          1,554          1,618
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.706         $1.620         $1.546         $1.469         $1.304
  Accumulation Unit Value at end of
   period                                 $1.648         $1.706         $1.620         $1.546         $1.469
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             27,740         38,983         47,034         58,330         66,694
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.706         $1.620         $1.546         $1.469         $1.304
  Accumulation Unit Value at end of
   period                                 $1.648         $1.706         $1.620         $1.546         $1.469
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             27,740         38,983         47,034         58,330         66,694
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.283        $12.646        $12.101        $11.522        $10.257
  Accumulation Unit Value at end of
   period                                $12.798        $13.283        $12.646        $12.101        $11.522
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                544            454            319            118             36
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.774         $1.690         $1.618         $1.541         $1.372
  Accumulation Unit Value at end of
   period                                 $1.708         $1.774         $1.690         $1.618         $1.541
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,721          7,063          7,141          6,266          6,281
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.121        $12.529        $12.025        $11.485        $10.254
  Accumulation Unit Value at end of
   period                                $12.604        $13.121        $12.529        $12.025        $11.485
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 64             45             29             11              1
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.215         $1.191         $1.153         $1.129         $1.110
  Accumulation Unit Value at end of
   period                                 $1.176         $1.215         $1.191         $1.153         $1.129
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             19,817         41,704         46,604         56,375         62,485
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.190         $1.168         $1.134         $1.113         $1.096
  Accumulation Unit Value at end of
   period                                 $1.149         $1.190         $1.168         $1.134         $1.113
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,866          5,565          5,685          7,572          9,226
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.178         $1.157         $1.125         $1.104         $1.089
  Accumulation Unit Value at end of
   period                                 $1.136         $1.178         $1.157         $1.125         $1.104
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,483          8,951          9,284          9,981         10,277
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.153         $1.136         $1.106         $1.088         $1.075
  Accumulation Unit Value at end of
   period                                 $1.110         $1.153         $1.136         $1.106         $1.088
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             18,700         25,138         27,545         35,031         38,517

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $3.234         $3.146         $3.056         $3.049
  Accumulation Unit Value at end of
   period                                 $2.934         $3.234         $3.146         $3.056
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,679          7,967          6,528          3,209
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.808        $13.445        $13.075        $13.053
  Accumulation Unit Value at end of
   period                                $12.515        $13.808        $13.445        $13.075
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,317          1,232            607            134
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.442         $1.407         $1.371         $1.370
  Accumulation Unit Value at end of
   period                                 $1.304         $1.442         $1.407         $1.371
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             68,387         74,435         58,269         27,613
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.442         $1.407         $1.371         $1.370
  Accumulation Unit Value at end of
   period                                 $1.304         $1.442         $1.407         $1.371
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             68,387         74,435         58,269         27,613
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.522         $1.489         $1.456         $1.458
  Accumulation Unit Value at end of
   period                                 $1.372         $1.522         $1.489         $1.456
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,100          5,935          4,694          3,152
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.135         $1.105         $1.080         $1.081
  Accumulation Unit Value at end of
   period                                 $1.110         $1.135         $1.105         $1.080
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             68,363         60,999         29,837          6,100
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.123         $1.095         $1.072         $1.075
  Accumulation Unit Value at end of
   period                                 $1.096         $1.123         $1.095         $1.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,525         11,647          9,090          4,210
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.117         $1.091         $1.069         $1.072
  Accumulation Unit Value at end of
   period                                 $1.089         $1.117         $1.091         $1.069
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             11,368          9,134          3,660            640
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.105         $1.081         $1.061         $1.066
  Accumulation Unit Value at end of
   period                                 $1.075         $1.105         $1.081         $1.061
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             46,066         45,368         31,551         13,440

26

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.153         $1.136         $1.106         $1.088         $1.075
  Accumulation Unit Value at end of
   period                                 $1.110         $1.153         $1.136         $1.106         $1.088
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             18,700         25,138         27,545         35,031         38,517
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.651        $10.515        $10.265        $10.125        $10.027
  Accumulation Unit Value at end of
   period                                $10.228        $10.651        $10.515        $10.265        $10.125
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                226            155            112             46             16
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.132         $1.119         $1.092         $1.078         $1.068
  Accumulation Unit Value at end of
   period                                 $1.087         $1.132         $1.119         $1.092         $1.078
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,058          6,771          4,451          4,517          4,261
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.521        $10.418        $10.201        $10.092        $10.024
  Accumulation Unit Value at end of
   period                                $10.073        $10.521        $10.418        $10.201        $10.092
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 29             34              7              6              -
HARTFORD ULTRASHORT BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.898         $1.929         $1.960         $1.992         $2.023
  Accumulation Unit Value at end of
   period                                 $1.868         $1.898         $1.929         $1.960         $1.992
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             11,762         18,418         24,443         23,576         33,252
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.859         $1.893         $1.928         $1.963         $1.997
  Accumulation Unit Value at end of
   period                                 $1.826         $1.859         $1.893         $1.928         $1.963
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,381          1,768          2,073          2,121          2,751
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.997         $1.016         $1.035         $1.055         $1.075
  Accumulation Unit Value at end of
   period                                 $0.978         $0.997         $1.016         $1.035         $1.055
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,603          8,439          9,426         12,037         13,533
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.029         $1.051         $1.073         $1.096         $1.118
  Accumulation Unit Value at end of
   period                                 $1.007         $1.029         $1.051         $1.073         $1.096
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,293         12,399         18,315         18,008         26,333
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.029         $1.051         $1.073         $1.096         $1.118
  Accumulation Unit Value at end of
   period                                 $1.007         $1.029         $1.051         $1.073         $1.096
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,293         12,399         18,315         18,008         26,333
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.093         $9.309         $9.530         $9.757         $9.982
  Accumulation Unit Value at end of
   period                                 $8.882         $9.093         $9.309         $9.530         $9.757
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 45             88             67             39             71
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.943         $0.966         $0.990         $1.014         $1.038
  Accumulation Unit Value at end of
   period                                 $0.921         $0.943         $0.966         $0.990         $1.014
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,511          1,993          3,666          9,056         11,144

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.105         $1.081         $1.061         $1.066
  Accumulation Unit Value at end of
   period                                 $1.075         $1.105         $1.081         $1.061
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             46,066         45,368         31,551         13,440
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.101         $1.081         $1.064         $1.071
  Accumulation Unit Value at end of
   period                                 $1.068         $1.101         $1.081         $1.064
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,210          5,303          3,695          1,449
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD ULTRASHORT BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.012         $1.948         $1.891         $1.871
  Accumulation Unit Value at end of
   period                                 $2.023         $2.012         $1.948         $1.891
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             53,528         13,113          6,472          2,184
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.991         $1.931         $1.878         $1.861
  Accumulation Unit Value at end of
   period                                 $1.997         $1.991         $1.931         $1.878
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,276          1,356            896            605
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.072         $1.041         $1.014         $1.005
  Accumulation Unit Value at end of
   period                                 $1.075         $1.072         $1.041         $1.014
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             21,425          4,138          2,832            647
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.118         $1.088         $1.061         $1.054
  Accumulation Unit Value at end of
   period                                 $1.118         $1.118         $1.088         $1.061
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             44,057         19,843          7,990          4,651
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.118         $1.088         $1.061         $1.054
  Accumulation Unit Value at end of
   period                                 $1.118         $1.118         $1.088         $1.061
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             44,057         19,843          7,990          4,651
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.041         $1.016         $0.994         $0.989
  Accumulation Unit Value at end of
   period                                 $1.038         $1.041         $1.016         $0.994
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             15,839          1,595            828            626

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.982         $9.223         $9.471         $9.725         $9.979
  Accumulation Unit Value at end of
   period                                 $8.747         $8.982         $9.223         $9.471         $9.725
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2             26              2              1              -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.428         $1.240         $1.285         $1.139         $0.931
  Accumulation Unit Value at end of
   period                                 $1.854         $1.428         $1.240         $1.285         $1.139
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,240         14,399         22,827         27,148         16,406
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.398         $1.217         $1.264         $1.122         $0.919
  Accumulation Unit Value at end of
   period                                 $1.812         $1.398         $1.217         $1.264         $1.122
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                896          1,168          1,874          2,287          1,184
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.380         $1.203         $1.250         $1.111         $0.911
  Accumulation Unit Value at end of
   period                                 $1.787         $1.380         $1.203         $1.250         $1.111
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,500          3,033          3,997          4,278          2,956
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.352         $1.180         $1.229         $1.095         $0.899
  Accumulation Unit Value at end of
   period                                 $1.747         $1.352         $1.180         $1.229         $1.095
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,699          7,928         10,986         14,837          7,406
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.352         $1.180         $1.229         $1.095         $0.899
  Accumulation Unit Value at end of
   period                                 $1.747         $1.352         $1.180         $1.229         $1.095
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,699          7,928         10,986         14,837          7,406
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.349        $13.432        $14.026        $12.523        $10.308
  Accumulation Unit Value at end of
   period                                $19.782        $15.349        $13.432        $14.026        $12.523
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 76             35             39             28             10
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.327         $1.162         $1.214         $1.085         $0.893
  Accumulation Unit Value at end of
   period                                 $1.710         $1.327         $1.162         $1.214         $1.085
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                889            822            937          1,435            894
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.162        $13.308        $13.939        $12.482        $10.305
  Accumulation Unit Value at end of
   period                                $19.482        $15.162        $13.308        $13.939        $12.482
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11              5              4              3              -
INVESCO V.I. AMERICAN VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.906        $12.937        $13.038        $10.843         $7.917
  Accumulation Unit Value at end of
   period                                $19.647        $14.906        $12.937        $13.038        $10.843
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 99            199            234            302            314

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.433         $1.337         $1.115         $1.037
  Accumulation Unit Value at end of
   period                                 $0.931         $1.433         $1.337         $1.115
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             18,014         10,834          2,201            343
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.418         $1.325         $1.107         $1.031
  Accumulation Unit Value at end of
   period                                 $0.919         $1.418         $1.325         $1.107
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,289            678            202             46
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.407         $1.316         $1.101         $1.026
  Accumulation Unit Value at end of
   period                                 $0.911         $1.407         $1.316         $1.101
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,996          1,873          1,131            206
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.392         $1.304         $1.093         $1.020
  Accumulation Unit Value at end of
   period                                 $0.899         $1.392         $1.304         $1.093
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,652          5,451          2,300            400
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.392         $1.304         $1.093         $1.020
  Accumulation Unit Value at end of
   period                                 $0.899         $1.392         $1.304         $1.093
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,652          5,451          2,300            400
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.387         $1.304         $1.096         $1.025
  Accumulation Unit Value at end of
   period                                 $0.893         $1.387         $1.304         $1.096
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,080          1,039            709            139
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
INVESCO V.I. AMERICAN VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.734        $12.952        $10.911         $9.630
  Accumulation Unit Value at end of
   period                                 $7.917        $13.734        $12.952        $10.911
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                348            325            126             38

28

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.674        $12.761        $12.887        $10.739         $7.857
  Accumulation Unit Value at end of
   period                                $19.303        $14.674        $12.761        $12.887        $10.739
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             16             26             52             54
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.560        $12.674        $12.812        $10.687         $7.827
  Accumulation Unit Value at end of
   period                                $19.133        $14.560        $12.674        $12.812        $10.687
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31             55             68             80             78
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.333        $12.502        $12.663        $10.584         $7.767
  Accumulation Unit Value at end of
   period                                $18.798        $14.333        $12.502        $12.663        $10.584
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 81            102            114            154            178
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.333        $12.502        $12.663        $10.584         $7.767
  Accumulation Unit Value at end of
   period                                $18.798        $14.333        $12.502        $12.663        $10.584
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 81            102            114            154            178
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.292        $16.870        $17.129        $14.353        $10.559
  Accumulation Unit Value at end of
   period                                $25.238        $19.292        $16.870        $17.129        $14.353
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16              8              3              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.000        $12.248        $12.443        $10.431         $7.678
  Accumulation Unit Value at end of
   period                                $18.307        $14.000        $12.248        $12.443        $10.431
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 49             24             21             31             31
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.056        $16.714        $17.022        $14.306        $10.556
  Accumulation Unit Value at end of
   period                                $24.856        $19.056        $16.714        $17.022        $14.306
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              -              -              -              -
INVESCO V.I. COMSTOCK FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.670        $14.243        $14.785        $12.985        $10.276
  Accumulation Unit Value at end of
   period                                $22.255        $16.670        $14.243        $14.785        $12.985
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                327            783          1,031          1,260          1,375
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $16.351        $13.999        $14.560        $12.813        $10.160
  Accumulation Unit Value at end of
   period                                $21.785        $16.351        $13.999        $14.560        $12.813
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 92            139            180            233            296
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.194        $13.878        $14.448        $12.728        $10.102
  Accumulation Unit Value at end of
   period                                $21.554        $16.194        $13.878        $14.448        $12.728
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                139            169            197            214            237
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.883        $13.639        $14.229        $12.559         $9.988
  Accumulation Unit Value at end of
   period                                $21.099        $15.883        $13.639        $14.229        $12.559
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                433            631            835          1,098          1,357

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.656        $12.905        $10.893         $9.627
  Accumulation Unit Value at end of
   period                                 $7.857        $13.656        $12.905        $10.893
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 57             62             37              7
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.617        $12.881        $10.884         $9.625
  Accumulation Unit Value at end of
   period                                 $7.827        $13.617        $12.881        $10.884
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 84            100             71             11
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.540        $12.834        $10.865         $9.622
  Accumulation Unit Value at end of
   period                                 $7.767        $13.540        $12.834        $10.865
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                217            218            144             61
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.540        $12.834        $10.865         $9.622
  Accumulation Unit Value at end of
   period                                 $7.767        $13.540        $12.834        $10.865
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                217            218            144             61
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.425        $12.763        $10.838         $9.617
  Accumulation Unit Value at end of
   period                                 $7.678        $13.425        $12.763        $10.838
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 38             44            129             32
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
INVESCO V.I. COMSTOCK FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.264        $16.920        $14.816        $14.064
  Accumulation Unit Value at end of
   period                                $10.276        $16.264        $16.920        $14.816
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,562          1,751          1,167            329
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $16.113        $16.797        $14.737        $14.008
  Accumulation Unit Value at end of
   period                                $10.160        $16.113        $16.797        $14.737
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                353            404            373            208
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.038        $16.735        $14.698        $13.980
  Accumulation Unit Value at end of
   period                                $10.102        $16.038        $16.735        $14.698
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                262            283            185             32
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.889        $16.613        $14.620        $13.924
  Accumulation Unit Value at end of
   period                                 $9.988        $15.889        $16.613        $14.620
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,541          1,800          1,614            899

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.883        $13.639        $14.229        $12.559         $9.988
  Accumulation Unit Value at end of
   period                                $21.099        $15.883        $13.639        $14.229        $12.559
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                433            631            835          1,098          1,357
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.534        $14.234        $14.886        $13.172        $10.502
  Accumulation Unit Value at end of
   period                                $21.909        $16.534        $14.234        $14.886        $13.172
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 67             33             24             10              1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.445        $13.302        $13.919        $12.323         $9.830
  Accumulation Unit Value at end of
   period                                $20.455        $15.445        $13.302        $13.919        $12.323
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 63             82            106            125            149
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.333        $14.102        $14.793        $13.129        $10.499
  Accumulation Unit Value at end of
   period                                $21.577        $16.333        $14.102        $14.793        $13.129
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              4              3              -              -
INVESCO V.I. GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.675        $14.818        $15.405        $13.953        $11.424
  Accumulation Unit Value at end of
   period                                $21.953        $16.675        $14.818        $15.405        $13.953
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                170            566            695            836            966
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $16.282        $14.498        $15.103        $13.706        $11.244
  Accumulation Unit Value at end of
   period                                $21.393        $16.282        $14.498        $15.103        $13.706
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 36             42             53             89            107
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.126        $14.373        $14.987        $13.615        $11.181
  Accumulation Unit Value at end of
   period                                $21.166        $16.126        $14.373        $14.987        $13.615
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                106            110            127            140            160
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.793        $14.105        $14.737        $13.415        $11.038
  Accumulation Unit Value at end of
   period                                $20.688        $15.793        $14.105        $14.737        $13.415
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                260            350            430            533            644
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.793        $14.105        $14.737        $13.415        $11.038
  Accumulation Unit Value at end of
   period                                $20.688        $15.793        $14.105        $14.737        $13.415
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                260            350            430            533            644
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.670        $13.134        $13.758        $12.554        $10.356
  Accumulation Unit Value at end of
   period                                $19.169        $14.670        $13.134        $13.758        $12.554
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             15             10              4              2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.340        $13.741        $14.400        $13.147        $10.850
  Accumulation Unit Value at end of
   period                                $20.034        $15.340        $13.741        $14.400        $13.147
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             25             31             37             48

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.889        $16.613        $14.620        $13.924
  Accumulation Unit Value at end of
   period                                 $9.988        $15.889        $16.613        $14.620
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,541          1,800          1,614            899
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.683        $16.447        $14.517        $13.854
  Accumulation Unit Value at end of
   period                                 $9.830        $15.683        $16.447        $14.517
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                171            196            171             93
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
INVESCO V.I. GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.123        $16.971        $14.870        $13.596
  Accumulation Unit Value at end of
   period                                $11.424        $17.123        $16.971        $14.870
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,038            956            405             91
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $16.888        $16.772        $14.724        $13.481
  Accumulation Unit Value at end of
   period                                $11.244        $16.888        $16.772        $14.724
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                124            124            106             36
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.809        $16.710        $14.685        $13.454
  Accumulation Unit Value at end of
   period                                $11.181        $16.809        $16.710        $14.685
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                163            142             57              9
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $16.628        $16.563        $14.585        $13.380
  Accumulation Unit Value at end of
   period                                $11.038        $16.628        $16.563        $14.585
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                712            772            617            204
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.628        $16.563        $14.585        $13.380
  Accumulation Unit Value at end of
   period                                $11.038        $16.628        $16.563        $14.585
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                712            772            617            204
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.395        $16.380        $14.467        $13.299
  Accumulation Unit Value at end of
   period                                $10.850        $16.395        $16.380        $14.467
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 61             64             57             23

30

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.491        $13.013        $13.672        $12.513        $10.353
  Accumulation Unit Value at end of
   period                                $18.878        $14.491        $13.013        $13.672        $12.513
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              -              -              -              -
INVESCO V.I. MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.981              -              -              -              -
  Accumulation Unit Value at end of
   period                                 $9.908              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,019              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $9.978              -              -              -              -
  Accumulation Unit Value at end of
   period                                 $9.896              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 34              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.977              -              -              -              -
  Accumulation Unit Value at end of
   period                                 $9.891              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                333              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $9.974              -              -              -              -
  Accumulation Unit Value at end of
   period                                 $9.879              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                231              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.974              -              -              -              -
  Accumulation Unit Value at end of
   period                                 $9.879              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                231              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.971              -              -              -              -
  Accumulation Unit Value at end of
   period                                 $9.864              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 76              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.971              -              -              -              -
  Accumulation Unit Value at end of
   period                                 $9.862              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 78              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.967              -              -              -              -
  Accumulation Unit Value at end of
   period                                 $9.847              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.085        $13.621        $13.260        $11.996         $9.076
  Accumulation Unit Value at end of
   period                                $16.059        $15.085        $13.621        $13.260        $11.996
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                665          1,446          1,605          1,691          1,725

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  ----------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
INVESCO V.I. MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -(a)
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -(a)
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -(a)
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -(a)
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -(a)
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -(a)
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -(a)
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -(a)
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.183        $10.702         $9.946         $9.561
  Accumulation Unit Value at end of
   period                                 $9.076        $11.183        $10.702         $9.946
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,515          1,224            528             82

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.851        $13.436        $13.106        $11.881         $9.006
  Accumulation Unit Value at end of
   period                                $15.778        $14.851        $13.436        $13.106        $11.881
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                107            145            167            167            233
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.735        $13.345        $13.030        $11.824         $8.972
  Accumulation Unit Value at end of
   period                                $15.639        $14.735        $13.345        $13.030        $11.824
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                265            330            320            325            305
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.506        $13.164        $12.878        $11.710         $8.903
  Accumulation Unit Value at end of
   period                                $15.365        $14.506        $13.164        $12.878        $11.710
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                600            765            862          1,035          1,121
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.506        $13.164        $12.878        $11.710         $8.903
  Accumulation Unit Value at end of
   period                                $15.365        $14.506        $13.164        $12.878        $11.710
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                600            765            862          1,035          1,121
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.944        $15.415        $15.119        $13.781        $10.504
  Accumulation Unit Value at end of
   period                                $17.903        $16.944        $15.415        $15.119        $13.781
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                135            105             81             30              8
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.169        $12.896        $12.655        $11.541         $8.801
  Accumulation Unit Value at end of
   period                                $14.963        $14.169        $12.896        $12.655        $11.541
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 64             97             85             73             81
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.738        $15.273        $15.024        $13.736        $10.502
  Accumulation Unit Value at end of
   period                                $17.632        $16.738        $15.273        $15.024        $13.736
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              7              1              1              -
LORD ABBETT CALIBRATED DIVIDEND GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.707        $11.482        $11.644        $10.310         $8.489
  Accumulation Unit Value at end of
   period                                $15.998        $12.707        $11.482        $11.644        $10.310
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                140            114            139            152            182
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.510        $11.326        $11.509        $10.210         $8.424
  Accumulation Unit Value at end of
   period                                $15.718        $12.510        $11.326        $11.509        $10.210
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 29             31             38             36             39
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.412        $11.249        $11.442        $10.161         $8.392
  Accumulation Unit Value at end of
   period                                $15.580        $12.412        $11.249        $11.442        $10.161
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 33             40             45             33             23
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.219        $11.096        $11.310        $10.063         $8.327
  Accumulation Unit Value at end of
   period                                $15.307        $12.219        $11.096        $11.310        $10.063
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 84             80             97            113            129

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.120        $10.662         $9.930         $9.557
  Accumulation Unit Value at end of
   period                                 $9.006        $11.120        $10.662         $9.930
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                174            143            119             74
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.088        $10.643         $9.921         $9.556
  Accumulation Unit Value at end of
   period                                 $8.972        $11.088        $10.643         $9.921
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                303            220             65              7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.026        $10.604         $9.905         $9.552
  Accumulation Unit Value at end of
   period                                 $8.903        $11.026        $10.604         $9.905
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,096            944            552            170
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.026        $10.604         $9.905         $9.552
  Accumulation Unit Value at end of
   period                                 $8.903        $11.026        $10.604         $9.905
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,096            944            552            170
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.932        $10.545         $9.880         $9.547
  Accumulation Unit Value at end of
   period                                 $8.801        $10.932        $10.545         $9.880
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 51             53             28             10
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
LORD ABBETT CALIBRATED DIVIDEND GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.687        $11.511        $10.211         $9.642
  Accumulation Unit Value at end of
   period                                 $8.489        $11.687        $11.511        $10.211
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                169            175             92             32
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.620        $11.469        $10.194         $9.638
  Accumulation Unit Value at end of
   period                                 $8.424        $11.620        $11.469        $10.194
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 36             35             22             15
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.588        $11.448        $10.185         $9.637
  Accumulation Unit Value at end of
   period                                 $8.392        $11.588        $11.448        $10.185
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22             26             12              1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.522        $11.406        $10.168         $9.633
  Accumulation Unit Value at end of
   period                                 $8.327        $11.522        $11.406        $10.168
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                135            168            112             92

32

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.219        $11.096        $11.310        $10.063         $8.327
  Accumulation Unit Value at end of
   period                                $15.307        $12.219        $11.096        $11.310        $10.063
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 84             80             97            113            129
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.128        $13.772        $14.072        $12.553        $10.414
  Accumulation Unit Value at end of
   period                                $18.904        $15.128        $13.772        $14.072        $12.553
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10              7              5              1              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.935        $10.871        $11.113         $9.918         $8.232
  Accumulation Unit Value at end of
   period                                $14.906        $11.935        $10.871        $11.113         $9.918
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10              9             18             21             21
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.944        $13.645        $13.984        $12.512        $10.411
  Accumulation Unit Value at end of
   period                                $18.617        $14.944        $13.645        $13.984        $12.512
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
LORD ABBETT CLASSIC STOCK PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.300        $10.860        $12.014        $10.697         $8.661
  Accumulation Unit Value at end of
   period                                $15.718        $12.300        $10.860        $12.014        $10.697
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 64            204            292            326            321
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.113        $10.716        $11.878        $10.598         $8.598
  Accumulation Unit Value at end of
   period                                $15.448        $12.113        $10.716        $11.878        $10.598
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             19             23             29             47
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.020        $10.645        $11.811        $10.549         $8.566
  Accumulation Unit Value at end of
   period                                $15.315        $12.020        $10.645        $11.811        $10.549
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 54             41             59             51             50
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.837        $10.504        $11.678        $10.451         $8.504
  Accumulation Unit Value at end of
   period                                $15.052        $11.837        $10.504        $11.678        $10.451
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 68             91            137            167            192
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.837        $10.504        $11.678        $10.451         $8.504
  Accumulation Unit Value at end of
   period                                $15.052        $11.837        $10.504        $11.678        $10.451
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 68             91            137            167            192
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.953        $12.412        $13.835        $12.411        $10.124
  Accumulation Unit Value at end of
   period                                $17.698        $13.953        $12.412        $13.835        $12.411
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              7              7              3              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.568        $10.296        $11.481        $10.305         $8.411
  Accumulation Unit Value at end of
   period                                $14.666        $11.568        $10.296        $11.481        $10.305
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             11             14             14             27

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.522        $11.406        $10.168         $9.633
  Accumulation Unit Value at end of
   period                                 $8.327        $11.522        $11.406        $10.168
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                135            168            112             92
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.424        $11.343        $10.142         $9.628
  Accumulation Unit Value at end of
   period                                 $8.232        $11.424        $11.343        $10.142
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28             25             22              9
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
LORD ABBETT CLASSIC STOCK PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.807        $11.758        $10.581        $10.000
  Accumulation Unit Value at end of
   period                                 $8.661        $12.807        $11.758        $10.581
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                411            151             79             16
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.739        $11.719        $10.567        $10.000
  Accumulation Unit Value at end of
   period                                 $8.598        $12.739        $11.719        $10.567
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 39             40             34             17
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.705        $11.700        $10.560        $10.000
  Accumulation Unit Value at end of
   period                                 $8.566        $12.705        $11.700        $10.560
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 39             31             16              4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.637        $11.661        $10.546        $10.000
  Accumulation Unit Value at end of
   period                                 $8.504        $12.637        $11.661        $10.546
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                157            129            118             63
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.637        $11.661        $10.546        $10.000
  Accumulation Unit Value at end of
   period                                 $8.504        $12.637        $11.661        $10.546
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                157            129            118             63
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.537        $11.603        $10.525        $10.000
  Accumulation Unit Value at end of
   period                                 $8.411        $12.537        $11.603        $10.525
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             12             17              5

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.783        $12.297        $13.748        $12.371        $10.122
  Accumulation Unit Value at end of
   period                                $17.430        $13.783        $12.297        $13.748        $12.371
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              -              1              -              -
LORD ABBETT FUNDAMENTAL EQUITY
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.021        $11.965        $12.729        $10.867         $8.765
  Accumulation Unit Value at end of
   period                                $17.396        $13.021        $11.965        $12.729        $10.867
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                639            295            361            392            361
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.818        $11.802        $12.581        $10.762         $8.698
  Accumulation Unit Value at end of
   period                                $17.092        $12.818        $11.802        $12.581        $10.762
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22             42             56             63             78
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.718        $11.722        $12.508        $10.710         $8.665
  Accumulation Unit Value at end of
   period                                $16.941        $12.718        $11.722        $12.508        $10.710
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                265             81             97             65             60
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.520        $11.562        $12.363        $10.607         $8.599
  Accumulation Unit Value at end of
   period                                $16.645        $12.520        $11.562        $12.363        $10.607
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                102            127            154            172            207
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.520        $11.562        $12.363        $10.607         $8.599
  Accumulation Unit Value at end of
   period                                $16.645        $12.520        $11.562        $12.363        $10.607
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                102            127            154            172            207
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.986        $13.874        $14.872        $12.792        $10.396
  Accumulation Unit Value at end of
   period                                $19.873        $14.986        $13.874        $14.872        $12.792
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18             12              6              3              3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.229        $11.328        $12.148        $10.454         $8.500
  Accumulation Unit Value at end of
   period                                $16.209        $12.229        $11.328        $12.148        $10.454
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18             33             40             53             54
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.803        $13.746        $14.779        $12.750        $10.393
  Accumulation Unit Value at end of
   period                                $19.572        $14.803        $13.746        $14.779        $12.750
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              -              -              -              -
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.334         $9.369        $10.136         $8.772         $7.497
  Accumulation Unit Value at end of
   period                                $13.822        $10.334         $9.369        $10.136         $8.772
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,315          3,369          4,105          4,886          5,527

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
LORD ABBETT FUNDAMENTAL EQUITY
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.486        $11.889        $10.538         $9.508
  Accumulation Unit Value at end of
   period                                 $8.765        $12.486        $11.889        $10.538
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                496            414            292             57
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.416        $11.845        $10.520         $9.505
  Accumulation Unit Value at end of
   period                                 $8.698        $12.416        $11.845        $10.520
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 92             83             51             66
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.381        $11.823        $10.511         $9.503
  Accumulation Unit Value at end of
   period                                 $8.665        $12.381        $11.823        $10.511
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 72             81             74             12
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.311        $11.780        $10.493         $9.500
  Accumulation Unit Value at end of
   period                                 $8.599        $12.311        $11.780        $10.493
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                246            266            225            415
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.311        $11.780        $10.493         $9.500
  Accumulation Unit Value at end of
   period                                 $8.599        $12.311        $11.780        $10.493
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                246            266            225            415
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.206        $11.715        $10.467         $9.495
  Accumulation Unit Value at end of
   period                                 $8.500        $12.206        $11.715        $10.467
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 61             58             41             14
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.982        $11.770        $10.198         $9.583
  Accumulation Unit Value at end of
   period                                 $7.497        $11.982        $11.770        $10.198
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,188          5,787          2,448            183

34

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.174         $9.241        $10.018         $8.688         $7.439
  Accumulation Unit Value at end of
   period                                $13.580        $10.174         $9.241        $10.018         $8.688
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                164            201            244            309            355
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.094         $9.178         $9.960         $8.646         $7.411
  Accumulation Unit Value at end of
   period                                $13.460        $10.094         $9.178         $9.960         $8.646
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                587            547            664            727            798
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $9.937         $9.054         $9.844         $8.562         $7.354
  Accumulation Unit Value at end of
   period                                $13.224         $9.937         $9.054         $9.844         $8.562
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                881          1,212          1,569          1,984          2,384
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.937         $9.054         $9.844         $8.562         $7.354
  Accumulation Unit Value at end of
   period                                $13.224         $9.937         $9.054         $9.844         $8.562
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                881          1,212          1,569          1,984          2,384
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.836        $12.637        $13.776        $12.012        $10.343
  Accumulation Unit Value at end of
   period                                $18.367        $13.836        $12.637        $13.776        $12.012
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 99             52             28              5              9
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.706         $8.870         $9.673         $8.439         $7.270
  Accumulation Unit Value at end of
   period                                $12.878         $9.706         $8.870         $9.673         $8.439
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 63             80            111            149            195
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.667        $12.521        $13.689        $11.972        $10.340
  Accumulation Unit Value at end of
   period                                $18.089        $13.667        $12.521        $13.689        $11.972
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              6              6              1              -
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.076         $9.889        $10.189         $9.486         $6.686
  Accumulation Unit Value at end of
   period                                $14.108        $11.076         $9.889        $10.189         $9.486
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                483          1,415          1,965          2,368          2,536
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.904         $9.755        $10.070         $9.394         $6.635
  Accumulation Unit Value at end of
   period                                $13.861        $10.904         $9.755        $10.070         $9.394
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                108            144            193            254            318
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.819         $9.688        $10.012         $9.349         $6.610
  Accumulation Unit Value at end of
   period                                $13.739        $10.819         $9.688        $10.012         $9.349
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                253            296            321            347            397
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.650         $9.557         $9.896         $9.259         $6.559
  Accumulation Unit Value at end of
   period                                $13.498        $10.650         $9.557         $9.896         $9.259
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                603            820          1,050          1,367          1,523

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.914        $11.727        $10.181         $9.580
  Accumulation Unit Value at end of
   period                                 $7.439        $11.914        $11.727        $10.181
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                397            481            349            140
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.880        $11.705        $10.173         $9.578
  Accumulation Unit Value at end of
   period                                 $7.411        $11.880        $11.705        $10.173
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                857            863            571             51
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.813        $11.662        $10.156         $9.575
  Accumulation Unit Value at end of
   period                                 $7.354        $11.813        $11.662        $10.156
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,728          2,959          2,056            550
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.813        $11.662        $10.156         $9.575
  Accumulation Unit Value at end of
   period                                 $7.354        $11.813        $11.662        $10.156
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,728          2,959          2,056            550
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.713        $11.598        $10.130         $9.570
  Accumulation Unit Value at end of
   period                                 $7.270        $11.713        $11.598        $10.130
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                207            205            179             68
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.504        $11.159        $10.530         $9.696
  Accumulation Unit Value at end of
   period                                 $6.686        $12.504        $11.159        $10.530
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,816          2,064            973            216
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.433        $11.118        $10.512         $9.693
  Accumulation Unit Value at end of
   period                                 $6.635        $12.433        $11.118        $10.512
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                356            328            283            134
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.398        $11.097        $10.504         $9.691
  Accumulation Unit Value at end of
   period                                 $6.610        $12.398        $11.097        $10.504
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                418            254            151             30
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.328        $11.057        $10.486         $9.688
  Accumulation Unit Value at end of
   period                                 $6.559        $12.328        $11.057        $10.486
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,718          1,409          1,133            542

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.650         $9.557         $9.896         $9.259         $6.559
  Accumulation Unit Value at end of
   period                                $13.498        $10.650         $9.557         $9.896         $9.259
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                603            820          1,050          1,367          1,523
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.501        $14.844        $15.409        $14.454        $10.265
  Accumulation Unit Value at end of
   period                                $20.862        $16.501        $14.844        $15.409        $14.454
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 56             34             22             11              4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.403         $9.363         $9.724         $9.126         $6.484
  Accumulation Unit Value at end of
   period                                $13.145        $10.403         $9.363         $9.724         $9.126
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 93            114            153            190            210
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.300        $14.707        $15.313        $14.407        $10.262
  Accumulation Unit Value at end of
   period                                $20.546        $16.300        $14.707        $15.313        $14.407
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             10             10              3              1
OPPENHEIMER DISCOVERY MID CAP GROWTH
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.764         $9.415         $9.488         $7.582         $5.825
  Accumulation Unit Value at end of
   period                                $14.367        $10.764         $9.415         $9.488         $7.582
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 63            165            186            143            111
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.597         $9.288         $9.378         $7.509         $5.780
  Accumulation Unit Value at end of
   period                                $14.116        $10.597         $9.288         $9.378         $7.509
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32             41             48             31             33
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.514         $9.224         $9.323         $7.472         $5.758
  Accumulation Unit Value at end of
   period                                $13.991        $10.514         $9.224         $9.323         $7.472
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31            136            186            102             16
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.350         $9.099         $9.215         $7.400         $5.714
  Accumulation Unit Value at end of
   period                                $13.746        $10.350         $9.099         $9.215         $7.400
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 36             67             81             83             56
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.350         $9.099         $9.215         $7.400         $5.714
  Accumulation Unit Value at end of
   period                                $13.746        $10.350         $9.099         $9.215         $7.400
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 36             67             81             83             56
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.568        $16.364        $16.614        $13.376        $10.354
  Accumulation Unit Value at end of
   period                                $24.599        $18.568        $16.364        $16.614        $13.376
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13              5              1              6              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.110         $8.914         $9.055         $7.294         $5.649
  Accumulation Unit Value at end of
   period                                $13.387        $10.110         $8.914         $9.055         $7.294
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             12             18             13             11

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.328        $11.057        $10.486         $9.688
  Accumulation Unit Value at end of
   period                                 $6.559        $12.328        $11.057        $10.486
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,718          1,409          1,133            542
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.223        $10.996        $10.460         $9.683
  Accumulation Unit Value at end of
   period                                 $6.484        $12.223        $10.996        $10.460
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                234            220            186            104
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
OPPENHEIMER DISCOVERY MID CAP GROWTH
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.654        $11.168        $11.049         $9.483
  Accumulation Unit Value at end of
   period                                 $5.825        $11.654        $11.168        $11.049
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                109             91             49              5
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.588        $11.127        $11.031         $9.480
  Accumulation Unit Value at end of
   period                                 $5.780        $11.588        $11.127        $11.031
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31             29             23              8
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.555        $11.106        $11.022         $9.478
  Accumulation Unit Value at end of
   period                                 $5.758        $11.555        $11.106        $11.022
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             15              6              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.490        $11.065        $11.003         $9.475
  Accumulation Unit Value at end of
   period                                 $5.714        $11.490        $11.065        $11.003
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 66             62             48             19
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.490        $11.065        $11.003         $9.475
  Accumulation Unit Value at end of
   period                                 $5.714        $11.490        $11.065        $11.003
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 66             62             48             19
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.392        $11.005        $10.975         $9.470
  Accumulation Unit Value at end of
   period                                 $5.649        $11.392        $11.005        $10.975
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             12              8              2

36

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.342        $16.213        $16.510        $13.332        $10.351
  Accumulation Unit Value at end of
   period                                $24.226        $18.342        $16.213        $16.510        $13.332
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              -              1              -              -
OPPENHEIMER GLOBAL FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.561        $11.392        $12.655        $11.114         $8.104
  Accumulation Unit Value at end of
   period                                $16.948        $13.561        $11.392        $12.655        $11.114
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,218          3,769          4,674          5,688          6,438
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.350        $11.238        $12.508        $11.007         $8.042
  Accumulation Unit Value at end of
   period                                $16.651        $13.350        $11.238        $12.508        $11.007
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                146            198            297            408            487
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.245        $11.161        $12.435        $10.954         $8.011
  Accumulation Unit Value at end of
   period                                $16.504        $13.245        $11.161        $12.435        $10.954
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                559            638            732            747            813
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.039        $11.009        $12.291        $10.848         $7.950
  Accumulation Unit Value at end of
   period                                $16.215        $13.039        $11.009        $12.291        $10.848
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,117          1,696          2,207          2,850          3,440
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.039        $11.009        $12.291        $10.848         $7.950
  Accumulation Unit Value at end of
   period                                $16.215        $13.039        $11.009        $12.291        $10.848
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,117          1,696          2,207          2,850          3,440
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.292        $14.636        $16.381        $14.495        $10.648
  Accumulation Unit Value at end of
   period                                $21.450        $17.292        $14.636        $16.381        $14.495
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                198             78             52             17             10
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.736        $10.786        $12.078        $10.692         $7.859
  Accumulation Unit Value at end of
   period                                $15.791        $12.736        $10.786        $12.078        $10.692
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 81             99            151            213            243
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.081        $14.501        $16.279        $14.447        $10.646
  Accumulation Unit Value at end of
   period                                $21.125        $17.081        $14.501        $16.279        $14.447
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10              4              3              -              -
OPPENHEIMER MAIN STREET FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.766        $10.252        $10.451         $9.168         $7.278
  Accumulation Unit Value at end of
   period                                $15.219        $11.766        $10.252        $10.451         $9.168
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 99            206            222            247            283

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
OPPENHEIMER GLOBAL FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.801        $13.219        $11.445         $9.607
  Accumulation Unit Value at end of
   period                                 $8.104        $13.801        $13.219        $11.445
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,095          6,504          3,030            344
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.723        $13.171        $11.426         $9.604
  Accumulation Unit Value at end of
   period                                 $8.042        $13.723        $13.171        $11.426
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                563            635            500            198
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.684        $13.147        $11.417         $9.602
  Accumulation Unit Value at end of
   period                                 $8.011        $13.684        $13.147        $11.417
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                856            874            497             50
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.606        $13.098        $11.397         $9.599
  Accumulation Unit Value at end of
   period                                 $7.950        $13.606        $13.098        $11.397
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,890          4,104          2,945            833
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.606        $13.098        $11.397         $9.599
  Accumulation Unit Value at end of
   period                                 $7.950        $13.606        $13.098        $11.397
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,890          4,104          2,945            833
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.491        $13.026        $11.369         $9.594
  Accumulation Unit Value at end of
   period                                 $7.859        $13.491        $13.026        $11.369
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                253            274            207             97
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
OPPENHEIMER MAIN STREET FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.051        $11.757        $10.410         $9.592
  Accumulation Unit Value at end of
   period                                 $7.278        $12.051        $11.757        $10.410
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                403            439            202             35

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.582        $10.113        $10.329         $9.080         $7.223
  Accumulation Unit Value at end of
   period                                $14.953        $11.582        $10.113        $10.329         $9.080
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             23             19             27             37
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.492        $10.044        $10.269         $9.036         $7.195
  Accumulation Unit Value at end of
   period                                $14.821        $11.492        $10.044        $10.269         $9.036
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 30             41             36             35             38
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.313         $9.908        $10.150         $8.949         $7.140
  Accumulation Unit Value at end of
   period                                $14.561        $11.313         $9.908        $10.150         $8.949
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 46             82            101            132            144
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.313         $9.908        $10.150         $8.949         $7.140
  Accumulation Unit Value at end of
   period                                $14.561        $11.313         $9.908        $10.150         $8.949
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 46             82            101            132            144
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.321        $14.329        $14.716        $13.007        $10.404
  Accumulation Unit Value at end of
   period                                $20.954        $16.321        $14.329        $14.716        $13.007
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17              8              2              1              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.050         $9.707         $9.974         $8.820         $7.058
  Accumulation Unit Value at end of
   period                                $14.180        $11.050         $9.707         $9.974         $8.820
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             25             24             42             46
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.122        $14.197        $14.624        $12.965        $10.401
  Accumulation Unit Value at end of
   period                                $20.637        $16.122        $14.197        $14.624        $12.965
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
OPPENHEIMER MAIN STREET SMALL CAP
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.209        $11.406        $11.873         $9.804         $7.278
  Accumulation Unit Value at end of
   period                                $18.280        $13.209        $11.406        $11.873         $9.804
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                756          1,690          2,651          3,047          3,405
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.003        $11.251        $11.735         $9.710         $7.222
  Accumulation Unit Value at end of
   period                                $17.960        $13.003        $11.251        $11.735         $9.710
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                127            201            299            395            494
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.902        $11.175        $11.667         $9.663         $7.194
  Accumulation Unit Value at end of
   period                                $17.802        $12.902        $11.175        $11.667         $9.663
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                356            370            382            400            438
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.701        $11.023        $11.532         $9.570         $7.139
  Accumulation Unit Value at end of
   period                                $17.490        $12.701        $11.023        $11.532         $9.570
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                698          1,195          1,675          2,125          2,551

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.982        $11.714        $10.393         $9.589
  Accumulation Unit Value at end of
   period                                 $7.223        $11.982        $11.714        $10.393
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 41             43             35             12
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.948        $11.692        $10.384         $9.587
  Accumulation Unit Value at end of
   period                                 $7.195        $11.948        $11.692        $10.384
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 40             47             33              5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.881        $11.649        $10.366         $9.584
  Accumulation Unit Value at end of
   period                                 $7.140        $11.881        $11.649        $10.366
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                191            211            210             95
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.881        $11.649        $10.366         $9.584
  Accumulation Unit Value at end of
   period                                 $7.140        $11.881        $11.649        $10.366
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                191            211            210             95
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.780        $11.585        $10.340         $9.579
  Accumulation Unit Value at end of
   period                                 $7.058        $11.780        $11.585        $10.340
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 55             40             27             14
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
OPPENHEIMER MAIN STREET SMALL CAP
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.929        $12.292        $10.893         $9.300
  Accumulation Unit Value at end of
   period                                 $7.278        $11.929        $12.292        $10.893
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,795          3,542          2,022            320
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.861        $12.247        $10.875         $9.297
  Accumulation Unit Value at end of
   period                                 $7.222        $11.861        $12.247        $10.875
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                575            588            522            180
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.827        $12.224        $10.866         $9.295
  Accumulation Unit Value at end of
   period                                 $7.194        $11.827        $12.224        $10.866
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                499            473            313             39
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.760        $12.179        $10.848         $9.292
  Accumulation Unit Value at end of
   period                                 $7.139        $11.760        $12.179        $10.848
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,834          2,792          2,402            793

38

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.701        $11.023        $11.532         $9.570         $7.139
  Accumulation Unit Value at end of
   period                                $17.490        $12.701        $11.023        $11.532         $9.570
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                698          1,195          1,675          2,125          2,551
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.019        $16.547        $17.354        $14.438        $10.798
  Accumulation Unit Value at end of
   period                                $26.125        $19.019        $16.547        $17.354        $14.438
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                149             45             40             14              2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.406        $10.799        $11.331         $9.432         $7.058
  Accumulation Unit Value at end of
   period                                $17.033        $12.406        $10.799        $11.331         $9.432
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                100            143            192            243            278
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.787        $16.394        $17.245        $14.391        $10.795
  Accumulation Unit Value at end of
   period                                $25.729        $18.787        $16.394        $17.245        $14.391
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              6              4              1              -
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $21.863        $19.920        $20.903        $18.852        $12.330
  Accumulation Unit Value at end of
   period                                $23.197        $21.863        $19.920        $20.903        $18.852
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                343          1,506          1,049          1,271          1,667
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $16.872        $15.403        $16.196        $14.636         $9.592
  Accumulation Unit Value at end of
   period                                $17.866        $16.872        $15.403        $16.196        $14.636
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 84             95            117            153            159
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.085        $15.613        $16.433        $14.865         $9.752
  Accumulation Unit Value at end of
   period                                $18.073        $17.085        $15.613        $16.433        $14.865
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                148            242            258            252            322
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $20.753        $19.004        $20.042        $18.165        $11.940
  Accumulation Unit Value at end of
   period                                $21.910        $20.753        $19.004        $20.042        $18.165
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                306            373            479            597            684
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.753        $19.004        $20.042        $18.165        $11.940
  Accumulation Unit Value at end of
   period                                $21.910        $20.753        $19.004        $20.042        $18.165
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                306            373            479            597            684
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.960        $16.487        $17.431        $15.838        $10.437
  Accumulation Unit Value at end of
   period                                $18.913        $17.960        $16.487        $17.431        $15.838
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 48             34             20             10              1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.174        $14.855        $15.714        $14.285         $9.418
  Accumulation Unit Value at end of
   period                                $17.025        $16.174        $14.855        $15.714        $14.285
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             28             31             36             48

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.760        $12.179        $10.848         $9.292
  Accumulation Unit Value at end of
   period                                 $7.139        $11.760        $12.179        $10.848
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,834          2,792          2,402            793
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.661        $12.113        $10.821         $9.287
  Accumulation Unit Value at end of
   period                                 $7.058        $11.661        $12.113        $10.821
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                314            325            264             85
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.109        $17.671        $16.893        $16.626
  Accumulation Unit Value at end of
   period                                $12.330        $18.109        $17.671        $16.893
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                939            917            366             90
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.116        $13.802        $13.221        $13.029
  Accumulation Unit Value at end of
   period                                 $9.592        $14.116        $13.802        $13.221
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                120            121            100             36
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.366        $14.060        $13.481        $13.295
  Accumulation Unit Value at end of
   period                                 $9.752        $14.366        $14.060        $13.481
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                188            167             49             13
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $17.625        $17.285        $16.607        $16.399
  Accumulation Unit Value at end of
   period                                $11.940        $17.625        $17.285        $16.607
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                566            528            342            147
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.625        $17.285        $16.607        $16.399
  Accumulation Unit Value at end of
   period                                $11.940        $17.625        $17.285        $16.607
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                566            528            342            147
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.944        $13.716        $13.218        $13.078
  Accumulation Unit Value at end of
   period                                 $9.418        $13.944        $13.716        $13.218
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25             22             17             14

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.741        $16.334        $17.322        $15.786        $10.434
  Accumulation Unit Value at end of
   period                                $18.627        $17.741        $16.334        $17.322        $15.786
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              2              2              2              1
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.086        $14.553        $14.509        $13.092        $10.438
  Accumulation Unit Value at end of
   period                                $22.266        $17.086        $14.553        $14.509        $13.092
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                144            178            183            186            171
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $16.947        $14.463        $14.448        $13.063        $10.436
  Accumulation Unit Value at end of
   period                                $22.040        $16.947        $14.463        $14.448        $13.063
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             14             18             34             34
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.878        $14.418        $14.418        $13.049        $10.435
  Accumulation Unit Value at end of
   period                                $21.928        $16.878        $14.418        $14.418        $13.049
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                143             93             61             15             14
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $16.740        $14.329        $14.357        $13.021        $10.433
  Accumulation Unit Value at end of
   period                                $21.706        $16.740        $14.329        $14.357        $13.021
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 60             75             88             92            104
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.740        $14.329        $14.357        $13.021        $10.433
  Accumulation Unit Value at end of
   period                                $21.706        $16.740        $14.329        $14.357        $13.021
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 60             75             88             92            104
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.570        $14.219        $14.282        $12.985        $10.430
  Accumulation Unit Value at end of
   period                                $21.431        $16.570        $14.219        $14.282        $12.985
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             10              5              1              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.536        $14.197        $14.267        $12.978        $10.430
  Accumulation Unit Value at end of
   period                                $21.377        $16.536        $14.197        $14.267        $12.978
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             15             20             21             24
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.367        $14.087        $14.193        $12.942        $10.427
  Accumulation Unit Value at end of
   period                                $21.106        $16.367        $14.087        $14.193        $12.942
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              -              -              -              -
PUTNAM VT GEORGE PUTNAM BALANCED FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.699        $10.564        $10.445         $9.577         $7.746
  Accumulation Unit Value at end of
   period                                $13.597        $11.699        $10.564        $10.445         $9.577
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                137            292            358            378            406

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
PUTNAM VT GEORGE PUTNAM BALANCED FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.278        $13.365        $12.134        $11.639
  Accumulation Unit Value at end of
   period                                 $7.746        $13.278        $13.365        $12.134
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                474            515            210             41

40

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.187        $11.026        $10.924        $10.036         $8.134
  Accumulation Unit Value at end of
   period                                $14.135        $12.187        $11.026        $10.924        $10.036
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 33             45             61             46             46
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.005         $9.967         $9.884         $9.090         $7.374
  Accumulation Unit Value at end of
   period                                $12.752        $11.005         $9.967         $9.884         $9.090
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 35             40             35             44             46
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.105        $10.078        $10.014         $9.228         $7.501
  Accumulation Unit Value at end of
   period                                $12.842        $11.105        $10.078        $10.014         $9.228
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 58             75             92            126            141
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.105        $10.078        $10.014         $9.228         $7.501
  Accumulation Unit Value at end of
   period                                $12.842        $11.105        $10.078        $10.014         $9.228
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 58             75             92            126            141
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.155        $13.787        $13.735        $12.688        $10.340
  Accumulation Unit Value at end of
   period                                $17.482        $15.155        $13.787        $13.735        $12.688
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.419         $9.483         $9.452         $8.735         $7.122
  Accumulation Unit Value at end of
   period                                $12.012        $10.419         $9.483         $9.452         $8.735
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             20             28             22             48
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.970        $13.660        $13.649        $12.646        $10.337
  Accumulation Unit Value at end of
   period                                $17.217        $14.970        $13.660        $13.649        $12.646
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $40.082        $35.664        $36.392        $32.243        $24.232
  Accumulation Unit Value at end of
   period                                $47.135        $40.082        $35.664        $36.392        $32.243
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 58            149            147            162            151
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.955        $10.659        $10.898         $9.675         $7.286
  Accumulation Unit Value at end of
   period                                $14.031        $11.955        $10.659        $10.898         $9.675
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             38             62             72             62
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.378        $11.047        $11.306        $10.047         $7.573
  Accumulation Unit Value at end of
   period                                $14.512        $12.378        $11.047        $11.306        $10.047
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 43             51             99            104            106
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $38.047        $34.024        $34.892        $31.068        $23.466
  Accumulation Unit Value at end of
   period                                $44.519        $38.047        $34.024        $34.892        $31.068
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 38             56             56             58             67

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.971        $14.090        $12.818        $12.311
  Accumulation Unit Value at end of
   period                                 $8.134        $13.971        $14.090        $12.818
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 69            152             66             11
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.680        $12.801        $11.657        $11.203
  Accumulation Unit Value at end of
   period                                 $7.374        $12.680        $12.801        $11.657
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 55             50             24              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.924        $13.073        $11.929        $11.480
  Accumulation Unit Value at end of
   period                                 $7.501        $12.924        $13.073        $11.929
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                153            480            320             56
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.924        $13.073        $11.929        $11.480
  Accumulation Unit Value at end of
   period                                 $7.501        $12.924        $13.073        $11.929
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                153            480            320             56
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.307        $12.487        $11.428        $11.020
  Accumulation Unit Value at end of
   period                                 $7.122        $12.307        $12.487        $11.428
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 54             61             73             10
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $36.928        $36.452        $32.820        $30.837
  Accumulation Unit Value at end of
   period                                $24.232        $36.928        $36.452        $32.820
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                171            164             85             18
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.125        $11.004         $9.927         $9.340
  Accumulation Unit Value at end of
   period                                 $7.286        $11.125        $11.004         $9.927
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 46             43             24              2
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.576        $11.462        $10.351         $9.744
  Accumulation Unit Value at end of
   period                                 $7.573        $11.576        $11.462        $10.351
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 89             36             11              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $35.941        $35.656        $32.264        $30.415
  Accumulation Unit Value at end of
   period                                $23.466        $35.941        $35.656        $32.264
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 65             66             50             14

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $38.047        $34.024        $34.892        $31.068        $23.466
  Accumulation Unit Value at end of
   period                                $44.519        $38.047        $34.024        $34.892        $31.068
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 38             56             56             58             67
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.770        $15.034        $15.457        $13.797        $10.447
  Accumulation Unit Value at end of
   period                                $19.574        $16.770        $15.034        $15.457        $13.797
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26              7              -              1              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.718        $10.510        $10.811         $9.655         $7.314
  Accumulation Unit Value at end of
   period                                $13.670        $11.718        $10.510        $10.811         $9.655
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             22             22             25             30
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.566        $14.895        $15.360        $13.752        $10.444
  Accumulation Unit Value at end of
   period                                $19.277        $16.566        $14.895        $15.360        $13.752
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              -              -              -              -
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $51.031        $43.524        $46.379        $41.203        $32.252
  Accumulation Unit Value at end of
   period                                $68.139        $51.031        $43.524        $46.379        $41.203
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             25             33             37             39
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.239        $10.460        $11.168         $9.941         $7.797
  Accumulation Unit Value at end of
   period                                $16.310        $12.239        $10.460        $11.168         $9.941
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             21             21             21             20
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.796         $9.236         $9.871         $8.796         $6.906
  Accumulation Unit Value at end of
   period                                $14.372        $10.796         $9.236         $9.871         $8.796
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 41             36             32             40             39
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $48.440        $41.521        $44.467        $39.702        $31.233
  Accumulation Unit Value at end of
   period                                $64.357        $48.440        $41.521        $44.467        $39.702
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             14             16             17             21
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $48.440        $41.521        $44.467        $39.702        $31.233
  Accumulation Unit Value at end of
   period                                $64.357        $48.440        $41.521        $44.467        $39.702
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             14             16             17             21
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.746        $13.531        $14.527        $13.003        $10.255
  Accumulation Unit Value at end of
   period                                $20.867        $15.746        $13.531        $14.527        $13.003
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.220         $8.787         $9.439         $8.453         $6.670
  Accumulation Unit Value at end of
   period                                $13.538        $10.220         $8.787         $9.439         $8.453
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8             12             12             16             16

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $35.941        $35.656        $32.264        $30.415
  Accumulation Unit Value at end of
   period                                $23.466        $35.941        $35.656        $32.264
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 65             66             50             14
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.237        $11.181        $10.148         $9.585
  Accumulation Unit Value at end of
   period                                 $7.314        $11.237        $11.181        $10.148
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 47             45             55             32
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $53.461        $57.815        $50.684        $47.143
  Accumulation Unit Value at end of
   period                                $32.252        $53.461        $57.815        $50.684
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 41             37             18              4
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.951        $14.034        $12.327        $11.482
  Accumulation Unit Value at end of
   period                                 $7.797        $12.951        $14.034        $12.327
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             21             19              6
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.481        $12.454        $10.950        $10.206
  Accumulation Unit Value at end of
   period                                 $6.906        $11.481        $12.454        $10.950
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 40             37             17              2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $52.033        $56.552        $49.825        $46.499
  Accumulation Unit Value at end of
   period                                $31.233        $52.033        $56.552        $49.825
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22             27             22             10
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $52.033        $56.552        $49.825        $46.499
  Accumulation Unit Value at end of
   period                                $31.233        $52.033        $56.552        $49.825
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22             27             22             10
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.145        $12.149        $10.736        $10.039
  Accumulation Unit Value at end of
   period                                 $6.670        $11.145        $12.149        $10.736
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             21             22             14

42

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.553        $13.405        $14.436        $12.960        $10.252
  Accumulation Unit Value at end of
   period                                $20.551        $15.553        $13.405        $14.436        $12.960
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              -              -              -              -
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.392        $15.329        $18.752        $17.318        $14.119
  Accumulation Unit Value at end of
   period                                $23.181        $18.392        $15.329        $18.752        $17.318
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                372            961          1,218          1,316          1,424
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $7.819         $6.530         $8.004         $7.407         $6.051
  Accumulation Unit Value at end of
   period                                 $9.836         $7.819         $6.530         $8.004         $7.407
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                257            373            470            505            602
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.689         $8.100         $9.939         $9.206         $7.528
  Accumulation Unit Value at end of
   period                                $12.176         $9.689         $8.100         $9.939         $9.206
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                275            336            400            380            403
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $17.458        $14.624        $17.979        $16.687        $13.673
  Accumulation Unit Value at end of
   period                                $21.894        $17.458        $14.624        $17.979        $16.687
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                481            693            882          1,001          1,163
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.458        $14.624        $17.979        $16.687        $13.673
  Accumulation Unit Value at end of
   period                                $21.894        $17.458        $14.624        $17.979        $16.687
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                481            693            882          1,001          1,163
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.509        $11.344        $13.982        $13.010        $10.687
  Accumulation Unit Value at end of
   period                                $16.900        $13.509        $11.344        $13.982        $13.010
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 84             35             29              8              1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.173         $7.706         $9.503         $8.847         $7.271
  Accumulation Unit Value at end of
   period                                $11.469         $9.173         $7.706         $9.503         $8.847
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                136            195            238            254            283
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.344        $11.239        $13.894        $12.967        $10.684
  Accumulation Unit Value at end of
   period                                $16.643        $13.344        $11.239        $13.894        $12.967
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12              7              7              1              -
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.890         $5.752         $6.780         $6.431         $5.178
  Accumulation Unit Value at end of
   period                                 $8.287         $6.890         $5.752         $6.780         $6.431
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                773             28             19             15             14

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $25.598        $24.003        $19.096        $16.749
  Accumulation Unit Value at end of
   period                                $14.119        $25.598        $24.003        $19.096
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,619          1,496            970            222
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.992        $10.328         $8.233         $7.231
  Accumulation Unit Value at end of
   period                                 $6.051        $10.992        $10.328         $8.233
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                728            692            658            324
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.690        $12.875        $10.274         $9.029
  Accumulation Unit Value at end of
   period                                 $7.528        $13.690        $12.875        $10.274
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                488            468            337             49
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $24.914        $23.478        $18.773        $16.520
  Accumulation Unit Value at end of
   period                                $13.673        $24.914        $23.478        $18.773
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,346          1,317          1,177            552
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $24.914        $23.478        $18.773        $16.520
  Accumulation Unit Value at end of
   period                                $13.673        $24.914        $23.478        $18.773
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,346          1,317          1,177            552
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.288        $12.560        $10.073         $8.882
  Accumulation Unit Value at end of
   period                                 $7.271        $13.288        $12.560        $10.073
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                327            322            283            140
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.748         $9.864              -              -
  Accumulation Unit Value at end of
   period                                 $5.178         $9.748              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21              1              -              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $6.817         $5.703         $6.735         $6.401         $5.165
  Accumulation Unit Value at end of
   period                                 $8.183         $6.817         $5.703         $6.735         $6.401
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              2              3              3              5
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $6.781         $5.679         $6.713         $6.387         $5.158
  Accumulation Unit Value at end of
   period                                 $8.132         $6.781         $5.679         $6.713         $6.387
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                134             18             15             13             11
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $6.710         $5.630         $6.669         $6.358         $5.145
  Accumulation Unit Value at end of
   period                                 $8.030         $6.710         $5.630         $6.669         $6.358
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             15             32             31              9
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.710         $5.630         $6.669         $6.358         $5.145
  Accumulation Unit Value at end of
   period                                 $8.030         $6.710         $5.630         $6.669         $6.358
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             15             32             31              9
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.874        $11.670        $13.858        $13.244        $10.745
  Accumulation Unit Value at end of
   period                                $16.562        $13.874        $11.670        $13.858        $13.244
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              1              1              1              1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.605         $5.559         $6.604         $6.314         $5.125
  Accumulation Unit Value at end of
   period                                 $7.880         $6.605         $5.559         $6.604         $6.314
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              5              5              6              6
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.704        $11.563        $13.772        $13.201        $10.742
  Accumulation Unit Value at end of
   period                                $16.310        $13.704        $11.563        $13.772        $13.201
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.866         $8.581         $8.716         $7.774         $6.038
  Accumulation Unit Value at end of
   period                                $13.120         $9.866         $8.581         $8.716         $7.774
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                405          1,259          2,028          2,342          2,234
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $6.731         $5.866         $5.970         $5.336         $4.153
  Accumulation Unit Value at end of
   period                                 $8.933         $6.731         $5.866         $5.970         $5.336
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 71            107            157            194            212
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.206         $6.286         $6.404         $5.729         $4.463
  Accumulation Unit Value at end of
   period                                 $9.554         $7.206         $6.286         $6.404         $5.729
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                212            279            352            407            472
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $9.366         $8.186         $8.357         $7.491         $5.848
  Accumulation Unit Value at end of
   period                                $12.392         $9.366         $8.186         $8.357         $7.491
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                394            522            717            890            934

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $9.743         $9.861              -              -
  Accumulation Unit Value at end of
   period                                 $5.165         $9.743              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.740         $9.860              -              -
  Accumulation Unit Value at end of
   period                                 $5.158         $9.740              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10              8              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $9.735         $9.857              -              -
  Accumulation Unit Value at end of
   period                                 $5.145         $9.735              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              1              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.735         $9.857              -              -
  Accumulation Unit Value at end of
   period                                 $5.145         $9.735              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              1              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.726         $9.853              -              -
  Accumulation Unit Value at end of
   period                                 $5.125         $9.726              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.150        $10.876         $9.700         $8.601
  Accumulation Unit Value at end of
   period                                 $6.038        $10.150        $10.876         $9.700
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,480          1,194            207             14
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $6.994         $7.509         $6.711         $5.958
  Accumulation Unit Value at end of
   period                                 $4.153         $6.994         $7.509         $6.711
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                240            139             47             11
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.525         $8.087         $7.235         $6.428
  Accumulation Unit Value at end of
   period                                 $4.463         $7.525         $8.087         $7.235
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                486            153              6              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $9.879        $10.638         $9.535         $8.483
  Accumulation Unit Value at end of
   period                                 $5.848         $9.879        $10.638         $9.535
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,086            525            105             24

44

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.366         $8.186         $8.357         $7.491         $5.848
  Accumulation Unit Value at end of
   period                                $12.392         $9.366         $8.186         $8.357         $7.491
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                394            522            717            890            934
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.145        $14.148        $14.479        $13.011        $10.182
  Accumulation Unit Value at end of
   period                                $21.310        $16.145        $14.148        $14.479        $13.011
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             11             11             10              6
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.822         $5.981         $6.124         $5.506         $4.311
  Accumulation Unit Value at end of
   period                                 $8.999         $6.822         $5.981         $6.124         $5.506
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 55             77            103            108            119
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.948        $14.017        $14.388        $12.969        $10.179
  Accumulation Unit Value at end of
   period                                $20.987        $15.948        $14.017        $14.388        $12.969
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              3              3              3              -
PUTNAM VT MULTI-CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.286        $11.562        $12.378        $10.727              -
  Accumulation Unit Value at end of
   period                                $17.840        $13.286        $11.562        $12.378              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                421             31             40             51              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.224        $11.531        $12.369        $10.726              -
  Accumulation Unit Value at end of
   period                                $17.721        $13.224        $11.531        $12.369              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8             16             20             22              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.193        $11.516        $12.365        $10.725              -
  Accumulation Unit Value at end of
   period                                $17.661        $13.193        $11.516        $12.365              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 81              6              5             10              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.131        $11.485        $12.357        $10.723              -
  Accumulation Unit Value at end of
   period                                $17.544        $13.131        $11.485        $12.357              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             13             15             24              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.131        $11.485        $12.357        $10.723              -
  Accumulation Unit Value at end of
   period                                $17.544        $13.131        $11.485        $12.357              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             13             15             24              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.054        $11.446        $12.346        $10.721              -
  Accumulation Unit Value at end of
   period                                $17.398        $13.054        $11.446        $12.346              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.039        $11.438        $12.344        $10.721              -
  Accumulation Unit Value at end of
   period                                $17.369        $13.039        $11.438        $12.344              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              8              6             12              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.879        $10.638         $9.535         $8.483
  Accumulation Unit Value at end of
   period                                 $5.848         $9.879        $10.638         $9.535
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,086            525            105             24
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.304         $7.890         $7.093         $6.323
  Accumulation Unit Value at end of
   period                                 $4.311         $7.304         $7.890         $7.093
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                129             75             17             14
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
PUTNAM VT MULTI-CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.963        $11.400        $12.333        $10.719              -
  Accumulation Unit Value at end of
   period                                $17.224        $12.963        $11.400        $12.333              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $23.365        $20.208        $21.552        $17.383        $13.429
  Accumulation Unit Value at end of
   period                                $32.101        $23.365        $20.208        $21.552        $17.383
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                179            707            653            831            961
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $21.413        $18.557        $19.832        $16.027        $12.406
  Accumulation Unit Value at end of
   period                                $29.362        $21.413        $18.557        $19.832        $16.027
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 57             99            110            145            183
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $20.316        $17.624        $18.853        $15.251        $11.818
  Accumulation Unit Value at end of
   period                                $27.829        $20.316        $17.624        $18.853        $15.251
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                108            123            133            135            131
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $22.178        $19.278        $20.664        $16.750        $13.005
  Accumulation Unit Value at end of
   period                                $30.320        $22.178        $19.278        $20.664        $16.750
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                298            484            521            681            829
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $22.178        $19.278        $20.664        $16.750        $13.005
  Accumulation Unit Value at end of
   period                                $30.320        $22.178        $19.278        $20.664        $16.750
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                298            484            521            681            829
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.075        $15.751        $16.925        $13.754        $10.705
  Accumulation Unit Value at end of
   period                                $24.649        $18.075        $15.751        $16.925        $13.754
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 76             33             18              7              1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.233        $16.767        $18.027        $14.656        $11.414
  Accumulation Unit Value at end of
   period                                $26.214        $19.233        $16.767        $18.027        $14.656
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 56             75            101            118            136
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.855        $15.605        $16.819        $13.709        $10.702
  Accumulation Unit Value at end of
   period                                $24.275        $17.855        $15.605        $16.819        $13.709
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              6              4              -              -
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $60.452        $53.775        $66.516        $55.951        $34.689
  Accumulation Unit Value at end of
   period                                $85.506        $60.452        $53.775        $66.516        $55.951
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             28            105             53             76

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $22.504        $26.199        $22.697        $19.908
  Accumulation Unit Value at end of
   period                                $13.429        $22.504        $26.199        $22.697
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,037          1,189            721            138
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $20.832        $24.301        $21.094        $18.527
  Accumulation Unit Value at end of
   period                                $12.406        $20.832        $24.301        $21.094
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                205            226            206             86
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $19.863        $23.195        $20.154        $17.713
  Accumulation Unit Value at end of
   period                                $11.818        $19.863        $23.195        $20.154
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                151            187            144             20
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $21.902        $25.627        $22.312        $19.636
  Accumulation Unit Value at end of
   period                                $13.005        $21.902        $25.627        $22.312
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                924          1,059          1,003            450
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $21.902        $25.627        $22.312        $19.636
  Accumulation Unit Value at end of
   period                                $13.005        $21.902        $25.627        $22.312
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                924          1,059          1,003            450
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.281        $22.627        $19.760        $17.424
  Accumulation Unit Value at end of
   period                                $11.414        $19.281        $22.627        $19.760
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                149            162            187             67
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $55.979        $53.906        $51.952        $46.089
  Accumulation Unit Value at end of
   period                                $34.689        $55.979        $53.906        $51.952
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              7              6              3

46

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $6.048         $5.391         $6.682         $5.632         $3.498
  Accumulation Unit Value at end of
   period                                 $8.538         $6.048         $5.391         $6.682         $5.632
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 37             53            123             99            132
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.446         $6.643         $8.242         $6.954         $4.324
  Accumulation Unit Value at end of
   period                                $10.500         $7.446         $6.643         $8.242         $6.954
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 54             62             91            120            235
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $57.383        $51.301        $63.774        $53.913        $33.592
  Accumulation Unit Value at end of
   period                                $80.761        $57.383        $51.301        $63.774        $53.913
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             14             46             27             73
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $57.383        $51.301        $63.774        $53.913        $33.592
  Accumulation Unit Value at end of
   period                                $80.761        $57.383        $51.301        $63.774        $53.913
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             14             46             27             73
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.763        $15.920        $19.840        $16.815        $10.503
  Accumulation Unit Value at end of
   period                                $24.937        $17.763        $15.920        $19.840        $16.815
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              3              7              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.049         $6.321         $7.881         $6.683         $4.176
  Accumulation Unit Value at end of
   period                                 $9.891         $7.049         $6.321         $7.881         $6.683
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8             18             32             37             77
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.546        $15.773        $19.716        $16.760        $10.500
  Accumulation Unit Value at end of
   period                                $24.559        $17.546        $15.773        $19.716        $16.760
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              2              -              -
UIF EMERGING MARKETS EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.806        $15.098        $18.763        $16.029         $9.574
  Accumulation Unit Value at end of
   period                                $17.331        $17.806        $15.098        $18.763        $16.029
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                216            749            965          1,197          1,193
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $17.530        $14.893        $18.546        $15.875         $9.501
  Accumulation Unit Value at end of
   period                                $17.027        $17.530        $14.893        $18.546        $15.875
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 73             74            116            161            193
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.393        $14.791        $18.438        $15.798         $9.464
  Accumulation Unit Value at end of
   period                                $16.878        $17.393        $14.791        $18.438        $15.798
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                107            200            254            320            360
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $17.122        $14.591        $18.224        $15.646         $9.392
  Accumulation Unit Value at end of
   period                                $16.582        $17.122        $14.591        $18.224        $15.646
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                364            465            563            805            975

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $5.657         $5.458         $5.271         $4.682
  Accumulation Unit Value at end of
   period                                 $3.498         $5.657         $5.458         $5.271
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18             33             34              3
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $6.999         $6.760         $6.535         $5.809
  Accumulation Unit Value at end of
   period                                 $4.324         $6.999         $6.760         $6.535
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              2              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $54.483        $52.728        $51.072        $45.459
  Accumulation Unit Value at end of
   period                                $33.592        $54.483        $52.728        $51.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             14             13              7
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $54.483        $52.728        $51.072        $45.459
  Accumulation Unit Value at end of
   period                                $33.592        $54.483        $52.728        $51.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             14             13              7
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.794         $6.595         $6.407         $5.714
  Accumulation Unit Value at end of
   period                                 $4.176         $6.794         $6.595         $6.407
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             14             15             17
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
UIF EMERGING MARKETS EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $22.490        $16.270        $12.052         $9.032
  Accumulation Unit Value at end of
   period                                 $9.574        $22.490        $16.270        $12.052
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,129            859            360            110
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $22.363        $16.210        $12.032         $9.029
  Accumulation Unit Value at end of
   period                                 $9.501        $22.363        $16.210        $12.032
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                151            152             90             10
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $22.299        $16.180        $12.022         $9.027
  Accumulation Unit Value at end of
   period                                 $9.464        $22.299        $16.180        $12.022
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                301            317            195             14
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $22.173        $16.121        $12.002         $9.024
  Accumulation Unit Value at end of
   period                                 $9.392        $22.173        $16.121        $12.002
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                804            818            581            162

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.122        $14.591        $18.224        $15.646         $9.392
  Accumulation Unit Value at end of
   period                                $16.582        $17.122        $14.591        $18.224        $15.646
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                364            465            563            805            975
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.273        $16.465        $20.616        $17.744        $10.678
  Accumulation Unit Value at end of
   period                                $18.619        $19.273        $16.465        $20.616        $17.744
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 64             36             38             19              1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.725        $14.294        $17.908        $15.421         $9.284
  Accumulation Unit Value at end of
   period                                $16.148        $16.725        $14.294        $17.908        $15.421
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 37             36             55             90            134
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.038        $16.313        $20.487        $17.686        $10.675
  Accumulation Unit Value at end of
   period                                $18.337        $19.038        $16.313        $20.487        $17.686
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              4              1              -
UIF MID CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.648        $14.656        $16.044        $12.325         $7.958
  Accumulation Unit Value at end of
   period                                $21.173        $15.648        $14.656        $16.044        $12.325
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 80            356            752            730            639
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.405        $14.457        $15.857        $12.206         $7.897
  Accumulation Unit Value at end of
   period                                $20.802        $15.405        $14.457        $15.857        $12.206
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             23             60             78             93
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.285        $14.359        $15.765        $12.147         $7.867
  Accumulation Unit Value at end of
   period                                $20.619        $15.285        $14.359        $15.765        $12.147
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 61             83            239            230            251
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.047        $14.164        $15.582        $12.030         $7.807
  Accumulation Unit Value at end of
   period                                $20.258        $15.047        $14.164        $15.582        $12.030
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 78            118            307            441            564
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.047        $14.164        $15.582        $12.030         $7.807
  Accumulation Unit Value at end of
   period                                $20.258        $15.047        $14.164        $15.582        $12.030
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 78            118            307            441            564
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.619        $18.513        $20.419        $15.804        $10.281
  Accumulation Unit Value at end of
   period                                $26.347        $19.619        $18.513        $20.419        $15.804
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             19             28             17              3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.697        $13.876        $15.312        $11.857         $7.717
  Accumulation Unit Value at end of
   period                                $19.728        $14.697        $13.876        $15.312        $11.857
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             11             26             41             58

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $22.173        $16.121        $12.002         $9.024
  Accumulation Unit Value at end of
   period                                 $9.392        $22.173        $16.121        $12.002
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                804            818            581            162
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $21.986        $16.032        $11.972         $9.020
  Accumulation Unit Value at end of
   period                                 $9.284        $21.986        $16.032        $11.972
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                122            183            123             82
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
UIF MID CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.205        $12.601        $11.732         $9.494
  Accumulation Unit Value at end of
   period                                 $7.958        $15.205        $12.601        $11.732
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                770            400            135             21
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.119        $12.554        $11.712         $9.491
  Accumulation Unit Value at end of
   period                                 $7.897        $15.119        $12.554        $11.712
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 89             44             37             13
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.076        $12.531        $11.703         $9.489
  Accumulation Unit Value at end of
   period                                 $7.867        $15.076        $12.531        $11.703
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                241            276             48              4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.991        $12.485        $11.683         $9.486
  Accumulation Unit Value at end of
   period                                 $7.807        $14.991        $12.485        $11.683
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                573            249            172             72
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.991        $12.485        $11.683         $9.486
  Accumulation Unit Value at end of
   period                                 $7.807        $14.991        $12.485        $11.683
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                573            249            172             72
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.864        $12.417        $11.654         $9.481
  Accumulation Unit Value at end of
   period                                 $7.717        $14.864        $12.417        $11.654
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 60            147             67             14

48

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.380        $18.343        $20.291        $15.752        $10.278
  Accumulation Unit Value at end of
   period                                $25.948        $19.380        $18.343        $20.291        $15.752
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              -              4              -              -
WELLS FARGO ADVANTAGE VT DISCOVERY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.631        $15.216        $15.397        $11.542         $8.359
  Accumulation Unit Value at end of
   period                                $24.951        $17.631        $15.216        $15.397        $11.542
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              3              3              4
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $17.365        $15.017        $15.226        $11.437         $8.299
  Accumulation Unit Value at end of
   period                                $24.527        $17.365        $15.017        $15.226        $11.437
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.234        $14.919        $15.141        $11.385         $8.270
  Accumulation Unit Value at end of
   period                                $24.317        $17.234        $14.919        $15.141        $11.385
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              1              1              1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $16.975        $14.723        $14.973        $11.281         $8.211
  Accumulation Unit Value at end of
   period                                $23.903        $16.975        $14.723        $14.973        $11.281
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2              4              5              2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.975        $14.723        $14.973        $11.281         $8.211
  Accumulation Unit Value at end of
   period                                $23.903        $16.975        $14.723        $14.973        $11.281
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2              4              5              2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.891        $18.166        $18.519        $13.988        $10.206
  Accumulation Unit Value at end of
   period                                $29.345        $20.891        $18.166        $18.519        $13.988
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.593        $14.435        $14.724        $11.127         $8.123
  Accumulation Unit Value at end of
   period                                $23.296        $16.593        $14.435        $14.724        $11.127
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              2              2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.636        $17.998        $18.403        $13.942        $10.203
  Accumulation Unit Value at end of
   period                                $28.900        $20.636        $17.998        $18.403        $13.942
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT INDEX ASSET
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.423         $1.279         $1.220         $1.095         $0.963
  Accumulation Unit Value at end of
   period                                 $1.675         $1.423         $1.279         $1.220         $1.095
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             11             21             21             21

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
WELLS FARGO ADVANTAGE VT DISCOVERY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.265        $12.681        $11.239        $10.522
  Accumulation Unit Value at end of
   period                                 $8.359        $15.265        $12.681        $11.239
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              7              6              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.187        $12.640        $11.226        $10.520
  Accumulation Unit Value at end of
   period                                 $8.299        $15.187        $12.640        $11.226
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.147        $12.620        $11.219        $10.519
  Accumulation Unit Value at end of
   period                                 $8.270        $15.147        $12.620        $11.219
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              2              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.069        $12.580        $11.206        $10.517
  Accumulation Unit Value at end of
   period                                 $8.211        $15.069        $12.580        $11.206
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              1              1              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.069        $12.580        $11.206        $10.517
  Accumulation Unit Value at end of
   period                                 $8.211        $15.069        $12.580        $11.206
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              1              1              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.953        $12.521        $11.187        $10.514
  Accumulation Unit Value at end of
   period                                 $8.123        $14.953        $12.521        $11.187
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              4              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
WELLS FARGO ADVANTAGE VT INDEX ASSET
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.381         $1.304         $1.182         $1.113
  Accumulation Unit Value at end of
   period                                 $0.963         $1.381         $1.304         $1.182
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             21             21              2

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.391         $1.253         $1.198         $1.077         $0.950
  Accumulation Unit Value at end of
   period                                 $1.635         $1.391         $1.253         $1.198         $1.077
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.378         $1.243         $1.190         $1.070         $0.945
  Accumulation Unit Value at end of
   period                                 $1.618         $1.378         $1.243         $1.190         $1.070
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24              7              7              8              8
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.350         $1.220         $1.170         $1.054         $0.933
  Accumulation Unit Value at end of
   period                                 $1.581         $1.350         $1.220         $1.170         $1.054
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 62             71            108            191            267
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.350         $1.220         $1.170         $1.054         $0.933
  Accumulation Unit Value at end of
   period                                 $1.581         $1.350         $1.220         $1.170         $1.054
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 62             71            108            191            267
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.942        $13.533        $13.011        $11.758        $10.426
  Accumulation Unit Value at end of
   period                                $17.461        $14.942        $13.533        $13.011        $11.758
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.327         $1.203         $1.157         $1.046         $0.928
  Accumulation Unit Value at end of
   period                                 $1.550         $1.327         $1.203         $1.157         $1.046
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 53             63             70            107             71
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.760        $13.408        $12.930        $11.720        $10.423
  Accumulation Unit Value at end of
   period                                $17.196        $14.760        $13.408        $12.930        $11.720
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT INTERNATIONAL
 EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.656        $10.437        $12.177        $10.085              -
  Accumulation Unit Value at end of
   period                                $13.710        $11.656        $10.437        $12.177              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.597        $10.405        $12.165        $10.083              -
  Accumulation Unit Value at end of
   period                                $13.614        $11.597        $10.405        $12.165              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.568        $10.389        $12.158        $10.083              -
  Accumulation Unit Value at end of
   period                                $13.566        $11.568        $10.389        $12.158              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.364         $1.291         $1.172         $1.105
  Accumulation Unit Value at end of
   period                                 $0.950         $1.364         $1.291         $1.172
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.358         $1.287         $1.169         $1.104
  Accumulation Unit Value at end of
   period                                 $0.945         $1.358         $1.287         $1.169
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.343         $1.275         $1.161         $1.098
  Accumulation Unit Value at end of
   period                                 $0.933         $1.343         $1.275         $1.161
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                270            261            255            249
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.343         $1.275         $1.161         $1.098
  Accumulation Unit Value at end of
   period                                 $0.933         $1.343         $1.275         $1.161
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                270            261            255            249
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.341         $1.277         $1.166         $1.104
  Accumulation Unit Value at end of
   period                                 $0.928         $1.341         $1.277         $1.166
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 75            114            134            137
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
WELLS FARGO ADVANTAGE VT INTERNATIONAL
 EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

50

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.510        $10.358        $12.145        $10.081              -
  Accumulation Unit Value at end of
   period                                $13.471        $11.510        $10.358        $12.145              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              4              5             11              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.510        $10.358        $12.145        $10.081              -
  Accumulation Unit Value at end of
   period                                $13.471        $11.510        $10.358        $12.145              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              4              5             11              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.437        $10.318        $12.130        $10.080              -
  Accumulation Unit Value at end of
   period                                $13.353        $11.437        $10.318        $12.130              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              7              7              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.423        $10.310        $12.126        $10.079              -
  Accumulation Unit Value at end of
   period                                $13.329        $11.423        $10.310        $12.126              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.351        $10.271        $12.111        $10.078              -
  Accumulation Unit Value at end of
   period                                $13.212        $11.351        $10.271        $12.111              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT INTRINSIC
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.280         $1.089         $1.131         $1.010         $0.878
  Accumulation Unit Value at end of
   period                                 $1.642         $1.280         $1.089         $1.131         $1.010
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 51             59             67            104             77
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.252         $1.067         $1.110         $0.993         $0.865
  Accumulation Unit Value at end of
   period                                 $1.602         $1.252         $1.067         $1.110         $0.993
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              7              9              9              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.241         $1.058         $1.102         $0.987         $0.861
  Accumulation Unit Value at end of
   period                                 $1.586         $1.241         $1.058         $1.102         $0.987
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              6             20             17              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.215         $1.038         $1.084         $0.972         $0.850
  Accumulation Unit Value at end of
   period                                 $1.550         $1.215         $1.038         $1.084         $0.972
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 44             92            103            136             17
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.215         $1.038         $1.084         $0.972         $0.850
  Accumulation Unit Value at end of
   period                                 $1.550         $1.215         $1.038         $1.084         $0.972
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 44             92            103            136             17
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.389        $12.330        $12.901        $11.604        $10.165
  Accumulation Unit Value at end of
   period                                $18.314        $14.389        $12.330        $12.901        $11.604
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
WELLS FARGO ADVANTAGE VT INTRINSIC
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.404         $1.388         $1.190         $1.132
  Accumulation Unit Value at end of
   period                                 $0.878         $1.404         $1.388         $1.190
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 87             92             96             74
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.387         $1.374         $1.180         $1.124
  Accumulation Unit Value at end of
   period                                 $0.865         $1.387         $1.374         $1.180
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.381         $1.369         $1.177         $1.122
  Accumulation Unit Value at end of
   period                                 $0.861         $1.381         $1.369         $1.177
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.366         $1.357         $1.169         $1.116
  Accumulation Unit Value at end of
   period                                 $0.850         $1.366         $1.357         $1.169
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             17             19              2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.366         $1.357         $1.169         $1.116
  Accumulation Unit Value at end of
   period                                 $0.850         $1.366         $1.357         $1.169
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             17             19              2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.195         $1.024         $1.072         $0.965         $0.846
  Accumulation Unit Value at end of
   period                                 $1.520         $1.195         $1.024         $1.072         $0.965
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 55             66             72            135            101
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.213        $12.216        $12.821        $11.566        $10.162
  Accumulation Unit Value at end of
   period                                $18.037        $14.213        $12.216        $12.821        $11.566
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT OMEGA GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.876        $11.711        $12.598        $10.000              -
  Accumulation Unit Value at end of
   period                                $19.102        $13.876        $11.711        $12.598              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             18             29             44              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.808        $11.677        $12.587        $10.000              -
  Accumulation Unit Value at end of
   period                                $18.971        $13.808        $11.677        $12.587              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7             10             12             22              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.774        $11.660        $12.581        $10.000              -
  Accumulation Unit Value at end of
   period                                $18.905        $13.774        $11.660        $12.581              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              5              6              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.707        $11.627        $12.570        $10.000              -
  Accumulation Unit Value at end of
   period                                $18.775        $13.707        $11.627        $12.570              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28             36             42             51              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.707        $11.627        $12.570        $10.000              -
  Accumulation Unit Value at end of
   period                                $18.775        $13.707        $11.627        $12.570              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28             36             42             51              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.623        $11.584        $12.556        $10.000              -
  Accumulation Unit Value at end of
   period                                $18.614        $13.623        $11.584        $12.556              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              3              2              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.606        $11.576        $12.553        $10.000              -
  Accumulation Unit Value at end of
   period                                $18.582        $13.606        $11.576        $12.553              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              3              5              6              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.523        $11.534        $12.539        $10.000              -
  Accumulation Unit Value at end of
   period                                $18.422        $13.523        $11.534        $12.539              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.363         $1.359         $1.174         $1.122
  Accumulation Unit Value at end of
   period                                 $0.846         $1.363         $1.359         $1.174
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                105            172            184            189
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
WELLS FARGO ADVANTAGE VT OMEGA GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

52

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.860        $12.191        $13.111        $10.765         $7.404
  Accumulation Unit Value at end of
   period                                $17.825        $13.860        $12.191        $13.111        $10.765
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              1             19              1              2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.651        $12.032        $12.966        $10.667         $7.351
  Accumulation Unit Value at end of
   period                                $17.521        $13.651        $12.032        $12.966        $10.667
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.548        $11.953        $12.894        $10.618         $7.325
  Accumulation Unit Value at end of
   period                                $17.372        $13.548        $11.953        $12.894        $10.618
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.344        $11.796        $12.750        $10.521         $7.273
  Accumulation Unit Value at end of
   period                                $17.076        $13.344        $11.796        $12.750        $10.521
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.344        $11.796        $12.750        $10.521         $7.273
  Accumulation Unit Value at end of
   period                                $17.076        $13.344        $11.796        $12.750        $10.521
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.792        $16.654        $18.046        $14.929        $10.345
  Accumulation Unit Value at end of
   period                                $23.988        $18.792        $16.654        $18.046        $14.929
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.044        $11.565        $12.538        $10.378         $7.195
  Accumulation Unit Value at end of
   period                                $16.642        $13.044        $11.565        $12.538        $10.378
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.563        $16.500        $17.933        $14.880        $10.342
  Accumulation Unit Value at end of
   period                                $23.624        $18.563        $16.500        $17.933        $14.880
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.677         $1.580         $1.682         $1.348         $0.898
  Accumulation Unit Value at end of
   period                                 $2.479         $1.677         $1.580         $1.682         $1.348
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 65            108            194            272            284
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.640         $1.548         $1.652         $1.327         $0.885
  Accumulation Unit Value at end of
   period                                 $2.420         $1.640         $1.548         $1.652         $1.327
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 41             61             77            161            180

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.560        $11.969        $10.837        $10.327
  Accumulation Unit Value at end of
   period                                 $7.404        $12.560        $11.969        $10.837
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              2              2              2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.495        $11.931        $10.825        $10.325
  Accumulation Unit Value at end of
   period                                 $7.351        $12.495        $11.931        $10.825
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.463        $11.912        $10.818        $10.324
  Accumulation Unit Value at end of
   period                                 $7.325        $12.463        $11.912        $10.818
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.399        $11.874        $10.806        $10.322
  Accumulation Unit Value at end of
   period                                 $7.273        $12.399        $11.874        $10.806
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.399        $11.874        $10.806        $10.322
  Accumulation Unit Value at end of
   period                                 $7.273        $12.399        $11.874        $10.806
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.303        $11.818        $10.787        $10.320
  Accumulation Unit Value at end of
   period                                 $7.195        $12.303        $11.818        $10.787
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.557         $1.390         $1.151         $0.962
  Accumulation Unit Value at end of
   period                                 $0.898         $1.557         $1.390         $1.151
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                357            371            400             93
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.538         $1.376         $1.141         $0.956
  Accumulation Unit Value at end of
   period                                 $0.885         $1.538         $1.376         $1.141
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                185            192            202             76

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.625         $1.535         $1.640         $1.318         $0.880
  Accumulation Unit Value at end of
   period                                 $2.395         $1.625         $1.535         $1.640         $1.318
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25             26             28             34             58
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.591         $1.506         $1.612         $1.299         $0.869
  Accumulation Unit Value at end of
   period                                 $2.341         $1.591         $1.506         $1.612         $1.299
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                158            212            266            360            428
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.591         $1.506         $1.612         $1.299         $0.869
  Accumulation Unit Value at end of
   period                                 $2.341         $1.591         $1.506         $1.612         $1.299
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                158            212            266            360            428
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.546        $18.551        $19.907        $16.076        $10.782
  Accumulation Unit Value at end of
   period                                $28.684        $19.546        $18.551        $19.907        $16.076
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.564         $1.486         $1.595         $1.289         $0.865
  Accumulation Unit Value at end of
   period                                 $2.295         $1.564         $1.486         $1.595         $1.289
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              9             19             22             25
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.308        $18.380        $19.783        $16.024        $10.779
  Accumulation Unit Value at end of
   period                                $28.249        $19.308        $18.380        $19.783        $16.024
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT SMALL CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.668        $12.183        $13.349        $11.569         $7.339
  Accumulation Unit Value at end of
   period                                $15.436        $13.668        $12.183        $13.349        $11.569
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.462        $12.024        $13.201        $11.463         $7.286
  Accumulation Unit Value at end of
   period                                $15.173        $13.462        $12.024        $13.201        $11.463
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.361        $11.945        $13.128        $11.411         $7.260
  Accumulation Unit Value at end of
   period                                $15.043        $13.361        $11.945        $13.128        $11.411
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.160        $11.789        $12.982        $11.307         $7.208
  Accumulation Unit Value at end of
   period                                $14.787        $13.160        $11.789        $12.982        $11.307
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              2              2              3              3

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.531         $1.371         $1.139         $0.954
  Accumulation Unit Value at end of
   period                                 $0.880         $1.531         $1.371         $1.139
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 59             67             73             19
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.515         $1.359         $1.131         $0.949
  Accumulation Unit Value at end of
   period                                 $0.869         $1.515         $1.359         $1.131
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                404            400            487            216
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.515         $1.359         $1.131         $0.949
  Accumulation Unit Value at end of
   period                                 $0.869         $1.515         $1.359         $1.131
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                404            400            487            216
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.512         $1.361         $1.135         $0.955
  Accumulation Unit Value at end of
   period                                 $0.865         $1.512         $1.361         $1.135
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31             29             40             18
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
WELLS FARGO ADVANTAGE VT SMALL CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.448        $13.761        $12.083        $10.823
  Accumulation Unit Value at end of
   period                                 $7.339        $13.448        $13.761        $12.083
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.379        $13.717        $12.069        $10.821
  Accumulation Unit Value at end of
   period                                 $7.286        $13.379        $13.717        $12.069
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.345        $13.695        $12.062        $10.820
  Accumulation Unit Value at end of
   period                                 $7.260        $13.345        $13.695        $12.062
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              2              2              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.276        $13.652        $12.047        $10.818
  Accumulation Unit Value at end of
   period                                 $7.208        $13.276        $13.652        $12.047
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              4              4              -

54

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.160        $11.789        $12.982        $11.307         $7.208
  Accumulation Unit Value at end of
   period                                $14.787        $13.160        $11.789        $12.982        $11.307
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              2              2              3              3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.954        $17.022        $18.792        $16.408        $10.487
  Accumulation Unit Value at end of
   period                                $21.246        $18.954        $17.022        $18.792        $16.408
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.864        $11.558        $12.766        $11.152         $7.131
  Accumulation Unit Value at end of
   period                                $14.411        $12.864        $11.558        $12.766        $11.152
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.723        $16.865        $18.675        $16.354        $10.484
  Accumulation Unit Value at end of
   period                                $20.924        $18.723        $16.865        $18.675        $16.354
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT TOTAL RETURN
 BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.596         $1.528         $1.433         $1.361         $1.234
  Accumulation Unit Value at end of
   period                                 $1.532         $1.596         $1.528         $1.433         $1.361
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31             74            121            144            147
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.560         $1.497         $1.407         $1.339         $1.217
  Accumulation Unit Value at end of
   period                                 $1.495         $1.560         $1.497         $1.407         $1.339
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2            326              9             12
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.546         $1.485         $1.397         $1.330         $1.210
  Accumulation Unit Value at end of
   period                                 $1.480         $1.546         $1.485         $1.397         $1.330
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 42            115            138            112            111
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.514         $1.457         $1.374         $1.311         $1.195
  Accumulation Unit Value at end of
   period                                 $1.447         $1.514         $1.457         $1.374         $1.311
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                266            477            496            491            496
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.514         $1.457         $1.374         $1.311         $1.195
  Accumulation Unit Value at end of
   period                                 $1.447         $1.514         $1.457         $1.374         $1.311
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                266            477            496            491            496
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.996        $12.540        $11.852        $11.334        $10.358
  Accumulation Unit Value at end of
   period                                $12.386        $12.996        $12.540        $11.852        $11.334
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              -              -              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.276        $13.652        $12.047        $10.818
  Accumulation Unit Value at end of
   period                                 $7.208        $13.276        $13.652        $12.047
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              4              4              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.173        $13.587        $12.026        $10.814
  Accumulation Unit Value at end of
   period                                 $7.131        $13.173        $13.587        $12.026
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
WELLS FARGO ADVANTAGE VT TOTAL RETURN
 BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.225         $1.172         $1.147         $1.145
  Accumulation Unit Value at end of
   period                                 $1.234         $1.225         $1.172         $1.147
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                170            102            346             20
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.210         $1.160         $1.137         $1.137
  Accumulation Unit Value at end of
   period                                 $1.217         $1.210         $1.160         $1.137
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 29             44             50             58
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.205         $1.156         $1.135         $1.135
  Accumulation Unit Value at end of
   period                                 $1.210         $1.205         $1.156         $1.135
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                111             46             13              3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.192         $1.146         $1.127         $1.129
  Accumulation Unit Value at end of
   period                                 $1.195         $1.192         $1.146         $1.127
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                636            191            196             70
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.192         $1.146         $1.127         $1.129
  Accumulation Unit Value at end of
   period                                 $1.195         $1.192         $1.146         $1.127
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                636            191            196             70
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.489         $1.437         $1.359         $1.300         $1.189
  Accumulation Unit Value at end of
   period                                 $1.418         $1.489         $1.437         $1.359         $1.300
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             11             11             98            103
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.838        $12.424        $11.777        $11.297        $10.355
  Accumulation Unit Value at end of
   period                                $12.198        $12.838        $12.424        $11.777        $11.297
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.190         $1.147         $1.132         $1.136
  Accumulation Unit Value at end of
   period                                 $1.189         $1.190         $1.147         $1.132
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                108             56             91             87
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -



(a)  Inception date July 15, 2013.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT THREE
AND THE BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life and Annuity Insurance Company Separate Account Three (the "Account") as of December 31, 2013 and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2013, by correspondence with the fund managers; where replies were not received from the fund managers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts disclosed in Note 1 constituting the Hartford Life and Annuity Insurance Company Separate Account Three as of December 31, 2013, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
March 28, 2014

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                            ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                               BALANCED WEALTH            INTERNATIONAL
                                             STRATEGY PORTFOLIO          VALUE PORTFOLIO
                                                 SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                  3,228,356                  6,727,482
                                                =============             ==============
  Cost                                            $39,112,528               $125,698,043
                                                =============             ==============
  Market value                                    $44,067,057                $99,970,384
 Due from Sponsor Company                                  --                         --
 Receivable from fund shares sold                      40,643                     30,031
 Other assets                                              --                          2
                                                -------------             --------------
 Total assets                                      44,107,700                100,000,417
                                                -------------             --------------
LIABILITIES:
 Due to Sponsor Company                                40,643                     30,031
 Payable for fund shares purchased                         --                         --
 Other liabilities                                         --                         --
                                                -------------             --------------
 Total liabilities                                     40,643                     30,031
                                                -------------             --------------
NET ASSETS:
 For contract liabilities                         $44,067,057                $99,970,386
                                                =============             ==============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                      3,198,333                  9,754,832
 Minimum unit fair value #*                        $11.619263                  $6.510663
 Maximum unit fair value #*                        $17.109779                 $15.585829
 Contract liability                               $44,067,057                $99,878,808
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                             --                      8,664
 Minimum unit fair value #*                                --                 $10.241681
 Maximum unit fair value #*                                --                 $10.657230
 Contract liability                                        --                    $91,578

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                          ALLIANCEBERNSTEIN VPS                                ALLIANCEBERNSTEIN VPS
                                              SMALL/MID CAP          ALLIANCEBERNSTEIN VPS         INTERNATIONAL
                                             VALUE PORTFOLIO            VALUE PORTFOLIO           GROWTH PORTFOLIO
                                               SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                1,136,268                  3,963,812                   395,100
                                              =============              =============              ============
  Cost                                          $20,841,242                $52,458,956                $7,911,106
                                              =============              =============              ============
  Market value                                  $25,838,719                $55,889,755                $7,538,514
 Due from Sponsor Company                                --                         --                     2,472
 Receivable from fund shares sold                     4,021                     29,721                        --
 Other assets                                            --                          1                        --
                                              -------------              -------------              ------------
 Total assets                                    25,842,740                 55,919,477                 7,540,986
                                              -------------              -------------              ------------
LIABILITIES:
 Due to Sponsor Company                               4,021                     29,721                        --
 Payable for fund shares purchased                       --                         --                     2,472
 Other liabilities                                        4                         --                         2
                                              -------------              -------------              ------------
 Total liabilities                                    4,025                     29,721                     2,474
                                              -------------              -------------              ------------
NET ASSETS:
 For contract liabilities                       $25,838,715                $55,889,756                $7,538,512
                                              =============              =============              ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    1,369,633                  4,369,845                   886,792
 Minimum unit fair value #*                      $17.255232                 $11.814243                 $7.945949
 Maximum unit fair value #*                      $27.279131                 $19.794549                $17.126729
 Contract liability                             $25,811,507                $55,823,031                $7,538,512
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                        1,406                      5,107                        --
 Minimum unit fair value #*                      $19.355582                 $12.679814                        --
 Maximum unit fair value #*                      $19.355582                 $13.194213                        --
 Contract liability                                 $27,208                    $66,725                        --

                                             INVESCO V.I.        INVESCO V.I.   INVESCO V.I.
                                              GOVERNMENT             HIGH       INTERNATIONAL
                                            SECURITIES FUND       YIELD FUND     GROWTH FUND
                                              SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               1,025,725           2,278,293        31,481
                                             =============       =============  ============
  Cost                                         $12,102,034         $12,112,062      $724,584
                                             =============       =============  ============
  Market value                                 $11,836,872         $12,986,273    $1,098,066
 Due from Sponsor Company                               --                  --            --
 Receivable from fund shares sold                    1,039               2,002            45
 Other assets                                           --                  --             1
                                             -------------       -------------  ------------
 Total assets                                   11,837,911          12,988,275     1,098,112
                                             -------------       -------------  ------------
LIABILITIES:
 Due to Sponsor Company                              1,039               2,002            45
 Payable for fund shares purchased                      --                  --            --
 Other liabilities                                      --                  --            --
                                             -------------       -------------  ------------
 Total liabilities                                   1,039               2,002            45
                                             -------------       -------------  ------------
NET ASSETS:
 For contract liabilities                      $11,836,872         $12,986,273    $1,098,067
                                             =============       =============  ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   1,180,750           1,081,954        93,077
 Minimum unit fair value #*                      $9.820931          $11.392973    $11.612802
 Maximum unit fair value #*                     $10.198135          $11.896653    $11.817709
 Contract liability                            $11,836,872         $12,687,540    $1,098,067
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                          --              25,244            --
 Minimum unit fair value #*                             --          $11.731775            --
 Maximum unit fair value #*                             --          $11.896653            --
 Contract liability                                     --            $298,733            --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                              INVESCO V.I.           INVESCO V.I.
                                               DIVERSIFIED               MONEY
                                              DIVIDEND FUND           MARKET FUND
                                               SUB-ACCOUNT          SUB-ACCOUNT (1)
--------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               3,156,842             37,798,154
                                               ===========            ===========
  Cost                                         $48,624,457            $37,798,154
                                               ===========            ===========
  Market value                                 $66,018,704            $37,798,154
 Due from Sponsor Company                               --                525,053
 Receivable from fund shares sold                   30,580                     --
 Other assets                                           --                     --
                                               -----------            -----------
 Total assets                                   66,049,284             38,323,207
                                               -----------            -----------
LIABILITIES:
 Due to Sponsor Company                             30,580                     --
 Payable for fund shares purchased                      --                525,053
 Other liabilities                                       2                      1
                                               -----------            -----------
 Total liabilities                                  30,582                525,054
                                               -----------            -----------
NET ASSETS:
 For contract liabilities                      $66,018,702            $37,798,153
                                               ===========            ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   4,401,272              3,812,606
 Minimum unit fair value #*                     $13.999762              $9.861578
 Maximum unit fair value #*                     $14.723123              $9.957895
 Contract liability                            $64,311,529            $37,798,153
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                     116,378                     --
 Minimum unit fair value #*                     $14.416179                     --
 Maximum unit fair value #*                     $14.723123                     --
 Contract liability                             $1,707,173                     --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(1)  Funded as of July 17, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                           AMERICAN FUNDS
                                               GLOBAL              AMERICAN FUNDS          AMERICAN FUNDS
                                             GROWTH FUND            GROWTH FUND          GROWTH-INCOME FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                             1,206,735               2,319,203               3,333,342
                                             ===========            ============            ============
  Cost                                       $20,853,501            $113,175,187            $111,046,226
                                             ===========            ============            ============
  Market value                               $36,105,536            $180,758,729            $168,000,483
 Due from Sponsor Company                             --                      --                      --
 Receivable from fund shares sold                127,304                 139,615                 144,036
 Other assets                                          5                      --                      --
                                             -----------            ------------            ------------
 Total assets                                 36,232,845             180,898,344             168,144,519
                                             -----------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                          127,304                 139,615                 144,036
 Payable for fund shares purchased                    --                      --                      --
 Other liabilities                                    --                       2                       5
                                             -----------            ------------            ------------
 Total liabilities                               127,304                 139,617                 144,041
                                             -----------            ------------            ------------
NET ASSETS:
 For contract liabilities                    $36,105,541            $180,758,727            $168,000,478
                                             ===========            ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                 2,132,731              12,294,349               9,561,901
 Minimum unit fair value #*                    $2.469409               $1.946294               $1.792918
 Maximum unit fair value #*                   $23.370213              $22.094599              $20.363243
 Contract liability                          $35,955,559            $179,529,686            $166,455,946
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                     8,239                 100,419                  82,778
 Minimum unit fair value #*                   $16.384695               $1.946294              $17.708852
 Maximum unit fair value #*                   $23.370213              $20.031750              $18.850551
 Contract liability                             $149,982              $1,229,041              $1,544,532

                                                                                          WELLS FARGO
                                                                  AMERICAN FUNDS          ADVANTAGE VT
                                           AMERICAN FUNDS          GLOBAL SMALL              OMEGA
                                         INTERNATIONAL FUND     CAPITALIZATION FUND       GROWTH FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                             2,760,632                727,452                85,217
                                             ===========            ===========            ==========
  Cost                                       $41,384,887            $10,753,480            $1,769,441
                                             ===========            ===========            ==========
  Market value                               $58,387,360            $18,368,180            $2,743,152
 Due from Sponsor Company                         35,228                     --                    --
 Receivable from fund shares sold                     --                  5,007                   117
 Other assets                                         --                     --                     1
                                             -----------            -----------            ----------
 Total assets                                 58,422,588             18,373,187             2,743,270
                                             -----------            -----------            ----------
LIABILITIES:
 Due to Sponsor Company                               --                  5,007                   117
 Payable for fund shares purchased                35,228                     --                    --
 Other liabilities                                     2                     --                    --
                                             -----------            -----------            ----------
 Total liabilities                                35,230                  5,007                   117
                                             -----------            -----------            ----------
NET ASSETS:
 For contract liabilities                    $58,387,358            $18,368,180            $2,743,153
                                             ===========            ===========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                 4,012,337                912,639               143,471
 Minimum unit fair value #*                    $2.144357              $2.573031            $18.581799
 Maximum unit fair value #*                   $19.602543             $26.301262            $19.400901
 Contract liability                          $57,871,647            $18,234,979            $2,743,153
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                    76,687                  6,281                    --
 Minimum unit fair value #*                    $2.144357             $18.874210                    --
 Maximum unit fair value #*                   $19.602543             $26.301262                    --
 Contract liability                             $515,711               $133,201                    --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                            FIDELITY(R) VIP    FIDELITY(R) VIP
                                             EQUITY-INCOME         GROWTH
                                               PORTFOLIO          PORTFOLIO
                                              SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              3,109,663            485,133
                                              ===========        ===========
  Cost                                        $74,349,076        $17,953,267
                                              ===========        ===========
  Market value                                $71,149,086        $27,444,004
 Due from Sponsor Company                              --                 --
 Receivable from fund shares sold                  21,874              5,966
 Other assets                                          --                  5
                                              -----------        -----------
 Total assets                                  71,170,960         27,449,975
                                              -----------        -----------
LIABILITIES:
 Due to Sponsor Company                            21,874              5,966
 Payable for fund shares purchased                     --                 --
 Other liabilities                                      1                 --
                                              -----------        -----------
 Total liabilities                                 21,875              5,966
                                              -----------        -----------
NET ASSETS:
 For contract liabilities                     $71,149,085        $27,444,009
                                              ===========        ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  4,939,561          1,652,966
 Minimum unit fair value #*                    $13.224826         $15.207434
 Maximum unit fair value #*                    $21.392345         $23.061587
 Contract liability                           $71,084,119        $27,434,464
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                      4,417                560
 Minimum unit fair value #*                    $14.256878         $17.059218
 Maximum unit fair value #*                    $14.835515         $17.059218
 Contract liability                               $64,966             $9,545

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                        FIDELITY(R) VIP  FIDELITY(R) VIP    FIDELITY(R) VIP
                                          CONTRAFUND         MID CAP       VALUE STRATEGIES
                                           PORTFOLIO        PORTFOLIO          PORTFOLIO
                                          SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
---------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          9,170,140        2,541,849            769,420
                                         ============      ===========        ===========
  Cost                                   $284,710,331      $83,423,974         $9,168,303
                                         ============      ===========        ===========
  Market value                           $309,675,644      $90,489,838        $11,125,813
 Due from Sponsor Company                          --               --                 --
 Receivable from fund shares sold              28,550           51,507              6,577
 Other assets                                      --                3                 --
                                         ------------      -----------        -----------
 Total assets                             309,704,194       90,541,348         11,132,390
                                         ------------      -----------        -----------
LIABILITIES:
 Due to Sponsor Company                        28,550           51,507              6,577
 Payable for fund shares purchased                 --               --                 --
 Other liabilities                                 --               --                 --
                                         ------------      -----------        -----------
 Total liabilities                             28,550           51,507              6,577
                                         ------------      -----------        -----------
NET ASSETS:
 For contract liabilities                $309,675,644      $90,489,841        $11,125,813
                                         ============      ===========        ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #             17,497,802        4,670,298            656,868
 Minimum unit fair value #*                $13.096501       $14.145088         $15.110743
 Maximum unit fair value #*                $22.212817       $24.301820         $29.797386
 Contract liability                      $309,349,729      $90,394,839        $11,113,693
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                 18,210            4,703                715
 Minimum unit fair value #*                $17.473730       $19.195143         $16.951327
 Maximum unit fair value #*                $18.837029       $20.692786         $16.951327
 Contract liability                          $325,915          $95,002            $12,120

                                          FIDELITY(R) VIP                              FRANKLIN
                                          DYNAMIC CAPITAL         FRANKLIN           SMALL-MID CAP
                                           APPRECIATION            INCOME               GROWTH
                                             PORTFOLIO         SECURITIES FUND      SECURITIES FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              583,739              275,362              857,728
                                            ===========          ===========          ===========
  Cost                                       $6,093,858           $3,593,351          $16,127,660
                                            ===========          ===========          ===========
  Market value                               $7,296,737           $4,504,926          $23,295,919
 Due from Sponsor Company                            --                   --                   --
 Receivable from fund shares sold                 4,107                  132                6,386
 Other assets                                        --                    1                   --
                                            -----------          -----------          -----------
 Total assets                                 7,300,844            4,505,059           23,302,305
                                            -----------          -----------          -----------
LIABILITIES:
 Due to Sponsor Company                           4,107                  132                6,386
 Payable for fund shares purchased                   --                   --                   --
 Other liabilities                                    1                   --                   --
                                            -----------          -----------          -----------
 Total liabilities                                4,108                  132                6,386
                                            -----------          -----------          -----------
NET ASSETS:
 For contract liabilities                    $7,296,736           $4,504,927          $23,295,919
                                            ===========          ===========          ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  537,380              325,954            1,725,060
 Minimum unit fair value #*                  $12.738293           $13.586188            $1.850212
 Maximum unit fair value #*                  $24.705192           $13.826165           $23.633283
 Contract liability                          $7,296,736           $4,486,733          $23,166,915
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                       --                1,316                8,710
 Minimum unit fair value #*                          --           $13.826165           $11.912417
 Maximum unit fair value #*                          --           $13.826165           $20.998358
 Contract liability                                  --              $18,194             $129,004

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                 FRANKLIN                FRANKLIN
                                                SMALL CAP                STRATEGIC
                                                  VALUE                   INCOME
                                             SECURITIES FUND          SECURITIES FUND
                                               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                   37,015                4,967,489
                                               ============            =============
  Cost                                             $479,972              $58,879,310
                                               ============            =============
  Market value                                     $902,047              $62,789,068
 Due from Sponsor Company                                --                    4,479
 Receivable from fund shares sold                        34                       --
 Other assets                                             1                       --
                                               ------------            -------------
 Total assets                                       902,082               62,793,547
                                               ------------            -------------
LIABILITIES:
 Due to Sponsor Company                                  34                       --
 Payable for fund shares purchased                       --                    4,479
 Other liabilities                                       --                        3
                                               ------------            -------------
 Total liabilities                                       34                    4,482
                                               ------------            -------------
NET ASSETS:
 For contract liabilities                          $902,048              $62,789,065
                                               ============            =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                       52,854                3,231,013
 Minimum unit fair value #*                      $16.807858                $2.075988
 Maximum unit fair value #*                      $17.104876               $22.510334
 Contract liability                                $902,048              $62,065,756
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                           --                   39,913
 Minimum unit fair value #*                              --                $2.075988
 Maximum unit fair value #*                              --               $22.510334
 Contract liability                                      --                 $723,309

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                        TEMPLETON
                                                                       DEVELOPING                TEMPLETON
                                             MUTUAL SHARES               MARKETS                  GROWTH
                                            SECURITIES FUND          SECURITIES FUND          SECURITIES FUND
   SET MRLNOTABLESHADING            SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               2,695,264                1,116,176                1,152,142
                                             =============            =============            =============
  Cost                                         $39,951,069               $9,583,846              $12,935,444
                                             =============            =============            =============
  Market value                                 $58,313,140              $11,451,970              $17,556,778
 Due from Sponsor Company                               --                  154,264                       --
 Receivable from fund shares sold                   24,014                       --                   18,743
 Other assets                                            1                       --                       --
                                             -------------            -------------            -------------
 Total assets                                   58,337,155               11,606,234               17,575,521
                                             -------------            -------------            -------------
LIABILITIES:
 Due to Sponsor Company                             24,014                       --                   18,743
 Payable for fund shares purchased                      --                  154,264                       --
 Other liabilities                                      --                        3                       --
                                             -------------            -------------            -------------
 Total liabilities                                  24,014                  154,267                   18,743
                                             -------------            -------------            -------------
NET ASSETS:
 For contract liabilities                      $58,313,141              $11,451,967              $17,556,778
                                             =============            =============            =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   3,104,741                  537,298                1,106,167
 Minimum unit fair value #*                      $1.806970                $2.902585                $1.685093
 Maximum unit fair value #*                     $21.004678               $23.783762               $19.399419
 Contract liability                            $57,727,773              $11,412,599              $17,475,586
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                      28,053                    1,772                    4,723
 Minimum unit fair value #*                     $19.921761               $20.988776               $16.822830
 Maximum unit fair value #*                     $21.004678               $23.205385               $17.737334
 Contract liability                               $585,368                  $39,368                  $81,192


                                                MUTUAL                TEMPLETON           HARTFORD
                                           GLOBAL DISCOVERY          GLOBAL BOND          BALANCED
                                           SECURITIES FUND         SECURITIES FUND        HLS FUND
   SET MRLNOTABLESHADING           SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                 18,930                  86,972           1,687,481
                                             ============            ============       =============
  Cost                                           $348,300              $1,546,149         $37,981,062
                                             ============            ============       =============
  Market value                                   $437,285              $1,649,863         $42,372,638
 Due from Sponsor Company                              --                      --                  --
 Receivable from fund shares sold                      12                      48               6,677
 Other assets                                          --                      --                  --
                                             ------------            ------------       -------------
 Total assets                                     437,297               1,649,911          42,379,315
                                             ------------            ------------       -------------
LIABILITIES:
 Due to Sponsor Company                                12                      48               6,677
 Payable for fund shares purchased                     --                      --                  --
 Other liabilities                                     --                      --                  --
                                             ------------            ------------       -------------
 Total liabilities                                     12                      48               6,677
                                             ------------            ------------       -------------
NET ASSETS:
 For contract liabilities                        $437,285              $1,649,863         $42,372,638
                                             ============            ============       =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                     31,418                 111,813          21,162,315
 Minimum unit fair value #*                    $13.684999              $14.562132           $1.449380
 Maximum unit fair value #*                    $13.926688              $14.819300          $19.430838
 Contract liability                              $437,285              $1,649,863         $42,341,952
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                         --                      --              18,930
 Minimum unit fair value #*                            --                      --           $1.621036
 Maximum unit fair value #*                            --                      --           $1.621036
 Contract liability                                    --                      --             $30,686

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                            HARTFORD      HARTFORD
                                             TOTAL        CAPITAL
                                          RETURN BOND   APPRECIATION
                                            HLS FUND      HLS FUND
                                          SUB-ACCOUNT   SUB-ACCOUNT
--------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          63,672,851     1,804,294
                                          ============  ============
  Cost                                    $726,678,732   $68,248,634
                                          ============  ============
  Market value                            $722,686,860  $107,626,145
 Due from Sponsor Company                           --        78,510
 Receivable from fund shares sold              436,005            --
 Other assets                                       --            --
                                          ------------  ------------
 Total assets                              723,122,865   107,704,655
                                          ------------  ------------
LIABILITIES:
 Due to Sponsor Company                        436,005            --
 Payable for fund shares purchased                  --        78,510
 Other liabilities                                   5             2
                                          ------------  ------------
 Total liabilities                             436,010        78,512
                                          ------------  ------------
NET ASSETS:
 For contract liabilities                 $722,686,855  $107,626,143
                                          ============  ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #             291,381,522     6,451,942
 Minimum unit fair value #*                  $1.636612    $13.541328
 Maximum unit fair value #*                 $15.970962    $23.991275
 Contract liability                       $721,925,375  $107,515,478
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                 382,454         6,638
 Minimum unit fair value #*                  $1.892225    $13.780569
 Maximum unit fair value #*                  $3.850277    $17.642063
 Contract liability                           $761,480      $110,665

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                           HARTFORD
                                           DIVIDEND            HARTFORD                HARTFORD
                                          AND GROWTH       GLOBAL RESEARCH           GLOBAL GROWTH
                                           HLS FUND            HLS FUND                HLS FUND
                                         SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          11,982,153            183,809                  451,346
                                        ==============       ============            =============
  Cost                                    $270,780,473         $1,932,327               $8,696,799
                                        ==============       ============            =============
  Market value                            $324,117,252         $2,464,883              $10,078,550
 Due from Sponsor Company                           --                 --                   42,951
 Receivable from fund shares sold              229,557                105                       --
 Other assets                                       --                 --                        1
                                        --------------       ------------            -------------
 Total assets                              324,346,809          2,464,988               10,121,502
                                        --------------       ------------            -------------
LIABILITIES:
 Due to Sponsor Company                        229,557                105                       --
 Payable for fund shares purchased                  --                 --                   42,951
 Other liabilities                                   9                 --                       --
                                        --------------       ------------            -------------
 Total liabilities                             229,566                105                   42,951
                                        --------------       ------------            -------------
NET ASSETS:
 For contract liabilities                 $324,117,243         $2,464,883              $10,078,551
                                        ==============       ============            =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #             116,114,637            184,665                4,130,214
 Minimum unit fair value #*                  $1.994967         $12.378465                $1.569587
 Maximum unit fair value #*                 $20.576455         $22.227242               $21.960925
 Contract liability                       $323,890,506         $2,464,883              $10,073,555
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                  79,691                 --                    2,029
 Minimum unit fair value #*                  $2.362272                 --                $2.461809
 Maximum unit fair value #*                  $5.352090                 --                $2.461809
 Contract liability                           $226,737                 --                   $4,996

                                           HARTFORD                       HARTFORD
                                         DISCIPLINED      HARTFORD         GROWTH
                                            EQUITY         GROWTH      OPPORTUNITIES
                                           HLS FUND       HLS FUND        HLS FUND
                                         SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
--------------------------------------  ---------------------------------------------
ASSETS:
 Investments:
  Number of shares                          11,391,051      1,030,993       2,539,469
                                        ==============  =============  ==============
  Cost                                    $149,580,887    $12,984,211     $81,481,294
                                        ==============  =============  ==============
  Market value                            $209,139,709    $18,052,690    $103,051,641
 Due from Sponsor Company                           --             --              --
 Receivable from fund shares sold              225,374         36,343         173,051
 Other assets                                        9             --               5
                                        --------------  -------------  --------------
 Total assets                              209,365,092     18,089,033     103,224,697
                                        --------------  -------------  --------------
LIABILITIES:
 Due to Sponsor Company                        225,374         36,343         173,051
 Payable for fund shares purchased                  --             --              --
 Other liabilities                                  --              2              --
                                        --------------  -------------  --------------
 Total liabilities                             225,374         36,345         173,051
                                        --------------  -------------  --------------
NET ASSETS:
 For contract liabilities                 $209,139,718    $18,052,688    $103,051,646
                                        ==============  =============  ==============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #             107,670,016      9,013,546      36,580,848
 Minimum unit fair value #*                  $1.536525      $1.728734       $2.185748
 Maximum unit fair value #*                 $22.414223     $22.610320      $23.687687
 Contract liability                       $208,888,979    $18,027,783    $103,043,577
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                 143,355         13,272           3,394
 Minimum unit fair value #*                  $1.702114      $1.869683       $2.377591
 Maximum unit fair value #*                  $1.959864      $1.970487       $2.377591
 Contract liability                           $250,739        $24,905          $8,069

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                           HARTFORD     HARTFORD
                                          HIGH YIELD      INDEX
                                           HLS FUND     HLS FUND
                                          SUB-ACCOUNT  SUB-ACCOUNT
------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          5,803,157      523,333
                                          ===========  ===========
  Cost                                    $50,224,964  $16,451,323
                                          ===========  ===========
  Market value                            $51,648,097  $20,169,263
 Due from Sponsor Company                          --           --
 Receivable from fund shares sold               7,435       29,985
 Other assets                                       7           --
                                          -----------  -----------
 Total assets                              51,655,539   20,199,248
                                          -----------  -----------
LIABILITIES:
 Due to Sponsor Company                         7,435       29,985
 Payable for fund shares purchased                 --           --
 Other liabilities                                 --            3
                                          -----------  -----------
 Total liabilities                              7,435       29,988
                                          -----------  -----------
NET ASSETS:
 For contract liabilities                 $51,648,104  $20,169,260
                                          ===========  ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #             22,552,811    9,625,647
 Minimum unit fair value #*                 $1.949579    $1.426257
 Maximum unit fair value #*                $21.466035   $21.241970
 Contract liability                       $51,629,180  $20,143,568
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                  8,839        3,665
 Minimum unit fair value #*                 $2.125831    $7.010039
 Maximum unit fair value #*                 $2.159522    $7.010039
 Contract liability                           $18,924      $25,692

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                          HARTFORD           HARTFORD
                                        INTERNATIONAL      SMALL/MID CAP        HARTFORD
                                        OPPORTUNITIES         EQUITY          MIDCAP VALUE
                                          HLS FUND           HLS FUND           HLS FUND
                                         SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        10,790,756          1,101,138           688,334
                                        ============        ===========       ===========
  Cost                                  $148,337,885         $9,573,185        $8,169,936
                                        ============        ===========       ===========
  Market value                          $162,185,055        $12,431,843       $10,676,060
 Due from Sponsor Company                         --                 --            42,949
 Receivable from fund shares sold             54,385                325                --
 Other assets                                     --                 --                --
                                        ------------        -----------       -----------
 Total assets                            162,239,440         12,432,168        10,719,009
                                        ------------        -----------       -----------
LIABILITIES:
 Due to Sponsor Company                       54,385                325                --
 Payable for fund shares purchased                --                 --            42,949
 Other liabilities                                20                  2                 1
                                        ------------        -----------       -----------
 Total liabilities                            54,405                327            42,950
                                        ------------        -----------       -----------
NET ASSETS:
 For contract liabilities               $162,185,035        $12,431,841       $10,676,059
                                        ============        ===========       ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #            76,555,221            859,902           593,853
 Minimum unit fair value #*                $1.642179         $13.169728        $17.363025
 Maximum unit fair value #*               $19.073614         $28.060085        $18.564105
 Contract liability                     $162,117,354        $12,395,814       $10,676,059
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                35,664              2,485                --
 Minimum unit fair value #*                $1.793352         $14.245615                --
 Maximum unit fair value #*                $3.177819         $14.608165                --
 Contract liability                          $67,681            $36,027                --


                                              HARTFORD               HARTFORD               HARTFORD
                                           ULTRASHORT BOND         SMALL COMPANY         SMALLCAP GROWTH
                                              HLS FUND               HLS FUND               HLS FUND
                                           SUB-ACCOUNT (2)          SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                             9,044,862              1,964,796              1,147,420
                                             ===========            ===========            ===========
  Cost                                       $90,448,570            $40,500,110            $27,795,006
                                             ===========            ===========            ===========
  Market value                               $90,448,625            $51,929,550            $37,405,904
 Due from Sponsor Company                             --                     --                     --
 Receivable from fund shares sold                 96,911                 39,141                 44,514
 Other assets                                         --                     --                     --
                                             -----------            -----------            -----------
 Total assets                                 90,545,536             51,968,691             37,450,418
                                             -----------            -----------            -----------
LIABILITIES:
 Due to Sponsor Company                           96,911                 39,141                 44,514
 Payable for fund shares purchased                    --                     --                     --
 Other liabilities                                     7                     --                      5
                                             -----------            -----------            -----------
 Total liabilities                                96,918                 39,141                 44,519
                                             -----------            -----------            -----------
NET ASSETS:
 For contract liabilities                    $90,448,618            $51,929,550            $37,405,899
                                             ===========            ===========            ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                70,293,656             16,908,738             12,234,301
 Minimum unit fair value #*                    $0.916563              $2.495772              $2.259394
 Maximum unit fair value #*                    $9.768474             $25.139868             $31.524706
 Contract liability                          $90,417,105            $51,904,227            $37,385,655
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                    26,707                  9,309                  7,970
 Minimum unit fair value #*                    $1.131064              $2.553406              $2.457794
 Maximum unit fair value #*                    $1.868356              $3.950866              $2.590413
 Contract liability                              $31,513                $25,323                $20,244

(2)  Formerly Hartford Money Market HLS Fund. Change effective October 21, 2013.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                              HARTFORD
                                           HARTFORD       U.S. GOVERNMENT
                                             STOCK           SECURITIES
                                           HLS FUND           HLS FUND
                                          SUB-ACCOUNT       SUB-ACCOUNT
-----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                            450,981         12,594,768
                                          ===========       ============
  Cost                                    $21,710,930       $137,468,652
                                          ===========       ============
  Market value                            $26,188,513       $129,978,002
 Due from Sponsor Company                          --                 --
 Receivable from fund shares sold                 854             35,814
 Other assets                                       2                 --
                                          -----------       ------------
 Total assets                              26,189,369        130,013,816
                                          -----------       ------------
LIABILITIES:
 Due to Sponsor Company                           854             35,814
 Payable for fund shares purchased                 --                 --
 Other liabilities                                 --                 30
                                          -----------       ------------
 Total liabilities                                854             35,844
                                          -----------       ------------
NET ASSETS:
 For contract liabilities                 $26,188,515       $129,977,972
                                          ===========       ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #             15,578,700        108,027,429
 Minimum unit fair value #*                 $1.343178          $1.080638
 Maximum unit fair value #*                $22.332332         $10.681179
 Contract liability                       $26,173,459       $129,745,418
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                  1,750            191,930
 Minimum unit fair value #*                 $8.603234          $1.175508
 Maximum unit fair value #*                 $8.603234          $1.238882
 Contract liability                           $15,056           $232,554

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                         HARTFORD       AMERICAN FUNDS        AMERICAN FUNDS
                                           VALUE             BOND             GLOBAL GROWTH
                                         HLS FUND          HLS FUND              HLS FUND
                                        SUB-ACCOUNT      SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        6,416,819          587,188                31,337
                                        ===========       ==========            ==========
  Cost                                  $76,309,508       $5,713,384              $264,595
                                        ===========       ==========            ==========
  Market value                          $98,754,851       $5,725,088              $393,588
 Due from Sponsor Company                        --               --                    --
 Receivable from fund shares sold           137,726              207                    11
 Other assets                                    --               --                     1
                                        -----------       ----------            ----------
 Total assets                            98,892,577        5,725,295               393,600
                                        -----------       ----------            ----------
LIABILITIES:
 Due to Sponsor Company                     137,726              207                    11
 Payable for fund shares purchased               --               --                    --
 Other liabilities                               10                1                    --
                                        -----------       ----------            ----------
 Total liabilities                          137,736              208                    11
                                        -----------       ----------            ----------
NET ASSETS:
 For contract liabilities               $98,754,841       $5,725,087              $393,589
                                        ===========       ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #           51,300,023          523,509                28,898
 Minimum unit fair value #*               $1.704266       $10.783598            $13.428166
 Maximum unit fair value #*              $20.657509       $10.968533            $13.658539
 Contract liability                     $98,725,756       $5,725,087              $393,589
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #               15,048               --                    --
 Minimum unit fair value #*               $1.853919               --                    --
 Maximum unit fair value #*               $1.962695               --                    --
 Contract liability                         $29,085               --                    --

                                           AMERICAN FUNDS
                                            GLOBAL SMALL         AMERICAN FUNDS          AMERICAN FUNDS
                                           CAPITALIZATION            GROWTH               GROWTH-INCOME
                                              HLS FUND              HLS FUND                HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              110,729               352,487               205,463
                                             ==========            ==========            ==========
  Cost                                         $820,126            $2,557,986            $1,604,480
                                             ==========            ==========            ==========
  Market value                               $1,048,608            $4,614,061            $2,724,441
 Due from Sponsor Company                            --                    --                    --
 Receivable from fund shares sold                    31                   166                    79
 Other assets                                         1                    --                    --
                                             ----------            ----------            ----------
 Total assets                                 1,048,640             4,614,227             2,724,520
                                             ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              31                   166                    79
 Payable for fund shares purchased                   --                    --                    --
 Other liabilities                                   --                    --                    --
                                             ----------            ----------            ----------
 Total liabilities                                   31                   166                    79
                                             ----------            ----------            ----------
NET ASSETS:
 For contract liabilities                    $1,048,609            $4,614,061            $2,724,441
                                             ==========            ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   91,732               347,599               200,548
 Minimum unit fair value #*                  $11.285176            $13.089478            $13.408219
 Maximum unit fair value #*                  $11.478787            $13.314051            $13.638263
 Contract liability                          $1,048,609            $4,614,061            $2,724,441
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                       --                    --                    --
 Minimum unit fair value #*                          --                    --                    --
 Maximum unit fair value #*                          --                    --                    --
 Contract liability                                  --                    --                    --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                              AMERICAN FUNDS       LORD ABBETT
                                              INTERNATIONAL        FUNDAMENTAL
                                                 HLS FUND          EQUITY FUND
                                               SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                  369,331           2,389,067
                                               ============       =============
  Cost                                           $2,808,781         $44,541,635
                                               ============       =============
  Market value                                   $3,793,032         $50,242,085
 Due from Sponsor Company                                --                  --
 Receivable from fund shares sold                       133              94,388
 Other assets                                            --                  --
                                               ------------       -------------
 Total assets                                     3,793,165          50,336,473
                                               ------------       -------------
LIABILITIES:
 Due to Sponsor Company                                 133              94,388
 Payable for fund shares purchased                       --                  --
 Other liabilities                                       --                   3
                                               ------------       -------------
 Total liabilities                                      133              94,391
                                               ------------       -------------
NET ASSETS:
 For contract liabilities                        $3,793,032         $50,242,082
                                               ============       =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                      354,643           2,826,275
 Minimum unit fair value #*                      $10.556191          $16.209184
 Maximum unit fair value #*                      $10.737343          $20.751881
 Contract liability                              $3,793,032         $50,204,000
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                           --               2,034
 Minimum unit fair value #*                              --          $18.102100
 Maximum unit fair value #*                              --          $18.753311
 Contract liability                                      --             $38,082

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                         LORD ABBETT
                                         CALIBRATED          LORD ABBETT         LORD ABBETT
                                          DIVIDEND              BOND              GROWTH AND
                                         GROWTH FUND       DEBENTURE FUND        INCOME FUND
                                         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          1,202,599           6,087,313            4,497,227
                                        =============       =============       ==============
  Cost                                    $18,263,696         $73,406,980         $129,589,060
                                        =============       =============       ==============
  Market value                            $19,566,290         $74,934,821         $149,487,822
 Due from Sponsor Company                      83,476                  --                5,103
 Receivable from fund shares sold                  --              23,268                   --
 Other assets                                       1                   2                   --
                                        -------------       -------------       --------------
 Total assets                              19,649,767          74,958,091          149,492,925
                                        -------------       -------------       --------------
LIABILITIES:
 Due to Sponsor Company                            --              23,268                   --
 Payable for fund shares purchased             83,476                  --                5,103
 Other liabilities                                 --                  --                   --
                                        -------------       -------------       --------------
 Total liabilities                             83,476              23,268                5,103
                                        -------------       -------------       --------------
NET ASSETS:
 For contract liabilities                 $19,566,291         $74,934,823         $149,487,822
                                        =============       =============       ==============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #              1,187,033           4,603,126           10,607,236
 Minimum unit fair value #*                $14.906146          $14.897297           $11.476373
 Maximum unit fair value #*                $19.739549          $18.695032           $19.179208
 Contract liability                       $19,533,015         $74,857,279         $149,380,831
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                  2,005               4,672                7,287
 Minimum unit fair value #*                $15.998025          $16.059261           $14.382431
 Maximum unit fair value #*                $17.245839          $17.311795           $14.899909
 Contract liability                           $33,276             $77,544             $106,991


                                        LORD ABBETT
                                          CLASSIC      MFS(R) CORE       MFS(R) GROWTH
                                         STOCK FUND   EQUITY SERIES          SERIES
                                        SUB-ACCOUNT    SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------
ASSETS:
 Investments:
  Number of shares                           663,086       145,969             141,449
                                        ============  ============        ============
  Cost                                    $7,934,360    $2,538,544          $3,388,948
                                        ============  ============        ============
  Market value                            $9,793,776    $3,439,048          $5,526,429
 Due from Sponsor Company                      1,717            --                  --
 Receivable from fund shares sold                 --         2,440               4,133
 Other assets                                      1            --                  --
                                        ------------  ------------        ------------
 Total assets                              9,795,494     3,441,488           5,530,562
                                        ------------  ------------        ------------
LIABILITIES:
 Due to Sponsor Company                           --         2,440               4,133
 Payable for fund shares purchased             1,717            --                  --
 Other liabilities                                --             1                  --
                                        ------------  ------------        ------------
 Total liabilities                             1,717         2,441               4,133
                                        ------------  ------------        ------------
NET ASSETS:
 For contract liabilities                 $9,793,777    $3,439,047          $5,526,429
                                        ============  ============        ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #               614,327       320,836             522,209
 Minimum unit fair value #*               $14.602401     $1.645837           $2.007013
 Maximum unit fair value #*               $18.481072    $21.821731          $22.603485
 Contract liability                       $9,779,136    $3,439,047          $5,489,965
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                   865            --               3,681
 Minimum unit fair value #*               $16.919769            --           $9.907351
 Maximum unit fair value #*               $16.919769            --           $9.907351
 Contract liability                          $14,641            --             $36,464

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             MFS(R) INVESTORS
                                                  GROWTH             MFS(R) INVESTORS
                                               STOCK SERIES            TRUST SERIES
                                               SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                  182,882                 280,208
                                               ============            ============
  Cost                                           $2,049,961              $5,242,720
                                               ============            ============
  Market value                                   $2,801,760              $8,392,252
 Due from Sponsor Company                                --                      --
 Receivable from fund shares sold                       144                     845
 Other assets                                             1                       1
                                               ------------            ------------
 Total assets                                     2,801,905               8,393,098
                                               ------------            ------------
LIABILITIES:
 Due to Sponsor Company                                 144                     845
 Payable for fund shares purchased                       --                      --
 Other liabilities                                       --                      --
                                               ------------            ------------
 Total liabilities                                      144                     845
                                               ------------            ------------
NET ASSETS:
 For contract liabilities                        $2,801,761              $8,392,253
                                               ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                      268,611                 616,637
 Minimum unit fair value #*                       $9.005045               $1.788419
 Maximum unit fair value #*                      $21.430907              $19.526493
 Contract liability                              $2,790,571              $8,359,870
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                        1,085                   2,266
 Minimum unit fair value #*                      $10.316353              $14.246669
 Maximum unit fair value #*                      $10.316353              $14.353460
 Contract liability                                 $11,190                 $32,383

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                          INVESCO V.I.
                                        MFS(R) TOTAL   MFS(R) VALUE        EQUITY AND
                                        RETURN SERIES     SERIES           INCOME FUND
                                         SUB-ACCOUNT   SUB-ACCOUNT       SUB-ACCOUNT (3)
--------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          3,455,614       112,300           1,626,551
                                        =============  ============       =============
  Cost                                    $66,125,046    $1,231,985         $23,269,905
                                        =============  ============       =============
  Market value                            $80,986,064    $2,137,071         $30,176,042
 Due from Sponsor Company                          --            --                  --
 Receivable from fund shares sold              10,366            94              20,113
 Other assets                                      --            --                  --
                                        -------------  ------------       -------------
 Total assets                              80,996,430     2,137,165          30,196,155
                                        -------------  ------------       -------------
LIABILITIES:
 Due to Sponsor Company                        10,366            94              20,113
 Payable for fund shares purchased                 --            --                  --
 Other liabilities                                  1            --                   2
                                        -------------  ------------       -------------
 Total liabilities                             10,367            94              20,115
                                        -------------  ------------       -------------
NET ASSETS:
 For contract liabilities                 $80,986,063    $2,137,071         $30,176,040
                                        =============  ============       =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #              4,718,636       144,928           1,926,888
 Minimum unit fair value #*                 $1.675172    $14.518301          $12.795448
 Maximum unit fair value #*                $18.595533    $14.774501          $20.459870
 Contract liability                       $80,123,535    $2,137,071         $29,727,265
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                 57,162            --              32,283
 Minimum unit fair value #*                 $1.675172            --          $13.120869
 Maximum unit fair value #*                $18.595533            --          $20.459870
 Contract liability                          $862,528            --            $448,775

                                             UIF CORE PLUS            UIF EMERGING            UIF EMERGING
                                             FIXED INCOME             MARKETS DEBT           MARKETS EQUITY
                                               PORTFOLIO               PORTFOLIO                PORTFOLIO
                                            SUB-ACCOUNT (4)           SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               6,280,940                 754,860                2,467,910
                                             =============            ============            =============
  Cost                                         $67,144,226              $6,086,193              $39,180,521
                                             =============            ============            =============
  Market value                                 $64,113,377              $6,204,951              $36,158,072
 Due from Sponsor Company                               --                      --                       --
 Receivable from fund shares sold                   33,135                   1,355                    5,632
 Other assets                                            2                       1                       --
                                             -------------            ------------            -------------
 Total assets                                   64,146,514               6,206,307               36,163,704
                                             -------------            ------------            -------------
LIABILITIES:
 Due to Sponsor Company                             33,135                   1,355                    5,632
 Payable for fund shares purchased                      --                      --                       --
 Other liabilities                                      --                      --                        3
                                             -------------            ------------            -------------
 Total liabilities                                  33,135                   1,355                    5,635
                                             -------------            ------------            -------------
NET ASSETS:
 For contract liabilities                      $64,113,379              $6,204,952              $36,158,069
                                             =============            ============            =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   4,770,640                 252,045                1,986,434
 Minimum unit fair value #*                      $1.394451               $2.310689                $2.818745
 Maximum unit fair value #*                     $16.322878              $29.638661               $24.841101
 Contract liability                            $63,241,005              $6,104,302              $35,977,113
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                      77,624                   3,993                    8,960
 Minimum unit fair value #*                      $1.394451              $24.130044               $17.330987
 Maximum unit fair value #*                     $16.322878              $26.056236               $24.841101
 Contract liability                               $872,374                $100,650                 $180,956

(3) Formerly Invesco Van Kampen V.I. Equity and Income Fund. Change effective April 29, 2013.

(4) Effective September 6, 2013 Morgan Stanley Flexible Income Portfolio merged with UIF Core Plus Fixed Income Portfolio.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                       UIF MID CAP
                                                  UIF GROWTH             GROWTH
                                                  PORTFOLIO             PORTFOLIO
                                           SUB-ACCOUNT (5)(6)(7)(8)    SUB-ACCOUNT
-----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                   3,360,378            1,057,283
                                                ==============        =============
  Cost                                             $87,496,877          $12,687,335
                                                ==============        =============
  Market value                                    $103,611,058          $15,066,279
 Due from Sponsor Company                                   --                   --
 Receivable from fund shares sold                      264,718                7,836
 Other assets                                               --                    2
                                                --------------        -------------
 Total assets                                      103,875,776           15,074,117
                                                --------------        -------------
LIABILITIES:
 Due to Sponsor Company                                264,718                7,836
 Payable for fund shares purchased                          --                   --
 Other liabilities                                          --                   --
                                                --------------        -------------
 Total liabilities                                     264,718                7,836
                                                --------------        -------------
NET ASSETS:
 For contract liabilities                         $103,611,058          $15,066,281
                                                ==============        =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                       7,709,478              697,807
 Minimum unit fair value #*                         $13.009597           $19.640967
 Maximum unit fair value #*                         $13.129316           $27.511670
 Contract liability                               $101,039,701          $15,042,739
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                         195,982                1,049
 Minimum unit fair value #*                         $13.099644           $21.172650
 Maximum unit fair value #*                         $13.129316           $22.823685
 Contract liability                                 $2,571,357              $23,542

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(5)  Funded as of September 6, 2013.

(6) Effective September 6, 2013 Morgan Stanley Focus Growth Portfolio merged with UIF Growth Portfolio.

(7) Effective September 6, 2013 Morgan Stanley Multi Cap Growth Portfolio merged with UIF Growth Portfolio.

(8) Effective September 6, 2013 Morgan Stanley Growth Portfolio merged with UIF Growth Portfolio.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              MORGAN STANLEY --
                                           INVESCO V.I.            MID CAP         MORGAN STANLEY --
                                             AMERICAN              GROWTH            MONEY MARKET
                                            VALUE FUND            PORTFOLIO            PORTFOLIO
                                          SUB-ACCOUNT (9)        SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                            2,349,372              512,953           50,064,172
                                            ===========          ===========          ===========
  Cost                                      $36,692,674           $9,220,652          $50,064,172
                                            ===========          ===========          ===========
  Market value                              $46,607,908          $22,954,440          $50,064,172
 Due from Sponsor Company                            --                   --              392,798
 Receivable from fund shares sold               100,376                5,340                   --
 Other assets                                        --                    2                   --
                                            -----------          -----------          -----------
 Total assets                                46,708,284           22,959,782           50,456,970
                                            -----------          -----------          -----------
LIABILITIES:
 Due to Sponsor Company                         100,376                5,340                   --
 Payable for fund shares purchased                   --                   --              392,798
 Other liabilities                                    2                   --                   --
                                            -----------          -----------          -----------
 Total liabilities                              100,378                5,340              392,798
                                            -----------          -----------          -----------
NET ASSETS:
 For contract liabilities                   $46,607,906          $22,954,442          $50,064,172
                                            ===========          ===========          ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                1,991,748              873,483            5,486,892
 Minimum unit fair value #*                   $2.263552            $2.715458            $1.016224
 Maximum unit fair value #*                  $30.536803           $57.504536           $13.032252
 Contract liability                         $46,092,464          $22,622,993          $49,442,758
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                   45,968               18,966              102,264
 Minimum unit fair value #*                   $2.303817            $2.763681            $1.016224
 Maximum unit fair value #*                  $28.618251           $57.504536           $13.032252
 Contract liability                            $515,442             $331,449             $621,414

                                         MORGAN STANLEY --
                                              GLOBAL            INVESCO V.I.          UIF SMALL
                                          INFRASTRUCTURE      EQUALLY-WEIGHTED      COMPANY GROWTH
                                             PORTFOLIO          S&P 500 FUND          PORTFOLIO
                                            SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              884,590            3,249,096             305,960
                                            ===========          ===========          ==========
  Cost                                      $14,778,669          $55,732,265          $5,073,287
                                            ===========          ===========          ==========
  Market value                              $22,792,176          $68,244,361          $8,395,545
 Due from Sponsor Company                            --                   --                  --
 Receivable from fund shares sold                 4,991               11,427               7,723
 Other assets                                        --                   --                   3
                                            -----------          -----------          ----------
 Total assets                                22,797,167           68,255,788           8,403,271
                                            -----------          -----------          ----------
LIABILITIES:
 Due to Sponsor Company                           4,991               11,427               7,723
 Payable for fund shares purchased                   --                   --                  --
 Other liabilities                                    3                    1                  --
                                            -----------          -----------          ----------
 Total liabilities                                4,994               11,428               7,723
                                            -----------          -----------          ----------
NET ASSETS:
 For contract liabilities                   $22,792,173          $68,244,360          $8,395,548
                                            ===========          ===========          ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  991,777            2,868,522             340,612
 Minimum unit fair value #*                   $2.358669            $2.323911          $22.745582
 Maximum unit fair value #*                  $47.639586           $56.357319          $30.554335
 Contract liability                         $22,048,176          $67,363,745          $8,395,548
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                   34,218               32,422                  --
 Minimum unit fair value #*                   $2.400575            $2.323911                  --
 Maximum unit fair value #*                  $47.639586           $56.357319                  --
 Contract liability                            $743,997             $880,615                  --

(9) Formerly Invesco Van Kampen V.I. American Value Fund. Change effective April 29, 2013.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                           OPPENHEIMER
                                          UIF GLOBAL        DISCOVERY
                                           FRANCHISE         MID CAP
                                           PORTFOLIO      GROWTH FUND/VA
                                          SUB-ACCOUNT    SUB-ACCOUNT (10)
---------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                            721,142           84,987
                                          ===========       ==========
  Cost                                    $10,280,109       $4,440,419
                                          ===========       ==========
  Market value                            $13,204,105       $6,137,801
 Due from Sponsor Company                          --               --
 Receivable from fund shares sold                 770              581
 Other assets                                      --               --
                                          -----------       ----------
 Total assets                              13,204,875        6,138,382
                                          -----------       ----------
LIABILITIES:
 Due to Sponsor Company                           770              581
 Payable for fund shares purchased                 --               --
 Other liabilities                                  1                2
                                          -----------       ----------
 Total liabilities                                771              583
                                          -----------       ----------
NET ASSETS:
 For contract liabilities                 $13,204,104       $6,137,799
                                          ===========       ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                509,237          414,855
 Minimum unit fair value #*                $20.148565       $13.386753
 Maximum unit fair value #*                $28.091786       $24.599162
 Contract liability                       $13,188,480       $6,137,799
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                    556               --
 Minimum unit fair value #*                $28.091786               --
 Maximum unit fair value #*                $28.091786               --
 Contract liability                           $15,624               --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(10) Formerly Oppenheimer Small -& Mid-Cap Growth Fund/VA. Change effective April 30, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                        OPPENHEIMER
                                          CAPITAL          OPPENHEIMER        OPPENHEIMER
                                        APPRECIATION          GLOBAL          MAIN STREET
                                          FUND/VA            FUND/VA            FUND/VA
                                        SUB-ACCOUNT      SUB-ACCOUNT (11)     SUB-ACCOUNT
-----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          846,416           4,438,431           359,111
                                        ===========        ============       ===========
  Cost                                  $34,503,464        $151,806,328        $7,836,211
                                        ===========        ============       ===========
  Market value                          $48,558,910        $179,623,323       $11,128,862
 Due from Sponsor Company                        --                  --                --
 Receivable from fund shares sold            13,125             105,194             3,652
 Other assets                                    --                   3                --
                                        -----------        ------------       -----------
 Total assets                            48,572,035         179,728,520        11,132,514
                                        -----------        ------------       -----------
LIABILITIES:
 Due to Sponsor Company                      13,125             105,194             3,652
 Payable for fund shares purchased               --                  --                --
 Other liabilities                                1                  --                 2
                                        -----------        ------------       -----------
 Total liabilities                           13,126             105,194             3,654
                                        -----------        ------------       -----------
NET ASSETS:
 For contract liabilities               $48,558,909        $179,623,326       $11,128,860
                                        ===========        ============       ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #            3,402,898          10,424,542           751,077
 Minimum unit fair value #*              $13.145293          $12.025079        $12.477961
 Maximum unit fair value #*              $21.784555          $22.398192        $20.954336
 Contract liability                     $48,486,408        $179,458,120       $11,128,860
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                4,971               9,322                --
 Minimum unit fair value #*              $14.108261          $16.947654                --
 Maximum unit fair value #*              $14.680608          $18.269664                --
 Contract liability                         $72,501            $165,206                --

                                             OPPENHEIMER
                                             MAIN STREET        PUTNAM VT         PUTNAM VT
                                              SMALL CAP        DIVERSIFIED      GLOBAL ASSET
                                               FUND/VA         INCOME FUND     ALLOCATION FUND
                                          SUB-ACCOUNT (12)     SUB-ACCOUNT       SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                             2,944,765         6,299,871           663,178
                                             ===========       ===========       ===========
  Cost                                       $54,420,605       $48,403,631       $10,405,681
                                             ===========       ===========       ===========
  Market value                               $81,069,396       $47,690,029       $12,520,805
 Due from Sponsor Company                             --             9,940                --
 Receivable from fund shares sold                 61,805                --               741
 Other assets                                         --                --                --
                                             -----------       -----------       -----------
 Total assets                                 81,131,201        47,699,969        12,521,546
                                             -----------       -----------       -----------
LIABILITIES:
 Due to Sponsor Company                           61,805                --               741
 Payable for fund shares purchased                    --             9,940                --
 Other liabilities                                    --                 2                --
                                             -----------       -----------       -----------
 Total liabilities                                61,805             9,942               741
                                             -----------       -----------       -----------
NET ASSETS:
 For contract liabilities                    $81,069,396       $47,690,027       $12,520,805
                                             ===========       ===========       ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                 4,357,213         2,325,846           419,039
 Minimum unit fair value #*                   $17.032711        $13.295680        $13.670380
 Maximum unit fair value #*                   $27.279265        $25.429077        $51.671303
 Contract liability                          $80,983,983       $47,684,690       $12,432,732
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                     4,539               230             1,705
 Minimum unit fair value #*                   $18.280215        $23.196943        $51.671303
 Maximum unit fair value #*                   $19.021727        $23.196943        $51.671303
 Contract liability                              $85,413            $5,337           $88,073

(11) Formerly Oppenheimer Global Securities Fund/VA. Change effective April 30, 2013.

(12) Formerly Oppenheimer Main Street Small- & Mid-Cap Fund/VA. Change effective April 30, 2013.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                           PUTNAM VT      PUTNAM VT
                                           GROWTH AND   INTERNATIONAL
                                          INCOME FUND    VALUE FUND
                                          SUB-ACCOUNT    SUB-ACCOUNT
---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                             263,682      1,576,260
                                          ============  =============
  Cost                                      $6,283,885    $15,651,296
                                          ============  =============
  Market value                              $6,304,637    $17,433,441
 Due from Sponsor Company                           --             --
 Receivable from fund shares sold                  274         62,835
 Other assets                                        1              2
                                          ------------  -------------
 Total assets                                6,304,912     17,496,278
                                          ------------  -------------
LIABILITIES:
 Due to Sponsor Company                            274         62,835
 Payable for fund shares purchased                  --             --
 Other liabilities                                  --             --
                                          ------------  -------------
 Total liabilities                                 274         62,835
                                          ------------  -------------
NET ASSETS:
 For contract liabilities                   $6,304,638    $17,433,443
                                          ============  =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                 172,465      2,070,151
 Minimum unit fair value #*                 $13.538160      $7.880268
 Maximum unit fair value #*                 $74.698236     $16.561677
 Contract liability                         $6,304,638    $17,433,443
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                      --             --
 Minimum unit fair value #*                         --             --
 Maximum unit fair value #*                         --             --
 Contract liability                                 --             --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                          PUTNAM VT                               PUTNAM VT
                                        INTERNATIONAL         PUTNAM VT           MULTI-CAP
                                         EQUITY FUND       INVESTORS FUND        GROWTH FUND
                                         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          4,004,482           2,113,213             717,567
                                        =============       =============       =============
  Cost                                    $63,766,312         $24,216,724         $18,475,307
                                        =============       =============       =============
  Market value                            $57,224,042         $32,480,089         $21,864,282
 Due from Sponsor Company                          --                  --                  --
 Receivable from fund shares sold              21,167              13,830              71,125
 Other assets                                      --                   1                   1
                                        -------------       -------------       -------------
 Total assets                              57,245,209          32,493,920          21,935,408
                                        -------------       -------------       -------------
LIABILITIES:
 Due to Sponsor Company                        21,167              13,830              71,125
 Payable for fund shares purchased                 --                  --                  --
 Other liabilities                                  3                  --                  --
                                        -------------       -------------       -------------
 Total liabilities                             21,170              13,830              71,125
                                        -------------       -------------       -------------
NET ASSETS:
 For contract liabilities                 $57,224,039         $32,480,090         $21,864,283
                                        =============       =============       =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #              3,433,792           2,740,404           1,215,814
 Minimum unit fair value #*                 $8.838225           $8.557179          $17.368559
 Maximum unit fair value #*                $25.412902          $21.473468          $18.353989
 Contract liability                       $57,162,711         $32,432,402         $21,864,283
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                  2,538               3,485                  --
 Minimum unit fair value #*                $23.181087          $13.120432                  --
 Maximum unit fair value #*                $24.403632          $13.812286                  --
 Contract liability                           $61,328             $47,688                  --

                                          PUTNAM VT          PUTNAM VT
                                          SMALL CAP        GEORGE PUTNAM             PUTNAM VT
                                         VALUE FUND        BALANCED FUND            VOYAGER FUND
                                         SUB-ACCOUNT        SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          2,146,587            811,484                 133,638
                                        =============       ============            ============
  Cost                                    $45,377,704         $8,522,829              $4,809,574
                                        =============       ============            ============
  Market value                            $44,734,877         $7,506,232              $6,889,067
 Due from Sponsor Company                          --                 --                      --
 Receivable from fund shares sold              15,028              1,473                   6,374
 Other assets                                       2                 --                      --
                                        -------------       ------------            ------------
 Total assets                              44,749,907          7,507,705               6,895,441
                                        -------------       ------------            ------------
LIABILITIES:
 Due to Sponsor Company                        15,028              1,473                   6,374
 Payable for fund shares purchased                 --                 --                      --
 Other liabilities                                 --                 --                       2
                                        -------------       ------------            ------------
 Total liabilities                             15,028              1,473                   6,376
                                        -------------       ------------            ------------
NET ASSETS:
 For contract liabilities                 $44,734,879         $7,506,232              $6,889,065
                                        =============       ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #              1,459,466            542,490                 280,778
 Minimum unit fair value #*                $24.274924         $12.012039               $8.178511
 Maximum unit fair value #*                $35.191734         $18.255432              $93.737609
 Contract liability                       $44,697,752         $7,504,925              $6,889,065
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                  1,110                 91                      --
 Minimum unit fair value #*                $32.101422         $14.313991                      --
 Maximum unit fair value #*                $33.794258         $14.313991                      --
 Contract liability                           $37,127             $1,307                      --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                            PUTNAM VT         INVESCO V.I.
                                             EQUITY            GROWTH AND
                                           INCOME FUND         INCOME FUND
                                           SUB-ACCOUNT      SUB-ACCOUNT (13)
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                            1,097,407           3,407,493
                                          =============       =============
  Cost                                      $14,909,619         $63,903,401
                                          =============       =============
  Market value                              $22,387,101         $89,403,441
 Due from Sponsor Company                            --                  --
 Receivable from fund shares sold                 8,243              43,487
 Other assets                                         1                   3
                                          -------------       -------------
 Total assets                                22,395,345          89,446,931
                                          -------------       -------------
LIABILITIES:
 Due to Sponsor Company                           8,243              43,487
 Payable for fund shares purchased                   --                  --
 Other liabilities                                   --                  --
                                          -------------       -------------
 Total liabilities                                8,243              43,487
                                          -------------       -------------
NET ASSETS:
 For contract liabilities                   $22,387,102         $89,403,444
                                          =============       =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  997,585           4,408,314
 Minimum unit fair value #*                  $21.106196           $1.936055
 Maximum unit fair value #*                  $23.251514          $23.178461
 Contract liability                         $22,387,102         $88,964,564
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                       --              20,016
 Minimum unit fair value #*                          --          $21.392608
 Maximum unit fair value #*                          --          $23.178461
 Contract liability                                  --            $438,880

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(13) Formerly Invesco Van Kampen V.I. Growth and Income Fund. Change effective April 29, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                              INVESCO V.I.
                                             INVESCO V.I.             INVESCO V.I.              MID CAP
                                             COMSTOCK FUND         AMERICAN FRANCHISE         GROWTH FUND
                                           SUB-ACCOUNT (14)         SUB-ACCOUNT (15)        SUB-ACCOUNT (16)
---------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               5,543,257                  31,403                 203,374
                                             =============            ============            ============
  Cost                                         $72,568,117                $818,921                $873,555
                                             =============            ============            ============
  Market value                                 $98,004,795              $1,557,011              $1,083,987
 Due from Sponsor Company                               --                      --                      --
 Receivable from fund shares sold                   31,078                      86                      61
 Other assets                                           --                      --                       1
                                             -------------            ------------            ------------
 Total assets                                   98,035,873               1,557,097               1,084,049
                                             -------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                             31,078                      86                      61
 Payable for fund shares purchased                      --                      --                      --
 Other liabilities                                       1                      --                      --
                                             -------------            ------------            ------------
 Total liabilities                                  31,079                      86                      61
                                             -------------            ------------            ------------
NET ASSETS:
 For contract liabilities                      $98,004,794              $1,557,011              $1,083,988
                                             =============            ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   4,467,149                  76,775                  60,191
 Minimum unit fair value #*                     $20.023107              $18.669670              $16.957027
 Maximum unit fair value #*                     $23.665796              $25.997347              $24.892235
 Contract liability                            $97,854,581              $1,557,011              $1,083,988
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                       6,587                      --                      --
 Minimum unit fair value #*                     $22.255103                      --                      --
 Maximum unit fair value #*                     $23.665796                      --                      --
 Contract liability                               $150,213                      --                      --

                                             WELLS FARGO            WELLS FARGO
                                            ADVANTAGE VT            ADVANTAGE VT
                                             INDEX ASSET            TOTAL RETURN
                                           ALLOCATION FUND           BOND FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ---------------------------------------------
ASSETS:
 Investments:
  Number of shares                                25,654                 170,593
                                             ===========            ============
  Cost                                          $346,377              $1,746,710
                                             ===========            ============
  Market value                                  $406,621              $1,721,284
 Due from Sponsor Company                             --                      --
 Receivable from fund shares sold                     20                      76
 Other assets                                         --                       1
                                             -----------            ------------
 Total assets                                    406,641               1,721,361
                                             -----------            ------------
LIABILITIES:
 Due to Sponsor Company                               20                      76
 Payable for fund shares purchased                    --                      --
 Other liabilities                                    --                      --
                                             -----------            ------------
 Total liabilities                                    20                      76
                                             -----------            ------------
NET ASSETS:
 For contract liabilities                       $406,621              $1,721,285
                                             ===========            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   247,892               1,091,548
 Minimum unit fair value #*                    $1.550240               $1.418114
 Maximum unit fair value #*                    $1.766455              $12.385588
 Contract liability                             $406,621              $1,721,285
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                        --                      --
 Minimum unit fair value #*                           --                      --
 Maximum unit fair value #*                           --                      --
 Contract liability                                   --                      --

(14) Formerly Invesco Van Kampen V.I. Comstock Fund. Change effective April 29, 2013.

(15) Formerly Invesco Van Kampen V.I. American Franchise Fund. Change effective April 29, 2013.

(16) Formerly Invesco Van Kampen V.I. Mid Cap Growth Fund. Change effective April 29, 2013.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                               WELLS FARGO             WELLS FARGO
                                               ADVANTAGE VT            ADVANTAGE VT
                                                INTRINSIC             INTERNATIONAL
                                                VALUE FUND             EQUITY FUND
                                               SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                   80,251                  34,188
                                               ============            ============
  Cost                                             $947,112                $178,923
                                               ============            ============
  Market value                                   $1,514,343                $188,034
 Due from Sponsor Company                                --                      --
 Receivable from fund shares sold                        57                      58
 Other assets                                            --                      --
                                               ------------            ------------
 Total assets                                     1,514,400                 188,092
                                               ------------            ------------
LIABILITIES:
 Due to Sponsor Company                                  57                      58
 Payable for fund shares purchased                       --                      --
 Other liabilities                                        2                      --
                                               ------------            ------------
 Total liabilities                                       59                      58
                                               ------------            ------------
NET ASSETS:
 For contract liabilities                        $1,514,341                $188,034
                                               ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                      898,598                  13,913
 Minimum unit fair value #*                       $1.519697              $13.352731
 Maximum unit fair value #*                       $1.731711              $13.929161
 Contract liability                              $1,514,341                $188,034
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                           --                      --
 Minimum unit fair value #*                              --                      --
 Maximum unit fair value #*                              --                      --
 Contract liability                                      --                      --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                        WELLS FARGO                                     WELLS FARGO
                                        ADVANTAGE VT            WELLS FARGO             ADVANTAGE VT            WELLS FARGO
                                         SMALL CAP              ADVANTAGE VT             SMALL CAP              ADVANTAGE VT
                                        GROWTH FUND            DISCOVERY FUND            VALUE FUND           OPPORTUNITY FUND
                                        SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                           183,128                  12,200                  10,618                  15,892
                                        ============            ============            ============            ============
  Cost                                    $1,654,008                $236,386                $123,424                $370,556
                                        ============            ============            ============            ============
  Market value                            $2,054,694                $429,430                $113,720                $415,567
 Due from Sponsor Company                         --                      --                      --                      --
 Receivable from fund shares sold                 87                      17                       5                      17
 Other assets                                     --                       1                      --                      --
                                        ------------            ------------            ------------            ------------
 Total assets                              2,054,781                 429,448                 113,725                 415,584
                                        ------------            ------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                           87                      17                       5                      17
 Payable for fund shares
  purchased                                       --                      --                      --                      --
 Other liabilities                                --                      --                      --                      --
                                        ------------            ------------            ------------            ------------
 Total liabilities                                87                      17                       5                      17
                                        ------------            ------------            ------------            ------------
NET ASSETS:
 For contract liabilities                 $2,054,694                $429,431                $113,720                $415,567
                                        ============            ============            ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #               801,682                  16,989                   7,466                  23,132
 Minimum unit fair value #*                $2.294620              $23.903282              $14.787337              $17.075975
 Maximum unit fair value #*               $28.683952              $25.933633              $16.043596              $18.526761
 Contract liability                       $2,054,694                $429,431                $113,720                $415,567
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                    --                      --                      --                      --
 Minimum unit fair value #*                       --                      --                      --                      --
 Maximum unit fair value #*                       --                      --                      --                      --
 Contract liability                               --                      --                      --                      --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                           ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                              BALANCED WEALTH            INTERNATIONAL
                                             STRATEGY PORTFOLIO         VALUE PORTFOLIO
                                                SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $1,212,723                 $6,751,403
                                                ------------             --------------
EXPENSES:
 Administrative charges                             (110,523)                  (259,898)
 Mortality and expense risk charges                 (751,324)                (1,823,660)
                                                ------------             --------------
  Total expenses                                    (861,847)                (2,083,558)
                                                ------------             --------------
  Net investment income (loss)                       350,876                  4,667,845
                                                ------------             --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     1,786,631                (43,644,736)
 Net realized gain on distributions                       --                         --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         5,388,787                 63,091,329
                                                ------------             --------------
  Net gain (loss) on investments                   7,175,418                 19,446,593
                                                ------------             --------------
  Net increase (decrease) in net assets
   resulting from operations                      $7,526,294                $24,114,438
                                                ============             ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                         ALLIANCEBERNSTEIN VPS                           ALLIANCEBERNSTEIN VPS
                                             SMALL/MID CAP       ALLIANCEBERNSTEIN VPS       INTERNATIONAL
                                            VALUE PORTFOLIO         VALUE PORTFOLIO        GROWTH PORTFOLIO
                                              SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $112,354               $1,327,986                $67,411
                                             ------------            -------------           ------------
EXPENSES:
 Administrative charges                           (54,624)                (141,517)                    --
 Mortality and expense risk charges              (384,881)                (997,841)              (152,290)
                                             ------------            -------------           ------------
  Total expenses                                 (439,505)              (1,139,358)              (152,290)
                                             ------------            -------------           ------------
  Net investment income (loss)                   (327,151)                 188,628                (84,879)
                                             ------------            -------------           ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  2,327,204               (4,349,614)              (826,566)
 Net realized gain on distributions             1,535,079                       --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      5,018,096               25,901,451              1,922,330
                                             ------------            -------------           ------------
  Net gain (loss) on investments                8,880,379               21,551,837              1,095,764
                                             ------------            -------------           ------------
  Net increase (decrease) in net
   assets resulting from operations            $8,553,228              $21,740,465             $1,010,885
                                             ============            =============           ============

                                           INVESCO V.I.         INVESCO V.I.         INVESCO V.I.
                                            GOVERNMENT              HIGH            INTERNATIONAL
                                          SECURITIES FUND        YIELD FUND          GROWTH FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $416,488             $674,878             $11,439
                                            -----------          -----------          ----------
EXPENSES:
 Administrative charges                              --                   --                  --
 Mortality and expense risk charges            (288,667)            (263,996)            (11,116)
                                            -----------          -----------          ----------
  Total expenses                               (288,667)            (263,996)            (11,116)
                                            -----------          -----------          ----------
  Net investment income (loss)                  127,821              410,882                 323
                                            -----------          -----------          ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  100,519              393,277              62,304
 Net realized gain on distributions                  --                   --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (923,372)             (97,953)            112,976
                                            -----------          -----------          ----------
  Net gain (loss) on investments               (822,853)             295,324             175,280
                                            -----------          -----------          ----------
  Net increase (decrease) in net
   assets resulting from operations           $(695,032)            $706,206            $175,603
                                            ===========          ===========          ==========

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                               INVESCO V.I.            INVESCO V.I.
                                                DIVERSIFIED                MONEY
                                               DIVIDEND FUND            MARKET FUND
                                                SUB-ACCOUNT           SUB-ACCOUNT (1)
----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $1,432,818                 $2,287
                                               -------------            -----------
EXPENSES:
 Administrative charges                                   --                     --
 Mortality and expense risk charges                 (990,339)              (159,867)
                                               -------------            -----------
  Total expenses                                    (990,339)              (159,867)
                                               -------------            -----------
  Net investment income (loss)                       442,479               (157,580)
                                               -------------            -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     2,994,798                     --
 Net realized gain on distributions                       --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        13,184,265                     --
                                               -------------            -----------
  Net gain (loss) on investments                  16,179,063                     --
                                               -------------            -----------
  Net increase (decrease) in net assets
   resulting from operations                     $16,621,542              $(157,580)
                                               =============            ===========

(1)  Funded as of July 17, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                            AMERICAN FUNDS
                                                GLOBAL              AMERICAN FUNDS           AMERICAN FUNDS
                                             GROWTH FUND              GROWTH FUND          GROWTH-INCOME FUND
                                             SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $423,073               $1,616,262               $2,122,449
                                             ------------            -------------            -------------
EXPENSES:
 Administrative charges                           (46,089)                (222,916)                (211,346)
 Mortality and expense risk charges              (650,902)              (3,310,072)              (3,007,135)
                                             ------------            -------------            -------------
  Total expenses                                 (696,991)              (3,532,988)              (3,218,481)
                                             ------------            -------------            -------------
  Net investment income (loss)                   (273,918)              (1,916,726)              (1,096,032)
                                             ------------            -------------            -------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  4,496,397               17,962,980               14,048,486
 Net realized gain on distributions                    --                       --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      4,237,235               28,054,412               32,011,049
                                             ------------            -------------            -------------
  Net gain (loss) on investments                8,733,632               46,017,392               46,059,535
                                             ------------            -------------            -------------
  Net increase (decrease) in net
   assets resulting from operations            $8,459,714              $44,100,666              $44,963,503
                                             ============            =============            =============

                                                                                             WELLS FARGO
                                                                     AMERICAN FUNDS          ADVANTAGE VT
                                            AMERICAN FUNDS            GLOBAL SMALL              OMEGA
                                          INTERNATIONAL FUND      CAPITALIZATION FUND        GROWTH FUND
                                              SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $765,885                $163,932                $3,582
                                             -------------            ------------            ----------
EXPENSES:
 Administrative charges                            (71,799)                (22,929)                   --
 Mortality and expense risk charges             (1,088,170)               (343,050)              (41,944)
                                             -------------            ------------            ----------
  Total expenses                                (1,159,969)               (365,979)              (41,944)
                                             -------------            ------------            ----------
  Net investment income (loss)                    (394,084)               (202,047)              (38,362)
                                             -------------            ------------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   4,685,377               2,373,875               222,972
 Net realized gain on distributions                     --                      --               220,548
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       6,223,712               2,170,831               446,002
                                             -------------            ------------            ----------
  Net gain (loss) on investments                10,909,089               4,544,706               889,522
                                             -------------            ------------            ----------
  Net increase (decrease) in net
   assets resulting from operations            $10,515,005              $4,342,659              $851,160
                                             =============            ============            ==========

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                              FIDELITY(R) VIP      FIDELITY(R) VIP
                                               EQUITY-INCOME           GROWTH
                                                 PORTFOLIO            PORTFOLIO
                                                SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $1,534,644              $11,441
                                               -------------        -------------
EXPENSES:
 Administrative charges                             (163,591)             (68,916)
 Mortality and expense risk charges               (1,150,713)            (498,447)
                                               -------------        -------------
  Total expenses                                  (1,314,304)            (567,363)
                                               -------------        -------------
  Net investment income (loss)                       220,340             (555,922)
                                               -------------        -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    (3,905,290)           6,902,587
 Net realized gain on distributions                4,606,246               17,410
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        18,754,959            3,802,255
                                               -------------        -------------
  Net gain (loss) on investments                  19,455,915           10,722,252
                                               -------------        -------------
  Net increase (decrease) in net assets
   resulting from operations                     $19,676,255          $10,166,330
                                               =============        =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                        FIDELITY(R) VIP       FIDELITY(R) VIP          FIDELITY(R) VIP
                                          CONTRAFUND              MID CAP              VALUE STRATEGIES
                                           PORTFOLIO             PORTFOLIO                PORTFOLIO
                                          SUB-ACCOUNT           SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $2,379,912              $226,372                  $70,413
                                        --------------         -------------             ------------
EXPENSES:
 Administrative charges                       (700,166)             (188,640)                 (24,353)
 Mortality and expense risk charges         (4,637,986)           (1,346,433)                (190,045)
                                        --------------         -------------             ------------
  Total expenses                            (5,338,152)           (1,535,073)                (214,398)
                                        --------------         -------------             ------------
  Net investment income (loss)              (2,958,240)           (1,308,701)                (143,985)
                                        --------------         -------------             ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                             (10,731,859)            2,682,816                  695,182
 Net realized gain on distributions             83,343            11,194,985                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 104,052,632            16,112,324                2,579,229
                                        --------------         -------------             ------------
  Net gain (loss) on investments            93,404,116            29,990,125                3,274,411
                                        --------------         -------------             ------------
  Net increase (decrease) in net
   assets resulting from operations        $90,445,876           $28,681,424               $3,130,426
                                        ==============         =============             ============

                                           FIDELITY(R) VIP                                   FRANKLIN
                                           DYNAMIC CAPITAL            FRANKLIN            SMALL-MID CAP
                                             APPRECIATION              INCOME                 GROWTH
                                              PORTFOLIO           SECURITIES FUND        SECURITIES FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $7,724              $263,716                    $ --
                                             ------------            ----------            ------------
EXPENSES:
 Administrative charges                                --                    --                 (28,023)
 Mortality and expense risk charges               (93,641)              (46,185)               (413,115)
                                             ------------            ----------            ------------
  Total expenses                                  (93,641)              (46,185)               (441,138)
                                             ------------            ----------            ------------
  Net investment income (loss)                    (85,917)              217,531                (441,138)
                                             ------------            ----------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    689,642                50,628               1,725,998
 Net realized gain on distributions               531,527                    --               1,457,460
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        728,036               241,744               4,111,035
                                             ------------            ----------            ------------
  Net gain (loss) on investments                1,949,205               292,372               7,294,493
                                             ------------            ----------            ------------
  Net increase (decrease) in net
   assets resulting from operations            $1,863,288              $509,903              $6,853,355
                                             ============            ==========            ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                FRANKLIN               FRANKLIN
                                               SMALL CAP               STRATEGIC
                                                 VALUE                  INCOME
                                            SECURITIES FUND         SECURITIES FUND
                                              SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $9,518               $4,315,417
                                               ----------            -------------
EXPENSES:
 Administrative charges                                --                  (83,533)
 Mortality and expense risk charges                (8,374)              (1,310,397)
                                               ----------            -------------
  Total expenses                                   (8,374)              (1,393,930)
                                               ----------            -------------
  Net investment income (loss)                      1,144                2,921,487
                                               ----------            -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     59,650                2,182,032
 Net realized gain on distributions                13,699                  897,302
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        166,574               (4,951,560)
                                               ----------            -------------
  Net gain (loss) on investments                  239,923               (1,872,226)
                                               ----------            -------------
  Net increase (decrease) in net assets
   resulting from operations                     $241,067               $1,049,261
                                               ==========            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                        TEMPLETON
                                                                       DEVELOPING               TEMPLETON
                                             MUTUAL SHARES               MARKETS                  GROWTH
                                            SECURITIES FUND          SECURITIES FUND         SECURITIES FUND
                                              SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $1,209,275                 $283,038                $513,154
                                             -------------            -------------            ------------
EXPENSES:
 Administrative charges                            (71,439)                 (15,207)                (22,118)
 Mortality and expense risk charges             (1,075,774)                (243,918)               (330,704)
                                             -------------            -------------            ------------
  Total expenses                                (1,147,213)                (259,125)               (352,822)
                                             -------------            -------------            ------------
  Net investment income (loss)                      62,062                   23,913                 160,332
                                             -------------            -------------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   5,229,611                  666,460               1,297,175
 Net realized gain on distributions                     --                       --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       8,594,382               (1,079,719)              3,199,941
                                             -------------            -------------            ------------
  Net gain (loss) on investments                13,823,993                 (413,259)              4,497,116
                                             -------------            -------------            ------------
  Net increase (decrease) in net
   assets resulting from operations            $13,886,055                $(389,346)             $4,657,448
                                             =============            =============            ============


                                               MUTUAL              TEMPLETON              HARTFORD
                                          GLOBAL DISCOVERY        GLOBAL BOND             BALANCED
                                          SECURITIES FUND       SECURITIES FUND           HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $8,421              $74,134                $616,163
                                             ----------            ---------            ------------
EXPENSES:
 Administrative charges                              --                   --                 (87,950)
 Mortality and expense risk charges              (4,485)             (17,716)               (631,206)
                                             ----------            ---------            ------------
  Total expenses                                 (4,485)             (17,716)               (719,156)
                                             ----------            ---------            ------------
  Net investment income (loss)                    3,936               56,418                (102,993)
                                             ----------            ---------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   27,054               11,218               1,199,772
 Net realized gain on distributions              36,492               19,822                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       36,362              (80,980)              6,952,563
                                             ----------            ---------            ------------
  Net gain (loss) on investments                 99,908              (49,940)              8,152,335
                                             ----------            ---------            ------------
  Net increase (decrease) in net
   assets resulting from operations            $103,844               $6,478              $8,049,342
                                             ==========            =========            ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             HARTFORD            HARTFORD
                                              TOTAL               CAPITAL
                                           RETURN BOND         APPRECIATION
                                             HLS FUND            HLS FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $24,970,933            $922,985
                                          --------------       -------------
EXPENSES:
 Administrative charges                       (1,188,065)                 --
 Mortality and expense risk charges           (7,989,955)         (1,376,125)
                                          --------------       -------------
  Total expenses                              (9,178,020)         (1,376,125)
                                          --------------       -------------
  Net investment income (loss)                15,792,913            (453,140)
                                          --------------       -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 4,096,193          15,183,077
 Net realized gain on distributions                   --             275,643
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (32,066,841)         13,976,436
                                          --------------       -------------
  Net gain (loss) on investments             (27,970,648)         29,435,156
                                          --------------       -------------
  Net increase (decrease) in net assets
   resulting from operations                $(12,177,735)        $28,982,016
                                          ==============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                          HARTFORD
                                          DIVIDEND                HARTFORD               HARTFORD
                                         AND GROWTH           GLOBAL RESEARCH         GLOBAL GROWTH
                                          HLS FUND                HLS FUND               HLS FUND
                                         SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $6,074,912               $34,727                 $71,793
                                        -------------            ----------            ------------
EXPENSES:
 Administrative charges                      (714,110)                   --                 (19,308)
 Mortality and expense risk charges        (4,843,268)              (35,469)               (139,633)
                                        -------------            ----------            ------------
  Total expenses                           (5,557,378)              (35,469)               (158,941)
                                        -------------            ----------            ------------
  Net investment income (loss)                517,534                  (742)                (87,148)
                                        -------------            ----------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                             17,409,873               297,168                 118,641
 Net realized gain on distributions         9,541,053                    --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 71,371,039               231,281               2,930,955
                                        -------------            ----------            ------------
  Net gain (loss) on investments           98,321,965               528,449               3,049,596
                                        -------------            ----------            ------------
  Net increase (decrease) in net
   assets resulting from operations       $98,839,499              $527,707              $2,962,448
                                        =============            ==========            ============

                                          HARTFORD                                    HARTFORD
                                         DISCIPLINED               HARTFORD            GROWTH
                                           EQUITY                   GROWTH          OPPORTUNITIES
                                          HLS FUND                 HLS FUND           HLS FUND
                                         SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $1,914,335                 $15,055              $8,425
                                        -------------            ------------       -------------
EXPENSES:
 Administrative charges                      (456,499)                (42,294)           (178,442)
 Mortality and expense risk charges        (3,281,290)               (287,069)         (1,320,354)
                                        -------------            ------------       -------------
  Total expenses                           (3,737,789)               (329,363)         (1,498,796)
                                        -------------            ------------       -------------
  Net investment income (loss)             (1,823,454)               (314,308)         (1,490,371)
                                        -------------            ------------       -------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                             23,871,869               2,718,930           3,767,115
 Net realized gain on distributions                --                      --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 45,386,705               3,832,584          25,758,621
                                        -------------            ------------       -------------
  Net gain (loss) on investments           69,258,574               6,551,514          29,525,736
                                        -------------            ------------       -------------
  Net increase (decrease) in net
   assets resulting from operations       $67,435,120              $6,237,206         $28,035,365
                                        =============            ============       =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                            HARTFORD               HARTFORD
                                           HIGH YIELD                INDEX
                                            HLS FUND               HLS FUND
                                          SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $5,176,457               $329,822
                                          ------------            -----------
EXPENSES:
 Administrative charges                       (139,075)               (49,482)
 Mortality and expense risk charges           (978,808)              (379,078)
                                          ------------            -----------
  Total expenses                            (1,117,883)              (428,560)
                                          ------------            -----------
  Net investment income (loss)               4,058,574                (98,738)
                                          ------------            -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                               2,849,229              2,396,076
 Net realized gain on distributions                 --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  (3,873,156)             4,372,883
                                          ------------            -----------
  Net gain (loss) on investments            (1,023,927)             6,768,959
                                          ------------            -----------
  Net increase (decrease) in net assets
   resulting from operations                $3,034,647             $6,670,221
                                          ============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                          HARTFORD                HARTFORD
                                        INTERNATIONAL           SMALL/MID CAP            HARTFORD
                                        OPPORTUNITIES              EQUITY              MIDCAP VALUE
                                          HLS FUND                HLS FUND               HLS FUND
                                         SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $3,202,202                $214,508               $123,624
                                        ------------             -----------            -----------
EXPENSES:
 Administrative charges                     (291,647)                     --                     --
 Mortality and expense risk charges       (2,021,786)               (280,270)              (148,783)
                                        ------------             -----------            -----------
  Total expenses                          (2,313,433)               (280,270)              (148,783)
                                        ------------             -----------            -----------
  Net investment income (loss)               888,769                 (65,762)               (25,159)
                                        ------------             -----------            -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                              (826,734)              2,599,034              1,257,739
 Net realized gain on distributions               --               1,050,146                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                27,564,867               1,383,982              1,317,596
                                        ------------             -----------            -----------
  Net gain (loss) on investments          26,738,133               5,033,162              2,575,335
                                        ------------             -----------            -----------
  Net increase (decrease) in net
   assets resulting from operations      $27,626,902              $4,967,400             $2,550,176
                                        ============             ===========            ===========


                                              HARTFORD                HARTFORD                HARTFORD
                                           ULTRASHORT BOND         SMALL COMPANY          SMALLCAP GROWTH
                                              HLS FUND                HLS FUND                HLS FUND
                                           SUB-ACCOUNT (2)          SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                          $ --                 $41,453                $143,292
                                             -----------            ------------            ------------
EXPENSES:
 Administrative charges                         (235,097)                     --                 (73,772)
 Mortality and expense risk charges           (1,652,719)               (747,204)               (569,709)
                                             -----------            ------------            ------------
  Total expenses                              (1,887,816)               (747,204)               (643,481)
                                             -----------            ------------            ------------
  Net investment income (loss)                (1,887,816)               (705,751)               (500,189)
                                             -----------            ------------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    (1,898)              3,345,277               5,818,820
 Net realized gain on distributions                   --               3,553,040               4,374,759
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                            55              10,765,328               4,114,496
                                             -----------            ------------            ------------
  Net gain (loss) on investments                  (1,843)             17,663,645              14,308,075
                                             -----------            ------------            ------------
  Net increase (decrease) in net
   assets resulting from operations          $(1,889,659)            $16,957,894             $13,807,886
                                             ===========            ============            ============

(2)  Formerly Hartford Money Market HLS Fund. Change effective October 21, 2013.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                         HARTFORD
                                                 HARTFORD             U.S. GOVERNMENT
                                                  STOCK                 SECURITIES
                                                 HLS FUND                HLS FUND
                                               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $475,445               $4,031,530
                                               ------------            -------------
EXPENSES:
 Administrative charges                             (55,769)                (353,858)
 Mortality and expense risk charges                (389,608)              (2,464,520)
                                               ------------            -------------
  Total expenses                                   (445,377)              (2,818,378)
                                               ------------            -------------
  Net investment income (loss)                       30,068                1,213,152
                                               ------------            -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                      856,872               (5,199,859)
 Net realized gain on distributions                      --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        6,569,232               (2,459,827)
                                               ------------            -------------
  Net gain (loss) on investments                  7,426,104               (7,659,686)
                                               ------------            -------------
  Net increase (decrease) in net assets
   resulting from operations                     $7,456,172              $(6,446,534)
                                               ============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                          HARTFORD             AMERICAN FUNDS        AMERICAN FUNDS
                                            VALUE                   BOND              GLOBAL GROWTH
                                          HLS FUND                HLS FUND              HLS FUND
                                         SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $1,594,059               $123,339               $1,819
                                        -------------            -----------            ---------
EXPENSES:
 Administrative charges                      (206,926)                    --                   --
 Mortality and expense risk charges        (1,362,232)               (60,643)              (4,058)
                                        -------------            -----------            ---------
  Total expenses                           (1,569,158)               (60,643)              (4,058)
                                        -------------            -----------            ---------
  Net investment income (loss)                 24,901                 62,696               (2,239)
                                        -------------            -----------            ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                              7,934,767                 19,721               38,876
 Net realized gain on distributions                --                171,433               21,451
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 19,932,076               (446,193)              35,617
                                        -------------            -----------            ---------
  Net gain (loss) on investments           27,866,843               (255,039)              95,944
                                        -------------            -----------            ---------
  Net increase (decrease) in net
   assets resulting from operations       $27,891,744              $(192,343)             $93,705
                                        =============            ===========            =========

                                           AMERICAN FUNDS
                                            GLOBAL SMALL          AMERICAN FUNDS         AMERICAN FUNDS
                                           CAPITALIZATION             GROWTH             GROWTH-INCOME
                                              HLS FUND               HLS FUND               HLS FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $9,926                 $21,128               $30,167
                                             ----------            ------------            ----------
EXPENSES:
 Administrative charges                              --                      --                    --
 Mortality and expense risk charges             (10,464)                (46,109)              (26,205)
                                             ----------            ------------            ----------
  Total expenses                                (10,464)                (46,109)              (26,205)
                                             ----------            ------------            ----------
  Net investment income (loss)                     (538)                (24,981)                3,962
                                             ----------            ------------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   40,711                 361,840               174,191
 Net realized gain on distributions              99,108                 134,755                30,453
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       93,562                 632,966               478,097
                                             ----------            ------------            ----------
  Net gain (loss) on investments                233,381               1,129,561               682,741
                                             ----------            ------------            ----------
  Net increase (decrease) in net
   assets resulting from operations            $232,843              $1,104,580              $686,703
                                             ==========            ============            ==========

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             AMERICAN FUNDS      LORD ABBETT
                                             INTERNATIONAL       FUNDAMENTAL
                                                HLS FUND         EQUITY FUND
                                              SUB-ACCOUNT        SUB-ACCOUNT
----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $41,158            $111,747
                                               ----------       -------------
EXPENSES:
 Administrative charges                                --             (74,415)
 Mortality and expense risk charges               (38,225)           (449,014)
                                               ----------       -------------
  Total expenses                                  (38,225)           (523,429)
                                               ----------       -------------
  Net investment income (loss)                      2,933            (411,682)
                                               ----------       -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    109,421           2,748,748
 Net realized gain on distributions                68,494           5,956,994
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        485,295           2,552,397
                                               ----------       -------------
  Net gain (loss) on investments                  663,210          11,258,139
                                               ----------       -------------
  Net increase (decrease) in net assets
   resulting from operations                     $666,143         $10,846,457
                                               ==========       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                             LORD ABBETT
                                              CALIBRATED              LORD ABBETT        LORD ABBETT
                                               DIVIDEND                  BOND             GROWTH AND
                                             GROWTH FUND            DEBENTURE FUND       INCOME FUND
                                             SUB-ACCOUNT              SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $308,474               $3,681,176           $791,979
                                             ------------            -------------       ------------
EXPENSES:
 Administrative charges                           (41,677)                (191,423)          (315,336)
 Mortality and expense risk charges              (228,252)              (1,273,398)        (1,947,738)
                                             ------------            -------------       ------------
  Total expenses                                 (269,929)              (1,464,821)        (2,263,074)
                                             ------------            -------------       ------------
  Net investment income (loss)                     38,545                2,216,355         (1,471,095)
                                             ------------            -------------       ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  1,187,522                3,268,934            653,146
 Net realized gain on distributions             1,766,817                1,535,510                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      2,023,104               (1,010,383)        47,864,418
                                             ------------            -------------       ------------
  Net gain (loss) on investments                4,977,443                3,794,061         48,517,564
                                             ------------            -------------       ------------
  Net increase (decrease) in net
   assets resulting from operations            $5,015,988               $6,010,416        $47,046,469
                                             ============            =============       ============


                                                  LORD ABBETT
                                                    CLASSIC              MFS(R) CORE           MFS(R) GROWTH
                                                   STOCK FUND           EQUITY SERIES              SERIES
                                                  SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                             $90,877               $33,281                 $11,861
                                                  ------------            ----------            ------------
EXPENSES:
 Administrative charges                                (24,787)               (4,085)                 (6,900)
 Mortality and expense risk charges                   (158,414)              (58,895)                (89,675)
                                                  ------------            ----------            ------------
  Total expenses                                      (183,201)              (62,980)                (96,575)
                                                  ------------            ----------            ------------
  Net investment income (loss)                         (92,324)              (29,699)                (84,714)
                                                  ------------            ----------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                       1,924,969               271,215                 481,108
 Net realized gain on distributions                    966,442                    --                  37,571
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                             271,012               675,386               1,100,050
                                                  ------------            ----------            ------------
  Net gain (loss) on investments                     3,162,423               946,601               1,618,729
                                                  ------------            ----------            ------------
  Net increase (decrease) in net
   assets resulting from operations                 $3,070,099              $916,902              $1,534,015
                                                  ============            ==========            ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                            MFS(R) INVESTORS
                                                 GROWTH            MFS(R) INVESTORS
                                              STOCK SERIES           TRUST SERIES
                                              SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $19,046                 $89,000
                                               ----------            ------------
EXPENSES:
 Administrative charges                            (4,288)                (10,737)
 Mortality and expense risk charges               (53,593)               (155,767)
                                               ----------            ------------
  Total expenses                                  (57,881)               (166,504)
                                               ----------            ------------
  Net investment income (loss)                    (38,835)                (77,504)
                                               ----------            ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    337,765                 890,670
 Net realized gain on distributions                95,272                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        351,076               1,365,212
                                               ----------            ------------
  Net gain (loss) on investments                  784,113               2,255,882
                                               ----------            ------------
  Net increase (decrease) in net assets
   resulting from operations                     $745,278              $2,178,378
                                               ==========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                       INVESCO V.I.
                                        MFS(R) TOTAL            MFS(R) VALUE            EQUITY AND
                                        RETURN SERIES              SERIES              INCOME FUND
                                         SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT (3)
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $1,462,937               $19,161                $454,888
                                        -------------            ----------            ------------
EXPENSES:
 Administrative charges                      (106,161)                   --                 (17,061)
 Mortality and expense risk charges        (1,515,677)              (20,721)               (495,579)
                                        -------------            ----------            ------------
  Total expenses                           (1,621,838)              (20,721)               (512,640)
                                        -------------            ----------            ------------
  Net investment income (loss)               (158,901)               (1,560)                (57,752)
                                        -------------            ----------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                              3,811,698               152,119               1,528,458
 Net realized gain on distributions                --                 5,880                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  9,632,350               432,370               4,785,815
                                        -------------            ----------            ------------
  Net gain (loss) on investments           13,444,048               590,369               6,314,273
                                        -------------            ----------            ------------
  Net increase (decrease) in net
   assets resulting from operations       $13,285,147              $588,809              $6,256,521
                                        =============            ==========            ============

                                             UIF CORE PLUS            UIF EMERGING             UIF EMERGING
                                             FIXED INCOME             MARKETS DEBT            MARKETS EQUITY
                                               PORTFOLIO                PORTFOLIO                PORTFOLIO
                                            SUB-ACCOUNT (4)            SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $3,688,649                 $296,980                 $557,875
                                             -------------            -------------            -------------
EXPENSES:
 Administrative charges                            (94,291)                  (9,081)                 (88,126)
 Mortality and expense risk charges             (1,289,080)                (132,536)                (711,236)
                                             -------------            -------------            -------------
  Total expenses                                (1,383,371)                (141,617)                (799,362)
                                             -------------            -------------            -------------
  Net investment income (loss)                   2,305,278                  155,363                 (241,487)
                                             -------------            -------------            -------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (8,128,183)                 203,259               (5,925,474)
 Net realized gain on distributions                     --                   91,028                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       4,401,620               (1,305,098)               4,445,478
                                             -------------            -------------            -------------
  Net gain (loss) on investments                (3,726,563)              (1,010,811)              (1,479,996)
                                             -------------            -------------            -------------
  Net increase (decrease) in net
   assets resulting from operations            $(1,421,285)               $(855,448)             $(1,721,483)
                                             =============            =============            =============

(3) Formerly Invesco Van Kampen V.I. Equity and Income Fund. Change effective April 29, 2013.

(4) Effective September 6, 2013 Morgan Stanley Flexible Income Portfolio merged with UIF Core Plus Fixed Income Portfolio.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                         UIF MID CAP
                                                 UIF GROWTH                GROWTH
                                                 PORTFOLIO                PORTFOLIO
                                          SUB-ACCOUNT (5)(6)(7)(8)       SUB-ACCOUNT
-----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                          $315,914                 $52,148
                                                ------------             -----------
EXPENSES:
 Administrative charges                              (89,462)                (39,232)
 Mortality and expense risk charges               (1,378,727)               (252,899)
                                                ------------             -----------
  Total expenses                                  (1,468,189)               (292,131)
                                                ------------             -----------
  Net investment income (loss)                    (1,152,275)               (239,983)
                                                ------------             -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    40,553,483                 620,782
 Net realized gain on distributions                9,636,461                 492,893
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (13,280,402)              5,211,996
                                                ------------             -----------
  Net gain (loss) on investments                  36,909,542               6,325,671
                                                ------------             -----------
  Net increase (decrease) in net assets
   resulting from operations                     $35,757,267              $6,085,688
                                                ============             ===========

(5)  Funded as of September 6, 2013.

(6) Effective September 6, 2013 Morgan Stanley Focus Growth Portfolio merged with UIF Growth Portfolio.

(7) Effective September 6, 2013 Morgan Stanley Multi Cap Growth Portfolio merged with UIF Growth Portfolio.

(8) Effective September 6, 2013 Morgan Stanley Growth Portfolio merged with UIF Growth Portfolio.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                  MORGAN STANLEY --
                                             INVESCO V.I.              MID CAP           MORGAN STANLEY --
                                               AMERICAN                GROWTH              MONEY MARKET
                                              VALUE FUND              PORTFOLIO              PORTFOLIO
                                           SUB-ACCOUNT (9)           SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $284,637                $58,298                 $5,556
                                             ------------            -----------            -----------
EXPENSES:
 Administrative charges                           (73,191)               (30,669)               (74,068)
 Mortality and expense risk charges              (739,516)              (302,664)              (918,474)
                                             ------------            -----------            -----------
  Total expenses                                 (812,707)              (333,333)              (992,542)
                                             ------------            -----------            -----------
  Net investment income (loss)                   (528,070)              (275,035)              (986,986)
                                             ------------            -----------            -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  1,209,453              2,519,028                     --
 Net realized gain on distributions                    --                 57,744                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     12,698,947              4,243,008                     --
                                             ------------            -----------            -----------
  Net gain (loss) on investments               13,908,400              6,819,780                     --
                                             ------------            -----------            -----------
  Net increase (decrease) in net
   assets resulting from operations           $13,380,330             $6,544,745              $(986,986)
                                             ============            ===========            ===========

                                          MORGAN STANLEY --
                                               GLOBAL               INVESCO V.I.             UIF SMALL
                                           INFRASTRUCTURE         EQUALLY-WEIGHTED        COMPANY GROWTH
                                              PORTFOLIO             S&P 500 FUND             PORTFOLIO
                                             SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $570,602              $1,028,679                   $ --
                                             -----------            ------------            -----------
EXPENSES:
 Administrative charges                          (34,502)                (91,293)                    --
 Mortality and expense risk charges             (326,531)             (1,057,761)              (158,403)
                                             -----------            ------------            -----------
  Total expenses                                (361,033)             (1,149,054)              (158,403)
                                             -----------            ------------            -----------
  Net investment income (loss)                   209,569                (120,375)              (158,403)
                                             -----------            ------------            -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 1,981,730               2,758,869              1,006,689
 Net realized gain on distributions            2,073,061               8,468,873                304,806
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (808,001)              7,970,787              2,870,549
                                             -----------            ------------            -----------
  Net gain (loss) on investments               3,246,790              19,198,529              4,182,044
                                             -----------            ------------            -----------
  Net increase (decrease) in net
   assets resulting from operations           $3,456,359             $19,078,154             $4,023,641
                                             ===========            ============            ===========

(9) Formerly Invesco Van Kampen V.I. American Value Fund. Change effective April 29, 2013.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                       OPPENHEIMER
                                                UIF GLOBAL              DISCOVERY
                                                FRANCHISE                MID CAP
                                                PORTFOLIO             GROWTH FUND/VA
                                               SUB-ACCOUNT           SUB-ACCOUNT (10)
----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $366,525                    $ --
                                               ------------            ------------
EXPENSES:
 Administrative charges                             (15,876)                (14,393)
 Mortality and expense risk charges                (273,965)               (101,997)
                                               ------------            ------------
  Total expenses                                   (289,841)               (116,390)
                                               ------------            ------------
  Net investment income (loss)                       76,684                (116,390)
                                               ------------            ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    1,073,707               1,293,457
 Net realized gain on distributions               1,194,639                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          (79,567)                961,832
                                               ------------            ------------
  Net gain (loss) on investments                  2,188,779               2,255,289
                                               ------------            ------------
  Net increase (decrease) in net assets
   resulting from operations                     $2,265,463              $2,138,899
                                               ============            ============

(10) Formerly Oppenheimer Small- & Mid-Cap Growth Fund/VA. Change effective April 30, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                         OPPENHEIMER
                                           CAPITAL                OPPENHEIMER             OPPENHEIMER
                                        APPRECIATION                GLOBAL                MAIN STREET
                                           FUND/VA                  FUND/VA                 FUND/VA
                                         SUB-ACCOUNT           SUB-ACCOUNT (11)           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $520,780               $2,457,199                $115,935
                                        -------------            -------------            ------------
EXPENSES:
 Administrative charges                      (123,964)                (400,587)                (19,907)
 Mortality and expense risk charges          (866,255)              (2,606,040)               (159,757)
                                        -------------            -------------            ------------
  Total expenses                             (990,219)              (3,006,627)               (179,664)
                                        -------------            -------------            ------------
  Net investment income (loss)               (469,439)                (549,428)                (63,729)
                                        -------------            -------------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                              7,968,738                5,037,961               1,209,501
 Net realized gain on distributions                --                       --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  7,191,504               41,131,031               2,057,610
                                        -------------            -------------            ------------
  Net gain (loss) on investments           15,160,242               46,168,992               3,267,111
                                        -------------            -------------            ------------
  Net increase (decrease) in net
   assets resulting from operations       $14,690,803              $45,619,564              $3,203,382
                                        =============            =============            ============

                                              OPPENHEIMER
                                              MAIN STREET          PUTNAM VT               PUTNAM VT
                                               SMALL CAP          DIVERSIFIED             GLOBAL ASSET
                                                FUND/VA           INCOME FUND           ALLOCATION FUND
                                           SUB-ACCOUNT (12)       SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $718,053          $2,770,588                $357,013
                                             -------------       -------------            ------------
EXPENSES:
 Administrative charges                           (186,580)           (131,795)                (32,209)
 Mortality and expense risk charges             (1,337,041)           (936,929)               (220,767)
                                             -------------       -------------            ------------
  Total expenses                                (1,523,621)         (1,068,724)               (252,976)
                                             -------------       -------------            ------------
  Net investment income (loss)                    (805,568)          1,701,864                 104,037
                                             -------------       -------------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  15,872,428          (2,727,575)              1,217,361
 Net realized gain on distributions              1,239,620                  --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      15,423,328           5,313,047               1,327,102
                                             -------------       -------------            ------------
  Net gain (loss) on investments                32,535,376           2,585,472               2,544,463
                                             -------------       -------------            ------------
  Net increase (decrease) in net
   assets resulting from operations            $31,729,808          $4,287,336              $2,648,500
                                             =============       =============            ============

(11) Formerly Oppenheimer Global Securities Fund/VA. Change effective April 30, 2013.

(12) Formerly Oppenheimer Main Street Small- & Mid-Cap Fund/VA. Change effective April 30, 2013.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                      PUTNAM VT               PUTNAM VT
                                      GROWTH AND            INTERNATIONAL
                                     INCOME FUND              VALUE FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $114,064                 $33,825
                                     ------------            ------------
EXPENSES:
 Administrative charges                   (12,966)                     --
 Mortality and expense risk
  charges                                 (88,749)               (103,432)
                                     ------------            ------------
  Total expenses                         (101,715)               (103,432)
                                     ------------            ------------
  Net investment income (loss)             12,349                 (69,607)
                                     ------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (572,270)                 57,689
 Net realized gain on
  distributions                                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           2,450,732               1,966,742
                                     ------------            ------------
  Net gain (loss) on
   investments                          1,878,462               2,024,431
                                     ------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $1,890,811              $1,954,824
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                          PUTNAM VT                                         PUTNAM VT
                                        INTERNATIONAL               PUTNAM VT               MULTI-CAP
                                         EQUITY FUND             INVESTORS FUND            GROWTH FUND
                                         SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $1,210,707                 $809,782                 $11,528
                                        --------------            -------------            ------------
EXPENSES:
 Administrative charges                       (142,347)                 (88,287)                     --
 Mortality and expense risk charges         (1,007,612)                (591,502)               (134,874)
                                        --------------            -------------            ------------
  Total expenses                            (1,149,959)                (679,789)               (134,874)
                                        --------------            -------------            ------------
  Net investment income (loss)                  60,748                  129,993                (123,346)
                                        --------------            -------------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                             (15,987,462)               5,561,113                 471,366
 Net realized gain on distributions                 --                       --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  31,964,148                6,973,869               3,019,909
                                        --------------            -------------            ------------
  Net gain (loss) on investments            15,976,686               12,534,982               3,491,275
                                        --------------            -------------            ------------
  Net increase (decrease) in net
   assets resulting from operations        $16,037,434              $12,664,975              $3,367,929
                                        ==============            =============            ============

                                          PUTNAM VT                PUTNAM VT
                                          SMALL CAP              GEORGE PUTNAM             PUTNAM VT
                                         VALUE FUND              BALANCED FUND            VOYAGER FUND
                                         SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $609,296                 $213,557                 $55,561
                                        -------------            -------------            ------------
EXPENSES:
 Administrative charges                      (114,773)                 (20,529)                (12,789)
 Mortality and expense risk charges          (837,357)                (132,537)                (89,392)
                                        -------------            -------------            ------------
  Total expenses                             (952,130)                (153,066)               (102,181)
                                        -------------            -------------            ------------
  Net investment income (loss)               (342,834)                  60,491                 (46,620)
                                        -------------            -------------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                             (8,297,618)              (1,834,929)                976,648
 Net realized gain on distributions         1,037,014                       --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 26,477,185                3,367,553               1,312,843
                                        -------------            -------------            ------------
  Net gain (loss) on investments           19,216,581                1,532,624               2,289,491
                                        -------------            -------------            ------------
  Net increase (decrease) in net
   assets resulting from operations       $18,873,747               $1,593,115              $2,242,871
                                        =============            =============            ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                PUTNAM VT              INVESCO V.I.
                                                  EQUITY                GROWTH AND
                                               INCOME FUND              INCOME FUND
                                               SUB-ACCOUNT           SUB-ACCOUNT (13)
-----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $472,150               $1,151,924
                                               ------------            -------------
EXPENSES:
 Administrative charges                                  --                 (172,916)
 Mortality and expense risk charges                (313,288)              (1,483,529)
                                               ------------            -------------
  Total expenses                                   (313,288)              (1,656,445)
                                               ------------            -------------
  Net investment income (loss)                      158,862                 (504,521)
                                               ------------            -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    5,392,601               10,382,447
 Net realized gain on distributions                      --                  780,444
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          504,230               18,678,702
                                               ------------            -------------
  Net gain (loss) on investments                  5,896,831               29,841,593
                                               ------------            -------------
  Net increase (decrease) in net assets
   resulting from operations                     $6,055,693              $29,337,072
                                               ============            =============

(13) Formerly Invesco Van Kampen V.I. Growth and Income Fund. Change effective April 29, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                             INVESCO V.I.
                                             INVESCO V.I.             INVESCO V.I.             MID CAP
                                             COMSTOCK FUND         AMERICAN FRANCHISE        GROWTH FUND
                                           SUB-ACCOUNT (14)         SUB-ACCOUNT (15)       SUB-ACCOUNT (16)
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $1,370,268                 $3,586                 $2,029
                                             -------------             ----------             ----------
EXPENSES:
 Administrative charges                           (184,690)                (1,928)                    --
 Mortality and expense risk charges             (1,667,712)               (31,456)               (18,759)
                                             -------------             ----------             ----------
  Total expenses                                (1,852,402)               (33,384)               (18,759)
                                             -------------             ----------             ----------
  Net investment income (loss)                    (482,134)               (29,798)               (16,730)
                                             -------------             ----------             ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   9,360,513                371,984                 32,021
 Net realized gain on distributions                     --                     --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      23,234,099                165,729                247,873
                                             -------------             ----------             ----------
  Net gain (loss) on investments                32,594,612                537,713                279,894
                                             -------------             ----------             ----------
  Net increase (decrease) in net
   assets resulting from operations            $32,112,478               $507,915               $263,164
                                             =============             ==========             ==========

                                            WELLS FARGO           WELLS FARGO
                                           ADVANTAGE VT          ADVANTAGE VT
                                            INDEX ASSET          TOTAL RETURN
                                          ALLOCATION FUND          BOND FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $6,534                $26,374
                                             ---------            -----------
EXPENSES:
 Administrative charges                           (805)                (4,163)
 Mortality and expense risk charges             (6,434)               (31,191)
                                             ---------            -----------
  Total expenses                                (7,239)               (35,354)
                                             ---------            -----------
  Net investment income (loss)                    (705)                (8,980)
                                             ---------            -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  12,456                 10,044
 Net realized gain on distributions                 --                 69,443
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      52,548               (162,204)
                                             ---------            -----------
  Net gain (loss) on investments                65,004                (82,717)
                                             ---------            -----------
  Net increase (decrease) in net
   assets resulting from operations            $64,299               $(91,697)
                                             =========            ===========

(14) Formerly Invesco Van Kampen V.I. Comstock Fund. Change effective April 29, 2013.

(15) Formerly Invesco Van Kampen V.I. American Franchise Fund. Change effective April 29, 2013.

(16) Formerly Invesco Van Kampen V.I. Mid Cap Growth Fund. Change effective April 29, 2013.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                              WELLS FARGO           WELLS FARGO
                                              ADVANTAGE VT         ADVANTAGE VT
                                               INTRINSIC           INTERNATIONAL
                                               VALUE FUND           EQUITY FUND
                                              SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $15,359               $3,758
                                               ----------            ---------
EXPENSES:
 Administrative charges                            (2,937)                  --
 Mortality and expense risk charges               (17,662)              (3,580)
                                               ----------            ---------
  Total expenses                                  (20,599)              (3,580)
                                               ----------            ---------
  Net investment income (loss)                     (5,240)                 178
                                               ----------            ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    104,061                3,944
 Net realized gain on distributions                    --                8,738
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        270,247               15,125
                                               ----------            ---------
  Net gain (loss) on investments                  374,308               27,807
                                               ----------            ---------
  Net increase (decrease) in net assets
   resulting from operations                     $369,068              $27,985
                                               ==========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                              WELLS FARGO                                 WELLS FARGO
                                              ADVANTAGE VT          WELLS FARGO          ADVANTAGE VT          WELLS FARGO
                                               SMALL CAP            ADVANTAGE VT           SMALL CAP           ADVANTAGE VT
                                              GROWTH FUND          DISCOVERY FUND         VALUE FUND         OPPORTUNITY FUND
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                           $ --                   $30                 $802                  $810
                                               ----------            ----------            ---------            ----------
EXPENSES:
 Administrative charges                            (3,957)                   --                   --                    --
 Mortality and expense risk charges               (27,211)               (5,846)              (1,868)               (5,947)
                                               ----------            ----------            ---------            ----------
  Total expenses                                  (31,168)               (5,846)              (1,868)               (5,947)
                                               ----------            ----------            ---------            ----------
  Net investment income (loss)                    (31,168)               (5,816)              (1,066)               (5,137)
                                               ----------            ----------            ---------            ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     48,992                33,504               (2,899)                5,454
 Net realized gain on distributions               105,135                11,572                   --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        667,782               100,839               17,393                99,856
                                               ----------            ----------            ---------            ----------
  Net gain (loss) on investments                  821,909               145,915               14,494               105,310
                                               ----------            ----------            ---------            ----------
  Net increase (decrease) in net assets
   resulting from operations                     $790,741              $140,099              $13,428              $100,173
                                               ==========            ==========            =========            ==========

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                          ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS
                                             BALANCED WEALTH          INTERNATIONAL
                                            STRATEGY PORTFOLIO       VALUE PORTFOLIO
                                               SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $350,876              $4,667,845
 Net realized gain (loss) on security
  transactions                                    1,786,631             (43,644,736)
 Net realized gain on distributions                      --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        5,388,787              63,091,329
                                               ------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                       7,526,294              24,114,438
                                               ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                          594,102               1,164,441
 Net transfers                                  (11,510,612)            (47,405,209)
 Surrenders for benefit payments and
  fees                                          (17,732,651)            (39,980,011)
 Other transactions                                 206,828                 780,902
 Death benefits                                    (925,939)             (2,606,844)
 Net annuity transactions                                --                   4,333
                                               ------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions              (29,368,272)            (88,042,388)
                                               ------------            ------------
 Net increase (decrease) in net assets          (21,841,978)            (63,927,950)
NET ASSETS:
 Beginning of year                               65,909,035             163,898,336
                                               ------------            ------------
 End of year                                    $44,067,057             $99,970,386
                                               ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                        ALLIANCEBERNSTEIN VPS                            ALLIANCEBERNSTEIN VPS
                                            SMALL/MID CAP       ALLIANCEBERNSTEIN VPS        INTERNATIONAL
                                           VALUE PORTFOLIO         VALUE PORTFOLIO          GROWTH PORTFOLIO
                                             SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $(327,151)               $188,628                 $(84,879)
 Net realized gain (loss) on security
  transactions                                  2,327,204              (4,349,614)                (826,566)
 Net realized gain on distributions             1,535,079                      --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      5,018,096              25,901,451                1,922,330
                                             ------------            ------------             ------------
 Net increase (decrease) in net assets
  resulting from operations                     8,553,228              21,740,465                1,010,885
                                             ------------            ------------             ------------
UNIT TRANSACTIONS:
 Purchases                                        158,141                 660,519                   85,716
 Net transfers                                 (1,481,372)            (26,241,060)              (1,891,117)
 Surrenders for benefit payments and
  fees                                         (9,441,945)            (21,577,737)              (2,403,567)
 Other transactions                               131,240                 347,969                   67,513
 Death benefits                                  (485,661)             (1,363,961)                (319,573)
 Net annuity transactions                          (2,693)                  1,895                       --
                                             ------------            ------------             ------------
 Net increase (decrease) in net assets
  resulting from unit transactions            (11,122,290)            (48,172,375)              (4,461,028)
                                             ------------            ------------             ------------
 Net increase (decrease) in net assets         (2,569,062)            (26,431,910)              (3,450,143)
NET ASSETS:
 Beginning of year                             28,407,777              82,321,666               10,988,655
                                             ------------            ------------             ------------
 End of year                                  $25,838,715             $55,889,756               $7,538,512
                                             ============            ============             ============

                                             INVESCO V.I.       INVESCO V.I.           INVESCO V.I.
                                              GOVERNMENT            HIGH               INTERNATIONAL
                                           SECURITIES FUND       YIELD FUND             GROWTH FUND
                                             SUB-ACCOUNT        SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $127,821           $410,882                   $323
 Net realized gain (loss) on security
  transactions                                    100,519            393,277                 62,304
 Net realized gain on distributions                    --                 --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (923,372)           (97,953)               112,976
                                             ------------       ------------            -----------
 Net increase (decrease) in net assets
  resulting from operations                      (695,032)           706,206                175,603
                                             ------------       ------------            -----------
UNIT TRANSACTIONS:
 Purchases                                         32,070             34,875                  3,000
 Net transfers                                    184,511            186,427                (39,093)
 Surrenders for benefit payments and
  fees                                         (3,498,759)        (3,538,275)               (76,008)
 Other transactions                                    (3)                10                      1
 Death benefits                                  (533,449)          (333,475)               (30,700)
 Net annuity transactions                              --            110,303                     --
                                             ------------       ------------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (3,815,630)        (3,540,135)              (142,800)
                                             ------------       ------------            -----------
 Net increase (decrease) in net assets         (4,510,662)        (2,833,929)                32,803
NET ASSETS:
 Beginning of year                             16,347,534         15,820,202              1,065,264
                                             ------------       ------------            -----------
 End of year                                  $11,836,872        $12,986,273             $1,098,067
                                             ============       ============            ===========

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                          INVESCO V.I.             INVESCO V.I.
                                           DIVERSIFIED                MONEY
                                          DIVIDEND FUND            MARKET FUND
                                           SUB-ACCOUNT           SUB-ACCOUNT (1)
------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $442,479                $(157,580)
 Net realized gain (loss) on security
  transactions                               2,994,798                       --
 Net realized gain on distributions                 --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  13,184,265                       --
                                          ------------             ------------
 Net increase (decrease) in net assets
  resulting from operations                 16,621,542                 (157,580)
                                          ------------             ------------
UNIT TRANSACTIONS:
 Purchases                                     130,386                  285,742
 Net transfers                                (405,876)              69,850,281
 Surrenders for benefit payments and
  fees                                      (9,802,667)             (32,122,352)
 Other transactions                             (3,354)                 259,205
 Death benefits                             (2,862,278)                (317,143)
 Net annuity transactions                      152,779                       --
                                          ------------             ------------
 Net increase (decrease) in net assets
  resulting from unit transactions         (12,791,010)              37,955,733
                                          ------------             ------------
 Net increase (decrease) in net assets       3,830,532               37,798,153
NET ASSETS:
 Beginning of year                          62,188,170                       --
                                          ------------             ------------
 End of year                               $66,018,702              $37,798,153
                                          ============             ============

(1)  Funded as of July 17, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                            AMERICAN FUNDS
                                                GLOBAL              AMERICAN FUNDS          AMERICAN FUNDS
                                             GROWTH FUND             GROWTH FUND          GROWTH-INCOME FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $(273,918)            $(1,916,726)            $(1,096,032)
 Net realized gain (loss) on security
  transactions                                  4,496,397              17,962,980              14,048,486
 Net realized gain on distributions                    --                      --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      4,237,235              28,054,412              32,011,049
                                             ------------            ------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                     8,459,714              44,100,666              44,963,503
                                             ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                         52,687                 652,137                 650,159
 Net transfers                                 (2,163,201)             (6,008,555)             (4,358,476)
 Surrenders for benefit payments and
  fees                                         (7,114,384)            (36,601,695)            (33,902,509)
 Other transactions                                   250                   3,964                   1,958
 Death benefits                                  (656,131)             (5,025,488)             (4,838,461)
 Net annuity transactions                          68,574                 667,107                 840,910
                                             ------------            ------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions             (9,812,205)            (46,312,530)            (41,606,419)
                                             ------------            ------------            ------------
 Net increase (decrease) in net assets         (1,352,491)             (2,211,864)              3,357,084
NET ASSETS:
 Beginning of year                             37,458,032             182,970,591             164,643,394
                                             ------------            ------------            ------------
 End of year                                  $36,105,541            $180,758,727            $168,000,478
                                             ============            ============            ============

                                                                                            WELLS FARGO
                                                                   AMERICAN FUNDS          ADVANTAGE VT
                                            AMERICAN FUNDS          GLOBAL SMALL               OMEGA
                                          INTERNATIONAL FUND     CAPITALIZATION FUND        GROWTH FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $(394,084)             $(202,047)              $(38,362)
 Net realized gain (loss) on security
  transactions                                  4,685,377              2,373,875                222,972
 Net realized gain on distributions                    --                     --                220,548
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      6,223,712              2,170,831                446,002
                                             ------------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                    10,515,005              4,342,659                851,160
                                             ------------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                         98,548                  2,845                  2,499
 Net transfers                                 (1,248,065)              (880,891)              (227,663)
 Surrenders for benefit payments and
  fees                                        (13,311,438)            (4,110,001)              (427,433)
 Other transactions                                   284                     98                      1
 Death benefits                                (1,628,420)              (302,055)               (17,291)
 Net annuity transactions                         210,411                 91,950                     --
                                             ------------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (15,878,680)            (5,198,054)              (669,887)
                                             ------------            -----------            -----------
 Net increase (decrease) in net assets         (5,363,675)              (855,395)               181,273
NET ASSETS:
 Beginning of year                             63,751,033             19,223,575              2,561,880
                                             ------------            -----------            -----------
 End of year                                  $58,387,358            $18,368,180             $2,743,153
                                             ============            ===========            ===========

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                          FIDELITY(R) VIP       FIDELITY(R) VIP
                                           EQUITY-INCOME            GROWTH
                                             PORTFOLIO             PORTFOLIO
                                            SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $220,340             $(555,922)
 Net realized gain (loss) on security
  transactions                                (3,905,290)            6,902,587
 Net realized gain on distributions            4,606,246                17,410
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    18,754,959             3,802,255
                                          --------------        --------------
 Net increase (decrease) in net assets
  resulting from operations                   19,676,255            10,166,330
                                          --------------        --------------
UNIT TRANSACTIONS:
 Purchases                                       584,669               390,860
 Net transfers                               (14,072,750)          (12,024,763)
 Surrenders for benefit payments and
  fees                                       (23,846,083)          (11,328,368)
 Other transactions                              290,865               155,948
 Death benefits                               (1,409,812)             (473,353)
 Net annuity transactions                          9,086                 2,065
                                          --------------        --------------
 Net increase (decrease) in net assets
  resulting from unit transactions           (38,444,025)          (23,277,611)
                                          --------------        --------------
 Net increase (decrease) in net assets       (18,767,770)          (13,111,281)
NET ASSETS:
 Beginning of year                            89,916,855            40,555,290
                                          --------------        --------------
 End of year                                 $71,149,085           $27,444,009
                                          ==============        ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                        FIDELITY(R) VIP       FIDELITY(R) VIP           FIDELITY(R) VIP
                                          CONTRAFUND              MID CAP              VALUE STRATEGIES
                                           PORTFOLIO             PORTFOLIO                 PORTFOLIO
                                          SUB-ACCOUNT           SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $(2,958,240)         $(1,308,701)                $(143,985)
 Net realized gain (loss) on security
  transactions                              (10,731,859)           2,682,816                   695,182
 Net realized gain on distributions              83,343           11,194,985                        --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  104,052,632           16,112,324                 2,579,229
                                        ---------------       --------------             -------------
 Net increase (decrease) in net assets
  resulting from operations                  90,445,876           28,681,424                 3,130,426
                                        ---------------       --------------             -------------
UNIT TRANSACTIONS:
 Purchases                                    3,890,723              773,654                   133,005
 Net transfers                              (63,677,224)         (13,342,067)               (1,381,665)
 Surrenders for benefit payments and
  fees                                     (112,848,448)         (29,915,557)               (3,489,439)
 Other transactions                           1,792,095              378,281                    49,265
 Death benefits                              (4,795,343)          (1,435,775)                  (70,447)
 Net annuity transactions                       194,717                2,927                    11,238
                                        ---------------       --------------             -------------
 Net increase (decrease) in net assets
  resulting from unit transactions         (175,443,480)         (43,538,537)               (4,748,043)
                                        ---------------       --------------             -------------
 Net increase (decrease) in net assets      (84,997,604)         (14,857,113)               (1,617,617)
NET ASSETS:
 Beginning of year                          394,673,248          105,346,954                12,743,430
                                        ---------------       --------------             -------------
 End of year                               $309,675,644          $90,489,841               $11,125,813
                                        ===============       ==============             =============

                                            FIDELITY(R) VIP                                     FRANKLIN
                                            DYNAMIC CAPITAL             FRANKLIN              SMALL-MID CAP
                                             APPRECIATION                INCOME                  GROWTH
                                               PORTFOLIO            SECURITIES FUND          SECURITIES FUND
                                              SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $(85,917)               $217,531                $(441,138)
 Net realized gain (loss) on security
  transactions                                     689,642                  50,628                1,725,998
 Net realized gain on distributions                531,527                      --                1,457,460
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         728,036                 241,744                4,111,035
                                             -------------            ------------            -------------
 Net increase (decrease) in net assets
  resulting from operations                      1,863,288                 509,903                6,853,355
                                             -------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                          87,795                     363                   46,477
 Net transfers                                   1,860,586                 184,593                 (279,080)
 Surrenders for benefit payments and
  fees                                          (1,346,457)               (205,255)              (4,408,660)
 Other transactions                                 14,296                      --                      530
 Death benefits                                    (60,849)                (27,100)                (352,774)
 Net annuity transactions                               --                  (2,073)                  83,366
                                             -------------            ------------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions                 555,371                 (49,472)              (4,910,141)
                                             -------------            ------------            -------------
 Net increase (decrease) in net assets           2,418,659                 460,431                1,943,214
NET ASSETS:
 Beginning of year                               4,878,077               4,044,496               21,352,705
                                             -------------            ------------            -------------
 End of year                                    $7,296,736              $4,504,927              $23,295,919
                                             =============            ============            =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                FRANKLIN                FRANKLIN
                                               SMALL CAP               STRATEGIC
                                                 VALUE                   INCOME
                                            SECURITIES FUND         SECURITIES FUND
                                              SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $1,144                $2,921,487
 Net realized gain (loss) on security
  transactions                                     59,650                 2,182,032
 Net realized gain on distributions                13,699                   897,302
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        166,574                (4,951,560)
                                               ----------            --------------
 Net increase (decrease) in net assets
  resulting from operations                       241,067                 1,049,261
                                               ----------            --------------
UNIT TRANSACTIONS:
 Purchases                                          2,000                   178,169
 Net transfers                                    (36,503)               (1,874,559)
 Surrenders for benefit payments and
  fees                                            (41,563)              (16,629,166)
 Other transactions                                     1                       (23)
 Death benefits                                   (18,772)               (1,917,482)
 Net annuity transactions                              --                   579,062
                                               ----------            --------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (94,837)              (19,663,999)
                                               ----------            --------------
 Net increase (decrease) in net assets            146,230               (18,614,738)
NET ASSETS:
 Beginning of year                                755,818                81,403,803
                                               ----------            --------------
 End of year                                     $902,048               $62,789,065
                                               ==========            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                         TEMPLETON
                                                                        DEVELOPING                TEMPLETON
                                             MUTUAL SHARES                MARKETS                  GROWTH
                                            SECURITIES FUND           SECURITIES FUND          SECURITIES FUND
                                              SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $62,062                  $23,913                 $160,332
 Net realized gain (loss) on security
  transactions                                    5,229,611                  666,460                1,297,175
 Net realized gain on distributions                      --                       --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        8,594,382               (1,079,719)               3,199,941
                                             --------------            -------------            -------------
 Net increase (decrease) in net assets
  resulting from operations                      13,886,055                 (389,346)               4,657,448
                                             --------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                          262,097                    7,549                   30,902
 Net transfers                                   (2,235,676)                 (39,474)              (1,313,669)
 Surrenders for benefit payments and
  fees                                          (11,790,376)              (3,588,359)              (4,510,962)
 Other transactions                                   1,225                      (47)                   1,137
 Death benefits                                  (1,553,638)                (155,922)                (470,283)
 Net annuity transactions                           105,297                  (17,693)                  (5,446)
                                             --------------            -------------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions              (15,211,071)              (3,793,946)              (6,268,321)
                                             --------------            -------------            -------------
 Net increase (decrease) in net assets           (1,325,016)              (4,183,292)              (1,610,873)
NET ASSETS:
 Beginning of year                               59,638,157               15,635,259               19,167,651
                                             --------------            -------------            -------------
 End of year                                    $58,313,141              $11,451,967              $17,556,778
                                             ==============            =============            =============


                                               MUTUAL               TEMPLETON            HARTFORD
                                          GLOBAL DISCOVERY         GLOBAL BOND           BALANCED
                                          SECURITIES FUND        SECURITIES FUND         HLS FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $3,936                 $56,418            $(102,993)
 Net realized gain (loss) on security
  transactions                                   27,054                  11,218            1,199,772
 Net realized gain on distributions              36,492                  19,822                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       36,362                 (80,980)           6,952,563
                                             ----------            ------------       --------------
 Net increase (decrease) in net assets
  resulting from operations                     103,844                   6,478            8,049,342
                                             ----------            ------------       --------------
UNIT TRANSACTIONS:
 Purchases                                          250                      --              639,826
 Net transfers                                  (82,547)                 66,238             (559,374)
 Surrenders for benefit payments and
  fees                                          (12,434)                (84,743)         (12,041,688)
 Other transactions                                  --                      --               68,919
 Death benefits                                      --                 (13,834)            (662,997)
 Net annuity transactions                            --                      --               (3,215)
                                             ----------            ------------       --------------
 Net increase (decrease) in net assets
  resulting from unit transactions              (94,731)                (32,339)         (12,558,529)
                                             ----------            ------------       --------------
 Net increase (decrease) in net assets            9,113                 (25,861)          (4,509,187)
NET ASSETS:
 Beginning of year                              428,172               1,675,724           46,881,825
                                             ----------            ------------       --------------
 End of year                                   $437,285              $1,649,863          $42,372,638
                                             ==========            ============       ==============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             HARTFORD              HARTFORD
                                               TOTAL               CAPITAL
                                            RETURN BOND          APPRECIATION
                                             HLS FUND              HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $15,792,913            $(453,140)
 Net realized gain (loss) on security
  transactions                                  4,096,193           15,183,077
 Net realized gain on distributions                    --              275,643
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (32,066,841)          13,976,436
                                          ---------------       --------------
 Net increase (decrease) in net assets
  resulting from operations                   (12,177,735)          28,982,016
                                          ---------------       --------------
UNIT TRANSACTIONS:
 Purchases                                      4,208,792              901,737
 Net transfers                                316,643,865           19,757,414
 Surrenders for benefit payments and
  fees                                       (181,655,476)         (24,824,699)
 Other transactions                             2,235,799              275,566
 Death benefits                               (10,233,410)          (1,317,439)
 Net annuity transactions                         (67,849)              11,840
                                          ---------------       --------------
 Net increase (decrease) in net assets
  resulting from unit transactions            131,131,721           (5,195,581)
                                          ---------------       --------------
 Net increase (decrease) in net assets        118,953,986           23,786,435
NET ASSETS:
 Beginning of year                            603,732,869           83,839,708
                                          ---------------       --------------
 End of year                                 $722,686,855         $107,626,143
                                          ===============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                           HARTFORD
                                           DIVIDEND                  HARTFORD                HARTFORD
                                          AND GROWTH             GLOBAL RESEARCH           GLOBAL GROWTH
                                           HLS FUND                  HLS FUND                HLS FUND
                                          SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $517,534                   $(742)                $(87,148)
 Net realized gain (loss) on security
  transactions                               17,409,873                 297,168                  118,641
 Net realized gain on distributions           9,541,053                      --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   71,371,039                 231,281                2,930,955
                                        ---------------            ------------            -------------
 Net increase (decrease) in net assets
  resulting from operations                  98,839,499                 527,707                2,962,448
                                        ---------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                    4,014,659                  11,833                  250,314
 Net transfers                              (63,032,917)                648,749                 (690,897)
 Surrenders for benefit payments and
  fees                                     (112,788,790)               (545,229)              (2,478,694)
 Other transactions                           1,741,372                   5,481                   25,912
 Death benefits                              (6,329,452)                 (5,523)                 (77,075)
 Net annuity transactions                        12,154                      --                   (1,095)
                                        ---------------            ------------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions         (176,382,974)                115,311               (2,971,535)
                                        ---------------            ------------            -------------
 Net increase (decrease) in net assets      (77,543,475)                643,018                   (9,087)
NET ASSETS:
 Beginning of year                          401,660,718               1,821,865               10,087,638
                                        ---------------            ------------            -------------
 End of year                               $324,117,243              $2,464,883              $10,078,551
                                        ===============            ============            =============

                                           HARTFORD                                   HARTFORD
                                          DISCIPLINED            HARTFORD              GROWTH
                                            EQUITY                GROWTH           OPPORTUNITIES
                                           HLS FUND              HLS FUND             HLS FUND
                                          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $(1,823,454)           $(314,308)         $(1,490,371)
 Net realized gain (loss) on security
  transactions                               23,871,869            2,718,930            3,767,115
 Net realized gain on distributions                  --                   --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   45,386,705            3,832,584           25,758,621
                                        ---------------       --------------       --------------
 Net increase (decrease) in net assets
  resulting from operations                  67,435,120            6,237,206           28,035,365
                                        ---------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                    1,858,664              230,244              846,542
 Net transfers                              (32,416,982)          (5,674,146)           8,279,908
 Surrenders for benefit payments and
  fees                                      (67,429,653)          (7,042,774)         (24,309,893)
 Other transactions                             714,776               83,852              288,542
 Death benefits                              (4,053,023)            (353,304)          (1,820,302)
 Net annuity transactions                         7,387               (5,698)              (5,089)
                                        ---------------       --------------       --------------
 Net increase (decrease) in net assets
  resulting from unit transactions         (101,318,831)         (12,761,826)         (16,720,292)
                                        ---------------       --------------       --------------
 Net increase (decrease) in net assets      (33,883,711)          (6,524,620)          11,315,073
NET ASSETS:
 Beginning of year                          243,023,429           24,577,308           91,736,573
                                        ---------------       --------------       --------------
 End of year                               $209,139,718          $18,052,688         $103,051,646
                                        ===============       ==============       ==============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             HARTFORD             HARTFORD
                                            HIGH YIELD             INDEX
                                             HLS FUND             HLS FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $4,058,574             $(98,738)
 Net realized gain (loss) on security
  transactions                                 2,849,229            2,396,076
 Net realized gain on distributions                   --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (3,873,156)           4,372,883
                                          --------------       --------------
 Net increase (decrease) in net assets
  resulting from operations                    3,034,647            6,670,221
                                          --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                       385,576              198,171
 Net transfers                               (15,815,299)          (7,193,602)
 Surrenders for benefit payments and
  fees                                       (23,532,290)          (7,049,421)
 Other transactions                              361,135               94,644
 Death benefits                               (1,071,079)            (337,585)
 Net annuity transactions                            633               (5,808)
                                          --------------       --------------
 Net increase (decrease) in net assets
  resulting from unit transactions           (39,671,324)         (14,293,601)
                                          --------------       --------------
 Net increase (decrease) in net assets       (36,636,677)          (7,623,380)
NET ASSETS:
 Beginning of year                            88,284,781           27,792,640
                                          --------------       --------------
 End of year                                 $51,648,104          $20,169,260
                                          ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                           HARTFORD             HARTFORD
                                        INTERNATIONAL        SMALL/MID CAP          HARTFORD
                                        OPPORTUNITIES            EQUITY           MIDCAP VALUE
                                           HLS FUND             HLS FUND            HLS FUND
                                         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $888,769             $(65,762)           $(25,159)
 Net realized gain (loss) on security
  transactions                                (826,734)           2,599,034           1,257,739
 Net realized gain on distributions                 --            1,050,146                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  27,564,867            1,383,982           1,317,596
                                        --------------       --------------       -------------
 Net increase (decrease) in net assets
  resulting from operations                 27,626,902            4,967,400           2,550,176
                                        --------------       --------------       -------------
UNIT TRANSACTIONS:
 Purchases                                   1,418,400              114,474             117,111
 Net transfers                              24,968,174           (5,734,613)          3,723,614
 Surrenders for benefit payments and
  fees                                     (41,515,350)          (4,678,789)         (2,634,987)
 Other transactions                            418,141               60,663              39,525
 Death benefits                             (2,042,482)            (131,493)            (39,822)
 Net annuity transactions                       (3,882)              32,584                  --
                                        --------------       --------------       -------------
 Net increase (decrease) in net assets
  resulting from unit transactions         (16,756,999)         (10,337,174)          1,205,441
                                        --------------       --------------       -------------
 Net increase (decrease) in net assets      10,869,903           (5,369,774)          3,755,617
NET ASSETS:
 Beginning of year                         151,315,132           17,801,615           6,920,442
                                        --------------       --------------       -------------
 End of year                              $162,185,035          $12,431,841         $10,676,059
                                        ==============       ==============       =============


                                                     HARTFORD                   HARTFORD                  HARTFORD
                                                  ULTRASHORT BOND            SMALL COMPANY            SMALLCAP GROWTH
                                                     HLS FUND                   HLS FUND                  HLS FUND
                                                  SUB-ACCOUNT (2)             SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                         $(1,887,816)                $(705,751)                $(500,189)
 Net realized gain (loss) on security
  transactions                                             (1,898)                3,345,277                 5,818,820
 Net realized gain on distributions                            --                 3,553,040                 4,374,759
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                                     55                10,765,328                 4,114,496
                                                  ---------------            --------------            --------------
 Net increase (decrease) in net assets
  resulting from operations                            (1,889,659)               16,957,894                13,807,886
                                                  ---------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                              6,225,208                   573,200                   319,164
 Net transfers                                        106,712,488                 3,648,353                (2,916,806)
 Surrenders for benefit payments and
  fees                                               (155,503,578)              (14,081,801)              (11,313,011)
 Other transactions                                     2,089,865                   293,698                    67,617
 Death benefits                                        (3,285,418)                 (781,564)                 (379,856)
 Net annuity transactions                                  (3,898)                    5,239                    (1,488)
                                                  ---------------            --------------            --------------
 Net increase (decrease) in net assets
  resulting from unit transactions                    (43,765,333)              (10,342,875)              (14,224,380)
                                                  ---------------            --------------            --------------
 Net increase (decrease) in net assets                (45,654,992)                6,615,019                  (416,494)
NET ASSETS:
 Beginning of year                                    136,103,610                45,314,531                37,822,393
                                                  ---------------            --------------            --------------
 End of year                                          $90,448,618               $51,929,550               $37,405,899
                                                  ===============            ==============            ==============

(2)  Formerly Hartford Money Market HLS Fund. Change effective October 21, 2013.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                    HARTFORD
                                            HARTFORD             U.S. GOVERNMENT
                                             STOCK                 SECURITIES
                                            HLS FUND                HLS FUND
                                          SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $30,068               $1,213,152
 Net realized gain (loss) on security
  transactions                                 856,872               (5,199,859)
 Net realized gain on distributions                 --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   6,569,232               (2,459,827)
                                          ------------            -------------
 Net increase (decrease) in net assets
  resulting from operations                  7,456,172               (6,446,534)
                                          ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                     227,372                1,344,535
 Net transfers                              (3,636,419)             (37,199,838)
 Surrenders for benefit payments and
  fees                                      (6,420,734)             (55,140,431)
 Other transactions                             90,766                  767,223
 Death benefits                               (230,401)              (4,923,545)
 Net annuity transactions                       (3,436)                  50,622
                                          ------------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions          (9,972,852)             (95,101,434)
                                          ------------            -------------
 Net increase (decrease) in net assets      (2,516,680)            (101,547,968)
NET ASSETS:
 Beginning of year                          28,705,195              231,525,940
                                          ------------            -------------
 End of year                               $26,188,515             $129,977,972
                                          ============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                          HARTFORD            AMERICAN FUNDS         AMERICAN FUNDS
                                           VALUE                   BOND              GLOBAL GROWTH
                                          HLS FUND               HLS FUND               HLS FUND
                                        SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $24,901                $62,696               $(2,239)
 Net realized gain (loss) on security
  transactions                             7,934,767                 19,721                38,876
 Net realized gain on distributions               --                171,433                21,451
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                19,932,076               (446,193)               35,617
                                        ------------            -----------            ----------
 Net increase (decrease) in net assets
  resulting from operations               27,891,744               (192,343)               93,705
                                        ------------            -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                 1,153,031                  9,300                   238
 Net transfers                            (6,247,853)               822,747               (54,183)
 Surrenders for benefit payments and
  fees                                   (30,342,357)              (378,869)              (10,688)
 Other transactions                          520,621                     (1)                   --
 Death benefits                           (1,688,620)              (117,899)              (13,238)
 Net annuity transactions                     (2,244)                    --                    --
                                        ------------            -----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions       (36,607,422)               335,278               (77,871)
                                        ------------            -----------            ----------
 Net increase (decrease) in net assets    (8,715,678)               142,935                15,834
NET ASSETS:
 Beginning of year                       107,470,519              5,582,152               377,755
                                        ------------            -----------            ----------
 End of year                             $98,754,841             $5,725,087              $393,589
                                        ============            ===========            ==========

                                           AMERICAN FUNDS
                                            GLOBAL SMALL          AMERICAN FUNDS         AMERICAN FUNDS
                                           CAPITALIZATION             GROWTH              GROWTH-INCOME
                                              HLS FUND               HLS FUND               HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $(538)              $(24,981)                $3,962
 Net realized gain (loss) on security
  transactions                                    40,711                361,840                174,191
 Net realized gain on distributions               99,108                134,755                 30,453
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        93,562                632,966                478,097
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                      232,843              1,104,580                686,703
                                             -----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                           370                  8,425                    300
 Net transfers                                   (13,189)              (336,663)               (93,107)
 Surrenders for benefit payments and
  fees                                           (50,820)              (291,073)              (148,178)
 Other transactions                                    1                      1                     (1)
 Death benefits                                   (9,510)               (77,448)               (18,865)
 Net annuity transactions                             --                     --                     --
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions               (73,148)              (696,758)              (259,851)
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets           159,695                407,822                426,852
NET ASSETS:
 Beginning of year                               888,914              4,206,239              2,297,589
                                             -----------            -----------            -----------
 End of year                                  $1,048,609             $4,614,061             $2,724,441
                                             ===========            ===========            ===========

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             AMERICAN FUNDS      LORD ABBETT
                                              INTERNATIONAL      FUNDAMENTAL
                                                HLS FUND         EQUITY FUND
                                               SUB-ACCOUNT       SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $2,933          $(411,682)
 Net realized gain (loss) on security
  transactions                                     109,421          2,748,748
 Net realized gain on distributions                 68,494          5,956,994
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         485,295          2,552,397
                                               -----------       ------------
 Net increase (decrease) in net assets
  resulting from operations                        666,143         10,846,457
                                               -----------       ------------
UNIT TRANSACTIONS:
 Purchases                                           5,180            305,318
 Net transfers                                     (68,343)        19,757,769
 Surrenders for benefit payments and
  fees                                            (196,715)        (9,732,971)
 Other transactions                                     --            121,980
 Death benefits                                    (38,909)          (454,919)
 Net annuity transactions                               --              9,326
                                               -----------       ------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (298,787)        10,006,503
                                               -----------       ------------
 Net increase (decrease) in net assets             367,356         20,852,960
NET ASSETS:
 Beginning of year                               3,425,676         29,389,122
                                               -----------       ------------
 End of year                                    $3,793,032        $50,242,082
                                               ===========       ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                        LORD ABBETT
                                         CALIBRATED             LORD ABBETT        LORD ABBETT
                                          DIVIDEND                  BOND            GROWTH AND
                                        GROWTH FUND            DEBENTURE FUND      INCOME FUND
                                        SUB-ACCOUNT             SUB-ACCOUNT        SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $38,545              $2,216,355        $(1,471,095)
 Net realized gain (loss) on security
  transactions                             1,187,522               3,268,934            653,146
 Net realized gain on distributions        1,766,817               1,535,510                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 2,023,104              (1,010,383)        47,864,418
                                        ------------            ------------       ------------
 Net increase (decrease) in net assets
  resulting from operations                5,015,988               6,010,416         47,046,469
                                        ------------            ------------       ------------
UNIT TRANSACTIONS:
 Purchases                                   190,554                 859,249          1,938,766
 Net transfers                            (1,263,012)            (17,726,363)       (10,160,050)
 Surrenders for benefit payments and
  fees                                    (6,355,734)            (29,896,817)       (53,811,275)
 Other transactions                           49,847                 416,708          1,091,100
 Death benefits                             (305,616)             (2,364,640)        (2,064,370)
 Net annuity transactions                      4,607                  61,017             27,277
                                        ------------            ------------       ------------
 Net increase (decrease) in net assets
  resulting from unit transactions        (7,679,354)            (48,650,846)       (62,978,552)
                                        ------------            ------------       ------------
 Net increase (decrease) in net assets    (2,663,366)            (42,640,430)       (15,932,083)
NET ASSETS:
 Beginning of year                        22,229,657             117,575,253        165,419,905
                                        ------------            ------------       ------------
 End of year                             $19,566,291             $74,934,823       $149,487,822
                                        ============            ============       ============


                                        LORD ABBETT
                                          CLASSIC               MFS(R) CORE           MFS(R) GROWTH
                                         STOCK FUND            EQUITY SERIES             SERIES
                                        SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $(92,324)              $(29,699)              $(84,714)
 Net realized gain (loss) on security
  transactions                             1,924,969                271,215                481,108
 Net realized gain on distributions          966,442                     --                 37,571
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   271,012                675,386              1,100,050
                                        ------------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                3,070,099                916,902              1,534,015
                                        ------------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                   154,271                  5,409                     --
 Net transfers                            (4,038,749)               224,646                107,318
 Surrenders for benefit payments and
  fees                                    (3,186,466)              (680,091)              (970,474)
 Other transactions                           51,118                     --                    841
 Death benefits                             (258,912)              (124,213)              (100,772)
 Net annuity transactions                     (7,144)                    --                 18,949
                                        ------------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions        (7,285,882)              (574,249)              (944,138)
                                        ------------            -----------            -----------
 Net increase (decrease) in net assets    (4,215,783)               342,653                589,877
NET ASSETS:
 Beginning of year                        14,009,560              3,096,394              4,936,552
                                        ------------            -----------            -----------
 End of year                              $9,793,777             $3,439,047             $5,526,429
                                        ============            ===========            ===========

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             MFS(R) INVESTORS
                                                  GROWTH             MFS(R) INVESTORS
                                               STOCK SERIES            TRUST SERIES
                                               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $(38,835)                $(77,504)
 Net realized gain (loss) on security
  transactions                                      337,765                  890,670
 Net realized gain on distributions                  95,272                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          351,076                1,365,212
                                               ------------            -------------
 Net increase (decrease) in net assets
  resulting from operations                         745,278                2,178,378
                                               ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                            5,028                   10,135
 Net transfers                                      (75,312)                  36,374
 Surrenders for benefit payments and
  fees                                             (906,682)              (1,923,758)
 Other transactions                                    (360)                      (1)
 Death benefits                                     (18,967)                (234,035)
 Net annuity transactions                            10,705                   24,255
                                               ------------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions                 (985,588)              (2,087,030)
                                               ------------            -------------
 Net increase (decrease) in net assets             (240,310)                  91,348
NET ASSETS:
 Beginning of year                                3,042,071                8,300,905
                                               ------------            -------------
 End of year                                     $2,801,761               $8,392,253
                                               ============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                   INVESCO V.I.
                                  MFS(R) TOTAL             MFS(R) VALUE             EQUITY AND
                                 RETURN SERIES                SERIES                INCOME FUND
                                  SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT (3)
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(158,901)                $(1,560)                $(57,752)
 Net realized gain (loss) on
  security transactions               3,811,698                 152,119                1,528,458
 Net realized gain on
  distributions                              --                   5,880                       --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                     9,632,350                 432,370                4,785,815
                                 --------------            ------------            -------------
 Net increase (decrease) in net
  assets resulting from
  operations                         13,285,147                 588,809                6,256,521
                                 --------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                              399,011                   8,000                   48,594
 Net transfers                         (634,691)               (137,525)                (105,658)
 Surrenders for benefit
  payments and fees                 (17,621,978)               (137,146)              (4,859,962)
 Other transactions                        (825)                      2                   (2,136)
 Death benefits                      (2,462,476)                (54,277)              (1,241,952)
 Net annuity transactions               252,395                      --                  204,856
                                 --------------            ------------            -------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                      (20,068,564)               (320,946)              (5,956,258)
                                 --------------            ------------            -------------
 Net increase (decrease) in net
  assets                             (6,783,417)                267,863                  300,263
NET ASSETS:
 Beginning of year                   87,769,480               1,869,208               29,875,777
                                 --------------            ------------            -------------
 End of year                        $80,986,063              $2,137,071              $30,176,040
                                 ==============            ============            =============

                                      UIF CORE PLUS             UIF EMERGING              UIF EMERGING
                                       FIXED INCOME             MARKETS DEBT             MARKETS EQUITY
                                        PORTFOLIO                 PORTFOLIO                PORTFOLIO
                                     SUB-ACCOUNT (4)             SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------  ---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $2,305,278                 $155,363                 $(241,487)
 Net realized gain (loss) on
  security transactions                   (8,128,183)                 203,259                (5,925,474)
 Net realized gain on
  distributions                                   --                   91,028                        --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          4,401,620               (1,305,098)                4,445,478
                                      --------------            -------------            --------------
 Net increase (decrease) in net
  assets resulting from
  operations                              (1,421,285)                (855,448)               (1,721,483)
                                      --------------            -------------            --------------
UNIT TRANSACTIONS:
 Purchases                                   224,920                   18,647                   296,458
 Net transfers                            (3,892,749)                (468,355)              (11,269,567)
 Surrenders for benefit
  payments and fees                      (13,982,989)              (1,480,957)              (12,924,847)
 Other transactions                              564                     (330)                  180,425
 Death benefits                           (2,339,286)                 (80,821)                 (638,959)
 Net annuity transactions                    577,175                   75,032                    29,980
                                      --------------            -------------            --------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                           (19,412,365)              (1,936,784)              (24,326,510)
                                      --------------            -------------            --------------
 Net increase (decrease) in net
  assets                                 (20,833,650)              (2,792,232)              (26,047,993)
NET ASSETS:
 Beginning of year                        84,947,029                8,997,184                62,206,062
                                      --------------            -------------            --------------
 End of year                             $64,113,379               $6,204,952               $36,158,069
                                      ==============            =============            ==============

(3) Formerly Invesco Van Kampen V.I. Equity and Income Fund. Change effective April 29, 2013.

(4) Effective September 6, 2013 Morgan Stanley Flexible Income Portfolio merged with UIF Core Plus Fixed Income Portfolio.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                       UIF MID CAP
                                                  UIF GROWTH              GROWTH
                                                  PORTFOLIO             PORTFOLIO
                                           SUB-ACCOUNT (5)(6)(7)(8)    SUB-ACCOUNT
-----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $(1,152,275)            $(239,983)
 Net realized gain (loss) on security
  transactions                                      40,553,483               620,782
 Net realized gain on distributions                  9,636,461               492,893
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         (13,280,402)            5,211,996
                                                --------------        --------------
 Net increase (decrease) in net assets
  resulting from operations                         35,757,267             6,085,688
                                                --------------        --------------
UNIT TRANSACTIONS:
 Purchases                                             139,860               194,164
 Net transfers                                      (4,309,624)           (8,226,849)
 Surrenders for benefit payments and
  fees                                             (14,825,448)           (6,519,908)
 Other transactions                                     (2,162)               36,505
 Death benefits                                     (3,709,475)             (417,252)
 Net annuity transactions                              441,812               (10,182)
                                                --------------        --------------
 Net increase (decrease) in net assets
  resulting from unit transactions                 (22,265,037)          (14,943,522)
                                                --------------        --------------
 Net increase (decrease) in net assets              13,492,230            (8,857,834)
NET ASSETS:
 Beginning of year                                  90,118,828            23,924,115
                                                --------------        --------------
 End of year                                      $103,611,058           $15,066,281
                                                ==============        ==============

(5)  Funded as of September 6, 2013.

(6) Effective September 6, 2013 Morgan Stanley Focus Growth Portfolio merged with UIF Growth Portfolio.

(7) Effective September 6, 2013 Morgan Stanley Multi Cap Growth Portfolio merged with UIF Growth Portfolio.

(8) Effective September 6, 2013 Morgan Stanley Growth Portfolio merged with UIF Growth Portfolio.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              MORGAN STANLEY --
                                       INVESCO V.I.                MID CAP             MORGAN STANLEY --
                                         AMERICAN                  GROWTH                 MONEY MARKET
                                        VALUE FUND                PORTFOLIO                PORTFOLIO
                                     SUB-ACCOUNT (9)             SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(528,070)               $(275,035)                $(986,986)
 Net realized gain (loss) on
  security transactions                    1,209,453                2,519,028                        --
 Net realized gain on
  distributions                                   --                   57,744                        --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         12,698,947                4,243,008                        --
                                      --------------            -------------            --------------
 Net increase (decrease) in net
  assets resulting from
  operations                              13,380,330                6,544,745                  (986,986)
                                      --------------            -------------            --------------
UNIT TRANSACTIONS:
 Purchases                                   144,007                   53,975                    41,765
 Net transfers                            (3,532,464)                (681,652)               26,698,637
 Surrenders for benefit
  payments and fees                      (10,354,306)              (2,983,462)              (38,834,323)
 Other transactions                           37,032                      280                     1,158
 Death benefits                             (809,628)                (412,984)               (1,262,223)
 Net annuity transactions                     35,769                  (10,260)                  124,083
                                      --------------            -------------            --------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                           (14,479,590)              (4,034,103)              (13,230,903)
                                      --------------            -------------            --------------
 Net increase (decrease) in net
  assets                                  (1,099,260)               2,510,642               (14,217,889)
NET ASSETS:
 Beginning of year                        47,707,166               20,443,800                64,282,061
                                      --------------            -------------            --------------
 End of year                             $46,607,906              $22,954,442               $50,064,172
                                      ==============            =============            ==============

                                    MORGAN STANLEY --
                                         GLOBAL                 INVESCO V.I.               UIF SMALL
                                     INFRASTRUCTURE           EQUALLY-WEIGHTED          COMPANY GROWTH
                                        PORTFOLIO               S&P 500 FUND               PORTFOLIO
                                       SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
-------------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $209,569                 $(120,375)               $(158,403)
 Net realized gain (loss) on
  security transactions                   1,981,730                 2,758,869                1,006,689
 Net realized gain on
  distributions                           2,073,061                 8,468,873                  304,806
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          (808,001)                7,970,787                2,870,549
                                      -------------            --------------            -------------
 Net increase (decrease) in net
  assets resulting from
  operations                              3,456,359                19,078,154                4,023,641
                                      -------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                                   52,372                   318,818                   10,308
 Net transfers                             (522,456)                 (326,521)                (410,390)
 Surrenders for benefit
  payments and fees                      (3,636,068)              (12,252,598)              (2,197,758)
 Other transactions                             196                    (1,705)                       2
 Death benefits                            (969,377)               (1,908,419)                (246,445)
 Net annuity transactions                   323,390                   134,656                       --
                                      -------------            --------------            -------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                           (4,751,943)              (14,035,769)              (2,844,283)
                                      -------------            --------------            -------------
 Net increase (decrease) in net
  assets                                 (1,295,584)                5,042,385                1,179,358
NET ASSETS:
 Beginning of year                       24,087,757                63,201,975                7,216,190
                                      -------------            --------------            -------------
 End of year                            $22,792,173               $68,244,360               $8,395,548
                                      =============            ==============            =============

(9) Formerly Invesco Van Kampen V.I. American Value Fund. Change effective April 29, 2013.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                  OPPENHEIMER
                                           UIF GLOBAL              DISCOVERY
                                           FRANCHISE                MID CAP
                                           PORTFOLIO             GROWTH FUND/VA
                                          SUB-ACCOUNT           SUB-ACCOUNT (10)
-----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $76,684               $(116,390)
 Net realized gain (loss) on security
  transactions                               1,073,707               1,293,457
 Net realized gain on distributions          1,194,639                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (79,567)                961,832
                                          ------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                  2,265,463               2,138,899
                                          ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                       3,744                  54,335
 Net transfers                                (367,440)             (2,798,534)
 Surrenders for benefit payments and
  fees                                      (3,194,409)             (1,802,200)
 Other transactions                                (26)                 15,870
 Death benefits                               (157,499)               (221,945)
 Net annuity transactions                       14,412                      --
                                          ------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions          (3,701,218)             (4,752,474)
                                          ------------            ------------
 Net increase (decrease) in net assets      (1,435,755)             (2,613,575)
NET ASSETS:
 Beginning of year                          14,639,859               8,751,374
                                          ------------            ------------
 End of year                               $13,204,104              $6,137,799
                                          ============            ============

(10) Formerly Oppenheimer Small- & Mid-Cap Growth Fund/VA. Change effective April 30, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                        OPPENHEIMER
                                          CAPITAL               OPPENHEIMER        OPPENHEIMER
                                        APPRECIATION               GLOBAL          MAIN STREET
                                          FUND/VA                 FUND/VA            FUND/VA
                                        SUB-ACCOUNT           SUB-ACCOUNT (11)     SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(469,439)              $(549,428)         $(63,729)
 Net realized gain (loss) on security
  transactions                             7,968,738               5,037,961         1,209,501
 Net realized gain on distributions               --                      --                --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 7,191,504              41,131,031         2,057,610
                                        ------------            ------------       -----------
 Net increase (decrease) in net assets
  resulting from operations               14,690,803              45,619,564         3,203,382
                                        ------------            ------------       -----------
UNIT TRANSACTIONS:
 Purchases                                   639,534               2,378,861            65,991
 Net transfers                           (19,600,091)            (24,060,846)       (2,557,985)
 Surrenders for benefit payments and
  fees                                   (18,828,346)            (67,897,224)       (2,734,335)
 Other transactions                          313,614               1,244,117            35,505
 Death benefits                           (1,173,181)             (2,768,985)         (173,660)
 Net annuity transactions                     (1,961)                 29,690                --
                                        ------------            ------------       -----------
 Net increase (decrease) in net assets
  resulting from unit transactions       (38,650,431)            (91,074,387)       (5,364,484)
                                        ------------            ------------       -----------
 Net increase (decrease) in net assets   (23,959,628)            (45,454,823)       (2,161,102)
NET ASSETS:
 Beginning of year                        72,518,537             225,078,149        13,289,962
                                        ------------            ------------       -----------
 End of year                             $48,558,909            $179,623,326       $11,128,860
                                        ============            ============       ===========

                                             OPPENHEIMER
                                             MAIN STREET         PUTNAM VT               PUTNAM VT
                                              SMALL CAP         DIVERSIFIED             GLOBAL ASSET
                                               FUND/VA          INCOME FUND           ALLOCATION FUND
                                           SUB-ACCOUNT (12)     SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $(805,568)        $1,701,864                $104,037
 Net realized gain (loss) on security
  transactions                                 15,872,428         (2,727,575)              1,217,361
 Net realized gain on distributions             1,239,620                 --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     15,423,328          5,313,047               1,327,102
                                             ------------       ------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                    31,729,808          4,287,336               2,648,500
                                             ------------       ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                      1,010,281            984,415                 159,861
 Net transfers                                (27,376,505)       (29,347,767)             (3,172,555)
 Surrenders for benefit payments and
  fees                                        (27,638,124)       (21,345,860)             (5,910,712)
 Other transactions                               374,486            520,846                 140,894
 Death benefits                                (1,604,401)        (1,306,614)               (548,050)
 Net annuity transactions                           5,358             (4,996)                (20,428)
                                             ------------       ------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions            (55,228,905)       (50,499,976)             (9,350,990)
                                             ------------       ------------            ------------
 Net increase (decrease) in net assets        (23,499,097)       (46,212,640)             (6,702,490)
NET ASSETS:
 Beginning of year                            104,568,493         93,902,667              19,223,295
                                             ------------       ------------            ------------
 End of year                                  $81,069,396        $47,690,027             $12,520,805
                                             ============       ============            ============

(11) Formerly Oppenheimer Global Securities Fund/VA. Change effective April 30, 2013.

(12) Formerly Oppenheimer Main Street Small- & Mid-Cap Fund/VA. Change effective April 30, 2013.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                            PUTNAM VT           PUTNAM VT
                                           GROWTH AND         INTERNATIONAL
                                           INCOME FUND         VALUE FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $12,349            $(69,607)
 Net realized gain (loss) on security
  transactions                                 (572,270)             57,689
 Net realized gain on distributions                  --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    2,450,732           1,966,742
                                          -------------       -------------
 Net increase (decrease) in net assets
  resulting from operations                   1,890,811           1,954,824
                                          -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                      123,305              40,754
 Net transfers                                  (81,712)         15,925,826
 Surrenders for benefit payments and
  fees                                       (1,832,494)         (1,741,635)
 Other transactions                               7,765              16,682
 Death benefits                                (115,382)            (32,120)
 Net annuity transactions                            --                  --
                                          -------------       -------------
 Net increase (decrease) in net assets
  resulting from unit transactions           (1,898,518)         14,209,507
                                          -------------       -------------
 Net increase (decrease) in net assets           (7,707)         16,164,331
NET ASSETS:
 Beginning of year                            6,312,345           1,269,112
                                          -------------       -------------
 End of year                                 $6,304,638         $17,433,443
                                          =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                          PUTNAM VT                                 PUTNAM VT
                                        INTERNATIONAL          PUTNAM VT            MULTI-CAP
                                         EQUITY FUND         INVESTORS FUND        GROWTH FUND
                                         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $60,748             $129,993           $(123,346)
 Net realized gain (loss) on security
  transactions                             (15,987,462)           5,561,113             471,366
 Net realized gain on distributions                 --                   --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  31,964,148            6,973,869           3,019,909
                                        --------------       --------------       -------------
 Net increase (decrease) in net assets
  resulting from operations                 16,037,434           12,664,975           3,367,929
                                        --------------       --------------       -------------
UNIT TRANSACTIONS:
 Purchases                                     727,862              508,738              47,998
 Net transfers                             (22,922,667)         (17,923,781)         18,523,066
 Surrenders for benefit payments and
  fees                                     (21,429,225)         (14,081,320)         (2,289,160)
 Other transactions                            300,679              351,096              42,606
 Death benefits                             (1,154,642)            (918,060)           (147,415)
 Net annuity transactions                        5,577               11,924                  --
                                        --------------       --------------       -------------
 Net increase (decrease) in net assets
  resulting from unit transactions         (44,472,416)         (32,051,403)         16,177,095
                                        --------------       --------------       -------------
 Net increase (decrease) in net assets     (28,434,982)         (19,386,428)         19,545,024
NET ASSETS:
 Beginning of year                          85,659,021           51,866,518           2,319,259
                                        --------------       --------------       -------------
 End of year                               $57,224,039          $32,480,090         $21,864,283
                                        ==============       ==============       =============

                                          PUTNAM VT                 PUTNAM VT
                                          SMALL CAP               GEORGE PUTNAM              PUTNAM VT
                                          VALUE FUND              BALANCED FUND            VOYAGER FUND
                                         SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $(342,834)                 $60,491                 $(46,620)
 Net realized gain (loss) on security
  transactions                              (8,297,618)              (1,834,929)                 976,648
 Net realized gain on distributions          1,037,014                       --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  26,477,185                3,367,553                1,312,843
                                        --------------            -------------            -------------
 Net increase (decrease) in net assets
  resulting from operations                 18,873,747                1,593,115                2,242,871
                                        --------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                     528,777                  201,014                   30,587
 Net transfers                             (23,049,684)              (2,086,458)                (199,419)
 Surrenders for benefit payments and
  fees                                     (18,087,634)              (4,466,736)              (2,030,390)
 Other transactions                            189,731                  268,391                   31,468
 Death benefits                               (701,617)                (249,819)                 (62,895)
 Net annuity transactions                        3,247                     (509)                      --
                                        --------------            -------------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions         (41,117,180)              (6,334,117)              (2,230,649)
                                        --------------            -------------            -------------
 Net increase (decrease) in net assets     (22,243,433)              (4,741,002)                  12,222
NET ASSETS:
 Beginning of year                          66,978,312               12,247,234                6,876,843
                                        --------------            -------------            -------------
 End of year                               $44,734,879               $7,506,232               $6,889,065
                                        ==============            =============            =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                            PUTNAM VT               INVESCO V.I.
                                             EQUITY                  GROWTH AND
                                           INCOME FUND              INCOME FUND
                                           SUB-ACCOUNT            SUB-ACCOUNT (13)
--------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $158,862                 $(504,521)
 Net realized gain (loss) on security
  transactions                                5,392,601                10,382,447
 Net realized gain on distributions                  --                   780,444
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      504,230                18,678,702
                                          -------------            --------------
 Net increase (decrease) in net assets
  resulting from operations                   6,055,693                29,337,072
                                          -------------            --------------
UNIT TRANSACTIONS:
 Purchases                                      112,443                   989,239
 Net transfers                                  306,011               (20,343,418)
 Surrenders for benefit payments and
  fees                                       (6,266,059)              (28,721,070)
 Other transactions                              54,140                   201,876
 Death benefits                                (306,628)               (2,705,123)
 Net annuity transactions                       (10,147)                  188,041
                                          -------------            --------------
 Net increase (decrease) in net assets
  resulting from unit transactions           (6,110,240)              (50,390,455)
                                          -------------            --------------
 Net increase (decrease) in net assets          (54,547)              (21,053,383)
NET ASSETS:
 Beginning of year                           22,441,649               110,456,827
                                          -------------            --------------
 End of year                                $22,387,102               $89,403,444
                                          =============            ==============

(13) Formerly Invesco Van Kampen V.I. Growth and Income Fund. Change effective April 29, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                               INVESCO V.I.
                                              INVESCO V.I.             INVESCO V.I.              MID CAP
                                             COMSTOCK FUND          AMERICAN FRANCHISE         GROWTH FUND
                                            SUB-ACCOUNT (14)         SUB-ACCOUNT (15)        SUB-ACCOUNT (16)
----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $(482,134)               $(29,798)               $(16,730)
 Net realized gain (loss) on security
  transactions                                    9,360,513                 371,984                  32,021
 Net realized gain on distributions                      --                      --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       23,234,099                 165,729                 247,873
                                             --------------            ------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                      32,112,478                 507,915                 263,164
                                             --------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                          800,338                      10                      --
 Net transfers                                  (19,081,215)                (32,295)                258,643
 Surrenders for benefit payments and
  fees                                          (30,303,401)               (713,429)               (257,373)
 Other transactions                                 177,827                      54                       3
 Death benefits                                  (1,939,314)                (38,768)                (50,434)
 Net annuity transactions                           (59,445)                     --                      --
                                             --------------            ------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions              (50,405,210)               (784,428)                (49,161)
                                             --------------            ------------            ------------
 Net increase (decrease) in net assets          (18,292,732)               (276,513)                214,003
NET ASSETS:
 Beginning of year                              116,297,526               1,833,524                 869,985
                                             --------------            ------------            ------------
 End of year                                    $98,004,794              $1,557,011              $1,083,988
                                             ==============            ============            ============

                                            WELLS FARGO            WELLS FARGO
                                            ADVANTAGE VT           ADVANTAGE VT
                                            INDEX ASSET            TOTAL RETURN
                                          ALLOCATION FUND           BOND FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $(705)                $(8,980)
 Net realized gain (loss) on security
  transactions                                   12,456                  10,044
 Net realized gain on distributions                  --                  69,443
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       52,548                (162,204)
                                             ----------            ------------
 Net increase (decrease) in net assets
  resulting from operations                      64,299                 (91,697)
                                             ----------            ------------
UNIT TRANSACTIONS:
 Purchases                                           --                   3,802
 Net transfers                                   28,832                (353,224)
 Surrenders for benefit payments and
  fees                                          (65,410)               (127,135)
 Other transactions                                  (1)                     (2)
 Death benefits                                      --                (126,044)
 Net annuity transactions                            --                      --
                                             ----------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions              (36,579)               (602,603)
                                             ----------            ------------
 Net increase (decrease) in net assets           27,720                (694,300)
NET ASSETS:
 Beginning of year                              378,901               2,415,585
                                             ----------            ------------
 End of year                                   $406,621              $1,721,285
                                             ==========            ============

(14) Formerly Invesco Van Kampen V.I. Comstock Fund. Change effective April 29, 2013.

(15) Formerly Invesco Van Kampen V.I. American Franchise Fund. Change effective April 29, 2013.

(16) Formerly Invesco Van Kampen V.I. Mid Cap Growth Fund. Change effective April 29, 2013.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                               WELLS FARGO            WELLS FARGO
                                               ADVANTAGE VT           ADVANTAGE VT
                                                INTRINSIC            INTERNATIONAL
                                                VALUE FUND            EQUITY FUND
                                               SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $(5,240)                 $178
 Net realized gain (loss) on security
  transactions                                      104,061                 3,944
 Net realized gain on distributions                      --                 8,738
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          270,247                15,125
                                               ------------            ----------
 Net increase (decrease) in net assets
  resulting from operations                         369,068                27,985
                                               ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                            3,927                    --
 Net transfers                                      (79,579)               (1,283)
 Surrenders for benefit payments and
  fees                                             (173,593)              (30,481)
 Other transactions                                     259                    --
 Death benefits                                     (23,247)                   --
 Net annuity transactions                                --                    --
                                               ------------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions                 (272,233)              (31,764)
                                               ------------            ----------
 Net increase (decrease) in net assets               96,835                (3,779)
NET ASSETS:
 Beginning of year                                1,417,506               191,813
                                               ------------            ----------
 End of year                                     $1,514,341              $188,034
                                               ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                              WELLS FARGO                                  WELLS FARGO
                                              ADVANTAGE VT           WELLS FARGO           ADVANTAGE VT          WELLS FARGO
                                               SMALL CAP             ADVANTAGE VT           SMALL CAP            ADVANTAGE VT
                                              GROWTH FUND           DISCOVERY FUND          VALUE FUND         OPPORTUNITY FUND
                                              SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $(31,168)              $(5,816)              $(1,066)              $(5,137)
 Net realized gain (loss) on security
  transactions                                      48,992                33,504                (2,899)                5,454
 Net realized gain on distributions                105,135                11,572                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         667,782               100,839                17,393                99,856
                                              ------------            ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                        790,741               140,099                13,428               100,173
                                              ------------            ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                           2,381                    --                 1,539                    --
 Net transfers                                    (302,669)              (41,747)               27,352               (17,551)
 Surrenders for benefit payments and
  fees                                            (272,778)              (19,126)              (35,337)              (51,270)
 Other transactions                                    170                     1                    --                    --
 Death benefits                                    (22,468)                   --                (7,892)                   --
 Net annuity transactions                               --                    --                    --                    --
                                              ------------            ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions                (595,364)              (60,872)              (14,338)              (68,821)
                                              ------------            ----------            ----------            ----------
 Net increase (decrease) in net assets             195,377                79,227                  (910)               31,352
NET ASSETS:
 Beginning of year                               1,859,317               350,204               114,630               384,215
                                              ------------            ----------            ----------            ----------
 End of year                                    $2,054,694              $429,431              $113,720              $415,567
                                              ============            ==========            ==========            ==========

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                    BALANCED WEALTH            INTERNATIONAL
                                   STRATEGY PORTFOLIO         VALUE PORTFOLIO
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $251,234                 $(338,627)
 Net realized gain (loss) on
  security transactions                    (685,698)              (24,859,075)
 Net realized gain on
  distributions                                  --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             8,226,450                44,950,747
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                              7,791,986                19,753,045
                                     --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                  276,782                   892,630
 Net transfers                           (1,457,068)                3,832,449
 Surrenders for benefit
  payments and fees                     (11,481,630)              (21,978,034)
 Other transactions                            (987)                   (4,083)
 Death benefits                            (984,663)               (2,367,827)
 Net annuity transactions                        --                   (14,735)
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (13,647,566)              (19,639,600)
                                     --------------            --------------
 Net increase (decrease) in
  net assets                             (5,855,580)                  113,445
NET ASSETS:
 Beginning of year                       71,764,615               163,784,891
                                     --------------            --------------
 End of year                            $65,909,035              $163,898,336
                                     ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN VPS                                ALLIANCEBERNSTEIN VPS
                                     SMALL/MID CAP         ALLIANCEBERNSTEIN VPS          INTERNATIONAL
                                    VALUE PORTFOLIO           VALUE PORTFOLIO           GROWTH PORTFOLIO
                                      SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(379,038)                   $99,811                  $(19,875)
 Net realized gain (loss) on
  security transactions                   (408,284)                (8,786,087)               (1,149,757)
 Net realized gain on
  distributions                            916,936                         --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            4,427,960                 20,192,166                 2,649,795
                                     -------------             --------------             -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             4,557,574                 11,505,890                 1,480,163
                                     -------------             --------------             -------------
UNIT TRANSACTIONS:
 Purchases                                 118,135                    416,232                    90,518
 Net transfers                          (1,644,217)                (7,985,466)                 (696,039)
 Surrenders for benefit
  payments and fees                     (4,040,024)               (12,410,601)               (1,701,736)
 Other transactions                          1,526                       (649)                     (789)
 Death benefits                           (250,051)                (1,364,280)                 (127,098)
 Net annuity transactions                   (2,274)                   (12,000)                       --
                                     -------------             --------------             -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (5,816,905)               (21,356,764)               (2,435,144)
                                     -------------             --------------             -------------
 Net increase (decrease) in
  net assets                            (1,259,331)                (9,850,874)                 (954,981)
NET ASSETS:
 Beginning of year                      29,667,108                 92,172,540                11,943,636
                                     -------------             --------------             -------------
 End of year                           $28,407,777                $82,321,666               $10,988,655
                                     =============             ==============             =============

                                    INVESCO V.I.        INVESCO V.I.             INVESCO V.I.
                                     GOVERNMENT             HIGH                INTERNATIONAL
                                   SECURITIES FUND       YIELD FUND              GROWTH FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $115,011            $536,224                  $3,081
 Net realized gain (loss) on
  security transactions                   582,890             172,349                  20,314
 Net realized gain on
  distributions                                --                  --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (665,166)          1,593,872                 112,133
                                    -------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               32,735           2,302,445                 135,528
                                    -------------       -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 50,733             334,510                   9,545
 Net transfers                          1,852,942           1,013,983                  25,508
 Surrenders for benefit
  payments and fees                    (6,637,216)         (4,008,174)                (44,790)
 Other transactions                           281                 725                       1
 Death benefits                          (475,231)           (679,481)                 (9,100)
 Net annuity transactions                      --             107,210                      --
                                    -------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (5,208,491)         (3,231,227)                (18,836)
                                    -------------       -------------            ------------
 Net increase (decrease) in
  net assets                           (5,175,756)           (928,782)                116,692
NET ASSETS:
 Beginning of year                     21,523,290          16,748,984                 948,572
                                    -------------       -------------            ------------
 End of year                          $16,347,534         $15,820,202              $1,065,264
                                    =============       =============            ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                      INVESCO V.I.            AMERICAN FUNDS
                                      DIVERSIFIED                 GLOBAL
                                     DIVIDEND FUND              GROWTH FUND
                                    SUB-ACCOUNT (1)             SUB-ACCOUNT
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $274,104                $(411,650)
 Net realized gain (loss) on
  security transactions                     263,909                3,377,508
 Net realized gain on
  distributions                                  --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             9,539,420                4,100,794
                                     --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             10,077,433                7,066,652
                                     --------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  407,398                  115,715
 Net transfers                             (607,564)              (1,895,661)
 Surrenders for benefit
  payments and fees                      (9,018,833)              (5,079,466)
 Other transactions                           3,460                     (109)
 Death benefits                          (2,921,240)                (831,128)
 Net annuity transactions                   255,751                   31,967
                                     --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (11,881,028)              (7,658,682)
                                     --------------            -------------
 Net increase (decrease) in
  net assets                             (1,803,595)                (592,030)
NET ASSETS:
 Beginning of year                       63,991,765               38,050,062
                                     --------------            -------------
 End of year                            $62,188,170              $37,458,032
                                     ==============            =============

(1)  Formerly Invesco V.I. Dividend Growth Fund. Change effective April 30,
     2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS            AMERICAN FUNDS            AMERICAN FUNDS
                                     GROWTH FUND            GROWTH-INCOME FUND        INTERNATIONAL FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(2,343,821)                $(707,342)                $(398,328)
 Net realized gain (loss) on
  security transactions                 10,011,296                 5,317,557                 2,627,825
 Net realized gain on
  distributions                                 --                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           21,259,875                20,524,308                 7,611,663
                                    --------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            28,927,350                25,134,523                 9,841,160
                                    --------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                 431,903                   441,999                   232,683
 Net transfers                         (11,421,499)               (8,585,155)               (4,289,431)
 Surrenders for benefit
  payments and fees                    (30,972,167)              (27,792,052)              (12,415,467)
 Other transactions                         (1,741)                   (2,554)                   (2,549)
 Death benefits                         (3,862,005)               (3,971,801)               (1,276,988)
 Net annuity transactions                  254,745                   136,090                   134,954
                                    --------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (45,570,764)              (39,773,473)              (17,616,798)
                                    --------------            --------------            --------------
 Net increase (decrease) in
  net assets                           (16,643,414)              (14,638,950)               (7,775,638)
NET ASSETS:
 Beginning of year                     199,614,005               179,282,344                71,526,671
                                    --------------            --------------            --------------
 End of year                          $182,970,591              $164,643,394               $63,751,033
                                    ==============            ==============            ==============

                                                             WELLS FARGO
                                   AMERICAN FUNDS            ADVANTAGE VT       FIDELITY(R) VIP
                                    GLOBAL SMALL                OMEGA            EQUITY-INCOME
                                 CAPITALIZATION FUND         GROWTH FUND           PORTFOLIO
                                     SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(124,462)               $(42,260)          $1,109,680
 Net realized gain (loss) on
  security transactions                 1,387,314                 171,718           (6,662,869)
 Net realized gain on
  distributions                                --                 181,285            5,972,179
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,738,741                 147,102           13,127,688
                                    -------------            ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            3,001,593                 457,845           13,546,678
                                    -------------            ------------       --------------
UNIT TRANSACTIONS:
 Purchases                                 53,782                      60              406,251
 Net transfers                         (1,029,133)                (33,177)          (5,499,221)
 Surrenders for benefit
  payments and fees                    (3,002,732)               (394,414)         (13,842,892)
 Other transactions                         1,164                      54                 (972)
 Death benefits                          (291,680)                 (4,220)          (1,104,300)
 Net annuity transactions                  10,928                      --               (9,766)
                                    -------------            ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (4,257,671)               (431,697)         (20,050,900)
                                    -------------            ------------       --------------
 Net increase (decrease) in
  net assets                           (1,256,078)                 26,148           (6,504,222)
NET ASSETS:
 Beginning of year                     20,479,653               2,535,732           96,421,077
                                    -------------            ------------       --------------
 End of year                          $19,223,575              $2,561,880          $89,916,855
                                    =============            ============       ==============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                FIDELITY(R) VIP       FIDELITY(R) VIP
                                    GROWTH              CONTRAFUND
                                   PORTFOLIO             PORTFOLIO
                                  SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(502,626)          $(1,770,843)
 Net realized gain (loss) on
  security transactions              1,579,238           (22,136,297)
 Net realized gain on
  distributions                             --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        3,337,830            81,065,148
                                 -------------        --------------
 Net increase (decrease) in
  net assets resulting from
  operations                         4,414,442            57,158,008
                                 -------------        --------------
UNIT TRANSACTIONS:
 Purchases                             171,277             1,865,722
 Net transfers                       6,191,688           (20,343,452)
 Surrenders for benefit
  payments and fees                 (5,191,072)          (54,086,106)
 Other transactions                         38                16,323
 Death benefits                       (615,971)           (5,736,983)
 Net annuity transactions               (4,036)              (15,783)
                                 -------------        --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    551,924           (78,300,279)
                                 -------------        --------------
 Net increase (decrease) in
  net assets                         4,966,366           (21,142,271)
NET ASSETS:
 Beginning of year                  35,588,924           415,815,519
                                 -------------        --------------
 End of year                       $40,555,290          $394,673,248
                                 =============        ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                 FIDELITY(R) VIP
                               FIDELITY(R) VIP           FIDELITY(R) VIP         DYNAMIC CAPITAL
                                   MID CAP              VALUE STRATEGIES           APPRECIATION
                                  PORTFOLIO                 PORTFOLIO               PORTFOLIO
                                 SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(1,313,709)                $(145,734)               $(33,397)
 Net realized gain (loss) on
  security transactions            (1,294,296)                 (578,618)                181,079
 Net realized gain on
  distributions                     8,418,362                        --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       7,874,321                 3,283,552                 396,066
                               --------------             -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                       13,684,678                 2,559,200                 543,748
                               --------------             -------------            ------------
UNIT TRANSACTIONS:
 Purchases                            653,339                   127,295                  59,318
 Net transfers                     (6,704,460)                1,675,083               2,559,786
 Surrenders for benefit
  payments and fees               (13,976,851)               (1,856,333)               (609,890)
 Other transactions                     6,933                       627                     257
 Death benefits                    (1,223,943)                 (204,537)                 (5,779)
 Net annuity transactions              (8,303)                       --                      --
                               --------------             -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (21,253,285)                 (257,865)              2,003,692
                               --------------             -------------            ------------
 Net increase (decrease) in
  net assets                       (7,568,607)                2,301,335               2,547,440
NET ASSETS:
 Beginning of year                112,915,561                10,442,095               2,330,637
                               --------------             -------------            ------------
 End of year                     $105,346,954               $12,743,430              $4,878,077
                               ==============             =============            ============

                                                              FRANKLIN                FRANKLIN
                                      FRANKLIN              SMALL-MID CAP            SMALL CAP
                                       INCOME                  GROWTH                  VALUE
                                  SECURITIES FUND          SECURITIES FUND        SECURITIES FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $195,232                $(464,323)              $(2,280)
 Net realized gain (loss) on
  security transactions                   64,709                1,335,553                28,777
 Net realized gain on
  distributions                               --                1,727,208                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            151,956                 (454,133)               84,030
                                    ------------            -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             411,897                2,144,305               110,527
                                    ------------            -------------            ----------
UNIT TRANSACTIONS:
 Purchases                                   330                   73,626                 4,619
 Net transfers                           102,191               (1,483,060)               10,813
 Surrenders for benefit
  payments and fees                     (132,103)              (3,995,543)              (22,016)
 Other transactions                        1,979                     (666)                   --
 Death benefits                             (604)                (429,602)               (8,617)
 Net annuity transactions                 (1,938)                  16,952                    --
                                    ------------            -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (30,145)              (5,818,293)              (15,201)
                                    ------------            -------------            ----------
 Net increase (decrease) in
  net assets                             381,752               (3,673,988)               95,326
NET ASSETS:
 Beginning of year                     3,662,744               25,026,693               660,492
                                    ------------            -------------            ----------
 End of year                          $4,044,496              $21,352,705              $755,818
                                    ============            =============            ==========

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                        FRANKLIN
                                       STRATEGIC
                                         INCOME                MUTUAL SHARES
                                    SECURITIES FUND           SECURITIES FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $4,311,254                   $54,009
 Net realized gain (loss) on
  security transactions                   2,375,632                 2,154,599
 Net realized gain on
  distributions                              97,429                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             2,137,692                 5,172,362
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                              8,922,007                 7,380,970
                                     --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                  332,581                   212,270
 Net transfers                            2,310,709                (3,139,184)
 Surrenders for benefit
  payments and fees                     (16,359,466)               (9,614,135)
 Other transactions                            (651)                      393
 Death benefits                          (2,517,120)               (1,691,427)
 Net annuity transactions                    55,055                     5,638
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (16,178,892)              (14,226,445)
                                     --------------            --------------
 Net increase (decrease) in
  net assets                             (7,256,885)               (6,845,475)
NET ASSETS:
 Beginning of year                       88,660,688                66,483,632
                                     --------------            --------------
 End of year                            $81,403,803               $59,638,157
                                     ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      TEMPLETON
                                     DEVELOPING                TEMPLETON                MUTUAL
                                       MARKETS                  GROWTH             GLOBAL DISCOVERY
                                   SECURITIES FUND          SECURITIES FUND        SECURITIES FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(49,584)                 $28,793                $6,967
 Net realized gain (loss) on
  security transactions                   906,068                 (126,716)                4,060
 Net realized gain on
  distributions                                --                       --                21,981
 Net unrealized appreciation
  (depreciation) of
  investments during the year             867,049                3,541,454                12,720
                                    -------------            -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,723,533                3,443,531                45,728
                                    -------------            -------------            ----------
UNIT TRANSACTIONS:
 Purchases                                 19,373                   25,634                   180
 Net transfers                           (482,790)                (871,973)               20,488
 Surrenders for benefit
  payments and fees                    (2,334,101)              (3,606,657)              (17,289)
 Other transactions                        (1,185)                     813                    --
 Death benefits                          (111,991)                (528,066)                 (148)
 Net annuity transactions                  16,923                   34,687                    --
                                    -------------            -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (2,893,771)              (4,945,562)                3,231
                                    -------------            -------------            ----------
 Net increase (decrease) in
  net assets                           (1,170,238)              (1,502,031)               48,959
NET ASSETS:
 Beginning of year                     16,805,497               20,669,682               379,213
                                    -------------            -------------            ----------
 End of year                          $15,635,259              $19,167,651              $428,172
                                    =============            =============            ==========

                                                                                   HARTFORD
                                     TEMPLETON                HARTFORD               TOTAL
                                    GLOBAL BOND               BALANCED            RETURN BOND
                                  SECURITIES FUND             HLS FUND             HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT (2)        SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $83,341                 $652,153           $15,909,745
 Net realized gain (loss) on
  security transactions                   19,388                 (905,478)            5,480,496
 Net realized gain on
  distributions                            2,599                       --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            104,068                4,897,866            14,723,599
                                    ------------            -------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                             209,396                4,644,541            36,113,840
                                    ------------            -------------       ---------------
UNIT TRANSACTIONS:
 Purchases                                 1,542                  267,045             2,537,838
 Net transfers                            53,862                2,920,473            43,274,201
 Surrenders for benefit
  payments and fees                      (93,827)              (6,342,030)         (103,883,734)
 Other transactions                           (1)                   9,470                26,574
 Death benefits                             (591)              (1,053,628)           (9,187,071)
 Net annuity transactions                     --                   (3,012)             (117,489)
                                    ------------            -------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (39,015)              (4,201,682)          (67,349,681)
                                    ------------            -------------       ---------------
 Net increase (decrease) in
  net assets                             170,381                  442,859           (31,235,841)
NET ASSETS:
 Beginning of year                     1,505,343               46,438,966           634,968,710
                                    ------------            -------------       ---------------
 End of year                          $1,675,724              $46,881,825          $603,732,869
                                    ============            =============       ===============

(2)  Formerly Hartford Advisers HLS Fund. Change effective June 29, 2012.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                   HARTFORD             HARTFORD
                                   CAPITAL              DIVIDEND
                                 APPRECIATION          AND GROWTH
                                   HLS FUND             HLS FUND
                                 SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(100,150)          $3,016,933
 Net realized gain (loss) on
  security transactions              7,983,102           (6,116,091)
 Net realized gain on
  distributions                             --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        5,700,744           51,032,490
                                --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        13,583,696           47,933,332
                                --------------       --------------
UNIT TRANSACTIONS:
 Purchases                           1,134,905            1,923,517
 Net transfers                      (3,942,689)         (16,565,888)
 Surrenders for benefit
  payments and fees                (13,006,343)         (51,763,685)
 Other transactions                      7,941               12,110
 Death benefits                     (1,210,328)          (5,907,527)
 Net annuity transactions               (7,120)             (20,915)
                                --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (17,023,634)         (72,322,388)
                                --------------       --------------
 Net increase (decrease) in
  net assets                        (3,439,938)         (24,389,056)
NET ASSETS:
 Beginning of year                  87,279,646          426,049,774
                                --------------       --------------
 End of year                       $83,839,708         $401,660,718
                                ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                   HARTFORD
                                      HARTFORD                HARTFORD           DISCIPLINED
                                  GLOBAL RESEARCH           GLOBAL GROWTH           EQUITY
                                      HLS FUND                HLS FUND             HLS FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(7,466)               $(102,302)           $(399,149)
 Net realized gain (loss) on
  security transactions                  102,141                 (869,110)           2,311,722
 Net realized gain on
  distributions                               --                       --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            127,710                2,962,288           37,556,099
                                    ------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             222,385                1,990,876           39,468,672
                                    ------------            -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                 4,418                   46,580            1,189,030
 Net transfers                           675,328                 (148,276)         (25,506,435)
 Surrenders for benefit
  payments and fees                     (314,806)              (1,517,314)         (34,441,163)
 Other transactions                          227                    1,785                 (464)
 Death benefits                          (21,107)                 (58,961)          (3,614,509)
 Net annuity transactions                     --                     (968)             (44,288)
                                    ------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      344,060               (1,677,154)         (62,417,829)
                                    ------------            -------------       --------------
 Net increase (decrease) in
  net assets                             566,445                  313,722          (22,949,157)
NET ASSETS:
 Beginning of year                     1,255,420                9,773,916          265,972,586
                                    ------------            -------------       --------------
 End of year                          $1,821,865              $10,087,638         $243,023,429
                                    ============            =============       ==============

                                                       HARTFORD
                                  HARTFORD              GROWTH              HARTFORD
                                   GROWTH           OPPORTUNITIES          HIGH YIELD
                                  HLS FUND             HLS FUND             HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(495,772)         $(1,469,885)          $6,146,256
 Net realized gain (loss) on
  security transactions               280,316           (3,369,198)           1,550,595
 Net realized gain on
  distributions                            --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       4,837,205           25,859,679            2,532,174
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        4,621,749           21,020,596           10,229,025
                               --------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                            151,179              542,660              411,707
 Net transfers                     (6,621,702)          (6,330,612)           8,044,068
 Surrenders for benefit
  payments and fees                (3,715,684)         (11,469,572)         (14,699,470)
 Other transactions                       622                 (509)               2,345
 Death benefits                      (140,682)          (1,387,986)            (992,935)
 Net annuity transactions              (5,271)              (1,570)              (3,272)
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (10,331,538)         (18,647,589)          (7,237,557)
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets                       (5,709,789)           2,373,007            2,991,468
NET ASSETS:
 Beginning of year                 30,287,097           89,363,566           85,293,313
                               --------------       --------------       --------------
 End of year                      $24,577,308          $91,736,573          $88,284,781
                               ==============       ==============       ==============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                       HARTFORD
                                  HARTFORD          INTERNATIONAL
                                    INDEX           OPPORTUNITIES
                                  HLS FUND             HLS FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $224,644             $549,591
 Net realized gain (loss) on
  security transactions              (269,792)          (8,113,086)
 Net realized gain on
  distributions                            --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       2,328,729           34,290,248
                                -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        2,283,581           26,726,753
                                -------------       --------------
UNIT TRANSACTIONS:
 Purchases                            115,248              846,224
 Net transfers                     12,593,679          (13,915,674)
 Surrenders for benefit
  payments and fees                (3,246,459)         (19,628,438)
 Other transactions                    (2,419)               6,417
 Death benefits                      (687,255)          (2,122,628)
 Net annuity transactions              (5,226)             (11,622)
                                -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 8,767,568          (34,825,721)
                                -------------       --------------
 Net increase (decrease) in
  net assets                       11,051,149           (8,098,968)
NET ASSETS:
 Beginning of year                 16,741,491          159,414,100
                                -------------       --------------
 End of year                      $27,792,640         $151,315,132
                                =============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD
                                    SMALL/MID CAP              HARTFORD             HARTFORD
                                       EQUITY                MIDCAP VALUE         MONEY MARKET
                                      HLS FUND                 HLS FUND             HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(131,204)                $(24,452)         $(2,250,661)
 Net realized gain (loss) on
  security transactions                   802,404                  557,301                    1
 Net realized gain on
  distributions                         1,420,291                       --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (487,290)                 843,396                   --
                                    -------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,604,201                1,376,245           (2,250,660)
                                    -------------            -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                 38,076                   36,389            1,272,399
 Net transfers                          7,233,068                  486,723           48,497,381
 Surrenders for benefit
  payments and fees                    (1,930,853)              (1,011,774)         (78,163,971)
 Other transactions                            43                      (29)               2,883
 Death benefits                          (222,385)                 (60,256)          (3,433,909)
 Net annuity transactions                      --                       --               (4,064)
                                    -------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     5,117,949                 (548,947)         (31,829,281)
                                    -------------            -------------       --------------
 Net increase (decrease) in
  net assets                            6,722,150                  827,298          (34,079,941)
NET ASSETS:
 Beginning of year                     11,079,465                6,093,144          170,183,551
                                    -------------            -------------       --------------
 End of year                          $17,801,615               $6,920,442         $136,103,610
                                    =============            =============       ==============


                                      HARTFORD                 HARTFORD            HARTFORD
                                    SMALL COMPANY           SMALLCAP GROWTH          STOCK
                                      HLS FUND                 HLS FUND            HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(776,481)               $(641,358)           $126,129
 Net realized gain (loss) on
  security transactions                  (386,051)               1,437,324            (683,383)
 Net realized gain on
  distributions                             2,911                       --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           8,028,434                4,760,365           4,222,680
                                    -------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            6,868,813                5,556,331           3,665,426
                                    -------------            -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                202,676                  159,126              73,836
 Net transfers                         (6,427,510)                (218,647)           (655,270)
 Surrenders for benefit
  payments and fees                    (6,826,011)              (5,479,629)         (3,221,166)
 Other transactions                        (3,268)                     864                  78
 Death benefits                          (742,644)                (618,099)         (1,264,430)
 Net annuity transactions                  (5,020)                  (1,523)             (3,095)
                                    -------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (13,801,777)              (6,157,908)         (5,070,047)
                                    -------------            -------------       -------------
 Net increase (decrease) in
  net assets                           (6,932,964)                (601,577)         (1,404,621)
NET ASSETS:
 Beginning of year                     52,247,495               38,423,970          30,109,816
                                    -------------            -------------       -------------
 End of year                          $45,314,531              $37,822,393         $28,705,195
                                    =============            =============       =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                        HARTFORD
                                    U.S. GOVERNMENT          HARTFORD
                                       SECURITIES             VALUE
                                        HLS FUND             HLS FUND
                                      SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $2,933,079             $683,269
 Net realized gain (loss) on
  security transactions                  (1,000,000)            (352,844)
 Net realized gain on
  distributions                                  --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             3,089,466           16,911,990
                                     --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                              5,022,545           17,242,415
                                     --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                  910,633              513,702
 Net transfers                           29,306,538          (13,727,774)
 Surrenders for benefit
  payments and fees                     (37,647,956)         (17,090,024)
 Other transactions                           5,975               (4,117)
 Death benefits                          (3,641,603)          (1,525,820)
 Net annuity transactions                   (49,655)              (8,283)
                                     --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (11,116,068)         (31,842,316)
                                     --------------       --------------
 Net increase (decrease) in
  net assets                             (6,093,523)         (14,599,901)
NET ASSETS:
 Beginning of year                      237,619,463          122,070,420
                                     --------------       --------------
 End of year                           $231,525,940         $107,470,519
                                     ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                AMERICAN FUNDS
                                   AMERICAN FUNDS         AMERICAN FUNDS         GLOBAL SMALL
                                        BOND              GLOBAL GROWTH         CAPITALIZATION
                                      HLS FUND               HLS FUND              HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $85,434                  $(76)                  $713
 Net realized gain (loss) on
  security transactions                   75,929                 5,004                 42,008
 Net realized gain on
  distributions                          117,544                 3,613                 84,751
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (68,557)               56,383                 19,802
                                    ------------            ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             210,350                64,924                147,274
                                    ------------            ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                29,869                   150                    180
 Net transfers                           393,272                 6,095               (165,883)
 Surrenders for benefit
  payments and fees                     (283,002)               (6,610)               (50,121)
 Other transactions                           28                    (9)                   (30)
 Death benefits                          (25,679)                 (146)                    --
 Net annuity transactions                     --                    --                     --
                                    ------------            ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      114,488                  (520)              (215,854)
                                    ------------            ----------            -----------
 Net increase (decrease) in
  net assets                             324,838                64,404                (68,580)
NET ASSETS:
 Beginning of year                     5,257,314               313,351                957,494
                                    ------------            ----------            -----------
 End of year                          $5,582,152              $377,755               $888,914
                                    ============            ==========            ===========


                                   AMERICAN FUNDS          AMERICAN FUNDS          AMERICAN FUNDS
                                       GROWTH              GROWTH-INCOME           INTERNATIONAL
                                      HLS FUND                HLS FUND                HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(30,691)                 $2,828                 $16,468
 Net realized gain (loss) on
  security transactions                  235,190                 140,117                  42,014
 Net realized gain on
  distributions                           12,094                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            426,034                 196,854                 451,753
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             642,627                 339,799                 510,235
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                17,116                      --                  12,009
 Net transfers                          (330,310)               (264,294)               (138,075)
 Surrenders for benefit
  payments and fees                     (234,827)               (118,187)               (139,533)
 Other transactions                         (122)                  1,420                    (101)
 Death benefits                          (15,911)                     --                 (11,390)
 Net annuity transactions                     --                      --                      --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (564,054)               (381,061)               (277,090)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                              78,573                 (41,262)                233,145
NET ASSETS:
 Beginning of year                     4,127,666               2,338,851               3,192,531
                                    ------------            ------------            ------------
 End of year                          $4,206,239              $2,297,589              $3,425,676
                                    ============            ============            ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                          LORD ABBETT
                                 LORD ABBETT              CALIBRATED
                                 FUNDAMENTAL               DIVIDEND
                                 EQUITY FUND              GROWTH FUND
                                 SUB-ACCOUNT            SUB-ACCOUNT (3)
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(271,486)                $378,614
 Net realized gain (loss) on
  security transactions               836,179                 (206,608)
 Net realized gain on
  distributions                       462,486                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       1,730,558                2,379,532
                                -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        2,757,737                2,551,538
                                -------------            -------------
UNIT TRANSACTIONS:
 Purchases                            140,431                  160,202
 Net transfers                     (1,041,911)                (564,372)
 Surrenders for benefit
  payments and fees                (4,454,221)              (3,663,033)
 Other transactions                        (9)                     (61)
 Death benefits                      (353,635)                (427,814)
 Net annuity transactions              (7,207)                  (7,458)
                                -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (5,716,552)              (4,502,536)
                                -------------            -------------
 Net increase (decrease) in
  net assets                       (2,958,815)              (1,950,998)
NET ASSETS:
 Beginning of year                 32,347,937               24,180,655
                                -------------            -------------
 End of year                      $29,389,122              $22,229,657
                                =============            =============

(3) Formerly Lord Abbett Capital Structure Fund. Change effective September 27, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     LORD ABBETT          LORD ABBETT          LORD ABBETT
                                         BOND              GROWTH AND            CLASSIC
                                    DEBENTURE FUND        INCOME FUND          STOCK FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $4,811,916            $(819,294)           $(76,643)
 Net realized gain (loss) on
  security transactions                  1,040,377           (7,416,202)            453,117
 Net realized gain on
  distributions                          1,446,023                   --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            4,314,220           26,103,609           1,643,324
                                    --------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            11,612,536           17,868,113           2,019,798
                                    --------------       --------------       -------------
UNIT TRANSACTIONS:
 Purchases                                 701,821              854,608              46,277
 Net transfers                          16,585,011           (7,643,486)         (1,244,054)
 Surrenders for benefit
  payments and fees                    (18,456,159)         (22,127,058)         (2,282,679)
 Other transactions                           (376)              (1,877)             (2,663)
 Death benefits                         (1,720,495)          (2,482,571)           (268,833)
 Net annuity transactions                   (2,945)              (9,941)             (6,270)
                                    --------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (2,893,143)         (31,410,325)         (3,758,222)
                                    --------------       --------------       -------------
 Net increase (decrease) in
  net assets                             8,719,393          (13,542,212)         (1,738,424)
NET ASSETS:
 Beginning of year                     108,855,860          178,962,117          15,747,984
                                    --------------       --------------       -------------
 End of year                          $117,575,253         $165,419,905         $14,009,560
                                    ==============       ==============       =============

                                                                              MFS(R) INVESTORS
                                MFS(R) CORE            MFS(R) GROWTH               GROWTH
                               EQUITY SERIES               SERIES               STOCK SERIES
                                SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(45,461)               $(95,510)               $(49,844)
 Net realized gain (loss) on
  security transactions              233,740                 346,990                 213,085
 Net realized gain on
  distributions                           --                      --                 159,461
 Net unrealized appreciation
  (depreciation) of
  investments during the year        330,446                 465,738                 155,130
                               -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                         518,725                 717,218                 477,832
                               -------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                            26,520                  35,846                   5,028
 Net transfers                       (86,743)                286,510                 (80,542)
 Surrenders for benefit
  payments and fees               (1,426,511)               (955,900)               (590,679)
 Other transactions                   (1,237)                    160                      17
 Death benefits                      (72,206)                (86,070)               (170,111)
 Net annuity transactions             (5,932)                 12,127                      --
                               -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (1,566,109)               (707,327)               (836,287)
                               -------------            ------------            ------------
 Net increase (decrease) in
  net assets                      (1,047,384)                  9,891                (358,455)
NET ASSETS:
 Beginning of year                 4,143,778               4,926,661               3,400,526
                               -------------            ------------            ------------
 End of year                      $3,096,394              $4,936,552              $3,042,071
                               =============            ============            ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------


                                   MFS(R) INVESTORS       MFS(R) TOTAL
                                     TRUST SERIES        RETURN SERIES
                                      SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(100,624)            $755,689
 Net realized gain (loss) on
  security transactions                    636,834              933,736
 Net realized gain on
  distributions                                 --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              934,343            6,845,149
                                     -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,470,553            8,534,574
                                     -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                   7,620              249,042
 Net transfers                            (551,829)          (2,684,461)
 Surrenders for benefit
  payments and fees                     (1,952,914)         (15,927,295)
 Other transactions                           (224)              (1,498)
 Death benefits                           (262,552)          (2,432,088)
 Net annuity transactions                   (2,127)              56,309
                                     -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (2,762,026)         (20,739,991)
                                     -------------       --------------
 Net increase (decrease) in
  net assets                            (1,291,473)         (12,205,417)
NET ASSETS:
 Beginning of year                       9,592,378           99,974,897
                                     -------------       --------------
 End of year                            $8,300,905          $87,769,480
                                     =============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                               INVESCO
                                                           VAN KAMPEN V.I.      UIF CORE PLUS
                                    MFS(R) VALUE             EQUITY AND          FIXED INCOME
                                       SERIES                INCOME FUND          PORTFOLIO
                                    SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $7,799                  $11,527           $1,916,793
 Net realized gain (loss) on
  security transactions                   67,582                  864,837           (1,333,647)
 Net realized gain on
  distributions                           14,244                       --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            164,662                2,546,567            4,568,077
                                    ------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             254,287                3,422,931            5,151,223
                                    ------------            -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                16,936                  184,382              857,079
 Net transfers                           (96,323)              (1,292,738)           3,807,563
 Surrenders for benefit
  payments and fees                      (80,029)              (6,050,198)         (15,925,595)
 Other transactions                           (1)                     726                  496
 Death benefits                          (15,921)              (1,491,968)          (2,408,074)
 Net annuity transactions                     --                   15,887               79,369
                                    ------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (175,338)              (8,633,909)         (13,589,162)
                                    ------------            -------------       --------------
 Net increase (decrease) in
  net assets                              78,949               (5,210,978)          (8,437,939)
NET ASSETS:
 Beginning of year                     1,790,259               35,086,755           74,587,511
                                    ------------            -------------       --------------
 End of year                          $1,869,208              $29,875,777          $66,149,572
                                    ============            =============       ==============


                                    UIF EMERGING              UIF EMERGING         UIF MID CAP
                                    MARKETS DEBT             MARKETS EQUITY           GROWTH
                                      PORTFOLIO                PORTFOLIO            PORTFOLIO
                                     SUB-ACCOUNT              SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $92,199               $(1,069,856)           $(547,060)
 Net realized gain (loss) on
  security transactions                   338,706                (4,189,256)          (2,471,533)
 Net realized gain on
  distributions                                --                        --            4,471,683
 Net unrealized appreciation
  (depreciation) of
  investments during the year             930,892                15,919,343              800,762
                                    -------------            --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,361,797                10,660,231            2,253,852
                                    -------------            --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                171,785                   322,348               91,941
 Net transfers                            343,671                (4,491,376)         (11,773,300)
 Surrenders for benefit
  payments and fees                    (1,788,180)               (8,967,109)          (5,459,915)
 Other transactions                           218                     4,771                8,426
 Death benefits                          (225,369)                 (902,543)            (532,108)
 Net annuity transactions                   7,822                    (8,220)              (8,276)
                                    -------------            --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,490,053)              (14,042,129)         (17,673,232)
                                    -------------            --------------       --------------
 Net increase (decrease) in
  net assets                             (128,256)               (3,381,898)         (15,419,380)
NET ASSETS:
 Beginning of year                      9,125,440                65,587,960           39,343,495
                                    -------------            --------------       --------------
 End of year                           $8,997,184               $62,206,062          $23,924,115
                                    =============            ==============       ==============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                        INVESCO
                                    VAN KAMPEN V.I.         MORGAN STANLEY --
                                       AMERICAN                FOCUS GROWTH
                                      VALUE FUND                PORTFOLIO
                                    SUB-ACCOUNT (4)            SUB-ACCOUNT
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(491,869)                $(966,257)
 Net realized gain (loss) on
  security transactions                 (1,498,241)                4,448,532
 Net realized gain on
  distributions                                 --                 2,108,988
 Net unrealized appreciation
  (depreciation) of
  investments during the year            9,034,336                 2,105,734
                                     -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             7,044,226                 7,696,997
                                     -------------            --------------
UNIT TRANSACTIONS:
 Purchases                                 208,329                   353,664
 Net transfers                             (91,696)               (2,037,208)
 Surrenders for benefit
  payments and fees                     (6,881,936)               (7,063,931)
 Other transactions                              8                     4,217
 Death benefits                           (858,809)               (2,638,754)
 Net annuity transactions                  149,337                   173,946
                                     -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (7,474,767)              (11,208,066)
                                     -------------            --------------
 Net increase (decrease) in
  net assets                              (430,541)               (3,511,069)
NET ASSETS:
 Beginning of year                      48,137,707                63,450,167
                                     -------------            --------------
 End of year                           $47,707,166               $59,939,098
                                     =============            ==============

(4) Formerly Invesco Van Kampen V.I. Mid Cap Value Fund. Change effective July 15, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  MORGAN STANLEY --        MORGAN STANLEY --
                                      MULTI CAP                 MID CAP             MORGAN STANLEY --
                                       GROWTH                   GROWTH               FLEXIBLE INCOME
                                      PORTFOLIO                PORTFOLIO                PORTFOLIO
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(205,344)               $(357,749)                $904,269
 Net realized gain (loss) on
  security transactions                   657,550                2,792,612               (1,934,818)
 Net realized gain on
  distributions                           854,387                1,722,143                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (182,748)              (2,582,148)               3,108,368
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,123,845                1,574,858                2,077,819
                                    -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 26,892                   89,379                  257,713
 Net transfers                           (246,204)              (1,476,348)                 989,384
 Surrenders for benefit
  payments and fees                    (1,246,831)              (3,050,050)              (3,857,747)
 Other transactions                           524                    1,082                    2,153
 Death benefits                          (363,749)                (550,574)              (1,150,018)
 Net annuity transactions                  23,488                  153,361                  (98,524)
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,805,880)              (4,833,150)              (3,857,039)
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets                             (682,035)              (3,258,292)              (1,779,220)
NET ASSETS:
 Beginning of year                     12,374,503               23,702,092               20,576,677
                                    -------------            -------------            -------------
 End of year                          $11,692,468              $20,443,800              $18,797,457
                                    =============            =============            =============

                                                                                     MORGAN STANLEY --
                                  MORGAN STANLEY --        MORGAN STANLEY --              GLOBAL
                                       GROWTH                 MONEY MARKET            INFRASTRUCTURE
                                      PORTFOLIO                PORTFOLIO                 PORTFOLIO
                                     SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(361,584)              $(1,205,350)                $156,638
 Net realized gain (loss) on
  security transactions                 2,611,680                        --                2,222,495
 Net realized gain on
  distributions                           927,860                        --                2,282,870
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (650,064)                       --                 (966,473)
                                    -------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            2,527,892                (1,205,350)               3,695,530
                                    -------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                                110,036                   761,568                  166,588
 Net transfers                           (581,392)               25,379,679                 (421,907)
 Surrenders for benefit
  payments and fees                    (3,522,228)              (33,820,613)              (3,650,974)
 Other transactions                          (834)                      445                      747
 Death benefits                          (622,610)               (3,139,442)              (1,108,939)
 Net annuity transactions                 (22,932)                   (8,814)                  28,757
                                    -------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (4,639,960)              (10,827,177)              (4,985,728)
                                    -------------            --------------            -------------
 Net increase (decrease) in
  net assets                           (2,112,068)              (12,032,527)              (1,290,198)
NET ASSETS:
 Beginning of year                     20,599,330                76,314,588               25,377,955
                                    -------------            --------------            -------------
 End of year                          $18,487,262               $64,282,061              $24,087,757
                                    =============            ==============            =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                      INVESCO V.I.               UIF SMALL
                                    EQUALLY-WEIGHTED          COMPANY GROWTH
                                      S&P 500 FUND               PORTFOLIO
                                    SUB-ACCOUNT (5)             SUB-ACCOUNT
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(106,638)               $(168,547)
 Net realized gain (loss) on
  security transactions                   1,075,977                  134,931
 Net realized gain on
  distributions                           8,843,073                  159,840
 Net unrealized appreciation
  (depreciation) of
  investments during the year              (250,875)                 860,204
                                     --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              9,561,537                  986,428
                                     --------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  295,645                   25,348
 Net transfers                           (2,525,470)                (610,977)
 Surrenders for benefit
  payments and fees                     (11,486,047)              (1,852,584)
 Other transactions                           1,850                     (717)
 Death benefits                          (1,986,375)                (161,962)
 Net annuity transactions                   105,686                       --
                                     --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (15,594,711)              (2,600,892)
                                     --------------            -------------
 Net increase (decrease) in
  net assets                             (6,033,174)              (1,614,464)
NET ASSETS:
 Beginning of year                       69,235,149                8,830,654
                                     --------------            -------------
 End of year                            $63,201,975               $7,216,190
                                     ==============            =============

(5) Formerly Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund. Change effective April 30, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                             OPPENHEIMER
                                UIF GLOBAL               OPPENHEIMER           CAPITAL
                                 FRANCHISE            SMALL- & MID-CAP       APPRECIATION
                                 PORTFOLIO             GROWTH FUND/VA          FUND/VA
                                SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $25,563                $(149,214)           $(906,474)
 Net realized gain (loss) on
  security transactions            1,404,080                  244,841            1,645,855
 Net realized gain on
  distributions                      547,783                       --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        237,664                1,157,292            8,691,798
                               -------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       2,215,090                1,252,919            9,431,179
                               -------------            -------------       --------------
UNIT TRANSACTIONS:
 Purchases                            13,059                   41,075              423,590
 Net transfers                    (1,784,593)                (388,849)          (5,913,882)
 Surrenders for benefit
  payments and fees               (3,451,365)              (1,034,272)         (11,116,469)
 Other transactions                   (1,298)                     (49)                (311)
 Death benefits                     (277,040)                (367,528)          (1,169,717)
 Net annuity transactions                 --                       --              (12,679)
                               -------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (5,501,237)              (1,749,623)         (17,789,468)
                               -------------            -------------       --------------
 Net increase (decrease) in
  net assets                      (3,286,147)                (496,704)          (8,358,289)
NET ASSETS:
 Beginning of year                17,926,006                9,248,078           80,876,826
                               -------------            -------------       --------------
 End of year                     $14,639,859               $8,751,374          $72,518,537
                               =============            =============       ==============

                                                                                   OPPENHEIMER
                                     OPPENHEIMER          OPPENHEIMER              MAIN STREET
                                  GLOBAL SECURITIES       MAIN STREET            SMALL- & MID-CAP
                                       FUND/VA              FUND/VA                  FUND/VA
                                     SUB-ACCOUNT          SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $1,044,277           $(105,272)              $(1,428,051)
 Net realized gain (loss) on
  security transactions                 (7,526,517)            178,006                 2,084,667
 Net realized gain on
  distributions                                 --                  --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           46,276,452           1,720,478                16,391,745
                                    --------------       -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            39,794,212           1,793,212                17,048,361
                                    --------------       -------------            --------------
UNIT TRANSACTIONS:
 Purchases                                 989,713              90,598                   656,762
 Net transfers                         (13,035,115)            822,091               (15,978,992)
 Surrenders for benefit
  payments and fees                    (27,936,848)         (1,585,540)              (15,710,856)
 Other transactions                         (7,807)                (61)                   (2,863)
 Death benefits                         (3,243,916)           (118,173)               (1,341,506)
 Net annuity transactions                  (11,713)                 --                   (16,637)
                                    --------------       -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (43,245,686)           (791,085)              (32,394,092)
                                    --------------       -------------            --------------
 Net increase (decrease) in
  net assets                            (3,451,474)          1,002,127               (15,345,731)
NET ASSETS:
 Beginning of year                     228,529,623          12,287,835               119,914,224
                                    --------------       -------------            --------------
 End of year                          $225,078,149         $13,289,962              $104,568,493
                                    ==============       =============            ==============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                  PUTNAM VT                 PUTNAM VT
                                 DIVERSIFIED              GLOBAL ASSET
                                 INCOME FUND             ALLOCATION FUND
                                 SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $3,855,871                $(148,133)
 Net realized gain (loss) on
  security transactions             (2,774,953)                 (26,034)
 Net realized gain on
  distributions                             --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        7,567,463                2,337,642
                                --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                         8,648,381                2,163,475
                                --------------            -------------
UNIT TRANSACTIONS:
 Purchases                             398,609                  125,618
 Net transfers                      17,883,238                2,371,500
 Surrenders for benefit
  payments and fees                (15,532,385)              (3,290,362)
 Other transactions                      2,993                       43
 Death benefits                     (1,085,410)                (108,259)
 Net annuity transactions               (1,324)                 (18,467)
                                --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  1,665,721                 (919,927)
                                --------------            -------------
 Net increase (decrease) in
  net assets                        10,314,102                1,243,548
NET ASSETS:
 Beginning of year                  83,588,565               17,979,747
                                --------------            -------------
 End of year                       $93,902,667              $19,223,295
                                ==============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     PUTNAM VT               PUTNAM VT           PUTNAM VT
                                     GROWTH AND            INTERNATIONAL       INTERNATIONAL
                                    INCOME FUND              VALUE FUND         EQUITY FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $14,452                 $13,600             $644,116
 Net realized gain (loss) on
  security transactions                 (877,960)               (180,341)         (15,299,923)
 Net realized gain on
  distributions                               --                      --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,899,301                 378,921           31,065,278
                                    ------------            ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           1,035,793                 212,180           16,409,471
                                    ------------            ------------       --------------
UNIT TRANSACTIONS:
 Purchases                                32,675                   7,365              444,933
 Net transfers                            83,549                 157,124           (5,274,766)
 Surrenders for benefit
  payments and fees                     (937,509)               (156,579)         (12,152,462)
 Other transactions                            4                       2               (2,563)
 Death benefits                         (101,155)                 (4,326)          (1,059,304)
 Net annuity transactions                     --                      --              (10,214)
                                    ------------            ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (922,436)                  3,586          (18,054,376)
                                    ------------            ------------       --------------
 Net increase (decrease) in
  net assets                             113,357                 215,766           (1,644,905)
NET ASSETS:
 Beginning of year                     6,198,988               1,053,346           87,303,926
                                    ------------            ------------       --------------
 End of year                          $6,312,345              $1,269,112          $85,659,021
                                    ============            ============       ==============

                                                          PUTNAM VT           PUTNAM VT
                                 PUTNAM VT                MULTI-CAP           SMALL CAP
                               INVESTORS FUND            GROWTH FUND          VALUE FUND
                                SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(70,197)               $(33,059)           $(711,874)
 Net realized gain (loss) on
  security transactions              (560,555)                147,084          (10,942,959)
 Net realized gain on
  distributions                            --                      --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       8,888,970                 224,872           20,944,998
                               --------------            ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        8,258,218                 338,897            9,290,165
                               --------------            ------------       --------------
UNIT TRANSACTIONS:
 Purchases                            190,792                  13,390              285,248
 Net transfers                     (7,679,933)                 50,894            1,194,558
 Surrenders for benefit
  payments and fees                (8,611,887)               (366,794)          (8,168,125)
 Other transactions                    (2,713)                     21                  312
 Death benefits                      (740,341)                (17,652)            (735,099)
 Net annuity transactions              (9,116)                     --               (6,991)
                               --------------            ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (16,853,198)               (320,141)          (7,430,097)
                               --------------            ------------       --------------
 Net increase (decrease) in
  net assets                       (8,594,980)                 18,756            1,860,068
NET ASSETS:
 Beginning of year                 60,461,498               2,300,503           65,118,244
                               --------------            ------------       --------------
 End of year                      $51,866,518              $2,319,259          $66,978,312
                               ==============            ============       ==============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                       PUTNAM VT
                                     GEORGE PUTNAM         PUTNAM VT
                                     BALANCED FUND       VOYAGER FUND
                                      SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $68,824           $(125,723)
 Net realized gain (loss) on
  security transactions                 (1,297,781)          1,238,905
 Net realized gain on
  distributions                                 --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            2,541,143             633,535
                                     -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,312,186           1,746,717
                                     -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                  32,812              24,884
 Net transfers                              22,343          (7,005,476)
 Surrenders for benefit
  payments and fees                     (1,780,339)         (2,102,100)
 Other transactions                             13                 330
 Death benefits                            (43,016)            (69,748)
 Net annuity transactions                     (477)                 --
                                     -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,768,664)         (9,152,110)
                                     -------------       -------------
 Net increase (decrease) in
  net assets                              (456,478)         (7,405,393)
NET ASSETS:
 Beginning of year                      12,703,712          14,282,236
                                     -------------       -------------
 End of year                           $12,247,234          $6,876,843
                                     =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           INVESCO
                                 PUTNAM VT             VAN KAMPEN V.I.               INVESCO
                                  EQUITY                  GROWTH AND             VAN KAMPEN V.I.
                                INCOME FUND              INCOME FUND              COMSTOCK FUND
                                SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $219,329                 $(313,393)                $(255,068)
 Net realized gain (loss) on
  security transactions            2,166,012                 1,403,264                (1,298,107)
 Net realized gain on
  distributions                           --                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      1,241,206                13,241,597                21,156,580
                               -------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       3,626,547                14,331,468                19,603,405
                               -------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                           116,454                   486,063                   437,504
 Net transfers                     1,412,897                (5,407,603)               (8,945,892)
 Surrenders for benefit
  payments and fees               (3,074,850)              (17,237,971)              (18,952,503)
 Other transactions                     (543)                   (1,854)                  (12,009)
 Death benefits                     (770,458)               (3,128,810)               (2,626,532)
 Net annuity transactions                 (6)                  (20,667)                   15,498
                               -------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (2,316,506)              (25,310,842)              (30,083,934)
                               -------------            --------------            --------------
 Net increase (decrease) in
  net assets                       1,310,041               (10,979,374)              (10,480,529)
NET ASSETS:
 Beginning of year                21,131,608               121,436,201               126,778,055
                               -------------            --------------            --------------
 End of year                     $22,441,649              $110,456,827              $116,297,526
                               =============            ==============            ==============

                                      INVESCO                 INVESCO              WELLS FARGO
                                  VAN KAMPEN V.I.         VAN KAMPEN V.I.          ADVANTAGE VT
                                      AMERICAN                MID CAP              INDEX ASSET
                                   FRANCHISE FUND           GROWTH FUND          ALLOCATION FUND
                                  SUB-ACCOUNT (6)           SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(41,911)               $(21,821)              $(1,444)
 Net realized gain (loss) on
  security transactions                  242,094                 (15,691)                1,381
 Net realized gain on
  distributions                               --                  54,277                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             49,920                  80,745                38,700
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             250,103                  97,510                38,637
                                    ------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                 6,463                     370                    --
 Net transfers                            (8,051)                  6,774                84,182
 Surrenders for benefit
  payments and fees                     (437,555)               (252,758)              (82,967)
 Other transactions                          (26)                   (199)                   --
 Death benefits                         (198,535)                (36,887)                   --
 Net annuity transactions                     --                      --                    --
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (637,704)               (282,700)                1,215
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets                            (387,601)               (185,190)               39,852
NET ASSETS:
 Beginning of year                     2,221,125               1,055,175               339,049
                                    ------------            ------------            ----------
 End of year                          $1,833,524                $869,985              $378,901
                                    ============            ============            ==========

(6) Formerly Invesco Van Kampen V.I. Capital Growth Fund. Change effective April 30, 2012.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                     WELLS FARGO               WELLS FARGO
                                     ADVANTAGE VT              ADVANTAGE VT
                                     TOTAL RETURN               INTRINSIC
                                      BOND FUND                 VALUE FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(5,455)                    $(950)
 Net realized gain (loss) on
  security transactions                    39,043                    53,489
 Net realized gain on
  distributions                            46,232                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              32,518                   187,702
                                     ------------              ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              112,338                   240,241
                                     ------------              ------------
UNIT TRANSACTIONS:
 Purchases                                     --                       450
 Net transfers                            360,395                  (138,689)
 Surrenders for benefit
  payments and fees                      (796,575)                 (149,946)
 Other transactions                           154                         6
 Death benefits                           (91,583)                       --
 Net annuity transactions                      --                        --
                                     ------------              ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (527,609)                 (288,179)
                                     ------------              ------------
 Net increase (decrease) in
  net assets                             (415,271)                  (47,938)
NET ASSETS:
 Beginning of year                      2,830,856                 1,465,444
                                     ------------              ------------
 End of year                           $2,415,585                $1,417,506
                                     ============              ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   WELLS FARGO            WELLS FARGO
                                   ADVANTAGE VT           ADVANTAGE VT            WELLS FARGO
                                  INTERNATIONAL            SMALL CAP             ADVANTAGE VT
                                   EQUITY FUND            GROWTH FUND           DISCOVERY FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,076)               $(32,168)               $(5,551)
 Net realized gain (loss) on
  security transactions                   (291)                (64,187)                47,469
 Net realized gain on
  distributions                         11,993                  93,584                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            9,431                 137,572                 22,274
                                    ----------            ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                            20,057                 134,801                 64,192
                                    ----------            ------------            -----------
UNIT TRANSACTIONS:
 Purchases                                  --                     330                     --
 Net transfers                          12,882                (242,141)                12,888
 Surrenders for benefit
  payments and fees                     (2,373)               (257,290)              (118,944)
 Other transactions                         --                      27                      1
 Death benefits                             --                  (8,148)                    --
 Net annuity transactions                   --                      --                     --
                                    ----------            ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     10,509                (507,222)              (106,055)
                                    ----------            ------------            -----------
 Net increase (decrease) in
  net assets                            30,566                (372,421)               (41,863)
NET ASSETS:
 Beginning of year                     161,247               2,231,738                392,067
                                    ----------            ------------            -----------
 End of year                          $191,813              $1,859,317               $350,204
                                    ==========            ============            ===========

                                   WELLS FARGO
                                   ADVANTAGE VT           WELLS FARGO
                                    SMALL CAP            ADVANTAGE VT
                                    VALUE FUND         OPPORTUNITY FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(707)               $(7,540)
 Net realized gain (loss) on
  security transactions                 (4,126)                (7,877)
 Net realized gain on
  distributions                             --                    143
 Net unrealized appreciation
  (depreciation) of
  investments during the year           16,871                 69,090
                                    ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                            12,038                 53,816
                                    ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                 240                     --
 Net transfers                          21,966               (220,646)
 Surrenders for benefit
  payments and fees                     (6,777)               (68,349)
 Other transactions                         (1)                    --
 Death benefits                             --                     --
 Net annuity transactions                   --                     --
                                    ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     15,428               (288,995)
                                    ----------            -----------
 Net increase (decrease) in
  net assets                            27,466               (235,179)
NET ASSETS:
 Beginning of year                      87,164                619,394
                                    ----------            -----------
 End of year                          $114,630               $384,215
                                    ==========            ===========

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account Three (the "Account") is a separate investment account established by Hartford Life and Annuity Insurance Company (the "Sponsor Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the "Sub-Accounts") within the Account.

    The Account is comprised of the following Sub-Accounts: the AllianceBernstein VPS Balanced Wealth Strategy Portfolio, AllianceBernstein VPS International Value Portfolio, AllianceBernstein VPS Small/Mid Cap Value Portfolio, AllianceBernstein VPS Value Portfolio, AllianceBernstein VPS International Growth Portfolio, Invesco V.I. Government Securities Fund, Invesco V.I. High Yield Fund, Invesco V.I. International Growth Fund, Invesco V.I. Diversified Dividend Fund, Invesco V.I. Money Market Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds Global Small Capitalization Fund, Wells Fargo Advantage VT Omega Growth Fund, Fidelity(R) VIP Equity-Income Portfolio, Fidelity(R) VIP Growth Portfolio, Fidelity(R) VIP Contrafund Portfolio, Fidelity(R) VIP Mid Cap Portfolio, Fidelity(R) VIP Value Strategies Portfolio, Fidelity(R) VIP Dynamic Capital Appreciation Portfolio, Franklin Income Securities Fund, Franklin Small-Mid Cap Growth Securities Fund, Franklin Small Cap Value Securities Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Growth Securities Fund, Mutual Global Discovery Securities Fund, Templeton Global Bond Securities Fund, Hartford Balanced HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Research HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford Small/Mid Cap Equity HLS Fund, Hartford MidCap Value HLS Fund, Hartford Ultrashort Bond HLS Fund (formerly Hartford Money Market HLS
    Fund), Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, American Funds Bond HLS Fund, American Funds Global Growth HLS Fund, American Funds Global Small Capitalization HLS Fund, American Funds Growth HLS Fund, American Funds Growth-Income HLS Fund, American Funds International HLS Fund, Lord Abbett Fundamental Equity Fund, Lord Abbett Calibrated Dividend Growth Fund, Lord Abbett Bond Debenture Fund, Lord Abbett Growth and Income Fund, Lord Abbett Classic Stock Fund, MFS(R) Core Equity Series, MFS(R) Growth Series, MFS(R) Investors Growth Stock Series, MFS(R) Investors Trust Series, MFS(R) Total Return Series, MFS(R) Value Series, Invesco V.I. Equity and Income Fund (formerly Invesco Van Kampen V.I. Equity and Income Fund), UIF Core Plus Fixed Income Portfolio (merged with Morgan Stanley Flexible Income Portfolio), UIF Emerging Markets Debt Portfolio, UIF Emerging Markets Equity Portfolio, UIF Growth Portfolio (merged with Morgan Stanley Focus Growth Portfolio) (merged with Morgan Stanley Multi Cap Growth Portfolio) (merged with Morgan Stanley Growth Portfolio), UIF Mid Cap Growth Portfolio, Invesco V.I. American Value Fund (formerly Invesco Van Kampen V.I. American Value Fund), Morgan Stanley -- Mid Cap Growth Portfolio, Morgan Stanley -- Money Market Portfolio, Morgan Stanley -- Global Infrastructure Portfolio, Invesco V.I. Equally-Weighted S&P 500 Fund, UIF Small Company Growth Portfolio, UIF Global Franchise Portfolio, Oppenheimer Discovery Mid Cap Growth Fund/VA (formerly Oppenheimer Small- & Mid-Cap Growth Fund/VA), Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Fund/VA (formerly Oppenheimer Global Securities Fund/VA), Oppenheimer Main Street Fund/VA, Oppenheimer Main Street Small Cap Fund/VA (formerly Oppenheimer Main Street Small- & Mid-Cap Fund/VA), Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Growth and Income Fund, Putnam VT International Value Fund, Putnam VT International Equity Fund, Putnam VT Investors Fund, Putnam VT Multi-Cap Growth Fund, Putnam VT Small Cap Value Fund, Putnam VT George Putnam Balanced Fund, Putnam VT Voyager Fund, Putnam VT Equity Income Fund, Invesco V.I. Growth and Income Fund (formerly Invesco Van Kampen V.I. Growth and Income Fund), Invesco V.I. Comstock Fund (formerly Invesco Van Kampen V.I. Comstock Fund), Invesco V.I. American Franchise (formerly Invesco Van Kampen V.I. American Franchise Fund), Invesco V.I. Mid Cap Growth Fund (formerly Invesco Van Kampen V.I. Mid Cap Growth Fund), Wells Fargo Advantage VT Index Asset Allocation Fund, Wells Fargo Advantage VT Total Return Bond Fund, Wells Fargo Advantage VT Intrinsic Value Fund, Wells Fargo Advantage VT International Equity Fund, Wells Fargo Advantage VT

-------------------------------------------------------------------------------

    Small Cap Growth Fund, Wells Fargo Advantage VT Discovery Fund, Wells Fargo Advantage VT Small Cap Value Fund, and Wells Fargo Advantage VT Opportunity Fund.

    The Sub-Accounts are invested in mutual funds (the "Funds") of the same name.

    Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company's other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP):

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the fund. Net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

       d) USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate contained within the financial statements are the fair value measurements.

       e) MORTALITY RISK -- The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company.

       f) FAIR VALUE MEASUREMENTS -- The Sub-Accounts' investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the December 31, 2013 closing net asset value as determined by the appropriate Fund manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

       Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open-ended management investment companies ("mutual funds").

       Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

       Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

       As of December 31, 2013, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account's policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the years ended December 31, 2013 and 2012.

       g) ACCOUNTING FOR UNCERTAIN TAX POSITIONS -- Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2013. The 2007 through 2013 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

       h) MERGED FUNDS -- The results of Merged Funds ("Merged Funds") are combined with the results of the surviving Fund in the Statement of Operations and Statement of Changes in Net Assets.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Each Sub-account is charged certain fees, according to contract terms, as follows:

       a) MORTALITY AND EXPENSE RISK CHARGES -- The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges and, with respect to the Account, receives a maximum annual fee of 1.60% of the Sub-Account's average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

       b) TAX EXPENSE CHARGES -- If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.50% of the contract's average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Account's average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners' accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       c) ADMINISTRATIVE CHARGES -- The Sponsor Company provides administrative services to the Account and receives a maximum annual fee of 0.20% of the Sub-Account's average daily net assets for these services. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

       d) ANNUAL MAINTENANCE FEES -- An annual maintenance fee up to a maximum of $30 may be charged. These charges are deducted through a redemption of units from applicable contract owners' accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

       e) RIDER CHARGES -- The Sponsor Company will charge an expense for various rider charges, which are either included in the mortality and expense risk charges in the accompanying statements of operations or the surrenders for benefit payments and fees in the accompanying statements of changes in net assets. For further detail regarding specific product rider charges, please refer to Note 6, Financial Highlights.

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2013 were as follows:

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy
 Portfolio                                            $5,057,422     $34,074,821
AllianceBernstein VPS International Value
 Portfolio                                            15,832,575      99,207,123
AllianceBernstein VPS Small/Mid Cap Value
 Portfolio                                             8,327,864      18,242,222
AllianceBernstein VPS Value Portfolio                  5,418,739      53,402,488
AllianceBernstein VPS International Growth
 Portfolio                                             2,010,212       6,556,120
Invesco V.I. Government Securities Fund                2,186,833       5,874,642
Invesco V.I. High Yield Fund                           2,827,930       5,957,181
Invesco V.I. International Growth Fund                    77,985         220,462
Invesco V.I. Diversified Dividend Fund                 3,541,377      15,889,908
Invesco V.I. Money Market Fund                        62,393,836      24,595,682
American Funds Global Growth Fund                      2,813,433      12,899,561
American Funds Growth Fund                            11,626,226      59,855,484
American Funds Growth-Income Fund                     11,749,159      54,451,606

-------------------------------------------------------------------------------

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
American Funds International Fund                     $5,111,885     $21,384,648
American Funds Global Small Capitalization Fund        1,587,997       6,988,098
Wells Fargo Advantage VT Omega Growth Fund               294,477         782,177
Fidelity(R) VIP Equity-Income Portfolio               15,746,694      49,364,131
Fidelity(R) VIP Growth Portfolio                       3,626,741      27,442,866
Fidelity(R) VIP Contrafund Portfolio                  18,950,154     197,268,529
Fidelity(R) VIP Mid Cap Portfolio                     21,268,567      54,920,818
Fidelity(R) VIP Value Strategies Portfolio             3,693,944       8,585,972
Fidelity(R) VIP Dynamic Capital Appreciation
 Portfolio                                             5,508,382       4,507,402
Franklin Income Securities Fund                          451,451         283,394
Franklin Small-Mid Cap Growth Securities Fund          3,456,027       7,349,849
Franklin Small Cap Value Securities Fund                  69,881         149,875
Franklin Strategic Income Securities Fund             11,462,622      27,307,830
Mutual Shares Securities Fund                          5,172,740      20,321,750
Templeton Developing Markets Securities Fund           1,646,239       5,416,268
Templeton Growth Securities Fund                       1,744,434       7,852,423
Mutual Global Discovery Securities Fund                   61,662         115,965
Templeton Global Bond Securities Fund                    220,151         176,250
Hartford Balanced HLS Fund                            12,241,048      24,902,568
Hartford Total Return Bond HLS Fund                  324,448,088     177,523,494
Hartford Capital Appreciation HLS Fund                35,859,192      41,232,269
Hartford Dividend and Growth HLS Fund                 34,298,561     200,622,944
Hartford Global Research HLS Fund                      1,794,342       1,679,773
Hartford Global Growth HLS Fund                        4,135,578       7,194,263
Hartford Disciplined Equity HLS Fund                  21,336,666     124,479,012
Hartford Growth HLS Fund                               2,126,648      15,202,783
Hartford Growth Opportunities HLS Fund                22,985,241      41,195,910
Hartford High Yield HLS Fund                          19,136,206      54,748,967
Hartford Index HLS Fund                                5,097,439      19,489,776
Hartford International Opportunities HLS Fund         35,760,779      51,628,986
Hartford Small/Mid Cap Equity HLS Fund                 4,750,506      14,103,293
Hartford MidCap Value HLS Fund                         7,443,616       6,263,331
Hartford Ultrashort Bond HLS Fund*                   114,429,890     160,083,040
Hartford Small Company HLS Fund                       15,645,521      23,141,101
Hartford SmallCap Growth HLS Fund                     15,084,451      25,434,259
Hartford Stock HLS Fund                                2,383,177      12,325,966
Hartford U.S. Government Securities HLS Fund          29,364,008     123,252,248
Hartford Value HLS Fund                               13,276,305      49,858,815
American Funds Bond HLS Fund                           1,162,508         593,101
American Funds Global Growth HLS Fund                     60,973         119,633
American Funds Global Small Capitalization HLS
 Fund                                                    221,706         196,285
American Funds Growth HLS Fund                           331,906         918,890
American Funds Growth-Income HLS Fund                    283,370         508,807
American Funds International HLS Fund                    324,821         552,182
Lord Abbett Fundamental Equity Fund                   29,900,037      14,348,221
Lord Abbett Calibrated Dividend Growth Fund            7,923,938      13,797,928
Lord Abbett Bond Debenture Fund                       16,928,798      61,827,782
Lord Abbett Growth and Income Fund                    17,284,086      81,733,739
Lord Abbett Classic Stock Fund                         2,321,410       8,733,174

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
MFS(R) Core Equity Series                               $698,696      $1,302,644
MFS(R) Growth Series                                     594,025       1,585,306
MFS(R) Investors Growth Stock Series                     278,836       1,207,987
MFS(R) Investors Trust Series                            887,677       3,052,212
MFS(R) Total Return Series                             7,854,485      28,081,954
MFS(R) Value Series                                      113,714         430,341
Invesco V.I. Equity and Income Fund*                   2,238,137       8,252,150
UIF Core Plus Fixed Income Portfolio*                 25,463,142      42,570,231
UIF Emerging Markets Debt Portfolio                    1,123,717       2,814,111
UIF Emerging Markets Equity Portfolio                  7,470,610      32,038,606
UIF Growth Portfolio*                                106,616,977     120,397,829
UIF Mid Cap Growth Portfolio                           2,759,707      17,450,324
Invesco V.I. American Value Fund*                      5,424,605      20,432,263
Morgan Stanley -- Mid Cap Growth Portfolio               671,964       4,923,358
Morgan Stanley -- Money Market Portfolio              35,608,002      49,825,888
Morgan Stanley -- Global Infrastructure
 Portfolio                                             3,501,039       5,970,350
Invesco V.I. Equally-Weighted S&P 500 Fund            13,828,545      19,515,811
UIF Small Company Growth Portfolio                     1,446,201       4,144,081
UIF Global Franchise Portfolio                         2,568,471       4,998,365
Oppenheimer Discovery Mid Cap Growth Fund/VA*          1,948,909       6,817,774
Oppenheimer Capital Appreciation Fund/VA               4,907,028      44,026,898
Oppenheimer Global Fund/VA*                           15,609,911     107,233,730
Oppenheimer Main Street Fund/VA                        1,432,587       6,860,798
Oppenheimer Main Street Small Cap Fund/VA*            10,624,272      65,419,124
Putnam VT Diversified Income Fund                     10,339,846      59,137,957
Putnam VT Global Asset Allocation Fund                 2,974,663      12,221,617
Putnam VT Growth and Income Fund                       1,941,929       3,828,098
Putnam VT International Value Fund                    15,878,516       1,738,616
Putnam VT International Equity Fund                    6,064,241      50,475,908
Putnam VT Investors Fund                               3,957,099      35,878,509
Putnam VT Multi-Cap Growth Fund                       19,315,516       3,261,768
Putnam VT Small Cap Value Fund                         5,530,040      45,953,043
Putnam VT George Putnam Balanced Fund                  1,579,472       7,853,099
Putnam VT Voyager Fund                                 2,451,801       4,729,067
Putnam VT Equity Income Fund                           9,155,041      15,106,419
Invesco V.I. Growth and Income Fund*                   8,951,340      59,065,871
Invesco V.I. Comstock Fund*                            8,698,196      59,585,538
Invesco V.I. American Franchise*                         136,068         950,294
Invesco V.I. Mid Cap Growth Fund*                        320,306         386,197
Wells Fargo Advantage VT Index Asset Allocation
 Fund                                                     64,863         102,147
Wells Fargo Advantage VT Total Return Bond Fund          192,807         734,944
Wells Fargo Advantage VT Intrinsic Value Fund             54,613         332,085
Wells Fargo Advantage VT International Equity
 Fund                                                     38,019          60,867
Wells Fargo Advantage VT Small Cap Growth Fund           207,177         728,572
Wells Fargo Advantage VT Discovery Fund                   36,053          91,170
Wells Fargo Advantage VT Small Cap Value Fund             29,789          45,193
Wells Fargo Advantage VT Opportunity Fund                  3,629          77,587

*   See Note 1 for additional information related to this Sub-Account.

-------------------------------------------------------------------------------

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2013 were as follows:

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                        ISSUED        REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein VPS Balanced
 Wealth Strategy Portfolio            330,487      2,593,606     (2,263,119)
AllianceBernstein VPS
 International Value
 Portfolio                            966,093     10,484,956     (9,518,863)
AllianceBernstein VPS
 Small/Mid Cap Value
 Portfolio                            411,124      1,091,677       (680,553)
AllianceBernstein VPS Value
 Portfolio                            336,124      4,623,866     (4,287,742)
AllianceBernstein VPS
 International Growth
 Portfolio                            244,245        804,787       (560,542)
Invesco V.I. Government
 Securities Fund                      173,966        543,228       (369,262)
Invesco V.I. High Yield Fund          202,211        512,812       (310,601)
Invesco V.I. International
 Growth Fund                            6,520         19,537        (13,017)
Invesco V.I. Diversified
 Dividend Fund                        194,112      1,166,523       (972,411)
Invesco V.I. Money Market Fund      6,268,780      2,456,174      3,812,606
American Funds Global Growth
 Fund                                 162,419        837,886       (675,467)
American Funds Growth Fund            847,546      4,642,417     (3,794,871)
American Funds Growth-Income
 Fund                                 673,869      3,614,773     (2,940,904)
American Funds International
 Fund                                 364,347      1,688,754     (1,324,407)
American Funds Global Small
 Capitalization Fund                   85,207        419,294       (334,087)
Wells Fargo Advantage VT Omega
 Growth Fund                            4,850         45,895        (41,045)
Fidelity(R) VIP Equity-Income
 Portfolio                            736,478      3,666,262     (2,929,784)
Fidelity(R) VIP Growth
 Portfolio                            241,486      1,878,926     (1,637,440)
Fidelity(R) VIP Contrafund
 Portfolio                          1,072,879     12,354,255    (11,281,376)
Fidelity(R) VIP Mid Cap
 Portfolio                            572,875      3,214,223     (2,641,348)
Fidelity(R) VIP Value
 Strategies Portfolio                 247,454        580,441       (332,987)
Fidelity(R) VIP Dynamic
 Capital Appreciation
 Portfolio                            426,694        382,213         44,481
Franklin Income Securities
 Fund                                  14,784         18,455         (3,671)
Franklin Small-Mid Cap Growth
 Securities Fund                      171,615        629,475       (457,860)
Franklin Small Cap Value
 Securities Fund                        3,107          9,909         (6,802)
Franklin Strategic Income
 Securities Fund                      377,643      1,379,860     (1,002,217)
Mutual Shares Securities Fund         253,846      1,120,690       (866,844)
Templeton Developing Markets
 Securities Fund                       66,758        236,409       (169,651)
Templeton Growth Securities
 Fund                                  86,748        591,479       (504,731)
Mutual Global Discovery
 Securities Fund                        1,334          8,754         (7,420)
Templeton Global Bond
 Securities Fund                        8,752         11,015         (2,263)
Hartford Balanced HLS Fund          6,155,632     12,494,188     (6,338,556)
Hartford Total Return Bond HLS
 Fund                             113,693,514     75,962,172     37,731,342
Hartford Capital Appreciation
 HLS Fund                           2,297,264      2,824,331       (527,067)
Hartford Dividend and Growth
 HLS Fund                           6,278,268     78,006,321    (71,728,053)
Hartford Global Research HLS
 Fund                                 150,152        140,250          9,902
Hartford Global Growth HLS
 Fund                               1,673,207      3,677,799     (2,004,592)
Hartford Disciplined Equity
 HLS Fund                           8,308,578     74,731,958    (66,423,380)
Hartford Growth HLS Fund              982,367      8,992,978     (8,010,611)
Hartford Growth Opportunities
 HLS Fund                           7,957,686     17,959,613    (10,001,927)
Hartford High Yield HLS Fund        5,778,486     24,445,811    (18,667,325)
Hartford Index HLS Fund             2,143,579      7,781,733     (5,638,154)
Hartford International
 Opportunities HLS Fund            15,905,365     27,434,488    (11,529,123)
Hartford Small/Mid Cap Equity
 HLS Fund                             261,512      1,117,500       (855,988)
Hartford MidCap Value HLS Fund        477,096        391,460         85,636
Hartford Ultrashort Bond HLS
 Fund*                             91,583,186    126,055,210    (34,472,024)

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                        ISSUED        REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
Hartford Small Company HLS
 Fund                               4,305,219      9,056,653     (4,751,434)
Hartford SmallCap Growth HLS
 Fund                               3,596,393     11,022,217     (7,425,824)
Hartford Stock HLS Fund             1,013,542      6,997,686     (5,984,144)
Hartford U.S. Government
 Securities HLS Fund               19,785,379     99,658,828    (79,873,449)
Hartford Value HLS Fund             6,192,091     28,320,408    (22,128,317)
American Funds Bond HLS Fund           79,106         48,767         30,339
American Funds Global Growth
 HLS Fund                               3,185          9,621         (6,436)
American Funds Global Small
 Capitalization HLS Fund               11,442         18,140         (6,698)
American Funds Growth HLS Fund         16,030         75,403        (59,373)
American Funds Growth-Income
 HLS Fund                              19,687         41,979        (22,292)
American Funds International
 HLS Fund                              23,557         53,125        (29,568)
Lord Abbett Fundamental Equity
 Fund                               1,515,786        897,790        617,996
Lord Abbett Calibrated
 Dividend Growth Fund                 406,838        910,171       (503,333)
Lord Abbett Bond Debenture
 Fund                                 772,712      3,852,838     (3,080,126)
Lord Abbett Growth and Income
 Fund                               1,335,325      6,445,056     (5,109,731)
Lord Abbett Classic Stock Fund         90,948        598,572       (507,624)
MFS(R) Core Equity Series              67,103        130,571        (63,468)
MFS(R) Growth Series                   53,990        183,756       (129,766)
MFS(R) Investors Growth Stock
 Series                                16,581        120,032       (103,451)
MFS(R) Investors Trust Series          66,857        243,183       (176,326)
MFS(R) Total Return Series            442,930      1,721,910     (1,278,980)
MFS(R) Value Series                     6,942         32,121        (25,179)
Invesco V.I. Equity and Income
 Fund*                                133,028        530,855       (397,827)
UIF Core Plus Fixed Income
 Portfolio*                         2,144,101      3,358,439     (1,214,338)
UIF Emerging Markets Debt
 Portfolio                             34,229        107,275        (73,046)
UIF Emerging Markets Equity
 Portfolio                            395,173      1,773,681     (1,378,508)
UIF Growth Portfolio*               8,742,342      8,161,729        580,613
UIF Mid Cap Growth Portfolio          118,773        921,458       (802,685)
Invesco V.I. American Value
 Fund*                                315,410      1,056,694       (741,284)
Morgan Stanley -- Mid Cap
 Growth Portfolio                      36,045        266,671       (230,626)
Morgan Stanley -- Money Market
 Portfolio                          4,273,590      5,244,268       (970,678)
Morgan Stanley -- Global
 Infrastructure Portfolio              90,248        314,924       (224,676)
Invesco V.I. Equally-Weighted
 S&P 500 Fund                         226,781        921,846       (695,065)
UIF Small Company Growth
 Portfolio                             57,967        214,794       (156,827)
UIF Global Franchise Portfolio         44,695        192,153       (147,458)
Oppenheimer Discovery Mid Cap
 Growth Fund/VA*                      147,665        540,037       (392,372)
Oppenheimer Capital
 Appreciation Fund/VA                 346,080      3,429,704     (3,083,624)
Oppenheimer Global Fund/VA*           862,229      6,821,275     (5,959,046)
Oppenheimer Main Street
 Fund/VA                               98,803        504,811       (406,008)
Oppenheimer Main Street Small
 Cap Fund/VA*                         497,011      4,003,877     (3,506,866)
Putnam VT Diversified Income
 Fund                                 389,275      2,657,621     (2,268,346)
Putnam VT Global Asset
 Allocation Fund                       99,351        389,695       (290,344)
Putnam VT Growth and Income
 Fund                                  66,509        122,040        (55,531)
Putnam VT International Value
 Fund                               2,106,672        217,988      1,888,684
Putnam VT International Equity
 Fund                                 353,640      2,984,946     (2,631,306)
Putnam VT Investors Fund              323,992      3,201,994     (2,878,002)
Putnam VT Multi-Cap Growth
 Fund                               1,238,035        196,420      1,041,615
Putnam VT Small Cap Value Fund        167,823      1,633,849     (1,466,026)
Putnam VT George Putnam
 Balanced Fund                        105,166        587,382       (482,216)

-------------------------------------------------------------------------------

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                        ISSUED        REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
Putnam VT Voyager Fund                134,806        228,989        (94,183)
Putnam VT Equity Income Fund          440,323        740,721       (300,398)
Invesco V.I. Growth and Income
 Fund*                                404,696      2,998,988     (2,594,292)
Invesco V.I. Comstock Fund*           385,851      2,949,576     (2,563,725)
Invesco V.I. American
 Franchise*                             6,925         56,308        (49,383)
Invesco V.I. Mid Cap Growth
 Fund*                                 18,947         23,731         (4,784)
Wells Fargo Advantage VT Index
 Asset Allocation Fund                 35,984         59,702        (23,718)
Wells Fargo Advantage VT Total
 Return Bond Fund                      29,714        462,347       (432,633)
Wells Fargo Advantage VT
 Intrinsic Value Fund                  24,398        210,432       (186,034)
Wells Fargo Advantage VT
 International Equity Fund              2,190          4,894         (2,704)
Wells Fargo Advantage VT Small
 Cap Growth Fund                       53,072        335,461       (282,389)
Wells Fargo Advantage VT
 Discovery Fund                         1,319          3,982         (2,663)
Wells Fargo Advantage VT Small
 Cap Value Fund                         2,025          2,906           (881)
Wells Fargo Advantage VT
 Opportunity Fund                         180          4,530         (4,350)

*   See Note 1 for additional information related to this Sub-Account.

    The changes in units outstanding for the year ended December 31, 2012 were as follows:

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                          ISSUED       REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein VPS Balanced
 Wealth Strategy Portfolio             254,524     1,438,857     (1,184,333)
AllianceBernstein VPS
 International Value Portfolio       2,045,690     4,450,268     (2,404,578)
AllianceBernstein VPS Small/Mid
 Cap Value Portfolio                   172,694       625,950       (453,256)
AllianceBernstein VPS Value
 Portfolio                             283,771     2,674,418     (2,390,647)
AllianceBernstein VPS
 International Growth Portfolio        169,762       512,415       (342,653)
Invesco V.I. Government
 Securities Fund                       386,086       879,492       (493,406)
Invesco V.I. High Yield Fund           324,294       633,539       (309,245)
Invesco V.I. International
 Growth Fund                             7,271         8,933         (1,662)
Invesco V.I. Diversified
 Dividend Fund                         278,892     1,391,325     (1,112,433)
American Funds Global Growth
 Fund                                  317,992       896,764       (578,772)
American Funds Growth Fund             542,687     4,701,391     (4,158,704)
American Funds Growth-Income
 Fund                                  370,608     3,526,389     (3,155,781)
American Funds International
 Fund                                  298,705     1,846,755     (1,548,050)
American Funds Global Small
 Capitalization Fund                    59,360       338,950       (279,590)
Wells Fargo Advantage VT Omega
 Growth Fund                            21,074        53,082        (32,008)
Fidelity(R) VIP Equity-Income
 Portfolio                             418,374     2,296,949     (1,878,575)
Fidelity(R) VIP Growth Portfolio       888,306       854,458         33,848
Fidelity(R) VIP Contrafund
 Portfolio                             543,260     6,514,730     (5,971,470)
Fidelity(R) VIP Mid Cap
 Portfolio                             265,864     1,804,029     (1,538,165)
Fidelity(R) VIP Value Strategies
 Portfolio                             296,595       326,006        (29,411)
Fidelity(R) VIP Dynamic Capital
 Appreciation Portfolio                411,774       201,542        210,232
Franklin Income Securities Fund         30,477        33,161         (2,684)
Franklin Small-Mid Cap Growth
 Securities Fund                       186,149       763,679       (577,530)
Franklin Small Cap Value
 Securities Fund                         6,756         8,093         (1,337)
Franklin Strategic Income
 Securities Fund                       432,170     1,257,644       (825,474)
Mutual Shares Securities Fund          144,091     1,113,009       (968,918)
Templeton Developing Markets
 Securities Fund                        65,800       212,891       (147,091)
Templeton Growth Securities Fund        69,906       517,671       (447,765)
Mutual Global Discovery
 Securities Fund                         2,563         2,297            266

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                          ISSUED       REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
Templeton Global Bond Securities
 Fund                                   11,968        14,490         (2,522)
Hartford Balanced HLS Fund           4,858,272     7,464,707     (2,606,435)
Hartford Total Return Bond HLS
 Fund                               23,944,270    53,574,961    (29,630,691)
Hartford Capital Appreciation
 HLS Fund                              813,369     2,290,650     (1,477,281)
Hartford Dividend and Growth HLS
 Fund                                6,057,727    41,731,123    (35,673,396)
Hartford Global Research HLS
 Fund                                   97,437        64,552         32,885
Hartford Global Growth HLS Fund        980,231     2,153,757     (1,173,526)
Hartford Disciplined Equity HLS
 Fund                                3,700,766    52,515,000    (48,814,234)
Hartford Growth HLS Fund             3,584,008    11,288,386     (7,704,378)
Hartford Growth Opportunities
 HLS Fund                            2,626,677    14,048,355    (11,421,678)
Hartford High Yield HLS Fund         9,838,806    13,684,838     (3,846,032)
Hartford Index HLS Fund              7,687,137     3,510,734      4,176,403
Hartford International
 Opportunities HLS Fund              5,371,029    26,966,196    (21,595,167)
Hartford Small/Mid Cap Equity
 HLS Fund                              978,263       481,676        496,587
Hartford MidCap Value HLS Fund         309,914       352,775        (42,861)
Hartford Money Market HLS Fund      60,822,542    84,643,091    (23,820,549)
Hartford Small Company HLS Fund      1,338,105     7,765,566     (6,427,461)
Hartford SmallCap Growth HLS
 Fund                                3,209,219     6,685,620     (3,476,401)
Hartford Stock HLS Fund              1,217,877     4,934,361     (3,716,484)
Hartford U.S. Government
 Securities HLS Fund                39,856,499    49,406,624     (9,550,125)
Hartford Value HLS Fund              4,275,632    27,587,858    (23,312,226)
American Funds Bond HLS Fund            70,115        59,599         10,516
American Funds Global Growth HLS
 Fund                                    2,875         2,969            (94)
American Funds Global Small
 Capitalization HLS Fund                 6,607        31,815        (25,208)
American Funds Growth HLS Fund          16,740        74,442        (57,702)
American Funds Growth-Income HLS
 Fund                                   17,068        57,274        (40,206)
American Funds International HLS
 Fund                                   23,656        55,969        (32,313)
Lord Abbett Fundamental Equity
 Fund                                  165,570       613,167       (447,597)
Lord Abbett Calibrated Dividend
 Growth Fund                           112,730       467,071       (354,341)
Lord Abbett Bond Debenture Fund      1,359,547     1,572,316       (212,769)
Lord Abbett Growth and Income
 Fund                                  314,253     3,418,617     (3,104,364)
Lord Abbett Classic Stock Fund          90,911       402,417       (311,506)
MFS(R) Core Equity Series               47,399       229,946       (182,547)
MFS(R) Growth Series                    82,493       177,911        (95,418)
MFS(R) Investors Growth Stock
 Series                                 31,979       138,230       (106,251)
MFS(R) Investors Trust Series           47,945       332,716       (284,771)
MFS(R) Total Return Series             306,946     1,789,770     (1,482,824)
MFS(R) Value Series                     10,004        26,730        (16,726)
Invesco Van Kampen V.I. Equity
 and Income Fund                       107,902       755,929       (648,027)
UIF Core Plus Fixed Income
 Portfolio                             698,740     1,608,177       (909,437)
UIF Emerging Markets Debt
 Portfolio                              57,402       107,014        (49,612)
UIF Emerging Markets Equity
 Portfolio                             315,997     1,131,802       (815,805)
UIF Mid Cap Growth Portfolio           178,311     1,337,140     (1,158,829)
Invesco Van Kampen V.I. American
 Value Fund                            263,678       672,611       (408,933)
Morgan Stanley -- Focus Growth
 Portfolio                             147,191       900,843       (753,652)
Morgan Stanley -- Multi Cap
 Growth Portfolio                      129,298       321,897       (192,599)
Morgan Stanley -- Mid Cap Growth
 Portfolio                              81,463       392,366       (310,903)
Morgan Stanley -- Flexible
 Income Portfolio                      168,599       470,195       (301,596)
Morgan Stanley -- Growth
 Portfolio                             181,895       615,435       (433,540)

-------------------------------------------------------------------------------

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                          ISSUED       REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
Morgan Stanley -- Money Market
 Portfolio                           3,514,799     4,567,268     (1,052,469)
Morgan Stanley -- Global
 Infrastructure Portfolio               72,089       314,955       (242,866)
Invesco V.I. Equally-Weighted
 S&P 500 Fund                          189,316     1,058,656       (869,340)
UIF Small Company Growth
 Portfolio                              41,691       232,753       (191,062)
UIF Global Franchise Portfolio          65,189       318,545       (253,356)
Oppenheimer Small- & Mid-Cap
 Growth Fund/VA                        203,619       375,953       (172,334)
Oppenheimer Capital Appreciation
 Fund/VA                               257,663     1,896,447     (1,638,784)
Oppenheimer Global Securities
 Fund/VA                               286,319     3,761,241     (3,474,922)
Oppenheimer Main Street Fund/VA        183,293       260,773        (77,480)
Oppenheimer Main Street Small- &
 Mid-Cap Fund/VA                       341,606     2,950,816     (2,609,210)
Putnam VT Diversified Income
 Fund                                1,227,028     1,160,504         66,524
Putnam VT Global Asset
 Allocation Fund                       167,447       270,992       (103,545)
Putnam VT Growth and Income Fund        39,363        69,015        (29,652)
Putnam VT International Value
 Fund                                   85,811        85,439            372
Putnam VT International Equity
 Fund                                  535,181     1,916,335     (1,381,154)
Putnam VT Investors Fund               253,596     2,174,216     (1,920,620)
Putnam VT Multi-Cap Growth Fund         76,225       100,746        (24,521)
Putnam VT Small Cap Value Fund         490,204       850,901       (360,697)
Putnam VT George Putnam Balanced
 Fund                                   88,022       243,005       (154,983)
Putnam VT Voyager Fund                 337,161       766,690       (429,529)
Putnam VT Equity Income Fund           334,288       473,489       (139,201)
Invesco Van Kampen V.I. Growth
 and Income Fund                       230,609     1,925,710     (1,695,101)
Invesco Van Kampen V.I. Comstock
 Fund                                  222,490     2,169,376     (1,946,886)
Invesco Van Kampen V.I. American
 Franchise Fund                          5,556        48,950        (43,394)
Invesco Van Kampen V.I. Mid Cap
 Growth Fund                            15,928        36,493        (20,565)
Wells Fargo Advantage VT Index
 Asset Allocation Fund                  60,828        61,214           (386)
Wells Fargo Advantage VT Total
 Return Bond Fund                      284,716       632,087       (347,371)
Wells Fargo Advantage VT
 Intrinsic Value Fund                      337       236,161       (235,824)
Wells Fargo Advantage VT
 International Equity Fund               1,415           346          1,069
Wells Fargo Advantage VT Small
 Cap Growth Fund                        36,104       341,140       (305,036)
Wells Fargo Advantage VT
 Discovery Fund                          3,327         9,280         (5,953)
Wells Fargo Advantage VT Small
 Cap Value Fund                          1,798           624          1,174
Wells Fargo Advantage VT
 Opportunity Fund                           57        23,175        (23,118)

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios representing the lowest and highest contract charges for each of the periods presented within each Sub-Account that had outstanding units as of and for the period ended December 31, 2013. The unit value range presented below represents the unit values of the highest and lowest contract charges, therefore a specific Sub-Account unit value may be outside of the range presented in this table. In the case of fund mergers, the expense, investment income, and total return ratios are calculated using only the results of the surviving fund and exclude the results of the funds merged into the surviving fund.

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS
 BALANCED WEALTH STRATEGY
 PORTFOLIO
 2013                               3,198,333      $12.729771      to      $14.793271         $44,067,057
 2012                               5,461,452       11.219522      to       12.818616          65,909,035
 2011                               6,645,785       11.391416      to       12.906986          71,764,615
 2010                               8,090,854       10.720387      to       11.838977          91,243,586
 2009                               9,485,906        9.960690      to       10.814618          98,415,836
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE
 PORTFOLIO
 2013                               9,763,496       11.040717      to       14.699331          99,970,386
 2012                              19,282,359        9.063687      to       12.298405         163,898,336
 2011                              21,686,937        7.996803      to       11.058787         163,784,891
 2010                              22,653,108       10.000912      to       14.095784         215,349,686
 2009                              24,360,222        6.097831      to        9.660906         225,461,994
ALLIANCEBERNSTEIN VPS
 SMALL/MID CAP VALUE
 PORTFOLIO
 2013                               1,371,039       20.051917      to       25.728586          25,838,715
 2012                               2,051,592       14.678471      to       19.194614          28,407,777
 2011                               2,504,848       12.483330      to       16.637043          29,667,108
 2010                               2,977,431       12.463674      to       13.763974          39,082,647
 2009                               2,806,179       10.089911      to       10.954830          29,517,468
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 2013                               4,374,952       13.668974      to       18.669017          55,889,756
 2012                               8,662,694       10.089941      to       14.044706          82,321,666
 2011                              11,053,341        8.798492      to       12.481891          92,172,540
 2010                              12,683,573        9.212624      to       13.320158         111,430,522
 2009                              13,751,680        8.330677      to       12.276059         110,062,067
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH
 PORTFOLIO
 2013                                 886,792        8.841249      to       16.152775           7,538,512
 2012                               1,447,334        7.860671      to       14.636537          10,988,655
 2011                               1,789,987        6.872697      to       13.042261          11,943,636
 2010                               2,208,107        8.247734      to       15.952061          17,730,069
 2009                               2,419,921        7.098724      to        7.379407          17,507,794
INVESCO V.I. GOVERNMENT
 SECURITIES FUND
 2013                               1,180,750        9.820931      to       10.198135          11,836,872
 2012                               1,550,012       10.401808      to       10.656446          16,347,534
 2011                               2,043,418       10.470217      to       10.582701          21,523,290
INVESCO V.I. HIGH YIELD FUND
 2013                               1,107,198       11.392973      to       11.896653          12,986,273
 2012                               1,417,799       10.954583      to       11.262984          15,820,202
 2011                               1,727,044        9.619164      to        9.737940          16,748,984

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS
 BALANCED WEALTH STRATEGY
 PORTFOLIO
 2013                           0.75%     to       2.45%      1.82%     to       2.27%      13.46%     to       15.40%
 2012                           0.75%     to       2.45%      1.87%     to       1.97%      10.63%     to       12.53%
 2011                           0.75%     to       2.65%        --      to       2.27%      (5.59)%    to       (3.78)%
 2010                           0.75%     to       2.45%      2.52%     to       2.56%       7.63%     to        9.47%
 2009                           0.75%     to       2.45%      0.91%     to       1.14%      21.44%     to       23.52%
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE
 PORTFOLIO
 2013                           0.75%     to       2.65%      4.75%     to       6.22%      19.52%     to       21.81%
 2012                           0.75%     to       2.65%      1.32%     to       1.41%      11.21%     to       13.34%
 2011                           0.75%     to       2.65%      3.85%     to       5.13%     (21.55)%    to      (20.04)%
 2010                           0.75%     to       2.65%      2.68%     to      11.35%       1.57%     to        3.52%
 2009                           0.75%     to       2.45%      1.08%     to       1.14%      31.11%     to       33.36%
ALLIANCEBERNSTEIN VPS
 SMALL/MID CAP VALUE
 PORTFOLIO
 2013                           0.75%     to       2.65%      0.36%     to       0.64%      34.04%     to       36.61%
 2012                           0.75%     to       2.65%      0.28%     to       0.41%      15.37%     to       17.58%
 2011                           0.75%     to       2.65%        --      to       0.26%     (11.01)%    to       (9.30)%
 2010                           0.75%     to       2.45%      0.27%     to       0.29%      23.53%     to       25.64%
 2009                           0.75%     to       2.45%      0.81%     to       0.82%      39.21%     to       41.59%
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 2013                           0.75%     to       2.65%      1.89%     to       2.04%      32.93%     to       35.47%
 2012                           0.75%     to       2.65%      1.56%     to       1.93%      12.52%     to       14.68%
 2011                           0.75%     to       2.65%      0.78%     to       1.16%      (6.29)%    to       (4.50)%
 2010                           0.75%     to       2.65%      0.97%     to       1.77%       8.51%     to       10.59%
 2009                           0.75%     to       2.65%      2.97%     to       2.97%      17.87%     to       20.13%
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH
 PORTFOLIO
 2013                           0.75%     to       2.65%      0.64%     to       0.74%      10.36%     to       12.47%
 2012                           0.75%     to       2.65%      1.35%     to       1.45%      12.22%     to       14.38%
 2011                           0.75%     to       2.65%      2.69%     to       2.83%     (18.24)%    to      (16.67)%
 2010                           0.75%     to       2.65%      1.81%     to       1.97%       9.66%     to       11.77%
 2009                           0.75%     to       2.45%      4.80%     to       4.80%      35.87%     to       38.20%
INVESCO V.I. GOVERNMENT
 SECURITIES FUND
 2013                           1.50%     to       2.85%      2.66%     to       3.90%      (5.58)%    to       (4.30)%
 2012                           1.50%     to       2.85%      2.92%     to       3.02%      (0.65)%    to        0.70%
 2011                           1.50%     to       2.85%        --      to         --        4.70%     to        5.83%
INVESCO V.I. HIGH YIELD FUND
 2013                           1.30%     to       2.85%      4.60%     to       5.13%       4.00%     to        5.63%
 2012                           1.30%     to       2.85%      5.09%     to       5.12%      13.88%     to       15.66%
 2011                           1.30%     to       2.85%        --      to         --       (3.81)%    to       (2.62)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL
 GROWTH FUND
 2013                                  93,077      $11.612802      to      $11.817709          $1,098,067
 2012                                 106,094        9.909800      to       10.054472           1,065,264
 2011                                 107,756        8.710644      to        8.811351             948,572
 2010                                 109,165        9.488000      to        9.568935           1,043,769
 2009                                  90,641        8.535965      to        8.582995             777,469
INVESCO V.I. DIVERSIFIED
 DIVIDEND FUND
 2013                               4,517,650       13.999762      to       14.723123          66,018,702
 2012                               5,490,061       11.015290      to       11.382896          62,188,170
 2011                               6,602,494        9.574800      to        9.712980          63,991,765
INVESCO V.I. MONEY MARKET
 FUND
 2013                               3,812,606        9.861578      to        9.957895          37,798,153
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2013                               2,140,970        2.469409      to       21.130260          36,105,541
 2012                               2,816,437        1.936644      to       16.830177          37,458,032
 2011                               3,395,209        1.600797      to       14.128659          38,050,062
 2010                               4,247,663        1.779930      to       15.955411          52,943,447
 2009                               4,811,716        1.613666      to       14.722940          54,444,590
AMERICAN FUNDS GROWTH FUND
 2013                              12,394,768        1.946294      to       21.759453         180,758,727
 2012                              16,189,639        1.515544      to       17.208192         182,970,591
 2011                              20,348,343        1.302357      to       15.018465         199,614,005
 2010                              26,109,616        1.378355      to       16.143452         271,805,110
 2009                              31,812,498        1.176587      to       13.995310         282,227,228
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2013                               9,644,679        1.792918      to       20.054357         168,000,478
 2012                              12,585,583        1.360573      to       15.456025         164,643,394
 2011                              15,741,364        1.173261      to       13.536212         179,282,344
 2010                              19,829,452        1.210780      to       14.187486         233,613,057
 2009                              23,644,817        1.100825      to       13.129161         255,479,386
AMERICAN FUNDS INTERNATIONAL
 FUND
 2013                               4,089,024        2.144357      to       17.663102          58,387,358
 2012                               5,413,431        1.786016      to       14.941037          63,751,033
 2011                               6,961,481        1.534576      to       13.038067          71,526,671
 2010                               8,733,498        1.807016      to       15.593154         106,346,684
 2009                              10,616,224        1.707156      to       14.961293         121,552,054
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2013                                 918,920        2.573031      to       22.242127          18,368,180
 2012                               1,253,007        2.032043      to       17.839852          19,223,575
 2011                               1,532,597        1.741965      to       15.531967          20,479,653
 2010                               2,072,107        2.182637      to       19.765808          35,102,714
 2009                               2,466,145        1.806309      to       16.612984          34,878,989
WELLS FARGO ADVANTAGE VT
 OMEGA GROWTH FUND
 2013                                 143,471       18.581799      to       19.400901           2,743,153
 2012                                 184,516       13.606107      to       14.029736           2,561,880
 2011                                 216,524       11.576024      to       11.788274           2,535,732
 2010                                 264,536       12.552740      to       12.624085           3,332,714

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL
 GROWTH FUND
 2013                           1.00%     to       1.30%      1.06%     to       1.08%      17.19%     to       17.54%
 2012                           1.00%     to       1.30%      1.33%     to       1.37%      13.77%     to       14.11%
 2011                           1.00%     to       1.30%      1.12%     to       1.16%      (8.19)%    to       (7.92)%
 2010                           1.00%     to       1.30%      1.94%     to       1.97%      11.15%     to       11.49%
 2009                           1.00%     to       1.30%      1.87%     to       2.10%      33.17%     to       33.57%
INVESCO V.I. DIVERSIFIED
 DIVIDEND FUND
 2013                           1.30%     to       2.85%      2.14%     to       3.58%      27.09%     to       29.34%
 2012                           1.30%     to       2.85%      1.84%     to       1.93%      15.04%     to       17.19%
 2011                           1.30%     to       2.85%        --      to         --       (4.25)%    to       (2.87)%
INVESCO V.I. MONEY MARKET
 FUND
 2013                           0.75%     to       2.40%      0.01%     to       0.01%      (1.38)%    to       (0.42)%
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2013                           1.30%     to       2.85%      1.22%     to       2.06%      25.55%     to       27.51%
 2012                           1.30%     to       2.85%      0.96%     to       1.08%      19.12%     to       20.98%
 2011                           1.30%     to       2.85%      0.58%     to       1.10%     (11.45)%    to      (10.06)%
 2010                           1.30%     to       2.85%      1.44%     to       1.50%       8.61%     to       10.30%
 2009                           1.30%     to       2.65%      0.94%     to       1.35%      38.58%     to       40.47%
AMERICAN FUNDS GROWTH FUND
 2013                           1.30%     to       2.85%      0.85%     to       0.96%      26.45%     to       28.42%
 2012                           1.30%     to       2.85%      0.75%     to       0.81%      14.58%     to       16.37%
 2011                           1.30%     to       2.85%      0.54%     to       0.67%      (6.97)%    to       (5.51)%
 2010                           1.30%     to       2.85%      0.69%     to       1.04%      15.35%     to       17.15%
 2009                           1.30%     to       2.85%      0.65%     to       2.23%      35.50%     to       37.61%
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2013                           1.30%     to       2.85%      0.99%     to       1.43%      29.75%     to       31.78%
 2012                           1.30%     to       2.85%      1.49%     to       1.58%      14.18%     to       15.97%
 2011                           1.30%     to       2.85%      1.42%     to       1.43%      (4.59)%    to       (3.10)%
 2010                           1.30%     to       2.85%      1.50%     to       2.38%       8.30%     to        9.99%
 2009                           1.30%     to       2.65%      1.60%     to       4.23%      27.81%     to       29.55%
AMERICAN FUNDS INTERNATIONAL
 FUND
 2013                           1.30%     to       2.85%      1.09%     to       1.36%      18.22%     to       20.06%
 2012                           1.30%     to       2.85%      1.51%     to       1.54%      14.60%     to       16.38%
 2011                           1.30%     to       2.85%      1.61%     to       1.79%     (16.39)%    to      (15.08)%
 2010                           1.30%     to       2.85%      1.96%     to       3.01%       4.22%     to        5.85%
 2009                           1.30%     to       2.85%      1.13%     to       1.53%      39.05%     to       41.23%
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2013                           1.30%     to       2.85%      0.29%     to       0.88%      24.68%     to       26.62%
 2012                           1.30%     to       2.85%      1.25%     to       1.34%      14.86%     to       16.65%
 2011                           1.30%     to       2.85%      1.25%     to       1.40%     (21.42)%    to      (20.19)%
 2010                           1.30%     to       2.85%      1.79%     to       2.02%      18.98%     to       20.83%
 2009                           1.30%     to       2.85%      0.28%     to       1.03%      56.77%     to       59.21%
WELLS FARGO ADVANTAGE VT
 OMEGA GROWTH FUND
 2013                           1.15%     to       2.40%      0.12%     to       0.13%      36.57%     to       38.28%
 2012                           1.15%     to       2.40%        --      to         --       17.54%     to       19.01%
 2011                           1.15%     to       2.40%        --      to         --       (7.78)%    to       (6.62)%
 2010                           0.52%     to       1.09%        --      to         --       25.53%     to       26.24%

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP EQUITY-
 INCOME PORTFOLIO
 2013                               4,943,978      $15.369493      to      $20.123493         $71,149,085
 2012                               7,873,762       12.114138      to       16.173323          89,916,855
 2011                               9,752,337       10.426975      to       14.194812          96,421,077
 2010                              11,136,846       10.437162      to       14.503942         110,848,898
 2009                              12,338,775        8.427667      to        9.150684         108,465,628
FIDELITY(R) VIP GROWTH
 PORTFOLIO
 2013                               1,653,526       17.673176      to       21.694064          27,444,009
 2012                               3,290,966       13.092760      to       16.387763          40,555,290
 2011                               3,257,118       11.530588      to       14.716451          35,588,924
 2010                               3,636,812       11.621232      to       15.140265          40,241,265
 2009                               4,161,437        8.706200      to        9.453023          37,759,820
FIDELITY(R) VIP CONTRAFUND
 PORTFOLIO
 2013                              17,516,012       18.837029      to       20.895412         309,675,644
 2012                              28,797,388       14.492862      to       16.392891         394,673,248
 2011                              34,768,858       12.572635      to       14.500794         415,815,519
 2010                              41,496,918       13.030114      to       15.340729         517,456,721
 2009                              47,299,692       10.340831      to       11.227714         511,511,847
FIDELITY(R) VIP MID CAP
 PORTFOLIO
 2013                               4,675,001       20.692786      to       22.860601          90,489,841
 2012                               7,316,349       15.344540      to       17.285596         105,346,954
 2011                               8,854,514       13.494815      to       15.501125         112,915,561
 2010                              10,652,547       15.251669      to       17.883417         154,545,822
 2009                              11,267,007       11.951681      to       14.282434         129,049,709
FIDELITY(R) VIP VALUE
 STRATEGIES PORTFOLIO
 2013                                 657,583       17.561540      to       28.029835          11,125,813
 2012                                 990,570       13.591300      to       22.119855          12,743,430
 2011                               1,019,981       10.776854      to       17.884524          10,442,095
 2010                               1,487,091       11.936816      to       20.221422          16,860,050
 2009                               1,544,976        9.519435      to       16.435205          14,071,886
FIDELITY(R) VIP DYNAMIC
 CAPITAL APPRECIATION
 PORTFOLIO
 2013                                 537,380       12.738293      to       14.129404           7,296,736
 2012                                 492,899        9.437406      to       10.296883           4,878,077
 2011                                 282,667        7.907296      to        8.486346           2,330,637
 2010                                 263,474        8.330097      to        8.793676           2,302,500
 2009                                 267,129        7.231608      to        7.509249           1,961,720
FRANKLIN INCOME SECURITIES
 FUND
 2013                                 327,270       13.586188      to       13.826165           4,504,927
 2012                                 330,941       12.089034      to       12.265726           4,044,496
 2011                                 333,625       10.880501      to       11.006459           3,662,744
 2010                                 372,149       10.776531      to       10.868618           4,037,529
 2009                                 400,763        9.700733      to        9.754336           3,903,300
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2013                               1,733,770        1.850212      to       23.274741          23,295,919
 2012                               2,191,630        1.356754      to       17.333549          21,352,705
 2011                               2,769,160        1.239954      to       16.088785          25,026,693
 2010                               3,444,856        1.319964      to       17.394707          33,350,302
 2009                               4,203,728        1.047791      to       14.054106          31,884,193

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
FIDELITY(R) VIP EQUITY-
 INCOME PORTFOLIO
 2013                           0.75%     to       2.70%      1.93%     to       2.33%      24.42%     to       26.87%
 2012                           0.75%     to       2.70%      2.67%     to       2.98%      13.94%     to       16.18%
 2011                           0.75%     to       2.70%      2.32%     to       2.47%      (2.03)%    to       (0.10)%
 2010                           0.75%     to       2.65%      1.59%     to       3.28%      11.91%     to       14.06%
 2009                           0.75%     to       2.45%      1.97%     to       2.15%      26.74%     to       28.91%
FIDELITY(R) VIP GROWTH
 PORTFOLIO
 2013                           0.75%     to       2.70%      0.04%     to       0.05%      32.38%     to       34.98%
 2012                           0.75%     to       2.70%      0.31%     to       0.36%      11.36%     to       13.55%
 2011                           0.75%     to       2.70%      0.12%     to       0.14%      (2.70)%    to       (0.78)%
 2010                           0.75%     to       2.65%      0.03%     to       0.03%      20.63%     to       22.94%
 2009                           0.75%     to       2.45%      0.20%     to       0.23%      24.87%     to       27.01%
FIDELITY(R) VIP CONTRAFUND
 PORTFOLIO
 2013                           0.75%     to       2.70%      0.59%     to       0.88%      27.47%     to       29.97%
 2012                           0.75%     to       2.70%      1.03%     to       1.14%      13.05%     to       15.27%
 2011                           0.75%     to       2.70%      0.73%     to       0.85%      (5.38)%    to       (3.51)%
 2010                           0.75%     to       2.65%      0.64%     to       0.99%      13.87%     to       16.05%
 2009                           0.75%     to       2.45%      1.17%     to       1.26%      32.19%     to       34.46%
FIDELITY(R) VIP MID CAP
 PORTFOLIO
 2013                           0.75%     to       2.70%      0.25%     to       0.29%      32.25%     to       34.85%
 2012                           0.75%     to       2.70%      0.37%     to       0.40%      11.51%     to       13.71%
 2011                           0.75%     to       2.70%      0.02%     to       0.02%     (13.23)%    to      (11.52)%
 2010                           0.75%     to       2.65%      0.12%     to       0.41%      25.21%     to       27.61%
 2009                           0.75%     to       2.65%      0.48%     to       1.02%      36.10%     to       38.71%
FIDELITY(R) VIP VALUE
 STRATEGIES PORTFOLIO
 2013                           0.75%     to       2.70%      0.42%     to       0.72%      26.72%     to       29.21%
 2012                           0.75%     to       2.70%      0.38%     to       0.45%      23.68%     to       26.12%
 2011                           0.75%     to       2.70%      0.64%     to       0.83%     (11.46)%    to       (9.72)%
 2010                           0.75%     to       2.65%      0.30%     to       0.34%      23.04%     to       25.39%
 2009                           0.75%     to       2.65%      0.45%     to       0.80%      53.04%     to       55.98%
FIDELITY(R) VIP DYNAMIC
 CAPITAL APPRECIATION
 PORTFOLIO
 2013                           0.75%     to       2.40%      0.09%     to       0.13%      34.98%     to       37.22%
 2012                           0.75%     to       2.40%      0.56%     to       0.88%      19.35%     to       21.33%
 2011                           0.75%     to       2.40%        --      to         --       (5.08)%    to       (3.49)%
 2010                           0.75%     to       2.40%      0.12%     to       0.21%      15.19%     to       17.11%
 2009                           0.75%     to       2.40%      0.01%     to       0.02%      32.57%     to       34.77%
FRANKLIN INCOME SECURITIES
 FUND
 2013                           1.00%     to       1.30%      6.11%     to       6.15%      12.38%     to       12.72%
 2012                           1.00%     to       1.30%      6.13%     to       6.22%      11.11%     to       11.44%
 2011                           1.00%     to       1.30%      5.58%     to       5.60%       0.96%     to        1.27%
 2010                           1.00%     to       1.30%      5.81%     to       6.45%      11.09%     to       11.42%
 2009                           1.00%     to       1.30%      7.33%     to       8.05%      33.62%     to       34.03%
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2013                           1.30%     to       2.85%        --      to         --       34.28%     to       36.37%
 2012                           1.30%     to       2.85%        --      to         --        7.74%     to        9.42%
 2011                           1.30%     to       2.85%        --      to         --       (7.51)%    to       (6.06)%
 2010                           1.30%     to       2.85%        --      to         --       24.04%     to       25.98%
 2009                           1.30%     to       2.65%        --      to         --       39.82%     to       41.72%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2013                                  52,854      $16.807858      to      $17.104876            $902,048
 2012                                  59,656       12.508989      to       12.691933             755,818
 2011                                  60,993       10.715206      to       10.839361             660,492
 2010                                  60,375       11.292781      to       11.389367             687,077
 2009                                  51,604        8.927940      to        8.977355             463,015
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2013                               3,270,926        2.075988      to       15.353771          62,789,065
 2012                               4,273,143        2.031588      to       15.260068          81,403,803
 2011                               5,098,617        1.819437      to       13.879831          88,660,688
 2010                               6,362,011        1.793457      to       13.895333         110,012,270
 2009                               7,133,179        1.633768      to       12.855764         115,396,444
MUTUAL SHARES SECURITIES FUND
 2013                               3,132,794       12.950382      to       18.194494          58,313,141
 2012                               3,999,638       10.214946      to       14.595381          59,638,157
 2011                               4,968,556        9.034795      to       13.144834          66,483,632
 2010                               6,399,445        9.229000      to       13.667615          87,563,905
 2009                               7,643,529        8.393589      to       12.646702          96,321,670
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2013                                 539,070        2.902585      to       17.482158          11,451,967
 2012                                 708,721        2.962340      to       18.120821          15,635,259
 2011                                 855,812        2.646401      to       16.440986          16,805,497
 2010                               1,138,372        3.179308      to       20.060726          26,923,425
 2009                               1,286,660        2.733475      to       20.261118          26,824,769
TEMPLETON GROWTH SECURITIES
 FUND
 2013                               1,110,890       12.498834      to       19.105145          17,556,778
 2012                               1,615,621        9.663708      to       15.025989          19,167,651
 2011                               2,063,386        8.065299      to       12.769965          20,669,682
 2010                               2,608,906        8.773263      to       14.184236          28,895,773
 2009                               3,194,570        8.257399      to       13.562075          34,180,658
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 2013                                  31,418       13.684999      to       13.926688             437,285
 2012                                  38,838       10.871629      to       11.030518             428,172
 2011                                  38,572        9.723818      to        9.836390             379,213
 2010                                  35,962       10.163764      to       10.250605             368,200
 2009                                  48,090        9.203811      to        9.254670             444,351
TEMPLETON GLOBAL BOND
 SECURITIES FUND
 2013                                 111,813       14.562132      to       14.819300           1,649,863
 2012                                 114,076       14.529591      to       14.741891           1,675,724
 2011                                 116,598       12.803269      to       12.951447           1,505,343
 2010                                 108,971       13.096251      to       13.208123           1,434,842
 2009                                  83,594       11.609181      to       11.673293             974,084
HARTFORD BALANCED HLS FUND
 2013                              21,181,245        1.693116      to       18.325111          42,372,638
 2012                              27,519,801        1.407604      to       15.527004          46,881,825
 2011                              30,126,236        1.266006      to       14.232758          46,438,966
 2010                              35,090,999        1.252295      to       14.348822          53,314,446
 2009                              30,286,081        1.125166      to       13.139332          41,921,084

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2013                           1.00%     to       1.30%      1.18%     to       1.18%      34.37%     to       34.77%
 2012                           1.00%     to       1.30%      0.65%     to       0.69%      16.74%     to       17.09%
 2011                           1.00%     to       1.30%      0.56%     to       0.58%      (5.11)%    to       (4.83)%
 2010                           1.00%     to       1.30%      0.58%     to       0.68%      26.49%     to       26.87%
 2009                           1.00%     to       1.30%      1.39%     to       1.86%      27.38%     to       27.76%
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2013                           1.30%     to       2.85%      4.87%     to       6.52%       0.61%     to        2.19%
 2012                           1.30%     to       2.85%      7.13%     to      10.01%       9.94%     to       11.66%
 2011                           1.30%     to       2.85%      5.25%     to       5.92%      (0.11)%    to        1.45%
 2010                           1.30%     to       2.85%      3.22%     to       5.35%       8.09%     to        9.77%
 2009                           1.30%     to       2.85%      8.29%     to       8.29%      22.57%     to       24.49%
MUTUAL SHARES SECURITIES FUND
 2013                           1.00%     to       2.85%      1.95%     to       2.31%      24.66%     to       26.78%
 2012                           1.00%     to       2.85%      1.70%     to       2.00%      11.04%     to       13.06%
 2011                           1.00%     to       2.85%      2.26%     to       2.96%      (3.82)%    to       (2.10)%
 2010                           1.00%     to       2.85%      1.53%     to       1.57%       8.07%     to        9.95%
 2009                           1.00%     to       2.85%      2.40%     to       2.40%      22.51%     to       24.69%
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2013                           1.30%     to       2.85%      2.06%     to       2.25%      (3.52)%    to       (2.02)%
 2012                           1.30%     to       2.85%      1.64%     to       2.61%      10.22%     to       11.94%
 2011                           1.30%     to       2.85%      1.25%     to       1.45%     (18.04)%    to      (16.76)%
 2010                           1.30%     to       2.85%      1.75%     to       1.76%      14.52%     to       16.31%
 2009                           1.30%     to       2.60%      4.68%     to       4.75%      68.88%     to       71.09%
TEMPLETON GROWTH SECURITIES
 FUND
 2013                           1.00%     to       2.85%      2.08%     to       2.57%      27.15%     to       29.34%
 2012                           1.00%     to       2.85%      1.90%     to       1.96%      17.67%     to       19.82%
 2011                           1.00%     to       2.85%      1.28%     to       1.32%      (9.59)%    to       (8.07)%
 2010                           1.00%     to       2.65%      1.19%     to       1.56%       4.59%     to        6.25%
 2009                           1.00%     to       2.65%      3.28%     to       3.28%      27.68%     to       29.68%
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 2013                           1.00%     to       1.30%      1.90%     to       1.96%      25.88%     to       26.26%
 2012                           1.00%     to       1.30%      2.56%     to       2.74%      11.80%     to       12.14%
 2011                           1.00%     to       1.30%      2.18%     to       2.75%      (4.33)%    to       (4.04)%
 2010                           1.00%     to       1.30%      1.20%     to       1.64%      10.43%     to       10.76%
 2009                           1.00%     to       1.30%      1.71%     to       1.75%      21.60%     to       21.97%
TEMPLETON GLOBAL BOND
 SECURITIES FUND
 2013                           1.00%     to       1.30%      4.45%     to       4.51%       0.22%     to        0.53%
 2012                           1.00%     to       1.30%      6.10%     to       6.37%      13.48%     to       13.82%
 2011                           1.00%     to       1.30%      5.49%     to       5.71%      (2.24)%    to       (1.94)%
 2010                           1.00%     to       1.30%      1.38%     to       1.45%      12.81%     to       13.15%
 2009                           1.00%     to       1.30%     12.97%     to      14.48%      17.05%     to       17.41%
HARTFORD BALANCED HLS FUND
 2013                           0.75%     to       2.65%      1.08%     to       1.96%      18.02%     to       20.28%
 2012                           0.75%     to       2.65%      2.71%     to       2.80%       9.09%     to       11.18%
 2011                           0.75%     to       2.65%      1.64%     to       3.01%      (0.81)%    to        1.09%
 2010                           0.75%     to       2.65%      1.48%     to       1.57%       9.21%     to       11.30%
 2009                           0.75%     to       2.65%      2.30%     to       5.64%      26.88%     to       29.32%

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND
 HLS FUND
 2013                              291,763,976      $1.976410      to      $12.603646        $722,686,855
 2012                              254,032,634       2.018825      to       13.121114         603,732,869
 2011                              283,663,325       1.891466      to       12.529041         634,968,710
 2010                              322,038,720       1.781162      to       12.024711         672,918,412
 2009                              345,695,313       1.669168      to       11.484705         680,265,550
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2013                               6,458,580       17.642063      to       22.625944         107,626,143
 2012                               6,985,647       12.780410      to       16.704995          83,839,708
 2011                               8,462,928       10.881142      to       14.495182          87,279,646
 2010                               9,718,486       12.374494      to       16.801253         115,050,037
 2009                               8,969,835       10.476280      to       10.701705          92,510,894
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2013                              116,194,328       2.467388      to       19.405426         324,117,243
 2012                              187,922,381       1.884399      to       15.104414         401,660,718
 2011                              223,595,777       1.671386      to       13.653929         426,049,774
 2010                              250,852,760       1.662078      to       13.838538         477,827,005
 2009                              275,857,618       1.280144      to        1.479238         469,292,062
HARTFORD GLOBAL RESEARCH HLS
 FUND
 2013                                 184,665       12.378465      to       13.630201           2,464,883
 2012                                 174,763        9.828213      to       10.645075           1,821,865
 2011                                 141,878        8.502933      to        9.059013           1,255,420
 2010                                 164,158        9.601036      to       10.061290           1,610,609
 2009                                 202,543        8.476750      to        8.737909           1,740,040
HARTFORD GLOBAL GROWTH HLS
 FUND
 2013                               4,132,243        1.816121      to       20.711072          10,078,551
 2012                               6,136,835        1.342516      to       15.603493          10,087,638
 2011                               7,310,361        1.096068      to       12.983312           9,773,916
 2010                               8,310,467        1.282407      to        8.309535          13,138,329
 2009                               9,598,407        1.130896      to        7.453319          13,590,626
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2013                              107,813,371       1.777782      to       21.138854         209,139,718
 2012                              174,236,751       1.318796      to       15.981739         243,023,429
 2011                              223,050,985       1.129674      to       13.952267         265,972,586
 2010                              277,822,332       1.125208      to       14.163838         329,992,801
 2009                              320,779,402       0.994065      to        1.078275         338,385,719
HARTFORD GROWTH HLS FUND
 2013                               9,026,818        2.053068      to       21.323638          18,052,688
 2012                              17,037,429        1.306935      to        1.526743          24,577,308
 2011                              24,741,807        1.130457      to        1.298990          30,287,097
 2010                              29,610,352        1.266333      to        1.437446          40,045,795
 2009                              21,370,308        1.091277      to        1.213267          24,662,140
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2013                              36,584,242        2.610723      to       22.020532         103,051,646
 2012                              46,586,169        1.937740      to       16.665811          91,736,573
 2011                              58,007,847        1.538976      to       13.496611          89,363,566
 2010                              69,259,754        1.701546      to       15.232438         116,403,129
 2009                              81,204,646        1.306706      to        1.458218         116,336,384

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND
 HLS FUND
 2013                           0.75%     to       2.65%      4.24%     to       4.39%      (3.94)%    to       (2.10)%
 2012                           0.75%     to       2.65%      3.99%     to       4.61%       4.73%     to        6.73%
 2011                           0.75%     to       2.65%      0.21%     to       0.28%       4.19%     to        6.19%
 2010                           0.75%     to       2.65%      4.08%     to      10.74%       4.70%     to        6.71%
 2009                           0.75%     to       2.65%      3.95%     to      10.57%      12.00%     to       14.15%
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2013                           0.75%     to       2.65%      0.95%     to       1.16%      35.44%     to       38.04%
 2012                           0.75%     to       2.65%      1.36%     to       1.73%      15.25%     to       17.45%
 2011                           0.75%     to       2.65%      0.70%     to       1.23%     (13.73)%    to      (12.07)%
 2010                           0.75%     to       2.65%      0.56%     to       0.82%      13.46%     to       15.63%
 2009                           0.75%     to       2.45%      1.38%     to       2.64%      42.14%     to       44.58%
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2013                           0.75%     to       2.65%      1.47%     to       2.20%      28.48%     to       30.94%
 2012                           0.75%     to       2.65%      2.11%     to       2.59%      10.62%     to       12.74%
 2011                           0.75%     to       2.65%      1.93%     to       2.77%      (1.33)%    to        0.56%
 2010                           0.75%     to       2.65%      1.93%     to       7.65%      10.25%     to       12.36%
 2009                           0.75%     to       2.45%      2.30%     to       2.55%      21.66%     to       23.74%
HARTFORD GLOBAL RESEARCH HLS
 FUND
 2013                           0.75%     to       2.40%      0.87%     to       1.56%      25.95%     to       28.04%
 2012                           0.75%     to       2.40%      1.13%     to       1.22%      15.59%     to       17.51%
 2011                           0.75%     to       2.40%      0.01%     to       0.01%     (11.44)%    to       (9.96)%
 2010                           0.75%     to       2.40%      0.98%     to       1.04%      13.26%     to       15.15%
 2009                           0.75%     to       2.40%      1.23%     to       1.50%      38.76%     to       41.06%
HARTFORD GLOBAL GROWTH HLS
 FUND
 2013                           0.75%     to       2.65%      0.71%     to       0.74%      32.73%     to       35.28%
 2012                           0.75%     to       2.65%      0.39%     to       0.56%      20.18%     to       22.48%
 2011                           0.75%     to       2.65%      0.03%     to       0.04%     (16.14)%    to      (14.53)%
 2010                           0.75%     to       2.45%      0.11%     to       0.26%      11.49%     to       13.40%
 2009                           0.75%     to       2.45%      0.72%     to       0.76%      32.36%     to       34.63%
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2013                           0.75%     to       2.65%      1.34%     to       1.85%      32.27%     to       34.80%
 2012                           0.75%     to       2.65%      1.58%     to       1.86%      14.55%     to       16.74%
 2011                           0.75%     to       2.65%      1.13%     to       2.80%      (1.49)%    to        0.40%
 2010                           0.75%     to       2.65%      1.37%     to       2.39%      11.07%     to       13.19%
 2009                           0.75%     to       2.45%      1.62%     to       1.64%      22.61%     to       24.71%
HARTFORD GROWTH HLS FUND
 2013                           0.75%     to       2.65%        --      to       0.07%      31.94%     to       34.47%
 2012                           0.75%     to       2.40%        --      to         --       15.61%     to       17.53%
 2011                           0.75%     to       2.40%      0.13%     to       0.16%     (11.11)%    to       (9.63)%
 2010                           0.75%     to       2.45%      0.03%     to       0.03%      16.48%     to       18.48%
 2009                           0.75%     to       2.40%      0.44%     to       0.47%      31.06%     to       33.24%
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2013                           0.75%     to       2.70%      0.01%     to       0.01%      32.13%     to       34.73%
 2012                           0.75%     to       2.70%        --      to         --       23.48%     to       25.91%
 2011                           0.75%     to       2.70%        --      to         --      (11.30)%    to       (9.55)%
 2010                           0.75%     to       2.65%      0.02%     to       0.02%      14.49%     to       16.69%
 2009                           0.75%     to       2.45%      0.52%     to       0.53%      26.47%     to       28.64%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
 2013                              22,561,650       $2.255581      to      $20.244969         $51,648,104
 2012                              41,228,975        2.135257      to       19.532530          88,284,781
 2011                              45,075,007        1.881989      to       17.545780          85,293,313
 2010                              49,066,065        1.811122      to       17.208998          89,083,229
 2009                              45,285,831        1.456931      to        1.571038          71,952,731
HARTFORD INDEX HLS FUND
 2013                               9,629,312        1.592930      to       20.033208          20,169,260
 2012                              15,267,466        1.107181      to        1.216351          27,792,640
 2011                              11,091,063        0.977451      to        1.059850          16,741,491
 2010                              15,809,762        0.983891      to        1.048831          22,082,680
 2009                              17,923,535        0.878793      to        0.921031          21,308,547
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2013                              76,590,885        1.873156      to       17.987985         162,185,035
 2012                              88,120,008        1.552645      to       15.195948         151,315,132
 2011                              109,715,175       1.301482      to       12.982010         159,414,100
 2010                              123,136,021       1.524253      to       15.496334         210,519,050
 2009                              86,085,373        1.341398      to        8.952868         130,060,940
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 2013                                 862,387       14.608165      to       26.463124          12,431,841
 2012                               1,718,375       10.703208      to       19.760799          17,801,615
 2011                               1,221,788        9.306563      to       17.511714          11,079,465
 2010                               1,562,943        8.969653      to        9.484348          14,471,224
 2009                               1,677,361        7.313253      to        7.594047          12,539,330
HARTFORD MIDCAP VALUE HLS
 FUND
 2013                                 593,853       17.363025      to       18.564105          10,676,059
 2012                                 508,217       13.235223      to       13.884610           6,920,442
 2011                                 551,078       10.876518      to       11.195539           6,093,144
 2010                                 620,554       12.227077      to       12.335637           7,620,277
HARTFORD ULTRASHORT BOND HLS
 FUND+
 2013                              70,320,363        1.181432      to        8.746879          90,448,618
 2012                              104,792,387       1.190255      to        8.981782         136,103,610
 2011                              128,612,936       1.199199      to        9.223002         170,183,551
 2010                              131,805,685       1.208270      to        9.470696         173,057,253
 2009                              184,422,964       1.010955      to        1.217394         246,906,173
HARTFORD SMALL COMPANY HLS
 FUND
 2013                              16,918,047        2.686991      to       23.709195          51,929,550
 2012                              21,669,481        1.875066      to       16.862065          45,314,531
 2011                              28,096,942        1.633676      to       14.973029          52,247,495
 2010                              31,853,667        1.703225      to       15.910332          62,271,402
 2009                              34,133,525        1.130532      to        1.382440          53,748,249
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2013                              12,242,271        2.698799      to       29.655347          37,405,899
 2012                              19,668,095        1.876921      to       21.029882          37,822,393
 2011                              23,144,496        1.610827      to       18.403649          38,423,970
 2010                              27,986,784        1.600207      to       18.662145          45,127,395
 2009                              28,134,590        1.057909      to        1.180637          32,168,199

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
 2013                           0.75%     to       2.65%      7.61%     to       7.87%       3.65%     to        5.64%
 2012                           0.75%     to       2.65%      8.85%     to      10.47%      11.32%     to       13.46%
 2011                           0.75%     to       2.65%      9.42%     to       9.54%       1.96%     to        3.91%
 2010                           0.75%     to       2.65%      0.68%     to       0.68%      13.11%     to       15.28%
 2009                           0.75%     to       2.45%      9.79%     to      10.92%      46.82%     to       49.34%
HARTFORD INDEX HLS FUND
 2013                           0.75%     to       2.65%      1.68%     to       1.76%      28.50%     to       30.96%
 2012                           0.75%     to       2.40%      1.78%     to       1.86%      12.89%     to       14.77%
 2011                           0.75%     to       2.45%      0.49%     to       1.65%      (0.65)%    to        1.05%
 2010                           0.75%     to       2.45%      1.75%     to       1.79%      11.96%     to       13.88%
 2009                           0.75%     to       2.45%      1.98%     to       2.29%      23.10%     to       25.21%
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2013                           0.75%     to       2.65%      1.77%     to       2.22%      18.37%     to       20.64%
 2012                           0.75%     to       2.65%      1.88%     to       2.27%      17.05%     to       19.30%
 2011                           0.75%     to       2.65%      0.04%     to       0.08%     (16.23)%    to      (14.62)%
 2010                           0.75%     to       2.65%      1.57%     to       3.10%      11.50%     to       13.63%
 2009                           0.75%     to       2.45%      2.09%     to       2.14%      30.23%     to       32.46%
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 2013                           0.75%     to       2.65%      1.33%     to       1.81%      33.92%     to       36.48%
 2012                           0.75%     to       2.65%      0.56%     to       0.57%      12.84%     to       15.01%
 2011                           0.75%     to       2.65%        --      to         --       (3.72)%    to       (1.87)%
 2010                           0.75%     to       2.45%      0.63%     to       0.70%      22.79%     to       24.89%
 2009                           0.75%     to       2.40%      0.40%     to       0.45%      44.36%     to       46.76%
HARTFORD MIDCAP VALUE HLS
 FUND
 2013                           0.75%     to       2.65%      1.20%     to       1.26%      31.19%     to       33.70%
 2012                           0.75%     to       2.65%      1.20%     to       1.20%      21.69%     to       24.02%
 2011                           0.75%     to       2.65%      0.01%     to       0.01%     (10.95)%    to       (9.24)%
 2010                           0.75%     to       2.45%      0.63%     to       0.69%      22.27%     to       23.36%
HARTFORD ULTRASHORT BOND HLS
 FUND+
 2013                           0.75%     to       2.65%        --      to         --       (2.62)%    to       (0.74)%
 2012                           0.75%     to       2.65%        --      to         --       (2.62)%    to       (0.75)%
 2011                           0.75%     to       2.65%        --      to         --       (2.62)%    to       (0.75)%
 2010                           0.75%     to       2.65%        --      to         --       (2.62)%    to       (0.75)%
 2009                           0.75%     to       2.45%      0.06%     to       0.07%      (2.35)%    to       (0.68)%
HARTFORD SMALL COMPANY HLS
 FUND
 2013                           0.75%     to       2.65%      0.10%     to       0.10%      40.61%     to       43.30%
 2012                           0.75%     to       2.65%        --      to         --       12.62%     to       14.78%
 2011                           0.75%     to       2.65%        --      to         --       (5.89)%    to       (4.08)%
 2010                           0.75%     to       2.65%        --      to         --       20.89%     to       23.20%
 2009                           0.75%     to       2.45%      0.01%     to       0.01%      26.16%     to       28.32%
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2013                           0.75%     to       2.70%      0.33%     to       0.39%      41.02%     to       43.79%
 2012                           0.75%     to       2.70%        --      to         --       14.27%     to       16.52%
 2011                           0.75%     to       2.70%        --      to         --       (1.28)%    to        0.66%
 2010                           0.75%     to       2.65%        --      to         --       32.99%     to       35.54%
 2009                           0.75%     to       2.45%      0.08%     to       0.09%      32.11%     to       34.38%

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
 2013                              15,580,450       $1.517272      to      $21.993573         $26,188,515
 2012                              21,564,594        1.155940      to       17.077059          28,705,195
 2011                              25,281,078        1.018186      to       15.330329          30,109,816
 2010                              29,571,085        0.966224      to        1.037207          36,944,100
 2009                              33,877,472        0.862513      to        0.910292          37,621,782
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2013                              108,219,359       1.290740      to       10.073293         129,977,972
 2012                              188,092,808       1.322709      to       10.520796         231,525,940
 2011                              197,642,933       1.285166      to       10.418250         237,619,463
 2010                              234,473,745       1.234656      to       10.200692         271,819,586
 2009                              255,763,185       1.074005      to        1.198495         289,765,360
HARTFORD VALUE HLS FUND
 2013                              51,315,071        2.048935      to       19.432263          98,754,841
 2012                              73,443,388        1.564597      to       15.130819         107,470,519
 2011                              96,755,614        1.347487      to       13.287624         122,070,420
 2010                              114,772,493       1.384725      to       13.938601         149,437,870
 2009                              65,236,453        1.083181      to        1.216669          74,905,292
AMERICAN FUNDS BOND HLS FUND
 2013                                 523,509       10.783598      to       10.968533           5,725,087
 2012                                 493,170       11.189966      to       11.347774           5,582,152
 2011                                 482,654       10.794991      to       10.914436           5,257,314
 2010                                 594,379       10.332332      to       10.415366           6,177,240
 2009                                 434,200        9.861068      to        9.910553           4,298,634
AMERICAN FUNDS GLOBAL GROWTH
 HLS FUND
 2013                                  28,898       13.428166      to       13.658539             393,589
 2012                                  35,334       10.564603      to       10.713683             377,755
 2011                                  35,428        8.758795      to        8.855800             313,351
 2010                                  35,924        9.770869      to        9.849449             353,287
 2009                                  35,171        8.885138      to        8.929801             313,941
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 2013                                  91,732       11.285176      to       11.478787           1,048,609
 2012                                  98,430        8.939602      to        9.065759             888,914
 2011                                 123,638        7.684986      to        7.770109             957,494
 2010                                 115,645        9.659874      to        9.737553           1,123,409
 2009                                 118,150        8.017227      to        8.057530             950,517
AMERICAN FUNDS GROWTH HLS
 FUND
 2013                                 347,599       13.089478      to       13.314051           4,614,061
 2012                                 406,972       10.217494      to       10.361682           4,206,239
 2011                                 464,674        8.804850      to        8.902363           4,127,666
 2010                                 496,984        9.347299      to        9.422493           4,675,047
 2009                                 459,984        8.000594      to        8.040827           3,694,228
AMERICAN FUNDS GROWTH-INCOME
 HLS FUND
 2013                                 200,548       13.408219      to       13.638263           2,724,441
 2012                                 222,840       10.202440      to       10.346430           2,297,589
 2011                                 263,046        8.821638      to        8.919354           2,338,851
 2010                                 281,225        9.130561      to        9.204009           2,582,331
 2009                                 268,719        8.324907      to        8.366760           2,244,752

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
 2013                           0.75%     to       2.65%      1.57%     to       1.94%      28.79%     to       31.26%
 2012                           0.75%     to       2.65%      1.71%     to       2.09%      11.39%     to       13.53%
 2011                           0.75%     to       2.65%      1.34%     to       2.16%      (3.68)%    to       (1.83)%
 2010                           0.75%     to       2.45%      1.17%     to       1.45%      12.02%     to       13.94%
 2009                           0.75%     to       2.45%      1.58%     to       1.64%      38.11%     to       40.48%
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2013                           0.75%     to       2.65%      2.04%     to       2.42%      (4.25)%    to       (2.42)%
 2012                           0.75%     to       2.65%      2.74%     to       3.28%       0.98%     to        2.92%
 2011                           0.75%     to       2.65%      2.70%     to       2.73%       2.13%     to        4.09%
 2010                           0.75%     to       2.65%      4.51%     to       4.51%       1.08%     to        3.02%
 2009                           0.75%     to       2.45%      0.02%     to       0.03%       0.88%     to        2.61%
HARTFORD VALUE HLS FUND
 2013                           0.75%     to       2.70%      1.59%     to       1.77%      28.43%     to       30.96%
 2012                           0.75%     to       2.70%      2.07%     to       2.35%      13.87%     to       16.11%
 2011                           0.75%     to       2.70%      1.59%     to       1.89%      (4.57)%    to       (2.69)%
 2010                           0.75%     to       2.65%      1.49%     to       4.39%      11.67%     to       13.81%
 2009                           0.75%     to       2.45%      1.93%     to       2.03%      21.36%     to       23.44%
AMERICAN FUNDS BOND HLS FUND
 2013                           1.00%     to       1.30%      2.10%     to       2.15%      (3.63)%    to       (3.34)%
 2012                           1.00%     to       1.30%      2.53%     to       2.62%       3.66%     to        3.97%
 2011                           1.00%     to       1.30%      2.34%     to       2.66%       4.48%     to        4.79%
 2010                           1.00%     to       1.30%      1.85%     to       2.29%       4.78%     to        5.09%
 2009                           1.00%     to       1.30%      2.75%     to       2.84%      10.78%     to       11.12%
AMERICAN FUNDS GLOBAL GROWTH
 HLS FUND
 2013                           1.00%     to       1.30%      0.46%     to       0.53%      27.11%     to       27.49%
 2012                           1.00%     to       1.30%      0.96%     to       1.02%      20.62%     to       20.98%
 2011                           1.00%     to       1.30%      1.10%     to       1.17%     (10.36)%    to      (10.09)%
 2010                           1.00%     to       1.30%      0.88%     to       0.96%       9.97%     to       10.30%
 2009                           1.00%     to       1.30%      1.32%     to       1.87%      39.95%     to       40.37%
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 2013                           1.00%     to       1.30%      0.99%     to       1.04%      26.24%     to       26.62%
 2012                           1.00%     to       1.30%      1.13%     to       1.17%      16.33%     to       16.67%
 2011                           1.00%     to       1.30%      1.35%     to       1.36%     (20.44)%    to      (20.20)%
 2010                           1.00%     to       1.30%      0.02%     to       0.02%      20.49%     to       20.85%
 2009                           1.00%     to       1.30%      0.07%     to       0.07%      58.70%     to       59.17%
AMERICAN FUNDS GROWTH HLS
 FUND
 2013                           1.00%     to       1.30%      0.48%     to       0.48%      28.11%     to       28.49%
 2012                           1.00%     to       1.30%      0.32%     to       0.33%      16.04%     to       16.39%
 2011                           1.00%     to       1.30%        --      to         --       (5.80)%    to       (5.52)%
 2010                           1.00%     to       1.30%      0.46%     to       0.49%      16.83%     to       17.18%
 2009                           1.00%     to       1.30%      0.57%     to       0.76%      37.22%     to       37.64%
AMERICAN FUNDS GROWTH-INCOME
 HLS FUND
 2013                           1.00%     to       1.30%      1.18%     to       1.26%      31.42%     to       31.82%
 2012                           1.00%     to       1.30%      1.18%     to       1.21%      15.65%     to       16.00%
 2011                           1.00%     to       1.30%        --      to         --       (3.38)%    to       (3.09)%
 2010                           1.00%     to       1.30%      1.22%     to       1.31%       9.68%     to       10.01%
 2009                           1.00%     to       1.30%      2.08%     to       3.14%      29.17%     to       29.55%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL
 HLS FUND
 2013                                 354,643      $10.556191      to      $10.737343          $3,793,032
 2012                                 384,211        8.821408      to        8.945929           3,425,676
 2011                                 416,524        7.600899      to        7.685124           3,192,531
 2010                                 382,659        8.977990      to        9.050211           3,456,428
 2009                                 325,713        8.506707      to        8.549477           2,780,895
LORD ABBETT FUNDAMENTAL
 EQUITY FUND
 2013                               2,828,309       18.753311      to       19.572025          50,242,082
 2012                               2,210,313       12.229320      to       13.917621          29,389,122
 2011                               2,657,910       11.288900      to       12.680534          32,347,937
 2010                               2,767,726       12.112726      to       13.376501          35,756,253
 2009                               2,875,850       10.428907      to       11.322903          31,645,756
LORD ABBETT CALIBRATED
 DIVIDEND GROWTH FUND
 2013                               1,189,038       17.245839      to       18.617257          19,566,291
 2012                               1,692,371       13.582544      to       14.943523          22,229,657
 2011                               2,046,712       12.169054      to       13.645105          24,180,655
 2010                               2,302,936       11.113119      to       12.236863          27,481,149
 2009                               2,574,356        9.918307      to       10.742542          27,085,697
LORD ABBETT BOND DEBENTURE
 FUND
 2013                               4,607,798       17.311795      to       17.632098          74,934,823
 2012                               7,687,924       16.124338      to       16.737563         117,575,253
 2011                               7,900,693       14.436308      to       15.272632         108,855,860
 2010                               8,019,438       13.934296      to       15.024215         107,274,827
 2009                               8,195,534       11.513108      to       12.499915          98,972,987
LORD ABBETT GROWTH AND INCOME
 FUND
 2013                              10,614,523       14.899909      to       18.088652         149,487,822
 2012                              15,724,254       11.046512      to       13.667382         165,419,905
 2011                              18,828,618        9.929407      to       12.520793         178,962,117
 2010                              21,973,511       10.651834      to       13.689483         225,249,511
 2009                              24,837,088        8.418646      to        9.140477         219,846,736
LORD ABBETT CLASSIC STOCK
 FUND
 2013                                 615,192       16.919769      to       17.430130           9,793,777
 2012                               1,122,816       13.128073      to       13.783116          14,009,560
 2011                               1,434,322       11.492642      to       12.297444          15,747,984
 2010                               1,616,601       12.606524      to       13.748208          19,600,652
 2009                               1,718,223       10.281352      to       11.130070          18,514,078
MFS(R) CORE EQUITY SERIES
 2013                                 320,836        1.645837      to       21.600525           3,439,047
 2012                                 384,304        1.238728      to       16.511297           3,096,394
 2011                                 566,851        1.079719      to       14.707254           4,143,778
 2010                                 682,828        1.105123      to       15.258011           5,066,496
 2009                                 793,407        0.955152      to        5.590037           5,028,237
MFS(R) GROWTH SERIES
 2013                                 525,890        2.007013      to       22.260667           5,526,429
 2012                                 655,656        1.485737      to       16.736210           4,936,552
 2011                                 751,074        1.282234      to       14.669322           4,926,661
 2010                               1,000,392        1.303253      to       15.142882           6,680,159
 2009                               1,270,903        1.144725      to       13.538101           7,454,968

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL
 HLS FUND
 2013                           1.00%     to       1.30%      1.14%     to       1.16%      19.67%     to       20.02%
 2012                           1.00%     to       1.30%      1.56%     to       1.57%      16.06%     to       16.41%
 2011                           1.00%     to       1.30%      1.67%     to       1.68%     (15.34)%    to      (15.08)%
 2010                           1.00%     to       1.30%      0.99%     to       1.01%       5.54%     to        5.86%
 2009                           1.00%     to       1.30%      1.65%     to       1.87%      40.91%     to       41.33%
LORD ABBETT FUNDAMENTAL
 EQUITY FUND
 2013                           0.75%     to       2.65%      0.13%     to       0.24%      32.21%     to       34.75%
 2012                           0.75%     to       2.40%      0.49%     to       0.49%       7.96%     to        9.76%
 2011                           0.75%     to       2.45%      0.18%     to       0.20%      (6.80)%    to       (5.20)%
 2010                           0.75%     to       2.45%      0.19%     to       0.30%      16.15%     to       18.14%
 2009                           0.75%     to       2.45%      0.18%     to       0.18%      22.93%     to       25.03%
LORD ABBETT CALIBRATED
 DIVIDEND GROWTH FUND
 2013                           0.75%     to       2.65%      0.47%     to       1.07%      24.58%     to       26.97%
 2012                           0.75%     to       2.65%      2.77%     to       2.91%       9.52%     to       11.62%
 2011                           0.75%     to       2.65%      2.63%     to       2.77%      (2.43)%    to       (0.55)%
 2010                           0.75%     to       2.40%      2.76%     to       2.88%      12.05%     to       13.91%
 2009                           0.75%     to       2.40%      3.35%     to       3.54%      20.48%     to       22.49%
LORD ABBETT BOND DEBENTURE
 FUND
 2013                           0.75%     to       2.65%      3.23%     to       3.28%       5.34%     to        7.36%
 2012                           0.75%     to       2.65%      5.45%     to      21.03%       9.59%     to       11.69%
 2011                           0.75%     to       2.65%      5.40%     to       6.43%       1.65%     to        3.60%
 2010                           0.75%     to       2.65%      5.89%     to      14.18%       9.38%     to       11.48%
 2009                           0.75%     to       2.45%      6.82%     to       7.04%      31.06%     to       33.31%
LORD ABBETT GROWTH AND INCOME
 FUND
 2013                           0.75%     to       2.65%      0.42%     to       0.82%      32.35%     to       34.88%
 2012                           0.75%     to       2.65%      0.90%     to       1.01%       9.16%     to       11.25%
 2011                           0.75%     to       2.65%      0.69%     to       0.92%      (8.54)%    to       (6.78)%
 2010                           0.75%     to       2.65%      0.51%     to       0.54%      14.34%     to       16.54%
 2009                           0.75%     to       2.45%      1.01%     to       1.04%      16.02%     to       18.01%
LORD ABBETT CLASSIC STOCK
 FUND
 2013                           0.75%     to       2.65%      0.74%     to       1.15%      26.46%     to       28.88%
 2012                           0.75%     to       2.65%      0.78%     to       0.89%      12.08%     to       14.23%
 2011                           0.75%     to       2.65%      0.65%     to       0.79%     (10.55)%    to       (8.84)%
 2010                           0.75%     to       2.65%      0.40%     to       0.42%      11.13%     to       13.27%
 2009                           0.75%     to       2.45%      0.76%     to       0.76%      22.47%     to       24.57%
MFS(R) CORE EQUITY SERIES
 2013                           1.30%     to       2.85%      0.86%     to       1.01%      30.82%     to       32.87%
 2012                           1.30%     to       2.85%      0.66%     to       0.77%      12.96%     to       14.73%
 2011                           1.30%     to       2.65%      1.43%     to       1.43%      (3.61)%    to       (2.30)%
 2010                           1.30%     to       2.65%      1.08%     to       1.26%      14.15%     to       15.70%
 2009                           1.30%     to       2.60%      1.66%     to       1.82%      29.03%     to       30.72%
MFS(R) GROWTH SERIES
 2013                           1.30%     to       2.85%      0.19%     to       0.21%      33.01%     to       35.09%
 2012                           1.30%     to       2.85%        --      to         --       14.09%     to       15.87%
 2011                           1.30%     to       2.85%      0.06%     to       0.20%      (3.13)%    to       (1.61)%
 2010                           1.30%     to       2.85%      0.11%     to       0.11%      12.10%     to       13.85%
 2009                           1.30%     to       2.65%      0.13%     to       0.13%      34.08%     to       35.90%

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK
 SERIES
 2013                                 269,696      $13.010717      to      $21.105874          $2,801,761
 2012                                 373,147       10.126541      to       16.803999           3,042,071
 2011                                 479,398        8.779192      to       14.751351           3,400,526
 2010                                 633,464        1.104582      to       15.060721           4,534,624
 2009                                 748,874        0.994908      to        5.843542           4,815,176
MFS(R) INVESTORS TRUST SERIES
 2013                                 618,903        1.788419      to       19.230308           8,392,253
 2012                                 795,229        1.372045      to       14.983391           8,300,905
 2011                               1,080,000        1.166272      to       12.935045           9,592,378
 2010                               1,431,435        1.207884      to       13.606091          13,237,500
 2009                               1,814,353        1.101446      to       12.628415          15,276,181
MFS(R) TOTAL RETURN SERIES
 2013                               4,775,798       13.235589      to       15.611507          80,986,063
 2012                               6,054,778       11.258871      to       13.492782          87,769,480
 2011                               7,537,602       10.251134      to       12.478151          99,974,897
 2010                               9,786,447       10.192680      to       12.615530         130,556,574
 2009                              11,496,307        9.390499      to       11.833482         143,248,335
MFS(R) VALUE SERIES
 2013                                 144,928       14.518301      to       14.774501           2,137,071
 2012                                 170,107       10.847092      to       11.005461           1,869,208
 2011                                 186,833        9.482867      to        9.592508           1,790,259
 2010                                 199,212        9.652061      to        9.734391           1,937,541
 2009                                 156,967        8.792133      to        8.840590           1,386,663
INVESCO V.I. EQUITY AND
 INCOME FUND+
 2013                               1,959,171       13.157576      to       17.176225          30,176,040
 2012                               2,356,998       10.648053      to       14.267041          29,875,777
 2011                               3,005,025        9.582239      to       13.035227          35,086,755
 2010                               1,098,809       13.561609      to       15.448544          16,257,193
 2009                               1,384,707       13.021034      to       13.997917          18,766,528
UIF CORE PLUS FIXED INCOME
 PORTFOLIO+
 2013                               4,848,264        1.394451      to       12.089085          64,113,379
 2012                               4,420,378        1.417185      to       12.478134          66,149,572
 2011                               5,329,815        1.311877      to       11.731281          74,587,511
 2010                               6,608,219        1.257984      to       11.425114          90,315,261
 2009                               8,044,608        1.189467      to       10.971449         102,261,610
UIF EMERGING MARKETS DEBT
 PORTFOLIO
 2013                                 256,038        2.310689      to       15.203249           6,204,952
 2012                                 329,084        2.565377      to       17.142709           8,997,184
 2011                                 378,696        2.203209      to       14.952414           9,125,440
 2010                                 478,021        2.085371      to       14.373716          11,054,962
 2009                                 477,715        1.925064      to       13.505418          10,400,827
UIF EMERGING MARKETS EQUITY
 PORTFOLIO
 2013                               1,995,394       18.188999      to       18.682484          36,158,069
 2012                               3,373,902       18.908418      to       19.032629          62,206,062
 2011                               4,189,707       16.001148      to       16.218618          65,587,960
 2010                               5,344,871       19.717369      to       20.405019         103,993,825
 2009                               5,603,593       16.701612      to       17.639096          93,242,322

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK
 SERIES
 2013                           1.40%     to       2.85%        --      to       0.86%      26.63%     to       28.48%
 2012                           1.40%     to       2.65%      0.40%     to       0.46%      13.91%     to       15.35%
 2011                           1.40%     to       2.65%      0.58%     to       0.59%      (2.05)%    to       (0.82)%
 2010                           1.30%     to       2.65%      0.44%     to       0.48%       9.54%     to       11.02%
 2009                           1.30%     to       2.60%      0.82%     to       0.91%      35.97%     to       37.75%
MFS(R) INVESTORS TRUST SERIES
 2013                           1.30%     to       2.85%      1.08%     to       1.09%      28.34%     to       30.35%
 2012                           1.30%     to       2.85%      0.88%     to       0.89%      15.84%     to       17.64%
 2011                           1.30%     to       2.85%      0.92%     to       0.95%      (4.93)%    to       (3.45)%
 2010                           1.30%     to       2.85%      1.17%     to       2.01%       7.98%     to        9.66%
 2009                           1.30%     to       2.65%      0.85%     to       0.85%      23.58%     to       25.26%
MFS(R) TOTAL RETURN SERIES
 2013                           1.00%     to       2.85%      1.14%     to       1.94%      15.70%     to       17.56%
 2012                           1.00%     to       2.85%      2.89%     to       2.93%       8.13%     to        9.83%
 2011                           1.00%     to       2.85%      2.03%     to       2.89%      (1.09)%    to        0.57%
 2010                           1.00%     to       2.85%      0.87%     to       2.37%       6.84%     to        8.54%
 2009                           1.00%     to       2.65%      0.67%     to       0.67%      14.94%     to       16.55%
MFS(R) VALUE SERIES
 2013                           1.00%     to       1.30%      0.95%     to       0.96%      33.85%     to       34.25%
 2012                           1.00%     to       1.30%      1.45%     to       1.48%      14.39%     to       14.73%
 2011                           1.00%     to       1.30%      1.24%     to       1.26%      (1.75)%    to       (1.46)%
 2010                           1.00%     to       1.30%      1.24%     to       1.27%       9.78%     to       10.11%
 2009                           1.00%     to       1.30%      0.74%     to       1.03%      20.87%     to       21.23%
INVESCO V.I. EQUITY AND
 INCOME FUND+
 2013                           1.30%     to       2.85%      1.45%     to       1.56%      21.38%     to       23.57%
 2012                           1.30%     to       2.65%      1.80%     to       1.81%       9.45%     to       11.12%
 2011                           1.30%     to       2.65%      0.28%     to       1.65%      (4.18)%    to       (3.88)%
 2010                           1.50%     to       2.65%      2.10%     to       2.12%       9.10%     to       10.36%
 2009                           1.50%     to       2.60%      2.72%     to       2.88%      19.35%     to       20.67%
UIF CORE PLUS FIXED INCOME
 PORTFOLIO+
 2013                           1.30%     to       2.85%      2.30%     to       4.78%      (3.12)%    to       (1.60)%
 2012                           1.30%     to       2.85%      4.52%     to       4.79%       6.37%     to        8.03%
 2011                           1.30%     to       2.85%      3.05%     to       3.84%       2.68%     to        4.28%
 2010                           1.30%     to       2.85%      1.63%     to       4.38%       4.14%     to        5.76%
 2009                           1.30%     to       2.85%      8.48%     to       8.48%       6.56%     to        8.23%
UIF EMERGING MARKETS DEBT
 PORTFOLIO
 2013                           1.30%     to       2.85%      1.79%     to       3.40%     (11.31)%    to       (9.93)%
 2012                           1.30%     to       2.85%      2.87%     to       2.89%      14.65%     to       16.44%
 2011                           1.30%     to       2.85%      3.54%     to       3.71%       4.03%     to        5.65%
 2010                           1.30%     to       2.85%      4.02%     to       4.26%       6.66%     to        8.33%
 2009                           1.30%     to       2.65%      8.59%     to       8.59%      26.81%     to       28.53%
UIF EMERGING MARKETS EQUITY
 PORTFOLIO
 2013                           0.75%     to       2.85%      1.15%     to       1.48%      (3.80)%    to       (1.84)%
 2012                           0.75%     to       2.85%        --      to         --       16.58%     to       18.95%
 2011                           0.75%     to       2.85%      0.32%     to       0.37%     (20.52)%    to      (18.85)%
 2010                           0.75%     to       2.85%      0.60%     to       0.72%      15.68%     to       18.06%
 2009                           0.75%     to       2.85%        --      to         --       65.08%     to       68.85%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
UIF GROWTH PORTFOLIO+
 2013                               7,905,460      $13.009597      to      $13.129316        $103,611,058
UIF MID CAP GROWTH PORTFOLIO
 2013                                 698,856       22.823685      to       25.882254          15,066,281
 2012                               1,501,541       16.725853      to       19.379649          23,924,115
 2011                               2,660,370       15.532996      to       18.342565          39,343,495
 2010                               2,974,648       15.267108      to       16.859568          47,977,577
 2009                               3,066,116       11.828510      to       12.842311          37,878,691
INVESCO V.I. AMERICAN VALUE
 FUND+
 2013                               2,037,716       21.179622      to       24.782999          46,607,906
 2012                               2,779,000       15.932646      to       18.990959          47,707,166
 2011                               3,187,933       13.711234      to       16.656920          48,137,707
 2010                               4,039,345       13.701193      to       16.981931          62,189,918
 2009                               4,624,459       11.298285      to       14.293727          59,266,040
MORGAN STANLEY -- MID CAP
 GROWTH PORTFOLIO
 2013                                 892,449        2.763681      to       26.300801          22,954,442
 2012                               1,123,075        2.033394      to       19.661426          20,443,800
 2011                               1,433,978        1.898469      to       18.653289          23,702,092
 2010                               1,732,669        2.067430      to       20.636027          31,441,654
 2009                               1,900,551        1.577208      to       15.996019          26,255,536
MORGAN STANLEY -- MONEY
 MARKET PORTFOLIO
 2013                               5,589,156        1.016224      to        8.655315          50,064,172
 2012                               6,559,834        1.029389      to        8.904673          64,282,061
 2011                               7,612,303        1.042742      to        9.161003          76,314,588
 2010                               9,018,677        1.056265      to        9.424927          91,213,332
 2009                              12,831,064        1.069991      to        9.696455         130,170,741
MORGAN STANLEY -- GLOBAL
 INFRASTRUCTURE PORTFOLIO
 2013                               1,025,995        2.400575      to       18.967344          22,792,173
 2012                               1,250,671        2.066150      to       16.589446          24,087,757
 2011                               1,493,537        1.771790      to       14.461662          25,377,955
 2010                               1,888,763        1.550008      to       12.797129          27,900,835
 2009                               2,363,958        1.465801      to       12.353900          31,890,602
INVESCO V.I. EQUALLY-
 WEIGHTED S&P 500 FUND
 2013                               2,900,944        2.323911      to       24.746789          68,244,360
 2012                               3,596,009        1.738574      to       18.844201          63,201,975
 2011                               4,465,349        1.504281      to       16.597517          69,235,149
 2010                               5,664,101        1.529464      to       17.190867          88,914,691
 2009                               6,933,552        1.275164      to       14.626833          90,804,259
UIF SMALL COMPANY GROWTH
 PORTFOLIO
 2013                                 340,612       25.320088      to       30.091498           8,395,548
 2012                                 497,439       15.001498      to       18.070110           7,216,190
 2011                                 688,501       13.275667      to       16.208523           8,830,654
 2010                                 863,993       14.762932      to       18.269444          12,344,509
 2009                               1,007,471       11.841244      to       14.885238          11,564,649
UIF GLOBAL FRANCHISE
 PORTFOLIO
 2013                                 509,793       20.148565      to       28.091786          13,204,104
 2012                                 657,251       17.324545      to       23.830805          14,639,859
 2011                                 910,607       15.420912      to       20.927961          17,926,006
 2010                               1,205,519       14.610833      to       19.481149          22,314,361
 2009                               1,378,131       13.155359      to       17.339968          23,030,228

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
UIF GROWTH PORTFOLIO+
 2013                           1.30%     to       2.85%        --      to         --       30.10%     to       31.29%
UIF MID CAP GROWTH PORTFOLIO
 2013                           0.75%     to       2.70%      0.24%     to       0.28%      33.83%     to       36.46%
 2012                           0.75%     to       2.65%        --      to         --        5.65%     to        7.68%
 2011                           0.75%     to       2.65%      0.24%     to       0.29%      (9.60)%    to       (7.87)%
 2010                           0.75%     to       2.45%        --      to         --       29.07%     to       31.28%
 2009                           0.75%     to       2.45%        --      to         --       53.56%     to       56.19%
INVESCO V.I. AMERICAN VALUE
 FUND+
 2013                           0.75%     to       2.85%      0.41%     to       0.76%      30.50%     to       32.93%
 2012                           0.75%     to       2.85%      0.62%     to       0.72%      14.01%     to       16.20%
 2011                           0.75%     to       2.85%      0.50%     to       0.60%      (1.91)%    to        0.07%
 2010                           0.75%     to       2.85%      0.84%     to       0.88%      18.81%     to       21.27%
 2009                           0.75%     to       2.85%      1.15%     to       1.15%      35.30%     to       38.12%
MORGAN STANLEY -- MID CAP
 GROWTH PORTFOLIO
 2013                           1.30%     to       2.65%      0.06%     to       0.32%      33.77%     to       35.91%
 2012                           1.30%     to       2.65%        --      to         --        5.40%     to        7.11%
 2011                           1.30%     to       2.65%      0.15%     to       0.35%      (9.61)%    to       (8.17)%
 2010                           1.30%     to       2.65%      0.14%     to       0.14%      29.01%     to       31.08%
 2009                           1.30%     to       2.65%        --      to         --       55.85%     to       58.37%
MORGAN STANLEY -- MONEY
 MARKET PORTFOLIO
 2013                           1.30%     to       2.85%      0.01%     to       0.01%      (2.80)%    to       (1.28)%
 2012                           1.30%     to       2.85%      0.01%     to       0.01%      (2.80)%    to       (1.28)%
 2011                           1.30%     to       2.85%      0.01%     to       0.01%      (2.80)%    to       (1.28)%
 2010                           1.30%     to       2.85%      0.01%     to       0.01%      (2.80)%    to       (1.28)%
 2009                           1.30%     to       2.85%      0.01%     to       0.02%      (2.80)%    to       (1.27)%
MORGAN STANLEY -- GLOBAL
 INFRASTRUCTURE PORTFOLIO
 2013                           1.30%     to       2.65%      1.79%     to       2.51%      14.33%     to       16.19%
 2012                           1.30%     to       2.65%      1.97%     to       2.28%      14.71%     to       16.61%
 2011                           1.30%     to       2.65%      2.57%     to       2.67%      12.53%     to       14.31%
 2010                           1.30%     to       2.85%      2.39%     to       2.39%       3.82%     to        5.75%
 2009                           1.30%     to       2.65%      3.22%     to       3.49%      15.09%     to       16.94%
INVESCO V.I. EQUALLY-
 WEIGHTED S&P 500 FUND
 2013                           1.30%     to       2.85%      1.57%     to       1.75%      31.32%     to       33.67%
 2012                           1.30%     to       2.85%      1.48%     to       1.76%      13.54%     to       15.58%
 2011                           1.30%     to       2.85%      1.46%     to       1.68%      (3.45)%    to       (1.65)%
 2010                           1.30%     to       2.85%      1.20%     to       1.53%      17.79%     to       19.94%
 2009                           1.30%     to       2.65%      2.57%     to       2.57%      41.01%     to       43.20%
UIF SMALL COMPANY GROWTH
 PORTFOLIO
 2013                           1.50%     to       2.85%        --      to         --       66.53%     to       68.78%
 2012                           1.50%     to       2.85%        --      to         --       11.49%     to       13.00%
 2011                           1.50%     to       2.85%      4.13%     to       4.19%     (11.28)%    to      (10.07)%
 2010                           1.50%     to       2.85%        --      to         --       23.00%     to       24.67%
 2009                           1.50%     to       2.65%        --      to         --       42.82%     to       44.47%
UIF GLOBAL FRANCHISE
 PORTFOLIO
 2013                           1.50%     to       2.85%      2.45%     to       2.61%      16.30%     to       17.88%
 2012                           1.50%     to       2.85%      2.01%     to       2.11%      12.34%     to       13.87%
 2011                           1.50%     to       2.85%      3.28%     to       3.68%       5.99%     to        7.43%
 2010                           1.50%     to       2.65%      0.57%     to       0.62%      11.06%     to       12.35%
 2009                           1.50%     to       2.65%      7.91%     to      13.19%      26.18%     to       27.64%

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER DISCOVERY MID CAP
 GROWTH FUND/ VA+
 2013                                 414,855      $15.487884      to      $24.226466          $6,137,799
 2012                                 807,227       11.505511      to       18.341793           8,751,374
 2011                                 979,561        9.978975      to       16.213177           9,248,078
 2010                                 721,840        9.028582      to        9.970725           6,894,551
 2009                                 500,608        7.276105      to        7.900012           3,801,226
OPPENHEIMER CAPITAL
 APPRECIATION FUND/VA
 2013                               3,407,869       15.208776      to       20.493814          48,558,909
 2012                               6,491,493       11.839081      to       16.266769          72,518,537
 2011                               8,130,277       10.481103      to       14.684394          80,876,826
 2010                               9,667,613       10.707143      to       15.312529          98,808,547
 2009                              10,701,631        9.884059      to       14.406614         101,721,237
OPPENHEIMER GLOBAL FUND/ VA+
 2013                              10,433,864       18.269664      to       21.124717         179,623,326
 2012                              16,392,910       14.494808      to       17.081030         225,078,149
 2011                              19,867,832       12.074238      to       14.501290         228,529,623
 2010                              23,398,224        9.211209      to       13.299088         298,144,583
 2009                              26,155,376        8.158560      to       11.580745         292,152,092
OPPENHEIMER MAIN STREET
 FUND/VA
 2013                                 751,077       16.406337      to       20.584350          11,128,860
 2012                               1,157,085       12.576051      to       16.088947          13,289,962
 2011                               1,234,565       10.865981      to       14.174802          12,287,835
 2010                               1,427,564        9.944645      to       10.982330          14,468,416
 2009                               1,514,848        8.798832      to        9.553191          13,560,120
OPPENHEIMER MAIN STREET SMALL
 CAP FUND/VA+
 2013                               4,361,752       19.706083      to       25.663354          81,069,396
 2012                               7,868,618       14.118832      to       18.786863         104,568,493
 2011                              10,477,828       12.088944      to       16.394229         119,914,224
 2010                              12,237,652       12.477264      to       17.245498         145,440,201
 2009                              14,100,105        9.409166      to       10.215848         138,251,523
PUTNAM VT DIVERSIFIED INCOME
 FUND
 2013                               2,326,076       18.626547      to       25.429077          47,690,027
 2012                               4,594,422       17.740592      to       23.763861          93,902,667
 2011                               4,527,898       16.334348      to       21.468467          83,588,565
 2010                               5,057,565       17.321812      to       22.337761          98,425,382
 2009                               5,535,328       15.786484      to       19.974918          97,855,101
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 2013                                 420,744       19.277165      to       51.671303          12,520,805
 2012                                 711,088       11.718110      to       43.567673          19,223,295
 2011                                 814,633       10.510319      to       38.438002          17,979,747
 2010                                 794,973       10.811021      to       38.890290          18,270,371
 2009                                 771,721        9.655170      to       34.164535          15,984,893
PUTNAM VT GROWTH AND INCOME
 FUND
 2013                                 172,465       20.550845      to       74.698236           6,304,638
 2012                                 227,996       15.553361      to       55.470266           6,312,345
 2011                                 257,648       13.405438      to       46.910392           6,198,988
 2010                                 295,403        9.438735      to       49.564167           7,289,265
 2009                                 317,953        8.452551      to       43.659846           7,131,149

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
OPPENHEIMER DISCOVERY MID CAP
 GROWTH FUND/ VA+
 2013                           0.75%     to       2.65%        --      to         --       32.08%     to       34.61%
 2012                           0.75%     to       2.65%        --      to         --       13.13%     to       15.30%
 2011                           0.75%     to       2.65%        --      to         --       (1.80)%    to        0.08%
 2010                           0.75%     to       2.45%        --      to         --       24.09%     to       26.21%
 2009                           0.75%     to       2.45%        --      to         --       29.06%     to       31.27%
OPPENHEIMER CAPITAL
 APPRECIATION FUND/VA
 2013                           0.75%     to       2.70%      0.74%     to       0.80%      25.99%     to       28.46%
 2012                           0.75%     to       2.70%      0.40%     to       0.41%      10.78%     to       12.96%
 2011                           0.75%     to       2.70%        --      to       0.11%      (4.00)%    to       (2.11)%
 2010                           0.75%     to       2.65%        --      to         --        6.29%     to        8.33%
 2009                           0.75%     to       2.65%      0.01%     to       0.01%      40.39%     to       43.08%
OPPENHEIMER GLOBAL FUND/ VA+
 2013                           0.75%     to       2.65%      0.81%     to       1.24%      23.67%     to       26.04%
 2012                           0.75%     to       2.65%      1.92%     to       2.03%      17.79%     to       20.05%
 2011                           0.75%     to       2.65%      0.24%     to       1.10%     (10.92)%    to       (9.21)%
 2010                           0.75%     to       2.45%      1.21%     to       1.23%      12.90%     to       14.84%
 2009                           0.75%     to       2.45%      1.67%     to       1.98%      35.99%     to       38.32%
OPPENHEIMER MAIN STREET
 FUND/VA
 2013                           0.75%     to       2.70%      0.85%     to       0.96%      27.94%     to       30.46%
 2012                           0.75%     to       2.70%      0.66%     to       0.67%      13.50%     to       15.74%
 2011                           0.75%     to       2.70%        --      to       0.59%      (2.97)%    to       (1.06)%
 2010                           0.75%     to       2.45%      0.88%     to       0.94%      13.02%     to       14.96%
 2009                           0.75%     to       2.45%      1.48%     to       1.60%      24.90%     to       27.04%
OPPENHEIMER MAIN STREET SMALL
 CAP FUND/VA+
 2013                           0.75%     to       2.70%      0.49%     to       0.71%      36.88%     to       39.57%
 2012                           0.75%     to       2.65%      0.34%     to       0.41%      14.59%     to       16.79%
 2011                           0.75%     to       2.65%      0.21%     to       0.40%      (4.94)%    to       (3.11)%
 2010                           0.75%     to       2.65%      0.27%     to       0.43%      19.84%     to       22.14%
 2009                           0.75%     to       2.45%      0.63%     to       0.65%      33.58%     to       35.86%
PUTNAM VT DIVERSIFIED INCOME
 FUND
 2013                           0.75%     to       2.65%      3.81%     to       4.31%       4.99%     to        7.01%
 2012                           0.75%     to       2.65%      5.75%     to       6.81%       8.61%     to       10.69%
 2011                           0.75%     to       2.65%      8.69%     to       9.93%      (5.70)%    to       (3.89)%
 2010                           0.75%     to       2.65%     14.31%     to      14.46%       9.73%     to       11.83%
 2009                           0.75%     to       2.65%      7.42%     to       7.42%      51.30%     to       54.20%
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 2013                           0.75%     to       2.65%      1.80%     to       2.11%      16.37%     to       18.60%
 2012                           0.75%     to       2.40%      0.73%     to       0.74%      11.49%     to       13.35%
 2011                           0.75%     to       2.40%      4.27%     to       4.56%      (2.78)%    to       (1.16)%
 2010                           0.75%     to       2.40%      5.86%     to       5.93%      11.97%     to       13.83%
 2009                           0.75%     to       2.40%      5.48%     to       6.10%      32.00%     to       34.20%
PUTNAM VT GROWTH AND INCOME
 FUND
 2013                           0.75%     to       2.65%      0.41%     to       2.17%      32.13%     to       34.66%
 2012                           0.75%     to       2.65%      0.31%     to       1.64%      16.02%     to       18.25%
 2011                           0.75%     to       2.65%        --      to       1.30%      (7.14)%    to       (5.35)%
 2010                           0.75%     to       2.40%      1.53%     to       1.71%      11.67%     to       13.52%
 2009                           0.75%     to       2.40%      2.69%     to       2.70%      26.73%     to       28.84%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL VALUE
 FUND
 2013                               2,070,151       $7.880268      to       $8.741171         $17,433,443
 2012                                 181,467        6.604568      to        7.206293           1,269,112
 2011                                 181,095        5.558518      to        5.965758           1,053,346
 2010                                 167,146        6.603881      to        6.971452           1,146,034
 2009                                 129,590        6.314339      to        6.556827             845,460
PUTNAM VT INTERNATIONAL
 EQUITY FUND
 2013                               3,436,330       16.643288      to       25.412902          57,224,039
 2012                               6,067,636       13.344161      to       19.992244          85,659,021
 2011                               7,448,790       11.239143      to       16.521763          87,303,926
 2010                               7,737,328       13.894466      to       20.039777         110,995,122
 2009                               8,593,375        6.831196      to       18.350770         113,229,350
PUTNAM VT INVESTORS FUND
 2013                               2,743,889       14.383401      to       20.986803          32,480,090
 2012                               5,621,891       10.724710      to       15.948315          51,866,518
 2011                               7,542,511        9.248869      to       14.017306          60,461,498
 2010                               8,676,140        9.314562      to       14.387846          70,497,582
 2009                               9,150,895        5.489267      to        8.237992          65,855,439
PUTNAM VT MULTI-CAP GROWTH
 FUND
 2013                               1,215,814       17.368559      to       18.353989          21,864,283
 2012                                 174,199       13.038869      to       13.553343           2,319,259
 2011                                 198,720       11.438389      to       11.695236           2,300,503
 2010                                 260,992       12.343941      to       12.414350           3,230,816
PUTNAM VT SMALL CAP VALUE
 FUND
 2013                               1,460,576       24.274924      to       35.191734          44,734,879
 2012                               2,926,602       17.854586      to       25.397393          66,978,312
 2011                               3,287,299       15.604936      to       21.779803          65,118,244
 2010                               3,904,706       16.819413      to       23.032476          82,547,963
 2009                               4,507,823       14.612504      to       18.419681          76,858,612
PUTNAM VT GEORGE PUTNAM
 BALANCED FUND
 2013                                 542,581       12.012039      to       14.905794           7,506,232
 2012                               1,024,797       10.418531      to       12.716907          12,247,234
 2011                               1,179,780        9.482857      to       11.385479          12,703,712
 2010                               1,212,780        9.451568      to       11.162153          12,867,236
 2009                               1,344,784        8.735376      to       10.147627          13,042,547
PUTNAM VT VOYAGER FUND
 2013                                 280,778        9.890971      to       93.737609           6,889,065
 2012                                 374,961        7.048891      to       65.710900           6,876,843
 2011                                 804,490       15.772876      to       57.958951          14,282,236
 2010                                 693,613        7.881191      to       71.082910          13,120,746
 2009                                 921,575        6.682609      to       59.287204          15,116,801
PUTNAM VT EQUITY INCOME FUND
 2013                                 997,585       21.106196      to       23.251514          22,387,102
 2012                               1,297,983       16.501820      to       17.691694          22,441,649
 2011                               1,437,184       14.174572      to       14.940621          21,131,608
 2010                               1,334,269       14.252552      to       14.769377          19,513,195
 2009                               1,421,056       12.970674      to       13.214639          18,682,940

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL VALUE
 FUND
 2013                           0.75%     to       2.40%      0.23%     to       2.34%      19.32%     to       21.30%
 2012                           0.75%     to       2.40%      2.52%     to       3.04%      18.82%     to       20.79%
 2011                           0.75%     to       2.40%      2.60%     to       2.77%     (15.83)%    to      (14.43)%
 2010                           0.75%     to       2.40%      3.16%     to       3.36%       4.59%     to        6.32%
 2009                           0.75%     to       2.40%        --      to         --       23.20%     to       25.25%
PUTNAM VT INTERNATIONAL
 EQUITY FUND
 2013                           0.75%     to       2.65%      1.22%     to       1.79%      24.72%     to       27.11%
 2012                           0.75%     to       2.65%      2.19%     to       2.25%      18.73%     to       21.01%
 2011                           0.75%     to       2.65%      0.82%     to       3.37%     (19.11)%    to      (17.56)%
 2010                           0.75%     to       2.65%      3.55%     to       3.55%       7.15%     to        9.20%
 2009                           0.75%     to       2.45%        --      to         --       21.62%     to       23.70%
PUTNAM VT INVESTORS FUND
 2013                           0.75%     to       2.65%      1.15%     to       2.03%      31.59%     to       34.11%
 2012                           0.75%     to       2.65%      1.32%     to       1.37%      13.78%     to       15.96%
 2011                           0.75%     to       2.65%      1.05%     to       1.13%      (2.58)%    to       (0.71)%
 2010                           0.75%     to       2.65%      1.18%     to       1.18%      10.94%     to       13.07%
 2009                           0.75%     to       2.45%      1.13%     to       1.20%      27.66%     to       29.85%
PUTNAM VT MULTI-CAP GROWTH
 FUND
 2013                           0.75%     to       2.40%      0.08%     to       0.79%      33.21%     to       35.42%
 2012                           0.75%     to       2.40%      0.19%     to       0.29%      13.99%     to       15.89%
 2011                           0.75%     to       2.40%      0.18%     to       0.27%      (7.34)%    to       (5.79)%
 2010                           0.75%     to       2.40%        --      to         --       23.44%     to       24.14%
PUTNAM VT SMALL CAP VALUE
 FUND
 2013                           0.75%     to       2.65%      0.78%     to       1.06%      35.96%     to       38.56%
 2012                           0.75%     to       2.65%      0.37%     to       0.47%      14.42%     to       16.61%
 2011                           0.75%     to       2.65%      0.05%     to       0.51%      (7.22)%    to       (5.44)%
 2010                           0.75%     to       2.65%      0.31%     to       0.31%      22.69%     to       25.04%
 2009                           0.75%     to       2.45%      1.70%     to       1.74%      28.35%     to       30.55%
PUTNAM VT GEORGE PUTNAM
 BALANCED FUND
 2013                           0.75%     to       2.40%      2.03%     to       2.20%      15.29%     to       17.21%
 2012                           0.75%     to       2.40%      1.89%     to       2.00%       9.87%     to       11.69%
 2011                           0.75%     to       2.40%      1.92%     to       2.22%       0.33%     to        2.00%
 2010                           0.75%     to       2.40%      5.23%     to       5.40%       8.20%     to       10.00%
 2009                           0.75%     to       2.40%      4.72%     to       4.73%      22.65%     to       24.69%
PUTNAM VT VOYAGER FUND
 2013                           0.75%     to       2.40%      1.15%     to       1.21%      40.32%     to       42.65%
 2012                           0.75%     to       2.40%      0.37%     to       0.47%      11.52%     to       13.37%
 2011                           0.75%     to       2.65%        --      to         --      (20.00)%    to      (18.46)%
 2010                           0.75%     to       2.40%      1.39%     to       2.13%      17.94%     to       19.90%
 2009                           0.75%     to       2.40%      0.19%     to       0.60%      60.01%     to       62.67%
PUTNAM VT EQUITY INCOME FUND
 2013                           0.75%     to       2.65%        --      to       2.62%      28.95%     to       31.43%
 2012                           0.75%     to       2.45%      2.11%     to       2.39%      16.42%     to       18.41%
 2011                           0.75%     to       2.45%      1.79%     to       1.85%      (0.55)%    to        1.16%
 2010                           0.75%     to       2.45%      1.91%     to       1.94%       9.88%     to       11.77%
 2009                           0.75%     to       2.45%      0.64%     to       1.26%      24.37%     to       26.50%

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. GROWTH AND
 INCOME FUND+
 2013                               4,428,330      $18.686836      to      $23.178461         $89,403,444
 2012                               7,022,622       14.372884      to       17.457721         110,456,827
 2011                               8,717,723       12.932663      to       15.382082         121,436,201
 2010                              10,710,522       13.614525      to       15.856481         154,280,703
 2009                              12,333,225       12.513242      to       14.239834         161,626,313
INVESCO V.I. COMSTOCK FUND+
 2013                               4,473,736       21.358648      to       23.665796          98,004,794
 2012                               7,037,461       16.199599      to       17.577090         116,297,526
 2011                               8,984,347       14.015328      to       14.891253         126,778,055
 2010                              11,020,611       14.731114      to       15.326425         161,257,732
 2009                              12,824,953       13.100744      to       13.346950         164,780,850
INVESCO V.I. AMERICAN
 FRANCHISE+
 2013                                  76,775       20.973366      to       25.865391           1,557,011
 2012                                 126,158       15.229283      to       18.843543           1,833,524
 2011                                 169,552       13.632928      to       17.097515           2,221,125
 2010                                 236,942       14.783671      to       18.792773           3,387,163
 2009                                 253,532       12.551405      to       16.207270           3,074,274
INVESCO V.I. MID CAP GROWTH
 FUND+
 2013                                  60,191       18.876467      to       24.515137           1,083,988
 2012                                  64,975       14.027006      to       18.464267             869,985
 2011                                  85,540       12.755802      to       17.019083           1,055,175
 2010                                 120,876       14.285671      to       19.319354           1,680,707
 2009                                 125,103       10.695487      to       11.393961           1,381,435
WELLS FARGO ADVANTAGE VT
 INDEX ASSET ALLOCATION FUND
 2013                                 247,892        1.550240      to        1.766455             406,621
 2012                                 271,610        1.327305      to        1.493657             378,901
 2011                                 271,996        1.202759      to        1.336704             339,049
 2010                                 421,953        1.156949      to        1.269817             502,405
 2009                                 463,635        1.046026      to        1.133830             496,496
WELLS FARGO ADVANTAGE VT
 TOTAL RETURN BOND FUND
 2013                               1,091,548        1.418114      to        1.615983           1,721,285
 2012                               1,524,181        1.488787      to        1.675435           2,415,585
 2011                               1,871,552        1.437219      to        1.597306           2,830,856
 2010                               1,428,159        1.359018      to        1.491631           2,025,101
 2009                               1,301,798        1.300294      to        1.409455           1,750,930
WELLS FARGO ADVANTAGE VT
 INTRINSIC VALUE FUND
 2013                                 898,598        1.519697      to        1.731711           1,514,341
 2012                               1,084,632        1.194583      to        1.344346           1,417,506
 2011                               1,320,456        1.024177      to        1.138271           1,465,444
 2010                               1,566,453        1.072157      to        1.176790           1,796,144
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL EQUITY FUND
 2013                                  13,913       13.352731      to       13.929161             188,034
 2012                                  16,617       11.437369      to       11.788898             191,813
 2011                                  15,548       10.318134      to       10.508483             161,247
 2010                                  15,382       12.145438      to       12.205915             187,004
 2009                                 207,931        0.945390      to        1.016688             198,771

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
INVESCO V.I. GROWTH AND
 INCOME FUND+
 2013                           0.75%     to       2.85%      0.83%     to       1.09%      30.01%     to       32.77%
 2012                           0.75%     to       2.85%      1.25%     to       1.41%      11.14%     to       13.49%
 2011                           0.75%     to       2.85%      0.94%     to       1.01%      (5.01)%    to       (2.99)%
 2010                           0.75%     to       2.85%      0.10%     to       0.10%       9.04%     to       11.35%
 2009                           0.75%     to       2.65%      3.64%     to       4.11%      20.87%     to       23.18%
INVESCO V.I. COMSTOCK FUND+
 2013                           0.75%     to       2.85%      1.09%     to       1.46%      31.85%     to       34.64%
 2012                           0.75%     to       2.85%      1.43%     to       1.95%      15.58%     to       18.04%
 2011                           0.75%     to       2.85%      0.66%     to       1.38%      (4.86)%    to       (2.84)%
 2010                           0.75%     to       2.85%      0.02%     to       0.14%      12.45%     to       14.83%
 2009                           0.75%     to       2.85%      3.90%     to       4.32%      24.80%     to       27.45%
INVESCO V.I. AMERICAN
 FRANCHISE+
 2013                           1.50%     to       2.65%      0.25%     to       0.25%      36.15%     to       37.72%
 2012                           1.50%     to       2.85%        --      to         --       10.21%     to       11.71%
 2011                           1.50%     to       2.85%        --      to         --       (9.02)%    to       (7.78)%
 2010                           1.50%     to       2.85%        --      to         --       16.21%     to       17.79%
 2009                           1.50%     to       2.65%        --      to         --       61.32%     to       63.18%
INVESCO V.I. MID CAP GROWTH
 FUND+
 2013                           1.50%     to       2.85%      0.22%     to       0.22%      32.77%     to       34.57%
 2012                           1.50%     to       2.85%        --      to         --        8.49%     to        9.97%
 2011                           1.50%     to       2.85%        --      to         --      (11.91)%    to      (10.71)%
 2010                           1.50%     to       2.85%        --      to         --       23.70%     to       25.38%
 2009                           1.50%     to       2.60%        --      to         --       52.37%     to       54.05%
WELLS FARGO ADVANTAGE VT
 INDEX ASSET ALLOCATION FUND
 2013                           1.15%     to       2.40%      1.61%     to       1.64%      16.80%     to       18.26%
 2012                           1.15%     to       2.40%      1.44%     to       1.45%      10.36%     to       11.74%
 2011                           1.15%     to       2.40%      2.69%     to       2.86%       3.96%     to        5.27%
 2010                           1.15%     to       2.40%      1.78%     to       1.93%      10.60%     to       11.99%
 2009                           1.15%     to       2.40%      2.05%     to       2.05%      12.72%     to       14.13%
WELLS FARGO ADVANTAGE VT
 TOTAL RETURN BOND FUND
 2013                           1.15%     to       2.40%      1.25%     to       1.25%      (4.75)%    to       (3.55)%
 2012                           1.15%     to       2.40%      1.45%     to       1.45%       3.59%     to        4.89%
 2011                           1.15%     to       2.40%      2.66%     to       2.95%       5.75%     to        7.08%
 2010                           1.15%     to       2.40%      3.38%     to       3.42%       4.52%     to        5.83%
 2009                           1.15%     to       2.40%      4.48%     to       4.52%       9.36%     to       10.74%
WELLS FARGO ADVANTAGE VT
 INTRINSIC VALUE FUND
 2013                           1.15%     to       2.40%      1.02%     to       1.04%      27.22%     to       28.81%
 2012                           1.15%     to       2.40%      1.34%     to       1.35%      16.64%     to       18.10%
 2011                           1.15%     to       2.40%      0.43%     to       0.53%      (4.48)%    to       (3.27)%
 2010                           1.15%     to       2.40%      0.93%     to       0.93%      11.13%     to       12.53%
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL EQUITY FUND
 2013                           1.15%     to       2.35%      2.12%     to       2.23%      16.75%     to       18.15%
 2012                           1.15%     to       2.35%      1.32%     to       1.38%      10.85%     to       12.18%
 2011                           1.15%     to       2.35%      0.11%     to       0.28%     (14.93)%    to      (13.91)%
 2010                           1.15%     to       2.10%        --      to         --       21.45%     to       22.06%
 2009                           1.15%     to       2.10%      3.05%     to       3.08%      10.32%     to       11.37%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 SMALL CAP GROWTH FUND
 2013                                 801,682       $2.294620      to       $2.614760          $2,054,694
 2012                               1,084,071        1.564439      to        1.760603           1,859,317
 2011                               1,389,107        1.485504      to        1.651001           2,231,738
 2010                               1,790,626        1.594913      to        1.750561           3,017,564
 2009                               2,035,835        1.288635      to        1.396830           2,747,018
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
 2013                                  16,989       23.903282      to       25.933633             429,431
 2012                                  19,652       16.974721      to       18.242749             350,204
 2011                                  25,605       14.723461      to       15.673820             392,067
 2010                                  22,486       14.723816      to       15.788306             346,965
 2009                                  16,031       11.126586      to       11.782931             185,032
WELLS FARGO ADVANTAGE VT
 SMALL CAP VALUE FUND
 2013                                   7,466       14.787337      to       16.043596             113,720
 2012                                   8,347       13.159565      to       14.142622             114,630
 2011                                   7,173       11.788796      to       12.549726              87,164
 2010                                   8,170       12.981936      to       13.689196             108,646
 2009                                  10,342       11.306740      to       11.810054             119,236
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND
 2013                                  23,132       17.075975      to       18.526761             415,567
 2012                                  27,482       13.344136      to       14.341170             384,215
 2011                                  50,600       11.796167      to       12.557748             619,394
 2010                                  40,301       13.074811      to       13.445072             529,503
 2009                                  45,841       10.521380      to       10.989858             493,355

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 SMALL CAP GROWTH FUND
 2013                           1.15%     to       2.40%        --      to         --       46.67%     to       48.52%
 2012                           1.15%     to       2.40%        --      to         --        5.31%     to        6.64%
 2011                           1.15%     to       2.40%        --      to         --       (6.86)%    to       (5.69)%
 2010                           1.15%     to       2.40%        --      to         --       23.77%     to       25.32%
 2009                           1.15%     to       2.40%        --      to         --       49.03%     to       50.90%
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
 2013                           1.15%     to       2.10%      0.01%     to       0.01%      40.82%     to       42.16%
 2012                           1.15%     to       2.10%        --      to         --       15.29%     to       16.39%
 2011                           1.15%     to       2.10%        --      to         --       (1.66)%    to       (0.73)%
 2010                           1.15%     to       2.40%        --      to         --       32.33%     to       33.99%
 2009                           1.15%     to       2.40%        --      to         --       36.98%     to       38.70%
WELLS FARGO ADVANTAGE VT
 SMALL CAP VALUE FUND
 2013                           1.15%     to       2.10%      0.53%     to       0.86%      12.37%     to       13.44%
 2012                           1.15%     to       2.10%      0.86%     to       0.92%      11.63%     to       12.69%
 2011                           1.15%     to       2.10%      0.66%     to       0.67%      (9.19)%    to       (8.32)%
 2010                           1.15%     to       2.10%      1.50%     to       1.50%      14.82%     to       15.91%
 2009                           1.15%     to       2.10%      1.18%     to       1.21%      56.86%     to       58.35%
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND
 2013                           1.15%     to       2.10%      0.14%     to       0.21%      27.97%     to       29.19%
 2012                           1.15%     to       2.10%      0.09%     to       0.10%      13.12%     to       14.20%
 2011                           1.15%     to       2.10%        --      to       0.12%      (7.48)%    to       (6.60)%
 2010                           1.15%     to       1.65%      0.76%     to       0.76%      21.73%     to       22.34%
 2009                           1.15%     to       2.10%        --      to         --       44.67%     to       46.05%

    * This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.
   ** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.
  *** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.
    # Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.
    +  See Note 1 for additional information related to this Sub-Account.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONCLUDED)

-------------------------------------------------------------------------------

RIDERS:

    The Sponsor Company will make certain deductions (as a percentage of average daily Sub-Account Value) for various Rider charges:

       MAV/EPB Death Benefit Charge maximum of 0.30%

       MAVPlus Benefit Charge maximum of 0.30%

       Principal First Charge maximum of 0.75%

       Principal First Preferred Charge maximum of 0.20%

       Optional Death Benefit Charge maximum of 0.15%

       Earnings Protection Benefit Charge maximum of 0.20%

       The Hartford's Lifetime Income Builder Charge maximum of 0.75%

       The Hartford's Lifetime Income Builder II Charge maximum of 0.75%

       The Hartford's Lifetime Income Builder Selects Charge maximum of 1.50%

       The Hartford's Lifetime Income Builder Portfolios Charge maximum of 1.50%

       The Hartford's Lifetime Income Foundation Charge maximum of 0.30%

    These charges can be assessed as a reduction in unit values or a redemption of units from applicable contract owners' accounts as specified in the product prospectus.

7.     SUBSEQUENT EVENTS:

    Management has evaluated events subsequent to December 31, 2013 and through the financial statement issuance date of March 28, 2014, noting there are no subsequent events requiring adjustment or disclosure in the financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

INDEPENDENT AUDITORS' REPORT
FINANCIAL STATEMENTS -- STATUTORY-BASIS

As of December 31, 2013 and 2012, and for the Years Ended December 31, 2013, 2012 and 2011

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                               TABLE OF CONTENTS

                                                                          PAGE:
--------------------------------------------------------------------------------
Independent Auditors' Report                                                 F-2
Financial Statements -- Statutory-Basis:
 Admitted Assets, Liabilities and Capital and Surplus                        F-3
 Statements of Operations                                                    F-4
 Statements of Changes in Capital and Surplus                                F-5
 Statements of Cash Flows                                                    F-6
 Notes to Statutory-Basis Financial Statements                               F-7

[DELOITTE LOGO]                                                     DELOITTE & TOUCHE LLP
                                                                    CityPlaceI, 32ndFloor
                                                                    185 Asylum Street
                                                                    Hartford,CT 06103-3402
                                                                    USA
                                                                    Tel:+1 860 725 3000
                                                                    Fax:+1860 725 3500
                                                                    www.deloitte.com

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory-basis financial statements of Hartford Life and Annuity Insurance Company (the "Company"), which comprise the statutory-basis statements of admitted assets, liabilities, and capital and surplus as of December 31, 2013 and 2012, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2013, and the related notes to the statutory-basis financial statements.

Management's Responsibility for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of these statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on these statutory-basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory-basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory-basis financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company's preparation and fair presentation of the statutory-basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of the accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory-basis financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 2 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Insurance Department of the State of Connecticut.

The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 2 to the statutory-basis financial statements and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America paragraph, the statutory-basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2013 and 2012, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2013.

Opinion on Statutory Basis of Accounting

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2013 and 2012, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2013, in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut as described in Note 2 to the statutory-basis financial statements.

/s/ Deloitte & Touche LLP

April 25, 2014

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
              ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS
                               (STATUTORY-BASIS)

                                                     AS OF DECEMBER 31,
                                                2013                   2012
--------------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds                                       $6,607,547,375        $13,760,107,102
 Common and preferred stocks                    127,419,027            833,792,149
 Mortgage loans on real estate                  748,644,757            907,375,838
 Real estate                                     24,138,440             24,674,594
 Contract loans                                 113,618,103            375,218,562
 Cash and short-term investments              1,073,189,919          2,012,782,902
 Derivatives                                    733,869,075            673,239,577
 Other invested assets                          412,748,837            279,355,350
                                          -----------------      -----------------
          TOTAL CASH AND INVESTED ASSETS      9,841,175,533         18,866,546,074
                                          -----------------      -----------------
 Investment income due and accrued              147,796,682            200,098,931
 Amounts recoverable for reinsurance             13,042,870            226,878,415
 Federal income tax recoverable                   4,563,265                     --
 Net deferred tax asset                         246,175,000            394,723,616
 Receivables from parent, subsidiaries
  and affiliates                                         --             13,512,043
 Other assets                                    87,962,342            157,051,791
 Separate Account assets                     44,216,206,885         45,851,885,131
                                          -----------------      -----------------
                   TOTAL ADMITTED ASSETS    $54,556,922,577        $65,710,696,001
                                          -----------------      -----------------
LIABILITIES
 Aggregate reserves for future benefits      $3,888,279,333         $9,208,744,094
 Liability for deposit-type contracts         1,359,149,615          1,543,283,228
 Policy and contract claim liabilities           17,654,042             74,111,929
 Asset valuation reserve                         43,221,943            162,571,194
 Interest maintenance reserve                    11,100,036             88,321,743
 Payables to parent, subsidiaries and
  affiliates                                     33,588,068             35,894,640
 Accrued expense allowances and other
  amounts due from Separate Accounts           (439,117,332)          (670,087,726)
 Funds held under reinsurance treaties
  with unauthorized reinsurers                  255,906,441          2,981,569,933
 Payable for investment repurchase
  program                                                --          1,614,859,275
 Collateral on derivatives                      184,976,453            467,830,775
 Other liabilities                            1,905,349,635          1,325,497,396
 Separate Account liabilities                44,216,206,885         45,851,885,131
                                          -----------------      -----------------
                       TOTAL LIABILITIES     51,476,315,119         62,684,481,612
                                          -----------------      -----------------
CAPITAL AND SURPLUS
 Common stock -- par value $1,250 per
  share, 3,000 shares authorized, 2,000
  shares issued and outstanding                   2,500,000              2,500,000
 Aggregate write-ins for other than
  special surplus funds                         356,288,911            169,606,804
 Gross paid-in and contributed surplus        1,724,153,661          2,771,903,231
 Unassigned surplus                             997,664,886             82,204,354
                                          -----------------      -----------------
               TOTAL CAPITAL AND SURPLUS      3,080,607,458          3,026,214,389
                                          -----------------      -----------------
       TOTAL LIABILITIES AND CAPITAL AND
                                 SURPLUS    $54,556,922,577        $65,710,696,001
                                          -----------------      -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY-BASIS)

                                                                         FOR THE YEARS ENDED DECEMBER 31,
                                                              2013                      2012                     2011
---------------------------------------------------------------------------------------------------------------------------------
REVENUES
 Premiums and annuity considerations                       $(2,982,594,824)          $1,288,798,535           $1,401,142,759
 Net investment income                                         347,140,114              687,977,036              637,017,383
 Commissions and expense allowances on reinsurance
  ceded                                                        237,724,234               49,989,787               34,051,212
 Reserve adjustments on reinsurance ceded                  (11,525,149,849)          (8,032,092,137)          (7,279,328,984)
 Fee income                                                  1,091,315,212            1,206,201,964            1,366,934,784
 Other revenues                                                (32,644,968)              22,453,259               13,413,968
                                                      --------------------       ------------------       ------------------
                                      TOTAL REVENUES       (12,864,210,081)          (4,776,671,556)          (3,826,768,878)
                                                      --------------------       ------------------       ------------------
BENEFITS AND EXPENSES
 Death and annuity benefits                                    320,204,707              759,877,305              703,019,683
 Disability and other benefits                                   3,947,333                8,161,076                9,127,886
 Surrenders and other fund withdrawals                        (155,831,892)             305,668,254              331,833,655
 Commissions and expense allowances                            452,981,544              468,295,588              523,282,542
 (Decrease) increase in aggregate reserves for life
  and accident and health policies                          (5,487,457,401)            (378,937,282)           2,416,785,246
 General insurance expenses                                     87,609,648              354,659,954              308,877,214
 Net transfers from Separate Accounts                       (9,917,191,960)          (7,601,449,859)          (7,446,610,318)
 Modified coinsurance adjustment on reinsurance
  assumed                                                     (242,324,170)            (292,387,321)            (201,842,919)
 IMR adjustment on reinsurance ceded                          (515,239,930)                      --                       --
 Other expenses                                                286,342,487              125,643,377              230,507,595
                                                      --------------------       ------------------       ------------------
                         TOTAL BENEFITS AND EXPENSES       (15,166,959,634)          (6,250,468,908)          (3,125,019,416)
                                                      --------------------       ------------------       ------------------
      NET GAIN (LOSS) FROM OPERATIONS BEFORE FEDERAL
                        INCOME TAX (BENEFIT) EXPENSE         2,302,749,553            1,473,797,352             (701,749,462)
 Federal income tax (benefit) expense                         (220,692,418)             323,855,226              115,068,345
                                                      --------------------       ------------------       ------------------
                     NET GAIN (LOSS) FROM OPERATIONS         2,523,441,971            1,149,942,126             (816,817,807)
                                                      --------------------       ------------------       ------------------
 Net realized capital losses, after tax                     (1,801,673,490)            (438,565,374)             (41,037,858)
                                                      --------------------       ------------------       ------------------
                                   NET INCOME (LOSS)          $721,768,481             $711,376,752            $(857,855,665)
                                                      --------------------       ------------------       ------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY-BASIS)

                                                                           FOR THE YEARS ENDED DECEMBER 31,
                                                                 2013                    2012                    2011
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- PAR VALUE $1,250 PER SHARE, 3,000 SHARES
 AUTHORIZED, 2,000 SHARES ISSUED AND OUTSTANDING
 Balance, beginning and end of year                               $2,500,000              $2,500,000              $2,500,000
                                                           -----------------       -----------------       -----------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS
 Balance, beginning of year                                    2,771,903,231           2,893,378,493           2,890,696,495
 Capital (return) contribution                                (1,047,749,570)           (121,475,262)              2,681,998
                                                           -----------------       -----------------       -----------------
                                     BALANCE, END OF YEAR      1,724,153,661           2,771,903,231           2,893,378,493
                                                           -----------------       -----------------       -----------------
AGGREGATE WRITE-INS FOR OTHER THAN SPECIAL SURPLUS FUNDS
 Balance, beginning of year                                      169,606,804             174,887,393             182,105,606
 Amortization and decreases of gain on inforce
  reinsurance                                                   (215,694,859)             (5,280,589)             (7,218,213)
 Additions to gain on inforce reinsurance                        402,376,966                      --                      --
                                                           -----------------       -----------------       -----------------
                                     BALANCE, END OF YEAR        356,288,911             169,606,804             174,887,393
                                                           -----------------       -----------------       -----------------
UNASSIGNED FUNDS
 Balance, beginning of year                                       82,204,354             684,067,442             805,765,945
 Net income (loss)                                               721,768,481             711,376,752            (857,855,665)
 Change in net unrealized capital (losses) gains on
  common stocks and other invested assets                       (154,476,512)           (106,980,222)            352,961,532
 Change in net unrealized foreign exchange capital
  gains(losses)                                                  363,986,509            (823,914,426)            265,927,783
 Change in net deferred income tax                              (375,254,834)             72,756,668             499,609,022
 Change in asset valuation reserve                               119,349,251              16,922,045            (162,934,104)
 Change in nonadmitted assets                                    240,087,637            (648,630,747)           (219,410,471)
 Cumulative effect of change in accounting principles                     --             176,605,742                      --
 Change in liability for reinsurance in unauthorized
  companies                                                               --                   1,100                   3,400
                                     BALANCE, END OF YEAR        997,664,886              82,204,354             684,067,442
                                                           -----------------       -----------------       -----------------
CAPITAL AND SURPLUS
                                     BALANCE, END OF YEAR     $3,080,607,458          $3,026,214,389          $3,931,439,070
                                                           -----------------       -----------------       -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY-BASIS)

                                                                           FOR THE YEARS ENDED DECEMBER 31,
                                                                 2013                    2012                    2011
---------------------------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Premiums and annuity considerations                             $15,820,221          $1,289,285,920          $1,399,332,372
 Net investment income                                           364,733,620             702,155,801             613,946,357
 Reserve adjustments on reinsurance                          (11,525,149,849)         (8,032,092,137)         (7,279,328,984)
 Miscellaneous income                                          1,635,924,081           1,261,070,634           1,409,156,457
                                                           -----------------       -----------------       -----------------
  Total income                                                (9,508,671,927)         (4,779,579,782)         (3,856,893,798)
                                                           -----------------       -----------------       -----------------
 Benefits paid                                                  (377,328,461)            861,678,272           1,061,260,232
 Federal income tax payments (recoveries)                         47,256,686             (75,830,891)           (115,479,588)
 Net transfers from Separate Accounts                        (10,148,162,354)         (7,815,822,328)         (7,863,768,436)
 Other expenses                                                  997,622,493           1,837,953,351              64,878,126
                                                           -----------------       -----------------       -----------------
  Total benefits and expenses                                 (9,480,611,636)         (5,192,021,596)         (6,853,109,666)
                                                           -----------------       -----------------       -----------------
     NET CASH (USED FOR) PROVIDED BY OPERATING ACTIVITIES        (28,060,291)            412,441,814           2,996,215,868
                                                           -----------------       -----------------       -----------------
INVESTING ACTIVITIES
 PROCEEDS FROM INVESTMENTS SOLD, MATURED OR REPAID
 Bonds                                                         6,037,482,299           6,156,517,642           5,209,426,005
 Common and preferred stocks                                     342,055,826             199,580,266              53,875,698
 Mortgage loans                                                    5,855,121              69,995,071              34,571,199
 Derivatives and other                                           158,163,292              33,818,042             251,024,069
                                                           -----------------       -----------------       -----------------
  Total investment proceeds                                    6,543,556,538           6,459,911,021           5,548,896,971
                                                           -----------------       -----------------       -----------------
 COST OF INVESTMENTS ACQUIRED
 Bonds                                                         3,576,442,582           8,537,855,101           6,908,483,885
 Common and preferred stocks                                      55,567,364              15,489,335             146,121,947
 Mortgage loans                                                   27,000,000             316,475,000             256,825,000
 Real estate                                                         589,238                 236,398                      --
 Derivatives and other                                         1,270,287,989           1,207,268,735             119,866,202
                                                           -----------------       -----------------       -----------------
  Total investments acquired                                   4,929,887,173          10,077,324,569           7,431,297,034
                                                           -----------------       -----------------       -----------------
 Net increase in contract loans                                   (7,915,459)              4,563,280               6,146,082
                                                           -----------------       -----------------       -----------------
                   NET CASH USED FOR INVESTING ACTIVITIES      1,621,584,824          (3,621,976,828)         (1,888,546,145)
                                                           -----------------       -----------------       -----------------
FINANCING AND MISCELLANEOUS ACTIVITIES
 Return of capital and paid in surplus                        (1,049,578,625)                     --                      --
 Funds held under reinsurance treaties with unauthorized
  reinsurers                                                  (2,725,663,492)            428,824,026             552,976,734
 Collateral (paid) received on investment repurchase
  program                                                     (1,614,859,275)          1,614,859,275                      --
 Net other cash provided (used)                                2,856,983,877                (909,087)            (54,575,550)
                                                           -----------------       -----------------       -----------------
            NET CASH (USED FOR) PROVIDED BY FINANCING AND
                                 MISCELLANEOUS ACTIVITIES     (2,533,117,515)          2,042,774,214             498,401,184
                                                           -----------------       -----------------       -----------------
Net (decrease) increase in cash and short-term
 investments                                                    (939,592,982)         (1,166,760,800)          1,606,070,907
 CASH AND SHORT-TERM INVESTMENTS, beginning of year            2,012,782,902           3,179,543,702           1,573,472,795
                                                           -----------------       -----------------       -----------------
             CASH AND SHORT-TERM INVESTMENTS, END OF YEAR     $1,073,189,920          $2,012,782,902          $3,179,543,702
                                                           -----------------       -----------------       -----------------
Note: Supplemental disclosures of cash flow information
 for non-cash transactions:
 IMR adjustment on reinsurance ceded                             515,239,930                      --                      --
 Capital contribution from parent to settle intercompany
  balances related to stock compensation                           1,924,751               5,189,550               2,681,998
 Capital contribution to subsidiary to settle
  intercompany balances related to stock compensation                177,694               2,721,550               1,736,296
 Noncash transfer of premiums for the reinsurance
  transaction                                                  2,983,414,000                      --
 Noncash transfer of bonds for the reinsurance
  transaction                                                 (5,305,075,000)                     --
 Noncash transfer of contract loans for the reinsurance
  transaction                                                    253,685,000                      --
 Noncash transfer of mortgage loans for the reinsurance
  transaction                                                   (184,962,000)                     --
 Noncash transfer of investment income for the
  reinsurance transaction                                        (63,149,000)                     --
 Noncash transfer of deposit liabilities for the
  reinsurance transaction                                         24,594,000                      --
 Noncash transfer of funds withheld for the reinsurance
  transaction                                                  2,768,953,000                      --
 Noncash transfer other for the reinsurance transaction           29,910,000                      --

                       SEE NOTES TO FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2013 AND 2012 AND 2011

--------------------------------------------------------------------------------

1.  ORGANIZATION AND DESCRIPTION OF BUSINESS

Hartford Life and Annuity Insurance Company ("HLAI" or the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

On March 21, 2012, the Company's ultimate parent, The Hartford, announced that it had decided to focus on its property and casualty, group benefits and mutual funds businesses. As a result, The Hartford ceased selling its individual annuity products in the second quarter of 2012. In addition, The Hartford sold its individual life, retirement plans and Woodbury Financial Services businesses on January 2, 2013, January 1, 2013, and November 30, 2012, respectively. See Notes 6 and 13.

The Company maintains a complete line of fixed and variable annuities, universal and traditional individual life insurance and benefit products such as disability insurance.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying statutory-basis financial statements of HLAI have been prepared in conformity with statutory accounting practices prescribed or permitted by the State of Connecticut Department of Insurance ("the Department"). The Department recognizes only statutory accounting practices prescribed or permitted by the State of Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the State of Connecticut Insurance Law. The National Association of Insurance Commissioners' Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by the State of Connecticut.

A difference prescribed by Connecticut state law allows the Company to receive a reinsurance reserve credit for a reinsurance treaty that provides for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed by the Department is shown below for the years ended December 31:

                                                                2013                    2012                     2011
---------------------------------------------------------------------------------------------------------------------------------
NET INCOME (LOSS), STATE OF CONNECTICUT BASIS                  $721,768,481            $711,376,752            $(857,855,665)
State prescribed practice:
Reinsurance reserve credit (as described above)                (180,280,857)            (88,280,194)             161,739,538
                                                          -----------------       -----------------       ------------------
                                                               (180,280,857)            (88,280,194)             161,739,538
                             NET INCOME (LOSS), NAIC SAP      $ 902,049,338           $ 799,656,946         $ (1,019,595,203)
                                                          -----------------       -----------------       ------------------
Statutory capital and surplus, State of Connecticut          $3,080,607,458          $3,026,214,389           $3,931,439,071
 Basis
State prescribed practice:
Less: Reinsurance reserve credit (as described above)           127,493,929             307,774,786              396,054,980
                                                          -----------------       -----------------       ------------------
                                                                127,493,929             307,774,786              396,054,980
                 STATUTORY CAPITAL AND SURPLUS, NAIC SAP    $ 2,953,113,529         $ 2,718,439,603          $ 3,535,384,091
                                                          -----------------       -----------------       ------------------

The Company does not follow any other prescribed or permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

The preparation of financial statements in conformity with NAIC SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life, accident and health, and fixed and variable annuity policies; evaluation of other-than-temporary impairments; valuation of derivatives; and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the statutory-basis financial statements. Although some variability is inherent in these estimates, management believes the amounts recorded are adequate.

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

Accounting practices and procedures as prescribed or permitted by the Department are different in certain material respects from accounting principles generally accepted in the United States of America ("GAAP"). The more significant differences are:

(1) for statutory purposes, policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements are charged to expense when incurred rather than capitalized and amortized for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the National Association of Insurance Commissioners ("NAIC"), which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits ("GMDB") are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at fair value;

(4) exclusion of certain assets designated as nonadmitted assets from the Statements of Admitted Assets, Liabilities and Capital and Surplus for statutory purposes by directly charging surplus;

(5) the calculation of the postretirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized. For statutory accounting, the remaining obligation is expected to be recognized ratably over the next 3 years;

(6) establishment of a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve ("AVR")) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve ("IMR")) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) for statutory purposes, investments in unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC classes 1 through 5 are carried at amortized cost, and unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of Statement of Statutory Accounting Principles ("SSAP") No. 43 -- Revised (Loan-backed and Structured Securities). GAAP requires that fixed maturities and loan-backed and structured securities be classified as "held-to-maturity," "available-for-sale" or "trading," based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds and loan-backed securities were classified on a GAAP basis as "available-for-sale" and accordingly, these investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity;

(9) for statutory purposes, Separate Account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of Separate Account assets, less applicable surrender charges. The Separate Account surplus generated by these reserving methods is recorded as an amount due to or from Separate Accounts on the Statements of Admitted Assets, Liabilities and Capital and Surplus, with changes reflected in the Statements of Operations. On a GAAP basis, Separate Account assets and liabilities must meet specific conditions to qualify as a Separate Account asset or liability. Amounts reported for Separate Account assets and liabilities are based upon the fair value of the underlying assets;

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

(11) deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences recognized as a component of net income;

(12) comprehensive income and its components are not presented in the statutory-basis financial statements;

(13) for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, which is typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP, derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder's Equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

(14) embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted for and reported separately.

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT-TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1941, 1958, 1980 and 2001 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.00% to 6.00%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.50% to 9.50% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM"). Accident and health reserves are established using a two year preliminary term method and morbidity tables based primarily on Company experience.

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

As of December 31, 2013 and 2012, the Company had $13,054,818,842 and $15,553,422,110, respectively, of insurance in force, subject to 100% reinsurance to The Prudential Insurance Company of America ("Prudential") effective January 1, 2013, for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2013 and 2012 totaled $55,342,530 and $64,681,219, respectively, also subject to 100% reinsurance to Prudential.

The Company has established Separate Accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's General Account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the Statements of Operations.

An analysis of annuity actuarial reserves and deposit fund liabilities by withdrawal characteristics for General and Separate Account liabilities as of December 31, 2013 is presented below:

                                                                SEPARATE
                                                                 ACCOUNT         SEPARATE
                                                GENERAL           WITH           ACCOUNT
                                                ACCOUNT        GUARANTEES     NONGUARANTEED         TOTAL           % OF TOTAL
---------------------------------------------------------------------------------------------------------------------------------
A. Subject to discretionary withdrawal
 1. with fair value adjustment                $1,356,866,201       $ --                  $ --    $1,356,866,201          3.11
 2. At book value less current surrender
  charge of 5% or more                            69,909,202         --                    --        69,909,202          0.16
 3. At fair value                                         --         --        39,133,902,165    39,133,902,165         89.60
                                            ----------------      -----      ----------------  ----------------      --------
 4. Total with adjustment or at fair value     1,426,775,403         --        39,133,902,165    40,560,677,568         92.87
 5. At book value without adjustment
  (minimal or no charge or adjustment)         2,457,036,516         --                    --     2,457,036,516          5.63
B. Not subject to discretionary withdrawal       432,135,912         --           224,032,325       656,168,237          1.50
                                            ----------------      -----      ----------------  ----------------      --------
C. Total (gross)                               4,315,947,831         --        39,357,934,490    43,673,882,321        100.00
D. Reinsurance ceded                             274,647,587         --                    --       274,647,587
                                            ----------------      -----      ----------------  ----------------      --------
E. Total (net)                                $4,041,300,244       $ --       $39,357,934,490   $43,399,234,734
                                            ----------------      -----      ----------------  ----------------      --------
Reconciliation of total annuity actuarial
 reserves and deposit fund liabilities:
F. Life and Accident & Health Annual
 Statement:
 1. Exhibit 5, Annuities Section, Total
  (net)                                       $2,677,915,829
 2. Exhibit 5, Supplementary Contract
  Section, Total (net)                             4,234,802
 3. Exhibit 7, Deposit-Type Contracts
  Section, Total (net)                         1,359,149,613
                                            ----------------
 4. Subtotal                                   4,041,300,244
Separate Account Annual Statement:
 5. Exhibit 3, Annuities Section, Total
  (net)                                       39,357,934,490
 6. Exhibit 3, Supplemental Contract
  Section, Total (net)                                    --
 7. Policyholder dividend and coupon
  accumulations                                           --
 8. Policyholder premiums                                 --
 9. Guaranteed interest contracts                         --
 10. Exhibit 4, Deposit-Type Contracts
  Section, Total (net)                                    --
                                            ----------------
 11. Subtotal                                 39,357,934,490
                                            ----------------
 12. Combined total                          $43,399,234,734
                                            ----------------

INVESTMENTS

Investments in unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC classes 1-5 are carried at amortized cost and unaffiliated bonds rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost. Unaffiliated common stocks are carried at fair value. Investments in stocks of uncombined subsidiaries, controlled and affiliated ("SCA") companies are based on the net worth of the subsidiary in accordance with SSAP No. 97 (Investment in Subsidiary, Controlled, and Affiliated Entities, a replacement of SSAP No. 88). The change in the carrying value is recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Unaffiliated preferred stocks are carried at cost, lower of cost or amortized cost, or fair value depending on the assigned credit rating and whether the preferred stock is redeemable or non-redeemable. Mortgage loans on real estate are stated at the outstanding principal balance, less any allowances for credit losses. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of SSAP No. 43 -- Revised. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the prospective method, except for highly rated fixed rate securities, which use the retrospective method. The Company has ownership interests in joint ventures, investment partnerships and limited liability companies. The Company carries these interests based upon audited financial statements in accordance with SSAP No. 48 (Joint Ventures, Partnerships and Limited Liability Companies). Contract loans are carried at outstanding balance, which approximates fair value.

Interest income from fixed maturities and mortgage loans on real estate is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For fixed rate securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. The Company has not elected under SSAP No. 43 -- Revised to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on variable rate and interest only securities is determined using the prospective method. Prepayment fees on bonds and mortgage loans on real estate are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For partnership investments, income is earned when cash distributions of income are received. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield.

Due and accrued investment income amounts over 90 days past due are nonadmitted. There was no investment income due and accrued excluded from surplus at December 31, 2013 and 2012.

Net realized gains and losses from investment sales represent the difference between the sales proceeds and the cost of the investment sold, determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment losses in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.

The AVR is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $43,221,943 and $162,571,194 as of December 31, 2013 and 2012, respectively. Additionally, the IMR captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond, preferred stock or mortgage loan sold or adjusts the IMR when an insurer reinsures a block of its in-force liabilities. The IMR balances as of December 31, 2013 and 2012 were $11,100,036, and $88,321,737, respectively. The net capital gains captured in the IMR, net of taxes, in 2013, 2012, and 2011 were $430,558,728, $44,533,696 and $22,055,099, respectively. In addition, an
IMR adjustment of $515,239,930 was included in the Company's Statements of Operations in 2013 as a result of the Prudential reinsurance agreement (see Note
6). The amount of (expense) income amortized from the IMR net of taxes in 2013, 2012, and 2011 included in the Company's Statements of Operations, was $(7,459,495), $17,095,758 and $4,967,011, respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statements of Operations.

The Company's accounting policy requires that a decline in the value of a bond or equity security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. In addition, for securities expected to be sold, an other-than-temporary impairment ("OTTI") charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The impaired value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an OTTI is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43 -- Revised is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, and
(c) whether the debtor is current on contractually obligated payments. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired securities for further OTTIs on an ongoing basis.

For securities that are not subject to SSAP No. 43 -- Revised, if the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security.

For certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43 -- Revised requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that its best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment are less than its amortized cost, then an OTTI charge is recognized equal to the difference between the amortized cost and the Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment. The Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment becomes its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. Projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral. In addition, if the Company does not have the intent and ability to hold a security subject to the provisions of SSAP No. 43 - - Revised until the recovery of value, the security is written down to fair value.

Net realized capital losses resulting from write-downs for OTTIs on corporate and asset-backed bonds were $6,200,993, $21,190,901 and $9,684,957 for the years ended December 31, 2013, 2012 and 2011, respectively. Net realized capital losses resulting from write-downs for OTTIs on equities were $572,799, $33,439 and $245,204 for the years ended December 31, 2013, 2012 and 2011, respectively.

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans on real estate that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of the fair value of the collateral. Additionally, a loss contingency valuation allowance is established for estimated probable credit losses on certain homogenous groups of loans. Changes in valuation allowances are recorded in net unrealized capital gains and losses. Interest income on an impaired loan is accrued to the extent it is deemed collectable and the loan continues to perform under its original or restructured terms. Interest income on defaulted loans is recognized when received. As of December 31, 2013, 2012 and 2011, the Company had impaired mortgage loans on real estate with related allowances for credit losses of $397,161, $565,263 and $682,306, respectively.

The Company utilizes a variety of over-the-counter ("OTC"), transactions cleared through a central clearing house ("OTC-cleared"), and exchange-traded derivative instruments as part of its overall risk management strategy. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread including issuer defaults, price or foreign currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), replication, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86 (Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions). The Company's derivative transactions are permitted uses of derivatives under the derivative use plans required by the Department.

Derivatives used in hedging relationships are accounted for in a manner consistent with the hedged item. Typically, cost paid or consideration received at inception of a contract is reported on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals are recorded in a manner consistent with the hedged item.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the balance sheet as a derivative liability. Upon termination, any remaining derivative liability, along with any disposition payments are recorded to derivative capital gain or loss.

Derivatives held for other investment and/or risk management activities receive fair value accounting. The derivatives are carried on the balance sheet at fair value and the changes in fair value are recorded in derivative unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income.

ADOPTION OF ACCOUNTING STANDARDS

The Company adopted revisions to SSAP No. 64 (Offsetting and Netting of Assets and Liabilities), SSAP No. 86 and SSAP No. 103 (Transfers and Servicing of Financial Assets and Extinguishment of Liabilities). The effect of these revisions allows offsetting of financial assets and liabilities only in certain limited circumstances and will therefore disallow netting of derivatives under master netting agreements and similar arrangements under repurchase and reverse repurchase agreements. The Company adopted these changes on January 1, 2013, and as a result both Derivative Assets and Derivative Liabilities increased as of January 1, 2013 by $793 million, from balances as of December 31, 2012.

Effective January 1, 2012, the Company adopted SSAP No. 101 (Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10). The effect of the adoption of SSAP No. 101 on the Company's admitted assets, net income and surplus was not material. As a result of the adoption, during the first quarter of 2012, the Company reclassified $177 million between special surplus funds and unassigned surplus representing the additional admitted deferred tax asset that had been calculated under the provisions of SSAP No. 10R (Income Taxes -- Revised, A Temporary Replacement of SSAP No. 10) and which is no longer required to be presented as special surplus funds.

3.  INVESTMENTS

For the years ended December 31,

COMPONENTS OF NET INVESTMENT INCOME

                                               2013             2012             2011
-------------------------------------------------------------------------------------------
Interest income from bonds and
 short-term investments                      $305,078,924     $575,468,717     $509,808,728
Interest income from contract loans             2,579,385       22,174,261       22,747,522
Interest income from mortgage loans on
 real estate                                   32,925,013       41,558,591       30,291,082
Interest and dividends from other
 investments                                   20,673,754       64,491,175       86,751,995
Gross investment income                       361,257,076      703,692,744      649,599,327
 Less: investment expenses                     14,116,962       15,715,708       12,581,944
                                          ---------------  ---------------  ---------------
                   NET INVESTMENT INCOME     $347,140,114     $687,977,036     $637,017,383
                                          ---------------  ---------------  ---------------

(B) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT-TERM INVESTMENTS

                                               2013                 2012                 2011
-------------------------------------------------------------------------------------------------------
Gross unrealized capital gains               $276,044,680       $1,362,269,460       $1,023,591,266
Gross unrealized capital losses               (81,199,685)         (66,702,724)        (161,289,941)
Net unrealized capital gains                  194,844,995        1,295,566,736          862,301,325
Balance, beginning of year                  1,295,566,736          862,301,325          246,871,397
                                          ---------------      ---------------      ---------------
  CHANGE IN NET UNREALIZED CAPITAL GAINS
     ON BONDS AND SHORT-TERM INVESTMENTS  $(1,100,721,741)        $433,265,411         $615,429,928
                                          ---------------      ---------------      ---------------

(C) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON AND PREFERRED STOCKS

                                              2013              2012              2011
----------------------------------------------------------------------------------------------
Gross unrealized capital gains              $1,716,459          $720,924        $4,123,643
Gross unrealized capital losses            (13,368,710)     (209,618,658)     (174,273,946)
Net unrealized capital losses              (11,652,251)     (208,897,734)     (170,150,303)
Balance, beginning of year                (208,897,734)     (170,150,303)     (335,667,886)
                                          ------------      ------------      ------------
  CHANGE IN NET UNREALIZED CAPITAL GAINS
 (LOSSES) ON COMMON AND PREFERRED STOCKS  $197,245,483      $(38,747,431)     $165,517,583
                                          ------------      ------------      ------------

(D)  COMPONENTS OF NET REALIZED CAPITAL LOSSES

                                               2013                2012               2011
---------------------------------------------------------------------------------------------------
Bonds and short-term investments             $659,992,430       $(22,131,292)       $56,145,379
Common stocks -- unaffiliated                    (582,355)         1,259,413            144,514
Common stocks -- affiliated                  (615,935,478)        36,605,566                 --
Preferred stocks -- unaffiliated                 (227,302)                --           (245,204)
Mortgage loans on real estate                   4,909,922           (126,000)                --
Derivatives                                (1,515,076,501)      (392,397,711)       (77,242,753)
Other invested assets                            (212,614)         8,941,445         12,472,692
Net realized capital losses                (1,467,131,898)      (367,848,579)        (8,725,372)
Capital gains tax (benefit) expense           (96,017,136)        26,183,099         10,257,387
Net realized capital losses, after tax     (1,371,114,762)      (394,031,678)       (18,982,759)
 Less: amounts transferred to IMR             430,558,728         44,533,696         22,055,099
                                          ---------------      -------------      -------------
  NET REALIZED CAPITAL LOSSES, AFTER TAX  $(1,801,673,490)     $(438,565,374)      $(41,037,858)
                                          ---------------      -------------      -------------

For the years ended December 31, 2013, 2012 and 2011, sales of unaffiliated bonds and short-term investments resulted in proceeds of $11,338,855,187, $6,348,001,597 and $6,028,566,737, gross realized capital gains of $812,904,415,
$122,902,196 and $103,207,903, and gross realized capital losses of $113,239,883, $47,294,722 and $46,490,884 respectively, before transfers to the
IMR.

For the years ended December 31, 2013, 2013 and 2012, sales of unaffiliated common and preferred stocks resulted in proceeds of $26,639,552, $68,765,398 and $875,698, gross realized capital gains of $434,253, $4,275,703 and $152,187, and gross realized capital losses of $671,111, $2,982,847 and $7,673, respectively.

(E) INVESTMENTS -- DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of OTC, OTC-cleared, and exchange-traded derivative instruments as part of its overall risk management strategy. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread including issuer defaults, price or foreign currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), replication, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86. The Company's derivative transactions are used in strategies permitted under the derivative use plan required by the Department.

Interest rate swaps and index swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the referenced issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments at a future date for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Swaption contracts grant the purchaser, for a premium payment, the right to enter into an interest rate swap with the issuer on a specified future date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

During 2013, the Company began clearing interest rate swap and certain credit default swap derivative transactions through central clearing houses. OTC-cleared derivatives require initial collateral at the inception of the trade in the form of cash or highly liquid collateral, such as U.S. Treasuries and government agency investments. Central clearing houses also require additional cash collateral as variation margin based on daily market value movements. In addition, OTC-cleared transactions include price alignment interest either received or paid on the variation margin, which is reflected in net investment income.

STRATEGIES

The notional value, fair value, and carrying value of derivative instruments used during the year are disclosed in the table presented below. During the years 2013 and 2012, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. The fair value of derivative instruments are based upon widely accepted pricing valuation models which utilize independent third-party data as inputs or independent broker quotations. As of December 31, 2013 and 2012, the average fair value for derivatives held for other investment and/or risk management activities was $71,171,332 and $879,622,080, respectively. The Company did not have any unrealized gains or losses during 2013 and 2012 representing the component of the derivative instruments gain or loss from derivatives that no longer qualify for hedge accounting.

                                        AS OF DECEMBER 31, 2013                             AS OF DECEMBER 31, 2012
                             NOTIONAL              FAIR          CARRYING        NOTIONAL              FAIR           CARRYING
(AMOUNTS IN THOUSANDS)       VALUE                VALUE            VALUE         VALUE                VALUE            VALUE
------------------------------------------------------------------------------------------------------------------------------------
DERIVATIVE TYPE BY STRATEGY
Cash flow hedges
 Interest rate swaps             $100,000             $247            $ --           $100,000           $2,419             $ --
 Foreign currency swaps                --               --              --             20,082             (589)          (2,098)
 Japan 3Win related foreign
  currency                      1,331,602         (353,529)             --          1,553,624         (127,149)              --
Fair value hedges
 Interest rate swaps                   --               --              --             27,999              (50)              --
Replication transactions
 Credit default swaps             361,580            9,632           4,464            252,500            4,076            2,608
Other investment and/or
 Risk Management activities
 Interest rate caps                    --               --              --             54,077               --               --
 Credit default swaps              44,490             (690)           (690)           144,490           (1,060)          (1,060)
 Credit default swaps --
  offsetting                      451,464              (47)            (47)           519,972           (2,764)          (2,764)
 Foreign currency swaps            40,000           (3,576)         (3,576)            50,000           (9,072)          (9,072)
 U.S. GMWB hedging
  derivatives                  13,920,947           86,775          86,775         13,280,533          508,651          508,651
 Equity index options                  --               --              --             45,458            2,270            2,270
 Interest rate swaps                   --               --              --             20,000            4,034            4,034
 Interest rate swaps --
  offsetting                      260,010          (13,679)        (13,679)           260,010          (15,767)         (15,767)
 U.S. macro hedge program       9,934,025          139,322         139,322          7,442,223          285,785          285,785
 International program
  hedging instruments          16,188,869            8,030           8,030         22,450,857         (167,597)        (167,597)
                             ------------       ----------       ---------       ------------       ----------       ----------
                      TOTAL   $42,632,987        $(127,515)       $220,599        $46,221,825         $483,187         $604,990
                             ------------       ----------       ---------       ------------       ----------       ----------

CASH FLOW HEDGES

INTEREST RATE SWAPS: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. There were gains and (losses) of $0, $4,520,509 and $0 in unrealized gains and losses related to cash flow hedges for the years ended December 31, 2013, 2012 and 2011, respectively, that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period.

FOREIGN CURRENCY SWAPS: Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in euros and are swapped to minimize cash flow fluctuations due to changes in currency rates.

FOREIGN CURRENCY SWAPS: Japan 3Win foreign currency swaps are primarily used to hedge the foreign currency exposure related to certain guaranteed minimum income benefit ("GMIB") fixed liability payments reinsured from a related party.

FAIR VALUE HEDGES

INTEREST RATE SWAPS: Interest rate swaps are used to hedge the changes in fair value of certain fixed rate maturity investments due to changes in LIBOR.

REPLICATION TRANSACTIONS

CREDIT DEFAULT SWAPS: The Company periodically enters into credit default swaps as part of replication transactions by pairing with highly rated, fixed-income securities in order to reproduce the investment characteristics of otherwise permissible investments.

OTHER INVESTMENT AND/OR RISK MANAGEMENT ACTIVITIES

The table below presents realized capital gains and (losses) on derivative instruments used for other investment and/or risk management activities.

                                                                        REALIZEDHGAINSR/E(LOSSES)          FOR THE YEAR ENDED
(AMOUNTS IN THOUSANDS)                  FOR THE YEAR ENDED                  DECEMBER 31, 2012               DECEMBER 31, 2011
BY STRATEGY                             DECEMBER 31, 2013
---------------------------------------------------------------------------------------------------------------------------------
Credit default swaps                                  $(911)                        $2,904                            $738
Credit default swaps -- offsetting                      676                         (1,314)                           (265)
Foreign currency swaps                                   72                         12,448                              --
U.S. GMWB hedging derivatives                      (321,745)                      (242,461)                       (162,431)
Equity index options                                    772                             48                             (66)
Interest rate swaps and futures                      (4,649)                         9,294                             112
Interest rate swaps -- offsetting                        --                           (596)                             --
U.S. macro hedge program                           (244,645)                       (92,869)                       (276,125)
International program hedging
 instruments                                       (875,484)                      (104,440)                        326,758
                                              -------------                    -----------                     -----------
                                 TOTAL          $(1,445,914)                     $(416,986)                      $(111,279)
                                              -------------                    -----------                     -----------

INTEREST RATE CAPS: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap contracts in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender.

CREDIT DEFAULT SWAPS: The Company enters into swap agreements in which the Company reduces or assumes credit exposure from an individual entity, referenced index or asset pool. In addition, the Company may enter into credit default swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value of the original swap.

FOREIGN CURRENCY SWAPS: The Company enters into foreign currency swaps to hedge the foreign currency exposures in certain of its foreign fixed maturity investments.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB") HEDGING DERIVATIVES: The Company enters into interest rate, S&P 500 and NASDAQ index futures contracts and S&P 500 put and call options, as well as interest rate, S&P, equity volatility, dividend, and total return Europe, Australasia, and Far East ("EAFE") swap contracts to hedge exposure to the volatility associated with a portion of the GMWB liabilities which are not reinsured. The Company has also entered into a customized swap contract to hedge certain risk components for the remaining term of certain blocks of non-reinsured GMWB riders.

EQUITY INDEX OPTIONS: The Company enters into equity index options to economically hedge the equity risk associated with various equity indexed products.

INTEREST RATE SWAPS: The Company enters into interest rate swaps to manage duration between assets and liabilities. In addition, the Company enters into interest rates swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value in the original swap.

U.S. MACRO HEDGE PROGRAM: The Company utilizes equity options and swaps to hedge against a decline in the equity markets and the resulting statutory surplus and capital impact primarily arising from GMDB and GMWB obligations.

INTERNATIONAL PROGRAM HEDGING INSTRUMENTS: The Company utilizes equity futures, options and swaps, currency forwards and options to hedge against a decline in the debt and equity markets or changes in foreign currency exchange rates, and the resulting statutory surplus and capital impact primarily arising from GMDB, GMIB and GMWB obligations issued in Japan and reinsured by the Company. The Company also enters into foreign currency denominated interest rate swaps to hedge the interest rate exposure related to the potential annuitization of certain benefit obligations.

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk from a referenced index or asset pool in order to synthetically replicate investment transactions. In addition, the Company may enter into credit default swaps that assume credit risk to terminate existing credit default swaps that reduce credit risk, thereby offsetting the changes in value of the original swap.

The Company will receive a periodic payment based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade baskets of up to five corporate issuers and diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

The following tables present the notional amount, fair value, carrying value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amount, fair value and carrying value for credit derivatives in which the Company is assuming credit risk as of December 31:

                            AS OF DECEMBER 31, 2013

                                            NOTIONAL       FAIR        CARRYING
(AMOUNTS IN THOUSANDS)                     AMOUNT (2)      VALUE        VALUE
-------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure             $170,000       $3,933       $2,120
Basket credit default swaps (4)
 Investment grade risk exposure              323,079        5,053        1,965
 Below investment grade                       27,960        2,611        2,345
 Investment grade risk exposure               69,112       (1,168)      (1,168)
Credit linked notes
 Investment grade risk exposure               50,000       48,005       49,940
                                            --------      -------      -------
                                 TOTAL      $640,151      $58,434      $55,202
                                            --------      -------      -------

                                                                     UNDERLYING REFERENCED
                                                                     CREDIT OBLIGATION(S)
                                                WEIGHTED
                                                AVERAGE
                                                YEARS TO                              AVERAGE
(AMOUNTS IN THOUSANDS)                          MATURITY           TYPE            CREDIT RATING (1)
--------------------------------------  ---------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure                  3 years            Corporate              A+
                                                              Credit/ Foreign
                                                                         Gov.
Basket credit default swaps (4)
 Investment grade risk exposure                  4 years            Corporate             BBB+
                                                                       Credit
 Below investment grade                          5 years            Corporate             BB-
                                                                       Credit
 Investment grade risk exposure                  3 years          CMBS Credit             AA-
Credit linked notes
 Investment grade risk exposure                  3 years            Corporate             BBB+
                                                                       Credit
                                                --------      ---------------           --------
                                 TOTAL
                                                --------      ---------------           --------

                                        UNDERLYING REFERENCED
                                        CREDIT OBLIGATION(S)

                                                  OFFSETTING          OFFSETTING         OFFSETTING
                                        AVERAGE    NOTIONAL              FAIR             CARRYING
(AMOUNTS IN THOUSANDS)                CREDIT RATING (1)
--------------------------------------  ---------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure                       $75,000            $(1,169)           $(1,169)

Basket credit default swaps (4)
 Investment grade risk exposure                        81,812               (844)              (844)

 Below investment grade                                    --                 --                 --

 Investment grade risk exposure                        69,112              1,168              1,168
Credit linked notes
 Investment grade risk exposure                            --                 --                 --

                                                 ------------          ---------          ---------
                                 TOTAL               $225,924              $(845)             $(845)
                                                 ------------          ---------          ---------

                            AS OF DECEMBER 31, 2012

                                            NOTIONAL       FAIR        CARRYING
(AMOUNTS IN THOUSANDS)                     AMOUNT (2)      VALUE        VALUE
-------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure             $340,953       $4,280       $2,796
 Below investment grade risk exposure         14,313         (188)        (188)
Basket credit default swaps (4)
 Investment grade risk exposure              190,059        1,104        1,119
 Investment grade risk exposure               70,000       (2,835)      (2,835)
Credit linked notes
 Investment grade risk exposure               50,000       45,040       49,920
                                            --------      -------      -------
                                 TOTAL      $665,325      $47,401      $50,812
                                            --------      -------      -------

                                                                     UNDERLYING REFERENCED
                                                                     CREDIT OBLIGATION(S)
                                                WEIGHTED
                                                AVERAGE
                                                YEARS TO                              AVERAGE
(AMOUNTS IN THOUSANDS)                          MATURITY           TYPE            CREDIT RATING (1)
--------------------------------------  ---------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure                  4 years            Corporate              A+
                                                              Credit/ Foreign
                                                                         Gov.
                                                                    Corporate
 Below investment grade risk exposure              1year               Credit              B+
Basket credit default swaps (4)
                                                                    Corporate
 Investment grade risk exposure                  4 years               Credit             BBB+
 Investment grade risk exposure                  4 years          CMBS Credit              A+
Credit linked notes
                                                                    Corporate
 Investment grade risk exposure                  4 years               Credit             BBB-
                                                --------      ---------------           --------
                                 TOTAL
                                                --------      ---------------           --------

                                        UNDERLYING REFERENCED
                                        CREDIT OBLIGATION(S)

                                                  OFFSETTING          OFFSETTING         OFFSETTING
                                        AVERAGE    NOTIONAL              FAIR             CARRYING
(AMOUNTS IN THOUSANDS)                CREDIT RATING (1)
--------------------------------------  ---------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure                       $94,053            $(2,340)           $(2,340)

 Below investment grade risk exposure                  14,313               (452)              (452)
Basket credit default swaps (4)

 Investment grade risk exposure                        78,276               (875)              (875)
 Investment grade risk exposure                        70,000              2,835              2,835
Credit linked notes

 Investment grade risk exposure                            --                 --                 --
                                                 ------------          ---------          ---------
                                 TOTAL               $256,642              $(832)             $(832)
                                                 ------------          ---------          ---------

(1) The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) Notional amount is equal to the maximum potential future loss amount. These derivatives are governed by agreements and clearing house rules and applicable law which include collateral posting requirements. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

(3) The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of or losses paid related to the original swap.

(4)  Includes $420,151 and $260,059 as of December 31, 2013 and 2012,
     respectively, of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

CREDIT RISK

The Company's derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness of the counterparty and typically requires credit enhancement/credit risk reducing agreements. The Company minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A/A- or better which are monitored and evaluated by the Company's risk management team and reviewed by senior management. Transactions cleared through a central clearing house reduce risk due to their ability to require daily variation margin, monitor the Company's ability to request additional collateral in the event of a counterparty downgrade, and act as an independent valuation source.

The Company has developed credit exposure thresholds which are based upon counterparty ratings. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. Credit exposures are generally quantified daily based on the prior business day's market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds. In accordance with industry standards and the contractual agreements, collateral is typically settled on the next business day. The Company has exposure to credit risk for amounts below the exposure thresholds which are uncollateralized, as well as for market fluctuations that may occur between contractual settlement periods of collateral movements.

Counterparty exposure thresholds are developed for each of the counterparties based upon their ratings. The maximum uncollateralized threshold for a derivative counterparty is $10,000,000. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that all derivative contracts, other than exchange traded contracts and certain currency forward contracts, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

For the year ended December 31, 2012 the Company has recovered gains of $1,837,102 on derivative instruments from re-negotiating losses incurred in 2008 due to counterparty default related to the bankruptcy of Lehman Brothers Holdings, Inc. For the years ended December 31, 2013, 2012, and 2011 the Company had no losses on derivative instruments due to counterparty nonperformance.

(F) CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. As of December 31, 2013 and 2012, the Company is not exposed to any credit concentration risk of a single issuer, excluding U.S. government and certain U.S. government agencies, wholly-owned subsidiaries, and a short-term investment pool greater than 10% of the Company's capital and surplus.

(G) BONDS, SHORT-TERM INVESTMENTS, COMMON STOCK AND PREFERRED STOCKS

                                                                GROSS           GROSS              ESTIMATED
                                             STATEMENT        UNREALIZED     UNREALIZED               FAIR
                                               VALUE            GAINS          LOSSES                VALUE
----------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
 DECEMBER 31, 2013
U.S. government and government agencies
 and authorities:
 -- Guaranteed and sponsored --
  excluding asset-backed                      $401,758,359        $153,667    $(4,323,247)          $397,588,779
 -- Guaranteed and sponsored --
  asset-backed                               1,116,470,396      13,982,202    (10,019,809)         1,120,432,789
States, municipalities and political
 subdivisions                                   81,394,373       2,740,607     (6,665,246)            77,469,734
International governments                      377,036,628       1,988,220     (8,298,249)           370,726,599
All other corporate -- excluding
 asset-backed                                2,666,326,757     160,638,516    (32,290,065)         2,794,675,208
All other corporate -- asset-backed            923,926,265      27,853,249    (18,883,429)           932,896,085
Hybrid securities                               31,322,205       1,304,128       (719,640)            31,906,693
Short-term investments                         820,923,832              --             --            820,923,832
Affiliated bond                              1,009,312,392      67,384,091             --          1,076,696,483
                                          ----------------  --------------  -------------       ----------------
  TOTAL BONDS AND SHORT-TERM INVESTMENTS    $7,428,471,207    $276,044,680   $(81,199,685)        $7,623,316,202
                                          ----------------  --------------  -------------       ----------------

                                                             GROSS         GROSS             ESTIMATED
                                                          UNREALIZED    UNREALIZED              FAIR
                                               COST          GAINS        LOSSES               VALUE
---------------------------------------------------------------------------------------------------------
COMMON STOCKS DECEMBER 31, 2013
Common stocks -- unaffiliated                $96,150,353   $1,716,459   $(12,490,473)         $85,376,339
Common stocks -- affiliated                   40,014,377           --       (778,892)          39,235,485
                                          --------------  -----------  -------------       --------------
                     TOTAL COMMON STOCKS    $136,164,730   $1,716,459   $(13,269,365)        $124,611,824
                                          --------------  -----------  -------------       --------------

                                                           GROSS              GROSS          ESTIMATED
                                           STATEMENT     UNREALIZED        UNREALIZED          FAIR
                                             VALUE         GAINS             LOSSES            VALUE
-------------------------------------------------------------------------------------------------------
PREFERRED STOCKS DECEMBER 31, 2013
Preferred stocks -- unaffiliated           $2,807,203       $ --             $(99,345)       $2,707,858
                                          -----------       ----            ---------       -----------
                  TOTAL PREFERRED STOCKS   $2,807,203       $ --             $(99,345)       $2,707,858
                                          -----------       ----            ---------       -----------

                                                                  GROSS            GROSS               ESTIMATED
                                              STATEMENT         UNREALIZED      UNREALIZED               FAIR
                                                VALUE             GAINS           LOSSES                 VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
 DECEMBER 31, 2012
U.S. government and government agencies
 and authorities:
 -- Guaranteed and sponsored --
  excluding asset-backed                     $1,701,238,189      $113,882,510   $(11,282,937)         $1,803,837,762
 -- Guaranteed and sponsored --
  asset-backed                                2,269,303,170        65,613,690       (740,169)          2,334,176,691
States, municipalities and political
 subdivisions                                   541,077,559        83,135,680        (20,027)            624,193,212
International governments                       425,402,388        20,370,687         (9,328)            445,763,747
All other corporate -- excluding
 asset-backed                                 6,361,023,917       892,122,605     (2,845,895)          7,250,300,627
All other corporate -- asset-backed           1,258,505,776        85,716,013    (49,217,597)          1,295,004,192
Hybrid securities                                47,181,632         3,906,596     (2,586,771)             48,501,457
Short-term investments                        1,218,426,755                --             --           1,218,426,755
Affiliated bond                               1,156,374,471        97,521,679             --           1,253,896,150
                                          -----------------  ----------------  -------------       -----------------
  TOTAL BONDS AND SHORT-TERM INVESTMENTS    $14,978,533,857    $1,362,269,460   $(66,702,724)        $16,274,100,593
                                          -----------------  ----------------  -------------       -----------------

                                                                   GROSS               GROSS              ESTIMATED
                                                                 UNREALIZED         UNREALIZED               FAIR
                                                COST               GAINS              LOSSES                VALUE
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS DECEMBER 31, 2012
Common stocks -- unaffiliated                 $102,656,234         $720,924           $(4,963,989)         $98,413,169
Common stocks -- affiliated                    931,351,749               --          (204,239,309)         727,112,440
                                          ----------------       ----------       ---------------       --------------
                     TOTAL COMMON STOCKS    $1,034,007,983         $720,924         $(209,203,298)        $825,525,609
                                          ----------------       ----------       ---------------       --------------

                                                              GROSS           GROSS             ESTIMATED
                                            STATEMENT       UNREALIZED      UNREALIZED            FAIR
                                              VALUE           GAINS           LOSSES              VALUE
-----------------------------------------------------------------------------------------------------------
PREFERRED STOCKS DECEMBER 31, 2012
Preferred stocks -- unaffiliated             $8,266,540        $ --           $(415,361)         $7,851,179
                                          -------------        ----        ------------       -------------
                  TOTAL PREFERRED STOCKS     $8,266,540        $ --           $(415,361)         $7,851,179
                                          -------------        ----        ------------       -------------

The statement value and estimated fair value of bonds and short-term investments at December 31, 2013 by expected maturity year are shown below. Expected maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities ("ABS"), including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

                                              STATEMENT           ESTIMATED
                                                VALUE             FAIR VALUE
--------------------------------------------------------------------------------
MATURITY
Due in one year or less                       $1,175,914,202      $1,180,903,398
Due after one year through five years          2,431,718,926       2,512,433,469
Due after five years through ten years         2,463,337,703       2,567,369,198
Due after ten years                            1,357,500,376       1,362,610,137
                                          ------------------  ------------------
                                   TOTAL      $7,428,471,207      $7,623,316,202
                                          ------------------  ------------------

At December 31, 2013 and 2012, securities with a statement value of $3,992,556 and $3,951,872, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

(H) MORTGAGE LOANS ON REAL ESTATE

The maximum and minimum lending rates for the Company's new mortgage loans on real estate were 3.69% and 2.70% and 4.30% and 3.00% for loans during 2013 and 2012, respectively. During 2013 and 2012, the Company did not reduce interest rates on any outstanding mortgage loans on real estate. For loans held as of December 31, 2013 and 2012, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 75% and 78%, respectively. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2013 and 2012, the Company did not hold mortgages with interest more than 180 days past due. As of December 31, 2013 and 2012, there were impaired loans with a related allowance for credit losses of $397,161 and $565,263 with interest income recognized during the period the loans were impaired of $1,597,863 and $5,330,564, respectively.

(I) RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR

The Company had no investments in restructured loans as of December 31, 2013 and 2012.

(J) REPURCHASE AGREEMENTS, DOLLAR ROLL AGREEMENTS AND COLLATERAL ARRANGEMENTS

The Company enters into repurchase agreements and dollar roll transactions to manage liquidity or to earn incremental spread income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. A dollar roll is a type of repurchase transaction where a mortgage-backed security is sold with an agreement to repurchase substantially the same security at a specified time in the future. These transactions are generally short-term in nature, and therefore, the carrying amounts of these instruments approximate fair value.

As part of the repurchase agreement and dollar roll transactions, the Company transfers U.S. government and government agency securities and receives cash. For the repurchase agreements, the Company obtains collateral in an amount equal to at least 95% of the fair value of the securities transferred. The agreements contain contractual provisions that require additional collateral to be transferred when necessary and provide the counterparty the right to see or re-pledge the securities transferred. The cash received from the repurchase program is typically invested in short-term investments or bonds. Repurchase agreements include master netting provisions that provide the counterparties the right to offset claims and apply securities held by them in respect of their obligations in the event of default. The Company accounts for the repurchase agreements and dollar roll transactions as collateralized borrowings. The securities transferred under repurchase agreements and dollar roll transactions are included in bonds, with the obligation to repurchase those securities recorded in other liabilities in the Statements of Admitted Assets, Liabilities and Capital and Surplus.

As of December 31, 2013, the Company has no outstanding repurchase agreements or dollar roll transactions. As of December 31, 2012, the fair value of the securities transferred was $1,622,327,938, with a corresponding agreement to repurchase $1,614,859,275. As of December 31, 2012, the aggregate fair value of the securities acquired from the use of the collateral was $1,621,236,227.

The Company also enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2013 and 2012, securities pledged of $298,660,822 and $110,458,232, respectively, were included in bonds and short-term investments, on the Statements of Admitted Assets, Liabilities and Capital and Surplus. The counterparties have the right to sell or re-pledge these securities. The Company also pledged cash collateral associated with derivative instruments with a statement value of $173,710,141 and $146,653,733, respectively, as of December 31, 2013 and 2012, included in other invested assets, on the Statements of Admitted Assets, Liabilities and Capital and Surplus.

As of December 31, 2013 and 2012, the Company accepted cash collateral associated with derivative instruments with a statement value of $132,335,000 and $483,734,283, respectively, which was invested and recorded in the Statements of Admitted Assets, Liabilities and Capital and Surplus in bonds and cash and short-term investments with a corresponding amount recorded in collateral on derivatives. The Company also accepted securities collateral as of December 31, 2013 and 2012 of $64,815,986 and $161,738,539, respectively, which the Company has the ability to sell or repledge. As of December 31, 2013 and 2012, the statement value of repledged securities totaled $0, and the Company did not sell any securities. In addition, as of December 31, 2013 and 2012, noncash collateral accepted was held in separate custodial accounts and was not included in the Company's Statements of Admitted Assets, Liabilities and Capital and Surplus.

(K) SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's OTTI policy, see Note 2. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2013 and 2012.

The following table presents cost or statement value, fair value, and unrealized losses for the Company's bonds and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2013:

                                                         LESS THAN 12 MONTHS
                                         AMORTIZED            FAIR              UNREALIZED
(AMOUNTS IN THOUSANDS)                      COST             VALUE                LOSSES
----------------------------------------------------------------------------------------------
U.S. gov't and gov't agencies &
 authorities
  -- guaranteed & sponsored                 $387,807          $383,781             $(4,026)
  -- guaranteed & sponsored
  -- asset-backed                            673,603           663,593             (10,010)
States, municipalities & political
 subdivisions                                 57,344            50,967              (6,377)
International governments                    104,339            96,061              (8,278)
All other corporate including
 international                               603,716           573,068             (30,648)
All other corporate -- asset-backed           64,690            62,589              (2,101)
Hybrid securities                                 --                --                  --
                                        ------------      ------------          ----------
                TOTAL FIXED MATURITIES     1,891,499         1,830,059             (61,440)
Common stock -- unaffiliated                  25,017            23,400              (1,617)
Common stock -- affiliated                        --                --                  --
Preferred stock -- unaffiliated                   --                --                  --
                                        ------------      ------------          ----------
                          TOTAL STOCKS        25,017            23,400              (1,617)
                                        ------------      ------------          ----------
                      TOTAL SECURITIES   $ 1,916,516       $ 1,853,459           $ (63,057)
                                        ------------      ------------          ----------

                                                            12 MONTHS OR MORE
                                            AMORTIZED              FAIR             UNREALIZED
(AMOUNTS IN THOUSANDS)                         COST               VALUE               LOSSES
--------------------------------------  ----------------------------------------------------------
U.S. gov't and gov't agencies &
 authorities
  -- guaranteed & sponsored                     $3,433              $3,136               $(297)
  -- guaranteed & sponsored
  -- asset-backed                                  168                 158                 (10)
States, municipalities & political
 subdivisions                                    1,044                 756                (288)
International governments                          331                 311                 (20)
All other corporate including
 international                                  52,287              50,645              (1,642)
All other corporate -- asset-backed            420,363             403,580             (16,783)
Hybrid securities                                9,000               8,280                (720)
                                            ----------          ----------          ----------
                TOTAL FIXED MATURITIES         486,626             466,866             (19,760)
Common stock -- unaffiliated                    63,388              52,514             (10,874)
Common stock -- affiliated                      40,014              39,235                (779)
Preferred stock -- unaffiliated                  2,807               2,708                 (99)
                                            ----------          ----------          ----------
                          TOTAL STOCKS         106,209              94,457             (11,752)
                                            ----------          ----------          ----------
                      TOTAL SECURITIES       $ 592,835           $ 561,323           $ (31,512)
                                            ----------          ----------          ----------

                                                               TOTAL
                                         AMORTIZED          FAIR              UNREALIZED
(AMOUNTS IN THOUSANDS)                     COST             VALUE               LOSSES
--------------------------------------  ----------------------------------------------------
U.S. gov't and gov't agencies &
 authorities
  -- guaranteed & sponsored                $391,240         $386,917             $(4,323)
  -- guaranteed & sponsored
  -- asset-backed                           673,771          663,751             (10,020)
States, municipalities & political
 subdivisions                                58,388           51,723              (6,665)
International governments                   104,670           96,372              (8,298)
All other corporate including
 international                              656,003          623,713             (32,290)
All other corporate -- asset-backed         485,053          466,169             (18,884)
Hybrid securities                             9,000            8,280                (720)
                                        -----------      -----------          ----------
                TOTAL FIXED MATURITIES    2,378,125        2,296,925             (81,200)
Common stock -- unaffiliated                 88,405           75,914             (12,491)
Common stock -- affiliated                   40,014           39,235                (779)
Preferred stock -- unaffiliated               2,807            2,708                 (99)
                                        -----------      -----------          ----------
                          TOTAL STOCKS      131,226          117,857             (13,369)
                                        -----------      -----------          ----------
                      TOTAL SECURITIES  $ 2,509,351      $ 2,414,782           $ (94,569)
                                        -----------      -----------          ----------

The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain nonadmitted items and other adjustments for NAIC SAP rules if applicable. The Company does not have any current plans to dispose of this investment. The following discussion refers to the data presented in the table above, excluding affiliated common stock.

As of December 31, 2013, fixed maturities, comprised of approximately 590 securities, accounted for approximately 87% of the Company's total unrealized loss amount. The securities were primarily related to corporate securities, U.S. government and government agency securities, and foreign government and government agency securities, which are depressed due to an increase in interest rates since the securities were purchased and/or declines in the value of the currency in which the assets are denominated. As of December 31, 2013, 98% of securities in an unrealized loss position were depressed less than 20% of amortized cost. The increase in unrealized losses during 2013 was primarily attributable to an increase in interest rates, partially offset by tighter credit spreads.

Most of the securities depressed for twelve months or more relate to structured securities with exposure to commercial and residential real estate. Although credit spreads have tightened during 2013, current market spreads continue to be wider than spreads at the securities' respective purchase dates for structured securities with exposure to commercial and residential real estate largely due to the continued market and economic uncertainties surrounding the performance of certain structures or vintages. The Company does not have an intention to sell the securities outlined above and has the intent to hold these securities until they recover. Furthermore, based upon the Company's cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2013.

The following table presents amortized cost, fair value, and unrealized losses for the Company's bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2012:

                                                    LESS THAN 12 MONTHS
                                     AMORTIZED              FAIR            UNREALIZED
(AMOUNTS IN THOUSANDS)                  COST               VALUE              LOSSES
------------------------------------------------------------------------------------------
U.S. gov't and gov't agencies &
 authorities
  -- guaranteed & sponsored           $223,652            $212,369            $(11,283)
  -- guaranteed & sponsored
  -- asset-backed                      249,828             249,091               (737)
States, municipalities &
 political subdivisions                  1,055               1,035                (20)
International governments                  528                 518                (10)
All other corporate including
 international                         287,700             285,851             (1,849)
All other corporate --
 asset-backed                           51,133              45,653             (5,480)
Hybrid securities                           --                  --                 --
                                      --------            --------            -------
         TOTAL FIXED MATURITIES        813,896             794,517            (19,379)
Common stock -- unaffiliated            60,000              56,280             (3,720)
Common stock -- affiliated                  --                  --                 --
Preferred stock -- unaffiliated             --                  --                 --
                                      --------            --------            -------
                   TOTAL STOCKS         60,000              56,280             (3,720)
                                      --------            --------            -------
               TOTAL SECURITIES       $873,896            $850,797            $(23,099)
                                      --------            --------            -------

                                             12 MONTHS OR MORE
                                 AMORTIZED         FAIR          UNREALIZED
(AMOUNTS IN THOUSANDS)             COST            VALUE           LOSSES
-------------------------------  -----------------------------------------------
U.S. gov't and gov't agencies &
 authorities
  -- guaranteed & sponsored           $ --            $ --            $ --
  -- guaranteed & sponsored
  -- asset-backed                       78              75              (3)
States, municipalities &
 political subdivisions                 --              --              --
International governments               --              --              --
All other corporate including
 international                      47,003          46,006            (997)
All other corporate --
 asset-backed                      499,760         456,023         (43,737)
Hybrid securities                   26,057          23,470          (2,587)
                                 ---------       ---------        --------
         TOTAL FIXED MATURITIES    572,898         525,574         (47,324)
Common stock -- unaffiliated        11,397          10,153          (1,244)
Common stock -- affiliated         931,352         727,113        (204,239)
Preferred stock -- unaffiliated      8,044           7,629            (415)
                                 ---------       ---------        --------
                   TOTAL STOCKS    950,793         744,895        (205,898)
                                 ---------       ---------        --------
               TOTAL SECURITIES  $1,523,691      $1,270,469      $(253,222)
                                 ---------       ---------        --------

                                                   TOTAL
                                 AMORTIZED         FAIR          UNREALIZED
(AMOUNTS IN THOUSANDS)             COST            VALUE           LOSSES
-------------------------------  -----------------------------------------------
U.S. gov't and gov't agencies &
 authorities
  -- guaranteed & sponsored       $223,652        $212,369        $(11,283)
  -- guaranteed & sponsored
  -- asset-backed                  249,906         249,166            (740)
States, municipalities &
 political subdivisions              1,055           1,035             (20)
International governments              528             518             (10)
All other corporate including
 international                     334,703         331,857          (2,846)
All other corporate --
 asset-backed                      550,893         501,676         (49,217)
Hybrid securities                   26,057          23,470          (2,587)
                                 ---------       ---------        --------
         TOTAL FIXED MATURITIES  1,386,794       1,320,091         (66,703)
Common stock -- unaffiliated        71,397          66,433          (4,964)
Common stock -- affiliated         931,352         727,113        (204,239)
Preferred stock -- unaffiliated      8,044           7,629            (415)
                                 ---------       ---------        --------
                   TOTAL STOCKS  1,010,793         801,175        (209,618)
                                 ---------       ---------        --------
               TOTAL SECURITIES  $2,397,587      $2,121,266      $(276,321)
                                 ---------       ---------        --------

The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain nonadmitted items and other adjustments for NAIC SAP rules if applicable. The Company does not have any current plans to dispose of this investment. The following discussion refers to the data presented in the table above, excluding affiliated common stock.

As of December 31, 2012, fixed maturities, comprised of approximately 175 securities, accounted for approximately 93% of the Company's total unrealized loss amount. The securities were primarily related to collateralized mortgage-backed securities ("CMBS"), collateralized debt obligation ("CDO"), and U.S. government securities which have experienced price deterioration. As of December 31, 2012, 84% of securities in an unrealized loss position were depressed less than 20% of amortized cost. The decline in unrealized losses during 2012 was primarily attributable to credit spread tightening and a decline in interest rates. The Company does not have an intention to sell the securities outlined above and has the intent and ability to hold these securities until values recover. Furthermore, based upon the Company's cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2012.

Most of the securities depressed for twelve months or more relate to structured securities with exposure to commercial and residential real estate, as well as certain floating rate corporate securities or those securities with greater than 10 years to maturity, concentrated in the financial services sector. Current market spreads continue to be significantly wider for structured securities with exposure to commercial and residential real estate, as compared to spreads at the security's respective purchase date, largely due to the economic and market uncertainties regarding future performance of commercial and residential real estate. In addition, the majority of securities have a floating-rate coupon referenced to a market index where rates have declined substantially. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined above. Furthermore, based upon the Company's cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2012.

(L) LOAN-BACKED AND STRUCTURED SECURITIES OTTIS

For the year ended December 31, 2013, the Company recognized losses for OTTIs on loan-backed and structured securities of $4,671,769 due to the intent to sell impaired securities. These securities had an amortized cost prior to recognition of the OTTI and a fair value of $23,482,324 and $18,810,555, respectively. No OTTI was recognized due to an inability or lack of intent to retain an investment in a security for a period of time sufficient to recover the amortized cost basis.

The following table summarizes OTTI recognized during 2013 for loan-backed securities held as of December 31, 2013 recorded because the present value of estimated cash flows expected to be collected was less than the amortized cost of the securities:

                                         2
                                      BOOK/ADJ
                                      CARRYING
                                       VALUE                     3
                                     AMORTIZED             PRESENT VALUE
                                    COST BEFORE                  OF
              1                    CURRENT PERIOD            PROJECTED
            CUSIP                       OTTI                 CASH FLOWS
-----------------------------------------------------------------------------
07383F           MR         6             $6,832                  $5,067
173067           AJ         8            136,182                 100,581
52108H           MN         1            178,850                 178,356
07383F           MR         6              4,767                   2,164
52108H           MN         1            171,360                 155,854
61746W           HJ         2             95,552                  92,694
07383F           MR         6              2,096                     543
36158Y           HD         4            293,921                 228,891
46625M           PS         2            189,628                  81,262
52108H           MN         1            150,288                 121,794
83611M           PH         5          2,290,546               2,183,158
46625M           MY         2            441,874                 294,579
46625M           PS         2             71,683                  60,949
52108H           MN         1            116,825                 104,638
55312Y           BD         3          1,079,116               1,051,483
61746W           HJ         2             74,906                  53,186
929766           CZ         4            112,306                  17,401
                                                                   TOTAL


                                                                             7
                                                                          DATE OF
                                       5                  6              FINANCIAL
                    4              AMORTIZED             FAIR            STATEMENT
                RECOGNIZED         COST AFTER          VALUE AT            WHERE
                   OTTI               OTTI           TIME OF OTTI         REPORTED
--------  --------------------------------------------------------------------------
07383F               $1,765             $5,067                $18          3/31/2013
173067               35,601            100,581            305,819          3/31/2013
52108H                  494            178,356              6,592          3/31/2013
07383F                2,603              2,164                  2          6/30/2013
52108H               15,506            155,854              2,723          6/30/2013
61746W                2,858             92,694             81,400          6/30/2013
07383F                1,553                543                  1          9/30/2013
36158Y               65,030            228,891            386,504          9/30/2013
46625M              108,366             81,262             46,366          9/30/2013
52108H               28,494            121,794              2,576          9/30/2013
83611M              107,388          2,183,158          1,911,903          9/30/2013
46625M              147,295            294,579            339,669         12/31/2013
46625M               10,734             60,949             39,698         12/31/2013
52108H               12,187            104,638             39,986         12/31/2013
55312Y               27,633          1,051,483          1,412,438         12/31/2013
61746W               21,720             53,186             67,225         12/31/2013
929766               94,905             17,401                228         12/31/2013
               ------------       ------------       ------------       ------------
                   $684,132
               ------------       ------------       ------------       ------------

4. FAIR VALUE MEASUREMENTS

Certain of the following financial instruments are carried at fair value in the Company's Financial Statements: bonds and stocks, derivatives, and Separate Account assets.

The following section applies the fair value hierarchy and disclosure requirements for the Company's financial instruments that are carried at fair value. The fair value hierarchy prioritizes the inputs in the valuation techniques used to measure fair value into three broad levels (Level 1, 2 or 3):

Level 1 Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include open-ended mutual funds reported in General and Separate Account invested assets.
Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most bonds and preferred stocks, including those reported in Separate Account assets, are model priced by vendors using observable inputs and are classified within Level 2.
Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities, and complex derivative securities. Because Level 3 fair values, by their nature, contain one or more significant unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company's best estimate of amounts that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. Transfers of securities among the levels occur at the beginning of the reporting period. Transfers between Level 1 and Level 2 were not material for the period ended December 31, 2013. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company's bonds included in Level 3 are classified as such because these securities are primarily priced by independent brokers and/or are within illiquid markets.

These disclosures provide information as to the extent to which the Company uses fair value to measure financial instruments and information about the inputs used to value those financial instruments to allow users to assess the relative reliability of the measurements. The following tables present assets and (liabilities) carried at fair value by hierarchy level as of:

                                                                       DECEMBER 31, 2013
                                     QUOTED PRICES IN           SIGNIFICANT              SIGNIFICANT
                                    ACTIVE MARKETS FOR           OBSERVABLE             UNOBSERVABLE
                                     IDENTICAL ASSETS              INPUTS                  INPUTS
(AMOUNTS IN THOUSANDS)                   (LEVEL 1)               (LEVEL 2)                (LEVEL 3)               TOTAL
---------------------------------------------------------------------------------------------------------------------------------
a. Assets accounted for at fair
 value
All other corporate --
 asset-backed                                  $ --                    $ --                      $62                     $62
Common stocks                                85,039                      --                      337                  85,376
                                        -----------              ----------              -----------          --------------
            TOTAL BONDS AND STOCKS           85,039                      --                      399                  85,438
Derivative assets
 Credit derivatives                              --                   6,738                    1,168                   7,906
 Interest rate derivatives                       --                  11,386                       --                  11,386
 GMWB hedging instruments                        --                 108,032                  187,795                 295,827
 U.S. macro hedge program                        --                      --                  177,969                 177,969
 International program hedging
  instruments                                    --                 240,781                       --                 240,781
                                        -----------              ----------              -----------          --------------
           TOTAL DERIVATIVE ASSETS               --                 366,937                  366,932                 733,869
Separate Account assets (1)              44,195,129                      --                       --              44,195,129
                                        -----------              ----------              -----------          --------------
TOTAL ASSETS ACCOUNTED FOR AT FAIR
                             VALUE      $44,280,168                $366,937                 $367,331             $45,014,436
                                        -----------              ----------              -----------          --------------
b. Liabilities accounted for at
 fair value
Derivative liabilities
 Credit derivatives                            $ --                 $(3,011)                 $(1,168)                $(4,179)
 Foreign exchange derivatives                    --                  (3,576)                      --                  (3,576)
 Interest rate derivatives                       --                 (25,065)                      --                 (25,065)
 GMWB hedging instruments                        --                (125,985)                 (83,066)               (209,051)
 U.S. macro hedge program                        --                      --                  (38,647)                (38,647)
 International program hedging
  instruments                                    --                (215,286)                 (17,464)               (232,750)
                                        -----------              ----------              -----------          --------------
TOTAL LIABILITIES ACCOUNTED FOR AT
                        FAIR VALUE             $ --               $(372,923)               $(140,345)              $(513,268)
                                        -----------              ----------              -----------          --------------

(1) Excludes approximately $21.1 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100 (Fair Value Measurements).

                                                                       DECEMBER 31, 2012
                                     QUOTED PRICES IN
                                      ACTIVE MARKETS             SIGNIFICANT              SIGNIFICANT
                                      FOR IDENTICAL               OBSERVABLE             UNOBSERVABLE
                                          ASSETS                    INPUTS                  INPUTS
(AMOUNTS IN THOUSANDS)                  (LEVEL 1)                 (LEVEL 2)                (LEVEL 3)               TOTAL
---------------------------------------------------------------------------------------------------------------------------------
a. Assets accounted for at fair
 value
 All other corporate --
  asset-backed                                  $ --                     $12                   $2,418                  $2,430
 Common stocks                                98,409                      --                        4                  98,413
                                      --------------              ----------              -----------          --------------
          TOTAL BONDS AND STOCKS              98,409                      12                    2,422                 100,843
 Derivative assets
  Credit derivatives                              --                  (2,669)                   1,519                  (1,150)
  Equity derivatives                              --                      --                    1,800                   1,800
  Foreign exchange derivatives                    --                 (11,171)                      --                 (11,171)
  Interest rate derivatives                       --                  26,228                       --                  26,228
  GMWB hedging instruments                        --                  98,244                  341,565                 439,809
  U.S. macro hedge program                        --                      --                  333,449                 333,449
  International program hedging
   instruments                                    --                 (75,753)                 (39,973)               (115,726)
                                      --------------              ----------              -----------          --------------
         TOTAL DERIVATIVE ASSETS                  --                  34,879                  638,360                 673,239
 Separate Account assets (1)              45,821,181                      --                       --              45,821,181
                                      --------------              ----------              -----------          --------------
   TOTAL ASSETS ACCOUNTED FOR AT
                      FAIR VALUE         $45,919,590                 $34,891                 $640,782             $46,595,263
                                      --------------              ----------              -----------          --------------
b. Liabilities accounted for at
 fair value
 Derivative liabilities
  Credit derivatives                            $ --                  $1,452                  $(1,519)                   $(67)
  Equity derivatives                              --                      --                      470                     470
  Interest rate derivatives                       --                 (37,960)                      --                 (37,960)
  GMWB hedging instruments                        --                     891                   67,951                  68,842
  U.S. macro hedge program                        --                      --                  (47,664)                (47,664)
  International program hedging
   instruments                                    --                 (31,419)                 (20,452)                (51,871)
                                      --------------              ----------              -----------          --------------
 TOTAL LIABILITIES ACCOUNTED FOR
                   AT FAIR VALUE                $ --                $(67,036)                 $(1,214)               $(68,250)
                                      --------------              ----------              -----------          --------------

(1) Excludes approximately $30.7 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

DETERMINATION OF FAIR VALUES

The valuation methodologies used to determine the fair values of assets and liabilities under the "exit price" notion reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes relevant observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices where available and where prices represent reasonable estimates of fair values. The Company also determines fair values based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company's default spreads, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables.

The fair value process is monitored by the Valuation Committee, which is a cross-functional group of senior management within the Company that meets at least quarterly. The Valuation Committee is co-chaired by the Heads of Investment Operations and Accounting and has representation from various investment sector professionals, accounting, operations, legal, compliance and risk management. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments, as well as addressing fair valuation issues and approving changes to valuation methodologies and pricing sources. There are also two working groups, a Securities Fair Value Working Group ("Securities Working Group") and a Derivatives Fair Value Working Group ("Derivatives Working Group"), which includes the Heads of Investment Operations and Accounting, as well as other investment, operations, accounting and risk management professionals that meet monthly to review market data trends, pricing and trading statistics and results, and any proposed pricing methodology changes described in more detail in the following paragraphs.

The Company also has an enterprise-wide Operational Risk Management function, led by the Chief Operational Risk Officer, which is responsible for establishing, maintaining and communicating the framework, principles and guidelines of the Company's operational risk management program. This includes model risk management which provides an independent review of the suitability, characteristics and reliability of model inputs; as well as an analysis of significant changes to current models.

BONDS AND STOCKS

The fair values of bonds and stocks in an active and orderly market (e.g. not distressed or forced liquidation) are determined by management after considering one of three primary sources of information: third-party pricing services, independent broker quotations or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third-party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. If none of these pricing sources are available, the Company will estimate fair value utilizing an internal pricing model. Typical inputs used by these pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bid offers, and/or estimated cash flows, prepayment speeds and default rates. Based on the typical trading volumes and the lack of quoted market prices for bonds, third-party pricing services will normally derive the security prices from recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the third-party pricing services and independent brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the pricing of ABS and Residential Mortgage-Backed Securities ("RMBS") are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

Prices from third-party pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.

A pricing matrix is used to price private placement securities for which the Company is unable to obtain a price from a third-party pricing service by discounting the expected future cash flows from the security by a developed market discount rate utilizing current credit spreads. Credit spreads are developed each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The appropriate credit spreads determined through this survey approach are based upon the issuer's financial strength and term to maturity, utilizing an independent public security index and trade information and adjusting for the non-public nature of the securities.

The Securities Working Group performs ongoing analysis of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. As a part of this analysis, the Company considers trading volume, new issuance activity and other factors to determine whether the market activity is significantly different than normal activity in an active market, and if so, whether transactions may not be orderly considering the weight of available evidence. If the available evidence indicates that pricing is based upon transactions that are stale or not orderly, the Company places little, if any, weight on the transaction price and will estimate fair value utilizing an internal pricing model. In addition, the Company ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models developed based on spreads, and when available, market indices. As a result of this analysis, if the Company determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly and approved by the Valuation Committee. The Company's internal pricing model utilizes the Company's best estimate of expected future cash flows discounted at a rate of return that a market participant would require. The significant inputs to the model include, but are not limited to, current market inputs, such as credit loss assumptions, estimated prepayment speeds and market risk premiums.

The Company conducts other specific activities to monitor controls around pricing. Daily analyses identify price changes over 3-5%, sale trade prices that differ over 3% from the prior day's price and purchase trade prices that differ more than 3% from the current day's price. Weekly analyses identify prices that differ more than 5% from published bond prices of a corporate bond index. Monthly analyses identify price changes over 3%, prices that have not changed and missing prices. There is also a second source validation on most sectors, where available, for a review of any outlying prices. Analyses are conducted by a dedicated pricing unit that follows up with trading and investment sector professionals and challenges prices with vendors when the estimated assumptions used differs from what the Company feels a market participant would use. Any changes from the identified pricing source are verified by further confirmation of assumptions used. Examples of other procedures performed include, but are not limited to, initial and ongoing review of third-party pricing services' methodologies, review of pricing statistics and trends and back testing recent trades.

The Company has analyzed the third-party pricing services' valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are market observable. Due to a general lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.

DERIVATIVE INSTRUMENTS

Derivative instruments are fair valued using pricing valuation models for OTC derivatives that utilize independent market data inputs, quoted market prices for exchange-traded derivatives and OTC-cleared transactions, or independent broker quotations. As of December 31, 2013 and 2012, 98% and 99%, respectively, of derivatives, based upon notional values, were priced by valuation models or quoted market prices. The remaining derivatives were priced by broker quotations.

The Derivatives Working Group performs ongoing analysis of the valuations, assumptions, and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. The Company performs various controls on derivative valuations which include both quantitative and qualitative analysis. Analyses are conducted by a dedicated derivative pricing team that works directly with investment sector professionals to analyze impacts of changes in the market environment and investigate variances. There is a monthly analysis to identify market value changes greater than pre-defined thresholds, stale prices, missing prices and zero prices. Also on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives, as well as for any existing deals with a market value greater than $10,000,000 and all new deals during the month. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source. The model validation documentation and results of validation are presented to the Valuation Committee for approval. There is a monthly control to review changes in pricing sources to ensure that new models are not moved to production until formally approved.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.

VALUATION TECHNIQUES AND INPUTS FOR INVESTMENTS

Generally, the Company determines the estimated fair values of its bonds and stocks using the market approach. The income approach is used for securities priced using a pricing matrix, as well as for derivative instruments. For Level 1 investments, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.

For most of the Company's debt securities, the following inputs are typically used in the Company's pricing matrices: reported trades, benchmark yields, bids and/or estimated cash flows. Inputs also include issuer spreads, which may consider credit default swaps. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.

A description of additional inputs used in the Company's Level 2 and Level 3 measurements are listed below:

Level 2 The fair values of most of the Company's Level 2 investments are determined by management after considering prices received from third-party pricing services. These investments include most bonds and preferred stocks.

         ABS, CDOs, CMBS and RMBS -- Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, credit default swap indices and for ABS and RMBS, estimated prepayment rates.

         Credit derivatives -- Primary inputs include the swap yield curve and credit default swap curves.

         Foreign exchange derivatives -- Primary inputs include the swap yield curve, currency spot and forward rates, and cross currency basis curves.

         Interest rate derivatives -- Primary input is the swap yield curve.

Level 3 Most of the Company's securities classified as Level 3 include less liquid securities such as lower quality ABS, CMBS, commercial real estate ("CRE") CDOs and RMBS primarily backed by below- prime loans. Securities included in level 3 are primarily value based on broker prices or broker spreads, without adjustments. Primary inputs for non-broker priced investments, including structured securities, are consistent with the typical inputs used in Level 2 measurements noted above, but are Level 3 due to their less liquid markets. Also included in Level 3 are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations. Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above, but also may include the following:

         Credit derivatives -- Significant unobservable inputs may include credit correlation and swap yield curve and credit curve extrapolation beyond observable limits.

         Equity derivatives -- Significant unobservable inputs may include equity volatility.

         Interest rate contracts -- Significant unobservable inputs may include swap yield curve extrapolation beyond observable limits and interest rate volatility.

SEPARATE ACCOUNT ASSETS

Separate Account assets are primarily invested in mutual funds but also have investments in bonds and stocks. Separate Account investments are valued in the same manner, and using the same pricing sources and inputs, as the bonds and stocks held in the General Account of the Company.

SIGNIFICANT UNOBSERVABLE INPUTS FOR LEVEL 3 ASSETS MEASURED AT FAIR VALUES

The following tables present information about significant unobservable inputs used in Level 3 assets measured at fair value.

                                                   DECEMBER 31, 2013
                                        PREDOMINANT         SIGNIFICANT
                                         VALUATION          UNOBSERVABLE
(AMOUNTS IN THOUSANDS)  FAIR VALUE        METHOD               INPUT             MINIMUM (1)
------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR
AT FAIR VALUE ON A
RECURRING BASIS
                                                         Spread
                                                         (encompasses
                                                         prepayment,
                                        Discounted       default risk and
CMBS                        $62         cash flows       loss severity)             150bps

                                         DECEMBER 31, 2013
                                                              IMPACT OF
                                          WEIGHTED        INCREASE IN INPUT
(AMOUNTS IN THOUSANDS)  MAXIMUM (1)      AVERAGE (2)      ON FAIR VALUE (3)
----------------------  ---------------------------------------------------
ASSETS ACCOUNTED FOR
AT FAIR VALUE ON A
RECURRING BASIS

CMBS                       350bps           279bps        Decrease

(1)  Basis points (bps).

(2) The weighted average is determined based on the fair value of the securities.

(3) The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.

                                                DECEMBER 31, 2013
                                                PREDOMINANT                SIGNIFICANT
                                                 VALUATION                UNOBSERVABLE
(AMOUNTS IN THOUSANDS)   FAIR VALUE                METHOD                     INPUT
-----------------------------------------------------------------------------------------
FREE STANDING
DERIVATIVES
U.S. GMWB hedging
 instruments
 Equity options              $53,998                 Option model       Equity volatility
 Customized swaps             50,731        Discounted cash flows       Equity volatility
U.S. Macro hedge
program
 Equity options              139,322                 Option model       Equity volatility

                                             DECEMBER 31, 2013
                                                                      IMPACT OF
                                                                  INCREASE IN INPUT
(AMOUNTS IN THOUSANDS)         MINIMUM           MAXIMUM          ON FAIR VALUE (1)
----------------------  -----------------------------------------------------------
FREE STANDING
DERIVATIVES
U.S. GMWB hedging
 instruments
 Equity options                       21%                29%              Increase
 Customized swaps                     10%                10%              Increase
U.S. Macro hedge
program
 Equity options                       24%                36%              Increase

(1) The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.

                                                         DECEMBER 31, 2012
                                           PREDOMINANT             SIGNIFICANT
                                            VALUATION              UNOBSERVABLE
(AMOUNTS IN THOUSANDS)  FAIR VALUE           METHOD                   INPUT                MINIMUM (1)
------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR
AT FAIR VALUE ON A
RECURRING BASIS
                                                               Spread (encompasses
                                                               prepayment, default
                                         Discounted cash       risk and loss
CMBS                        $1,918       flows                 severity)                       1,267bps
                                         Discounted cash
RMBS                           500       flows                 Spread                            568bps
                                                               Constant prepayment
                                                               rate                                  2%
                                                               Constant default
                                                               rate                                 10%
                                                               Loss severity                        95%

                                           DECEMBER 31, 2012
                                                                   IMPACT OF
                                              WEIGHTED         INCREASE IN INPUT
(AMOUNTS IN THOUSANDS)   MAXIMUM (1)        AVERAGE (2)        ON FAIR VALUE (3)
----------------------  --------------------------------------------------------
ASSETS ACCOUNTED FOR
AT FAIR VALUE ON A
RECURRING BASIS

CMBS                         1,267bps           1,267bps       Decrease

RMBS                           642bps             616bps       Decrease

                                   2%                 2%       Decrease

                                  24%                19%       Decrease
                                 100%                97%       Decrease

(1)  Basis points (bps).

(2) The weighted average is determined based on the fair value of the securities.

(3) The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.

                                                   DECEMBER 31, 2012
                                                 PREDOMINANT                SIGNIFICANT
                                                  VALUATION                UNOBSERVABLE
(AMOUNTS IN THOUSANDS)   FAIR VALUE                METHOD                      INPUT
-----------------------------------------------------------------------------------------------
FREE STANDING
DERIVATIVES
U.S. GMWB hedging
 instruments
 Equity options             $276,922       Option model                  Equity volatility
 Customized swaps            132,594       Discounted cash flows         Equity volatility
U.S. Macro hedge
 program Equity
 options                     285,785       Option model                  Equity volatility
International program
 hedging Equity
 options                    (60,425)       Option model                  Equity volatility

                                          DECEMBER 31, 2012
                                                                 IMPACT OF
                                                             INCREASE IN INPUT
(AMOUNTS IN THOUSANDS)    MINIMUM           MAXIMUM          ON FAIR VALUE (1)
----------------------  ------------------------------------------------------
FREE STANDING
DERIVATIVES
U.S. GMWB hedging
 instruments
 Equity options                 10%                31%       Increase
 Customized swaps               10%                10%       Increase
U.S. Macro hedge
 program Equity
 options                        24%                43%       Increase
International program
 hedging Equity
 options                        26%                28%       Increase

(1) The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.

Securities and derivatives for which the Company bases fair value on broker quotations predominately include ABS, CDOs, corporate, fixed maturities, fair value option ("FVO") and certain credit derivatives. Due to the lack of transparency in the process brokers use to develop prices for these investments, the Company does not have access to the significant unobservable inputs brokers use to price these securities and derivatives. The Company believes however, the types of inputs brokers may use would likely be similar to those used to price securities and derivatives for which inputs are available to the Company, and therefore may include, but not be limited to, loss severity rates, constant prepayment rates, constant default rates and credit spreads. Therefore, similar to non-broker priced securities and derivatives, generally, increases in these inputs would cause fair values to decrease. For the years ended December 31, 2013 and 2012, no significant adjustments were made by the Company to broker prices received.

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

The tables below provides a roll-forward of financial instruments measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31, 2013 and 2012:

                                     FAIR VALUE         TRANSFERS        TRANSFERS
                                        AS OF              INTO           OUT OF
(AMOUNTS IN THOUSANDS)              JAN. 1, 2013       LEVEL 3 (2)      LEVEL 3 (2)
-------------------------------------------------------------------------------------
Assets
All other corporate -- asset-
 backed                                  $2,418             $36            $(439)
Common stocks                                 4              --               --
                                      ---------            ----            -----
         TOTAL BONDS AND STOCKS          $2,422             $36            $(439)
                                      ---------            ----            -----
Derivatives
 Credit derivatives                        $ --            $ --             $ --
 Equity derivatives                       2,270              --               --
 GMWB hedging instruments               409,516              --               --
 U.S. macro hedge program               285,785              --               --
 International program hedging          (60,424)             --               --
                                      ---------            ----            -----
          TOTAL DERIVATIVES (3)        $637,147            $ --             $ --
                                      ---------            ----            -----

                                          TOTAL
                                   REALIZED/UNREALIZED
                                      GAINS (LOSSES)
                                       INCLUDED IN:
                                    NET                       PURCHASES/           SALES/
(AMOUNTS IN THOUSANDS)           INCOME (1)       SURPLUS      INCREASES          DECREASES
-------------------------------  --------------------------------------------------------------
Assets
All other corporate -- asset-
 backed                            $(1,354)       $1,514           $ --            $(1,947)
Common stocks                         (573)          112            794                 --
                                 ---------        ------        -------            -------
         TOTAL BONDS AND STOCKS    $(1,927)       $1,626           $794            $(1,947)
                                 ---------        ------        -------            -------
Derivatives
 Credit derivatives                    $30          $ --           $ --               $ --
 Equity derivatives                    493            --             --                 --
 GMWB hedging instruments         (307,967)           --             --                 --
 U.S. macro hedge program         (192,164)           --         45,701                 --
 International program hedging      (8,139)           --             --                 --
                                 ---------        ------        -------            -------
          TOTAL DERIVATIVES (3)  $(507,747)         $ --        $45,701               $ --
                                 ---------        ------        -------            -------


                                                        FAIR VALUE
                                                           AS OF
(AMOUNTS IN THOUSANDS)              SETTLEMENTS        DEC. 31, 2013
-------------------------------  --------------------------------------
Assets
All other corporate -- asset-
 backed                                 $(166)                 $62
Common stocks                              --                  337
                                      -------            ---------
         TOTAL BONDS AND STOCKS         $(166)                $399
                                      -------            ---------
Derivatives
 Credit derivatives                      $(30)                $ --
 Equity derivatives                    (2,763)                  --
 GMWB hedging instruments               3,180              104,729
 U.S. macro hedge program                  --              139,322
 International program hedging         51,099              (17,464)
                                      -------            ---------
          TOTAL DERIVATIVES (3)       $51,486             $226,587
                                      -------            ---------

(1) All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.

(2) Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost and market requirement.

(3) Derivative instruments are reported in this table on a net basis for asset/(liability) positions.


                                  FAIR VALUE           TRANSFERS         TRANSFERS
                                    AS OF                INTO             OUT OF
(AMOUNTS IN THOUSANDS)           JAN. 1, 2012         LEVEL 3 (2)       LEVEL 3 (2)
--------------------------------------------------------------------------------------
Assets
All other corporate                     $ --              $ --               $ --
All other corporate -- asset-
 backed                                2,468               355               (581)
Common stocks                              4                --                 --
                                 -----------             -----            -------
         TOTAL BONDS AND STOCKS       $2,472              $355              $(581)
                                 -----------             -----            -------
Derivatives
 Credit derivatives                    $(512)             $ --               $(20)
 Equity derivatives                      569                --                 --
 Interest rate derivatives                 5                --                 --
 GMWB hedging instruments            686,072                --             21,718
 U.S. macro hedge program            356,561                --                 --
 International program hedging       (20,152)               --              7,755
                                 -----------             -----            -------
          TOTAL DERIVATIVES (3)   $1,022,543              $ --            $29,453
                                 -----------             -----            -------

                                              TOTAL
                                       REALIZED/UNREALIZED
                                          GAINS (LOSSES)
                                           INCLUDED IN:
                                    NET
(AMOUNTS IN THOUSANDS)           INCOME (1)           SURPLUS      PURCHASES       SALES
-------------------------------  ------------------------------------------------------------
Assets
All other corporate                   $ --              $ --            $ --        $ --
All other corporate -- asset-
 backed                                 95               256              --        (134)
Common stocks                           --                --              --          --
                                 ---------             -----       ---------       -----
         TOTAL BONDS AND STOCKS       $ 95              $256            $ --       $(134)
                                 ---------             -----       ---------       -----
Derivatives
 Credit derivatives                 $1,881              $ --            $ --        $ --
 Equity derivatives                    120                --           2,042          --
 Interest rate derivatives              (5)               --              --          --
 GMWB hedging instruments         (341,264)               --          55,490          --
 U.S. macro hedge program         (322,425)               --         251,649          --
 International program hedging     (89,472)               --         (33,801)         --
                                 ---------             -----       ---------       -----
          TOTAL DERIVATIVES (3)  $(751,165)             $ --        $275,380        $ --
                                 ---------             -----       ---------       -----


                                                         FAIR VALUE
                                                            AS OF
(AMOUNTS IN THOUSANDS)              SETTLEMENTS         DEC. 31, 2012
-------------------------------  ---------------------------------------
Assets
All other corporate                       $ --                 $ --
All other corporate -- asset-
 backed                                    (41)               2,418
Common stocks                               --                    4
                                      --------            ---------
         TOTAL BONDS AND STOCKS           $(41)              $2,422
                                      --------            ---------
Derivatives
 Credit derivatives                    $(1,349)                $ --
 Equity derivatives                       (461)               2,270
 Interest rate derivatives                  --                   --
 GMWB hedging instruments              (12,500)             409,516
 U.S. macro hedge program                   --              285,785
 International program hedging          75,246              (60,424)
                                      --------            ---------
          TOTAL DERIVATIVES (3)        $60,936             $637,147
                                      --------            ---------

A. All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.

B. Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost or market requirement.

C. Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

FAIR VALUES FOR ALL FINANCIAL INSTRUMENTS BY LEVELS 1, 2 AND 3

The tables below reflect the fair values and admitted values of all admitted assets and liabilities that are financial instruments excluding those accounted for under the equity method (subsidiaries, joint ventures and ventures). The fair values are also categorized into the three-level fair value hierarchy.

                                                                     DECEMBER 31, 2013
                                            AGGREGATE FAIR
(AMOUNTS IN THOUSANDS)                          VALUE                    ADMITTED VALUE            (LEVEL 1)
-------------------------------------------------------------------------------------------------------------------
TYPE OF FINANCIAL INSTRUMENT
Assets
 Bonds and short-term investments --
  unaffiliated                                 $6,321,620                   $6,194,159                $388,731
 Bonds and short-term investments --
  affiliated                                    1,301,696                    1,234,312                      --
 Preferred stocks -- unaffiliated                   2,708                        2,807                      --
 Common stocks -- unaffiliated                     85,376                       85,376                  85,039
 Mortgage loans on real estate                    752,088                      748,645                      --
 Derivative related assets                        385,557                      733,869                      --
 Contract loans                                   119,039                      113,618                      --
 Surplus debentures                                13,249                       13,021                      --
 Low-income housing tax credits                     1,124                        1,124                      --
 Separate Account assets (1)                   44,195,129                   44,195,129              44,195,129
                                             ------------                 ------------            ------------
                          TOTAL ASSETS        $53,177,586                  $53,322,060             $44,668,899
                                             ------------                 ------------            ------------
Liabilities
 Liability for deposit-type contracts         $(1,359,150)                 $(1,359,150)                   $ --
 Derivative related liabilities                  (513,071)                    (513,268)                     --
 Separate Account liabilities                 (44,195,129)                 (44,195,129)            (44,195,129)
                                             ------------                 ------------            ------------
                     TOTAL LIABILITIES       $(46,067,350)                $(46,067,547)           $(44,195,129)
                                             ------------                 ------------            ------------

                                                         DECEMBER 31, 2013
                                                                            NOT PRACTICABLE
(AMOUNTS IN THOUSANDS)                  (LEVEL 2)         (LEVEL 3)        (CARRYING VALUE)
--------------------------------------  ----------------------------------------------------
TYPE OF FINANCIAL INSTRUMENT
Assets
 Bonds and short-term investments --                                                $
  unaffiliated                          $5,554,152          $378,737               --
 Bonds and short-term investments --
  affiliated                                    --         1,301,696               --
 Preferred stocks -- unaffiliated            2,708                --               --
 Common stocks -- unaffiliated                  --               337               --
 Mortgage loans on real estate                  --           752,088               --
 Derivative related assets                  18,625           366,932               --
 Contract loans                                 --           119,039               --
 Surplus debentures                         13,249                --               --
 Low-income housing tax credits                 --             1,124               --
 Separate Account assets (1)                    --                --               --
                                        ----------       -----------              ---
                                                                                    $
                          TOTAL ASSETS  $5,588,734        $2,919,953               --
                                        ----------       -----------              ---
Liabilities
                                                                                    $
 Liability for deposit-type contracts         $ --       $(1,359,150)              --
 Derivative related liabilities           (372,726)         (140,345)              --
 Separate Account liabilities                   --                --               --
                                        ----------       -----------              ---
                                                                                    $
                     TOTAL LIABILITIES   $(372,726)      $(1,499,495)              --
                                        ----------       -----------              ---

(1) Excludes approximately $21.1 million, at December 31, 2013, of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

                                                                     DECEMBER 31, 2012
                                            AGGREGATE FAIR
(AMOUNTS IN THOUSANDS)                          VALUE                    ADMITTED VALUE            (LEVEL 1)
-------------------------------------------------------------------------------------------------------------------
TYPE OF FINANCIAL INSTRUMENT
Assets
 Bonds and short-term investments --
  unaffiliated                                $15,020,205                  $13,822,160                $160,139
 Bonds -- affiliated                            1,253,896                    1,156,374                      --
 Preferred stocks -- unaffiliated                   7,851                        8,267                      --
 Common stocks -- unaffiliated                     98,413                       98,413                  98,409
 Mortgage loans on real estate                    931,986                      907,376                      --
 Derivative related assets                        551,444                      673,240                      --
 Contract loans                                   443,179                      375,219                      --
 Surplus debentures                                18,221                       15,708                      --
 Separate Account assets (1)                   45,821,181                   45,821,181              45,821,181
                                             ------------                 ------------            ------------
                          TOTAL ASSETS        $64,146,376                  $62,877,938             $46,079,729
                                             ------------                 ------------            ------------
Liabilities
 Liability for deposit-type contracts         $(1,543,283)                 $(1,543,283)                   $ --
 Derivative related liabilities                   (68,256)                     (68,250)                     --
 Separate Account liabilities                 (45,821,181)                 (45,821,181)            (45,821,181)
                                             ------------                 ------------            ------------
                     TOTAL LIABILITIES       $(47,432,720)                $(47,432,714)           $(45,821,181)
                                             ------------                 ------------            ------------

                                                          DECEMBER 31, 2012
                                                                             NOT PRACTICABLE
(AMOUNTS IN THOUSANDS)                   (LEVEL 2)         (LEVEL 3)        (CARRYING VALUE)
--------------------------------------  -----------------------------------------------------
TYPE OF FINANCIAL INSTRUMENT
Assets
 Bonds and short-term investments --                                                 $
  unaffiliated                          $14,478,232          $381,834               --
 Bonds -- affiliated                             --         1,253,896               --
 Preferred stocks -- unaffiliated             7,629               222               --
 Common stocks -- unaffiliated                   --                 4               --
 Mortgage loans on real estate                   --           931,986               --
 Derivative related assets                  (86,916)          638,360               --
 Contract loans                                  --           443,179               --
 Surplus debentures                          18,221                --               --
 Separate Account assets (1)                     --                --               --
                                        -----------       -----------              ---
                                                                                     $
                          TOTAL ASSETS  $14,417,166        $3,649,481               --
                                        -----------       -----------              ---
Liabilities
                                                                                     $
 Liability for deposit-type contracts          $ --       $(1,543,283)              --
 Derivative related liabilities             (67,042)           (1,214)              --
 Separate Account liabilities                    --                --               --
                                        -----------       -----------              ---
                                                                                     $
                     TOTAL LIABILITIES     $(67,042)      $(1,544,497)              --
                                        -----------       -----------              ---

(1) Excludes approximately $30.7 million, at December 31, 2012, of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

The valuation methodologies used to determine the fair values of bonds, stocks and derivatives are described in the above determination of Fair Values section of this note.

The amortized cost of short-term investments approximates fair value.

Fair values for mortgage loans on real estate were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

The carrying amounts of the liability for deposit-type contracts and Separate Account liabilities approximate their fair values.

Fair values for contract loans were estimated using discounted cash flow calculations and current interest rates.

At December 31, 2013 and 2012, the Company had no investments where it was not practicable to estimate fair value.

5.  INCOME TAXES

A. The components of the net deferred tax asset/(deferred tax liability) ("DTA"/"(DTL)") at period end and the change in those components are as follows:

                                                     2013
                                   ORDINARY         CAPITAL          TOTAL
--------------------------------------------------------------------------------
1 (a) Gross DTA                  $1,816,821,763    $45,135,301    $1,861,957,064
 (b) Statutory valuation                     --             --                --
  allowance adjustments
 (c) Adjusted gross DTA           1,816,821,763     45,135,301     1,861,957,064
 (d) Deferred tax assets            893,221,093     22,661,104       915,882,197
  nonadmitted
 (e) Subtotal net admitted          923,600,670     22,474,197       946,074,867
  deferred tax assets
 (f) Deferred tax liabilities       684,435,670     15,464,197       699,899,867
                               ----------------  -------------  ----------------
 (g) Net admitted deferred         $239,165,000     $7,010,000      $246,175,000
  tax asset/(net deferred tax
  liability)
                               ----------------  -------------  ----------------

                                                       2013
                                ORDINARY              CAPITAL         TOTAL
--------------------------------------------------------------------------------
2 Admission Calculation
 Components SSAP No. 101 :
 (a) Federal income taxes               $ --                $ --            $ --
  paid in prior years
  recoverable by C/B
 (b) Adjusted gross DTA          239,165,000           7,010,000     246,175,000
  expected to be realized
  (1) DTA's expected to be       239,165,000           7,010,000     246,175,000
   realized after the
   balance sheet date
  (2) DTA's allowed per                  XXX                 XXX     425,164,869
   limitation threshold
 (c) DTA's offset against        684,435,670          15,464,197     699,899,867
  (DTLs)
                            ----------------       -------------  --------------
 (d) DTA's admitted as a        $923,600,670         $22,474,197    $946,074,867
  result of application of
  SSAP No. 101
                            ----------------       -------------  --------------
3 (a) Ratio % used to                  3,349  %
 determine recovery period
 and threshold limitation
 (b) Adjusted capital and      2,834,432,460
  surplus used to
  determine 2(b)
  thresholds

                                                          2013
                                                  ORDINARY             CAPITAL
  4 IMPACT OF TAX PLANNING STRATEGIES:             PERCENT             PERCENT
-----------------------------------------------------------------------------------
 (a) Determination of adjusted gross DTA
  and net admitted DTA, by tax character
  as a %.
  (1) Adjusted gross DTAs amount from       $1,816,821,763         $45,135,301
   Note 5A1c
  (2) % of net admitted adjusted gross                   0%                  0%
   DTAs by tax character attributable to
   the impact of tax planning strategies
  (3) Net admitted adj. gross DTAs             923,600,670          22,474,197
   amount from Note 5A1e
  (4) % of net admitted adjusted gross                  32%                  4%
   DTAs by tax character admitted
   because of the impact of planning
   strategies
 (b) Do the tax planning strategies                    Yes               No  X
  include the use of reinsurance?

                                                     2012
                                   ORDINARY         CAPITAL          TOTAL
--------------------------------------------------------------------------------
1 (a) Gross DTA                  $1,991,996,696    $73,968,061    $2,065,964,757
 (b) Statutory valuation
  allowance adjustments                      --             --                --
 (c) Adjusted gross DTA           1,991,996,696     73,968,061     2,065,964,757
 (d) Deferred tax assets
  nonadmitted                     1,100,066,331     47,098,013     1,147,164,344
 (e) Subtotal net admitted
  deferred tax assets               891,930,365     26,870,048       918,800,413
 (f) Deferred tax liabilities       511,264,849     12,811,948       524,076,797
                               ----------------  -------------  ----------------
 (g) Net admitted DTA/(DTL)        $380,665,516    $14,058,100      $394,723,616
                               ----------------  -------------  ----------------

                                                     2012
                              ORDINARY              CAPITAL          TOTAL
--------------------------------------------------------------------------------
2 Admission Calculation
 Components SSAP No. 101
 :
 (a) Federal income
  taxes paid in prior
  years recoverable by
  C/B                                 $ --                $ --              $ --
 (b) Adjusted gross DTA
  expected to be
  realized                     380,665,516          14,058,100       394,723,616
  (1) DTA's expected to
   be realized after the
   balance sheet date        1,116,409,900          14,058,100     1,130,468,000
  (2) DTA's allowed per
   limitation threshold                XXX                 XXX       394,723,616
 (c) DTA's offset
  against (DTLs)               511,264,849          12,811,948       524,076,797
                          ----------------       -------------  ----------------
 (d) DTA's admitted as a
  result of application
  of SSAP No. 101             $891,930,365         $26,870,048      $918,800,413
                          ----------------       -------------  ----------------
3 (a) Ratio % used to
 determine recovery
 period and threshold
 limitation                          1,822%
 (b) Adjusted capital
  and surplus used to
  determine 2(b)
  thresholds                 2,631,490,773

                                                       2012
                                           ORDINARY              CAPITAL
                                           PERCENT               PERCENT
--------------------------------------------------------------------------------
4 Impact of Tax Planning Strategies:
 (a) Determination of adjusted gross
  DTA and net admitted DTA, by tax
  character as a %.
  (1) Adjusted gross DTAs amount from
   Note 5A1c                             $1,991,996,696         $73,968,061
  (2) % of net admitted adjusted
   gross DTAs by tax character
   attributable to the impact of tax
   planning strategies                                0%                  0%
  (3) Net admitted adj. gross DTAs
   amount from Note 5A1e                    891,930,365          26,870,048
  (4) % of net admitted adjusted
   gross DTAs by tax character
   admitted because of the impact of
   planning strategies                                0%                  0%
 (b) Do the tax planning strategies
  include the use of reinsurance?                   Yes               No  X

                                                                            CHANGE DURING 2013
                                                 ORDINARY                        CAPITAL                          TOTAL
1 (A) GROSS DTA                               $(175,174,933)                  $(28,832,760)                  $(204,007,693)
---------------------------------------------------------------------------------------------------------------------------------
 (b) Statutory valuation allowance                         --                             --                              --
  adjustments
 (c) Adjusted gross DTA                          (175,174,933)                   (28,832,760)                   (204,007,693)
 (d) Deferred tax assets nonadmitted             (206,845,238)                   (24,436,909)                   (231,282,147)
 (e) Subtotal net admitted deferred tax            31,670,305                     (4,395,851)                     27,274,454
  assets
 (f) Deferred tax liabilities                     173,170,821                      2,652,249                     175,823,070
                                              ---------------                 --------------                 ---------------
 (g) Net admitted DTA/(DTL)                     $(141,500,516)                   $(7,048,100)                  $(148,548,616)
                                              ---------------                 --------------                 ---------------

                                                                       CHANGE DURING 2013
2 ADMISSION CALCULATION COMPONENTS SSAP NO. 101 :      ORDINARY              CAPITAL               TOTAL
------------------------------------------------------------------------------------------------------------------
 (a) Federal income taxes paid in prior years
  recoverable by C/B                                           $ --                $ --                  $ --
 (b) Adjusted gross DTA expected to be realized        (141,500,516)         (7,048,100)         (148,548,616)
  (1) DTA's expected to be realized after the
   balance sheet date                                  (877,244,900)         (7,048,100)         (884,293,000)
  (2) DTA's allowed per limitation threshold                    XXX                 XXX            30,441,253
 (c) DTA's offset against (DTLs)                        173,170,821           2,652,249           175,823,070
                                                   ----------------       -------------       ---------------
 (d) DTA's admitted as a result of application of
  SSAP No. 101                                          $31,670,305         $(4,395,851)          $27,274,454
                                                   ----------------       -------------       ---------------
3 (a) Ratio % used to determine recovery period
 and threshold limitation                                     1,527%
 (b) Adjusted capital and surplus used to
  determine 2(b) thresholds                             202,941,687

                                                        CHANGE DURING 2013
                                                  ORDINARY                   CAPITAL
                                                   PERCENT                   PERCENT
---------------------------------------------------------------------------------------------
4 Impact of Tax Planning Strategies:
 (a) Determination of adjusted gross DTA
  and net admitted DTA, by tax character
  as a %.
  (1) Adjusted gross DTAs amount from
   Note 5A1c                                     $(175,174,933)             $(28,832,760)
  (2) % of net admitted adjusted gross
   DTAs by tax character attributable to
   the impact of tax planning strategies                     0%                        0%
  (3) Net admitted adj. gross DTAs
   amount from Note 5A1e                            31,670,305                (4,395,851)
  (4) % of net admitted adjusted gross
   DTAs by tax character admitted
   because of the impact of planning
   strategies                                               32%                        4%

B.  (DTLs) are not recognized for the following amounts:

       Not applicable

C.  1. The components of current income tax expense are as follows:

                                               2013                  2012           CHANGE
----------------------------------------------------------------------------------------------------
  (a) Federal                               $(220,692,418)        $323,810,575    $(544,502,993)
  (b) Foreign                                          --               44,651          (44,651)
  (c) Subtotal                               (220,692,418)         323,855,226     (544,547,644)
  (d) Federal income tax on net capital       (96,017,136)          26,183,099     (122,200,235)
   gains
  (e) Utilization of capital loss                      --                   --               --
   carry-forwards
  (f) Other                                            --                   --               --
                                          ---------------       --------------  ---------------
  (g) Federal and foreign income taxes      $(316,709,554)        $350,038,325    $(666,747,879)
   incurred
                                          ===============       ==============  ===============

2. The main components of the period end deferred tax amounts and the change in those components are as follows:

                                               2013            2012           CHANGE
---------------------------------------------------------------------------------------------
DTA: ORDINARY
 Reserves                                   $112,946,867    $805,988,168   $(693,041,301)
 Tax deferred acquisition costs               76,431,496     253,002,416    (176,570,920)
 Employee benefits                             5,030,426      11,447,285      (6,416,859)
 Bonds and other investments               1,194,813,620     666,125,537     528,688,083
 NOL/Min tax credit/Foreign tax credits      407,162,725     242,327,721     164,835,004
 Other                                        20,436,629      13,105,569       7,331,060
                                          --------------  --------------  --------------
  Subtotal: DTA Ordinary                   1,816,821,763   1,991,996,696    (175,174,933)
  Ordinary Statutory Valuation Allowance              --              --              --
                                          --------------  --------------  --------------
  Total adjusted gross ordinary DTA        1,816,821,763   1,991,996,696    (175,174,933)
  Nonadmitted ordinary DTA                   893,221,093   1,100,066,331    (206,845,238)
                                          --------------  --------------  --------------
  Admitted ordinary DTA                      923,600,670     891,930,365      31,670,305
                                          --------------  --------------  --------------
DTA: CAPITAL
 Bonds and other investments                  45,135,301      73,968,061     (28,832,760)
                                          --------------  --------------  --------------
  Subtotal: DTA Capital                       45,135,301      73,968,061     (28,832,760)
  Capital Statutory Valuation Allowance               --              --              --
                                          --------------  --------------  --------------
  Total adjusted gross capital DTA            45,135,301      73,968,061     (28,832,760)
  Nonadmitted capital DTA                     22,661,104      47,098,013     (24,436,909)
                                          --------------  --------------  --------------
  Admitted capital DTA                        22,474,197      26,870,048      (4,395,851)
                                          --------------  --------------  --------------
                      TOTAL ADMITTED DTA    $946,074,867    $918,800,413     $27,274,454
                                          ==============  ==============  ==============
DTL: ORDINARY
  Bonds and other investments               $564,175,000    $345,583,220    $218,591,780
  Deferred and uncollected                       132,244      25,872,755     (25,740,511)
  Reserves                                   109,955,305     131,595,482     (21,640,177)
  Other                                       10,173,121       8,213,392       1,959,729
                                          --------------  --------------  --------------
   Gross DTL Ordinary                        684,435,670     511,264,849     173,170,821
                                          --------------  --------------  --------------
DTL: CAPITAL
  Investment related                          15,464,197      12,811,948       2,652,249
  Other                                               --              --              --
                                          --------------  --------------  --------------
   Gross DTL Capital                          15,464,197      12,811,948       2,652,249
                                          --------------  --------------  --------------
                               TOTAL DTL    $699,899,867    $524,076,797    $175,823,070
                                          ==============  ==============  ==============
                  NET ADJUSTED DTA/(DTL)    $246,175,000    $394,723,616   $(148,548,616)
                                          ==============  ==============  ==============
Adjust for the change in deferred tax on
 unrealized gains/losses                                                       3,363,614
Adjust for the stock compensation
 transfer                                                                      1,212,314
Adjust for the change in nonadmitted
 deferred tax                                                               (231,282,147)
Other adjustments                                                                     --
                                                                          --------------
Adjusted change in net deferred income
 tax                                                                       $(375,254,835)
                                                                          ==============

D.  Reconciliation of federal income tax rate to actual effective rate:

The sum of the income tax incurred and the change in the DTA/DTL is different from the result obtained by applying the statutory federal income tax rate to the pretax income. The significant items causing this difference are as follows:

                                            2013                                 2012
                                                             % OF PRE-TAX                        % OF PRE-TAX
                                                                INCOME                              INCOME
                                         TAX EFFECT          $417,530,035     TAX EFFECT        $1,061,415,077
---------------------------------------------------------------------------------------------------------------
Statutory tax -- 35%                    $146,135,512             35.00%      $371,495,277            35.00%
Tax preferred investments                (81,000,000)           -19.40%       (89,000,000)           -8.39%
Affiliated dividends                              --              0.00%       (12,600,000)           -1.19%
Valuation allowance                               --              0.00%                --             0.00%
All other                                 (6,590,231)            -1.58%         7,386,380             0.70%
                                        ------------            ------       ------------            -----
            TOTAL STATUTORY INCOME TAX   $58,545,281             14.02%      $277,281,657            26.12%
                                        ============            ======       ============            =====
Federal and foreign income taxes
 incurred                               $(316,709,554)          -75.85%      $350,038,325            32.98%
Change in net deferred income taxes      375,254,835             89.87%       (72,756,668)           -6.86%
                                        ------------            ------       ------------            -----
            TOTAL STATUTORY INCOME TAX   $58,545,281             14.02%      $277,281,657            26.12%
                                        ============            ======       ============            =====

                                            2011
                                                              % OF PRE-TAX
                                                                 INCOME
                                         TAX EFFECT          $(732,529,932)
--------------------------------------  ------------------------------------
Statutory tax -- 35%                    $(256,385,476)            35.00%
Tax preferred investments                 (91,500,000)            12.49%
Affiliated dividends                      (25,714,500)             3.51%
Valuation allowance                                --              0.00%
All other                                    (683,314)             0.09%
                                        -------------            ------
            TOTAL STATUTORY INCOME TAX  $(374,283,290)            51.09%
                                        =============            ======
Federal and foreign income taxes
 incurred                                $125,325,732            -17.11%
Change in net deferred income taxes      (499,609,022)            68.20%
                                        -------------            ------
            TOTAL STATUTORY INCOME TAX  $(374,263,290)            51.09%
                                        =============            ======

E. 1. At December 31, 2013, the Company had $596,729,614 of net operating loss carryforward which expires between 2026 and 2028 and $53,478,967 of foreign tax credit carryforward which expires between 2018 and 2023.

2. The amount of federal income taxes incurred in the current year and each preceding year that will be available for recoupment in the event of future net losses are:

2013                             $ --
2012                             $ --
2011                             $ --

3. The aggregate amounts of deposits reported as admitted assets under Section 6603 of the IRS Code was $0 as of December 31, 2013.

F. 1. The Company's federal income tax return is consolidated within The Hartford's consolidated federal income tax return. The consolidated federal income tax return includes the following entities:

The Hartford Financial Services Group, Inc. (Parent)   Hartford Underwriters General Agency, Inc.
Hartford Holdings, Inc.                                Hartford of Texas General Agency, Inc.
Nutmeg Insurance Company                               Nutmeg Insurance Agency, Inc.
Heritage Holdings, Inc.                                Hartford Lloyd's Corporation
Hartford Fire Insurance Company                        1st AgChoice, Inc.
Hartford Accident and Indemnity Company                ClaimPlace, Inc.
Hartford Casualty Insurance Company                    Access CoverageCorp, Inc.
Hartford Underwriters Insurance Company                Access CoverageCorp Technologies, Inc.
Twin City Fire Insurance Company                       Hartford Casualty General Agency, Inc.
Pacific Insurance Company, Limited                     Hartford Fire General Agency, Inc.
Trumbull Insurance Company                             Hartford Strategic Investments LLC
Hartford Insurance Company of Illinois                 Hartford Life, Inc.
Hartford Insurance Company of the Midwest              Hartford Life and Accident Insurance Company
Hartford Insurance Company of the Southeast            Hartford Life International Ltd.
Hartford Lloyd's Insurance Company                     Hartford Equity Sales Company, Inc.
Property & Casualty Insurance Co. of Hartford          Hartford-Comprehensive Employee Benefit Service Co.
Sentinel Insurance Company, Ltd.                       Hartford Securities Distribution Company, Inc.
First State Insurance Company                          The Evergreen Group, Incorporated
New England Insurance Company                          Hartford Administrative Services Company
New England Reinsurance Corporation                    Hartford Life, Ltd.
Fencourt Reinsurance Company, Ltd.                     Hartford Life Insurance Company
Heritage Reinsurance Co., Ltd.                         Hartford Life and Annuity Insurance Company
New Ocean Insurance Co., Ltd.                          Hartford International Life Reassurance Corp.
Hartford Investment Management Co.                     American Maturity Life Insurance Company
HRA Brokerage Services. Inc.                           Champlain Life Reinsurance Company
Ersatz Corporation                                     White River Life Reinsurance Company
Hartford Integrated Technologies, Inc.                 Hartford Fund Management Group, Inc.
Business Management Group, Inc.                        Hartford Life International Holding Company

  2.   Federal Income Tax Allocation

     Estimated tax payments are made quarterly, at which time intercompany tax settlements are made. In the subsequent year, additional settlements are made on the unextended due date of the return and at the time that the return is filed. The method of allocation among affiliates of the Company is subject to written agreement approved by the Board of Directors and based upon separate return calculations with current credit for net losses to the extent the losses provide a benefit in the consolidated tax return.

6. REINSURANCE

The amount of reinsurance recoverables from and payables to affiliated and unaffiliated reinsurers were $10,718,558 and $926,044,168 respectively, as of December 31, 2013 and $23,783,887 and $538,948,935 respectively, as of December 31, 2012.

The effect of reinsurance as of and for the years ended December 31 is summarized as follows:

                                                  DIRECT            ASSUMED             CEDED                     NET
---------------------------------------------------------------------------------------------------------------------------------
2013
Aggregate reserves for future benefits         $11,905,322,306    $1,076,972,436     $(9,094,015,409)         $3,888,279,333
Liability for deposit-type contracts                48,225,329     1,335,518,462         (24,594,176)          1,359,149,615
Policy and contract claim liabilities              117,147,937        17,567,410        (117,061,305)             17,654,042
Premium and annuity considerations               2,263,956,031       214,306,601      (5,460,857,455)         (2,982,594,824)
Death, annuity, disability and other               768,962,763       335,485,820        (780,296,543)            324,152,040
 benefits
Surrenders and other fund withdrawals           11,128,056,539       211,476,401     (11,495,364,832)           (155,831,892)

                                                         DIRECT            ASSUMED             CEDED                   NET
---------------------------------------------------------------------------------------------------------------------------------
2012
Aggregate reserves for future benefits                $13,136,569,365    $1,141,074,169    $(5,068,899,440)        $9,208,744,094
Liability for deposit-type contracts                       57,593,210     1,485,690,018                 --          1,543,283,228
Policy and contract claim liabilities                     114,807,788        13,382,743        (54,078,602)            74,111,929
Premium and annuity considerations                      2,380,044,324       311,741,821     (1,402,987,610)         1,288,798,535
Death, annuity, disability and other benefits             660,013,086       421,351,995       (313,326,701)           768,038,380
Surrenders and other fund withdrawals                   8,896,799,930       238,908,549     (8,830,040,225)           305,668,254

                                                     DIRECT             ASSUMED             CEDED                     NET
---------------------------------------------------------------------------------------------------------------------------------
2011
Aggregate reserves for future benefits            $10,948,992,648     $5,217,901,345     $(4,953,576,011)         $11,213,317,982
Policy and contract claim liabilities                  77,162,981          9,362,396         (38,432,611)              48,092,766
Premium and annuity considerations                  2,478,347,638        327,157,421      (1,404,362,300)           1,401,142,759
Death, annuity, disability and other benefits         541,731,135        421,610,418        (251,193,984)             712,147,569
Surrenders and other fund withdrawals               8,945,267,166        260,269,537      (8,873,703,048)             331,833,655

A.  EXTERNAL REINSURANCE

The Company cedes insurance to unaffiliated insurers in order to limit its maximum losses. Such agreements do not relieve the Company from its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk. As of December 31, 2013, the Company has two reinsurance-related concentrations of credit risk greater than 10% of the Company's capital and surplus. These concentrations, which are actively monitored, are as follows: reserve credits totaling $7.7 billion for Prudential offset by $5.4 billion of market value of assets held in trust, for a net exposure of $2.3 billion, and reserve credits totaling $682 million for Transamerica Life Insurance Company.

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel the reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in the Company's surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the Company to the reinsurer, and for which such obligation is not presently accrued is $127,493,929 in 2013, a decrease of $180,280,857 from the 2012 balance of $307,774,786. The total amount of reinsurance credits taken for this agreement was $196,144,507 in 2013, a decrease of $277,355,163 from the 2012 balance of $473,499,670.

On December 31, 2012, The Hartford completed the sale of its U.S. individual annuity new business capabilities to Forethought Financial Group. Effective May 1, 2012, all new U.S. annuity policies sold by the Company are reinsured to Forethought Life Insurance Company. The Company ceased the sale of such annuity policies and the reinsurance agreement terminated as to new business in the second quarter of 2013. The reinsurance agreement has no impact on in-force policies issued on or before April 27, 2012.

On January 2, 2013, The Hartford completed the sale of its Individual Life insurance business to Prudential for consideration consisting primarily of a ceding commission of which $457 million, before tax, was allocated to the Company. The transaction resulted from The Hartford's strategic business realignment announced in March 2012. The sale was structured as a reinsurance transaction and resulted in a before tax gain of approximately $1.6 billion consisting of a reinsurance gain and investment - related gains, and an estimated increase to surplus of approximately $1.4 billion, before tax. A reinsurance gain of approximately $600 million, before tax, will be deferred and amortized over 20 years as earnings are estimated to emerge from the business reinsured. Upon closing, the Company reinsured $7.1 billion of policyholder liabilities and $3.8 billion of

Separate Account liabilities under an indemnity reinsurance agreement. The Company also transferred invested assets (excluding cash) with a statement value of $5.1 billion to Prudential.

B.  REINSURANCE ASSUMED FROM AFFILIATES

The Company has reinsurance agreements with Hartford Life Insurance K.K. ("HLIKK"), a Japan based affiliate and a wholly- owned subsidiary of The Hartford. Under these agreements, HLIKK ceded 100% of its covered risks to the Company. The following list describes the reinsurance agreements with HLIKK:

- The Company assumes GMDB on covered contracts that have an associated GMIB rider in force on or after July 31, 2006, and GMIB riders issued on or after April 1, 2005. In connection with this reinsurance agreement, the Company collected premiums of $89,335,190, $172,316,300 and $179,915,572 for the
    years ended December 31, 2013, 2012 and 2011, respectively.

- The Company assumes in-force and prospective "3Win" annuities which bundle guaranteed minimum accumulation benefits ("GMAB"), GMIB and GMDB risks issued on or after February 5, 2007. As a result of capital markets underperformance, 97% of contracts, a total of $3.1 billion, triggered during 2008 and of this amount, $2.0 billion elected the GMIB payout annuity, while the remainder elected a lump-sum payout. The Company received the additional considerations, net of the first annuity payout, and is paying the associated benefits to HLIKK over the payout period. As a result, in 2009 the Company entered into a funding agreement with HLIC in the amount of $1,468,809,904 for the purpose of funding these payments. The funding agreement calls for scheduled annual payouts on October 31 with interest at 5.16% through 2019. In connection with this reinsurance agreement, the Company collected premiums of $389,974, $826,283 and $859,383 for the years ended December 31, 2013, 2012 and 2011, respectively.

- The Company assumes certain in-force and prospective GMIB and GMDB riders issued on or after February 1, 2008. In connection with this reinsurance agreement, the Company collected premiums of $2,326,219, $3,294,187 and $3,559,447 for the years ended December 31, 2013, 2012 and 2011, respectively.

- The Company assumes certain in-force and prospective GMDB riders issued on or after April 1, 2005. In connection with this reinsurance agreement, the Company collected premiums of $2,443,973, $2,817,698 and $3,044,045 for the years ended December 31, 2013, 2012 and 2011, respectively.

The Company had a modified coinsurance ("Modco") reinsurance agreement with Hartford Life Limited ("HLL"), an affiliated wholly-owned subsidiary of Hartford Life International, Ltd ("HLIL"). The Company assumed 100% of the risks associated with GMDB and GMWB riders written by and in-force with HLL as of November 1, 2010. In connection with this agreement as of December 31, 2013 and 2012, the Company recorded a net (payable)/receivable of $0 and $(1,490,759), respectively, and collected premiums of $8,066,899, $9,541,634, and $10,370,089 for the years ended December 31, 2013, 2012 and 2011, respectively. The Company sold HLIL on December 12, 2013, and due to the sale of HLIL, the Company novated its Modco reinsurance agreement with HLL. See Note 13.

C.  REINSURANCE CEDED TO AFFILIATES

The Company has a Modco and coinsurance with funds withheld reinsurance agreement ("WRR Agreement") with White River Life Reinsurance Company ("WRR"), an affiliated captive insurance company unauthorized in the State of Connecticut. The Company cedes to WRR variable annuity contracts, associated riders, and payout annuities written by the Company; annuity contracts and associated riders assumed by the Company under unaffiliated reinsurance agreements; GMAB, GMIB riders and GMDB risks assumed by the Company from HLIKK. Due to the sale of HLIL, the Company ceased ceding GMDB and GMWB riders assumed by the Company from HLL as of December 1, 2013. See Note 13.

Under Modco, the assets and liabilities, and under coinsurance with funds withheld, the assets, associated with the reinsured business will remain on the balance sheet of the Company in segregated portfolios, and WRR will receive the economic risks and rewards related to the reinsured business through Modco and funds withheld adjustments.

In connection with the WRR Agreement as of December 31, 2013 and 2012, the Company recorded a receivable of $0 and $172,250,508 within Amounts recoverable for reinsurance on the Statements of Admitted Assets, Liabilities and Capital and Surplus; a payable of $917,034,952 and $527,400,013, respectively, reported within Other liabilities; Funds held under reinsurance treaties with unauthorized reinsurers of $255,906,441 and $212,088,584, respectively; and paid premiums of $518,156,124, $719,723,726, and $885,985,397, for the years ended
December 31, 2013, 2012, and 2011, respectively. As a result of the sale of the U.S. individual annuity new business, the Company ceased ceding new business to WRR in 2012.

Effective November 1, 2007, the Company entered into a Modco and coinsurance with funds withheld reinsurance agreement with Champlain Life Reinsurance Company ("Champlain"), an affiliated captive insurance company unauthorized in the State of Connecticut. Champlain used a third-party letter of credit to back a certain portion of its statutory reserves, and this letter of credit was assigned to the Company in order to provide collateral for the Company to take reinsurance credit under this agreement. The increase in surplus, net of federal income tax, that resulted from the reinsurance agreement on the effective date was $194,430,212. This surplus benefit was amortized into income on a net of tax basis as earnings emerge from the business reinsured, resulting in a net $0 future impact to surplus. The Company reported paid premiums of $(2,768,952,656), $200,281,441 and $209,973,214 for the years ended December 31,
2013, 2012 and 2011, respectively.

As a result of the sale of the individual life insurance business to Prudential, the Company simultaneously recaptured the individual life insurance assumed by Champlain. As a result, on January 2, 2013, the Company re-assumed all of the life reserves and claims payable totaling $3.0 billion from Champlain; Champlain returned the funds withheld totaling $2.8 billion to the Company; the Company paid a recapture fee of $347 million to Champlain; and, the Company ceded the recaptured reserves to Prudential. The amounts resulting from the transaction with Prudential disclosed above include the release of the Company's remaining deferred gain of $167 million, deferred at the inception of the reinsurance to Champlain, from restricted surplus.

7.  PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND UNCOLLECTED)

The following table presents premiums and annuity considerations (deferred and uncollected) as of December 31:

                                                            2013                                        2012
                                             GROSS               NET OF LOADING          GROSS               NET OF LOADING
--------------------------------------------------------------------------------------------------------------------------------
TYPE
Ordinary new business                             $ --                    $ --          $1,616,249               $1,988,768
Ordinary renewal                             3,551,571               3,702,032          17,869,947               21,931,463
Group life                                          --                      --              49,363                   32,976
                                          ------------            ------------       -------------            -------------
                                   TOTAL    $3,551,571              $3,702,032         $19,535,559              $23,953,207
                                          ------------            ------------       -------------            -------------

8.  RELATED PARTY TRANSACTIONS

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions, returns of capital and payments of dividends. Investment management fees are charged by HIMCO and are a component of net investment income. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by the affiliate Hartford Fire Insurance Company.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

At December 31, 2013 and 2012, the Company reported $0 and $13,512,043, respectively, as receivables from and $33,588,068 and $35,894,640, respectively, as payables to parent, subsidiaries, and affiliates. The terms of the written settlement agreements require that these amounts be settled generally within 30 days.

Effective December 31, 2010, The Hartford entered into an Intercompany Liquidity Agreement (the "Agreement") with its insurance company subsidiaries that are domiciled in the State of Connecticut. The Agreement allows for short-term advances of funds between Hartford affiliates. It is not intended to be used for the daily management of liquidity, but instead as a contingency resource should an immediate liquidity need arise at a particular entity. On May 29, 2013, Hartford Life and Annuity Insurance Company issued a note in the principal amount of $225 million to Hartford Life and Accident Insurance Company, under the intercompany liquidity agreement. The note bears interest at 1.00% and matures on May 29, 2014, but was redeemed February 28, 2014.

On February 22, 2013, the Company paid an extraordinary cash return of capital of $1.05 billion to HLIC.

Related party transactions may not be indicative of the costs that would have been incurred on a stand-alone basis. For additional information, see Notes 5, 6, 9 and 12.

9. RETIREMENT PLANS, OTHER POSTRETIREMENT BENEFIT PLANS AND POSTEMPLOYMENT BENEFITS

The Hartford maintains The Hartford Retirement Plan for U.S. Employees, a U.S. qualified defined benefit pension plan (the "Plan") that covers substantially all employees of the Company. The Hartford also maintains non-qualified pension plans to accrue retirement benefits in excess of Internal Revenue Code limitations. These plans shall be collectively referred to as the "Pension Plans."

Effective December 31, 2012, the Hartford amended the Plan to freeze participation and benefit accruals. As a result, employees will not accrue further benefits under the cash balance formula of the plan, although interest will continue to accrue to existing account balances. Compensation earned by employees up to December 31, 2012 will be used for purposes of calculating benefits under the Plan but there will be no future benefit accruals after that date. Participants as of December 31, 2012 will continue to earn vesting credit with respect to their frozen accrued benefits as they continue to work. The freeze also applies to The Hartford Excess Pension Plan II, The Hartford's non-qualified excess benefit plan for certain highly compensated employees, effective December 31, 2012.

For the years ended December 31, 2013, 2012 and 2011, the Company incurred expenses related to the Pension Plans of $5,659,399, $22,147,339 and $18,704,662, respectively, related to the allocation of the net periodic benefit cost, benefit payments and funding to the Pension Plans.

The Hartford also provides certain health care and life insurance benefits for eligible retired employees of the Company. The Hartford's contribution for health care benefits will depend upon the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap for certain retirees which limits average company contributions. The Hartford has prefunded a portion of the health care obligations through a trust fund where such prefunding can be accomplished on a tax effective basis. Effective January 1, 2002, company-subsidized retiree medical, retiree dental and retiree life insurance benefits were eliminated for employees with original hire dates with the Company on or after January 1, 2002. As of December 31, 2012, the Hartford's other postretirement medical, dental and life insurance coverage plans were amended to no longer provide subsidized coverage for current employees who retire on or after January 1, 2014. For the years ended December 31, 2013, 2012 and 2011, the Company incurred (income)/expense related to the other postretirement benefit plans of $(29,777), $664,015 and $1,383,478, respectively.

Substantially all U.S. employees are eligible to participate in The Hartford Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. The Company's contributions include a non-elective contribution of 2% of eligible compensation and a dollar-for-dollar matching contribution of up to 6% of eligible compensation contributed by the employee each pay period. Eligible compensation includes overtime and bonuses but is limited to a total of $1,000,000 annually. The expense allocated to the Company for the year ended December 31, 2013 was $4,611,879.

Prior to January 1, 2013, the contributions were matched, up to 3.0% of base salary, by the Company. In 2012, employees who had earnings of less than $110,000 in the preceding year also received a contribution of 1.5% of base salary and employees who had earnings of $110,000 or more in the preceding year received a contribution of 0.5% of base salary. The expenses allocated to the Company for the years ended December 31, 2012 and 2011 were $4,731,580 and $4,883,327, respectively.

The Company participates in postemployment plans sponsored by Hartford Fire Insurance Company. These plans provide for medical and salary continuance benefits for employees on long-term disability. For the years ended December 31, 2013, 2012, and 2011, the Company was allocated expenses under these plans of $36,458, $591,375, and $664,382, respectively. In addition, additional expenses for the Company under this plan were $36,296, $125,785 and $32,433 for the years ended December 31, 2013, 2012 and 2011, respectively, resulting from valuation adjustments.

10.  CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS

DIVIDEND RESTRICTIONS

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval of the Connecticut Insurance Commissioner (the "Commissioner"), is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Commissioner. Dividends are paid as determined by the Board of Directors in accordance with state statutes and regulations, and are not cumulative. In 2013, 2012, and 2011, a return of capital of $1.05 billion, and dividends of $0 and $0, respectively, were paid. With respect to dividends to its parent HLIC, the Company's dividend limitation under the holding company laws of Connecticut is $997,664,886 in 2014.

UNASSIGNED FUNDS

The portion of unassigned funds reduced by each item below at December 31, was as follows:

                                               2013             2012
--------------------------------------------------------------------------
Unrealized capital losses, net of tax       $721,211,084      $934,084,695
Nonadmitted asset values                     928,120,355     1,168,207,992
Asset valuation reserve                       43,221,943       162,571,194
Provision for reinsurance                             --                --

11.  SEPARATE ACCOUNTS

The Company maintained Separate Account assets totaling $44,216,206,885 and $45,851,885,131 as of December 31, 2013 and 2012, respectively. The Company utilizes Separate Accounts to record and account for assets and liabilities for particular lines of business. For the current reporting year, the Company recorded assets and liabilities for individual variable annuities, variable life and variable universal life product lines in the Separate Accounts.

The Separate Account classifications are supported by state statute and are in accordance with the domiciliary state procedures for approving items within the Separate Accounts. Separate Account assets are segregated from other investments and reported at fair value. Some assets are considered legally insulated whereas others are not legally insulated from the General Account. As of December 31, 2013 and 2012, the Company's Separate Account statement included legally insulated assets of $44,216,206,885 and $45,851,885,131, respectively.

Separate Account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the General Account Statements of Operations as a component of Net transfers from Separate Accounts. The Company's Separate Accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on Separate Account assets are not separately reflected in the Statements of Operations.

Separate Account fees, net of minimum guarantees, were $899,999,354, $971,069,837 and $1,095,419,763 for the years ended December 31, 2013, 2012 and
2011, respectively, and are recorded as a component of fee income on the Company's Statements of Operations.

An analysis of the Separate Accounts as of December 31, 2013 is as follows:

                                                            NONINDEXED
                                                            GUARANTEED        NONINDEXED
                                                            LESS THAN         GUARANTEED       NONGUARANTEED
                                                             OR EQUAL         MORE THAN          SEPARATE
                                            INDEXED           TO 4%               4%             ACCOUNTS             TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Premium considerations or deposits for
 the year ended 2013:                         $ --             $ --              $ --             $914,828,458       $914,828,458
                                              ----             ----              ----        -----------------  -----------------
Reserves @ year-end:
 For accounts with assets at:
  Fair value                                    --               --                --           43,783,307,624     43,783,307,624
  Amortized cost                                --               --                --                       --                 --
                                              ----             ----              ----        -----------------  -----------------
                         TOTAL RESERVES         --               --                --           43,783,307,624     43,783,307,624
                                              ----             ----              ----        -----------------  -----------------
By withdrawal characteristics:
 Subject to discretionary withdrawal            --               --                --                       --                 --
 With fair value adjustment                     --               --                --                       --                 --
 At book value without fair value
  adjustment and with surrender charge
  of 5% or more                                 --               --                --                       --                 --
 At fair value                                  --               --                --           43,559,275,298     43,559,275,298
 At book value without fair value
  adjustment and with surrender charge
  of less than 5%                               --               --                --                       --                 --
                                              ----             ----              ----        -----------------  -----------------
                               SUBTOTAL         --               --                --           43,559,275,298     43,559,275,298
 Not subject to discretionary
  withdrawal                                    --               --                --              224,032,326        224,032,326
                                              ----             ----              ----        -----------------  -----------------
                                  TOTAL       $ --             $ --              $ --          $43,783,307,624    $43,783,307,624
                                              ----             ----              ----        -----------------  -----------------

Below is the reconciliation of Net transfers from Separate Accounts as of December 31,

                                                                 2013                    2012                    2011
---------------------------------------------------------------------------------------------------------------------------------
Transfer to Separate Accounts                                   $914,828,458            $905,791,935            $866,204,030
Transfer from Separate Accounts                               10,913,496,680           8,502,888,504           8,302,354,037
                                                           -----------------       -----------------       -----------------
Net transfer from Separate Accounts                           (9,998,668,222)         (7,597,096,569)         (7,436,150,007)
Internal exchanges and other Separate Account activity            81,476,262              (4,353,290)            (10,460,311)
                                                           -----------------       -----------------       -----------------
Transfer from Separate Accounts on the Statements of
 Operations                                                  $(9,917,191,960)        $(7,601,449,859)        $(7,446,610,318)
                                                           -----------------       -----------------       -----------------

12. COMMITMENTS AND CONTINGENT LIABILITIES

(A) LITIGATION

The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses and costs of defense, will not be material to the financial condition of the Company.

(B) GUARANTY FUNDS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year, depending on the state.

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid immaterial net guaranty fund assessments in 2013, 2012 and 2011. The Company has a guaranty fund receivable of $3,515,901 and $3,635,667 as of December 31, 2013 and 2012, respectively.

(C) LEASES

As discussed in Note 8, transactions with The Hartford include rental facilities and equipment. Rent paid by the Company to The Hartford for its share of space occupied and equipment used by The Hartford's life insurance companies was $608,095, $7,635,952 and $8,039,174 in 2013, 2012 and 2011, respectively. Future minimum rental commitments are immaterial.

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut.

(D) TAX MATTERS

The Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various state and foreign jurisdictions. The Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations for years prior to 2007. The audit of the years 2007-2011 are expected to conclude in 2015, with no material impact on the financial condition or results of operations. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The Company's unrecognized tax benefits are settled with the parent consistent with the terms of the tax sharing agreement described in Note 5.

The Separate Account dividend received deduction ("DRD") is estimated for the current year using information from the most recent return, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments and level of policy owner equity account balances. The actual current year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received in the mutual funds, amounts of distributions from these mutual funds, amounts of short-term capital gains at the mutual fund level and the Company's taxable income before the DRD. The Company recorded benefits of $80,401,818, $83,835,300 and $119,417,997 related to the Separate Account DRD for the years ended December 31, 2013, 2012 and 2011, respectively. These amounts included (charges)/benefits related to prior years' tax returns of $(598,182), $(5,164,700) and $938,384 in 2013, 2012
and 2011, respectively.

(E) FUNDING OBLIGATIONS

At December 31, 2013 and 2012, the Company had outstanding commitments totaling $1,657,000 and $2,189,520, respectively, to fund partnership and other alternative investments, which may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses.

13. SALES OF AFFILIATES AND DISCONTINUED OPERATIONS

On November 30, 2012, the Company completed the sale of Woodbury Financial Services, Inc., a wholly-owned subsidiary, to AIG Advisor Group, Inc., a subsidiary of American International Group, Inc. The disposition resulted in a gain of $26 million before tax.

On December 12, 2013, The Company sold HLIL, a direct wholly-owned subsidiary of the Company, in a cash transaction to Columbia Insurance Company, a Berkshire Hathaway company, for approximately $285 million. At closing, HLIL's sole asset was its subsidiary, HLL, a Dublin-based company that sold variable annuities in the U.K. from 2005 to 2009. The disposition resulted in a decrease is surplus of approximately $225 million, after tax. As part of the transaction, the Company novated its Modco reinsurance agreement with HLL.

The amounts related to Discontinued Operations and the effect on the Company's Balance Sheet and Summary of Operations is as follows:

BALANCE SHEET AS OF DECEMBER 31, 2013
(AMOUNTS IN MILLIONS)
--------------------------------------------------------------------------------
Assets
a. Line 5      Cash                                                    $285
                                                               ------------
b. Line 28      Total assets                                           (400)
                                                               ------------
Liabilities, Surplus and Other Funds
c. Line 28      Total liabilities                                        --
                                                               ------------
d. Line 37      Surplus                                                (225)
                                                               ------------
e. Line 39      Total liabilities and surplus                          (225)
                                                               ------------
Summary of Operations
f. Line 1       Premiums                                                 --
                                                               ------------
g. Line 19      Increase in aggregate reserves for accident &            --
 health
 (current year less prior year)
                                                               ------------
h. Line 32      Federal and foreign income taxes incurred                --
                                                               ------------
i. Line 34      Net realized capital gains (losses)                    (434)
                                                               ------------
j. Line 35      Net income                                            $(472)
                                                               ------------

14. SUBSEQUENT EVENTS

The Company has evaluated events subsequent to December 31, 2013, through April 25, 2014, the date the financial statements were available to be issued. The Company has not evaluated subsequent events after that date for presentation in these financial statements.

On January 30, 2014, The Hartford received permission from the Department to pay extraordinary dividends (as returns of capital) of $642,349,730 from HLAI to HLIC and $800,000,000 from HLIC to Hartford Life and Accident Insurance Company ("HLA"). HLAI and HLIC paid these returns of capital on February 27, 2014. In turn, HLIC received a return of capital of $642,349,730 from HLAI and HLA received a return of capital of $800,000,000 from HLIC on February 27, 2014.

In conjunction with the capitalization of HLA to support the Group Benefits business and the separation of that business from the Talcott Resolution operating segment, on January 30, 2014, The Hartford received permission from the Connecticut Insurance Department to distribute the shares of stock of HLIC from HLA to Hartford Life, Inc., as an extraordinary dividend (as a return of capital). This was completed on March 3, 2014.

In March 2014, the Company received permission from the Department and the Vermont Department of Financial Regulation to terminate the reinsurance agreement with its affiliate WRR effective April 1, 2014. As a result the Company will receive a return of ceded premium related to Separate Account business totaling $41 billion offset by Modco adjustments of $41 billion; reassume $281 million in aggregate reserves for annuity contracts; WRR will return the funds withheld totaling $281 million to the Company; and the Company will pay a recapture fee of $0 to WRR. In addition, the Company is expected to receive a capital contribution of $1,022 million from its parent HLIC in support of the business recaptured.

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)   (1)   Resolution of the Board of Directors of Hartford Life and Annuity
            Insurance Company ("Hartford") authorizing the establishment of the
            Separate Account. (1)
      (2)   Not applicable
      (3)   (a)   Amended and Restated Principal Underwriter Agreement. (2)
      (3)   (b)   Form of Dealer Agreement. (3)
      (4)   (a)   Form of Individual Flexible Premium Variable Annuity Contract.
                  (4)
      (4)   (b)   Maximum Anniversary Value / Earnings Protection Death Benefit
                  Rider (5)
      (4)   (c)   Asset Protection Benefit Rider (5)
      (4)   (d)   Premium Protection Death Benefit Rider (5)
      (4)   (e)   Enhanced Death Benefit Rider (5)
      (4)   (f)   Death Benefit Rider (5)
      (4)   (g)   Principal First (5)
      (4)   (h)   Principal First Preferred (5)
      (4)   (i)   Unified Benefit Rider (5)
      (4)   (j)   Lifetime Income Foundation Rider (Single) (5)
      (4)   (k)   Lifetime Income Foundation Rider (Joint Life / Single) (5)
      (4)   (l)   Lifetime Income Builder II Rider (Single) (5)
      (4)   (m)   Lifetime Income Builder II Rider (Joint Life / Spousal) (5)
      (4)   (n)   The Hartford's Lifetime Income Builder Selects Rider (Single)
                  (5)
      (4)   (o)   The Hartford's Lifetime Income Builder Selects Rider (Joint
                  Life / Spousal) (5)
      (4)   (p)   The Hartford's Lifetime Income Builder Portfolios Rider
                  (Single) (5)
      (4)   (q)   The Hartford's Lifetime Income Builder Portfolios Rider (Joint
                  Life / Spousal) (5)
      (4)   (r)   Amendatory Rider -- Voluntary Program to Surrender Contract
                  and In Force Riders And Receive Enhanced Surrender Value (8)
      (5)   Form of Application. (4)
      (6)   (a)   Certificates of Incorporation of Hartford. (6)
      (6)   (b)   Amended and Restated Bylaws of Hartford. (9)
      (7)   Reinsurance Agreements and Amendments
            (a)   ACE Tempest Life Reinsurance Ltd. (5)
            (b)   Swiss Re Life & Health America, Inc. (HL) (5)
            (c)   Swiss Re Life & Health America, Inc. (HLA) (5)
      (8)   Fund Participation Agreements and Amendments
            (a)   AIM Variable Insurance Funds (5)
            (b)   AllianceBernstein Variable Products Series Fund, Inc. (5)
            (c)   Fidelity Variable Insurance Products Funds (5)
            (d)   Hartford HLS Series Fund II, Inc. (5)
                  Hartford Series Fund, Inc. (5)
            (e)   Lord Abbett Series Fund, Inc. (5)
            (f)   Oppenheimer Variable Account Funds (5)
            (g)   Putnam Variable Trust (5)
            (h)   The Universal Institutional Funds, Inc. (5)
            (i)   Guarantee Agreement, between Hartford Life and Accident
                  Insurance Company and ITT Hartford Life and Annuity Insurance
                  Company, its wholly owned subsidiary, dated as of August 20, 1993 and effective as of August 20, 1993. (7)
            (j)   Guarantee Agreement, between Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company, dated as of May 23, 1997. (7)
      (9)   Opinion and Consent of Lisa Proch, Assistant General Counsel.
      (10)  Consents of Deloitte & Touche LLP.
      (11)  No financial Statements are omitted.
      (12)  Not applicable.
      (99)  Copy of Power of Attorney.

------------

(1) Incorporated by reference to the Post-Effective Amendment No. 2 to the Registration Statement File No. 333-80732, filed on April 28, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 333-148564, filed on February 9, 2009.

(3) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 033-73568, filed on May 1, 1996.

(4) Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-101950, filed on April 7, 2003.

(5) Incorporated by reference to Post Effective Amendment No. 16, to the Registration Statement File No. 333-119421, filed on April 23, 2012.

(6) Incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-136545, filed on May 1, 2009.

(7) Incorporated by reference to Post-Effective Amendment No. 9, to the Registration Statement on Form N-4, File No. 333-148565, filed on May 3, 2010.

(8) Incorporated by reference Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, File No. 333-119421, filed on April 23, 2012.

(9) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement File No. 333-176152, filed on April 25, 2014.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Lydia M. Anderson (1)               Vice President
Thomas S. Barnes                    Vice President
Beth A. Bombara (1)                 Chief Executive Officer, President, Chairman of the Board, Director*
John B. Brady                       Actuary, Vice President
Michael R. Chesman (1)              Senior Vice President
Robert A. Cornell                   Actuary, Vice President
Rochelle S. Cummings                Vice President
George Eknaian                      Chief Actuary Senior Vice President
Csaba Gabor                         Chief Compliance Officer of Separate Accounts
John W. Gallant                     Vice President
Michael R. Hazel                    Vice President, Controller
Donna R. Jarvis                     Actuary, Vice President
Alan J. Kreczko (1)                 Executive Vice President, General Counsel
Craig D. Morrow                     Appointed Actuary, Vice President
Mark J. Niland (1)                  Senior Vice President, Director*
Robert W. Paiano (1)                Treasurer, Senior Vice President, Director*
Peter F. Sannizzaro                 Senior Vice President, Chief Accounting Officer, Chief Financial Officer
Terence Shields (1)                 Assistant Vice President, Corporate Secretary

------------

Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 06089.

*   Denotes Board of Directors.

(1)  Address: One Hartford Plaza, Hartford, CT 06155

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     Incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement File No. 333-148564, filed on February 19, 2014.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of February 28, 2014, there were 12,269 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     Provision is made that the Corporation, to the fullest extent permissible by applicable law as then in effect, shall indemnify any individual who is a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal (each, a "Proceeding") because such individual is or was (i) a Director, or (ii) an officer or employee of the Corporation (for purposes of the by laws, each an "Officer"), against obligations to pay judgments, settlements, penalties, fines or reasonable expenses (including counsel fees) incurred in a Proceeding if such Director or
     Officer: (l)(A) conducted him or herself in good faith; (B) reasonably believed (i) in the case of conduct in such person's official capacity, which shall include service at the request of the Corporation as a director, officer or fiduciary of a Covered Entity (as defined below), that his or her conduct was in the best interests of the Corporation; and (ii) in all other cases, that his or her conduct was at least not opposed to the best interests of the Corporation; and (C) in the case of any criminal proceeding, such person had no reasonable cause to believe his or her conduct was unlawful; or (2) engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the Corporation's Certificate, in each case, as determined in accordance with the procedures set forth in the by laws. For purposes of the by laws, a "Covered Entity" shall mean another corporation, partnership, joint venture, trust or other enterprise (including, without limitation, any employee benefit plan) in respect of which such person is serving at the request of the Corporation as a director, officer or fiduciary.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - DC Variable Account I

     Hartford Life Insurance Company - Separate Account One

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Ten

     Hartford Life Insurance Company - Separate Account Three

     Hartford Life Insurance Company - Separate Account Five

     Hartford Life Insurance Company - Separate Account Seven

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

     Hartford Life and Annuity Insurance Company - Separate Account One

     Hartford Life and Annuity Insurance Company - Separate Account Ten

     Hartford Life and Annuity Insurance Company - Separate Account Three

     Hartford Life and Annuity Insurance Company - Separate Account Five

     Hartford Life and Annuity Insurance Company - Separate Account Six

     Hartford Life and Annuity Insurance Company - Separate Account Seven

       (b) Directors and Officers of HSD

                                                        POSITIONS AND OFFICES
NAME                                                       WITH UNDERWRITER
---------------------------------------------------------------------------------------------------------
Diana Benken                 Chief Financial Officer and Controller/FINOP
Christopher S. Conner (1)    AML Compliance Officer and Chief Compliance Officer
Christopher J. Dagnault (2)  President, Chief Executive Officer
Aidan Kidney                 Senior Vice President
Kathleen E. Jorens (3)       Vice President, Assistant Treasurer
Robert W. Paiano (3)         Senior Vice President, Treasurer
Cathleen Shine               Secretary
Diane E. Tatelman            Vice President
Jane Wolak                   Chairman of the Board, Director

------------

Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 07089.

(1)  Address: 1500 Liberty Ridge Dr., Wayne, PA 19087

(2)  Address: 500 Bielenberg Drive, Woodbury, MN 55125

(3)  Address: One Hartford Plaza, Hartford, CT 06155

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on April 25, 2014.

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
SEPARATE ACCOUNT THREE
(Registrant)

By:    /s/ Beth A. Bombara*                 *By:   /s/ Lisa Proch
       -----------------------------------         -----------------------------------
       Beth A. Bombara,                            Lisa Proch
       President, Chief Executive Officer          Attorney-in-Fact
       Chairman of the Board

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
(Depositor)

By:    /s/ Beth A. Bombara*
       -----------------------------------
       Beth A. Bombara,
       President, Chief Executive Officer
       Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Beth A. Bombara, President, Chief Executive Officer,
 Chairman of the Board, Director*
Mark J. Niland, Senior Vice President, Director*
Robert W. Paiano, Senior Vice President, Treasurer,
 Director*                                                         *By:   /s/ Lisa Proch
                                                                          ------------------------------
Peter F. Sannizarro, Senior Vice President, Chief                         Lisa Proch
 Accounting Officer, Chief Financial Officer                              Attorney-in-Fact
                                                                   Date:  April 25, 2014

333-119421

                                 EXHIBIT INDEX

(9)  Opinion and Consent of Lisa Proch, Assistant General Counsel.
(10) Consents of Deloitte & Touche, LLP.
(99) Power of Attorney.